UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21977
Invesco Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)
Brian Hartigan, President
3500 Lacey Road
Downers Grove, IL 60515
Registrant's telephone number, including area code:
(800) 983-0903
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco California AMT-Free Municipal Bond ETF
PWZ | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco California AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California AMT-Free Municipal Bond ETF	$14	0.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$724,107,226
Total number of portfolio holdings	667
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 5.00%, 11/01/2047	0.96%
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 4.00%, 11/01/2044	0.95%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.77%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	0.73%
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 4.00%, 07/01/2044	0.71%
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB, 5.00%, 10/01/2047	0.71%
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB, 5.00%, 05/01/2049	0.70%
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds, 4.00%, 07/01/2049	0.63%
California (State of), Series 2023, Ref. GO Bonds, 5.00%, 10/01/2042	0.63%
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB, 5.00%, 08/15/2050	0.58%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco CEF Income Composite ETF
PCEF | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco CEF Income Composite ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco CEF Income Composite ETF	$21	0.41%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$829,157,988
Total number of portfolio holdings	111
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	4.35%
BlackRock Health Sciences Term Trust	3.00%
BlackRock Technology and Private Equity Term Trust	2.85%
Eaton Vance Tax-Managed Diversified Equity Income Fund	2.80%
Nuveen Preferred & Income Opportunities Fund	2.61%
Nuveen S&P 500 Buy-Write Income Fund	2.46%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	2.46%
BlackRock Capital Allocation Term Trust	2.43%
BlackRock ESG Capital Allocation Term Trust	2.42%
BlackRock Enhanced Equity Dividend Trust	2.40%
* Excluding money market fund holdings, if any.
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Dorsey Wright SmallCap Momentum ETF
DWAS | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Dorsey Wright SmallCap Momentum ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright SmallCap Momentum ETF	$29	0.60%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$735,944,038
Total number of portfolio holdings	204
Portfolio turnover rate	92%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Dave, Inc.	1.78%
Mr. Cooper Group, Inc.	1.62%
ADMA Biologics, Inc.	1.52%
Limbach Holdings, Inc.	1.42%
Kinetik Holdings, Inc., Class A	1.35%
Byrna Technologies, Inc.	1.28%
Kadant, Inc.	1.25%
Modine Manufacturing Co.	1.23%
Climb Global Solutions, Inc.	1.22%
Rigetti Computing, Inc.	1.20%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Equal Weight 0-30 Year Treasury ETF
GOVI | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Equal Weight 0-30 Year Treasury ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equal Weight 0-30 Year Treasury ETF	$7	0.15%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,049,900,096
Total number of portfolio holdings	31
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 2.25%, 02/15/2052	3.35%
U.S. Treasury Bonds, 1.88%, 02/15/2051	3.35%
U.S. Treasury Bonds, 2.00%, 02/15/2050	3.35%
U.S. Treasury Bonds, 4.63%, 02/15/2055	3.35%
U.S. Treasury Bonds, 3.63%, 02/15/2053	3.35%
U.S. Treasury Bonds, 4.25%, 02/15/2054	3.35%
U.S. Treasury Bonds, 3.00%, 02/15/2049	3.34%
U.S. Treasury Bonds, 3.00%, 02/15/2048	3.34%
U.S. Treasury Bonds, 3.00%, 02/15/2047	3.34%
U.S. Treasury Bonds, 2.50%, 02/15/2046	3.34%
* Excluding money market fund holdings, if any.
Duration allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco ESG NASDAQ 100 ETF
QQMG | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco ESG NASDAQ 100 ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ESG NASDAQ 100 ETF	$10	0.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$72,341,956
Total number of portfolio holdings	94
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	11.08%
NVIDIA Corp.	10.83%
Microsoft Corp.	9.93%
Broadcom, Inc.	4.19%
Netflix, Inc.	3.30%
Amazon.com, Inc.	3.20%
Cisco Systems, Inc.	2.22%
Tesla, Inc.	2.12%
Alphabet, Inc., Class A	2.09%
Linde PLC	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco ESG NASDAQ Next Gen 100 ETF
QQJG | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco ESG NASDAQ Next Gen 100 ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ESG NASDAQ Next Gen 100 ETF	$10	0.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$5,894,950
Total number of portfolio holdings	96
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Tractor Supply Co.	2.63%
eBay, Inc.	2.61%
Monolithic Power Systems, Inc.	2.14%
Seagate Technology Holdings PLC	2.09%
Check Point Software Technologies Ltd.	1.83%
Trimble, Inc.	1.83%
NetApp, Inc.	1.78%
Western Digital Corp.	1.75%
Super Micro Computer, Inc.	1.70%
Zebra Technologies Corp., Class A	1.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco ESG S&P 500 Equal Weight ETF
RSPE | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco ESG S&P 500 Equal Weight ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ESG S&P 500 Equal Weight ETF	$10	0.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$23,196,228
Total number of portfolio holdings	185
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	0.72%
Gilead Sciences, Inc.	0.70%
Globe Life, Inc.	0.69%
Abbott Laboratories	0.68%
Exelon Corp.	0.68%
AbbVie, Inc.	0.68%
Welltower, Inc.	0.67%
Ralph Lauren Corp.	0.67%
Intel Corp.	0.66%
Starbucks Corp.	0.66%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Floating Rate Municipal Income ETF
PVI | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Floating Rate Municipal Income ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate Municipal Income ETF	$12	0.25%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$28,522,643
Total number of portfolio holdings	32
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
West Palm Beach (City of), FL, Series 2008 C, VRD RB, 2.30%, 10/01/2038	5.26%
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, 2.35%, 12/01/2028	4.91%
New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB, 1.75%, 06/15/2046	4.82%
Texas (State of), Series 2015 B, VRD GO Bonds, 2.25%, 06/01/2046	4.24%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, 2.35%, 09/01/2035	4.21%
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB, 1.80%, 07/01/2039	4.21%
New York (City of), NY Transitional Finance Authority, Subseries 2012 C-4, VRD RB, 1.45%, 11/01/2036	4.21%
Orlando (City of), FL Utilities Commission, Series 2015 B, Ref. VRD RB, 2.04%, 10/01/2039	4.21%
Connecticut (State of) Housing Finance Authority, Series 2020 E-3, Ref. VRD RB, 1.95%, 11/15/2050	4.21%
New York City Housing Development Corp., Series 2006 A, VRD RB, 2.30%, 10/15/2041	4.21%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Fundamental High Yield® Corporate Bond ETF
PHB | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Fundamental High Yield® Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Fundamental High Yield® Corporate Bond ETF	$25	0.50%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$332,873,166
Total number of portfolio holdings	262
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Synchrony Financial, 7.25%, 02/02/2033	1.21%
United AirLines, Inc., 4.63%, 04/15/2029	1.10%
Windsor Holdings III LLC, 8.50%, 06/15/2030	0.99%
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025	0.99%
Ford Motor Co., 3.25%, 02/12/2032	0.98%
PG&E Corp., 5.25%, 07/01/2030	0.87%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	0.85%
Tenet Healthcare Corp., 6.13%, 06/15/2030	0.81%
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030	0.80%
DPL, Inc., 4.13%, 07/01/2025	0.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Fundamental Investment Grade Corporate Bond ETF
PFIG | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Fundamental Investment Grade Corporate Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Fundamental Investment Grade Corporate Bond ETF	$11	0.22%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$81,024,688
Total number of portfolio holdings	783
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., 2.95%, 10/01/2026	1.00%
Bank of America Corp., 3.25%, 10/21/2027	0.85%
Apple, Inc., 3.25%, 02/23/2026	0.47%
Apple, Inc., 1.65%, 02/08/2031	0.47%
Exxon Mobil Corp., 3.04%, 03/01/2026	0.43%
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	0.43%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	0.43%
Walmart, Inc., 3.90%, 09/09/2025	0.42%
Capital One Financial Corp., 3.80%, 01/31/2028	0.41%
Microsoft Corp., 3.30%, 02/06/2027	0.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco KBW Bank ETF
KBWB | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco KBW Bank ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco KBW Bank ETF	$19	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,668,247,209
Total number of portfolio holdings	27
Portfolio turnover rate	4%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	8.64%
Wells Fargo & Co.	8.39%
Goldman Sachs Group, Inc. (The)	8.34%
Morgan Stanley	8.25%
Bank of America Corp.	7.91%
Citigroup, Inc.	4.60%
Bank of New York Mellon Corp. (The)	4.43%
Capital One Financial Corp.	4.26%
State Street Corp.	4.10%
Truist Financial Corp.	3.96%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco KBW High Dividend Yield Financial ETF
KBWD | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco KBW High Dividend Yield Financial ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco KBW High Dividend Yield Financial ETF	$18	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$436,667,802
Total number of portfolio holdings	42
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Invesco Mortgage Capital, Inc.	4.59%
Orchid Island Capital, Inc.	4.52%
Two Harbors Investment Corp.	4.18%
Dynex Capital, Inc.	3.63%
AGNC Investment Corp.	3.63%
ARMOUR Residential REIT, Inc.	3.45%
New York Mortgage Trust, Inc.	3.43%
Ellington Financial, Inc.	3.32%
Annaly Capital Management, Inc.	3.25%
Trinity Capital, Inc., BDC	3.63%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco KBW Premium Yield Equity REIT ETF
KBWY | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco KBW Premium Yield Equity REIT ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco KBW Premium Yield Equity REIT ETF	$16	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$222,748,900
Total number of portfolio holdings	33
Portfolio turnover rate	51%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Global Net Lease, Inc.	7.70%
SITE Centers Corp.	5.67%
Brandywine Realty Trust	4.90%
Community Healthcare Trust, Inc.	4.67%
NexPoint Diversified Real Estate Trust	4.42%
Global Medical REIT, Inc.	4.27%
EPR Properties	4.27%
Easterly Government Properties, Inc.	3.80%
CTO Realty Growth, Inc.	3.43%
Clipper Realty, Inc.	3.14%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco KBW Property & Casualty Insurance ETF
KBWP | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco KBW Property & Casualty Insurance ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco KBW Property & Casualty Insurance ETF	$18	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$387,737,441
Total number of portfolio holdings	26
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
American International Group, Inc.	9.05%
Progressive Corp. (The)	8.80%
Chubb Ltd.	8.29%
Travelers Cos., Inc. (The)	8.15%
Allstate Corp. (The)	8.05%
AXIS Capital Holdings Ltd.	4.37%
Hanover Insurance Group, Inc. (The)	4.33%
W.R. Berkley Corp.	4.10%
Hartford Financial Services Group, Inc. (The)	4.02%
Cincinnati Financial Corp.	3.88%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco KBW Regional Banking ETF
KBWR | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco KBW Regional Banking ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco KBW Regional Banking ETF	$18	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$54,935,399
Total number of portfolio holdings	53
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Webster Financial Corp.	3.99%
Pinnacle Financial Partners, Inc.	3.82%
Cullen/Frost Bankers, Inc.	3.80%
Commerce Bancshares, Inc.	3.79%
Wintrust Financial Corp.	3.58%
Old National Bancorp	2.24%
Popular, Inc.	2.21%
Flagstar Financial, Inc.	2.19%
Hancock Whitney Corp.	2.11%
Bank OZK	2.10%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco MSCI North America Climate ETF
KLMN | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco MSCI North America Climate ETF (the “Fund”) for the period December 9, 2024 (commencement of operations) to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI North America Climate ETF	$2	0.10%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,369,842,634
Total number of portfolio holdings	297
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	6.71%
NVIDIA Corp.	5.57%
Microsoft Corp.	5.14%
Amazon.com, Inc.	3.65%
Meta Platforms, Inc., Class A	2.69%
Alphabet, Inc., Class A	2.16%
Broadcom, Inc.	1.63%
Tesla, Inc.	1.55%
JPMorgan Chase & Co.	1.41%
Eli Lilly and Co.	1.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco MSCI USA ETF
PBUS | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco MSCI USA ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI USA ETF	$2	0.04%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$6,046,647,858
Total number of portfolio holdings	580
Portfolio turnover rate	1%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	6.97%
NVIDIA Corp.	5.87%
Microsoft Corp.	5.38%
Amazon.com, Inc.	3.85%
Meta Platforms, Inc., Class A	2.79%
Alphabet, Inc., Class A	1.91%
Broadcom, Inc.	1.70%
Alphabet, Inc., Class C	1.65%
Tesla, Inc.	1.62%
JPMorgan Chase & Co.	1.43%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco NASDAQ 100 ETF
QQQM | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco NASDAQ 100 ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco NASDAQ 100 ETF	$8	0.15%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$42,678,756,347
Total number of portfolio holdings	104
Portfolio turnover rate	4%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	9.50%
NVIDIA Corp.	7.95%
Microsoft Corp.	7.67%
Amazon.com, Inc.	5.80%
Broadcom, Inc.	4.01%
Meta Platforms, Inc., Class A	3.79%
Costco Wholesale Corp.	2.97%
Tesla, Inc.	2.76%
Netflix, Inc.	2.68%
Alphabet, Inc., Class A	2.58%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Nasdaq Biotechnology ETF
IBBQ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Nasdaq Biotechnology ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Nasdaq Biotechnology ETF	$9	0.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$39,938,792
Total number of portfolio holdings	270
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Gilead Sciences, Inc.	10.20%
Amgen, Inc.	9.00%
Vertex Pharmaceuticals, Inc.	8.47%
Regeneron Pharmaceuticals, Inc.	7.21%
AstraZeneca PLC, ADR	4.24%
Alnylam Pharmaceuticals, Inc.	3.04%
Biogen, Inc.	1.95%
argenx SE, ADR	1.93%
Sanofi S.A., ADR	1.56%
Summit Therapeutics, Inc.	1.46%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Nasdaq Free Cash Flow Achievers ETF
QOWZ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Nasdaq Free Cash Flow Achievers ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Nasdaq Free Cash Flow Achievers ETF	$20	0.39%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$16,031,641
Total number of portfolio holdings	52
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.31%
Meta Platforms, Inc., Class A	7.95%
Broadcom, Inc.	6.83%
Mastercard, Inc., Class A	5.00%
UnitedHealth Group, Inc.	3.83%
Salesforce, Inc.	3.48%
Thermo Fisher Scientific, Inc.	3.23%
Intuit, Inc.	2.93%
ServiceNow, Inc.	2.93%
Adobe, Inc.	2.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco NASDAQ Future Gen 200 ETF
QQQS | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco NASDAQ Future Gen 200 ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco NASDAQ Future Gen 200 ETF	$10	0.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$8,292,258
Total number of portfolio holdings	205
Portfolio turnover rate	37%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
uniQure N.V.	1.22%
Microvast Holdings, Inc.	1.19%
Heron Therapeutics, Inc.	1.16%
Himax Technologies, Inc., ADR	1.04%
MicroVision, Inc.	0.90%
Axogen, Inc.	0.80%
Pacira BioSciences, Inc.	0.79%
Adaptive Biotechnologies Corp.	0.77%
AngioDynamics, Inc.	0.75%
CommScope Holding Co., Inc.	0.75%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco NASDAQ Next Gen 100 ETF
QQQJ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco NASDAQ Next Gen 100 ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco NASDAQ Next Gen 100 ETF	$8	0.15%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$638,084,818
Total number of portfolio holdings	111
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Alnylam Pharmaceuticals, Inc.	1.96%
eBay, Inc.	1.91%
United Airlines Holdings, Inc.	1.90%
Monolithic Power Systems, Inc.	1.84%
Tractor Supply Co.	1.82%
Expedia Group, Inc.	1.50%
Super Micro Computer, Inc.	1.50%
Check Point Software Technologies Ltd.	1.49%
VeriSign, Inc.	1.41%
Expand Energy Corp.	1.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco National AMT-Free Municipal Bond ETF
PZA | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco National AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco National AMT-Free Municipal Bond ETF	$14	0.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,122,085,403
Total number of portfolio holdings	3,269
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds, 5.00%, 11/01/2048	0.59%
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds, 4.00%, 07/01/2050	0.45%
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB, 4.00%, 11/15/2050	0.45%
California (State of), Series 2023, Ref. GO Bonds, 5.00%, 09/01/2043	0.36%
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB, 5.00%, 10/01/2043	0.34%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB, 5.00%, 11/15/2042	0.32%
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB, 5.00%, 06/15/2044	0.31%
Licking Heights Local School District, Series 2022, GO Bonds, 5.50%, 10/01/2059	0.31%
Baltimore (City of), MD (Water), Series 2017 A, RB, 5.00%, 07/01/2046	0.31%
University of California, Series 2016 AR, Ref. RB, 5.00%, 05/15/2046	0.31%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco New York AMT-Free Municipal Bond ETF
PZT | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco New York AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New York AMT-Free Municipal Bond ETF	$14	0.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$139,392,170
Total number of portfolio holdings	409
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, 4.00%, 11/15/2052	2.75%
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB, 5.00%, 11/01/2049	1.89%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2051	1.89%
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB, 4.00%, 02/15/2044	1.75%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB, 5.00%, 05/15/2047	1.63%
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 5.00%, 06/15/2048	1.51%
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB, 5.00%, 09/01/2041	1.47%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2045	1.44%
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB, 4.13%, 06/15/2047	1.43%
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB, 4.00%, 03/15/2044	1.40%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco PHLX Semiconductor ETF
SOXQ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco PHLX Semiconductor ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco PHLX Semiconductor ETF	$9	0.19%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$428,148,220
Total number of portfolio holdings	33
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Broadcom, Inc.	12.77%
NVIDIA Corp.	11.25%
Advanced Micro Devices, Inc.	6.04%
KLA Corp.	4.55%
Analog Devices, Inc.	4.38%
Lam Research Corp.	4.31%
ASML Holding N.V., New York Shares	4.29%
QUALCOMM, Inc.	4.11%
Marvell Technology, Inc.	4.11%
Intel Corp.	4.09%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Preferred ETF
PGX | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Preferred ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Preferred ETF	$25	0.50%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$4,308,766,775
Total number of portfolio holdings	261
Portfolio turnover rate	4%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	1.77%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	1.60%
Wells Fargo & Co., Series Z, Pfd., 4.75%	1.56%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	1.45%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	1.45%
AT&T, Inc., Series C, Pfd., 4.75%	1.31%
Bank of America Corp., Series GG, Pfd., 6.00%	1.30%
Bank of America Corp., Series KK, Pfd., 5.38%	1.25%
AT&T, Inc., Pfd., 5.35% 11/01/2066	1.19%
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%	1.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco QQQ Low Volatility ETF
QQLV | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco QQQ Low Volatility ETF (the “Fund”) for the period December 2, 2024 (commencement of operations) to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco QQQ Low Volatility ETF	$6	0.27%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,265,867
Total number of portfolio holdings	25
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
T-Mobile US, Inc.	5.13%
Automatic Data Processing, Inc.	4.99%
Linde PLC	4.80%
Coca-Cola Europacific Partners PLC	4.78%
Cisco Systems, Inc.	4.40%
Keurig Dr Pepper, Inc.	4.28%
Mondelez International, Inc., Class A	4.26%
Roper Technologies, Inc.	4.26%
PepsiCo, Inc.	4.18%
O'Reilly Automotive, Inc.	4.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Russell 1000 Equal Weight ETF
EQAL | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Russell 1000 Equal Weight ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Russell 1000 Equal Weight ETF	$10	0.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$633,691,565
Total number of portfolio holdings	998
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
AT&T, Inc.	0.65%
T-Mobile US, Inc.	0.64%
Cisco Systems, Inc.	0.60%
Frontier Communications Parent, Inc.	0.57%
Iridium Communications, Inc.	0.57%
Verizon Communications, Inc.	0.56%
Roku, Inc., Class A	0.56%
Liberty Broadband Corp., Class C	0.54%
Ubiquiti, Inc.	0.54%
Juniper Networks, Inc.	0.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® Enhanced Value ETF
SPVU | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500® Enhanced Value ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Enhanced Value ETF	$7	0.13%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$94,762,200
Total number of portfolio holdings	102
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Berkshire Hathaway, Inc., Class B	5.49%
Bank of America Corp.	4.93%
Exxon Mobil Corp.	4.90%
Wells Fargo & Co.	4.62%
Chevron Corp.	4.50%
CVS Health Corp.	3.42%
AT&T, Inc.	3.35%
Citigroup, Inc.	3.09%
Verizon Communications, Inc.	3.03%
Comcast Corp., Class A	2.97%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
XRLV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	$13	0.25%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$40,646,535
Total number of portfolio holdings	102
Portfolio turnover rate	37%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Coca-Cola Co. (The)	1.32%
Marsh & McLennan Cos., Inc.	1.30%
Berkshire Hathaway, Inc., Class B	1.28%
Republic Services, Inc.	1.22%
Linde PLC	1.18%
Procter & Gamble Co. (The)	1.17%
Atmos Energy Corp.	1.16%
Evergy, Inc.	1.15%
Automatic Data Processing, Inc.	1.15%
Johnson & Johnson	1.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® High Beta ETF
SPHB | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500® High Beta ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® High Beta ETF	$12	0.25%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$298,801,869
Total number of portfolio holdings	104
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Super Micro Computer, Inc.	2.18%
NVIDIA Corp.	1.89%
Monolithic Power Systems, Inc.	1.63%
Micron Technology, Inc.	1.60%
Broadcom, Inc.	1.54%
Intel Corp.	1.53%
Teradyne, Inc.	1.53%
Tesla, Inc.	1.50%
KLA Corp.	1.43%
Lam Research Corp.	1.43%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500 High Dividend Growers ETF
DIVG | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500 High Dividend Growers ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 High Dividend Growers ETF	$20	0.39%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,189,751
Total number of portfolio holdings	102
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Altria Group, Inc.	2.83%
Franklin Resources, Inc.	2.07%
Philip Morris International, Inc.	1.81%
Bristol-Myers Squibb Co.	1.73%
VICI Properties, Inc.	1.70%
Pfizer, Inc.	1.63%
Gilead Sciences, Inc.	1.61%
Williams Cos., Inc. (The)	1.59%
Evergy, Inc.	1.59%
Entergy Corp.	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® High Dividend Low Volatility ETF
SPHD | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500® High Dividend Low Volatility ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® High Dividend Low Volatility ETF	$15	0.30%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,479,207,437
Total number of portfolio holdings	53
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Altria Group, Inc.	3.10%
Crown Castle, Inc.	3.03%
Verizon Communications, Inc.	3.01%
LyondellBasell Industries N.V., Class A	2.87%
Dow, Inc.	2.66%
Pfizer, Inc.	2.65%
VICI Properties, Inc.	2.63%
Realty Income Corp.	2.55%
AT&T, Inc.	2.43%
Healthpeak Properties, Inc.	2.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® Low Volatility ETF
SPLV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500® Low Volatility ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Low Volatility ETF	$13	0.25%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$7,710,343,598
Total number of portfolio holdings	102
Portfolio turnover rate	37%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Coca-Cola Co. (The)	1.31%
Marsh & McLennan Cos., Inc.	1.30%
Berkshire Hathaway, Inc., Class B	1.27%
Republic Services, Inc.	1.22%
Linde PLC	1.18%
Procter & Gamble Co. (The)	1.17%
Atmos Energy Corp.	1.16%
Evergy, Inc.	1.15%
Automatic Data Processing, Inc.	1.15%
Johnson & Johnson	1.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500 Minimum Variance ETF
SPMV | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500 Minimum Variance ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Minimum Variance ETF	$5	0.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$5,778,870
Total number of portfolio holdings	77
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
T-Mobile US, Inc.	3.77%
Cisco Systems, Inc.	3.63%
GE Vernova, Inc.	3.57%
Aon PLC, Class A	3.31%
Abbott Laboratories	3.29%
Amazon.com, Inc.	3.20%
Berkshire Hathaway, Inc., Class B	3.16%
Apple, Inc.	3.02%
Arthur J. Gallagher & Co.	2.96%
NVIDIA Corp.	2.96%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® Momentum ETF
SPMO | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500® Momentum ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Momentum ETF	$7	0.13%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$5,667,745,184
Total number of portfolio holdings	101
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	9.59%
NVIDIA Corp.	8.44%
Meta Platforms, Inc., Class A	7.08%
Berkshire Hathaway, Inc., Class B	6.24%
Broadcom, Inc.	6.21%
Eli Lilly and Co.	6.02%
JPMorgan Chase & Co.	5.46%
Costco Wholesale Corp.	4.12%
Walmart, Inc.	2.63%
General Electric Co.	2.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500 QVM Multi-factor ETF
QVML | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 QVM Multi-factor ETF	$6	0.11%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,229,289,214
Total number of portfolio holdings	454
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	8.07%
NVIDIA Corp.	6.95%
Amazon.com, Inc.	4.07%
Alphabet, Inc., Class C	3.61%
Meta Platforms, Inc., Class A	3.02%
Berkshire Hathaway, Inc., Class B	2.24%
Broadcom, Inc.	1.87%
JPMorgan Chase & Co.	1.76%
Eli Lilly and Co.	1.65%
Visa, Inc., Class A	1.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500 Revenue ETF
RWL | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P 500 Revenue ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Revenue ETF	$20	0.39%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$5,184,117,913
Total number of portfolio holdings	504
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Walmart, Inc.	3.98%
Amazon.com, Inc.	3.25%
CVS Health Corp.	2.66%
Berkshire Hathaway, Inc., Class B	2.34%
Apple, Inc.	2.18%
McKesson Corp.	2.08%
UnitedHealth Group, Inc.	1.99%
Exxon Mobil Corp.	1.92%
Cencora, Inc.	1.83%
JPMorgan Chase & Co.	1.70%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P MidCap 400 QVM Multi-factor ETF
QVMM | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P MidCap 400 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap 400 QVM Multi-factor ETF	$7	0.15%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$348,210,092
Total number of portfolio holdings	362
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Interactive Brokers Group, Inc., Class A	0.89%
Williams-Sonoma, Inc.	0.85%
Expand Energy Corp.	0.76%
EMCOR Group, Inc.	0.76%
Watsco, Inc.	0.70%
Fidelity National Financial, Inc.	0.66%
US Foods Holding Corp.	0.66%
Reliance, Inc.	0.64%
Dynatrace, Inc.	0.64%
Carlisle Cos., Inc.	0.63%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P MidCap 400 Revenue ETF
RWK | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P MidCap 400 Revenue ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap 400 Revenue ETF	$19	0.39%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$887,027,849
Total number of portfolio holdings	401
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
TD SYNNEX Corp.	2.99%
Performance Food Group Co.	2.64%
American Airlines Group, Inc.	2.05%
US Foods Holding Corp.	1.80%
Lithia Motors, Inc., Class A	1.47%
Penske Automotive Group, Inc.	1.45%
AutoNation, Inc.	1.29%
HF Sinclair Corp.	1.27%
Flex Ltd.	1.22%
Arrow Electronics, Inc.	1.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P MidCap Low Volatility ETF
XMLV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P MidCap Low Volatility ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap Low Volatility ETF	$13	0.25%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$785,872,030
Total number of portfolio holdings	83
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
ALLETE, Inc.	1.98%
AptarGroup, Inc.	1.56%
EPR Properties	1.53%
IDACORP, Inc.	1.50%
OGE Energy Corp.	1.50%
American Homes 4 Rent, Class A	1.49%
Old Republic International Corp.	1.47%
Portland General Electric Co.	1.46%
Agree Realty Corp.	1.43%
NNN REIT, Inc.	1.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap 600® GARP ETF
GRPZ | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P SmallCap 600® GARP ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap 600® GARP ETF	$17	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,444,466
Total number of portfolio holdings	91
Portfolio turnover rate	35%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Progyny, Inc.	2.37%
Palomar Holdings, Inc.	2.17%
REX American Resources Corp.	1.83%
Catalyst Pharmaceuticals, Inc.	1.81%
Liquidity Services, Inc.	1.75%
Monarch Casino & Resort, Inc.	1.74%
Urban Outfitters, Inc.	1.70%
Interparfums, Inc.	1.61%
Group 1 Automotive, Inc.	1.54%
RPC, Inc.	1.49%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap 600 QVM Multi-factor ETF
QVMS | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P SmallCap 600 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap 600 QVM Multi-factor ETF	$7	0.15%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$192,172,527
Total number of portfolio holdings	539
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Hims & Hers Health, Inc.	0.77%
V.F. Corp.	0.66%
ATI, Inc.	0.64%
Jackson Financial, Inc., Class A	0.64%
Alaska Air Group, Inc.	0.63%
Brinker International, Inc.	0.63%
Mr. Cooper Group, Inc.	0.62%
SPX Technologies, Inc.	0.62%
Lincoln National Corp.	0.60%
Armstrong World Industries, Inc.	0.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap 600 Revenue ETF
RWJ | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P SmallCap 600 Revenue ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap 600 Revenue ETF	$19	0.39%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,733,439,172
Total number of portfolio holdings	598
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
World Kinect Corp.	3.79%
EchoStar Corp., Class A	3.01%
United Natural Foods, Inc.	2.90%
Group 1 Automotive, Inc.	1.67%
Asbury Automotive Group, Inc.	1.42%
Lincoln National Corp.	1.42%
Sonic Automotive, Inc., Class A	1.15%
Kohl's Corp.	1.06%
Alaska Air Group, Inc.	0.99%
Dana, Inc.	0.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap Consumer Discretionary ETF
PSCD | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Consumer Discretionary ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Consumer Discretionary ETF	$14	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$24,799,192
Total number of portfolio holdings	86
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
V.F. Corp.	4.41%
Bath & Body Works, Inc.	4.24%
Brinker International, Inc.	3.91%
Group 1 Automotive, Inc.	3.19%
Stride, Inc.	3.13%
Etsy, Inc.	3.07%
Champion Homes, Inc.	2.89%
Asbury Automotive Group, Inc.	2.81%
Meritage Homes Corp.	2.80%
Shake Shack, Inc., Class A	2.32%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap Consumer Staples ETF
PSCC | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Consumer Staples ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Consumer Staples ETF	$14	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$49,305,923
Total number of portfolio holdings	29
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Cal-Maine Foods, Inc.	9.48%
Simply Good Foods Co. (The)	8.88%
WD-40 Co.	8.34%
Interparfums, Inc.	6.42%
Chefs' Warehouse, Inc. (The)	5.76%
PriceSmart, Inc.	5.72%
United Natural Foods, Inc.	4.78%
J&J Snack Foods Corp.	4.74%
Energizer Holdings, Inc.	4.17%
Edgewell Personal Care Co.	4.10%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap Energy ETF
PSCE | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Energy ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Energy ETF	$13	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$75,642,005
Total number of portfolio holdings	35
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Archrock, Inc.	7.99%
Magnolia Oil & Gas Corp., Class A	7.52%
SM Energy Co.	6.29%
Core Natural Resources, Inc.	6.01%
Cactus, Inc., Class A	5.89%
California Resources Corp.	5.37%
Northern Oil and Gas, Inc.	5.26%
Patterson-UTI Energy, Inc.	5.09%
Liberty Energy, Inc., Class A	4.51%
Oceaneering International, Inc.	3.85%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap Financials ETF
PSCF | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Financials ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Financials ETF	$15	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$21,248,938
Total number of portfolio holdings	169
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Mr. Cooper Group, Inc.	2.00%
Jackson Financial, Inc., Class A	1.88%
Terreno Realty Corp.	1.88%
Lincoln National Corp.	1.85%
Essential Properties Realty Trust, Inc.	1.60%
Moelis & Co., Class A	1.39%
Radian Group, Inc.	1.37%
CareTrust REIT, Inc.	1.35%
Piper Sandler Cos.	1.28%
ServisFirst Bancshares, Inc.	1.28%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap Health Care ETF
PSCH | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Health Care ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Health Care ETF	$14	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$173,930,169
Total number of portfolio holdings	77
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Hims & Hers Health, Inc.	5.57%
Glaukos Corp.	4.28%
Merit Medical Systems, Inc.	3.84%
Corcept Therapeutics, Inc.	3.65%
Inspire Medical Systems, Inc.	3.59%
Alkermes PLC	3.59%
Krystal Biotech, Inc.	2.93%
Prestige Consumer Healthcare, Inc.	2.70%
Integer Holdings Corp.	2.67%
TG Therapeutics, Inc.	2.59%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap High Dividend Low Volatility ETF
XSHD | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P SmallCap High Dividend Low Volatility ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap High Dividend Low Volatility ETF	$15	0.30%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$67,087,076
Total number of portfolio holdings	62
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Two Harbors Investment Corp.	3.33%
Global Net Lease, Inc.	3.30%
Innovative Industrial Properties, Inc.	3.15%
Ready Capital Corp.	2.99%
Universal Health Realty Income Trust	2.94%
Easterly Government Properties, Inc.	2.90%
Apollo Commercial Real Estate Finance, Inc.	2.87%
ARMOUR Residential REIT, Inc.	2.87%
New York Mortgage Trust, Inc.	2.85%
Brandywine Realty Trust	2.81%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap Industrials ETF
PSCI | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Industrials ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Industrials ETF	$14	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$208,660,801
Total number of portfolio holdings	98
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Alaska Air Group, Inc.	3.86%
SPX Technologies, Inc.	2.84%
Armstrong World Industries, Inc.	2.82%
JBT Marel Corp.	2.58%
Robert Half, Inc.	2.52%
CSW Industrials, Inc.	2.17%
Zurn Elkay Water Solutions Corp.	2.12%
Federal Signal Corp.	2.09%
Air Lease Corp., Class A	2.09%
Gates Industrial Corp. PLC	2.06%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap Information Technology ETF
PSCT | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Information Technology ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Information Technology ETF	$14	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$273,538,561
Total number of portfolio holdings	70
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Qorvo, Inc.	4.42%
Badger Meter, Inc.	3.98%
ACI Worldwide, Inc.	3.87%
InterDigital, Inc.	3.49%
Sandisk Corp.	3.48%
SPS Commerce, Inc.	3.22%
Itron, Inc.	3.16%
Box, Inc., Class A	3.01%
MARA Holdings, Inc.	2.88%
Sanmina Corp.	2.88%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap Low Volatility ETF
XSLV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Low Volatility ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Low Volatility ETF	$12	0.25%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$290,853,510
Total number of portfolio holdings	123
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Ellington Financial, Inc.	1.14%
Four Corners Property Trust, Inc.	1.13%
Madison Square Garden Sports Corp., Class A	1.11%
LTC Properties, Inc.	1.11%
Getty Realty Corp.	1.09%
Innoviva, Inc.	1.09%
Essential Properties Realty Trust, Inc.	1.09%
Phillips Edison & Co., Inc.	1.08%
Avista Corp.	1.05%
Alexander & Baldwin, Inc.	1.03%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap Materials ETF
PSCM | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Materials ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Materials ETF	$14	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$15,862,922
Total number of portfolio holdings	28
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
ATI, Inc.	14.88%
Balchem Corp.	10.15%
Sealed Air Corp.	8.93%
H.B. Fuller Co.	5.56%
MP Materials Corp.	5.26%
Sensient Technologies Corp.	4.80%
Innospec, Inc.	4.68%
Warrior Met Coal, Inc.	4.52%
Sylvamo Corp.	4.24%
Minerals Technologies, Inc.	3.97%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap Quality ETF
XSHQ | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Quality ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Quality ETF	$14	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$447,540,119
Total number of portfolio holdings	122
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Hims & Hers Health, Inc.	3.38%
Armstrong World Industries, Inc.	2.66%
Corcept Therapeutics, Inc.	2.21%
PJT Partners, Inc., Class A	2.20%
Robert Half, Inc.	2.01%
InterDigital, Inc.	1.99%
Artisan Partners Asset Management, Inc., Class A	1.94%
Alkermes PLC	1.93%
Badger Meter, Inc.	1.80%
Installed Building Products, Inc.	1.69%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap Utilities & Communication Services ETF
PSCU | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P SmallCap Utilities & Communication Services ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Utilities & Communication Services ETF	$14	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$14,439,238
Total number of portfolio holdings	38
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Lumen Technologies, Inc.	6.46%
EchoStar Corp., Class A	5.10%
Telephone and Data Systems, Inc.	4.75%
MDU Resources Group, Inc.	4.75%
Madison Square Garden Sports Corp., Class A	4.60%
Otter Tail Corp.	4.50%
MGE Energy, Inc.	4.49%
IAC, Inc.	4.42%
Avista Corp.	4.27%
Cogent Communications Holdings, Inc.	4.17%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P Ultra Dividend Revenue ETF
RDIV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco S&P Ultra Dividend Revenue ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P Ultra Dividend Revenue ETF	$20	0.39%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$827,769,656
Total number of portfolio holdings	63
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Philip Morris International, Inc.	5.98%
CVS Health Corp.	5.90%
Best Buy Co., Inc.	5.20%
Chevron Corp.	4.99%
Bristol-Myers Squibb Co.	4.89%
Prudential Financial, Inc.	4.81%
U.S. Bancorp	4.68%
Ford Motor Co.	4.62%
HF Sinclair Corp.	4.24%
3M Co.	4.00%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
Invesco Senior Loan ETF
BKLN | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Senior Loan ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Loan ETF	$32	0.63%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$10,143,529,421
Total number of portfolio holdings	181
Portfolio turnover rate	79%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	1.82%
athenahealth Group, Inc., Term Loan, 7.32%, 02/15/2029	1.72%
AssuredPartners, Inc., Term Loan B-5, 7.82%, 02/14/2031	1.65%
Mozart Debt Merger Sub, Inc. (Medline Industries), Incremental Term Loan B, 6.57%, 10/23/2028	1.56%
Peraton Corp., First Lien Term Loan B, 8.17%, 02/01/2028	1.52%
McAfee LLC, Term Loan B, 7.31%, 03/01/2029	1.51%
AI Aqua Merger Sub, Inc., Term loan B, 7.31%, 07/31/2028	1.40%
Sedgwick Claims Management Services, Inc., Term Loan, 7.31%, 07/31/2031	1.40%
Proofpoint, Inc., Term Loan B, 7.32%, 08/31/2028	1.35%
Cloud Software Group, Inc., Term Loan B, 7.83%, 03/30/2029	1.35%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of net assets)
Baa2	0.9%
Baa3	1.2%
Ba1	5.7%
Ba2	2.1%
Ba3	9.8%
B1	17.2%
B2	33.3%
B3	12.3%
Caa1	1.9%
Caa2	0.8%
Ca	0.0%
NR	2.5%
WR	8.1%
Money Market Funds Plus Other Assets Less Liabilities	4.2%
** Source: Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to change without notice. “NR” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody's rating methodology, please visit moodys.com and select “Methodologies & Frameworks” under "Ratings & Assessments" on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Term Treasury ETF
TBLL | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Short Term Treasury ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Treasury ETF	$4	0.08%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,033,620,848
Total number of portfolio holdings	84
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.24%-4.50%, 04/03/2025	3.36%
U.S. Treasury Bills, 4.31%, 05/08/2025	2.70%
U.S. Treasury Bills, 4.00%-5.24%, 04/17/2025	2.59%
U.S. Treasury Bills, 4.39%, 05/22/2025	2.45%
U.S. Treasury Bills, 4.39%, 05/29/2025	2.40%
U.S. Treasury Bills, 4.04%-5.18%, 05/15/2025	2.39%
U.S. Treasury Bills, 4.19%-4.45%, 04/01/2025	2.22%
U.S. Treasury Bills, 4.23%-4.28%, 05/06/2025	2.14%
U.S. Treasury Bills, 4.24%-4.50%, 04/10/2025	2.02%
U.S. Treasury Bills, 4.22%-4.49%, 04/24/2025	1.96%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Solar ETF
TAN | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Solar ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Solar ETF	$31	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$773,404,556
Total number of portfolio holdings	35
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Nextracker, Inc., Class A	10.88%
Enphase Energy, Inc.	8.30%
First Solar, Inc.	7.29%
GCL Technology Holdings Ltd.	6.89%
Xinyi Solar Holdings Ltd.	4.85%
HA Sustainable Infrastructure Capital, Inc.	4.24%
Neoen S.A.	4.02%
Sunrun, Inc.	3.94%
SolarEdge Technologies, Inc.	3.54%
Clearway Energy, Inc., Class C	3.51%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Taxable Municipal Bond ETF
BAB | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Taxable Municipal Bond ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Taxable Municipal Bond ETF	$14	0.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$982,967,405
Total number of portfolio holdings	628
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
California (State of), Series 2009, GO Bonds, 7.55%, 04/01/2039	1.32%
Illinois (State of), Series 2010 2, GO Bonds, 6.90%, 03/01/2035	1.03%
Board of Regents of the University of Texas System, Series 2010 C, RB, 4.64%, 08/15/2030	1.01%
California (State of), Series 2009, GO Bonds, 7.35%, 11/01/2039	0.99%
Metro, Series 2019, GO Bonds, 3.25%, 06/01/2028	0.99%
California (State of), Series 2010, GO Bonds, 7.60%, 11/01/2040	0.91%
New York (City of), NY, Series 2010 G-1, GO Bonds, 5.97%, 03/01/2036	0.90%
California (State of), Series 2009, GO Bonds, 7.50%, 04/01/2034	0.88%
California (State of), Series 2023, GO Bonds, 5.10%, 03/01/2029	0.84%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds, 4.91%, 05/01/2029	0.80%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Variable Rate Preferred ETF
VRP | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Variable Rate Preferred ETF (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Variable Rate Preferred ETF	$25	0.50%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,029,637,387
Total number of portfolio holdings	316
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Series BB, 3.90%	1.42%
Citigroup Capital XIII, Pfd., 10.92%	1.12%
JPMorgan Chase & Co., Series NN, 6.88%	1.09%
Charles Schwab Corp. (The), Series G, 5.38%	1.02%
BP Capital Markets PLC, 4.88%	1.00%
Goldman Sachs Group, Inc. (The), Series X, 7.50%	0.98%
JPMorgan Chase & Co., Series OO, 6.50%	0.96%
Bank of America Corp., Series FF, 5.88%	0.94%
CVS Health Corp., 7.00%, 03/10/2055	0.94%
Citigroup, Inc., Series X, 3.88%	0.93%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PWZ-SAR
Invesco California AMT-Free Municipal Bond ETF

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Invesco Semi-Annual Financial Statements and Other Information
February 28, 2025
PWZ	Invesco California AMT-Free Municipal Bond ETF
PCEF	Invesco CEF Income Composite ETF
GOVI	Invesco Equal Weight 0-30 Year Treasury ETF
PVI	Invesco Floating Rate Municipal Income ETF
PHB	Invesco Fundamental High Yield® Corporate Bond ETF
PFIG	Invesco Fundamental Investment Grade Corporate Bond ETF
PZA	Invesco National AMT-Free Municipal Bond ETF
PZT	Invesco New York AMT-Free Municipal Bond ETF
PGX	Invesco Preferred ETF
TBLL	Invesco Short Term Treasury ETF
BAB	Invesco Taxable Municipal Bond ETF
VRP	Invesco Variable Rate Preferred ETF

2

Invesco California AMT-Free Municipal Bond ETF (PWZ)
February 28, 2025
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.72%
California-98.71%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 C, RB, (INS - AGM)(a)	5.00%	10/01/2052	$1,000	$1,064,215
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	750	817,795
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2049	55	59,867
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2052	225	223,977
Alvord Unified School District, Series 2023 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	1,500	1,638,020
Bay Area Toll Authority, Series 2025 F-1, Ref. RB(b)	5.00%	04/01/2048	1,000	1,101,820
Bay Area Toll Authority, Series 2025 F-1, Ref. RB(b)	5.00%	04/01/2053	1,000	1,095,234
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2043	15	16,472
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	1,000	1,002,497
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2047	1,305	1,300,514
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB	3.00%	04/01/2054	70	54,078
Bay Area Toll Authority (San Francisco Bay Area), Series 2021 F-2, Ref. RB	2.60%	04/01/2056	3,600	2,411,968
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	1,000	1,076,085
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.25%	04/01/2054	500	548,450
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-2, RB	4.13%	04/01/2054	1,200	1,206,713
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(a)	5.00%	09/01/2049	220	226,482
Burbank (City of), CA, Series 2023, RB	5.00%	06/01/2048	520	552,378
Burbank-Glendale-Pasadena Airport Authority, Series 2024 A, RB, (INS - AGM)(a)	4.00%	07/01/2054	830	808,579
California (State of), Series 2013, GO Bonds	4.00%	04/01/2043	105	104,998
California (State of), Series 2014, Ref. GO Bonds	4.00%	11/01/2044	1,500	1,499,937
California (State of), Series 2015, GO Bonds	4.00%	03/01/2045	195	194,991
California (State of), Series 2015, GO Bonds	5.00%	03/01/2045	2,000	2,003,384
California (State of), Series 2015, GO Bonds	5.00%	08/01/2045	2,100	2,112,757
California (State of), Series 2016, GO Bonds	4.00%	09/01/2045	1,250	1,250,281
California (State of), Series 2016, GO Bonds	5.00%	09/01/2045	1,100	1,118,678
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	530	436,976
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	900	914,104
California (State of), Series 2017, GO Bonds	5.00%	08/01/2046	1,000	1,014,887
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	2,370	2,451,940
California (State of), Series 2018, GO Bonds	4.00%	10/01/2039	70	70,218
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	1,720	1,739,109
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,200	1,257,471
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2039	1,000	1,023,049
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2039	1,100	1,175,324
California (State of), Series 2020, GO Bonds	3.00%	11/01/2041	140	126,480
California (State of), Series 2020, GO Bonds	4.00%	11/01/2041	1,000	1,000,749
California (State of), Series 2020, GO Bonds	4.00%	11/01/2045	175	174,999
California (State of), Series 2020, GO Bonds	3.00%	03/01/2046	1,400	1,177,514
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,260	1,268,059
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	165	166,055
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	400	322,740
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	2,890	2,331,794
California (State of), Series 2020, GO Bonds	4.00%	03/01/2050	2,025	2,027,274
California (State of), Series 2020, GO Bonds	3.00%	11/01/2050	1,050	844,877
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2040	1,000	1,028,122
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2040	175	180,512
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	990	1,026,710
California (State of), Series 2021, GO Bonds	2.38%	12/01/2043	500	382,298
California (State of), Series 2021, GO Bonds	3.00%	12/01/2043	400	348,049
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	1,200	1,296,313
California (State of), Series 2021, GO Bonds	3.00%	12/01/2046	750	628,711
California (State of), Series 2021, GO Bonds	5.00%	12/01/2046	500	535,259
California (State of), Series 2021, GO Bonds	2.50%	12/01/2049	550	393,917
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	225	182,760
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	$2,470	$2,721,586
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	1,765	1,807,288
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	1,170	1,282,224
California (State of), Series 2022 CU, GO Bonds	4.75%	12/01/2042	3,000	3,129,048
California (State of), Series 2022 CU, GO Bonds	4.85%	12/01/2046	700	729,246
California (State of), Series 2022 CU, GO Bonds	5.50%	12/01/2052	815	890,256
California (State of), Series 2022, GO Bonds	5.00%	04/01/2047	1,100	1,189,476
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	1,350	1,489,260
California (State of), Series 2022, GO Bonds	4.00%	04/01/2049	1,900	1,904,317
California (State of), Series 2022, GO Bonds	3.00%	04/01/2052	2,245	1,799,235
California (State of), Series 2022, GO Bonds	5.00%	09/01/2052	990	1,065,017
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	1,700	1,734,384
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	2,320	2,420,582
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	2,045	2,254,310
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	2,600	2,655,342
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	3,000	3,323,052
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	300	313,621
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	125	138,718
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	1,600	1,760,441
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	2,100	2,350,279
California (State of), Series 2023, GO Bonds	4.00%	10/01/2050	1,900	1,903,214
California (State of), Series 2023, GO Bonds	5.25%	10/01/2050	2,600	2,862,902
California (State of), Series 2023, GO Bonds	5.25%	09/01/2053	3,200	3,529,734
California (State of), Series 2023, Ref. GO Bonds	4.00%	10/01/2042	2,500	2,556,723
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	1,200	1,280,394
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	4,065	4,532,335
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	3,615	3,675,761
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	2,000	2,227,050
California (State of), Series 2024, GO Bonds	5.00%	09/01/2041	20	22,715
California (State of), Series 2024, GO Bonds	5.25%	08/01/2044	1,300	1,479,202
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	530	590,181
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	2,000	2,227,097
California (State of), Series 2024, GO Bonds	4.00%	09/01/2047	600	605,719
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	2,625	2,878,382
California (State of), Series 2024, GO Bonds	5.00%	08/01/2049	1,750	1,918,796
California (State of), Series 2024, GO Bonds	5.50%	08/01/2049	2,000	2,286,841
California (State of), Series 2024, GO Bonds	4.00%	09/01/2052	2,000	2,001,889
California (State of), Series 2024, GO Bonds	5.00%	09/01/2053	1,095	1,190,996
California (State of), Series 2024, GO Bonds	5.25%	08/01/2054	100	111,106
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2043	2,620	2,932,396
California (State of), Series 2024, Ref. GO Bonds	4.00%	08/01/2044	800	810,234
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2044	1,000	1,117,965
California (State of) Educational Facilities Authority (Art Center College of Design), Series 2018 A, Ref. RB	5.00%	12/01/2044	1,000	1,014,699
California (State of) Educational Facilities Authority (Saint Mary’s College of California), Series 2023, Ref. RB	5.50%	10/01/2053	1,350	1,416,899
California (State of) Educational Facilities Authority (Stanford University), Series 2013 U-3, RB	5.00%	06/01/2043	3,000	3,640,666
California (State of) Educational Facilities Authority (Stanford University), Series 2014 U-6, RB	5.00%	05/01/2045	3,200	3,846,266
California (State of) Educational Facilities Authority (Stanford University), Series 2016 U-7, RB	5.00%	06/01/2046	1,900	2,258,627
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,300	5,086,251
California (State of) Educational Facilities Authority (Stanford University) (Green Bonds), Series 2021 V-2, Ref. RB	5.00%	04/01/2051	2,000	2,366,510
California (State of) Educational Facilities Authority (Stanford University) (Green Bonds), Series 2021, Ref. RB	2.25%	04/01/2051	400	278,155
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	1,000	1,029,362
California (State of) Enterprise Development Authority (Castilleja School Foundation), Series 2024, RB	4.00%	06/01/2054	1,600	1,526,835
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	$800	$890,122
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2054	1,250	1,384,399
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.50%	11/01/2059	1,400	1,579,512
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2043	745	711,262
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB	5.00%	08/15/2041	1,000	1,099,657
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	4.00%	08/15/2040	735	752,449
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	1,515	1,609,265
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	1,920	1,543,758
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	3.25%	08/15/2039	1,000	971,914
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	1,825	1,832,634
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	5,330	5,253,254
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	700	709,224
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2047	25	25,186
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	5.00%	11/15/2049	1,900	1,917,553
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2044	1,000	972,661
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020, Ref. RB(c)(d)	4.00%	04/01/2030	35	37,275
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020, Ref. RB	4.00%	04/01/2049	1,065	1,014,103
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.25%	12/01/2049	625	680,449
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.00%	12/01/2054	250	265,544
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	25	25,141
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2047	525	535,895
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	6,965	6,887,705
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	6,000	6,953,583
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	1,000	1,011,409
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	145	149,420
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022, Ref. RB	4.00%	05/15/2051	1,700	1,664,590
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2022, Ref. RB	4.00%	05/15/2046	500	501,357
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	3.00%	06/01/2047	1,000	822,660
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	1,000	939,114
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 B, RB	5.00%	10/01/2044	1,200	1,202,289
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	3,130	2,507,965
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	335	319,115
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016, Ref. RB	3.00%	10/01/2041	485	421,274
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2040	20	22,834
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2041	$1,000	$1,133,418
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2042	10	11,275
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2043	1,000	1,122,696
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2044	1,005	1,125,020
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	1,910	1,910,834
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	1,100	1,087,603
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	1,995	1,993,984
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	30	30,481
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	1,175	1,144,032
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	1,325	1,357,728
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	2,030	2,012,262
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	1,395	1,382,495
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024 A, RB	5.25%	07/01/2054	955	1,001,198
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024, RB	5.25%	07/01/2049	1,000	1,064,122
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	495	521,823
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	1,275	1,332,128
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2043	50	52,410
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2040	150	155,771
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2047	500	503,205
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2052	35	37,817
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	3.00%	07/01/2050	2,000	1,514,855
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	250	241,803
California (State of) Infrastructure & Economic Development Bank (Social Bonds), Series 2024, RB	5.00%	11/01/2049	125	133,047
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	70	73,122
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	1,000	1,036,592
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2052	1,000	1,032,815
California (State of) Municipal Finance Authority, Series 2024 A, RB	5.00%	09/01/2054	320	346,578
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2043	1,000	1,028,578
California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB	4.00%	03/01/2050	3,085	2,666,571
California (State of) Municipal Finance Authority (Community Health System), Series 2021 A, RB	4.00%	02/01/2051	1,500	1,399,021
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,000	962,978
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	1,000	1,004,283
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	1,000	1,015,832
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	4.00%	05/15/2046	500	495,182
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2051	1,000	791,884
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2054	1,000	774,804
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2021, RB	4.00%	10/01/2049	1,000	924,333
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Municipal Finance Authority (NCROC-Paradise Valley Estates), Series 2019, RB, (INS - Cal-Mortgage)(a)	5.00%	01/01/2049	$685	$711,702
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	610	613,752
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.00%	11/01/2047	1,000	978,114
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	500	500,636
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	1,000	1,028,303
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGM)(a)	5.25%	11/01/2052	1,900	1,971,609
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2049	1,000	1,024,630
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2052	1,000	1,022,290
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(e)	5.00%	11/21/2045	1,000	1,022,354
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	1,000	1,001,260
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	5.00%	07/15/2046	500	540,036
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	1,000	977,000
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	1,010	994,344
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	55	56,754
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	535	537,842
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	930	1,002,010
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2041	15	17,014
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2042	155	174,581
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2043	355	395,896
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2044	5	5,547
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2045	1,000	1,104,775
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2049	1,925	2,095,892
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2046	1,005	1,009,981
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018, Ref. RB	4.00%	03/01/2048	15	13,705
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	4.00%	04/01/2045	1,000	954,402
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	1,000	745,968
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2022 A, RB, (INS - AGM)(a)	5.25%	08/15/2052	1,000	1,064,027
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2017 A, Ref. RB	5.00%	04/01/2047	300	303,565
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	3.00%	04/01/2046	1,250	1,011,475
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	4.00%	04/01/2051	300	274,656
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	1,000	984,655
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco), Series 2016, RB, (INS - Cal-Mortgage)(a)	4.00%	11/01/2046	600	598,061
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	650	633,945
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2051	490	459,928
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	1,000	1,010,772
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	705	646,087
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	5.00%	12/01/2057	275	280,635
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (Marin General Hospital) (Green Bonds), Series 2018, RB	4.00%	08/01/2045	$1,000	$897,773
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	475	488,365
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC), Series 2016, Ref. RB	5.00%	05/15/2040	1,000	1,013,031
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	500	506,576
California State University, Series 2015 A, Ref. RB	4.00%	11/01/2043	25	24,846
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	1,600	1,607,648
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	1,610	1,641,758
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2045	1,000	1,000,134
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	700	712,204
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	1,300	1,343,683
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	40	41,133
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	1,000	1,042,098
California State University, Series 2019 A, RB	5.00%	11/01/2049	1,000	1,050,226
California State University, Series 2020 C, RB	4.00%	11/01/2045	1,720	1,724,752
California State University, Series 2023 A, RB	5.25%	11/01/2048	800	893,836
California State University, Series 2023 A, RB	5.25%	11/01/2053	2,815	3,125,072
California State University, Series 2024 A, RB	5.50%	11/01/2046	500	578,777
California State University, Series 2024 A, RB	4.00%	11/01/2055	150	148,838
California State University, Series 2024 A, RB	5.50%	11/01/2055	2,000	2,282,398
Cerritos Community College District (Election of 2012), Series 2019 C, GO Bonds	3.00%	08/01/2044	65	54,316
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	1,090	1,087,813
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds(c)(d)	4.00%	06/01/2028	165	173,117
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds(c)(d)	5.00%	06/01/2028	1,000	1,080,214
Chaffey Joint Union High School District, Series 2019 D, GO Bonds	4.00%	08/01/2049	445	444,819
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	2,000	2,001,389
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	4.00%	08/01/2052	175	174,781
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	5.25%	08/01/2052	75	81,927
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	1,000	1,051,962
Chino Valley Unified School District (Election of 2016), Series 2022 C, GO Bonds	4.00%	08/01/2055	2,835	2,818,083
Clovis Unified School District (Election of 2020), Series 2024 C, GO Bonds	4.00%	08/01/2048	1,115	1,118,022
Coachella Valley Unified School District (Election of 2005), Series 2016 E, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2045	1,500	1,502,371
College of the Sequoias Community College District (Visalia Area Improvement District No. 2), Series 2024, GO Bonds	5.00%	08/01/2054	1,000	1,089,811
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	115	114,420
Contra Costa Community College District (Election of 2014), Series 2014 A, GO Bonds	4.00%	08/01/2039	100	100,006
Corona-Norco Unified School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	25	25,065
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	1,700	1,688,820
Cupertino Union School District (Election of 2012), Series 2016 C, Ref. GO Bonds	4.00%	08/01/2040	10	10,029
Desert Community College District, Series 2017, Ref. GO Bonds	4.00%	08/01/2039	940	947,211
Desert Community College District (Election of 2016), Series 2021 A-1, GO Bonds	4.00%	08/01/2051	500	497,017
Desert Community College District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2051	1,000	998,876
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.13%	08/01/2049	1,000	1,010,075
East Bay Municipal Utility District (Green Bonds), Series 2015 B, RB	4.00%	06/01/2045	1,000	1,000,104
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2042	500	518,004
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	1,185	1,223,378
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	5	5,253
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2049	1,000	1,096,885
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.25%	07/01/2042	10	10,424
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	2,000	2,058,402
El Dorado Irrigation District, Series 2024 A, COP	4.00%	03/01/2050	160	158,875
El Rancho Unified School District (Election of 2016), Series 2023 D, GO Bonds, (INS - BAM)(a)	5.75%	08/01/2048	435	502,368
Elk Grove Unified School District, Series 2016, Ref. COP, (INS - BAM)(a)	3.13%	02/01/2040	245	224,119
Elk Grove Unified School District (Election of 1998), Series 2023, RB, (INS - AGM)(a)	4.00%	12/01/2042	100	101,697
Folsom Cordova Unified School District (Election of 2007), Series 2019 D, GO Bonds, (INS - AGM)(a)	4.00%	10/01/2044	1,865	1,866,466
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Folsom Cordova Unified School District (Election of 2014), Series 2018 C, GO Bonds	4.00%	10/01/2043	$475	$474,560
Foothill-De Anza Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2040	2,000	2,008,212
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, RB	4.00%	01/15/2046	1,000	982,182
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2046	1,500	1,473,273
Foothill-Eastern Transportation Corridor Agency, Series 2021 C, Ref. RB	4.00%	01/15/2043	1,336	1,331,398
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	2,000	1,853,725
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-2, Ref. RB	3.50%	01/15/2053	1,500	1,263,453
Fremont Union High School District, Series 2015, GO Bonds	4.00%	08/01/2044	1,000	998,530
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	3,110	3,117,490
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	2,000	1,977,799
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	500	492,703
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	4.00%	04/01/2054	1,450	1,439,420
Glendale (City of), CA, Second Series 2024, RB	5.00%	02/01/2054	2,000	2,099,385
Glendale Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2047	300	236,657
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	2,400	2,364,151
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2044	1,000	1,046,284
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2047	120	119,759
Hayward Area Recreation & Park District (Election of 2016), Series 2017 A, Ref. GO Bonds	4.00%	08/01/2046	1,295	1,298,119
Hayward Unified School District (Election of 2018), Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2050	1,000	988,960
Imperial (County of), CA Community college District (Election of 2022), Series 2024 B, GO Bonds, (INS - AGM)(a)	5.00%	08/01/2054	300	325,710
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2046	1,200	1,224,569
Imperial Irrigation District, Series 2017, Ref. RB	4.00%	11/01/2041	70	70,229
Inland Valley Development Agency, Series 2014 A, Ref. RB	5.00%	09/01/2044	1,000	1,007,395
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2044	1,000	1,007,451
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10), Series 2023, RB, (INS - BAM)(a)	5.25%	09/01/2053	370	405,315
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10), Series 2023, RB, (INS - BAM)(a)	4.00%	09/01/2058	550	541,600
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	4.25%	05/01/2053	3,500	3,503,440
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	500	554,582
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	4.00%	09/01/2058	1,900	1,903,519
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023, RB, (INS - BAM)(a)	5.00%	09/01/2048	1,000	1,097,303
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	2,000	2,003,238
Livermore Valley Joint Unified School District (Measure J), Series 2016, GO Bonds	3.00%	08/01/2046	65	52,677
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	20	19,816
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	200	197,600
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	5,000	4,209,748
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	420	431,212
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	600	634,353
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB	5.00%	05/15/2040	500	500,597
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB	5.00%	05/15/2045	500	500,193
Long Beach (City of), CA Bond Finance Authority, Series 2023, RB	4.00%	08/01/2053	300	297,566
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	1,500	1,492,441
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	100	77,833
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2050	2,000	1,985,755
Los Angeles (City of), CA, Series 2013 A, RB	5.00%	06/01/2043	1,860	1,860,344
Los Angeles (City of), CA (Green Bonds), Series 2015 C, Ref. RB	5.00%	06/01/2045	700	701,673
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	700	717,147
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	1,000	1,084,974
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2048	20	20,996
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	610	640,246
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	1,000	1,041,968
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2040	$1,185	$1,285,240
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 B, Ref. RB	4.00%	05/15/2040	645	665,040
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	925	997,180
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	600	642,932
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	1,000	982,573
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds), Series 2022 I, RB	5.00%	05/15/2048	600	645,991
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2040	1,000	1,005,223
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,200	2,203,242
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,500	2,503,282
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2042	1,500	1,505,177
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	2,700	2,738,772
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2041	1,000	1,016,383
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	1,205	1,219,468
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	4.00%	07/01/2047	1,075	1,060,339
Los Angeles (City of), CA Department of Water & Power, Series 2017 C, RB	5.00%	07/01/2042	500	509,059
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	2,000	2,038,012
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	1,285	1,322,743
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2048	1,000	1,022,146
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2043	1,000	1,028,744
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	680	694,636
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2042	40	41,698
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2049	1,000	1,026,027
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	350	362,406
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	2,235	2,293,170
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2041	40	42,600
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	1,210	1,294,899
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2051	1,100	1,142,891
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	1,000	1,071,168
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	1,000	1,064,991
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	750	787,918
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	1,250	1,302,398
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2051	80	83,353
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	10	10,704
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	560	587,239
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	1,000	1,054,894
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2052	1,000	1,048,837
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	10	10,749
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	1,000	1,052,860
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	4.00%	07/01/2049	965	939,676
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	500	540,578
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	500	536,833
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	1,500	1,607,576
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	1,000	1,066,198
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	1,100	1,161,808
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	1,200	1,260,148
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.25%	07/01/2053	1,235	1,325,428
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.25%	07/01/2053	10	10,681
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	25	27,412
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	160	173,999
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2053	750	790,776
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2044	20	21,464
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2043	140	151,554
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2044	$20	$21,464
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2046	550	586,411
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2049	500	529,508
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2043	500	543,210
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2045	650	696,795
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2047	950	1,013,887
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2050	200	211,995
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2052	500	529,891
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2048	1,500	1,596,863
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2054	1,500	1,587,850
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	1,030	1,067,307
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2040	85	88,422
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	415	430,782
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2042	1,170	1,212,378
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	1,200	1,261,874
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	585	585,511
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	850	856,768
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	200	211,865
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	1,095	1,147,980
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2049	275	302,557
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	4.00%	12/01/2043	1,000	1,008,289
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	350	374,563
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	3.00%	12/01/2050	585	447,909
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2021 F, RB	4.00%	12/01/2046	100	100,419
Los Angeles Community College District (Election of 2008), Series 2017 J, GO Bonds	4.00%	08/01/2041	250	251,540
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	3,800	3,588,744
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2039	100	100,548
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2049	500	554,295
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2054	1,000	1,102,021
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2057	500	550,549
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	1,000	1,049,047
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018, RB	4.00%	12/01/2048	1,025	1,020,743
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,010	1,035,685
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	165	166,282
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	1,000	822,740
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	5,115	5,154,755
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	4.00%	07/01/2040	35	35,015
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	5.00%	07/01/2040	905	908,461
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	1,055	1,103,882
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	1,100	1,220,149
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2040	10	11,730
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2048	2,165	2,419,625
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2041	15	17,101
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2044	25	28,125
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2045	150	167,981
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	4.00%	07/01/2049	1,000	994,955
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.25%	07/01/2049	1,045	1,173,496
Los Rios Community College District, Series 2019 D, GO Bonds	3.00%	08/01/2044	100	83,396
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	3,000	2,996,519
Manteca Unified School District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2053	300	328,836
Marin (County of), CA Healthcare District (Election of 2013), Series 2015, GO Bonds	4.00%	08/01/2040	190	190,131
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	5.00%	08/01/2041	880	905,238
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	150	148,761
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	1,000	1,060,128
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	45	47,366
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2040	1,205	1,324,066
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	$1,000	$1,080,366
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	1,000	1,070,631
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	15	16,453
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2053	25	27,220
Modesto High School District (Election of 2022), Series 2022 A, GO Bonds	4.00%	08/01/2052	300	298,636
Modesto Irrigation District, Series 2023 A, RB	5.25%	10/01/2048	500	554,728
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	4.00%	08/01/2046	60	59,532
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	400	320,187
Moreno Valley Unified School District (Election of 2014), Series 2023 D, GO Bonds, (INS - AGM)(a)	5.25%	08/01/2052	630	685,218
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	3,000	2,993,981
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(a)	5.00%	08/01/2048	200	206,538
M-S-R Energy Authority, Series 2009 A, RB	6.50%	11/01/2039	1,100	1,390,150
M-S-R Energy Authority, Series 2009 B, RB	6.50%	11/01/2039	1,815	2,293,747
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	2,400	2,387,906
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	185	196,975
Mt. San Antonio Community College District (Election of 2018), Series 2024 D, GO Bonds	4.00%	08/01/2049	1,000	999,592
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	795	797,320
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2044	1,245	1,240,563
Natomas Unified School District (Election of 2014), Series 2017, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2042	1,000	1,000,209
North Orange County Community College District (Election of 2014), Series 2019 B, GO Bonds	4.00%	08/01/2044	10	10,029
Norwalk-La Mirada Unified School District (Election of 2014), Series 2021 E, GO Bonds	3.00%	08/01/2050	45	35,352
Oak Grove School District (Election of 2022), Series 2023 A-2, GO Bonds	4.00%	08/01/2049	2,700	2,686,394
Oakland (City of), CA, Series 2020 B-1, GO Bonds	3.00%	01/15/2050	300	228,596
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGM)(a)	5.25%	08/01/2048	1,000	1,100,565
Oakland Unified School District (Election of 2020), Series 2021 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2046	1,000	1,000,271
Ohlone Community College District, Series 2016 C, GO Bonds	4.00%	08/01/2045	500	500,093
Ontario (City of), CA Public Financing Authority (Civic Center Improvements), Series 2022 A, RB, (INS - AGM)(a)	5.00%	11/01/2052	2,500	2,660,061
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2041	300	318,992
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	500	503,639
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	480	499,119
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	3,000	3,008,107
Palo Alto Unified School District, Series 2022, GO Bonds	3.25%	08/01/2042	710	662,525
Palomar Community College District (Election of 2006), Series 2017 D, GO Bonds	5.25%	08/01/2045	2,000	2,075,765
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	2,000	2,164,830
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	4.00%	08/01/2052	400	399,501
Peralta Community College District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2039	50	50,037
Peralta Community College District, Series 2022 B, GO Bonds	5.50%	08/01/2052	1,000	1,113,832
Peralta Community College District (Election of 2006), Series 2016 D, GO Bonds	4.00%	08/01/2039	830	830,615
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	1,300	1,323,205
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	3.00%	05/15/2042	40	35,818
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2047	2,605	2,636,222
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2040	155	174,584
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	1,000	1,110,244
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	1,000	1,099,653
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2043	1,300	1,309,071
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	5,150	5,544,383
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2053	1,300	1,275,143
Regents of the University of California Medical Center, Series 2022 P, RB	3.50%	05/15/2054	1,400	1,228,034
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2042	500	540,340
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	2,000	2,192,389
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor), Series 2017 A, Ref. RB, (INS - BAM)(a)	4.00%	10/01/2040	45	45,169
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2040	750	759,765
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2046	2,250	2,234,620
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	2,000	1,581,925
Riverside Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2042	225	225,391
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	2,700	2,787,023
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2047	$5,000	$5,115,772
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2040	15	16,174
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	4,000	4,233,211
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	500	547,664
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	500	542,703
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2049	1,000	1,097,065
Sacramento (City of), CA Unified School District, Series 2024 B, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2054	1,500	1,462,954
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2047	1,500	1,632,750
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2052	1,000	1,085,094
Sacramento (City of), CA Unified School District (Measure Q) (Election of 2012), Series 2021 G, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2049	1,000	992,293
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	1,000	1,021,630
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2054	1,000	1,083,340
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2054	1,000	1,107,735
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	1,000	1,061,088
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Area Sewer District Treatment & Resource Recovery System), Series 2024, Ref. RB	5.00%	12/01/2039	20	23,601
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2045	1,000	1,002,210
Salinas Union High School District, Series 2022 A, GO Bonds	4.00%	08/01/2047	500	499,731
San Bernardino City Unified School District, Series 2020 F, GO Bonds, (INS - AGM)(a)	3.00%	08/01/2044	355	295,856
San Bernardino Community College District (Election of 2008), Series 2023 E, GO Bonds	4.13%	08/01/2049	1,050	1,058,957
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	5.00%	08/01/2049	1,000	1,076,965
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2053	10	10,789
San Diego (City of), CA Association of Governments, Series 2017 A, RB	5.00%	07/01/2042	400	412,224
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	1,000	1,045,286
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	520	545,021
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	300	301,672
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	1,085	1,170,013
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	5.25%	08/01/2048	155	172,853
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2049	1,000	1,101,155
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2054	1,000	1,094,596
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2015 A, RB	5.00%	10/15/2044	1,000	1,006,776
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	535	572,820
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	400	399,671
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2049	1,000	1,098,199
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2054	1,000	1,089,749
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,500	1,582,995
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	1,000	1,046,915
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2046	500	497,284
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	750	807,680
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2051	1,000	978,143
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	870	925,329
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2056	1,000	971,387
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	1,000	1,014,892
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	500	543,464
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2043	300	343,285
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2044	300	340,755
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2045	500	565,222
San Diego Community College District, Series 2025 A-1, GO Bonds	4.00%	08/01/2050	2,000	1,998,377
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2055	1,800	1,981,951
San Diego Unified School District, Series 2019 C-2, GO Bonds	3.00%	07/01/2044	10	8,393
San Diego Unified School District, Series 2020 M-2, GO Bonds	3.00%	07/01/2050	1,500	1,181,023
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	4.00%	07/01/2045	115	114,996
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	3.13%	07/01/2042	$325	$286,845
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	2,770	2,760,361
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds	4.00%	07/01/2049	4,560	4,536,995
San Diego Unified School District (Election of 2012), Subseries 2023 4B, GO Bonds	5.00%	07/01/2040	15	17,323
San Diego Unified School District (Election of 2012) (Green Bonds), Series 2021 N-2, GO Bonds	4.00%	07/01/2046	1,200	1,200,750
San Diego Unified School District (Election of 2018), Series 2019 B, GO Bonds	3.25%	07/01/2048	60	50,773
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2050	1,000	991,308
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	145	158,908
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	4.00%	07/01/2053	1,700	1,686,203
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	4.00%	07/01/2053	2,700	2,678,087
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024 B-3, GO Bonds	4.00%	07/01/2054	1,000	989,260
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2049	1,000	1,101,591
San Dieguito Union High School District (Election of 2012), Series 2016 C-2, GO Bonds	3.00%	02/01/2041	15	13,063
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2052	130	139,043
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	2,000	2,220,740
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	1,570	1,592,053
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	2,735	2,810,156
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	1,625	1,687,052
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	1,040	1,086,548
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	900	942,133
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2049	5	5,471
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025 B, RB	5.00%	05/01/2053	1,000	1,092,546
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2039	1,200	1,203,981
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 D, RB	5.00%	10/01/2054	1,000	1,091,133
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	1,950	1,948,194
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	1,000	1,061,346
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2045	110	119,521
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2050	950	944,711
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2041	1,200	1,237,408
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2049	2,000	2,197,447
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2054	3,000	3,273,399
San Francisco (City & County of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	500	385,832
San Francisco (City & County of), CA Public Utilities Commission (Local Water), Series 2020 C, RB	4.00%	11/01/2050	385	382,846
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	1,100	1,225,568
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	2,000	2,214,182
San Francisco (City & County of), CA Public Utilities Commission (Regional Water), Series 2020 B, RB	5.00%	11/01/2050	500	513,813
San Francisco (City of), CA Municipal Transportation Agency, Series 2017, RB	4.00%	03/01/2046	520	518,686
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	4.00%	03/01/2051	1,000	992,521
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	105	108,085
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2020 C-1, GO Bonds	3.00%	08/01/2050	2,500	1,936,113
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2042	1,000	893,743
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.00%	08/01/2047	1,500	1,501,443
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.25%	08/01/2052	$3,050	$3,083,171
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.25%	08/01/2047	1,000	1,101,835
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019 B-1, GO Bonds	3.00%	08/01/2049	175	137,442
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019, GO Bonds	4.00%	08/01/2044	15	15,056
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	3,000	2,992,317
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB	4.00%	01/15/2050	2,700	2,611,007
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2044	500	500,249
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2049	800	800,364
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	500	514,594
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	240	263,317
San Jose (City of), CA Financing Authority (Green Bonds), Series 2022 B, RB	5.00%	11/01/2052	1,100	1,195,360
San Juan Unified School District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2049	2,000	2,002,431
San Leandro Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.25%	08/01/2048	1,000	1,091,036
San Luis Obispo County Community College District (Election of 2014), Series 2018 B, Ref. GO Bonds	4.00%	08/01/2043	300	301,351
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	1,000	1,001,720
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	500	523,469
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	495	517,456
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	1,655	1,728,821
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2046	1,000	711,493
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2051	1,000	664,435
San Mateo Foster City School District (Election of 2014), Series 2018 C, GO Bonds, (INS - AGM)(a)	5.00%	08/01/2043	790	806,888
San Mateo Union High School District, Series 2021 B, GO Bonds	2.00%	09/01/2045	1,000	641,246
San Mateo Union High School District, Series 2021 B, GO Bonds	2.13%	09/01/2048	300	187,887
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	1,000	997,994
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	3.25%	08/01/2039	50	48,261
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2047	205	172,216
Santa Clara Unified School District (Election of 2014), Series 2017, GO Bonds	3.50%	07/01/2042	50	47,635
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	3.25%	07/01/2044	1,000	890,406
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	4.00%	07/01/2048	105	105,383
Santa Clara Valley Water District, Series 2016 A, Ref. RB	5.00%	06/01/2046	390	393,417
Santa Clarita Community College District, Series 2019, GO Bonds	3.00%	08/01/2049	5	4,014
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	15	15,758
Santa Rosa High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2053	10	10,770
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	1,000	998,840
South San Francisco Unified School District, Series 2023, GO Bonds	4.00%	09/01/2052	550	548,905
South San Francisco Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	09/01/2048	125	125,303
Southern California Public Power Authority, Series 2023-1A, RB	5.00%	07/01/2048	1,905	2,016,961
Southern California Public Power Authority, Series 2023-1A, RB	5.25%	07/01/2053	2,545	2,727,651
Southern California Public Power Authority, Series 2024, RB	5.00%	07/01/2049	1,050	1,114,846
Southern California Public Power Authority, Series 2024, RB	5.00%	07/01/2053	1,600	1,695,554
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.25%	07/01/2049	1,000	1,080,892
Southwestern Community College District, Series 2021 D, GO Bonds	4.00%	08/01/2046	5	5,020
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	1,320	1,321,061
Sunnyvale Financing Authority (Green Bonds), Series 2020, RB	4.00%	04/01/2045	2,000	2,005,951
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	1,000	1,001,413
Sweetwater Union High School District (Election of 2018), Series 2022 A-1, GO Bonds	5.00%	08/01/2052	200	214,891
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	1,200	1,213,217
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	2,000	2,034,567
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2041	70	72,069
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2041	700	711,951
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	1,135	1,149,169
University of California, Series 2017 AV, RB	5.25%	05/15/2042	1,000	1,043,112
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	1,915	1,998,379
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	$1,500	$1,554,725
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	1,000	1,041,283
University of California, Series 2019 BB, Ref. RB	5.00%	05/15/2049	1,705	1,783,476
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2041	10	10,793
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	1,750	1,741,127
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2050	2,000	1,983,597
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	1,000	997,411
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	355	352,090
University of California, Series 2022 BK, RB	5.00%	05/15/2052	2,995	3,225,749
University of California, Series 2023 BN, Ref. RB	5.50%	05/15/2040	1,000	1,168,434
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	1,000	1,119,252
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2041	1,000	1,131,715
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2042	1,000	1,124,983
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2043	140	156,426
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2044	1,150	1,277,324
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2041	500	565,858
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2042	500	562,491
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2044	1,000	1,110,717
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2045	1,000	1,108,417
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2054	2,000	2,185,939
University of California (Limited), Series 2015 I, Ref. RB(c)(d)	5.00%	05/15/2025	40	40,192
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2046	1,650	1,636,418
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	2,225	2,305,700
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	125	123,823
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2052	10	10,242
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	3,000	3,107,619
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	1,500	1,547,549
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	2,000	2,156,792
University of California (Limited), Series 2021 Q, Ref. RB	3.00%	05/15/2051	2,000	1,619,817
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	1,250	1,229,828
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	400	408,164
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	1,000	998,003
Ventura Unified School District (Election of 2022), Series 2023 A, GO Bonds	4.00%	08/01/2052	415	411,071
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	1,500	1,640,604
Washington Township Health Care District, Series 2015 B, GO Bonds	4.00%	08/01/2045	10	9,632
Washington Township Health Care District (Election of 2004), Series 2013 B, GO Bonds	5.00%	08/01/2043	20	19,999
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2048	460	508,097
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2054	15	16,262
West Valley-Mission Community College District (Election of 2012), Series 2015 B, GO Bonds	4.00%	08/01/2040	1,225	1,226,439
				714,802,471
Guam-0.01%
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	50	51,631
TOTAL INVESTMENTS IN SECURITIES(f)-98.72% (Cost $722,321,616)				714,854,102
OTHER ASSETS LESS LIABILITIES-1.28%				9,253,124
NET ASSETS-100.00%				$724,107,226

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28,
2025 represented less than 1% of the Fund’s Net Assets.

(f)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco CEF Income Composite ETF (PCEF)
February 28, 2025
(Unaudited)
Schedule of Investments

	Shares	Value
Closed-End Funds-99.94%
Bonds-28.77%
BlackRock Core Bond Trust(a)	392,387	$4,202,465
BlackRock Credit Allocation Income Trust(a)	1,164,838	12,638,492
BlackRock Limited Duration Income Trust(a)	305,287	4,347,287
BlackRock Multi-Sector Income Trust(a)	340,866	5,007,322
BlackRock Taxable Municipal Bond Trust(a)	772,429	13,069,499
Blackstone Long-Short Credit Income Fund	125,642	1,585,602
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(a)	297,222	6,235,718
Cohen & Steers Select Preferred and Income Fund, Inc.	152,520	3,102,257
DoubleLine Income Solutions Fund(a)	891,736	11,476,642
DoubleLine Opportunistic Credit Fund(a)	148,640	2,339,594
Eaton Vance Limited Duration Income Fund(a)	1,160,229	11,892,347
Eaton Vance Short Duration Diversified Income Fund(a)	115,690	1,294,571
First Trust Intermediate Duration Preferred & Income Fund(a)	762,748	14,309,152
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.(a)	287,580	5,866,632
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.(a)	663,303	10,665,912
Flaherty & Crumrine Total Return Fund, Inc.(a)	146,141	2,480,013
Franklin Limited Duration Income Trust(a)	503,551	3,298,259
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust(a)	197,671	3,133,085
Invesco Bond Fund(b)	113,460	1,768,841
Invesco Senior Income Trust(a)(b)	1,315,147	5,457,860
John Hancock Preferred Income Fund	195,975	3,398,207
John Hancock Preferred Income Fund II(a)	157,644	2,695,712
John Hancock Preferred Income Fund III(a)	230,602	3,548,965
John Hancock Premium Dividend Fund	609,450	7,904,566
MFS Charter Income Trust(a)	575,773	3,690,705
MFS Intermediate Income Trust(a)	1,130,622	3,052,679
MFS Multimarket Income Trust	702,224	3,286,408
Nuveen Credit Strategies Income Fund	1,317,579	7,312,563
Nuveen Floating Rate Income Fund(a)	1,308,611	11,162,452
Nuveen Global High Income Fund	292,800	3,914,736
Nuveen Preferred & Income Opportunities Fund(a)	2,704,479	21,635,832
Nuveen Taxable Municipal Income Fund(a)	296,592	4,834,450
PIMCO Dynamic Income Opportunities Fund(a)	893,406	12,570,222
PIMCO Income Strategy Fund	308,927	2,641,326
PIMCO Income Strategy Fund II(a)	653,603	4,954,311
Pioneer Floating Rate Fund, Inc.(a)	145,378	1,398,536
Putnam Premier Income Trust(a)	1,170,278	4,224,704
Saba Capital Income & Opportunities Fund II	405,897	3,693,663
Western Asset Inflation-Linked Opportunities & Income Fund	970,504	8,491,910
		238,583,497
Bonds/High Yield-18.59%
Aberdeen Asia-Pacific Income Fund, Inc.(a)	583,917	9,103,266
AllianceBernstein Global High Income Fund, Inc.(a)	875,763	9,703,454
	Shares	Value
Bonds/High Yield-(continued)
Allspring Income Opportunities Fund(a)	735,985	$5,188,694
Allspring Multi-Sector Income Fund(a)	388,940	3,605,474
Barings Global Short Duration High Yield Fund(a)	195,332	3,113,592
BlackRock Corporate High Yield Fund, Inc.(a)	1,255,395	12,403,303
BlackRock Debt Strategies Fund, Inc.(a)	364,673	3,902,001
BlackRock Floating Rate Income Strategies Fund, Inc.	237,288	3,094,236
BlackRock Floating Rate Income Trust	174,761	2,210,727
BNY Mellon High Yield Strategies Fund	896,671	2,331,345
Credit Suisse Asset Management Income Fund, Inc.	476,552	1,401,063
Credit Suisse High Yield Bond Fund	890,862	1,915,353
Eaton Vance Floating-Rate Income Trust(a)	219,160	2,897,295
Eaton Vance Senior Floating-Rate Trust(a)	246,518	3,185,013
First Trust Senior Floating Rate Income Fund II(a)	311,781	3,233,169
High Income Securities Fund(a)	377,444	2,574,168
Highland Opportunities and Income Fund(a)	1,856,986	10,751,949
Morgan Stanley Emerging Markets Debt Fund, Inc.(a)	177,205	1,460,169
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	924,046	4,426,180
Neuberger Berman High Yield Strategies Fund, Inc.(a)	249,052	1,952,568
Nuveen NASDAQ 100 Dynamic Overwrite Fund	748,045	19,381,846
PGIM Global High Yield Fund, Inc.(a)	406,658	5,424,818
PGIM High Yield Bond Fund, Inc.	319,673	4,596,898
PGIM Short Duration High Yield Opportunities Fund(a)	312,242	5,226,931
PIMCO High Income Fund	1,183,322	5,821,944
Pioneer High Income Fund, Inc.(a)	363,540	2,864,695
Templeton Emerging Markets Income Fund	657,120	3,522,163
Western Asset Emerging Markets Debt Fund, Inc.	802,892	7,884,399
Western Asset Global High Income Fund, Inc.(a)	367,299	2,475,595
Western Asset High Income Fund II, Inc.(a)	886,502	3,900,609
Western Asset High Income Opportunity Fund, Inc.(a)	1,127,211	4,553,932
		154,106,849
Domestic Equity-3.67%
John Hancock Tax-Advantaged Dividend Income Fund(a)	491,190	11,542,965
Virtus Dividend, Interest & Premium Strategy Fund(a)	1,477,001	18,861,303
		30,404,268
Equities-8.86%
BlackRock Capital Allocation Term Trust(a)	1,314,058	20,170,790
BlackRock Health Sciences Term Trust(a)	1,568,450	24,891,302
BlackRock Technology and Private Equity Term Trust	3,320,492	23,608,698
BlackRock Utilities, Infrastructure & Power Opportunities Trust(a)	213,731	4,838,870
		73,509,660
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco CEF Income Composite ETF (PCEF)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Fixed Income-7.67%
Barings Corporate Investors(a)	171,976	$3,613,216
BlackRock ESG Capital Allocation Term Trust(a)	1,208,623	20,111,487
BlackRock Income Trust, Inc.(a)	207,716	2,453,126
BlackRock Science & Technology Term Trust	995,755	19,905,142
Nuveen Variable Rate Preferred & Income Fund(a)	302,735	5,721,692
PIMCO Corporate & Income Strategy Fund	402,856	5,498,984
Saba Capital Income & Opportunities Fund	539,699	4,296,004
TCW Strategic Income Fund, Inc.	405,410	1,984,482
		63,584,133
Foreign Equity-0.42%
Allspring Global Dividend Opportunity Fund(a)	679,045	3,490,291
Option Income-31.96%
BlackRock Energy and Resources Trust	364,554	4,848,568
BlackRock Enhanced Equity Dividend Trust(a)	2,230,885	19,944,112
BlackRock Enhanced Global Dividend Trust	893,787	10,081,917
BlackRock Enhanced International Dividend Trust	1,451,598	8,216,045
BlackRock Enhanced Large Cap Core Fund, Inc.(a)	570,514	11,570,024
BlackRock Health Sciences Trust	184,233	7,430,117
BlackRock Resources & Commodities Strategy Trust	1,120,566	10,107,505
BlackRock Science & Technology Trust(a)	443,279	16,166,385
Columbia Seligman Premium Technology Growth Fund, Inc.(a)	143,394	4,403,630
Eaton Vance Enhanced Equity Income Fund(a)	334,649	6,749,870
Eaton Vance Enhanced Equity Income Fund II(a)	487,283	11,275,729
Eaton Vance Risk-Managed Diversified Equity Income Fund	831,736	7,444,037
Eaton Vance Tax-Managed Buy-Write Income Fund	360,230	5,259,358
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(a)	1,436,169	20,393,600
Eaton Vance Tax-Managed Diversified Equity Income Fund(a)	1,535,690	23,219,633
	Shares	Value
Option Income-(continued)
Eaton Vance Tax-Managed Global Buy Write Opportunities Fund	1,543,085	$13,085,361
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	4,311,876	36,090,402
First Trust Enhanced Equity Income Fund(a)	245,029	5,018,194
Nuveen Dow 30sm Dynamic Overwrite Fund(a)	559,887	8,510,282
Nuveen S&P 500 Buy-Write Income Fund	1,472,574	20,395,150
Nuveen S&P 500 Dynamic Overwrite Fund(a)	247,159	4,542,783
Voya Global Advantage and Premium Opportunity Fund(a)	210,745	2,061,086
Voya Global Equity Dividend and Premium Opportunity Fund(a)	1,090,894	6,109,006
Voya Infrastructure Industrials and Materials Fund(a)	198,778	2,093,132
		265,015,926
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $783,236,465)		828,694,624
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.01%
Invesco Private Government Fund, 4.34%(b)(c)(d)	9,258,012	9,258,012
Invesco Private Prime Fund, 4.47%(b)(c)(d)	23,981,311	23,988,505
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,246,517)		33,246,517
TOTAL INVESTMENTS IN SECURITIES-103.95% (Cost $816,482,982)		861,941,141
OTHER ASSETS LESS LIABILITIES-(3.95)%		(32,783,153)
NET ASSETS-100.00%		$829,157,988

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at February 28, 2025.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Invesco Bond Fund	$1,494,690	$380,807	$(4,223)	$(102,878)	$445	$1,768,841	$44,336
Invesco Senior Income Trust	4,210,779	1,353,546	(11,589)	(96,108)	1,232	5,457,860	278,159
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco CEF Income Composite ETF (PCEF)—(continued)
February 28, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$669,620	$15,457,754	$(16,127,374)	$-	$-	$-	$14,685
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,109,502	67,456,950	(63,308,440)	-	-	9,258,012	186,059 *
Invesco Private Prime Fund	13,276,703	146,685,166	(135,970,728)	(788)	(1,848)	23,988,505	488,715 *
Total	$24,761,294	$231,334,223	$(215,422,354)	$(199,774)	$(171)	$40,473,218	$1,011,954

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)
February 28, 2025
(Unaudited)
Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.90%
U.S. Treasury Bonds-79.98%
6.00%, 02/15/2026	$34,052,300	$34,660,289
6.63%, 02/15/2027	32,926,600	34,684,829
5.25%, 02/15/2029	33,120,400	34,759,601
5.38%, 02/15/2031	32,559,500	34,809,412
4.50%, 02/15/2036	33,778,900	34,909,701
4.75%, 02/15/2037	33,154,600	34,913,348
4.38%, 02/15/2038	34,528,800	34,928,039
3.50%, 02/15/2039	38,132,100	34,945,984
4.63%, 02/15/2040	34,027,900	34,941,071
4.75%, 02/15/2041	33,650,500	34,944,598
3.13%, 02/15/2042	41,647,700	34,988,949
3.13%, 02/15/2043	42,284,600	35,010,328
3.63%, 02/15/2044	39,601,100	35,005,207
2.50%, 02/15/2045	48,027,100	35,035,394
2.50%, 02/15/2046	48,655,800	35,039,779
3.00%, 02/15/2047	44,931,600	35,048,403
3.00%, 02/15/2048	45,401,400	35,077,902
3.00%, 02/15/2049	45,736,600	35,084,975
2.00%, 02/15/2050	57,121,300	35,157,491
1.88%, 02/15/2051	59,559,000	35,167,728
2.25%, 02/15/2052	54,706,000	35,168,906
3.63%, 02/15/2053	40,986,500	35,136,317
4.25%, 02/15/2054	36,614,700	35,132,949
4.63%, 02/15/2055	34,280,000	35,137,000
		839,688,200
	Principal Amount	Value
U.S. Treasury Notes-19.92%
2.75%, 02/15/2028	$35,983,600	$34,774,776
1.50%, 02/15/2030	39,264,500	34,849,544
1.88%, 02/15/2032	40,285,500	34,873,710
3.50%, 02/15/2033	36,481,800	34,917,785
4.00%, 02/15/2034	35,347,000	34,873,405
4.63%, 02/15/2035	33,700,000	34,866,336
		209,155,556
Total U.S. Treasury Securities (Cost $1,141,921,895)		1,048,843,756
	Shares
Money Market Funds-5.13%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(a)(b) (Cost $53,841,815)	53,841,815	53,841,815
TOTAL INVESTMENTS IN SECURITIES-105.03% (Cost $1,195,763,710)		1,102,685,571
OTHER ASSETS LESS LIABILITIES-(5.03)%		(52,785,475)
NET ASSETS-100.00%		$1,049,900,096

Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,348,308	$73,094,190	$(35,600,683)	$-	$-	$53,841,815	$85,738
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	477,789	297,364,843	(297,842,632)	-	-	-	135,234 *
Invesco Private Prime Fund	1,398,817	310,202,388	(311,594,816)	-	(6,389)	-	246,360 *
Total	$18,224,914	$680,661,421	$(645,038,131)	$-	$(6,389)	$53,841,815	$467,332

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Floating Rate Municipal Income ETF (PVI)
February 28, 2025
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.75%
California-13.32%
California (State of), Series 2024 C-2, VRD GO Bonds, (LOC - Bank Of America N.A.)(a)(b)	0.86%	05/01/2047	$1,100	$1,100,000
Los Angeles (City of), CA Department of Water & Power, Subseries 2001 B-5, Ref. VRD RB(a)	3.75%	07/01/2034	300	300,000
Modesto (City of), CA Public Financing Authority, Series 2008, Ref. VRD RB, (LOC - Bank of the West)(a)(b)	0.75%	09/01/2033	900	900,000
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2018 B, VRD RB, (LOC - Barclays Bank PLC)(a)(b)	1.00%	05/01/2058	1,000	1,000,000
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2007 A, VRD RB, (LOC - Wells Fargo Bank, N.A.)(a)(b)	1.00%	04/01/2039	500	500,000
				3,800,000
Connecticut-4.21%
Connecticut (State of) Housing Finance Authority, Series 2020 E-3, Ref. VRD RB(a)	1.95%	11/15/2050	1,200	1,200,000
District of Columbia-3.51%
District of Columbia (Tranche 3), Series 1998 A, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	2.25%	08/15/2038	1,000	1,000,000
Florida-15.43%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.35%	09/01/2035	1,200	1,200,000
Halifax Hospital Medical Center, Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.05%	06/01/2048	500	500,000
Orlando (City of), FL Utilities Commission, Series 2015 B, Ref. VRD RB(a)	2.04%	10/01/2039	1,200	1,200,000
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS - AGC)(a)(c)	2.30%	10/01/2038	1,500	1,500,000
				4,400,000
Illinois-4.21%
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 F, Ref. VRD RB(a)	1.30%	08/15/2057	1,200	1,200,000
Louisiana-2.80%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC), Series 2013 B, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.30%	09/01/2033	800	800,000
Maryland-1.05%
Howard (County of), MD Housing Commission (Social Bonds) (Beech’s Farm Apartments), Series 2023, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	1.83%	12/01/2062	300	300,000
Massachusetts-0.38%
Massachusetts (Commonwealth of) Water Resources Authority, Series 2008 E, VRD Ref. RB(a)	1.50%	08/01/2037	110	110,000
Minnesota-3.51%
Hennepin (County of), MN, Series 2018 B, Ref. VRD GO Bonds(a)	1.78%	12/01/2038	1,000	1,000,000
Missouri-0.70%
Kansas City (City of), MO (H Roe Bartle Convention Center), Series 2008 F, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)	2.40%	04/15/2025	200	200,000
New York-26.21%
Battery Park (City of), NY Authority, Series 2019 D-1, Ref. VRD RB(a)	1.55%	11/01/2038	800	800,000
Metropolitan Transportation Authority, Subseries 2013 G, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.72%	11/01/2026	700	700,000
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds(a)	1.45%	08/01/2044	1,000	1,000,000
New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB(a)	1.75%	06/15/2046	1,375	1,375,000
New York (City of), NY Transitional Finance Authority, Subseries 2012 C-4, VRD RB(a)	1.45%	11/01/2036	1,200	1,200,000
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB(a)	1.80%	07/01/2039	1,200	1,200,000
New York City Housing Development Corp., Series 2006 A, VRD RB, (LOC - Fannie Mae)(a)(b)	2.30%	10/15/2041	1,200	1,200,000
				7,475,000
Ohio-1.05%
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Museum of Art), Series 2005 D, VRD RB(a)	1.83%	10/01/2040	300	300,000
Pennsylvania-4.91%
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, (INS - AGM)(a)(c)	2.35%	12/01/2028	1,400	1,400,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-9.15%
Board of Regents of the University of Texas System, Series 2008 B, VRD RB(a)	1.75%	08/01/2039	$1,000	$1,000,000
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2015, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.35%	10/01/2045	400	400,000
Texas (State of), Series 2015 B, VRD GO Bonds(a)	2.25%	06/01/2046	1,210	1,210,000
				2,610,000
Virginia-1.40%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, VRD Ref. RB(a)	1.85%	07/01/2037	400	400,000
Wisconsin-4.91%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital), Series 2004, VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.25%	08/15/2034	200	200,000
Wisconsin (State of) Housing & Economic Development Authority, Series 2015 C, VRD RB(a)	1.85%	03/01/2031	1,200	1,200,000
				1,400,000
TOTAL INVESTMENTS IN SECURITIES(d)-96.75% (Cost $27,595,000)				27,595,000
OTHER ASSETS LESS LIABILITIES-3.25%				927,643
NET ASSETS-100.00%				$28,522,643

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
TD Bank, N.A.	8.3%
JPMorgan Chase Bank, N.A.	5.4%
Assured Guaranty Corp.	5.4%
Assured Guaranty Municipal Corp.	5.1%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.17%
Aerospace & Defense-1.37%
Hexcel Corp., 4.20%, 02/15/2027	$897,000	$885,376
Spirit AeroSystems, Inc., 9.75%, 11/15/2030(b)	983,000	1,089,523
TransDigm, Inc.
5.50%, 11/15/2027	1,293,000	1,281,189
6.63%, 03/01/2032(b)(c)	1,270,000	1,295,697
		4,551,785
Air Freight & Logistics-0.67%
Clue Opco LLC, 9.50%, 10/15/2031(b)(c)	672,000	693,434
GXO Logistics, Inc.
1.65%, 07/15/2026	801,000	768,681
2.65%, 07/15/2031	898,000	776,122
		2,238,237
Automobile Components-3.28%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/2031(b)(c)	2,572,000	2,619,608
Dana, Inc.
5.63%, 06/15/2028(c)	742,000	739,919
4.25%, 09/01/2030(c)	839,000	793,401
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/2029(c)	1,124,000	1,069,482
5.25%, 07/15/2031(c)	1,132,000	1,051,600
Patrick Industries, Inc., 6.38%, 11/01/2032(b)(c)	935,000	931,109
PHINIA, Inc., 6.63%, 10/15/2032(b)	969,000	975,263
United Rentals (North America), Inc.
4.88%, 01/15/2028	1,380,000	1,362,214
3.88%, 02/15/2031(c)	1,510,000	1,381,598
		10,924,194
Automobiles-1.97%
Ford Motor Co., 3.25%, 02/12/2032	3,893,000	3,250,978
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025	3,347,000	3,303,919
		6,554,897
Broadline Retail-1.98%
Kohl’s Corp.
4.25%, 07/17/2025	1,179,000	1,169,916
4.63%, 05/01/2031(c)	1,397,000	1,090,726
Macy’s Retail Holdings LLC, 6.13%, 03/15/2032(b)	2,536,000	2,422,487
Nordstrom, Inc.
4.00%, 03/15/2027	994,000	963,127
4.38%, 04/01/2030	1,022,000	938,761
		6,585,017
Building Products-1.21%
Builders FirstSource, Inc., 4.25%, 02/01/2032(b)(c)	2,442,000	2,211,691
Griffon Corp., 5.75%, 03/01/2028(c)	789,000	782,299
JELD-WEN, Inc., 7.00%, 09/01/2032(b)(c)	1,158,000	1,043,230
		4,037,220
	Principal Amount	Value
Capital Markets-1.03%
Coinbase Global, Inc., 3.63%, 10/01/2031(b)	$2,593,000	$2,250,060
StoneX Group, Inc., 7.88%, 03/01/2031(b)	1,103,000	1,164,474
		3,414,534
Chemicals-3.51%
Ashland, Inc., 3.38%, 09/01/2031(b)	1,193,000	1,039,322
Avient Corp., 6.25%, 11/01/2031(b)	1,085,000	1,088,745
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031(b)(c)	1,300,800	1,356,378
Celanese US Holdings LLC
6.42%, 07/15/2027(c)	1,013,000	1,038,525
6.95%, 11/15/2033(c)	1,000,000	1,069,807
Chemours Co. (The)
5.38%, 05/15/2027(c)	799,000	788,051
8.00%, 01/15/2033(b)	789,000	778,374
Olin Corp., 5.63%, 08/01/2029(c)	1,698,000	1,669,989
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031(c)	1,492,000	1,331,314
Wayfair LLC, 7.25%, 10/31/2029(b)(c)	1,484,000	1,510,883
		11,671,388
Commercial Services & Supplies-1.90%
ADT Security Corp. (The)
4.13%, 08/01/2029(b)(c)	1,068,000	1,009,600
4.88%, 07/15/2032(b)(c)	1,090,000	1,029,378
Brink’s Co. (The), 6.75%, 06/15/2032(b)	1,113,000	1,141,212
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	962,000	949,209
GEO Group, Inc. (The), 10.25%, 04/15/2031	1,103,000	1,209,429
Steelcase, Inc., 5.13%, 01/18/2029(c)	998,000	968,518
		6,307,346
Construction & Engineering-1.44%
AECOM, 5.13%, 03/15/2027	2,030,000	2,028,330
Arcosa, Inc., 6.88%, 08/15/2032(b)	769,000	787,796
Baldwin Insurance Group Holdings LLC/ Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031(b)	474,000	485,037
Fluor Corp., 4.25%, 09/15/2028(c)	1,567,000	1,501,182
		4,802,345
Consumer Finance-4.30%
Ally Financial, Inc.
5.75%, 11/20/2025	1,729,000	1,735,511
6.70%, 02/14/2033(c)	1,732,000	1,790,421
FirstCash, Inc., 6.88%, 03/01/2032(b)	935,000	956,694
Navient Corp.
5.50%, 03/15/2029(c)	1,081,000	1,041,224
5.63%, 08/01/2033(c)	1,205,000	1,076,838
OneMain Finance Corp.
7.13%, 03/15/2026	953,000	972,490
4.00%, 09/15/2030	1,288,000	1,159,964
SLM Corp., 6.50%, 01/31/2030	1,530,000	1,575,319
Synchrony Financial, 7.25%, 02/02/2033(c)	3,779,000	4,012,780
		14,321,241
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Consumer Staples Distribution & Retail-2.41%
Performance Food Group, Inc., 6.13%, 09/15/2032(b)(c)	$2,508,000	$2,523,798
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	2,886,000	2,823,160
3.20%, 04/15/2030(c)	3,154,000	2,676,126
		8,023,084
Containers & Packaging-3.28%
Ball Corp., 2.88%, 08/15/2030(c)	2,509,000	2,202,629
Berry Global, Inc.
1.57%, 01/15/2026	949,000	924,154
5.65%, 01/15/2034	1,043,000	1,076,167
Crown Americas LLC, 5.25%, 04/01/2030	959,000	944,262
Graphic Packaging International LLC
3.50%, 03/15/2028(b)	855,000	812,250
6.38%, 07/15/2032(b)(c)	792,000	804,469
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)(c)	1,392,000	1,370,292
Sealed Air Corp.
4.00%, 12/01/2027(b)	758,000	735,399
6.88%, 07/15/2033(b)	688,000	730,205
Silgan Holdings, Inc., 4.13%, 02/01/2028(c)	1,369,000	1,321,554
		10,921,381
Distributors-0.99%
Windsor Holdings III LLC, 8.50%, 06/15/2030(b)	3,127,000	3,310,927
Diversified Consumer Services-0.47%
Service Corp. International
5.13%, 06/01/2029(c)	790,000	778,480
5.75%, 10/15/2032(c)	798,000	792,679
		1,571,159
Diversified REITs-1.29%
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P., 3.75%, 12/15/2027(b)	976,000	923,722
Hudson Pacific Properties L.P., 3.25%, 01/15/2030(c)	1,493,000	1,054,652
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	2,467,000	2,316,301
		4,294,675
Diversified Telecommunication Services-1.11%
Level 3 Financing, Inc.
10.50%, 04/15/2029(b)	1,636,493	1,841,055
10.50%, 05/15/2030(b)	1,684,000	1,841,875
		3,682,930
Electric Utilities-3.10%
DPL, Inc., 4.13%, 07/01/2025	2,670,000	2,658,911
NRG Energy, Inc., 6.25%, 11/01/2034(b)	2,500,000	2,510,248
PG&E Corp., 5.25%, 07/01/2030(c)	3,027,000	2,908,051
Vistra Operations Co. LLC, 7.75%, 10/15/2031(b)(c)	2,124,000	2,244,261
		10,321,471
Electrical Equipment-1.52%
Atkore, Inc., 4.25%, 06/01/2031(b)	1,237,000	1,099,949
	Principal Amount	Value
Electrical Equipment-(continued)
Regal Rexnord Corp.
6.05%, 02/15/2026	$655,000	$660,672
6.40%, 04/15/2033(c)	627,000	652,205
Sensata Technologies, Inc., 6.63%, 07/15/2032(b)(c)	609,000	619,796
WESCO Distribution, Inc., 6.63%, 03/15/2032(b)	1,967,000	2,011,297
		5,043,919
Electronic Equipment, Instruments & Components-1.44%
Insight Enterprises, Inc., 6.63%, 05/15/2032(b)	1,457,000	1,484,390
Sensata Technologies, Inc., 4.38%, 02/15/2030(b)	660,000	615,730
Vontier Corp.
1.80%, 04/01/2026	629,000	608,052
2.95%, 04/01/2031	699,000	609,230
Zebra Technologies Corp., 6.50%, 06/01/2032(b)	1,440,000	1,464,810
		4,782,212
Energy Equipment & Services-0.63%
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/2030(b)	435,000	451,468
Permian Resources Operating LLC, 7.00%, 01/15/2032(b)	1,008,000	1,036,244
Valaris Ltd., 8.38%, 04/30/2030(b)(c)	600,000	608,254
		2,095,966
Entertainment-0.67%
Cinemark USA, Inc., 7.00%, 08/01/2032(b)(c)	986,000	1,009,205
Light and Wonder International, Inc., 7.50%, 09/01/2031(b)(c)	1,170,000	1,222,107
		2,231,312
Financial Services-2.64%
Adient Global Holdings Ltd., 8.25%, 04/15/2031(b)(c)	1,479,000	1,522,937
Block, Inc.
2.75%, 06/01/2026	954,000	925,938
3.50%, 06/01/2031	1,031,000	916,111
HAT Holdings I LLC/HAT Holdings II LLC
8.00%, 06/15/2027(b)(c)	302,000	315,087
3.75%, 09/15/2030(b)(c)	386,000	346,416
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)(c)	1,334,000	1,375,334
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(b)(c)	1,482,000	1,423,579
Vornado Realty L.P.
2.15%, 06/01/2026	1,006,000	964,985
3.40%, 06/01/2031(c)	1,174,000	1,005,617
		8,796,004
Food Products-1.46%
Lamb Weston Holdings, Inc.
4.88%, 05/15/2028(b)(c)	704,000	690,391
4.38%, 01/31/2032(b)(c)	772,000	709,570
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Food Products-(continued)
Pilgrim’s Pride Corp., 3.50%, 03/01/2032	$2,317,000	$2,052,072
Post Holdings, Inc., 4.50%, 09/15/2031(b)(c)	1,543,000	1,410,145
		4,862,178
Gas Utilities-0.60%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	2,001,000	1,999,130
Ground Transportation-1.08%
Hertz Corp. (The), 12.63%, 07/15/2029(b)	2,169,000	2,288,703
XPO, Inc., 7.13%, 02/01/2032(b)(c)	1,250,000	1,299,222
		3,587,925
Health Care Equipment & Supplies-0.54%
Neogen Food Safety Corp., 8.63%, 07/20/2030(b)(c)	568,000	603,813
Teleflex, Inc., 4.63%, 11/15/2027(c)	1,202,000	1,179,896
		1,783,709
Health Care Providers & Services-4.60%
Centene Corp.
2.45%, 07/15/2028	2,838,000	2,587,614
2.50%, 03/01/2031	3,037,000	2,567,018
DaVita, Inc., 6.88%, 09/01/2032(b)(c)	2,285,000	2,322,842
Encompass Health Corp., 4.75%, 02/01/2030(c)	1,353,000	1,311,999
Molina Healthcare, Inc., 3.88%, 05/15/2032(b)(c)	2,804,000	2,466,101
Select Medical Corp., 6.25%, 12/01/2032(b)(c)	1,354,000	1,348,227
Tenet Healthcare Corp., 6.13%, 06/15/2030(c)	2,690,000	2,698,815
		15,302,616
Health Care REITs-0.85%
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	1,630,000	1,673,833
Sabra Health Care L.P.
5.13%, 08/15/2026	562,000	564,540
3.20%, 12/01/2031	672,000	591,455
		2,829,828
Hotel & Resort REITs-0.66%
RHP Hotel Properties L.P./RHP Finance Corp.
4.75%, 10/15/2027	474,000	464,467
6.50%, 04/01/2032(b)	459,000	465,259
Service Properties Trust
5.50%, 12/15/2027	660,000	643,385
8.63%, 11/15/2031(b)(c)	589,000	631,354
		2,204,465
Hotels, Restaurants & Leisure-7.79%
Boyd Gaming Corp., 4.75%, 06/15/2031(b)(c)	1,248,000	1,176,635
Brinker International, Inc., 8.25%, 07/15/2030(b)	910,000	972,959
Caesars Entertainment, Inc., 6.50%, 02/15/2032(b)(c)	1,939,000	1,967,948
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Carnival Corp.
5.75%, 03/01/2027(b)	$1,151,000	$1,154,661
6.13%, 02/15/2033(b)	1,180,000	1,189,089
Churchill Downs, Inc.
5.50%, 04/01/2027(b)	422,000	420,363
6.75%, 05/01/2031(b)	411,000	419,566
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030(c)	910,000	888,193
5.88%, 03/15/2033(b)	870,000	872,548
International Game Technology PLC, 6.25%, 01/15/2027(b)	1,387,700	1,405,596
Las Vegas Sands Corp.
3.90%, 08/08/2029	1,515,000	1,431,209
6.20%, 08/15/2034	1,360,000	1,396,739
Life Time, Inc., 6.00%, 11/15/2031(b)(c)	859,000	862,711
MGM Resorts International
4.75%, 10/15/2028	1,268,000	1,232,581
6.50%, 04/15/2032(c)	1,220,000	1,229,946
NCL Corp. Ltd., 7.75%, 02/15/2029(b)	565,000	601,420
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(b)	879,000	883,697
6.25%, 03/15/2032(b)	882,000	900,360
Six Flags Entertainment Corp., 7.25%, 05/15/2031(b)(c)	970,000	1,000,845
Station Casinos LLC, 6.63%, 03/15/2032(b)(c)	1,008,000	1,017,853
Travel + Leisure Co., Series J, 6.00%, 04/01/2027(c)	1,294,000	1,306,840
Vail Resorts, Inc., 6.50%, 05/15/2032(b)(c)	1,292,000	1,320,357
Yum! Brands, Inc.
4.75%, 01/15/2030(b)	1,186,000	1,149,684
3.63%, 03/15/2031(c)	1,260,000	1,142,892
		25,944,692
Household Durables-3.72%
Century Communities, Inc., 6.75%, 06/01/2027	937,000	937,208
KB Home, 4.00%, 06/15/2031	1,380,000	1,260,004
LGI Homes, Inc., 7.00%, 11/15/2032(b)	960,000	953,285
M/I Homes, Inc., 4.95%, 02/01/2028	1,107,000	1,085,586
MDC Holdings, Inc., 2.50%, 01/15/2031	1,466,000	1,275,273
Newell Brands, Inc.
6.63%, 09/15/2029(c)	892,000	910,492
6.63%, 05/15/2032(c)	919,000	916,353
Taylor Morrison Communities, Inc.
5.88%, 06/15/2027(b)	745,000	753,775
5.13%, 08/01/2030(b)(c)	787,000	765,286
Tempur Sealy International, Inc., 3.88%, 10/15/2031(b)(c)	1,319,000	1,168,280
TopBuild Corp., 4.13%, 02/15/2032(b)(c)	1,300,000	1,175,090
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	1,182,000	1,175,648
		12,376,280
Independent Power and Renewable Electricity Producers-0.15%
Sunnova Energy Corp., 11.75%, 10/01/2028(b)(c)	844,000	481,899
Interactive Media & Services-0.28%
Snap, Inc., 6.88%, 03/01/2033(b)	930,000	942,223
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
IT Services-0.49%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(b)	$623,000	$635,281
Twilio, Inc., 3.63%, 03/15/2029	1,051,000	981,638
		1,616,919
Life Sciences Tools & Services-0.82%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)(c)	397,000	399,105
IQVIA, Inc., 6.50%, 05/15/2030(b)(c)	2,287,000	2,345,858
		2,744,963
Machinery-0.59%
Hillenbrand, Inc.
5.00%, 09/15/2026	469,000	465,590
3.75%, 03/01/2031(c)	530,000	472,260
Terex Corp., 6.25%, 10/15/2032(b)(c)	1,047,000	1,041,167
		1,979,017
Marine Transportation-0.19%
NCL Corp. Ltd., 6.75%, 02/01/2032(b)	606,000	619,842
Media-3.63%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 01/15/2034(b)	2,670,000	2,239,996
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	1,176,000	1,174,501
Lamar Media Corp.
3.75%, 02/15/2028(c)	854,000	818,032
3.63%, 01/15/2031(c)	906,000	815,554
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/2031(b)(c)	1,002,000	1,053,331
Paramount Global
2.90%, 01/15/2027	1,878,000	1,812,224
4.95%, 01/15/2031	1,944,000	1,874,823
Sirius XM Radio LLC, 3.88%, 09/01/2031(b)(c)	2,651,000	2,301,467
		12,089,928
Metals & Mining-2.61%
Alcoa Nederland Holding B.V., 7.13%, 03/15/2031(b)	1,967,000	2,049,870
ATI, Inc.
5.88%, 12/01/2027	490,000	490,428
5.13%, 10/01/2031(c)	517,000	491,513
Carpenter Technology Corp., 6.38%, 07/15/2028(c)	798,000	801,230
Cleveland-Cliffs Steel Corp., 7.00%, 03/15/2027	760	763
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029(b)	925,000	930,475
6.75%, 04/15/2030(b)(c)	925,000	927,095
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)(c)	913,000	831,447
United States Steel Corp., 6.88%, 03/01/2029	2,145,000	2,174,189
		8,697,010
	Principal Amount	Value
Mortgage REITs-1.45%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(b)	$1,489,000	$1,550,170
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 7.00%, 07/15/2031(b)(c)	908,000	943,126
Starwood Property Trust, Inc., 7.25%, 04/01/2029(b)	2,234,000	2,326,141
		4,819,437
Oil, Gas & Consumable Fuels-7.43%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	1,118,000	1,142,919
Civitas Resources, Inc., 8.75%, 07/01/2031(b)	1,034,000	1,080,597
CNX Resources Corp., 7.25%, 03/01/2032(b)(c)	1,045,000	1,071,050
EQM Midstream Partners L.P.
4.50%, 01/15/2029(b)	747,000	728,161
4.75%, 01/15/2031(b)	764,000	738,074
Expand Energy Corp., 5.38%, 03/15/2030	2,102,000	2,090,778
Kosmos Energy Ltd. (Ghana), 8.75%, 10/01/2031(b)	962,000	926,569
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032(b)	837,000	844,505
Matador Resources Co., 6.50%, 04/15/2032(b)	1,000,000	1,000,649
Murphy Oil Corp., 6.00%, 10/01/2032(c)	1,411,000	1,369,460
Murphy Oil USA, Inc., 4.75%, 09/15/2029	1,762,000	1,698,534
Northern Oil and Gas, Inc., 8.75%, 06/15/2031(b)	642,000	669,321
Occidental Petroleum Corp.
5.55%, 03/15/2026	2,078,000	2,088,664
6.63%, 09/01/2030	1,945,000	2,057,016
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(b)(c)	2,295,000	2,201,006
Range Resources Corp., 4.88%, 05/15/2025	847,000	845,536
SM Energy Co.
6.50%, 07/15/2028(c)	566,000	567,701
7.00%, 08/01/2032(b)(c)	553,000	553,627
Talos Production, Inc., 9.38%, 02/01/2031(b)(c)	885,000	911,340
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/2031(b)	1,282,000	1,326,764
Vital Energy, Inc., 7.88%, 04/15/2032(b)(c)	833,000	803,632
		24,715,903
Passenger Airlines-1.55%
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(b)(c)	1,426,000	1,510,702
United AirLines, Inc., 4.63%, 04/15/2029(b)(c)	3,788,000	3,654,618
		5,165,320
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Personal Care Products-0.78%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/2030(b)(c)	$1,389,000	$1,418,786
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 03/01/2032(c)	1,155,000	1,173,133
		2,591,919
Pharmaceuticals-1.01%
Elanco Animal Health, Inc., 6.65%, 08/28/2028(c)	1,302,000	1,329,705
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 04/30/2031(b)(c)	2,243,000	2,045,448
		3,375,153
Professional Services-0.35%
TriNet Group, Inc., 7.13%, 08/15/2031(b)	1,137,000	1,164,989
Real Estate Management & Development-1.45%
CoStar Group, Inc., 2.80%, 07/15/2030(b)	1,256,000	1,119,974
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)(c)	1,484,000	1,596,954
Kennedy-Wilson, Inc.
4.75%, 03/01/2029(c)	620,000	581,234
5.00%, 03/01/2031(c)	658,000	596,503
Newmark Group, Inc., 7.50%, 01/12/2029	860,000	915,036
		4,809,701
Semiconductors & Semiconductor Equipment-1.75%
Amkor Technology, Inc., 6.63%, 09/15/2027(b)(c)	1,351,000	1,354,422
Entegris, Inc., 4.75%, 04/15/2029(b)	1,170,000	1,131,910
Qorvo, Inc., 4.38%, 10/15/2029	1,509,000	1,444,875
Skyworks Solutions, Inc.
1.80%, 06/01/2026	995,000	958,311
3.00%, 06/01/2031	1,098,000	950,040
		5,839,558
Software-1.18%
AppLovin Corp.
5.13%, 12/01/2029	488,000	492,765
5.50%, 12/01/2034(c)	489,000	496,929
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029(c)	710,000	655,955
RingCentral, Inc., 8.50%, 08/15/2030(b)(c)	538,000	568,082
SS&C Technologies, Inc., 6.50%, 06/01/2032(b)	1,680,000	1,720,117
		3,933,848
Specialized REITs-0.93%
GLP Capital L.P./GLP Financing II, Inc.
5.30%, 01/15/2029	778,000	781,583
3.25%, 01/15/2032	915,000	797,472
SBA Communications Corp., 3.88%, 02/15/2027(c)	1,551,000	1,511,414
		3,090,469
Specialty Retail-3.70%
Advance Auto Parts, Inc.
1.75%, 10/01/2027	999,000	900,331
3.90%, 04/15/2030(c)	955,000	848,641
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(c)	1,808,000	1,719,876
	Principal Amount	Value
Specialty Retail-(continued)
Bath & Body Works, Inc., 5.25%, 02/01/2028(c)	$1,849,000	$1,842,278
Gap, Inc. (The), 3.88%, 10/01/2031(b)(c)	2,408,000	2,123,231
Penske Automotive Group, Inc., 3.75%, 06/15/2029(c)	2,519,000	2,347,159
Sonic Automotive, Inc., 4.88%, 11/15/2031(b)(c)	1,633,000	1,515,794
Valvoline, Inc., 3.63%, 06/15/2031(b)	1,174,000	1,028,912
		12,326,222
Technology Hardware, Storage & Peripherals-2.00%
Seagate HDD Cayman
4.88%, 06/01/2027	1,243,000	1,228,491
9.63%, 12/01/2032	1,062,740	1,206,419
Western Digital Corp.
4.75%, 02/15/2026	1,352,000	1,338,565
3.10%, 02/01/2032(c)	1,673,000	1,431,430
Xerox Holdings Corp., 5.50%, 08/15/2028(b)(c)	1,807,000	1,465,380
		6,670,285
Textiles, Apparel & Luxury Goods-1.41%
Crocs, Inc., 4.13%, 08/15/2031(b)	1,147,000	1,023,774
Under Armour, Inc., 3.25%, 06/15/2026	1,261,000	1,226,355
VF Corp., 2.80%, 04/23/2027	2,583,000	2,438,423
		4,688,552
Trading Companies & Distributors-0.44%
Beacon Roofing Supply, Inc., 6.50%, 08/01/2030(b)	1,420,000	1,461,667
Wireless Telecommunication Services-0.47%
United States Cellular Corp., 6.70%, 12/15/2033(c)	1,453,000	1,572,429
Total U.S. Dollar Denominated Bonds & Notes (Cost $327,157,343)		326,771,320
	Shares
Money Market Funds-0.40%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $1,344,071)	1,344,071	1,344,071
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.57% (Cost $328,501,414)		328,115,391
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.83%
Invesco Private Government Fund, 4.34%(d)(e)(f)	30,436,278	30,436,278
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.47%(d)(e)(f)	78,818,585	$78,842,231
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $109,281,922)		109,278,509
TOTAL INVESTMENTS IN SECURITIES-131.40% (Cost $437,783,336)		437,393,900
OTHER ASSETS LESS LIABILITIES-(31.40)%		(104,520,734)
NET ASSETS-100.00%		$332,873,166

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $166,014,335, which represented 49.87% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,209,436	$20,789,179	$(20,654,544)	$-	$-	$1,344,071	$34,984
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	50,797,037	60,783,249	(81,144,008)	-	-	30,436,278	915,824 *
Invesco Private Prime Fund	135,289,682	67,573,488	(124,007,795)	(5,931)	(7,213)	78,842,231	2,449,357 *
Total	$187,296,155	$149,145,916	$(225,806,347)	$(5,931)	$(7,213)	$110,622,580	$3,400,165

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.09%
Aerospace & Defense-2.33%
Boeing Co. (The)
5.04%, 05/01/2027	$125,000	$125,485
5.15%, 05/01/2030	125,000	125,199
General Dynamics Corp.
3.75%, 05/15/2028	111,000	108,928
3.63%, 04/01/2030	110,000	105,375
General Electric Co., 6.75%, 03/15/2032	205,000	229,049
Howmet Aerospace, Inc.
3.00%, 01/15/2029	45,000	42,400
4.85%, 10/15/2031	40,000	39,959
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027	45,000	43,524
4.20%, 05/01/2030	55,000	52,738
L3Harris Technologies, Inc.
4.40%, 06/15/2028	73,000	72,407
5.40%, 07/31/2033	70,000	71,231
Lockheed Martin Corp.
3.55%, 01/15/2026	152,000	150,971
3.90%, 06/15/2032	152,000	143,824
Northrop Grumman Corp.
3.25%, 01/15/2028	101,000	97,601
4.40%, 05/01/2030	105,000	103,820
RTX Corp.
4.13%, 11/16/2028	138,000	136,062
6.10%, 03/15/2034	130,000	139,740
Textron, Inc., 3.00%, 06/01/2030	110,000	100,592
		1,888,905
Air Freight & Logistics-0.79%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	120,000	118,226
FedEx Corp.
3.10%, 08/05/2029	108,000	101,008
2.40%, 05/15/2031	100,000	86,712
United Parcel Service, Inc.
3.05%, 11/15/2027	174,000	168,710
4.45%, 04/01/2030	166,000	166,137
		640,793
Automobile Components-0.28%
BorgWarner, Inc.
2.65%, 07/01/2027	55,000	52,589
5.40%, 08/15/2034	50,000	50,084
Lear Corp., 3.80%, 09/15/2027	125,000	122,372
		225,045
Automobiles-0.50%
General Motors Co., 6.13%, 10/01/2025	191,000	192,224
PACCAR Financial Corp., 3.55%, 08/11/2025(b)	210,000	209,259
		401,483
Banks-6.14%
Bank of America Corp., 3.25%, 10/21/2027(b)	705,000	684,397
Citigroup, Inc.
4.45%, 09/29/2027(b)	310,000	308,098
6.63%, 06/15/2032	275,000	297,597
	Principal Amount	Value
Banks-(continued)
Citizens Bank N.A., 3.75%, 02/18/2026	$110,000	$109,147
Citizens Financial Group, Inc., 3.25%, 04/30/2030	110,000	101,134
Comerica, Inc., 4.00%, 02/01/2029	138,000	132,860
Discover Bank, 4.65%, 09/13/2028	100,000	99,533
Fifth Third Bancorp, 2.55%, 05/05/2027	210,000	201,217
Huntington National Bank (The), 5.65%, 01/10/2030	90,000	92,903
JPMorgan Chase & Co., 2.95%, 10/01/2026(b)	831,000	813,933
KeyBank N.A., 5.00%, 01/26/2033	94,000	92,341
KeyCorp, 2.55%, 10/01/2029	110,000	99,328
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	195,000	194,927
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030	355,000	321,583
Regions Financial Corp., 1.80%, 08/12/2028	200,000	181,819
Truist Bank, 3.63%, 09/16/2025	106,000	105,366
Truist Financial Corp., 1.95%, 06/05/2030	205,000	178,431
U.S. Bancorp
1.38%, 07/22/2030	210,000	177,017
Series V, 2.38%, 07/22/2026	201,000	195,739
Wachovia Corp., 5.50%, 08/01/2035(b)	290,000	296,270
Wells Fargo & Co., 4.15%, 01/24/2029(b)	295,000	290,177
		4,973,817
Beverages-1.49%
Coca-Cola Co. (The)
1.45%, 06/01/2027	195,000	183,738
2.25%, 01/05/2032(b)	210,000	182,744
Coca-Cola Consolidated, Inc.
5.25%, 06/01/2029	30,000	30,733
5.45%, 06/01/2034	25,000	25,731
Constellation Brands, Inc.
4.35%, 05/09/2027	65,000	64,697
2.25%, 08/01/2031	85,000	72,167
Keurig Dr Pepper, Inc.
4.60%, 05/25/2028	81,000	81,065
4.05%, 04/15/2032	85,000	81,080
Molson Coors Beverage Co., 3.00%, 07/15/2026	118,000	115,682
PepsiCo, Inc.
3.00%, 10/15/2027	184,000	178,681
2.75%, 03/19/2030(b)	205,000	189,533
		1,205,851
Biotechnology-1.61%
AbbVie, Inc.
3.20%, 11/21/2029(b)	219,000	206,309
5.05%, 03/15/2034(b)	205,000	207,256
Amgen, Inc.
5.15%, 03/02/2028	155,000	157,593
5.25%, 03/02/2033	140,000	142,207
Biogen, Inc.
4.05%, 09/15/2025	92,000	91,589
2.25%, 05/01/2030	95,000	83,820
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Biotechnology-(continued)
Gilead Sciences, Inc.
3.65%, 03/01/2026	$118,000	$117,102
1.65%, 10/01/2030	160,000	136,545
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	186,000	158,522
		1,300,943
Broadline Retail-0.95%
Amazon.com, Inc.
3.15%, 08/22/2027	325,000	317,002
2.10%, 05/12/2031(b)	370,000	323,116
eBay, Inc.
3.60%, 06/05/2027	65,000	63,713
2.70%, 03/11/2030	75,000	68,229
		772,060
Building Products-0.91%
Carlisle Cos., Inc.
2.75%, 03/01/2030	45,000	40,941
2.20%, 03/01/2032	50,000	41,839
Carrier Global Corp.
2.72%, 02/15/2030	95,000	86,469
5.90%, 03/15/2034	70,000	74,022
Fortune Brands Innovations, Inc.
3.25%, 09/15/2029	33,000	30,911
5.88%, 06/01/2033	40,000	41,808
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A.
5.50%, 04/19/2029	80,000	82,242
1.75%, 09/15/2030	105,000	90,187
Lennox International, Inc., 5.50%, 09/15/2028	70,000	71,900
Masco Corp.
1.50%, 02/15/2028	45,000	41,180
2.00%, 02/15/2031	65,000	55,654
Owens Corning
5.50%, 06/15/2027	30,000	30,573
5.70%, 06/15/2034	50,000	51,802
		739,528
Capital Markets-3.94%
Ameriprise Financial, Inc.
2.88%, 09/15/2026	100,000	97,883
4.50%, 05/13/2032	90,000	87,913
Bank of New York Mellon Corp. (The)
3.30%, 08/23/2029	141,000	133,220
1.80%, 07/28/2031	160,000	135,884
BlackRock, Inc.
3.20%, 03/15/2027	140,000	137,326
1.90%, 01/28/2031	140,000	120,938
Charles Schwab Corp. (The)
2.00%, 03/20/2028	170,000	158,325
2.90%, 03/03/2032	165,000	145,420
CME Group, Inc.
3.75%, 06/15/2028	100,000	98,448
2.65%, 03/15/2032	105,000	92,341
Franklin Resources, Inc., 1.60%, 10/30/2030	170,000	143,791
Goldman Sachs Group, Inc. (The)
2.60%, 02/07/2030	290,000	262,348
3.80%, 03/15/2030(b)	290,000	277,322
	Principal Amount	Value
Capital Markets-(continued)
Jefferies Financial Group, Inc.
4.15%, 01/23/2030	$60,000	$57,744
6.20%, 04/14/2034	55,000	57,295
Morgan Stanley
3.63%, 01/20/2027	237,000	233,991
7.25%, 04/01/2032	190,000	217,477
MSCI, Inc., 3.25%, 08/15/2033(c)	95,000	82,232
Nasdaq, Inc.
3.85%, 06/30/2026	80,000	79,397
1.65%, 01/15/2031	55,000	46,458
Northern Trust Corp.
4.00%, 05/10/2027	90,000	89,551
1.95%, 05/01/2030	95,000	83,756
Raymond James Financial, Inc., 4.65%, 04/01/2030	130,000	129,982
State Street Corp.
2.40%, 01/24/2030	125,000	113,920
2.20%, 03/03/2031	125,000	108,900
		3,191,862
Chemicals-3.07%
Air Products and Chemicals, Inc.
1.50%, 10/15/2025	50,000	49,127
2.05%, 05/15/2030	99,000	87,597
Albemarle Corp.
4.65%, 06/01/2027	45,000	44,733
5.05%, 06/01/2032	45,000	43,721
CF Industries, Inc.
4.50%, 12/01/2026(c)	65,000	64,737
5.15%, 03/15/2034	60,000	58,890
Dow Chemical Co. (The)
4.80%, 11/30/2028	115,000	115,826
2.10%, 11/15/2030	140,000	121,235
DuPont de Nemours, Inc., 4.73%, 11/15/2028	165,000	166,231
Eastman Chemical Co.
4.50%, 12/01/2028	55,000	54,770
5.75%, 03/08/2033	60,000	62,331
Ecolab, Inc.
2.70%, 11/01/2026	80,000	78,002
4.80%, 03/24/2030	65,000	65,940
EIDP, Inc.
1.70%, 07/15/2025	110,000	108,724
2.30%, 07/15/2030	65,000	57,928
FMC Corp.
3.45%, 10/01/2029	42,000	38,683
5.65%, 05/18/2033	40,000	39,791
Huntsman International LLC, 4.50%, 05/01/2029	90,000	86,888
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(c)	65,000	60,412
2.30%, 11/01/2030(c)	70,000	60,576
Linde, Inc.
3.20%, 01/30/2026	132,000	130,613
1.10%, 08/10/2030	150,000	126,859
LYB International Finance II B.V., 3.50%, 03/02/2027	120,000	117,615
LYB International Finance III LLC, 2.25%, 10/01/2030	135,000	117,730
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Chemicals-(continued)
Mosaic Co. (The)
4.05%, 11/15/2027	$60,000	$59,150
5.45%, 11/15/2033	60,000	60,848
PPG Industries, Inc., 3.75%, 03/15/2028	146,000	143,360
Sherwin-Williams Co. (The)
2.95%, 08/15/2029	80,000	74,639
2.20%, 03/15/2032	90,000	76,043
Westlake Corp., 3.60%, 08/15/2026	119,000	117,451
		2,490,450
Commercial Services & Supplies-0.72%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	65,000	62,659
3.57%, 12/01/2031	70,000	63,324
Cintas Corp. No. 2, 3.70%, 04/01/2027	58,000	57,245
Republic Services, Inc.
3.95%, 05/15/2028	74,000	72,913
1.75%, 02/15/2032	90,000	74,333
Veralto Corp.
5.35%, 09/18/2028	45,000	46,120
5.45%, 09/18/2033	30,000	30,830
Waste Management, Inc.
3.15%, 11/15/2027	90,000	87,318
1.50%, 03/15/2031	110,000	92,142
		586,884
Communications Equipment-0.71%
Cisco Systems, Inc.
2.50%, 09/20/2026	191,000	186,402
5.05%, 02/26/2034	180,000	182,713
Juniper Networks, Inc., 3.75%, 08/15/2029	93,000	89,522
Motorola Solutions, Inc.
4.60%, 05/23/2029	58,000	57,671
5.40%, 04/15/2034	60,000	60,970
		577,278
Construction & Engineering-0.23%
MasTec, Inc., 5.90%, 06/15/2029	85,000	87,312
Quanta Services, Inc.
4.75%, 08/09/2027	50,000	50,092
2.90%, 10/01/2030	55,000	49,557
		186,961
Construction Materials-0.30%
Eagle Materials, Inc., 2.50%, 07/01/2031	55,000	47,976
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	105,000	91,236
Vulcan Materials Co.
4.95%, 12/01/2029	40,000	40,340
3.50%, 06/01/2030	70,000	66,060
		245,612
Consumer Finance-1.36%
Ally Financial, Inc.
2.20%, 11/02/2028	110,000	99,981
8.00%, 11/01/2031	85,000	96,156
American Express Co., 4.05%, 05/03/2029(b)	290,000	286,123
Capital One Financial Corp., 3.80%, 01/31/2028(b)	335,000	327,636
	Principal Amount	Value
Consumer Finance-(continued)
Discover Financial Services, 6.70%, 11/29/2032	$95,000	$103,009
General Motors Financial Co., Inc., 3.10%, 01/12/2032(b)	215,000	185,720
		1,098,625
Consumer Staples Distribution & Retail-2.60%
Costco Wholesale Corp.
1.38%, 06/20/2027	185,000	173,535
1.60%, 04/20/2030	205,000	178,758
Dollar General Corp.
3.88%, 04/15/2027	85,000	83,666
3.50%, 04/03/2030	90,000	83,996
Dollar Tree, Inc.
4.20%, 05/15/2028	77,000	75,761
2.65%, 12/01/2031	90,000	77,631
Kroger Co. (The)
4.50%, 01/15/2029	140,000	139,489
5.00%, 09/15/2034	145,000	143,070
Sysco Corp.
3.30%, 07/15/2026	110,000	108,348
5.95%, 04/01/2030	95,000	99,814
Target Corp.
3.38%, 04/15/2029	145,000	139,343
4.50%, 09/15/2032	145,000	142,785
Walmart, Inc.
3.90%, 09/09/2025	340,000	339,090
1.80%, 09/22/2031(b)	375,000	321,090
		2,106,376
Containers & Packaging-0.63%
Amcor Finance (USA), Inc., 3.63%, 04/28/2026	71,000	70,191
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	80,000	70,560
Avery Dennison Corp.
4.88%, 12/06/2028	51,000	51,464
2.25%, 02/15/2032	55,000	46,116
Packaging Corp. of America, 3.00%, 12/15/2029	115,000	106,594
Sealed Air Corp., 1.57%, 10/15/2026(c)	85,000	80,744
Sonoco Products Co.
4.60%, 09/01/2029	45,000	44,453
3.13%, 05/01/2030	45,000	41,267
		511,389
Distributors-0.29%
Genuine Parts Co.
4.95%, 08/15/2029	65,000	65,148
1.88%, 11/01/2030	65,000	55,269
LKQ Corp.
5.75%, 06/15/2028	55,000	56,565
6.25%, 06/15/2033	55,000	57,671
		234,653
Diversified REITs-0.61%
American Assets Trust L.P., 3.38%, 02/01/2031	50,000	44,338
COPT Defense Properties L.P., 2.75%, 04/15/2031	55,000	47,388
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Diversified REITs-(continued)
CubeSmart L.P.
2.25%, 12/15/2028	$45,000	$41,188
2.50%, 02/15/2032	30,000	25,523
Digital Realty Trust L.P., 3.60%, 07/01/2029	160,000	153,304
VICI Properties L.P.
4.75%, 02/15/2028	55,000	55,090
5.13%, 05/15/2032	40,000	39,438
W.P. Carey, Inc., 2.40%, 02/01/2031	105,000	91,249
		497,518
Diversified Telecommunication Services-1.36%
AT&T, Inc.
4.30%, 02/15/2030	274,000	268,952
2.55%, 12/01/2033	330,000	271,804
Verizon Communications, Inc.
4.33%, 09/21/2028	275,000	273,108
2.36%, 03/15/2032(b)	335,000	283,993
		1,097,857
Electric Utilities-4.79%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	126,000	109,984
Alexander Funding Trust II, 7.47%, 07/31/2028(c)	65,000	69,251
American Electric Power Co., Inc., 3.20%, 11/13/2027	111,000	107,183
American Transmission Systems, Inc., 2.65%, 01/15/2032(c)	100,000	86,192
Arizona Public Service Co., 5.55%, 08/01/2033	40,000	40,784
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	360,000	344,551
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/2031	105,000	92,171
Series D, 4.00%, 12/01/2028	95,000	93,650
Constellation Energy Generation LLC, 5.60%, 03/01/2028	65,000	66,703
DTE Electric Co., Series C, 2.63%, 03/01/2031	75,000	66,992
Duke Energy Corp.
2.65%, 09/01/2026	156,000	151,952
2.55%, 06/15/2031	170,000	148,433
Entergy Corp., 1.90%, 06/15/2028	90,000	82,612
Entergy Louisiana LLC, 4.00%, 03/15/2033	90,000	84,374
Evergy, Inc., 2.90%, 09/15/2029	135,000	124,699
Eversource Energy, 3.38%, 03/01/2032	90,000	80,359
Exelon Corp.
3.95%, 06/15/2025	110,000	109,680
4.05%, 04/15/2030	110,000	106,409
Interstate Power and Light Co., 4.10%, 09/26/2028	43,000	42,356
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(c)	85,000	83,689
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	140,000	137,194
2.25%, 06/01/2030	136,000	119,808
NRG Energy, Inc., 7.00%, 03/15/2033(c)	60,000	65,300
Pacific Gas and Electric Co.
3.15%, 01/01/2026	85,000	83,738
4.55%, 07/01/2030	80,000	77,421
Pinnacle West Capital Corp., 1.30%, 06/15/2025	60,000	59,392
	Principal Amount	Value
Electric Utilities-(continued)
PPL Capital Funding, Inc., 3.10%, 05/15/2026	$85,000	$83,572
PPL Electric Utilities Corp., 5.00%, 05/15/2033	80,000	80,810
Public Service Co. of Colorado, 1.88%, 06/15/2031	110,000	92,828
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	115,000	97,531
Southern California Edison Co.
5.95%, 11/01/2032	85,000	87,414
Series E, 3.70%, 08/01/2025	90,000	89,481
Southern Co. (The)
3.25%, 07/01/2026	138,000	135,782
Series A, 3.70%, 04/30/2030	142,000	135,141
Virginia Electric & Power Co., Series A, 3.50%, 03/15/2027	120,000	117,893
Vistra Operations Co. LLC
3.70%, 01/30/2027(c)	50,000	48,947
6.95%, 10/15/2033(c)	60,000	65,425
Wisconsin Electric Power Co., 4.75%, 09/30/2032	75,000	75,032
Wisconsin Power and Light Co., 3.95%, 09/01/2032	55,000	51,937
Xcel Energy, Inc., 4.00%, 06/15/2028	90,000	88,097
		3,884,767
Electrical Equipment-0.30%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	70,000	60,674
Emerson Electric Co.
0.88%, 10/15/2026	95,000	89,973
2.20%, 12/21/2031	105,000	90,334
		240,981
Electronic Equipment, Instruments & Components-1.64%
Amphenol Corp.
2.80%, 02/15/2030	65,000	59,726
5.00%, 01/15/2035	60,000	60,157
Arrow Electronics, Inc.
3.88%, 01/12/2028	78,000	76,001
2.95%, 02/15/2032	95,000	82,179
Avnet, Inc., 4.63%, 04/15/2026	108,000	107,878
Eaton Corp.
3.10%, 09/15/2027	94,000	91,259
4.00%, 11/02/2032	95,000	90,367
Flex Ltd.
4.88%, 06/15/2029	65,000	64,858
5.25%, 01/15/2032	50,000	50,009
Jabil, Inc.
3.95%, 01/12/2028	68,000	66,558
3.00%, 01/15/2031	75,000	67,202
Keysight Technologies, Inc.
3.00%, 10/30/2029	40,000	36,993
4.95%, 10/15/2034	45,000	44,266
TD SYNNEX Corp.
1.75%, 08/09/2026	70,000	67,154
6.10%, 04/12/2034	60,000	63,036
Teledyne Technologies, Inc.
2.25%, 04/01/2028	50,000	46,665
2.75%, 04/01/2031	40,000	35,596
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Trimble, Inc.
4.90%, 06/15/2028	$45,000	$45,239
6.10%, 03/15/2033	25,000	26,390
Tyco Electronics Group S.A. (Switzerland)
4.50%, 02/13/2026	75,000	75,030
2.50%, 02/04/2032	85,000	74,184
		1,330,747
Energy Equipment & Services-0.57%
Halliburton Co., 2.92%, 03/01/2030	155,000	142,630
Helmerich & Payne, Inc., 2.90%, 09/29/2031	75,000	63,952
NOV, Inc., 3.60%, 12/01/2029	63,000	59,581
Schlumberger Holdings Corp., 3.90%, 05/17/2028(c)	100,000	98,075
Schlumberger Investment S.A., 2.65%, 06/26/2030	110,000	100,262
		464,500
Entertainment-1.03%
Electronic Arts, Inc., 1.85%, 02/15/2031	110,000	93,792
Netflix, Inc.
4.88%, 04/15/2028	85,000	86,141
4.88%, 06/15/2030(c)	90,000	90,984
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	35,000	34,946
4.00%, 04/14/2032	41,000	38,731
Walt Disney Co. (The)
2.20%, 01/13/2028	160,000	151,256
2.65%, 01/13/2031	170,000	153,048
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	100,000	97,628
4.28%, 03/15/2032	100,000	89,865
		836,391
Financial Services-3.30%
Apollo Global Management, Inc., 6.38%, 11/15/2033	170,000	186,189
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	348,000	344,108
Block Financial LLC
2.50%, 07/15/2028	45,000	41,667
3.88%, 08/15/2030	40,000	37,600
Cintas Corp. No. 2, 4.00%, 05/01/2032	65,000	61,993
Corebridge Financial, Inc.
3.65%, 04/05/2027	130,000	127,594
3.90%, 04/05/2032	140,000	130,171
Enact Holdings, Inc., 6.25%, 05/28/2029	55,000	56,644
Equitable Holdings, Inc.
4.35%, 04/20/2028	91,000	90,059
5.59%, 01/11/2033	90,000	92,732
Essent Group Ltd., 6.25%, 07/01/2029	50,000	51,637
Fidelity National Information Services, Inc.
1.15%, 03/01/2026	55,000	53,169
2.25%, 03/01/2031	85,000	73,635
Fiserv, Inc.
3.50%, 07/01/2029	93,000	88,324
5.63%, 08/21/2033	85,000	87,974
Global Payments, Inc.
3.20%, 08/15/2029	73,000	68,087
5.40%, 08/15/2032	50,000	50,912
	Principal Amount	Value
Financial Services-(continued)
LPL Holdings, Inc.
6.75%, 11/17/2028	$35,000	$37,035
6.00%, 05/20/2034	35,000	36,045
Mastercard, Inc.
3.30%, 03/26/2027	110,000	108,002
3.35%, 03/26/2030	115,000	109,035
PayPal Holdings, Inc.
2.85%, 10/01/2029	100,000	93,032
4.40%, 06/01/2032	95,000	92,806
Radian Group, Inc., 6.20%, 05/15/2029	60,000	61,989
TPG Operating Group II L.P., 5.88%, 03/05/2034	80,000	82,870
Visa, Inc.
3.15%, 12/14/2025	151,000	149,532
2.05%, 04/15/2030	170,000	151,676
Western Union Co. (The), 1.35%, 03/15/2026	110,000	106,112
		2,670,629
Food Products-2.48%
Archer-Daniels-Midland Co.
2.50%, 08/11/2026	130,000	126,711
3.25%, 03/27/2030	120,000	112,820
Bunge Ltd. Finance Corp., 1.63%, 08/17/2025	105,000	103,574
Conagra Brands, Inc., 4.85%, 11/01/2028	125,000	125,122
Flowers Foods, Inc., 2.40%, 03/15/2031	85,000	73,317
General Mills, Inc.
4.20%, 04/17/2028	91,000	90,126
4.95%, 03/29/2033	90,000	89,544
Hershey Co. (The), 2.30%, 08/15/2026	138,000	134,567
Hormel Foods Corp.
1.70%, 06/03/2028	65,000	59,683
1.80%, 06/11/2030	70,000	60,885
Ingredion, Inc.
3.20%, 10/01/2026	53,000	51,936
2.90%, 06/01/2030	40,000	36,594
J.M. Smucker Co. (The), 5.90%, 11/15/2028	60,000	62,841
JM Smucker Co. (The), 2.38%, 03/15/2030	65,000	58,303
Kraft Heinz Foods Co. (The)
3.00%, 06/01/2026	115,000	112,872
3.75%, 04/01/2030	110,000	105,390
McCormick & Co., Inc.
3.40%, 08/15/2027	48,000	46,834
1.85%, 02/15/2031	65,000	54,972
Mondelez International, Inc.
1.50%, 05/04/2025	85,000	84,524
2.75%, 04/13/2030	121,000	110,254
The Campbell’s Company
4.15%, 03/15/2028	58,000	57,337
2.38%, 04/24/2030	65,000	57,904
Tyson Foods, Inc.
4.35%, 03/01/2029	95,000	93,708
4.88%, 08/15/2034	105,000	102,444
		2,012,262
Gas Utilities-0.36%
Atmos Energy Corp.
3.00%, 06/15/2027	51,000	49,541
1.50%, 01/15/2031	60,000	50,369
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Gas Utilities-(continued)
National Fuel Gas Co.
5.50%, 01/15/2026	$24,000	$24,105
2.95%, 03/01/2031	40,000	35,155
ONE Gas, Inc., 5.10%, 04/01/2029	50,000	50,939
Southwest Gas Corp., 4.05%, 03/15/2032	85,000	79,951
		290,060
Ground Transportation-1.24%
CSX Corp.
4.25%, 03/15/2029	95,000	94,064
4.10%, 11/15/2032	100,000	95,621
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026	100,000	99,325
Norfolk Southern Corp.
3.80%, 08/01/2028	95,000	93,110
5.05%, 08/01/2030	85,000	86,494
Ryder System, Inc.
5.25%, 06/01/2028	75,000	76,401
6.60%, 12/01/2033	40,000	43,811
Uber Technologies, Inc.
4.30%, 01/15/2030	55,000	54,091
4.80%, 09/15/2034	60,000	58,532
Union Pacific Corp.
3.95%, 09/10/2028	134,000	132,219
2.80%, 02/14/2032	195,000	172,982
		1,006,650
Health Care Equipment & Supplies-2.00%
Abbott Laboratories
3.75%, 11/30/2026	132,000	131,104
1.40%, 06/30/2030	165,000	142,148
Baxter International, Inc.
1.92%, 02/01/2027	60,000	57,158
2.54%, 02/01/2032	85,000	73,018
Becton, Dickinson and Co.
3.70%, 06/06/2027	85,000	83,582
1.96%, 02/11/2031	105,000	89,730
Boston Scientific Corp., 2.65%, 06/01/2030	145,000	132,124
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	70,000	62,929
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029(b)	206,000	189,227
Edwards Lifesciences Corp., 4.30%, 06/15/2028	92,000	91,160
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	75,000	77,024
5.91%, 11/22/2032	65,000	68,929
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	90,000	79,825
Stryker Corp.
3.50%, 03/15/2026	89,000	88,137
1.95%, 06/15/2030	100,000	87,632
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	60,000	59,937
5.35%, 12/01/2028	50,000	51,096
2.60%, 11/24/2031	60,000	52,350
		1,617,110
	Principal Amount	Value
Health Care Providers & Services-4.02%
Cardinal Health, Inc.
3.41%, 06/15/2027	$144,000	$140,530
5.45%, 02/15/2034	131,000	133,308
Cencora, Inc.
3.45%, 12/15/2027	154,000	149,502
2.70%, 03/15/2031	175,000	155,534
Cigna Group (The)
4.38%, 10/15/2028	154,000	152,836
2.38%, 03/15/2031	190,000	165,502
CVS Health Corp.
4.30%, 03/25/2028(b)	220,000	216,699
5.25%, 02/21/2033	215,000	213,051
Elevance Health, Inc.
3.65%, 12/01/2027	150,000	146,844
2.25%, 05/15/2030	175,000	155,268
HCA, Inc.
4.13%, 06/15/2029	125,000	121,328
3.50%, 09/01/2030	130,000	120,896
Humana, Inc.
1.35%, 02/03/2027	120,000	112,695
2.15%, 02/03/2032	135,000	110,837
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	65,000	59,961
4.80%, 10/01/2034	55,000	53,483
McKesson Corp.
1.30%, 08/15/2026	186,000	178,156
5.10%, 07/15/2033	165,000	167,731
Quest Diagnostics, Inc.
4.63%, 12/15/2029	60,000	59,820
2.95%, 06/30/2030	65,000	59,663
UnitedHealth Group, Inc.
3.75%, 07/15/2025	249,000	248,264
5.35%, 02/15/2033	220,000	225,003
Universal Health Services, Inc.
1.65%, 09/01/2026	60,000	57,282
2.65%, 10/15/2030	60,000	52,501
		3,256,694
Health Care REITs-0.79%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	43,000	42,900
2.00%, 05/18/2032	75,000	61,397
Healthcare Realty Holdings L.P.
3.50%, 08/01/2026	46,000	45,297
2.00%, 03/15/2031	40,000	33,717
Healthpeak OP LLC
3.25%, 07/15/2026	47,000	46,250
5.25%, 12/15/2032	50,000	50,731
Omega Healthcare Investors, Inc.
5.25%, 01/15/2026	28,000	28,054
3.38%, 02/01/2031	45,000	40,740
Ventas Realty L.P.
4.40%, 01/15/2029	69,000	68,171
2.50%, 09/01/2031	80,000	69,210
Welltower OP LLC
3.10%, 01/15/2030	80,000	74,349
2.80%, 06/01/2031	90,000	80,118
		640,934
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Hotel & Resort REITs-0.12%
Host Hotels & Resorts L.P.
5.50%, 04/15/2035	$50,000	$49,681
Series H, 3.38%, 12/15/2029	54,000	50,301
		99,982
Hotels, Restaurants & Leisure-1.63%
Booking Holdings, Inc.
3.60%, 06/01/2026	75,000	74,324
4.63%, 04/13/2030	75,000	75,213
Carnival Corp., 4.00%, 08/01/2028(c)	130,000	125,005
Choice Hotels International, Inc., 5.85%, 08/01/2034	45,000	45,734
Darden Restaurants, Inc.
3.85%, 05/01/2027	54,000	53,064
6.30%, 10/10/2033	55,000	58,699
Expedia Group, Inc., 3.80%, 02/15/2028	98,000	95,537
Harley-Davidson Financial Services, Inc., 6.50%, 03/10/2028(c)	80,000	82,386
Hyatt Hotels Corp., 5.75%, 01/30/2027	60,000	61,097
Marriott International, Inc.
5.00%, 10/15/2027	60,000	60,692
Series FF, 4.63%, 06/15/2030	70,000	69,544
McDonald’s Corp.
3.80%, 04/01/2028	145,000	142,400
3.60%, 07/01/2030	150,000	143,011
Starbucks Corp.
3.80%, 08/15/2025	126,000	125,616
2.55%, 11/15/2030	125,000	111,749
		1,324,071
Household Durables-0.88%
D.R. Horton, Inc.
1.40%, 10/15/2027	85,000	78,531
5.00%, 10/15/2034	80,000	79,114
Leggett & Platt, Inc., 4.40%, 03/15/2029	85,000	81,222
Lennar Corp., 4.75%, 11/29/2027	140,000	140,512
Mohawk Industries, Inc.
5.85%, 09/18/2028	40,000	41,525
3.63%, 05/15/2030	60,000	56,575
NVR, Inc., 3.00%, 05/15/2030	110,000	100,458
Whirlpool Corp., 4.75%, 02/26/2029	134,000	132,105
		710,042
Household Products-1.23%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	85,000	88,781
Clorox Co. (The)
3.90%, 05/15/2028	55,000	54,049
4.60%, 05/01/2032	55,000	54,312
Colgate-Palmolive Co.
4.80%, 03/02/2026	100,000	100,567
3.25%, 08/15/2032	100,000	91,898
Kimberly-Clark Corp.
3.20%, 04/25/2029	97,000	92,843
2.00%, 11/02/2031	115,000	99,252
Procter & Gamble Co. (The)
1.90%, 02/01/2027	218,000	209,288
3.00%, 03/25/2030(b)	220,000	207,183
		998,173
	Principal Amount	Value
Independent Power and Renewable Electricity Producers-0.29%
AES Corp. (The)
1.38%, 01/15/2026	$75,000	$72,790
2.45%, 01/15/2031	90,000	77,099
NSTAR Electric Co., 3.20%, 05/15/2027	83,000	80,821
		230,710
Industrial Conglomerates-0.68%
3M Co., 2.38%, 08/26/2029(b)	315,000	287,641
Honeywell International, Inc.
2.50%, 11/01/2026	133,000	129,167
1.75%, 09/01/2031	160,000	134,048
		550,856
Industrial REITs-0.21%
Prologis L.P.
2.13%, 04/15/2027	90,000	85,853
2.25%, 04/15/2030	97,000	86,544
		172,397
Insurance-6.10%
Aflac, Inc., 3.60%, 04/01/2030(b)	210,000	200,433
Allstate Corp. (The)
3.28%, 12/15/2026	116,000	113,638
1.45%, 12/15/2030	135,000	112,437
American International Group, Inc., 5.13%, 03/27/2033(b)	315,000	317,268
Aon Corp., 2.80%, 05/15/2030	80,000	72,915
Aon Global Ltd., 3.88%, 12/15/2025	70,000	69,649
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	75,000	75,340
5.45%, 07/15/2034	50,000	50,872
Brighthouse Financial, Inc.
3.70%, 06/22/2027	87,000	85,094
5.63%, 05/15/2030	85,000	88,149
Brown & Brown, Inc., 2.38%, 03/15/2031	90,000	77,513
Chubb INA Holdings LLC
3.35%, 05/03/2026	135,000	133,441
1.38%, 09/15/2030	155,000	131,607
CNA Financial Corp.
3.90%, 05/01/2029	73,000	70,812
5.13%, 02/15/2034	76,000	75,673
CNO Financial Group, Inc.
5.25%, 05/30/2029	43,000	43,134
6.45%, 06/15/2034	45,000	47,659
F&G Annuities & Life, Inc., 6.25%, 10/04/2034	105,000	104,932
Fidelity National Financial, Inc., 3.40%, 06/15/2030	155,000	143,265
First American Financial Corp., 2.40%, 08/15/2031	120,000	101,155
Five Corners Funding Trust II, 2.85%, 05/15/2030(c)	195,000	177,609
Globe Life, Inc., 4.55%, 09/15/2028	96,000	95,654
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	194,000	180,272
Jackson National Life Global Funding, 3.05%, 04/29/2026(c)	195,000	191,795
Lincoln National Corp.
3.80%, 03/01/2028	106,000	103,530
3.40%, 01/15/2031	115,000	106,021
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Insurance-(continued)
Loews Corp.
3.75%, 04/01/2026	$68,000	$67,581
3.20%, 05/15/2030	70,000	65,391
Marsh & McLennan Cos., Inc.
4.38%, 03/15/2029	93,000	92,456
2.25%, 11/15/2030	100,000	88,199
MetLife, Inc., 4.55%, 03/23/2030	175,000	174,955
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(c)	175,000	172,291
Old Republic International Corp., 3.88%, 08/26/2026	119,000	117,675
Primerica, Inc., 2.80%, 11/19/2031	85,000	74,112
Principal Financial Group, Inc.
3.70%, 05/15/2029	112,000	107,997
2.13%, 06/15/2030	127,000	111,714
Progressive Corp. (The)
4.00%, 03/01/2029	115,000	113,280
3.00%, 03/15/2032	130,000	116,358
Prudential Financial, Inc., 1.50%, 03/10/2026	185,000	179,590
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	69,000	66,819
RGA Global Funding, 5.50%, 01/11/2031(c)	65,000	67,031
Travelers Property Casualty Corp., 6.38%, 03/15/2033	210,000	233,828
Willis North America, Inc.
2.95%, 09/15/2029	80,000	74,058
5.35%, 05/15/2033	50,000	50,641
		4,943,843
Interactive Media & Services-1.29%
Alphabet, Inc.
2.00%, 08/15/2026(b)	312,000	302,580
1.10%, 08/15/2030(b)	360,000	305,107
Meta Platforms, Inc.
3.50%, 08/15/2027(b)	220,000	216,467
3.85%, 08/15/2032(b)	230,000	217,815
		1,041,969
IT Services-0.66%
Amdocs Ltd., 2.54%, 06/15/2030	90,000	79,961
DXC Technology Co., 2.38%, 09/15/2028	133,000	122,147
International Business Machines Corp., 3.50%, 05/15/2029	190,000	181,998
Kyndryl Holdings, Inc.
2.05%, 10/15/2026	55,000	52,772
3.15%, 10/15/2031	75,000	66,482
VeriSign, Inc., 2.70%, 06/15/2031	35,000	30,593
		533,953
Leisure Products-0.32%
Brunswick Corp., 2.40%, 08/18/2031	90,000	75,045
Hasbro, Inc.
3.90%, 11/19/2029	53,000	50,607
6.05%, 05/14/2034	47,000	48,434
Polaris, Inc., 6.95%, 03/15/2029	80,000	84,616
		258,702
	Principal Amount	Value
Life Sciences Tools & Services-0.79%
Agilent Technologies, Inc.
2.75%, 09/15/2029	$55,000	$50,757
2.30%, 03/12/2031	55,000	47,776
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	73,000	66,390
Illumina, Inc.
5.75%, 12/13/2027	30,000	30,739
2.55%, 03/23/2031	35,000	30,315
IQVIA, Inc., 6.25%, 02/01/2029	120,000	125,346
Revvity, Inc.
3.30%, 09/15/2029	38,000	35,656
2.25%, 09/15/2031	45,000	37,982
Thermo Fisher Scientific, Inc.
4.80%, 11/21/2027	105,000	106,174
2.00%, 10/15/2031(b)	130,000	111,084
		642,219
Machinery-2.40%
AGCO Corp., 5.80%, 03/21/2034	100,000	101,725
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	100,000	88,884
Caterpillar Financial Services Corp., 3.40%, 05/13/2025	105,000	104,772
Caterpillar, Inc., 2.60%, 04/09/2030	155,000	142,310
Cummins, Inc.
4.90%, 02/20/2029	86,000	87,336
1.50%, 09/01/2030	105,000	89,595
Flowserve Corp., 3.50%, 10/01/2030	70,000	64,994
Fortive Corp., 3.15%, 06/15/2026	88,000	86,536
IDEX Corp.
4.95%, 09/01/2029	35,000	35,228
3.00%, 05/01/2030	40,000	36,519
Illinois Tool Works, Inc., 2.65%, 11/15/2026	183,000	178,794
Ingersoll Rand, Inc.
5.40%, 08/14/2028	30,000	30,755
5.70%, 08/14/2033	30,000	31,181
John Deere Capital Corp.
4.95%, 07/14/2028	120,000	122,411
5.10%, 04/11/2034	115,000	116,644
Nordson Corp.
4.50%, 12/15/2029	10,000	9,844
5.80%, 09/15/2033	50,000	52,532
Otis Worldwide Corp.
2.57%, 02/15/2030	70,000	63,315
5.13%, 11/19/2031	60,000	60,832
Parker-Hannifin Corp.
3.25%, 06/14/2029	72,000	68,424
4.20%, 11/21/2034	75,000	71,235
Stanley Black & Decker, Inc.
3.40%, 03/01/2026	60,000	59,337
2.30%, 03/15/2030	80,000	70,784
Wabtec Corp.
3.45%, 11/15/2026	45,000	44,199
5.61%, 03/11/2034	45,000	46,262
Xylem, Inc.
3.25%, 11/01/2026	35,000	34,323
2.25%, 01/30/2031	50,000	43,664
		1,942,435
Marine Transportation-0.06%
Kirby Corp., 4.20%, 03/01/2028	53,000	52,157
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Media-1.02%
Comcast Corp.
4.15%, 10/15/2028(b)	$216,000	$213,287
1.50%, 02/15/2031(b)	270,000	225,381
Fox Corp.
4.71%, 01/25/2029	60,000	59,866
6.50%, 10/13/2033	55,000	59,057
Interpublic Group of Cos., Inc. (The)
4.65%, 10/01/2028	60,000	59,886
4.75%, 03/30/2030	60,000	59,777
Omnicom Group, Inc., 2.60%, 08/01/2031	80,000	70,054
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	83,000	82,116
		829,424
Metals & Mining-1.18%
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	175,000	176,396
Newmont Corp.
2.80%, 10/01/2029	80,000	74,250
2.25%, 10/01/2030	91,000	80,196
Nucor Corp.
3.95%, 05/01/2028	94,000	92,490
3.13%, 04/01/2032	105,000	94,379
Reliance, Inc., 2.15%, 08/15/2030	130,000	113,386
Southern Copper Corp. (Mexico), 7.50%, 07/27/2035	165,000	188,101
Steel Dynamics, Inc., 3.45%, 04/15/2030	141,000	132,950
		952,148
Multi-Utilities-1.37%
Ameren Corp.
1.95%, 03/15/2027	70,000	66,568
3.50%, 01/15/2031	75,000	69,859
CenterPoint Energy, Inc.
1.45%, 06/01/2026	75,000	72,290
2.65%, 06/01/2031	80,000	70,464
Constellation Energy Generation LLC, 5.80%, 03/01/2033	70,000	72,642
Consumers Energy Co.
4.90%, 02/15/2029	60,000	60,816
4.63%, 05/15/2033	65,000	63,917
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	125,000	116,786
DTE Energy Co., Series F, 1.05%, 06/01/2025	80,000	79,278
NiSource, Inc.
0.95%, 08/15/2025	50,000	49,178
3.60%, 05/01/2030	55,000	52,150
Public Service Enterprise Group, Inc.
5.20%, 04/01/2029	85,000	86,714
2.45%, 11/15/2031	95,000	81,776
Sempra, 3.40%, 02/01/2028	96,000	92,641
WEC Energy Group, Inc., 4.75%, 01/09/2026	75,000	75,072
		1,110,151
Office REITs-0.32%
Boston Properties L.P.
3.65%, 02/01/2026	60,000	59,305
3.25%, 01/30/2031	70,000	62,837
Cousins Properties L.P., 5.88%, 10/01/2034	60,000	61,233
Kilroy Realty L.P., 3.05%, 02/15/2030	83,000	73,913
		257,288
	Principal Amount	Value
Oil, Gas & Consumable Fuels-5.36%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/2029	$70,000	$66,601
Cheniere Energy, Inc., 5.65%, 04/15/2034	65,000	66,141
Chevron Corp.
2.95%, 05/16/2026	270,000	265,865
2.24%, 05/11/2030(b)	330,000	295,331
ConocoPhillips Co.
6.95%, 04/15/2029	135,000	147,500
5.05%, 09/15/2033	150,000	151,222
Coterra Energy, Inc.
3.90%, 05/15/2027	65,000	63,910
5.60%, 03/15/2034	60,000	60,794
Devon Energy Corp., 7.88%, 09/30/2031	140,000	160,781
Diamondback Energy, Inc.
3.50%, 12/01/2029	65,000	61,450
5.40%, 04/18/2034	65,000	65,388
EOG Resources, Inc.
4.15%, 01/15/2026	110,000	109,713
4.38%, 04/15/2030	110,000	108,888
EQT Corp.
7.00%, 02/01/2030	30,000	32,428
5.75%, 02/01/2034	45,000	46,011
Exxon Mobil Corp.
3.04%, 03/01/2026	356,000	351,553
2.61%, 10/15/2030	355,000	321,883
Hess Corp.
4.30%, 04/01/2027	65,000	64,580
7.30%, 08/15/2031	55,000	62,345
HF Sinclair Corp., 6.25%, 01/15/2035	120,000	122,577
Kinder Morgan, Inc.
4.30%, 03/01/2028	120,000	119,067
5.20%, 06/01/2033	110,000	109,356
Marathon Petroleum Corp., 4.70%, 05/01/2025	290,000	289,924
ONEOK, Inc.
4.55%, 07/15/2028	91,000	90,622
5.05%, 11/01/2034	95,000	92,707
Ovintiv, Inc.
5.65%, 05/15/2028	50,000	51,282
7.38%, 11/01/2031	45,000	49,693
Phillips 66
3.90%, 03/15/2028	144,000	141,053
2.15%, 12/15/2030	170,000	147,463
Targa Resources Corp.
5.20%, 07/01/2027	60,000	60,653
5.50%, 02/15/2035	60,000	60,238
Valero Energy Corp.
2.15%, 09/15/2027	165,000	155,548
7.50%, 04/15/2032	125,000	142,308
Williams Cos., Inc. (The)
3.75%, 06/15/2027	105,000	103,011
2.60%, 03/15/2031	115,000	100,883
		4,338,769
Passenger Airlines-0.17%
Southwest Airlines Co., 5.13%, 06/15/2027	135,000	136,305
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Personal Care Products-0.35%
Estee Lauder Cos., Inc. (The)
2.38%, 12/01/2029	$78,000	$70,553
4.65%, 05/15/2033	80,000	78,048
Kenvue, Inc.
5.05%, 03/22/2028	70,000	71,339
4.90%, 03/22/2033	65,000	65,265
		285,205
Pharmaceuticals-2.74%
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	154,000	147,376
5.20%, 02/22/2034	150,000	152,957
Eli Lilly and Co.
3.38%, 03/15/2029	131,000	126,575
4.70%, 02/09/2034	130,000	128,911
Johnson & Johnson
2.45%, 03/01/2026	260,000	255,719
1.30%, 09/01/2030(b)	290,000	248,117
Merck & Co., Inc.
3.40%, 03/07/2029	195,000	188,059
2.15%, 12/10/2031(b)	215,000	184,501
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/2028	215,000	215,316
4.75%, 05/19/2033	220,000	217,988
Royalty Pharma PLC
1.20%, 09/02/2025	30,000	29,463
2.20%, 09/02/2030	55,000	47,712
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	75,000	74,220
Viatris, Inc., 2.70%, 06/22/2030	85,000	75,089
Zoetis, Inc.
3.00%, 09/12/2027	65,000	62,779
2.00%, 05/15/2030	75,000	65,865
		2,220,647
Professional Services-0.79%
Automatic Data Processing, Inc.
3.38%, 09/15/2025	121,000	120,321
1.25%, 09/01/2030	115,000	97,288
Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026	50,000	49,212
2.60%, 05/01/2031	50,000	43,719
Concentrix Corp.
6.60%, 08/02/2028(b)	30,000	31,332
6.85%, 08/02/2033	30,000	31,189
Equifax, Inc.
5.10%, 12/15/2027	40,000	40,510
2.35%, 09/15/2031	50,000	42,933
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	95,000	99,721
Verisk Analytics, Inc.
4.13%, 03/15/2029	50,000	49,035
5.75%, 04/01/2033	30,000	31,484
		636,744
Real Estate Management & Development-0.18%
CBRE Services, Inc.
4.88%, 03/01/2026	65,000	64,996
2.50%, 04/01/2031	90,000	78,043
		143,039
	Principal Amount	Value
Residential REITs-1.06%
American Homes 4 Rent L.P.
4.25%, 02/15/2028	$28,000	$27,658
3.63%, 04/15/2032	40,000	36,598
AvalonBay Communities, Inc.
2.30%, 03/01/2030	65,000	58,401
2.05%, 01/15/2032	70,000	59,419
Camden Property Trust
5.85%, 11/03/2026	30,000	30,672
2.80%, 05/15/2030	45,000	41,206
ERP Operating L.P.
2.50%, 02/15/2030	70,000	63,183
4.65%, 09/15/2034	60,000	58,114
Essex Portfolio L.P.
3.00%, 01/15/2030	50,000	46,064
2.65%, 03/15/2032	55,000	47,516
Invitation Homes Operating Partnership L.P.
2.30%, 11/15/2028	50,000	45,927
2.00%, 08/15/2031	60,000	50,223
Mid-America Apartments L.P., 3.95%, 03/15/2029	100,000	97,433
Sun Communities Operating L.P.
5.50%, 01/15/2029	45,000	46,072
2.70%, 07/15/2031	55,000	47,822
UDR, Inc.
3.20%, 01/15/2030	82,000	76,349
3.00%, 08/15/2031	25,000	22,397
		855,054
Retail REITs-0.74%
Brixmor Operating Partnership L.P.
4.13%, 05/15/2029	30,000	29,169
4.05%, 07/01/2030	45,000	43,185
Kimco Realty OP LLC
2.80%, 10/01/2026	55,000	53,634
4.60%, 02/01/2033	45,000	43,690
NNN REIT, Inc., 5.60%, 10/15/2033	65,000	66,487
Realty Income Corp.
4.13%, 10/15/2026	45,000	44,766
3.25%, 01/15/2031	65,000	59,934
Regency Centers L.P.
3.60%, 02/01/2027	47,000	46,225
3.70%, 06/15/2030	40,000	37,974
Simon Property Group L.P.
2.45%, 09/13/2029	96,000	87,820
2.65%, 02/01/2032	100,000	86,968
		599,852
Semiconductors & Semiconductor Equipment-3.20%
Analog Devices, Inc.
3.50%, 12/05/2026	81,000	79,909
2.10%, 10/01/2031	100,000	85,913
Applied Materials, Inc.
3.30%, 04/01/2027	90,000	88,240
1.75%, 06/01/2030	110,000	95,695
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	163,000	161,295
Broadcom, Inc., 2.45%, 02/15/2031(c)	190,000	166,972
Intel Corp.
2.45%, 11/15/2029	232,000	208,439
5.20%, 02/10/2033(b)	245,000	242,866
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
KLA Corp.
4.10%, 03/15/2029	$60,000	$59,215
4.65%, 07/15/2032	65,000	64,811
Lam Research Corp.
4.00%, 03/15/2029	68,000	66,857
1.90%, 06/15/2030	95,000	83,178
Marvell Technology, Inc.
1.65%, 04/15/2026	55,000	53,275
2.95%, 04/15/2031	45,000	40,348
Micron Technology, Inc.
4.66%, 02/15/2030	115,000	113,586
5.80%, 01/15/2035	110,000	113,646
NVIDIA Corp.
3.20%, 09/16/2026	92,000	90,746
2.85%, 04/01/2030	92,000	85,692
QUALCOMM, Inc.
3.25%, 05/20/2027	138,000	135,168
1.65%, 05/20/2032	174,000	141,309
Texas Instruments, Inc.
2.25%, 09/04/2029	146,000	133,444
4.90%, 03/14/2033	130,000	131,872
Xilinx, Inc., 2.38%, 06/01/2030	170,000	152,453
		2,594,929
Software-2.73%
Accenture Capital, Inc.
4.05%, 10/04/2029	130,000	127,924
4.50%, 10/04/2034	135,000	131,036
Adobe, Inc.
2.30%, 02/01/2030	95,000	86,083
4.95%, 04/04/2034	75,000	75,899
Autodesk, Inc.
2.85%, 01/15/2030	30,000	27,613
2.40%, 12/15/2031	50,000	42,941
Cadence Design Systems, Inc.
4.30%, 09/10/2029	30,000	29,655
4.70%, 09/10/2034	30,000	29,286
Fortinet, Inc.
1.00%, 03/15/2026	51,000	49,138
2.20%, 03/15/2031	36,000	31,203
Intuit, Inc.
0.95%, 07/15/2025	85,000	83,891
5.20%, 09/15/2033	65,000	66,621
Microsoft Corp.
3.30%, 02/06/2027	330,000	325,205
3.50%, 02/12/2035(b)	350,000	324,406
Oracle Corp.
3.25%, 11/15/2027	170,000	164,515
2.88%, 03/25/2031	215,000	192,597
Roper Technologies, Inc.
1.00%, 09/15/2025	60,000	58,851
1.75%, 02/15/2031	60,000	50,409
Salesforce, Inc.
3.70%, 04/11/2028	92,000	90,536
1.95%, 07/15/2031	109,000	93,600
ServiceNow, Inc., 1.40%, 09/01/2030	90,000	76,025
	Principal Amount	Value
Software-(continued)
Workday, Inc.
3.50%, 04/01/2027	$20,000	$19,597
3.80%, 04/01/2032	35,000	32,502
		2,209,533
Specialized REITs-1.21%
American Tower Corp.
3.80%, 08/15/2029	113,000	108,549
5.55%, 07/15/2033	100,000	102,580
Crown Castle, Inc.
3.65%, 09/01/2027	86,000	83,808
2.25%, 01/15/2031	110,000	94,786
EPR Properties, 3.75%, 08/15/2029	65,000	61,073
Equinix, Inc.
3.20%, 11/18/2029	80,000	74,741
3.90%, 04/15/2032	80,000	74,986
Extra Space Storage L.P.
5.70%, 04/01/2028	45,000	46,304
2.35%, 03/15/2032	55,000	46,181
Public Storage Operating Co.
1.85%, 05/01/2028	70,000	64,843
2.30%, 05/01/2031	80,000	69,914
Weyerhaeuser Co.
4.75%, 05/15/2026	75,000	75,158
7.38%, 03/15/2032	65,000	73,562
		976,485
Specialty Retail-2.58%
AutoNation, Inc., 3.85%, 03/01/2032	150,000	136,715
AutoZone, Inc.
3.75%, 06/01/2027	74,000	72,830
4.00%, 04/15/2030	65,000	62,761
Best Buy Co., Inc.
4.45%, 10/01/2028	95,000	94,710
1.95%, 10/01/2030	110,000	94,284
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	85,000	86,958
Dell International LLC/EMC Corp., 5.30%, 10/01/2029	110,000	112,135
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	120,000	106,870
Home Depot, Inc. (The)
2.95%, 06/15/2029	233,000	219,299
4.50%, 09/15/2032(b)	215,000	212,903
Leidos, Inc., 2.30%, 02/15/2031	65,000	56,020
Lowe’s Cos., Inc.
2.50%, 04/15/2026	149,000	145,903
2.63%, 04/01/2031	165,000	146,515
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	59,000	57,704
4.70%, 06/15/2032	65,000	63,905
Ross Stores, Inc.
4.60%, 04/15/2025	47,000	46,983
1.88%, 04/15/2031	65,000	54,858
TJX Cos., Inc. (The)
2.25%, 09/15/2026	110,000	106,828
1.60%, 05/15/2031	125,000	105,046
Tractor Supply Co., 1.75%, 11/01/2030	125,000	106,427
		2,089,654
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-1.94%
Apple, Inc.
3.25%, 02/23/2026	$385,000	$381,095
1.65%, 02/08/2031(b)	440,000	379,191
Dell International LLC/EMC Corp., 5.40%, 04/15/2034	110,000	111,808
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025	93,000	93,044
5.00%, 10/15/2034	90,000	88,606
HP, Inc.
3.00%, 06/17/2027	125,000	120,667
4.20%, 04/15/2032	115,000	109,349
IBM International Capital Pte. Ltd., 4.90%, 02/05/2034	180,000	177,281
NetApp, Inc.
1.88%, 06/22/2025	60,000	59,406
2.70%, 06/22/2030	60,000	53,957
		1,574,404
Textiles, Apparel & Luxury Goods-0.50%
NIKE, Inc., 2.85%, 03/27/2030	250,000	231,529
Ralph Lauren Corp., 2.95%, 06/15/2030	90,000	83,011
Tapestry, Inc., 3.05%, 03/15/2032	100,000	87,294
		401,834
Tobacco-0.86%
Altria Group, Inc.
4.80%, 02/14/2029	165,000	165,533
2.45%, 02/04/2032	200,000	168,660
Philip Morris International, Inc.
5.13%, 11/17/2027	185,000	188,022
5.75%, 11/17/2032	170,000	178,379
		700,594
Trading Companies & Distributors-0.14%
W.W. Grainger, Inc., 4.45%, 09/15/2034	115,000	111,012
Water Utilities-0.24%
American Water Capital Corp.
3.75%, 09/01/2028	55,000	53,515
4.45%, 06/01/2032	60,000	58,171
Essential Utilities, Inc.
4.80%, 08/15/2027	50,000	50,303
2.70%, 04/15/2030	40,000	36,270
		198,259
	Principal Amount	Value
Wireless Telecommunication Services-0.41%
T-Mobile USA, Inc.
3.75%, 04/15/2027	$170,000	$167,369
3.88%, 04/15/2030	175,000	167,647
		335,016
Total U.S. Dollar Denominated Bonds & Notes (Cost $80,792,745)		80,283,470
	Shares
Money Market Funds-0.42%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $343,904)	343,904	343,904
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.51% (Cost $81,136,649)		80,627,374
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.17%
Invesco Private Government Fund, 4.34%(d)(e)(f)	2,288,192	2,288,192
Invesco Private Prime Fund, 4.47%(d)(e)(f)	5,947,656	5,949,440
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,237,632)		8,237,632
TOTAL INVESTMENTS IN SECURITIES-109.68% (Cost $89,374,281)		88,865,006
OTHER ASSETS LESS LIABILITIES-(9.68)%		(7,840,318)
NET ASSETS-100.00%		$81,024,688

REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $1,939,653, which represented 2.39% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$182,485	$2,330,808	$(2,169,389)	$-	$-	$343,904	$4,131
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,368,978	8,552,561	(7,633,347)	-	-	2,288,192	30,031 *
Invesco Private Prime Fund	3,566,104	18,888,212	(16,504,541)	(76)	(259)	5,949,440	82,413 *
Total	$5,117,567	$29,771,581	$(26,307,277)	$(76)	$(259)	$8,581,536	$116,575

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco National AMT-Free Municipal Bond ETF (PZA)
February 28, 2025
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.86%
Alabama-1.12%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2047	$3,000	$3,217,573
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2052	3,000	3,197,252
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2040	585	591,086
Alhambra Unified School District, Series 2016 B, RB	4.00%	10/01/2043	500	493,778
Auburn University, Series 2018 A, RB	5.00%	06/01/2043	10	10,338
Auburn University, Series 2018 A, RB	5.00%	06/01/2048	500	512,132
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	3,000	3,063,638
Huntsville (City of), AL Health Care Authority (The), Series 2020 B-1, RB, (INS - AGM)(a)	3.00%	06/01/2050	355	272,595
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2041	530	582,009
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2042	560	611,783
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2045	1,000	1,079,235
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2040	1,000	1,109,174
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2043	590	641,224
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2044	1,055	1,141,775
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	2,865	3,060,658
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	4,105	4,450,166
Lower Alabama Gas District (The), Series 2016 A, RB	5.00%	09/01/2046	2,085	2,264,468
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority, Series 2021 A, Ref. RB	4.00%	02/01/2046	5,000	4,602,835
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.), Series 2016 A, RB	4.00%	02/01/2046	25	23,043
Montgomery (City of), AL, Series 2023, RB	5.00%	09/01/2048	1,000	1,074,429
Pike Road (Town of), AL, Series 2023, GO Wts.	5.00%	03/01/2052	1,195	1,259,567
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	200	192,822
UAB Medicine Finance Authority (University of Alabama Birmingham Hospital), Series 2017 B-2, Ref. RB	4.00%	09/01/2047	10	9,517
University of Alabama (The), Series 2012 A, Ref. RB	3.50%	07/01/2042	410	369,019
University of South Alabama, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.25%	04/01/2054	1,000	1,072,003
				34,902,119
Alaska-0.01%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.), Series 2019, RB	4.00%	10/01/2049	200	182,124
Alaska (State of) Industrial Development & Export Authority (Tanana Chiefs Conferene), Series 2019, RB	4.00%	10/01/2044	30	28,037
				210,161
Arizona-1.44%
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2024, RB	5.00%	11/01/2049	35	36,883
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020 A, RB	3.00%	02/01/2045	2,000	1,627,087
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020 A, RB	4.00%	02/01/2050	1,000	921,072
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2020 A, RB	4.00%	11/01/2050	2,480	2,283,436
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2023, RB	5.25%	11/01/2048	520	554,825
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2047	750	747,183
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2017 A, RB	4.00%	01/01/2041	2,000	2,001,667
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 A, RB	4.00%	01/01/2044	200	189,892
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 E, RB	3.00%	01/01/2049	2,000	1,555,123
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	4.00%	01/01/2045	$715	$676,829
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	3.00%	01/01/2049	1,000	777,562
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2019 E, RB	4.00%	01/01/2045	1,000	946,614
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	3.00%	09/01/2051	2,250	1,672,481
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	4.00%	09/01/2051	2,625	2,392,783
Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC- Arizona State University), Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,012,380
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	5,020	5,209,332
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	4,010	4,155,999
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2044	50	53,144
Phoenix Civic Improvement Corp., Series 2021 A, RB	5.00%	07/01/2045	340	363,670
Phoenix Civic Improvement Corp. (Green Bonds), Series 2020, RB	5.00%	07/01/2040	5	5,387
Phoenix Civic Improvement Corp. (Green Bonds), Series 2020, RB	5.00%	07/01/2044	5,020	5,335,631
Pima (County of), AZ Industrial Development Authority (The) (Tucson Medical Center), Series 2021, Ref. RB	4.00%	04/01/2046	5	4,629
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2043	10	10,960
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2047	580	621,979
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2050	185	196,975
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2043	1,000	1,106,449
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2044	1,000	1,096,908
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2048	1,455	1,566,150
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.25%	01/01/2053	2,220	2,422,405
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2042	10	11,262
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2049	1,000	1,078,656
Salt River Project Agricultural Improvement & Power District, Series 2024 B, RB	5.00%	05/01/2042	15	16,801
University of Arizona (The) (Stimulus Plan for Economic and Educational Development), Series 2020, Ref. RB	4.00%	08/01/2044	4,000	3,935,769
University of Arizona Board of Regents, Series 2017 B, Ref. RB	5.00%	07/01/2042	75	77,100
University of Arizona Board of Regents (Green Bonds), Series 2023 A, RB	5.50%	07/01/2048	5	5,532
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB	5.25%	08/01/2049	10	10,739
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB, (INS - AGC)(a)	4.00%	08/01/2054	200	192,102
				44,873,396
Arkansas-0.17%
Arkansas (State of) Development Finance Authority (Arkansas Division of Emergency Management), Series 2020, RB	4.00%	06/01/2045	30	29,118
Fayetteville School District No. 1, Series 2020, Ref. GO Bonds	2.75%	06/01/2046	100	72,787
Fayetteville School District No. 1, Series 2024, GO Bonds	4.00%	02/01/2050	500	477,916
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	4,445	4,682,236
				5,262,057
California-15.66%
Antelope Valley Healthcare District, Series 2016 A, Ref. RB	5.00%	03/01/2041	1,000	952,804
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2041	5	5,563
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2042	30	33,110
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	5,000	4,900,340
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	2,625	2,631,554
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2047	60	59,794
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	2,000	2,152,169
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(a)	5.00%	09/01/2049	1,000	1,029,462
Burbank-Glendale-Pasadena Airport Authority, Series 2024 A, RB, (INS - AGM)(a)	4.00%	07/01/2054	575	560,160
California (State of), Series 2015, GO Bonds	4.00%	03/01/2045	10	10,000
California (State of), Series 2015, GO Bonds	4.00%	08/01/2045	130	129,996
California (State of), Series 2016, GO Bonds	4.00%	09/01/2045	10	10,002
California (State of), Series 2016, GO Bonds	5.00%	09/01/2045	25	25,425
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2016, GO Bonds	4.00%	09/01/2046	$200	$199,487
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	3,000	3,047,013
California (State of), Series 2017, GO Bonds	5.00%	08/01/2046	10	10,149
California (State of), Series 2018, GO Bonds	3.63%	10/01/2047	195	182,165
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	3,400	3,437,774
California (State of), Series 2019, GO Bonds	4.00%	10/01/2044	185	185,638
California (State of), Series 2019, GO Bonds	3.25%	04/01/2045	325	284,173
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	4,000	4,216,068
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,000	1,047,892
California (State of), Series 2020, GO Bonds	4.00%	11/01/2041	55	55,041
California (State of), Series 2020, GO Bonds	4.00%	11/01/2045	1,100	1,099,994
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,000	1,006,396
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,000	1,006,396
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	10	8,068
California (State of), Series 2020, GO Bonds	4.00%	03/01/2050	40	40,045
California (State of), Series 2020, GO Bonds	3.00%	11/01/2050	40	32,186
California (State of), Series 2020, GO Bonds	4.00%	11/01/2050	30	29,362
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2040	1,155	1,187,481
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	30	32,408
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	50	40,613
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	2,095	2,308,390
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	1,165	1,192,912
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	5,570	6,104,262
California (State of), Series 2022, GO Bonds	5.00%	04/01/2047	35	37,847
California (State of), Series 2022, GO Bonds	3.00%	04/01/2052	1,400	1,122,018
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	25	25,506
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	95	99,119
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,790	1,973,210
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	1,000	1,021,285
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	395	437,535
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	1,340	1,487,055
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	1,030	1,133,284
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	1,050	1,175,139
California (State of), Series 2023, GO Bonds	4.00%	10/01/2050	1,355	1,357,292
California (State of), Series 2023, GO Bonds	5.25%	09/01/2053	2,400	2,647,300
California (State of), Series 2023, Ref. GO Bonds	4.00%	10/01/2042	1,210	1,237,454
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	175	195,119
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	7,500	7,626,061
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	10,085	11,229,899
California (State of), Series 2024, GO Bonds	5.00%	09/01/2041	440	499,719
California (State of), Series 2024, GO Bonds	5.25%	08/01/2044	1,005	1,143,537
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	2,045	2,277,207
California (State of), Series 2024, GO Bonds	4.00%	09/01/2047	110	111,048
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	2,000	2,193,053
California (State of), Series 2024, GO Bonds	5.00%	09/01/2053	1,025	1,114,860
California (State of), Series 2024, GO Bonds	4.00%	08/01/2054	1,000	1,000,536
California (State of), Series 2024, Ref. GO Bonds	4.00%	09/01/2043	10	10,176
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2043	1,480	1,656,468
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2044	1,000	1,117,965
California (State of) Educational Facilities Authority (Chapman University), Series 2017 B, RB	4.00%	04/01/2047	50	48,897
California (State of) Educational Facilities Authority (Stanford University), Series 2010, RB	5.25%	04/01/2040	140	178,502
California (State of) Educational Facilities Authority (Stanford University), Series 2016 U-7, RB	5.00%	06/01/2046	1,600	1,902,001
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,000	4,731,396
California (State of) Educational Facilities Authority (Stanford University) (Green Bonds), Series 2021 V-2, Ref. RB	5.00%	04/01/2051	1,100	1,301,581
California (State of) Educational Facilities Authority (University of Redlands), Series 2022 A, RB	5.00%	10/01/2052	600	604,969
California (State of) Enterprise Development Authority (Castilleja School Foundation), Series 2024, RB	4.00%	06/01/2054	940	897,016
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	$20	$22,253
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.50%	11/01/2059	1,250	1,410,279
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2043	700	668,300
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	4.00%	08/15/2040	400	409,496
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	25	26,556
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	215	172,869
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	3,200	3,153,924
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2021, Ref. RB	2.13%	11/01/2041	5,000	3,614,516
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2024, RB	5.00%	11/01/2054	750	817,665
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	4.00%	11/15/2045	1,360	1,297,218
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	3,000	3,016,872
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	2,250	2,308,009
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	4,600	4,548,951
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	2,000	2,317,861
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	800	824,386
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	3,860	3,624,981
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	880	705,115
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	30	28,577
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016, Ref. RB	3.00%	10/01/2041	765	664,484
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	3,000	3,001,309
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	7,360	7,277,056
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	175	174,911
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	1,185	1,204,007
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	500	495,631
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	210	208,118
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024 A, RB	5.25%	07/01/2054	1,000	1,048,375
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	2,755	2,904,289
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	595	621,660
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2043	1,000	1,048,206
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2042	190	194,495
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III), Series 2021 B, RB	4.00%	05/01/2046	40	38,752
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2047	35	38,426
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2052	$10	$10,805
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	1,000	967,212
California (State of) Infrastructure & Economic Development Bank (Social Bonds), Series 2024, RB	5.00%	11/01/2049	495	526,865
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2052	20	20,656
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2043	100	102,858
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2048	20	20,468
California (State of) Municipal Finance Authority (Community Health System), Series 2021 A, RB	3.00%	02/01/2046	430	334,995
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	4,000	3,851,910
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	1,715	1,737,401
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	2,500	2,510,708
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	1,000	1,006,151
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	6,000	6,169,816
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGM)(a)	5.25%	11/01/2052	2,000	2,075,378
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2049	15	16,395
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	1,750	1,784,957
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(b)	5.00%	11/21/2045	1,000	1,022,354
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	1,000	977,000
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	215	211,667
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	1,000	1,031,893
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	345	346,833
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	1,635	1,761,599
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2045	1,000	1,104,775
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2049	1,000	1,088,775
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2044	10	10,584
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2046	185	185,917
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018, Ref. RB	4.00%	03/01/2048	50	45,683
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	4.00%	04/01/2045	115	109,756
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	2,780	2,073,790
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2017 A, Ref. RB	5.00%	04/01/2047	1,100	1,113,073
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	2.50%	04/01/2051	100	68,920
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	130	126,789
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	500	458,218
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	1,000	1,088,088
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	4.25%	01/01/2043	115	115,486
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	850	866,767
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2045	415	415,056
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	6,180	6,387,664
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	$2,335	$2,401,123
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	35	36,779
California State University, Series 2020 C, RB	4.00%	11/01/2045	65	65,180
California State University, Series 2023 A, RB	5.25%	11/01/2048	275	307,256
California State University, Series 2023 A, RB	5.25%	11/01/2053	390	432,959
California State University, Series 2024 A, RB	5.50%	11/01/2046	105	121,543
California State University, Series 2024 A, RB	5.50%	11/01/2049	10	11,457
California State University, Series 2024 A, RB	4.00%	11/01/2055	145	143,877
California State University, Series 2024 A, RB	5.50%	11/01/2055	1,000	1,141,199
Centinela Valley Union High School District, Series 2016 B, Ref. GO Bonds, (INS - AGM)(a)	4.00%	08/01/2050	220	220,049
Chabot-Las Positas Community College District (Election of 2016), Series 2023 C, GO Bonds	5.25%	08/01/2048	20	22,151
Chaffey Joint Union High School District, Series 2019 D, GO Bonds	4.00%	08/01/2049	40	39,984
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	2,500	2,507,874
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	7,500	6,405,019
Citrus Community College District (Election of 2020), Series 2024 B, GO Bonds	5.00%	08/01/2049	800	879,160
Clovis Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.00%	08/01/2047	25	26,475
Clovis Unified School District (Election of 2020), Series 2024 C, GO Bonds	4.00%	08/01/2048	750	752,033
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	100	99,496
Corona-Norco Unified School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	55	55,143
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	130	129,145
Desert Sands Unified School District (Election Of 2014), Series 2019, GO Bonds	4.00%	08/01/2044	500	500,140
East Bay Municipal Utility District (Green Bonds), Series 2015 B, RB	4.00%	06/01/2045	1,020	1,020,106
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	25	25,810
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2044	230	243,645
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2049	520	570,380
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2054	1,100	1,196,063
El Rancho Unified School District (Election of 2016), Series 2023 D, GO Bonds, (INS - BAM)(a)	5.75%	08/01/2048	1,500	1,732,303
Elk Grove Unified School District, Series 2016, Ref. COP, (INS - BAM)(a)	3.13%	02/01/2040	205	187,528
Elk Grove Unified School District (Election of 1998), Series 2023, RB, (INS - AGM)(a)	4.00%	12/01/2042	120	122,036
Escondido Union School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2047	30	29,940
Folsom Cordova Unified School District (Election of 2007), Series 2019 D, GO Bonds, (INS - AGM)(a)	4.00%	10/01/2044	1,000	1,000,786
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, RB	4.00%	01/15/2046	535	525,467
Foothill-Eastern Transportation Corridor Agency, Series 2021 C, Ref. RB	4.00%	01/15/2043	645	642,778
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	3,090	2,864,006
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	135	133,501
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	5.00%	04/01/2049	35	38,191
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	4.00%	04/01/2054	1,000	992,704
Glendale (City of), CA, Second Series 2024, RB	5.00%	02/01/2054	500	524,846
Grossmont Healthcare District, Series 2015 D, Ref. GO Bonds	4.00%	07/15/2040	500	499,974
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	4.00%	08/01/2042	60	60,127
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	120	96,197
Hacienda La Puente Unified School District (Election of 2016), Series 2023 A, GO Bonds	5.00%	08/01/2047	425	456,679
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2042	30	30,049
Hayward Unified School District, Series 2019 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2044	5	5,206
Hayward Unified School District, Series 2019, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2043	2,115	2,116,142
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2050	20	19,650
Hayward Unified School District (Election of 2018), Series 2019 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2048	475	469,653
Imperial (County of), CA Community college District (Election of 2022), Series 2024 B, GO Bonds, (INS - AGM)(a)	5.00%	08/01/2054	15	16,285
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	5.25%	05/01/2048	2,200	2,240,274
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	1,100	1,220,081
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	4.00%	09/01/2058	1,615	1,617,991
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	200	204,374
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	7,500	7,512,141
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	7,000	6,935,501
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	3,000	2,964,007
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	$15	$12,629
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	90	92,403
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	1,000	1,057,254
Long Beach (City of), CA, Series 2019 A, RB	5.00%	05/15/2049	120	125,699
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	1,270	988,480
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,500	1,536,743
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	75	81,373
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	4.00%	06/01/2052	5,000	4,977,235
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	1,260	1,358,321
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	20	21,431
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	5,000	4,912,865
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2041	30	30,131
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,100	1,101,621
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	140	142,010
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2047	1,100	1,111,529
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2041	25	25,410
Los Angeles (City of), CA Department of Water & Power, Series 2017 C, RB	5.00%	07/01/2042	50	50,906
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	495	509,539
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2043	135	138,880
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	80	82,616
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	2,380	2,464,362
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2040	50	53,558
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	15	15,556
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	25	26,754
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2045	715	746,027
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2041	150	160,409
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	1,000	1,045,234
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	245	256,341
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2048	5	5,211
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	110	117,828
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	15	15,975
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	4,000	4,194,566
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	2,120	2,236,374
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	85	91,368
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	4.00%	07/01/2049	50	48,688
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	20	21,779
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	160	172,985
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	50	53,985
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	10	10,662
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	25	26,405
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	1,080	1,134,133
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.25%	07/01/2053	295	316,600
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	10	10,965
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	45	48,937
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	10	10,786
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2048	20	21,175
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2053	500	527,184
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2044	330	354,160
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2044	15	16,098
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2045	30	32,160
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	10	10,362
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	90	93,423
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	70	73,609
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	$230	$230,201
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	1,400	1,411,147
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	35	37,076
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	4.00%	12/01/2053	45	44,331
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	4.00%	12/01/2043	15	15,124
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	40	42,807
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2021 F, RB	4.00%	12/01/2046	15	15,063
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital) (Green Bonds), Series 2016 A, Ref. RB	4.00%	10/01/2042	700	690,252
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	80	83,924
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	2,680	2,780,038
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018, RB	4.00%	12/01/2048	25	24,896
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,015	1,040,812
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	1,050	1,058,161
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	1,135	1,143,821
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	4.00%	07/01/2040	20	20,008
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	150	156,950
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	1,035	1,148,049
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2042	40	45,987
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2048	1,150	1,285,251
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2041	30	34,203
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	15	16,808
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2042	80	91,314
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	5,055	5,049,134
Manhattan Beach Unified School District (Measure C), Series 2020 B, GO Bonds	4.00%	09/01/2045	5,635	5,666,990
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	3,000	2,975,219
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	1,230	1,303,958
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	1,050	1,105,197
Modesto Irrigation District, Series 2023 A, RB	5.25%	10/01/2048	125	138,682
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	4.00%	08/01/2046	170	168,674
Monterey Peninsula Community College District (Election of 2020), Series 2024 B, GO Bonds	4.00%	08/01/2051	1,000	994,033
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	35	28,016
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	2,000	1,995,988
Mountain View Whisman School District (Santa Clara County, California) (Election of 2020), Series 2022 B, GO Bonds	4.25%	09/01/2045	5,750	5,870,333
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	540	537,279
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	285	303,447
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	175	175,511
Napa Valley Unified School District (Election of 2016), Series 2016 A, GO Bonds	3.50%	08/01/2041	415	389,876
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2044	3,000	2,989,309
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2049	3,885	3,853,490
Natomas Unified School District (Election of 2014), Series 2017, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2042	15	15,003
North Orange County Community College District, Series 2022 C, GO Bonds	4.00%	08/01/2047	2,500	2,508,936
Oak Grove School District, Series 2023 A-2, GO Bonds	5.00%	08/01/2052	3,500	3,771,785
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGM)(a)	5.25%	08/01/2048	500	550,283
Oakland Unified School District (Election of 2020), Series 2021 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2046	50	50,014
Ohlone Community College District, Series 2016 C, GO Bonds	4.00%	08/01/2041	20	20,025
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2045	5,000	5,143,281
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	345	345,932
Palo Alto Unified School District, Series 2022, GO Bonds	3.25%	08/01/2042	1,000	933,134
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	1,230	1,312,226
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGM)(a)	4.00%	09/01/2048	7,500	7,469,404
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	105	106,874
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	3.00%	05/15/2042	315	282,064
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	1,000	1,110,244
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	$1,015	$1,116,148
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2043	1,000	1,006,978
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	5,000	5,382,896
Regents of the University of California Medical Center, Series 2022 P, RB	3.50%	05/15/2054	110	96,488
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	1,000	1,096,195
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	70	55,367
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	1,170	1,216,044
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2047	5,000	5,115,772
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2040	5	5,391
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	4.00%	08/15/2045	95	95,580
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	85	93,103
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	2,300	2,496,435
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2049	35	38,397
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2054	290	316,490
Sacramento (City of), CA Unified School District, Series 2024 B, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2054	500	487,651
Sacramento (County of), CA, Series 2016 A, Ref. RB	5.00%	07/01/2041	2,400	2,451,912
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	20	20,433
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	2,400	2,546,610
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	5.00%	08/01/2049	275	296,166
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	40	41,925
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	15	15,084
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	165	179,709
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	640	690,146
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	08/01/2052	25	25,093
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2054	1,000	1,094,596
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	1,015	1,086,751
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	150	149,877
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2023 A, RB	5.25%	10/15/2052	1,150	1,261,490
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2049	310	340,442
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2042	15	15,531
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	5	5,148
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	5	5,235
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	340	366,148
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2056	1,000	971,387
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2056	1,000	1,062,021
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2041	410	418,030
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	6,635	6,733,806
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	20	21,739
San Diego Unified School District, Series 2020 M-2, GO Bonds	3.00%	07/01/2050	320	251,952
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	3.13%	07/01/2042	440	388,344
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	5,010	4,992,566
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds	4.00%	07/01/2050	14,300	14,175,707
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	45	50,400
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	2,010	2,202,799
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024 B-3, GO Bonds	4.00%	07/01/2054	1,000	989,260
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	5,000	5,551,851
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	25	25,351
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	35	36,639
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2023, Ref. RB	5.25%	05/01/2048	2,750	3,046,328
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2049	$10	$10,943
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025 B, RB	5.00%	05/01/2053	2,000	2,185,091
San Francisco (City & County of), CA Public Utilities Commission, Series 2013 B, RB	4.00%	10/01/2042	20	20,000
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 A, RB	5.00%	11/01/2053	10	10,764
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	610	609,435
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	115	125,503
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2046	160	173,226
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2050	920	914,878
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2051	1,000	992,403
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 C, Ref. RB	4.00%	11/01/2040	1,000	1,045,932
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2049	25	27,468
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2054	1,590	1,734,902
San Francisco (City & County of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	710	547,881
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	50	55,708
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	35	38,748
San Francisco (City & County of), CA Public Utilities Commission (Regional Water), Series 2020 B, RB	5.00%	11/01/2050	55	56,519
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	4.00%	03/01/2051	250	248,130
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	3.00%	07/01/2044	270	224,742
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	2,000	2,058,756
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2041	3,000	2,726,824
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019 B-1, GO Bonds	3.00%	08/01/2049	200	157,077
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	150	149,616
San Francisco Community College District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.25%	06/15/2049	1,000	1,104,193
San Joaquin (County of), CA Transportation Authority (Measure K), Series 2017, Ref. RB	4.00%	03/01/2041	1,400	1,401,654
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB	4.00%	01/15/2050	1,600	1,547,264
San Joaquin Hills Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2044	1,000	995,184
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	1,300	1,337,944
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	1,500	1,534,736
San Jose (City of), CA, Series 2019 A-1, GO Bonds	5.00%	09/01/2045	10	10,485
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	1,095	1,201,385
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	100	100,834
San Juan Unified School District (Election of 2016), Series 2022, GO Bonds	4.00%	08/01/2046	25	25,123
San Luis Obispo County Community College District (Election of 2014), Series 2018 B, Ref. GO Bonds	4.00%	08/01/2043	215	215,969
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	15	15,026
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	255	266,568
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2021 A-1, RB	3.00%	06/15/2046	1,500	1,238,035
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	20	20,892
San Mateo Union High School District (Election of 2020), Series 2023 C, GO Bonds	4.00%	09/01/2043	225	230,340
San Rafael City High School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2053	1,500	1,497,897
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2047	35	29,403
Santa Clara Unified School District (Election of 2014), Series 2017, GO Bonds	3.50%	07/01/2042	785	747,874
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	3.25%	07/01/2044	1,050	934,927
Santa Clarita Community College District, Series 2019, GO Bonds	3.00%	08/01/2049	30	24,083
Santa Clarita Community College District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	1,005	1,106,706
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	10	10,505
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	4,000	3,995,358
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
South San Francisco Unified School District, Series 2023, GO Bonds	4.00%	09/01/2052	$90	$89,821
Southern California Public Power Authority, Series 2023-1A, RB	5.00%	07/01/2048	1,150	1,217,588
Southern California Public Power Authority, Series 2024, RB	5.00%	07/01/2053	450	476,875
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	155	155,125
Sunnyvale Financing Authority (Green Bonds), Series 2020, RB	4.00%	04/01/2045	70	70,208
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	1,130	1,131,597
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	2,000	2,034,499
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	1,000	1,011,014
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	9,500	9,618,595
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	1,300	1,356,602
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2041	50	53,965
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2042	10	10,754
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	500	535,425
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	70	69,645
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	40	39,896
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	1,000	991,803
University of California, Series 2022 BK, RB	5.00%	05/15/2052	4,680	5,040,569
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	2,005	2,244,100
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	2,065	2,298,750
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	2,080	2,301,112
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2040	440	502,205
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2041	15	16,976
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2042	190	213,747
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2043	120	134,079
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2044	310	344,322
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2040	35	39,948
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2041	10	11,317
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2042	5	5,625
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2044	60	66,643
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2054	1,815	1,983,740
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2046	760	753,744
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	1,340	1,388,601
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	50	49,529
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2047	25	25,683
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	1,575	1,642,606
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2048	165	162,951
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	200	207,175
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	700	722,190
University of California (Limited), Series 2018 O, Ref. RB	5.50%	05/15/2058	750	786,784
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	550	593,118
University of California (Limited), Series 2021 Q, Ref. RB	3.00%	05/15/2051	330	267,270
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	1,000	983,863
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	4.00%	01/01/2042	20	19,130
Upper Santa Clara Valley Joint Powers Authority, Series 2020 A, Ref. RB	4.00%	08/01/2050	200	198,575
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	575	573,851
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	30	32,812
Washington Township Health Care District, Series 2015 B, GO Bonds	4.00%	08/01/2045	25	24,080
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.50%	08/01/2053	465	518,804
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2049	1,000	1,088,878
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2054	1,000	988,721
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2054	1,000	1,084,146
West Valley-Mission Community College District, Series 2019 A, GO Bonds	4.00%	08/01/2044	25	25,145
West Valley-Mission Community College District (Election of 2012), Series 2015 B, GO Bonds	4.00%	08/01/2040	345	345,405
				488,832,864
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-2.30%
Adams & Weld Counties School District No. 27J Brighton, Series 2024 A, GO Bonds	5.00%	12/01/2047	$95	$102,890
Adams (County of), CO , Series 2015, Ref. COP	4.00%	12/01/2045	95	93,794
Adams County School District No. 1 (Mapleton Public Schools), Series 2017, GO Bonds	5.25%	12/01/2040	75	77,337
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2042	25	28,547
Aurora (City of), CO, Series 2024, RB	4.00%	08/01/2054	800	767,107
Board of Governors of Colorado State University System, Series 2015 A, RB(c)(d)	4.00%	03/01/2025	10	10,000
Board of Governors of Colorado State University System, Series 2017 C, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	03/01/2047	10	9,598
Board of Governors of Colorado State University System, Series 2017 E, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	03/01/2043	50	49,325
Colorado (State of), Series 2020 R, COP	4.00%	03/15/2045	300	293,866
Colorado (State of), Series 2022, COP	6.00%	12/15/2040	85	100,999
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 A, RB, (INS - AGM)(a)	5.25%	12/01/2049	10	11,041
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	2,000	2,036,653
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	4.00%	11/15/2043	725	703,603
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	3.00%	11/15/2046	395	326,608
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2046	4,570	4,346,976
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2050	15,000	14,046,906
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	3.00%	11/15/2051	7,000	5,447,371
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2016, Ref. RB	4.00%	11/15/2046	885	841,293
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018, RB	4.00%	11/15/2048	345	324,650
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	75	77,063
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	4.00%	08/01/2049	730	657,084
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.50%	11/01/2047	1,500	1,631,018
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2052	1,015	1,078,357
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	260	276,592
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2047	75	79,626
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2044	5	5,378
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2045	45	48,306
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center), Series 2015, RB	4.00%	01/15/2045	225	210,680
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.00%	11/01/2041	1,000	702,346
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.25%	11/01/2045	1,000	667,580
Colorado Springs (City of), CO, Series 2022 B, RB	5.25%	11/15/2052	695	753,454
Colorado Springs (City of), CO, Series 2024 A, RB	5.25%	11/15/2054	170	186,896
Colorado Springs School District No. 11 Facilities Corp., Series 2024, COP, (INS - BAM)(a)	5.25%	12/15/2048	10	10,861
Denver (City & County of), CO, Series 2012 B, RB	4.00%	11/15/2043	80	79,611
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2042	1,000	1,018,332
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	770	782,735
Denver (City & County of), CO, Series 2016 A, Ref. RB	4.00%	08/01/2046	300	291,442
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2041	180	184,173
Denver (City & County of), CO, Series 2021 A, RB	4.00%	08/01/2051	1,050	1,011,081
Denver (City & County of), CO Board of Water Commissioners (The), Series 2024 A, Ref. RB	5.00%	09/15/2049	5	5,405
Denver (City & County of), CO Board of Water Commissioners (The) (Green Bonds), Series 2017 A, RB	5.00%	09/15/2047	5,000	5,150,836
Denver City & County School District No. 1, Series 2021, GO Bonds	3.00%	12/01/2043	3,970	3,345,959
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2045	2,000	1,983,570
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	1,020	1,115,813
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	770	828,063
E-470 Public Highway Authority, Series 2024 A, Ref. RB	5.00%	09/01/2040	415	465,808
Ebert Metropolitan District, Series 2018 A-1, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2043	655	677,424
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	$5,000	$5,171,595
Pueblo (City of), CO (Green Bonds), Series 2022, COP	4.50%	07/01/2046	95	95,346
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2043	615	607,748
Weld County School District No. 6 Greeley, Series 2020, GO Bonds	5.00%	12/01/2044	95	99,462
Weld County School District No. 6 Greeley, Series 2021, GO Bonds	4.00%	12/01/2045	755	745,667
Weld County School District No. RE-2 Eaton, Series 2019, GO Bonds	5.00%	12/01/2044	3,550	3,718,292
Weld County School District No. RE-4, Series 2016, GO Bonds	5.25%	12/01/2041	20	20,606
Weld County School District No. RE-4, Series 2023, GO Bonds	5.25%	12/01/2047	4,000	4,354,626
Weld County School District No. RE-5J, Series 2021, GO Bonds	4.00%	12/01/2045	4,000	3,912,195
				71,669,594
Connecticut-0.32%
Connecticut (State of), Series 2020 A, RB	3.13%	05/01/2040	1,000	913,000
Connecticut (State of), Series 2020, RB	5.00%	05/01/2040	70	75,120
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2040	600	610,804
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	1,020	1,102,653
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2040	750	764,085
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	250	271,726
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	3.00%	01/15/2042	475	409,794
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2041	20	22,505
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	4.00%	01/15/2041	5	5,081
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	4.00%	01/15/2042	10	10,100
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2040	750	850,339
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2041	775	852,792
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2042	600	669,710
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2043	500	553,256
Connecticut (State of) Health & Educational Facilities Authority, Series 2015 L, Ref. RB	4.13%	07/01/2041	550	549,969
Connecticut (State of) Health & Educational Facilities Authority, Series 2022 M, Ref. RB	4.00%	07/01/2052	10	9,326
Connecticut (State of) Health & Educational Facilities Authority, Series 2023 N, RB	5.25%	07/01/2053	250	263,927
Connecticut (State of) Health & Educational Facilities Authority (Connecticut Children’s Medical Center), Series 2023, RB	4.25%	07/15/2053	500	477,866
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University), Series 2017 R, Ref. RB	4.00%	07/01/2042	100	99,179
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2021 A, RB	4.00%	07/01/2051	5	4,544
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2045	25	25,246
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	1,450	1,505,337
				10,046,359
Delaware-0.07%
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center), Series 2017 A, Ref. RB	4.00%	07/01/2043	505	491,085
Delaware (State of) Health Facilities Authority (Beebe Medical Center), Series 2018, RB	5.00%	06/01/2043	255	255,879
Delaware (State of) Health Facilities Authority (Beebe Medical Center), Series 2018, RB	5.00%	06/01/2048	60	60,091
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	5.00%	10/01/2045	345	358,060
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	4.00%	10/01/2049	1,120	1,067,126
				2,232,241
District of Columbia-1.70%
District of Columbia, Series 2015 A, GO Bonds	4.00%	06/01/2040	500	500,107
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2041	55	56,270
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2042	1,100	1,131,195
District of Columbia, Series 2018 A, GO Bonds	5.00%	06/01/2043	4,045	4,197,310
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2044	45	46,992
District of Columbia, Series 2019 A, RB	4.00%	03/01/2040	250	252,248
District of Columbia, Series 2019 A, RB	4.00%	03/01/2044	1,100	1,078,886
District of Columbia, Series 2019 A, RB	5.00%	03/01/2044	135	141,538
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2020 A, RB	2.63%	03/01/2045	$1,000	$742,529
District of Columbia, Series 2020 A, RB	4.00%	03/01/2045	500	491,205
District of Columbia, Series 2020 C, RB	4.00%	05/01/2045	1,200	1,179,590
District of Columbia, Series 2020 C, RB	5.00%	05/01/2045	1,000	1,050,924
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2046	1,000	990,780
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	1,000	1,055,112
District of Columbia, Series 2022 A, RB	5.00%	07/01/2040	1,035	1,144,195
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	1,195	1,311,205
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	1,085	1,181,277
District of Columbia, Series 2022 A, RB	5.00%	07/01/2047	865	922,409
District of Columbia, Series 2022 A, RB	5.50%	07/01/2047	1,595	1,760,776
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2041	35	38,637
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2042	85	93,150
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2043	25	27,269
District of Columbia, Series 2023 A, GO Bonds	5.25%	01/01/2048	185	201,610
District of Columbia, Series 2023 A, RB	5.00%	05/01/2040	10	11,164
District of Columbia, Series 2023 A, RB	5.00%	05/01/2041	70	77,442
District of Columbia, Series 2023 A, RB	5.00%	05/01/2042	70	76,933
District of Columbia, Series 2023 A, RB	5.00%	05/01/2043	20	21,880
District of Columbia, Series 2023 A, RB	5.25%	05/01/2048	2,535	2,770,335
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2041	25	28,074
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2043	15	16,593
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2045	20	21,860
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2049	1,000	1,077,552
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	1,800	1,847,429
District of Columbia Water & Sewer Authority (Green Bonds), Series 2017 A, RB	5.00%	10/01/2052	1,000	1,016,272
District of Columbia Water & Sewer Authority (Green Bonds), Series 2019 A, RB	5.00%	10/01/2044	80	83,777
District of Columbia Water & Sewer Authority (Green Bonds), Series 2022 C-1, RB	4.00%	10/01/2051	320	306,559
Metropolitan Washington Airports Authority, Series 2019 A, Ref. RB	5.00%	10/01/2044	1,515	1,572,669
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB	4.00%	10/01/2044	1,000	960,997
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB	4.00%	10/01/2049	1,045	976,240
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB	4.00%	10/01/2053	25	22,969
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2050	4,755	3,629,925
Metropolitan Washington Airports Authority, Series 2019, Ref. RB	5.00%	10/01/2047	515	530,391
Metropolitan Washington Airports Authority, Series 2019, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2053	50	47,041
Metropolitan Washington Airports Authority, Series 2022, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2052	3,615	3,400,317
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2042	1,170	1,201,449
Washington Metropolitan Area Transit Authority, Series 2018, RB	5.00%	07/01/2043	50	51,291
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	4.00%	07/15/2045	475	462,030
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	3,040	3,194,072
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2040	250	217,318
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	1,630	1,756,340
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2043	210	174,119
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2043	515	509,981
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2046	2,280	2,224,197
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2046	295	313,546
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	4.13%	07/15/2047	1,000	991,296
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2048	25	26,785
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.50%	07/15/2051	50	55,294
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.25%	07/15/2053	265	287,590
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2042	15	16,423
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	4.38%	07/15/2056	1,500	1,502,880
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	5.00%	07/15/2056	1,000	1,067,439
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	4.38%	07/15/2059	1,000	1,001,157
				53,144,840
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-4.68%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2014 A, RB, (Acquired 06/14/2024 - 02/05/2025; Cost $784,694)(e)	4.00%	12/01/2044	$825	$788,619
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	4.00%	12/01/2049	1,340	1,223,433
Bay County School Board, Series 2022 A, COP, (INS - AGM)(a)	4.25%	07/01/2047	300	301,415
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2052	35	36,480
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022, Ref. RB	5.00%	04/01/2047	950	998,013
Broward (County of), FL, Series 2012 Q-1, RB	4.00%	10/01/2042	790	786,769
Broward (County of), FL, Series 2019 A, RB	3.00%	10/01/2041	700	589,291
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2042	215	215,014
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2043	95	94,356
Broward (County of), FL, Series 2022, RB	4.00%	01/01/2051	345	340,624
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2047	1,000	974,105
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2051	1,000	944,528
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.60%	03/01/2048	780	863,366
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	10/01/2053	770	837,720
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2040	145	145,193
Central Florida Expressway Authority, Series 2017, Ref. RB	4.00%	07/01/2041	645	642,357
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2042	25	25,719
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2043	270	279,365
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	1,060	1,085,936
Central Florida Expressway Authority, Series 2019 A, RB	5.00%	07/01/2044	50	52,084
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	2.50%	07/01/2040	1,500	1,172,499
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGM)(a)	5.00%	10/01/2049	370	390,946
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGM)(a)	5.00%	10/01/2054	440	461,938
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	2,150	2,181,387
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB	4.00%	08/15/2045	85	78,816
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB	4.00%	08/15/2050	170	151,468
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	08/15/2050	3,000	2,217,844
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2047	340	368,564
Florida (State of) Department of Transportation, Series 2024 B, RB	4.00%	07/01/2051	465	445,935
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2020, Ref. RB	3.00%	12/01/2048	455	343,188
Florida (State of) North Broward Hospital District, Series 2017 B, Ref. RB	5.00%	01/01/2042	100	102,038
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGM)(a)	4.00%	02/01/2046	2,500	2,402,188
Fort Lauderdale (City of), FL, Series 2018, RB	3.50%	09/01/2048	80	71,915
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2048	4,000	4,461,352
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2053	2,000	2,212,819
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant), Series 2023, RB	5.50%	09/01/2048	1,500	1,673,007
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant), Series 2023, RB	5.50%	09/01/2053	800	885,128
Fort Myers (City of), FL, Series 2019 A, Ref. RB	4.00%	10/01/2044	250	243,678
Fort Myers (City of), FL, Series 2023, Ref. RB	5.50%	10/01/2049	1,000	1,108,041
Fort Myers (City of), FL, Series 2023, Ref. RB	5.25%	10/01/2053	1,000	1,081,665
Fort Pierce (City of), FL Utilities Authority, Series 2022 A, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2052	2,550	2,418,147
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2044	80	83,948
Halifax Hospital Medical Center, Series 2016, Ref. RB	3.75%	06/01/2041	370	334,456
Halifax Hospital Medical Center, Series 2016, Ref. RB	4.00%	06/01/2046	450	417,541
Hillsborough (County of), FL, Series 2021, RB	3.00%	08/01/2046	345	282,548
Hillsborough (County of), FL, Series 2023, GO Bonds	5.00%	07/01/2053	175	187,775
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2043	190	197,639
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2048	1,745	1,800,406
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2022 B, RB	4.00%	10/01/2052	$40	$38,337
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	4.00%	08/01/2045	295	276,546
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	4.00%	08/01/2050	35	31,862
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	3.50%	08/01/2055	1,085	862,166
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020, RB	4.00%	08/01/2055	85	78,270
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.25%	10/01/2048	3,025	3,300,513
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.50%	10/01/2053	50	54,979
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2015, RB	4.00%	11/01/2040	35	33,064
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	4.00%	11/01/2045	35	32,135
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.25%	10/01/2049	1,020	1,114,939
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.50%	10/01/2054	1,100	1,218,196
Kissimmee (City of), FL, Series 2024 A, RB	5.00%	10/01/2054	5	5,303
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	4.00%	04/01/2049	110	101,487
Lee (County of), FL Industrial Development Authority (Shell Point/Waterside Health), Series 2019, RB	5.00%	11/15/2049	570	581,593
Lee County School Board (The), Series 2023 A, COP	4.00%	08/01/2048	60	56,856
Manatee (County of), FL, Series 2022, Ref. RB	5.25%	10/01/2047	25	27,458
Manatee (County of), FL, Series 2023, RB	5.25%	10/01/2048	315	347,057
Manatee (County of), FL, Series 2023, RB	5.50%	10/01/2053	1,400	1,552,663
Martin (County of), FL Health Facilities Authority, Series 2019, Ref. RB	4.00%	01/01/2046	1,265	1,210,825
Miami (City of) & Dade (County of), FL Health Facilities Authority, Series 2017, Ref. RB	5.00%	08/01/2042	55	55,991
Miami (City of) & Dade (County of), FL Health Facilities Authority, Series 2017, Ref. RB	4.00%	08/01/2047	645	610,035
Miami (City of) & Dade (County of), FL Health Facilities Authority (Nicklaus Children’s Hospital), Series 2021 A, Ref. RB	4.00%	08/01/2051	1,000	913,051
Miami (City of) & Dade (County of), FL School Board (The), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.00%	03/15/2052	710	749,162
Miami (City of), FL, Series 2023 A, RB	5.00%	03/01/2048	2,000	2,116,995
Miami (City of), FL, Series 2023 A, RB	5.25%	03/01/2053	1,000	1,072,405
Miami (City of), FL (Miami Forever Infrastructure Programs), Series 2024, RB	5.50%	01/01/2049	595	664,313
Miami Beach (City of), FL, Series 2015, RB	4.00%	09/01/2045	775	764,954
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	2,000	2,007,378
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2049	6,000	5,726,833
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2046	2,190	2,043,887
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2051	2,045	1,860,483
Miami Beach Redevelopment Agency (City Center/Historic Convention Village), Series 2015, Ref. RB, (INS - AGM)(a)	5.00%	02/01/2044	35	35,162
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	3.75%	07/01/2042	400	381,444
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	4.00%	07/01/2042	370	369,828
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	5.00%	07/01/2043	90	91,316
Miami-Dade (County of), FL, Series 2016 A, GO Bonds	4.00%	07/01/2042	335	334,146
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	25	25,409
Miami-Dade (County of), FL, Series 2016, Ref. RB	4.00%	10/01/2040	45	44,755
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2044	1,180	1,154,794
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	5,785	5,026,440
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2047	50	48,188
Miami-Dade (County of), FL, Series 2019 B, RB	4.00%	10/01/2044	1,160	1,135,222
Miami-Dade (County of), FL, Series 2019 B, RB	3.00%	10/01/2049	275	216,917
Miami-Dade (County of), FL, Series 2019 B, RB	4.00%	10/01/2049	2,660	2,503,650
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2046	5	5,144
Miami-Dade (County of), FL, Series 2019, RB	4.00%	10/01/2048	115	109,923
Miami-Dade (County of), FL, Series 2021 B-2, Ref. RB	4.00%	10/01/2043	785	776,238
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2040	175	156,731
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2041	200	200,596
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2042	1,075	1,071,787
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2043	250	212,337
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2044	$175	$172,604
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2046	540	526,455
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2048	250	239,321
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2051	300	280,603
Miami-Dade (County of), FL, Series 2023 A, RB	5.00%	04/01/2048	20	21,138
Miami-Dade (County of), FL, Series 2024 A, RB	5.00%	10/01/2049	15	16,035
Miami-Dade (County of), FL, Series 2024 A, RB	4.13%	10/01/2050	245	234,662
Miami-Dade (County of), FL, Series 2024 A, RB	5.25%	10/01/2054	1,480	1,611,070
Miami-Dade (County of), FL, Subseries 2021 A-2, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2050	1,190	907,150
Miami-Dade (County of), FL (Building Better Communities Program), Series 2015 D, GO Bonds	5.00%	07/01/2045	485	491,463
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2018 A, RB	4.00%	04/01/2053	30	28,094
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2041	15	16,674
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2043	20	21,935
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2045	20	21,723
Miami-Dade (County of), FL Transit System, Series 2018, RB	4.00%	07/01/2045	20	19,351
Miami-Dade (County of), FL Transit System, Series 2020 A, RB	4.00%	07/01/2049	75	69,917
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2043	25	26,906
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2049	175	185,082
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2051	60	63,357
Okaloosa County School Board, Series 2024, COP, (INS - AGC)(a)	5.00%	10/01/2049	50	53,401
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019 A, RB	5.00%	10/01/2047	150	154,014
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2022, RB	4.00%	10/01/2052	255	230,606
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	1,000	1,046,839
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	5,685	5,863,106
Osceola (County of), FL, Series 2020 A-1, Ref. RB	4.00%	10/01/2054	445	411,972
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida), Series 2019, RB	3.00%	08/15/2044	185	149,752
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2047	1,250	1,279,107
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2052	1,500	1,524,872
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.), Series 2019 B, RB	5.00%	05/15/2053	1,000	999,961
Palm Beach County School District, Series 2023 A, COP	5.00%	08/01/2040	25	27,434
Pasco (City of), FL, Series 2014 B, RB	4.00%	10/01/2044	1,000	984,985
Pasco (City of), FL, Series 2023, RB, (INS - AGM)(a)	5.00%	09/01/2048	300	311,769
Pompano Beach (City of), FL (John Knox Village), Series 2021 A, RB	4.00%	09/01/2056	85	71,718
Port St. Lucie (City of), FL, Series 2016, Ref. RB	3.25%	07/01/2045	455	382,847
Putnam (County of), FL Development Authority (Seminole Electric Cooperative), Series 2018 A, Ref. RB	5.00%	03/15/2042	195	199,733
Putnam (County of), FL Development Authority (Seminole Electric Cooperative), Series 2018 B, Ref. PCR	5.00%	03/15/2042	725	745,625
Putnam County School District, Series 2023, GO Bonds, (INS - AGM)(a)	4.25%	07/01/2052	55	54,901
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2052	1,000	1,079,734
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	5.00%	07/01/2041	135	140,308
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	625	576,791
Seminole (County of), FL, Series 2022, Ref. RB	5.00%	10/01/2052	915	963,972
South Broward Hospital District, Series 2016 A, Ref. RB	4.00%	05/01/2044	115	110,316
South Broward Hospital District, Series 2018, RB	4.00%	05/01/2048	50	47,195
South Broward Hospital District, Series 2021 A, RB	3.00%	05/01/2051	1,000	780,517
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2042	1,000	986,513
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2042	$275	$280,818
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2047	1,310	1,237,958
St. Johns (County of), FL, Series 2022, RB	5.00%	06/01/2052	50	53,254
St. Johns County School Board, Series 2024 A, COP, (INS - AGM)(a)	5.50%	07/01/2049	525	577,878
St. Lucie (County of), FL School Board, Series 2023 A, COP, (INS - AGM)(a)	5.00%	07/01/2048	4,855	5,126,711
St. Lucie (County of), FL School Board, Series 2023 A, COP, (INS - AGM)(a)	5.25%	07/01/2053	4,000	4,272,603
Tallahassee (City of), FL, Series 2024, RB	5.00%	10/01/2049	120	127,217
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.), Series 2016, RB	5.00%	12/01/2055	315	303,067
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 B, Ref. RB	4.00%	07/01/2042	1,220	1,178,909
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	2,000	2,047,064
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	5,000	5,069,003
Tampa (City of), FL, Series 2016 A, RB	4.00%	11/15/2046	700	658,860
Tampa (City of), FL, Series 2016 A, RB	5.00%	11/15/2046	1,750	1,764,604
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2047	1,035	1,133,602
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2049	600	653,190
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2054	185	198,638
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2047	1,500	1,604,563
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	1,000	1,068,257
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	4.00%	07/01/2045	2,500	2,328,389
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	5.00%	07/01/2050	3,250	3,327,337
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.00%	10/01/2049	500	539,343
Tampa Bay (City of), FL Water (Green Bonds), Series 2022, RB	5.25%	10/01/2047	2,195	2,402,351
Tampa Bay (City of), FL Water (Green Bonds), Series 2022, RB	5.00%	10/01/2052	1,500	1,600,362
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2052	2,010	2,096,999
				146,193,531
Georgia-1.90%
Atlanta (City of), GA, Series 2018 B, RB	3.50%	11/01/2043	125	113,923
Atlanta (City of), GA, Series 2018 B, RB	5.00%	11/01/2047	5,000	5,126,868
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2040	1,000	1,112,891
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2041	1,000	1,103,235
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2042	1,000	1,096,490
Atlanta (City of), GA Department of Aviation (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2049	5	5,357
Augusta (City of), GA, Series 2012, Ref. RB, (INS - AGM)(a)	3.50%	10/01/2042	660	594,833
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	4.00%	07/01/2044	2,005	1,961,396
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	3.00%	07/01/2046	210	172,726
Burke (County of), GA Development Authority (The) (Georgia Transmission Corp. Vogtle), Series 2012, Ref. RB	2.75%	01/01/2052	2,000	1,321,222
Burke (County of), GA Development Authority (The) (Oglethorpe Power Corp.), Series 2017, Ref. RB	4.13%	11/01/2045	70	66,168
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2020, Ref. RB	5.00%	04/01/2050	915	940,059
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2022, RAC	4.00%	04/01/2052	1,000	919,473
Columbia (City of), GA (Wellstar Health System, Inc.), Series 2023, RAC	5.13%	04/01/2048	80	84,903
Coweta (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2020, Ref. RB	5.00%	07/01/2044	55	57,056
Coweta County Water & Sewage Authority, Series 2024, RB	4.25%	06/01/2057	450	447,309
Dalton Whitfield (County of), GA Joint Development Authority (Hamilton Health Care System), Series 2017, RB	4.00%	08/15/2048	410	386,381
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2040	1,005	1,122,749
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	1,070	1,182,159
Fulton (County of), GA, Series 2020 A, RB	2.25%	01/01/2042	500	366,447
Fulton (County of), GA, Series 2020 A, RB	2.25%	01/01/2043	115	82,302
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	3.63%	07/01/2041	$400	$382,386
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2019, RB	3.00%	07/01/2044	450	363,724
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2019, RB	4.00%	07/01/2049	5	4,613
Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center), Series 2019, Ref. RB	5.00%	03/15/2044	10	10,303
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2017, RAC	5.00%	04/01/2042	5	5,091
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2020, RB	4.00%	04/01/2050	1,035	978,240
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 B, Ref. RB	5.50%	02/15/2042	1,500	1,555,646
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017, Ref. RB	4.00%	02/15/2042	15	14,282
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	4.00%	02/15/2045	1,345	1,257,232
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	2.50%	02/15/2051	1,000	658,874
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	3.00%	02/15/2051	1,000	761,429
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	4.00%	02/15/2051	4,000	3,706,843
George L Smith II Congress Center Authority (Convention Center Hotel), Series 2021, RB	4.00%	01/01/2054	1,100	986,917
Georgia (State of) Municipal Electric Authority, Series 2019 A, Ref. RB	5.00%	01/01/2044	260	269,349
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2062	2,305	2,373,108
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2062	4,500	4,632,966
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	4.50%	07/01/2063	3,000	2,975,935
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGM)(a)	5.00%	07/01/2055	2,000	2,103,769
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGM)(a)	5.00%	07/01/2064	5,000	5,225,495
Georgia (State of) Ports Authority, Series 2021, RB	3.00%	07/01/2046	70	55,986
Georgia (State of) Ports Authority, Series 2021, RB	4.00%	07/01/2051	550	534,537
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2042	10	10,899
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2047	1,070	1,052,328
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2052	1,410	1,369,408
Georgia (State of) Ports Authority, Series 2022, RB	5.25%	07/01/2052	1,015	1,093,012
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2017, RAC	5.00%	08/01/2047	3,000	2,954,372
Griffin-Spalding County Hospital Authority, Series 2017, RAC	4.00%	04/01/2042	85	83,227
Griffin-Spalding County Hospital Authority, Series 2017, RAC	3.75%	04/01/2047	1,340	1,206,206
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2040	50	53,031
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2043	800	821,973
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2049	1,965	2,085,789
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	4.00%	10/01/2046	525	519,059
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	5.00%	10/01/2046	35	35,632
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2041	10	10,112
Private Colleges & Universities Authority (Mercer University), Series 2015, RB	5.00%	10/01/2045	25	25,085
Private Colleges & Universities Authority (Mercer University), Series 2021, Ref. RB	4.00%	10/01/2050	45	42,429
Private Colleges & Universities Authority (The Savannah College of Art and Design), Series 2021, RB	4.00%	04/01/2044	705	686,644
Rockdale (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	01/01/2049	25	26,954
Valdosta (City of) & Lowndes (County of), GA Hospital Authority (South Georgia Medical Center), Series 2024, RB	4.13%	10/01/2049	45	44,062
				59,240,894
Hawaii-0.22%
Honolulu (City & County of), HI, Series 2018 A, RB	4.00%	07/01/2042	795	795,382
Honolulu (City & County of), HI, Series 2018 A, RB	5.00%	07/01/2047	500	513,657
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2049	$1,500	$1,554,273
Honolulu (City & County of), HI (Green Bonds), First Series 2024, RB	5.25%	07/01/2054	1,000	1,096,240
Honolulu (City & County of), HI (Green Bonds), Series 2022 A, RB	4.13%	07/01/2047	3,000	2,978,705
				6,938,257
Idaho-0.17%
Idaho (State of) Health Facilities Authority, Series 2017, RB	4.00%	12/01/2046	30	28,704
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2021, Ref. RB	4.00%	03/01/2046	20	18,863
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2021, Ref. RB	4.00%	03/01/2051	50	46,040
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	2,890	3,088,551
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.25%	08/15/2048	1,005	1,101,027
Idaho (State of) Housing & Finance Association, Series 2024, RB	5.00%	08/15/2048	410	443,233
Idaho (State of) Housing & Finance Association, Series 2024, RB	4.00%	08/15/2049	560	547,080
				5,273,498
Illinois-3.90%
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(a)	5.25%	01/01/2042	2,500	2,565,388
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(a)	4.00%	01/01/2052	7,000	6,733,357
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	2,000	2,020,189
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2049	1,500	1,533,298
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	01/01/2048	1,000	1,073,712
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	11/01/2048	1,000	1,080,543
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	01/01/2053	1,500	1,607,180
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.50%	11/01/2062	1,200	1,300,817
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2045	1,000	1,019,835
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2041	225	235,070
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2043	250	259,572
Chicago (City of), IL (O’Hare International Airport), Series 2016 B, Ref. RB	5.00%	01/01/2041	1,000	1,009,409
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2047	240	243,611
Chicago (City of), IL (O’Hare International Airport), Series 2017 F, RB, (INS - BAM)(a)	4.25%	01/01/2042	70	69,976
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	4.00%	01/01/2044	1,455	1,406,941
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	1,665	1,715,887
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2053	385	395,927
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB, (INS - AGM)(a)	4.00%	01/01/2053	7,860	7,481,375
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.00%	01/01/2048	740	787,349
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.25%	01/01/2053	375	405,549
Chicago (City of), IL Board of Education, Series 2016, RB	6.00%	04/01/2046	2,000	2,056,741
Chicago (City of), IL Board of Education, Series 2023, RB	5.00%	04/01/2045	100	104,013
Chicago (City of), IL Board of Education, Series 2023, RB	5.75%	04/01/2048	2,000	2,156,921
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	20	20,112
Chicago (City of), IL Transit Authority, Series 2017, RB, (INS - AGM)(a)	5.00%	12/01/2051	1,000	1,014,029
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	500	517,579
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	4.00%	12/01/2050	35	32,341
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	4.00%	12/01/2049	1,575	1,459,303
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2052	600	623,573
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2057	815	844,704
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2046	135	142,143
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2043	10	10,820
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2049	2,500	2,643,780
Cook (County of), IL, Series 2022 A, Ref. RB	5.25%	11/15/2045	95	102,070
Cook (County of), IL, Series 2024, Ref. RB	5.00%	11/15/2042	55	58,835
Du Page (County of), IL (Morton Abroretum), Series 2020, Ref. RB	3.00%	05/15/2047	3,370	2,661,692
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2041	500	503,775
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2041	30	28,683
Illinois (State of), Series 2017 A, GO Bonds	4.25%	12/01/2040	10	10,002
Illinois (State of), Series 2019 B, GO Bonds	4.00%	11/01/2041	20	19,246
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2040	10	9,758
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2044	25	23,293
Illinois (State of), Series 2020 C, GO Bonds	4.00%	10/01/2040	70	68,365
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2020 C, GO Bonds	4.25%	10/01/2045	$525	$501,934
Illinois (State of), Series 2020 C, Ref. GO Bonds	4.00%	10/01/2041	50	48,179
Illinois (State of), Series 2020, GO Bonds	5.75%	05/01/2045	2,505	2,699,754
Illinois (State of), Series 2021 A, GO Bonds	4.00%	03/01/2040	1,065	1,053,415
Illinois (State of), Series 2021 A, GO Bonds	4.00%	03/01/2041	90	87,507
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	1,345	1,392,132
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	2,285	2,504,157
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	1,500	1,601,310
Illinois (State of), Series 2022 C, GO Bonds	5.50%	10/01/2045	500	540,725
Illinois (State of), Series 2022 C, GO Bonds	5.25%	10/01/2047	5	5,274
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2040	400	436,529
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2041	370	401,649
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2042	250	269,487
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2043	200	214,225
Illinois (State of), Series 2023 B, GO Bonds	5.50%	05/01/2047	1,385	1,479,830
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2045	15	15,769
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2040	115	125,759
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2041	65	70,617
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2042	585	641,204
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2043	30	32,628
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2044	25	27,009
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2047	110	117,195
Illinois (State of), Series 2024 C, GO Bonds	4.00%	10/01/2048	15	13,816
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2040	190	209,662
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2042	70	75,901
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2043	15	16,168
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2044	95	101,861
Illinois (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	02/15/2041	1,000	1,022,448
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2040	1,350	1,314,388
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2041	1,385	1,343,668
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	3.00%	08/15/2048	1,015	794,485
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2048	1,400	1,327,207
Illinois (State of) Finance Authority (Mercy Health Corp.), Series 2016, Ref. RB	5.00%	12/01/2046	120	120,851
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB	5.00%	07/15/2042	1,030	1,062,250
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2047	560	591,079
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2051	620	648,639
Illinois (State of) Finance Authority (Northshore University Health System), Series 2020, Ref. RB	3.25%	08/15/2049	5	3,976
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017, Ref. RB	4.00%	07/15/2047	1,600	1,506,161
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2045	245	245,414
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	3.00%	05/15/2050	4,280	3,283,690
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	4.00%	05/15/2050	4,575	4,163,976
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical), Series 2015, Ref. RB	5.00%	08/15/2044	125	125,158
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2048	3,040	3,291,948
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2054	95	101,889
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2016 B, Ref. RB	4.00%	08/15/2041	280	276,033
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2047	200	209,791
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2052	325	338,179
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2050	1,535	1,373,497
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2055	1,450	1,273,577
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015 A, RB	5.00%	06/15/2053	10	10,029
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2042	1,115	1,170,674
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	4.00%	06/15/2050	60	54,775
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2050	$625	$640,842
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	12/15/2042	2,040	1,966,203
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	12/15/2047	1,005	936,037
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	06/15/2052	1,840	1,664,684
Illinois (State of) Regional Transportation Authority, Series 2016 A, RB	4.00%	06/01/2046	180	175,029
Illinois (State of) Toll Highway Authority, Series 2016 B, RB	5.00%	01/01/2041	175	178,168
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	5,805	6,010,592
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2041	110	116,313
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	500	523,871
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2044	40	38,677
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2041	4,090	4,402,268
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	3,025	3,214,615
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2041	85	92,746
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	4.00%	01/01/2042	140	138,088
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2043	320	345,050
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	4.00%	01/01/2046	50	47,538
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	1,245	1,331,818
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2042	1,565	1,726,141
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2043	1,595	1,775,357
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2044	1,020	1,111,790
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2045	2,015	2,223,294
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	4.00%	12/01/2041	610	594,958
Rosemont (Village of), IL, Series 2017 A, GO Bonds, (INS - AGM)(a)	5.00%	12/01/2046	600	614,235
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	4.00%	01/01/2048	1,250	1,160,537
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2043	35	36,220
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.25%	01/01/2043	425	443,552
Sangamon (County of), IL School District No. 186 (Springfield), Series 2023, GO Bonds, (INS - AGM)(a)	4.50%	06/01/2063	750	750,513
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2016 B, RB	4.00%	10/15/2040	285	278,584
University of Illinois, Series 2018 A, Ref. RB, (INS - AGM)(a)	4.00%	04/01/2043	65	63,267
University of Illinois, Series 2018 A, Ref. RB, (INS - AGM)(a)	4.13%	04/01/2048	170	164,809
Will (County of), IL, Series 2019, GO Bonds	4.00%	11/15/2047	490	465,059
				121,625,096
Indiana-0.93%
Allen County Building Corp., Series 2024, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	07/15/2044	230	223,744
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.63%	07/15/2053	1,000	1,125,166
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	07/15/2058	2,000	2,269,541
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	01/15/2063	2,000	2,275,961
Indiana (State of) Finance Authority (CWA Authority) (Green Bonds), Series 2016 A, RB	5.00%	10/01/2046	50	50,781
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2016 A, RB	4.00%	11/01/2051	1,620	1,497,386
Indiana (State of) Finance Authority (Green Bonds), Series 2022 B, RB	5.25%	10/01/2047	1,500	1,593,405
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2015 A, Ref. RB	4.00%	12/01/2040	1,000	984,337
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2019 A, RB	4.00%	12/01/2049	1,000	933,324
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	65	68,710
Indiana (State of) Finance Authority (Tippecanoe LLC-Student HSG), Series 2023, RB	5.00%	06/01/2053	290	294,321
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006 B-2, Ref. RB	4.00%	11/15/2046	10	9,176
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	3,000	3,044,525
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2042	165	168,178
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2042	155	160,016
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indianapolis Local Public Improvement Bond Bank (Circle City Forward Phase II), Series 2023, RB	5.25%	02/01/2048	$5	$5,455
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	5,000	5,203,100
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	6,500	6,707,067
Merrillville Multi School Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2042	50	54,107
Northern Indiana Commuter Transportation District, Series 2016, RB	5.00%	07/01/2041	1,250	1,269,249
Westfield-Washington Multi-School Building Corp., Series 2024 A, RB, (INS - BAM)(a)	5.25%	07/15/2043	1,000	1,111,175
				29,048,724
Iowa-0.04%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics), Series 2022 B, RB	3.00%	09/01/2056	150	115,682
Iowa (State of) Finance Authority (Lifespace Communities, Inc.), Series 2018 A, RB	5.00%	05/15/2048	30	30,078
Iowa (State of) Finance Authority (Unitypoint Health), Series 2016 E, Ref. RB	4.00%	08/15/2046	690	649,606
Iowa (State of) Higher Education Loan Authority (Des Moines University), Series 2020, RB	4.00%	10/01/2045	60	55,587
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2046	500	512,651
				1,363,604
Kansas-0.11%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	5.00%	09/01/2042	1,520	1,623,012
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	5.00%	09/01/2047	250	263,169
University of Kansas Hospital Authority (KS Health System), Series 2017 A, Ref. RB	5.00%	03/01/2047	25	25,300
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2045	1,500	1,505,679
				3,417,160
Kentucky-0.33%
Kentucky (Commonwealth of) Economic Development Finance Authority, Series 2019 A, Ref. RB	5.00%	08/01/2044	5	5,135
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2041	1,115	1,140,406
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2045	1,240	1,264,294
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017, Ref. RB, (INS - AGM)(a)	4.00%	12/01/2041	360	352,884
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	5.00%	01/01/2045	1,000	1,001,657
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.25%	06/01/2041	1,000	1,016,929
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2045	80	75,664
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2042	5	5,506
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2043	65	71,070
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2044	5	5,429
Kentucky Bond Development Corp., Series 2018, RB	4.00%	09/01/2048	1,095	1,021,803
Kentucky Bond Development Corp. (Kentucky Communications Network Authority), Series 2019, RB, (INS - BAM)(a)	5.00%	09/01/2049	200	206,399
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2023 A, Ref. RB	5.00%	10/01/2041	50	53,879
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB	5.00%	05/15/2052	230	231,473
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB, (INS - AGM)(a)	5.00%	05/15/2047	1,015	1,049,983
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2016 A, RB	3.00%	05/15/2046	470	381,660
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2053	500	530,811
Louisville (City of) & Jefferson (County of), KY Visitors and Convention Commission, Series 2016, RB	3.13%	06/01/2041	940	832,900
Louisville (City of) & Jefferson (County of), KY Visitors and Convention Commission, Series 2016, RB, (INS - AGM)(a)	3.13%	06/01/2046	1,270	1,046,082
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
University of Kentucky, Series 2014 A, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	04/01/2044	$5	$4,787
Warren (County of), KY (Bowling Green - Warren County Community Hospital Corp.), Series 2024, RB	5.25%	04/01/2049	25	26,900
				10,325,651
Louisiana-0.81%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2019 A, Ref. RB	4.00%	02/01/2045	25	24,302
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(a)	5.00%	11/01/2047	2,000	2,013,633
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGM)(a)	5.00%	12/01/2042	2,750	2,811,863
Lafayette (Parish of), LA School Board, Series 2023, RB	4.00%	04/01/2048	25	24,938
Lafayette (Parish of), LA School Board, Series 2023, RB	4.00%	04/01/2053	75	73,680
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGM)(a)	5.00%	10/01/2048	3,500	3,541,425
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	3,285	3,361,708
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017, Ref. RB	4.00%	10/01/2041	20	19,261
Louisiana (State of) Public Facilities Authority (Franciscan Missionaries of Our Lady Health System), Series 2017 A, RB	5.00%	07/01/2047	1,025	1,033,724
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(a)	3.00%	06/01/2050	6,805	5,199,896
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2015, RB	4.00%	06/01/2045	40	38,297
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	4.00%	05/15/2042	205	200,515
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2042	30	30,538
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2046	5	5,059
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	3.00%	05/15/2047	1,000	770,914
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	4.00%	05/15/2049	1,910	1,777,654
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2048	1,000	1,063,322
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023, Ref. RB	5.00%	10/15/2052	70	74,016
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2048	110	115,630
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.25%	07/01/2053	760	806,595
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	1,000	1,044,274
Parish of East Baton Rouge Capital Improvements District, Series 2019, RB	4.00%	08/01/2044	30	29,417
Shreveport (City of), LA, Series 2019 B, RB, (INS - AGM)(a)	4.00%	12/01/2049	1,250	1,149,581
				25,210,242
Maine-0.21%
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2045	2,000	1,903,641
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2050	4,725	4,348,723
Maine (State of) Turnpike Authority, Series 2018, RB	5.00%	07/01/2047	15	15,416
Maine (State of) Turnpike Authority, Series 2020, RB	4.00%	07/01/2045	305	301,247
				6,569,027
Maryland-0.85%
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	9,510	9,674,163
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	600	622,814
Baltimore (County of), MD (Riderwood Village, Inc.), Series 2020, Ref. RB	4.00%	01/01/2045	1,000	936,788
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	07/01/2054	5	5,272
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.25%	07/01/2054	55	58,992
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Health System), Series 2015 A, Ref. RB	4.00%	05/15/2040	75	75,001
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health), Series 2015, Ref. RB	4.13%	07/01/2047	25	24,396
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University Maryland, Inc.), Series 2025, Ref. RB	5.00%	10/01/2054	675	710,553
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2042	$2,000	$2,047,295
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	1,100	1,120,504
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	3.75%	05/15/2047	235	217,954
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	4.00%	05/15/2047	540	503,892
Maryland (State of) Health & Higher Educational Facilities Authority (Medstar Health, Inc.), Series 2015, Ref. RB	4.00%	08/15/2045	165	159,994
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Health), Series 2020, RB	4.00%	07/01/2048	50	45,806
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017, RB	4.00%	07/01/2048	1,000	942,102
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2042	1,050	1,091,192
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2047	1,890	1,831,758
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2052	1,000	953,867
Maryland (State of) Stadium Authority, Series 2024, RB	4.00%	06/01/2049	280	270,632
Maryland (State of) Stadium Authority, Series 2024, RB	5.25%	06/01/2051	110	119,762
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	1,000	1,031,360
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	4.00%	06/01/2046	300	291,281
Maryland (State of) Transportation Authority, Series 2020, RB	4.00%	07/01/2045	500	488,119
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	1,295	1,380,265
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2051	1,000	1,054,977
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2042	580	646,135
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2043	5	5,535
Maryland Economic Development Corp. (College Park Leonardtown), Series 2024, RB, (INS - AGM)(a)	5.00%	07/01/2054	195	202,587
Montgomery (County of), MD, Series 2015, RB	4.00%	12/01/2044	10	9,893
				26,522,889
Massachusetts-4.53%
Massachusetts (Commonwealth of), Series 2015 A, RB	4.00%	06/01/2045	45	44,442
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	3.25%	09/01/2040	70	66,047
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2042	1,100	1,094,176
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2044	100	98,714
Massachusetts (Commonwealth of), Series 2015, GO Bonds	4.00%	05/01/2045	120	118,129
Massachusetts (Commonwealth of), Series 2016 B, RB	4.00%	06/01/2046	880	870,273
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2041	1,630	1,432,968
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2042	300	298,431
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2044	935	778,084
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2046	1,065	1,048,867
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2042	1,810	1,800,416
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	3.00%	09/01/2046	225	182,592
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2044	3,110	3,069,512
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	4,210	4,336,018
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2047	40	40,825
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.25%	04/01/2047	1,000	1,028,606
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	3.50%	06/01/2042	15	13,924
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	5,000	5,171,053
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	3.50%	02/01/2040	500	486,745
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2041	60	60,045
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2044	330	325,831
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	8,000	8,323,153
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2042	60	62,277
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2045	45	46,393
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2046	$20	$20,582
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2041	10	10,428
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2042	10	10,402
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2045	100	103,280
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.25%	09/01/2043	10	10,562
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	1,675	1,771,293
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2049	5,000	5,158,988
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2041	10	10,589
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2042	30	31,605
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2043	25	26,215
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2044	155	161,989
Massachusetts (Commonwealth of), Series 2019, GO Bonds	5.00%	05/01/2046	5	5,204
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	2.50%	03/01/2043	470	368,000
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	3.00%	03/01/2049	135	105,077
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2045	1,005	1,059,931
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2048	40	41,769
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	2,500	2,644,316
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	3,500	3,653,035
Massachusetts (Commonwealth of), Series 2021 A, GO Bonds	2.00%	03/01/2040	70	54,011
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	750	807,973
Massachusetts (Commonwealth of), Series 2021 B, GO Bonds	3.00%	04/01/2047	1,000	795,826
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2051	1,000	1,048,723
Massachusetts (Commonwealth of), Series 2021, Ref. RB	5.00%	06/01/2043	20	21,464
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	4.00%	02/01/2042	1,000	1,003,421
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	3.00%	02/01/2043	50	42,213
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2041	15	16,520
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2047	15	16,375
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2048	17,385	18,489,664
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2048	335	357,800
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2053	5	5,293
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2041	30	33,332
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2043	5	5,455
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2042	65	71,688
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2051	1,000	1,063,255
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2052	1,025	1,088,953
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2053	1,100	1,167,019
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2041	10	11,188
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2049	2,170	2,321,369
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2054	2,500	2,654,879
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2042	5	5,545
Massachusetts (Commonwealth of), Series 2024 A, Ref. RB	5.00%	06/01/2044	20	22,008
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2043	5	5,502
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2044	5	5,458
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2041	40	44,907
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2042	690	766,348
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2043	10	11,004
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2051	1,000	1,069,591
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2053	1,000	1,066,020
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2054	1,000	1,065,330
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2016 A, RB	5.00%	06/01/2041	25	25,425
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2047	25	25,576
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	5,000	5,258,683
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2023, RB	5.00%	06/01/2053	205	217,856
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	5,580	5,739,337
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2046	15	16,355
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.25%	07/01/2052	$1,000	$1,098,230
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	4.00%	07/01/2053	1,015	980,669
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2022 A, Ref. RB	5.00%	07/01/2052	730	776,009
Massachusetts (Commonwealth of) Development Finance Agency, Series 2017, Ref. RB	4.00%	04/01/2041	165	162,966
Massachusetts (Commonwealth of) Development Finance Agency, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,035	1,005,403
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2041	5	5,497
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024 T, RB	5.25%	03/01/2054	675	732,228
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 1999 P, RB	5.45%	05/15/2059	280	304,981
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017 T, Ref. RB	4.00%	07/01/2042	25	24,844
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	5.00%	07/01/2044	975	975,225
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	4.00%	07/01/2045	815	745,762
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2017, RB	4.00%	07/01/2047	430	390,047
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds), Series 2023, Ref. RB	5.25%	07/01/2048	1,725	1,822,139
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds), Series 2023, Ref. RB	5.25%	07/01/2052	1,820	1,903,730
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	4.00%	10/01/2046	145	142,745
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	5.00%	10/01/2046	4,500	4,592,385
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2043	15	15,409
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2041	2,665	2,716,873
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	2,000	2,024,740
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2016 A, RB	5.00%	01/01/2047	150	150,704
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	5.00%	10/01/2043	175	174,428
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	4.00%	10/01/2046	220	186,808
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2040	2,400	2,910,224
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham, Inc.), Series 2024 D, Ref. RB	5.00%	07/01/2054	150	159,616
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	1,605	1,739,013
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2015 O-1, RB	4.00%	07/01/2045	395	383,758
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2041	90	91,481
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2047	40	40,460
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2041	465	455,277
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2013, RB	4.00%	07/01/2043	470	445,590
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2016 I, Ref. RB	5.00%	07/01/2041	1,015	1,018,865
Massachusetts (Commonwealth of) Development Finance Agency (Southcoast Health System Obligated Group), Series 2021 G, Ref. RB	5.00%	07/01/2050	1,050	1,085,463
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University), Series 2021, RB	4.00%	07/01/2051	$700	$577,030
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care Obligated Group), Series 2025, Ref. RB	4.50%	07/01/2054	500	490,880
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2045	3,500	2,821,259
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2045	1,500	1,434,506
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2017 S, RB	4.00%	07/01/2046	145	142,606
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	4.00%	11/15/2046	5	4,930
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	3,415	3,476,697
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	155	154,881
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	5.25%	02/15/2048	1,000	1,039,149
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	1,000	1,039,149
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB	5.00%	02/15/2044	30	31,346
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	4.00%	08/15/2045	5	4,958
Massachusetts (Commonwealth of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	3,155	3,290,766
University of Massachusetts Building Authority, Series 2015-1, RB	4.00%	11/01/2045	30	29,671
University of Massachusetts Building Authority, Series 2017-1, RB	4.00%	11/01/2044	20	19,966
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	5,000	5,207,999
University of Massachusetts Building Authority, Series 2022-1, RB	4.00%	11/01/2046	5	4,901
				141,444,415
Michigan-1.82%
Eastern Michigan University, Series 2018 A, RB	4.00%	03/01/2047	195	180,464
Eastern Michigan University, Series 2018 A, RB, (INS - AGM)(a)	4.00%	03/01/2044	190	182,972
Great Lakes Water Authority, Series 2023 B, RB	5.25%	07/01/2053	65	70,747
Great Lakes Water Authority, Series 2023 C, RB	5.25%	07/01/2053	500	544,207
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2044	300	313,395
Lansing (City of), MI Board of Water & Light, Series 2021 A, RB	5.00%	07/01/2051	340	357,334
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2049	1,000	1,070,610
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2054	1,000	1,068,825
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.25%	07/01/2054	715	780,263
Michigan (State of), Series 2020 B, RB	4.00%	11/15/2045	1,300	1,284,198
Michigan (State of), Series 2020, RB	4.00%	11/15/2040	370	376,198
Michigan (State of), Series 2020, RB	5.00%	11/15/2045	135	143,641
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2044	1,055	1,045,318
Michigan (State of), Series 2021, RB	4.00%	11/15/2041	615	624,266
Michigan (State of), Series 2021, RB	4.00%	11/15/2046	2,390	2,359,214
Michigan (State of), Series 2023, RB	5.00%	11/15/2040	100	113,298
Michigan (State of), Series 2023, RB	5.00%	11/15/2042	1,000	1,107,639
Michigan (State of), Series 2023, RB	5.00%	11/15/2043	30	32,922
Michigan (State of), Series 2023, RB	5.50%	11/15/2044	1,005	1,136,692
Michigan (State of), Series 2023, RB	5.00%	11/15/2046	690	750,746
Michigan (State of), Series 2023, RB	5.25%	11/15/2049	1,020	1,118,869
Michigan (State of), Series 2023, RB	5.50%	11/15/2049	1,120	1,249,028
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	10/15/2045	800	805,275
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	10/15/2050	600	602,996
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	04/15/2041	825	842,736
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2046	5	5,086
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	1,000	1,064,711
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	4.00%	10/15/2052	1,000	946,688
Michigan (State of) Building Authority (Facilities Program), Series 2023 II, Ref. RB	4.00%	10/15/2047	300	288,209
Michigan (State of) Finance Authority, Series 2019 A, Ref. RB	5.00%	12/01/2041	175	184,574
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	1,000	1,007,498
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	4.00%	11/01/2046	435	409,551
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	4.00%	04/15/2042	1,000	984,492
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	5.00%	11/01/2043	$155	$159,493
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2041	1,000	1,016,908
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	1,410	1,283,756
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2019 A, RB	5.00%	11/15/2048	20	20,591
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2019 A, RB	4.00%	11/15/2050	1,175	1,074,056
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds), Series 2024, RB	4.38%	02/28/2054	870	834,327
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds), Series 2024, RB	5.50%	02/28/2057	540	582,693
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	4.00%	02/15/2044	1,005	954,290
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	4.00%	02/15/2047	115	107,288
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019, RB	4.00%	02/15/2050	10	9,210
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, RB	4.00%	12/01/2040	450	444,474
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016 MI-2, Ref. RB	4.00%	03/01/2051	100	92,078
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016, Ref. RB	5.00%	12/01/2045	1,000	1,009,825
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2042	1,500	1,539,622
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2040	1,610	1,584,721
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2046	615	588,433
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019 A, Ref. RB	3.00%	12/01/2049	2,575	1,955,187
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019 A, Ref. RB	4.00%	12/01/2049	550	510,209
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	4.00%	12/01/2048	2,500	2,331,010
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022, RB	4.00%	12/01/2047	1,110	1,056,362
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	2,000	2,070,911
Michigan (State of) Strategic Fund (Michigan Senate Offices), Series 2015 A, RB	4.00%	10/15/2047	335	320,132
Michigan State University Board of Trustees, Series 2019 B, RB	4.00%	02/15/2044	15	14,717
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2044	1,250	1,295,059
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2048	250	257,556
Michigan State University Board of Trustees, Series 2024 A, RB	5.00%	08/15/2049	100	107,620
Michigan State University Board of Trustees, Series 2024 A, RB	5.25%	08/15/2054	1,000	1,089,102
Pontiac School District, Series 2020, GO Bonds	4.00%	05/01/2050	200	188,713
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2047	5,000	5,318,833
University of Michigan, Series 2018 A, RB	5.00%	04/01/2048	1,005	1,032,733
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	2,500	2,583,391
Wayne (County of), MI Airport Authority, Series 2015 D, RB	5.00%	12/01/2045	1,000	1,004,176
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2021 A, RB	5.00%	12/01/2046	220	232,241
Wayne State University, Series 2018 A, RB	4.00%	11/15/2048	1,200	1,139,387
				56,861,766
Minnesota-0.48%
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2053	1,190	1,211,557
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2058	1,000	1,018,288
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2043	250	244,932
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2048	910	866,077
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2047	2,000	2,148,818
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2052	1,000	1,065,001
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 C, RB	5.00%	01/01/2041	1,000	1,022,050
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 C, RB	5.00%	01/01/2046	15	15,254
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	4.25%	01/01/2052	5	4,978
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	5.00%	01/01/2052	75	78,537
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024 A, RB	4.00%	01/01/2054	500	483,129
Minneapolis (City of), MN (Fairview Health Services), Series 2015 A, Ref. RB	5.00%	11/15/2044	100	100,097
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	4.00%	11/15/2048	$70	$62,184
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2041	935	940,713
Minnesota (State of), Series 2023, COP	5.00%	11/01/2042	510	563,615
Minnesota (State of), Series 2023, COP	5.00%	11/01/2043	290	317,766
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2042	80	90,264
Minnesota (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2041	15	17,028
Minnesota (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2043	75	84,170
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas), Series 2024 A, RB	4.13%	10/01/2053	75	70,268
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2047	290	313,632
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2054	480	511,342
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group), Series 2024, RB	4.00%	01/01/2049	580	550,455
Rochester (City of), MN (Mayo Clinic), Series 2022, Ref. RB	5.00%	11/15/2057	50	52,440
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	5.00%	05/01/2048	1,070	1,099,930
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	4.00%	05/01/2050	2,000	1,887,174
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2054	215	226,040
St. Paul (City of), MN Housing & Redevelopment Authority (Fairview Health Services), Series 2017 A, Ref. RB	4.00%	11/15/2043	70	63,168
St. Paul (City of), MN Housing & Redevelopment Authority (Fairview Health Services), Series 2017 A, Ref. RB	5.00%	11/15/2047	10	10,071
Western Minnesota Municipal Power Agency (Red Rock Hydroelectric), Series 2018, RB	5.00%	01/01/2049	10	10,253
				15,129,231
Mississippi-0.05%
Medical Center Educational Building Corp., Series 2017, Ref. RB	4.00%	06/01/2047	340	326,343
Mississippi (State of) Development Bank, Series 2015, Ref. RB, (INS - AGM)(a)	4.00%	03/01/2041	330	325,861
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2041	1,000	1,004,912
				1,657,116
Missouri-0.75%
Kansas (City of), MO, Series 2024 A, RB	5.00%	12/01/2048	200	214,748
Kansas (City of), MO, Series 2024 A, RB	4.00%	01/01/2049	250	242,322
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2042	40	41,193
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	750	767,202
Missouri (State of) Health & Educational Facilities Authority, Series 2020, RB	3.00%	06/01/2053	640	477,541
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2013 C, RB(d)	4.00%	01/01/2046	50	48,359
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2015 A, RB	4.00%	01/01/2045	550	544,548
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2017 D, RB(d)	4.00%	01/01/2048	60	57,234
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	4.00%	07/01/2046	185	176,713
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	3.00%	07/01/2051	2,500	1,955,037
Missouri (State of) Health & Educational Facilities Authority (Coxhealth), Series 2019, RB	4.00%	11/15/2049	30	28,110
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2012, RB	4.00%	11/15/2042	1,910	1,853,386
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.00%	11/15/2045	1,255	1,207,028
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.25%	11/15/2048	215	206,117
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	3.63%	11/15/2047	535	477,135
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	4.00%	11/15/2047	1,515	1,428,942
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	4.00%	11/15/2049	65	60,904
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.50%	12/01/2048	40	44,012
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.00%	12/01/2052	500	527,284
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2044	$925	$895,684
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2049	5,065	4,809,707
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	4.00%	06/01/2052	5,000	4,625,900
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2015 A, RB	4.00%	10/01/2042	20	20,003
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2042	215	210,463
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2018 A, Ref. RB	4.00%	11/15/2048	40	37,810
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2042	25	24,550
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2048	1,500	1,427,683
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	5.00%	12/01/2040	190	193,196
St. Charles County Francis Howell R-III School District, Series 2022, Ref. GO Bonds	5.00%	03/01/2042	250	267,232
St. Louis (City of), MO, Series 2024, RB, (INS - AGM)(a)	5.25%	07/01/2054	505	551,136
				23,421,179
Montana-0.10%
Missoula (City of), MT, Series 2019 A, RB	4.00%	07/01/2044	2,405	2,342,282
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2021, Ref. RB	3.00%	06/01/2050	800	626,740
				2,969,022
Nebraska-0.53%
Central Plains Energy Project (No. 3), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,300	1,427,522
Douglas (County of), NE Hospital Authority No. 3 (NE Methodist Health), Series 2015, Ref. RB	5.00%	11/01/2045	10	10,038
Fremont School District, Series 2022, GO Bonds, (INS - AGM)(a)	4.00%	12/15/2047	750	724,140
Gretna Public Schools, Series 2022, GO Bonds	4.00%	12/15/2047	10	9,770
Lincoln (City of), NE, Series 2015 A, Ref. RB	4.00%	09/01/2040	100	100,007
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	4.00%	02/01/2042	15	14,891
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2042	600	618,119
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	700	734,656
Omaha (City of), NE Public Power District, Series 2022 A, RB	4.25%	02/01/2047	2,455	2,479,434
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.00%	02/01/2047	1,250	1,331,737
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2048	2,050	2,233,958
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2053	2,000	2,154,816
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.25%	02/01/2053	2,000	2,154,816
Omaha (City of), NE Public Power District, Series 2024 C, RB	4.00%	02/01/2049	1,000	960,025
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	3.00%	05/15/2046	145	111,519
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	4.00%	05/15/2051	75	70,574
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2059	500	480,187
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2062	1,000	955,298
				16,571,507
Nevada-0.52%
Carson (City Of), NV (Carson Tahoe Regional Healthcare), Series 2017, Ref. RB	5.00%	09/01/2047	130	131,291
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2043	1,100	1,141,774
Clark (County of), NV, Series 2022, RB, (INS - AGM)(a)	4.00%	07/01/2040	475	482,233
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	2,355	2,428,773
Clark (County of), NV Department of Aviation, Series 2017 A-2, Ref. RB	5.00%	07/01/2040	1,035	1,068,120
Henderson (City of), NV, Series 2020 A-1, GO Bonds	4.00%	06/01/2045	685	676,806
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	1,740	1,802,552
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	4.00%	07/01/2049	2,360	2,227,140
Las Vegas (City of), NV Convention & Visitors Authority, Series 2023 A, RB	5.00%	07/01/2049	940	996,298
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	1,770	1,800,263
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2046	$1,155	$1,170,662
Las Vegas Valley Water District, Series 2022 A, GO Bonds	4.00%	06/01/2046	1,040	1,020,666
Reno (City of), NV, Series 2019 A-1, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2043	1,160	1,150,743
Washoe (County of), NV (Fuel Tax), Series 2018, Ref. RB	5.00%	02/01/2042	220	231,727
				16,329,048
New Hampshire-0.15%
New Hampshire (State of) Business Finance Authority, Series 2021 A, RB	4.00%	07/01/2051	1,500	1,417,284
New Hampshire (State of) Business Finance Authority (NCCD - Unr Properties LLC - University of Nevada, Reno Project), Series 2023 A, RB, (INS - BAM)(a)	5.25%	06/01/2051	300	320,540
New Hampshire (State of) Business Finance Authority (St. Elizabeth Medical Center, Inc.), Series 2021, RB	4.00%	05/01/2051	800	756,186
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGM)(a)	3.00%	08/15/2046	2,210	1,831,934
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGM)(a)	3.00%	08/15/2051	300	239,171
				4,565,115
New Jersey-3.25%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB	5.00%	08/15/2053	1,205	1,294,308
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2047	5,000	5,393,519
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.00%	11/01/2052	2,500	2,625,811
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2046	500	486,604
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2050	535	516,078
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	750	778,276
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	4.00%	11/01/2044	160	156,185
New Jersey (State of) Educational Facilities Authority, Series 2024 A-2, RB	5.00%	03/01/2043	260	289,745
New Jersey (State of) Educational Facilities Authority, Series 2024, Ref. RB	5.00%	03/01/2044	100	110,948
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	4.63%	09/01/2048	1,500	1,530,414
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	5.25%	09/01/2053	750	799,047
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 C, RB	4.00%	07/01/2047	5	5,011
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	4.00%	03/01/2053	1,610	1,614,179
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	5.25%	03/01/2054	2,200	2,428,279
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	3.00%	07/01/2050	1,000	762,692
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	4.00%	07/01/2050	2,800	2,591,559
New Jersey (State of) Health Care Facilities Financing Authority, Series 2016, Ref. RB	4.00%	07/01/2048	1,200	1,074,935
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2041	55	55,035
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2043	25	24,923
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, RB	5.00%	07/01/2041	15	16,691
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, RB	4.25%	07/01/2054	800	813,818
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2046	730	594,195
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2051	225	175,363
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2016, Ref. RB	4.00%	07/01/2041	1,235	1,235,671
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024 A, Ref. RB	4.13%	07/01/2054	385	363,666
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024 A, Ref. RB	5.25%	07/01/2054	50	54,755
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024, Ref. RB	5.25%	07/01/2049	20	22,054
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group), Series 2017, RB	5.00%	07/01/2042	$1,000	$1,024,712
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	1,605	1,632,257
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	4.00%	07/01/2045	360	353,452
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	3.00%	07/01/2051	1,000	796,665
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	4.00%	07/01/2051	610	585,605
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.25%	07/01/2054	25	27,155
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group), Series 2019, RB	3.00%	07/01/2049	345	270,466
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	4.25%	06/15/2044	1,085	1,085,018
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2044	1,200	1,170,362
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2044	1,500	1,551,156
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	3.50%	06/15/2046	520	460,120
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2050	1,300	1,248,164
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2046	2,840	2,922,427
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 A, RB	5.00%	06/15/2050	780	812,153
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2040	1,000	995,314
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2040	1,050	1,128,859
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2045	2,200	2,141,665
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	1,000	1,051,783
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	3.00%	06/15/2050	1,000	772,548
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2050	3,210	3,086,816
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2040	215	213,851
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2042	720	708,120
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	4.00%	06/15/2046	1,325	1,284,052
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 CC, RB	5.25%	06/15/2041	15	16,654
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2040	1,475	1,468,088
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2041	1,250	1,232,055
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2042	1,000	983,403
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	530	574,552
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2043	615	673,848
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2044	540	579,606
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2046	280	302,394
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	4.25%	06/15/2040	250	256,470
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.25%	06/15/2041	1,005	1,121,930
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.25%	06/15/2042	70	77,618
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2040	30	33,117
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	4.25%	06/15/2044	250	251,070
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2043	185	201,200
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2046	1,600	1,711,562
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.25%	06/15/2050	2,105	2,269,225
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.25%	06/15/2041	1,245	1,411,804
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.00%	06/15/2042	1,800	1,985,206
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2041	165	183,240
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2042	45	49,625
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2043	10	10,959
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2044	175	190,575
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	4.13%	06/15/2050	2,000	1,961,987
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.25%	06/15/2050	2,000	2,169,945
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	4.13%	06/15/2055	2,000	1,936,296
New Jersey (State of) Turnpike Authority, Series 2015 E, RB	4.00%	01/01/2045	20	19,774
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	5,740	5,765,588
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2051	5,450	5,356,782
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2042	$1,500	$1,649,623
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.25%	01/01/2043	1,500	1,530,347
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2046	5,400	5,835,390
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.50%	01/01/2048	1,795	1,846,391
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.25%	01/01/2052	3,500	3,821,935
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.00%	01/01/2043	20	22,143
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2043	1,430	1,584,566
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2044	10	10,954
Newark (City of), NJ (Mulberry Pedestrian Bridge Redevelopment), Series 2022, RB, (INS - AGM)(a)	6.00%	11/15/2062	1,000	1,155,063
South Jersey Transportation Authority, Series 2022 A, RB	5.25%	11/01/2052	195	207,319
				101,594,785
New Mexico-0.03%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2046	1,000	941,035
New York-22.27%
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	5.00%	11/01/2049	95	100,062
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2048	90	97,774
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2053	2,015	2,173,786
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2045	3,000	2,439,754
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2050	8,750	6,697,130
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	4.00%	04/01/2050	3,000	2,766,600
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds), Series 2023, RB	5.25%	07/01/2052	110	113,587
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	994,664
Dutchess County Local Development Corp. (Bard College), Series 2020 A, Ref. RB	5.00%	07/01/2051	1,015	1,028,816
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	195	187,387
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	5.00%	07/01/2042	1,700	1,743,024
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	4.00%	07/01/2046	130	124,994
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group), Series 2022 A, Ref. RB	5.25%	12/01/2052	800	833,056
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	285	289,436
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	5,140	5,281,814
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2044	1,550	1,536,747
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, (INS - AGM)(a)	4.00%	02/15/2047	2,890	2,872,033
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2041	35	35,502
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	1,130	1,155,544
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2046	25	25,510
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	1,300	1,343,451
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	1,230	1,263,519
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2041	15	16,848
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2049	2,000	2,155,235
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2054	2,000	2,134,142
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.25%	09/01/2054	1,000	1,088,173
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB, (INS - AGM)(a)	5.00%	09/01/2053	2,500	2,667,510
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2021 A-1, RB	4.00%	11/15/2045	500	468,190
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2021 A-1, RB	4.00%	11/15/2046	1,000	932,901
Metropolitan Transportation Authority, Series 2013 B, RB	4.00%	11/15/2043	720	696,277
Metropolitan Transportation Authority, Series 2015 B, RB	4.00%	11/15/2045	370	353,682
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2041	1,690	1,670,085
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2046	25	23,096
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2042	2,280	2,214,318
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2046	315	291,958
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2042	65	63,683
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2043	225	217,305
Metropolitan Transportation Authority, Subseries 2015 A-1, RB	5.00%	11/15/2045	15	15,007
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2051	$1,380	$1,308,944
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2052	1,000	947,406
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	3.50%	11/15/2041	355	302,462
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.00%	11/15/2041	20	20,192
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	1,040	1,047,682
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	1,300	1,325,299
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	4.00%	11/15/2043	160	153,531
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	4.00%	11/15/2048	20	18,349
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	5.25%	11/15/2057	750	768,015
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2047	1,000	1,023,661
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	11/15/2052	3,525	3,608,145
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2040	25	26,341
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2042	55	57,350
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - AGM)(a)	4.00%	11/15/2047	370	353,815
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(a)	5.00%	11/15/2043	275	287,537
Metropolitan Transportation Authority (Green Bonds), Series 2019, RB, (INS - AGM)(a)	4.00%	11/15/2046	5	4,791
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2045	5	4,682
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2051	2,900	2,645,907
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2041	520	521,728
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2044	25	24,085
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2050	5,005	4,702,130
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	2,485	2,541,785
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.00%	11/15/2050	2,240	2,303,299
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	6,000	6,272,902
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2044	95	99,073
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-3, RB	4.00%	11/15/2049	1,000	926,915
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	4.00%	11/15/2045	1,795	1,681,608
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2049	3,250	3,467,900
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	4.00%	11/15/2051	515	488,483
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.25%	11/15/2054	785	853,148
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2043	25	26,834
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2044	15	16,006
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.25%	11/15/2049	210	226,131
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	4.00%	11/15/2044	700	667,196
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2047	500	537,202
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2048	10	10,708
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2041	10	11,200
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2042	10	11,083
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2051	500	532,113
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	2,355	2,396,381
Monroe County Industrial Development Corp. (Highland Hospital of Rochester), Series 2017, RB	5.00%	12/01/2046	65	65,461
Monroe County Industrial Development Corp. (Rochester Regional Health), Series 2020, Ref. RB	4.00%	12/01/2046	40	36,680
Monroe County Industrial Development Corp. (University of Rochester), Series 2017 C, Ref. RB	4.00%	07/01/2043	485	482,049
Monroe County Industrial Development Corp. (University of Rochester), Series 2017, Ref. RB	4.00%	07/01/2043	155	154,057
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	2,760	2,648,722
Monroe County Industrial Development Corp. (University of Rochester), Series 2023 A, RB	5.00%	07/01/2053	15	16,077
Nassau (County of), NY, Series 2013 A, GO Bonds	4.00%	04/01/2043	30	29,804
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGM)(a)	5.00%	04/01/2049	5,000	5,243,264
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	4.00%	10/15/2045	1,045	1,035,182
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2041	55	56,354
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.25%	12/01/2042	275	233,663
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2049	1,000	977,697
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	11/01/2041	15	15,077
New York & New Jersey (States of) Port Authority, Series 2020-222, Ref. RB	4.00%	07/15/2040	2,070	2,099,074
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2049	1,055	1,135,631
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2054	1,000	1,070,757
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2043	25	24,816
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	$5,590	$5,730,787
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2048	1,000	1,072,892
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	1,000	1,065,476
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2043	85	93,522
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2049	15	16,160
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2041	10	11,310
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2042	20	22,390
New York & New Jersey (States of) Port Authority, Two Hundred Forty One Series 2023, RB	5.00%	07/15/2041	25	27,958
New York & New Jersey (States of) Port Authority, Two Hundred Sixteenth Series 2019, RB	4.00%	09/01/2049	20	19,567
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Four Series 2021, Ref. RB	4.00%	07/15/2061	500	470,837
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2040	100	101,830
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2041	100	101,133
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	2,400	2,464,655
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	4,955	5,082,701
New York (City of), NY, Series 2016 B-1, GO Bonds	4.00%	12/01/2043	65	63,761
New York (City of), NY, Series 2017 B-1, GO Bonds	4.00%	10/01/2041	985	975,813
New York (City of), NY, Series 2018 E-1, GO Bonds	4.00%	03/01/2042	5	4,914
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2042	110	115,909
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2043	190	199,525
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	25	26,564
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	35	36,988
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2041	40	40,166
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2041	340	341,754
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2042	20	20,030
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	3,700	3,889,246
New York (City of), NY, Series 2021 F-1, GO Bonds	3.00%	03/01/2041	100	84,983
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	200	214,058
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	225	219,102
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2041	40	43,849
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2040	5	5,587
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2041	65	71,911
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2042	105	114,925
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2046	40	42,720
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2044	25	26,943
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	130	137,426
New York (City of), NY, Series 2024 A, GO Bonds	4.13%	08/01/2053	3,200	3,104,388
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2042	150	165,015
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2043	75	81,761
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2044	65	70,347
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2048	15	16,283
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2049	15	16,237
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2053	15	16,207
New York (City of), NY, Series 2024 C, GO Bonds	4.13%	03/01/2054	230	222,893
New York (City of), NY, Series 2024 C-1, GO Bonds	5.25%	09/01/2046	1,000	1,096,456
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2047	1,000	1,071,456
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2048	1,005	1,074,157
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2043	75	81,812
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2044	1,005	1,088,290
New York (City of), NY, Series 2024 D, GO Bonds	4.00%	04/01/2045	230	225,810
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2054	105	113,471
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2040	220	231,845
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2042	15	14,714
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	25	26,150
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2044	10	10,384
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	1,115	1,153,619
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	10	10,295
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Subseries 2018 F-1, GO Bonds	3.50%	04/01/2046	$190	$166,326
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2040	55	55,323
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2041	30	31,676
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	1,000	994,696
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	460	482,287
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2044	315	310,951
New York (City of), NY, Subseries 2020 B-1, GO Bonds	3.00%	10/01/2044	55	44,156
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	775	873,732
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	505	563,089
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	580	640,834
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	345	377,971
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	2,250	2,420,881
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	85	93,776
New York (City of), NY, Subseries 2022 D-1, GO Bonds	4.50%	05/01/2049	20	20,389
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2041	55	60,647
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	1,605	1,767,059
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2044	3,095	3,382,841
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,590	1,717,503
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	1,575	1,508,730
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2043	100	109,432
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2044	5	5,430
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2050	885	959,671
New York (City of), NY, Subseries 2024 C-1, GO Bonds	4.00%	09/01/2052	1,200	1,146,487
New York (City of), NY Educational Construction Fund, Series 2021 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	04/01/2052	2,000	2,091,512
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2046	5,115	4,045,689
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	03/01/2040	10	8,737
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	03/01/2049	5,000	3,843,905
New York (City of), NY Municipal Water Finance Authority, Series 2012, RB	4.00%	06/15/2047	1,520	1,492,267
New York (City of), NY Municipal Water Finance Authority, Series 2013 EE, RB	4.25%	06/15/2047	75	74,999
New York (City of), NY Municipal Water Finance Authority, Series 2013, RB	3.75%	06/15/2047	130	116,582
New York (City of), NY Municipal Water Finance Authority, Series 2014 AA, Ref. RB	4.00%	06/15/2044	140	139,997
New York (City of), NY Municipal Water Finance Authority, Series 2014 CC, RB	4.00%	06/15/2045	30	29,999
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	4.00%	06/15/2046	10	9,874
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	3.00%	06/15/2046	435	346,524
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	4.00%	06/15/2046	15	14,812
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	4.00%	06/15/2046	250	246,859
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	5.00%	06/15/2046	25	25,388
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB, RB	3.38%	06/15/2045	465	418,680
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB-1, RB	5.00%	06/15/2046	100	102,444
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-1, RB	5.00%	06/15/2048	30	30,690
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.00%	06/15/2047	45	45,943
New York (City of), NY Municipal Water Finance Authority, Series 2018 CC-1, RB	4.00%	06/15/2048	140	136,850
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	3.63%	06/15/2048	480	427,744
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2040	1,315	1,380,413
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	95	99,611
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	5,090	5,376,094
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-2, Ref. RB	4.00%	06/15/2041	55	54,972
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	1,000	1,034,557
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.25%	06/15/2049	335	349,660
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2040	855	916,646
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2042	700	698,208
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	1,000	769,828
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	2,000	1,941,751
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	5.00%	06/15/2050	1,005	1,053,648
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	$1,460	$1,456,263
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-3, Ref. RB	4.00%	06/15/2042	205	203,541
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	4.00%	06/15/2042	65	64,537
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	4.00%	06/15/2041	800	800,194
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	40	42,790
New York (City of), NY Municipal Water Finance Authority, Series 2020, RB	3.00%	06/15/2050	1,000	768,413
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	3.50%	06/15/2048	140	124,517
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	3,000	3,160,897
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	4.00%	06/15/2051	5,010	4,825,409
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	3.00%	06/15/2044	1,100	915,954
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	9,155	9,808,467
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	1,000	963,156
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	1,105	1,178,319
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	5.00%	06/15/2052	2,395	2,523,751
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	60	64,314
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2046	5,000	5,003,005
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2047	1,500	1,500,169
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.00%	06/15/2047	5,000	5,349,794
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	2,500	2,718,592
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2046	5	5,374
New York (City of), NY Municipal Water Finance Authority, Series 2024, RB	5.00%	06/15/2048	310	333,913
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE, Ref. RB	4.00%	06/15/2040	50	50,178
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	4.00%	06/15/2049	2,500	2,440,134
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	5.00%	06/15/2049	6,165	6,435,407
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2041	1,085	1,084,454
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	1,000	1,096,132
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.25%	06/15/2048	1,500	1,634,801
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.00%	06/15/2053	1,500	1,595,486
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	1,000	1,081,916
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2044	5	5,434
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	50	54,593
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-1, RB	5.25%	06/15/2054	2,235	2,423,971
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-2, Ref. RB	5.00%	06/15/2046	475	513,499
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB(c)(d)	5.00%	03/27/2025	10	10,014
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2043	25	25,044
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	4.00%	07/15/2044	90	88,292
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	4.00%	07/15/2040	865	864,676
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	90	91,072
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	4.00%	07/15/2045	5	4,897
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2042	35	34,790
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2042	95	93,770
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2043	50	49,090
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2042	125	123,382
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	30	30,804
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	15	15,353
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2042	1,100	1,130,531
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	3.25%	05/01/2043	1,480	1,293,614
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	4.00%	05/01/2044	95	93,196
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2040	195	200,458
New York (City of), NY Transitional Finance Authority, Series 2017, RB	4.00%	02/01/2044	30	29,791
New York (City of), NY Transitional Finance Authority, Series 2018 A, RB	4.00%	08/01/2041	465	465,439
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2041	745	777,391
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2042	455	450,407
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2043	245	241,042
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2043	10	10,401
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2045	60	62,153
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	3.50%	07/15/2047	820	722,414
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2043	65	67,605
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	3.63%	07/15/2047	$635	$572,391
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2041	550	553,659
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2042	545	546,802
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2043	30	29,972
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2041	70	70,518
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2043	20	19,981
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2045	440	433,967
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	3.00%	11/01/2047	100	79,194
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	5,000	5,052,231
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2042	1,650	1,655,765
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2045	1,725	1,693,342
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2041	15	15,105
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2040	50	50,554
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2041	50	50,335
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	200	214,293
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2043	10	9,876
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2044	80	78,898
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	80	64,331
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2047	50	48,571
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	11/01/2050	15	11,554
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2040	50	44,037
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2041	65	56,059
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2040	750	758,606
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2041	205	206,517
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2042	1,640	1,643,547
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	1,010	997,290
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	970	946,359
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	2,000	1,922,735
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	2.25%	02/01/2051	300	178,833
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	645	494,899
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2041	30	32,770
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	750	827,995
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	10	10,767
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	785	841,392
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2048	1,250	1,206,627
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2041	5	5,438
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2042	80	86,388
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2043	630	675,506
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	435	464,486
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2047	325	343,414
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2040	3,000	3,039,544
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	3,005	3,030,540
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2042	3,000	3,007,457
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	2,260	2,413,193
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2047	3,535	3,433,285
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	3,600	3,803,968
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2040	240	267,037
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2041	1,000	1,101,096
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2042	1,725	1,883,864
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2043	710	768,392
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	790	850,408
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2045	200	214,602
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	680	726,040
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2047	300	319,334
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2048	400	424,934
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	4.00%	05/01/2053	1,000	951,751
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	2,065	2,186,061
New York (City of), NY Transitional Finance Authority, Series 2023 C, RB	5.50%	05/01/2053	1,000	1,099,726
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2040	$5,000	$5,579,612
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	5,000	5,510,396
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2041	2,060	2,262,935
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	2,000	2,178,235
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	1,275	1,378,552
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2044	2,005	2,157,766
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2045	2,000	2,144,708
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	2,545	2,749,563
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2041	15	16,584
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	525	569,022
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	215	232,778
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	1,000	1,082,687
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	4.38%	05/01/2053	5,000	4,998,340
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2040	260	293,927
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2041	10	11,179
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2042	1,515	1,675,959
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2044	1,000	1,088,091
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2045	5	5,412
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2046	1,000	1,077,109
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2047	1,000	1,074,164
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2048	1,000	1,071,724
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.25%	05/01/2049	1,000	1,089,968
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2050	1,000	1,069,340
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	4.00%	05/01/2051	500	477,886
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2043	5	5,583
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2044	5	5,440
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.50%	05/01/2052	1,000	1,110,076
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2040	570	641,093
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2041	235	261,483
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2040	80	89,746
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2041	80	88,807
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	330	359,507
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	500	536,071
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2047	315	336,860
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2049	500	532,850
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.25%	02/01/2053	3,720	4,032,137
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2042	30	33,048
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2043	500	545,749
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2047	1,000	1,070,989
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.25%	05/01/2048	1,000	1,087,594
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2041	55	61,198
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2045	15	16,183
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2040	400	452,195
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2042	5	5,531
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2045	5	5,412
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2047	1,100	1,181,581
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.50%	11/01/2049	1,000	1,112,178
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	4.13%	11/01/2053	1,000	969,542
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2053	1,825	1,948,064
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	4.00%	08/01/2041	2,075	2,076,168
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	3.00%	08/01/2042	370	313,549
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	4.00%	02/01/2041	130	130,053
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2042	175	177,223
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	3.25%	02/01/2042	480	425,277
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2040	395	414,798
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	40	41,775
New York (City of), NY Transitional Finance Authority, Subseries 2019 S1B, RB	3.00%	07/15/2049	100	78,304
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2040	400	449,943
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	$1,005	$1,119,350
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2042	1,000	1,107,198
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2043	1,000	1,098,537
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	2,080	2,309,262
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2046	1,000	1,063,841
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	1,400	1,505,910
New York (State of), Series 2013 A, GO Bonds	3.50%	03/01/2043	30	27,567
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	07/01/2045	465	467,067
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2040	135	137,987
New York (State of) Dormitory Authority, Series 2016 A, RB	4.00%	07/01/2041	40	39,995
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2040	1,020	1,047,851
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	25	25,567
New York (State of) Dormitory Authority, Series 2017 A, RB	4.00%	03/15/2046	1,000	968,287
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2040	285	295,141
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2046	685	663,520
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2041	65	67,606
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2040	1,000	1,052,657
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2043	445	438,840
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2048	120	115,035
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	1,200	1,236,195
New York (State of) Dormitory Authority, Series 2019 A, RB	4.00%	07/01/2045	1,505	1,462,166
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	1,000	1,050,868
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	680	711,245
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2043	25	26,063
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2044	15	15,582
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2047	1,000	1,033,662
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	4,000	3,191,975
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	03/15/2049	40	31,127
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2050	1,315	1,246,355
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	4,000	3,749,475
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2041	1,450	1,288,350
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2042	575	500,811
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2043	1,015	1,003,500
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2040	1,305	1,313,375
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	285	302,626
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	4,150	4,006,715
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2049	500	480,583
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2040	5	5,047
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2041	175	175,175
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2042	540	539,322
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2044	50	53,070
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2044	1,680	1,656,019
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2047	100	96,927
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2048	230	222,119
New York (State of) Dormitory Authority, Series 2021, Ref. RB	3.00%	03/15/2050	580	447,445
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2040	1,000	1,010,678
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2041	2,225	2,425,390
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2042	235	234,705
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2043	20	19,850
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	1,150	1,222,053
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	3.50%	03/15/2052	855	744,909
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	05/01/2052	1,750	1,824,551
New York (State of) Dormitory Authority, Series 2022, Ref. RB	4.00%	05/01/2045	40	38,462
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2041	75	82,973
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2042	10	11,013
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	4.00%	03/15/2043	25	25,086
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	4.00%	03/15/2049	1,000	971,078
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2042	10	11,111
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2044	$45	$49,035
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2049	625	667,359
New York (State of) Dormitory Authority, Series 2024 A, RB	5.50%	05/01/2049	100	109,061
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2053	500	533,371
New York (State of) Dormitory Authority, Series 2024 A, RB	5.50%	05/01/2056	100	108,654
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2041	325	362,000
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2042	210	231,774
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	485	530,815
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2044	880	956,137
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2045	30	32,434
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2046	40	43,045
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2048	500	545,916
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2049	10	10,899
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2052	3,850	4,178,846
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2054	1,355	1,289,284
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.50%	07/01/2054	3,830	4,278,839
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2049	1,000	1,070,652
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2051	1,300	1,392,033
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	4.00%	03/15/2054	930	890,855
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2054	1,000	1,068,931
New York (State of) Dormitory Authority, Series 2024, RB	5.25%	07/01/2054	375	395,543
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2040	25	26,365
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 A, RB	4.00%	03/15/2046	10	9,710
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 A, RB	4.00%	03/15/2048	500	482,154
New York (State of) Dormitory Authority (Bid Group 5), Series 2020 A, Ref. RB	3.00%	03/15/2050	5,100	3,927,388
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2040	275	289,134
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2043	20	20,815
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2040	45	46,972
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2042	50	51,847
New York (State of) Dormitory Authority (Bidding Group 3), Series 2021 E, Ref. RB	3.00%	03/15/2041	1,205	1,070,743
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	1,010	1,042,752
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	4.00%	03/15/2047	1,635	1,582,482
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	4.00%	03/15/2044	95	92,797
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2042	1,500	1,498,116
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2046	225	218,797
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	500	509,528
New York (State of) Dormitory Authority (Columbia University), Series 2017 A, RB	5.00%	10/01/2047	625	728,236
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	6,500	6,779,768
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	750	761,314
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2046	1,080	1,047,197
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	2,000	1,901,486
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	5,645	5,867,421
New York (State of) Dormitory Authority (Group 4), Series 2020 A, Ref. RB	4.00%	03/15/2044	1,000	979,380
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	4.00%	07/01/2040	90	84,925
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	1,045	1,046,819
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	2,000	1,586,507
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2042	110	113,179
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB	4.00%	09/01/2050	30	26,850
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB, (INS - AGM)(a)	3.00%	09/01/2050	335	252,459
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	4.00%	07/01/2043	2,540	2,450,254
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,009,949
New York (State of) Dormitory Authority (New School (The)), Series 2022 A, Ref. RB	4.00%	07/01/2047	75	71,605
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	4.00%	07/01/2043	790	782,510
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	2,510	2,644,345
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	3.00%	07/01/2041	$260	$226,972
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2046	1,775	1,736,667
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	5,000	5,271,932
New York (State of) Dormitory Authority (North Shore-Long Island Jewish Obligated Group), Series 2015 A, Ref. RB(c)(d)	4.13%	05/01/2025	5	5,010
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	4.25%	05/01/2052	6,000	5,722,433
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	4.00%	07/01/2044	10	9,713
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	5.00%	07/01/2049	80	82,435
New York (State of) Dormitory Authority (Rockefeller University), Series 2022 A, Ref. RB	4.00%	07/01/2042	215	215,077
New York (State of) Dormitory Authority (St. John’s University), Series 2021 A, Ref. RB	4.00%	07/01/2048	1,750	1,629,283
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	1,000	924,723
New York (State of) Dormitory Authority (Wagner College), Series 2022, Ref. RB	5.00%	07/01/2057	2,000	1,906,305
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2042	2,500	2,559,788
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2050	3,000	3,015,436
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2045	1,500	1,481,226
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2050	2,220	2,146,678
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2055	2,500	2,406,029
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	3.25%	11/15/2060	3,620	2,825,253
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2047	1,500	1,459,577
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2061	330	311,836
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGM)(a)	5.00%	11/15/2053	35	37,393
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGM)(a)	5.13%	11/15/2058	1,200	1,292,442
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,620	1,637,630
New York (State of) Thruway Authority, Series 2016 A, RB	4.00%	01/01/2051	5	4,708
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2051	125	126,207
New York (State of) Thruway Authority, Series 2016 A, RB	4.00%	01/01/2056	165	154,993
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	4,005	4,053,392
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	1,010	967,898
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2046	720	571,838
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2050	30	28,495
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2053	410	302,958
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	4.00%	01/01/2045	1,325	1,288,442
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	4.00%	01/01/2050	1,000	960,587
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	3.00%	01/01/2053	640	479,443
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2048	20	15,586
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	3,400	2,622,891
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2050	215	163,116
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	3.00%	03/15/2049	8,315	6,482,790
New York (State of) Thruway Authority, Series 2022 A, Ref. RB	4.00%	03/15/2050	390	377,243
New York (State of) Thruway Authority, Series 2022 A, Ref. RB	4.13%	03/15/2052	1,050	1,024,242
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2042	10	11,087
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2043	205	225,521
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	265	284,221
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	4.00%	03/15/2049	60	58,265
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	5.00%	03/15/2040	1,010	1,114,846
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	4.00%	03/15/2044	10	9,949
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	990	1,047,513
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2057	1,155	1,106,592
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2042	705	707,172
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2056	240	230,484
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	150	164,453
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	80	87,108
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	1,130	1,205,886
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	$1,025	$1,087,339
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2045	385	380,181
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2058	3,000	2,852,624
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2059	495	469,503
New York (State of) Thruway Authority (Bidding Group 5), Series 2022 A, Ref. RB	4.00%	03/15/2051	1,000	963,674
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2041	25	25,205
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2042	510	512,163
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2044	5	4,968
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB	5.00%	12/15/2050	1,000	1,083,718
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB	5.00%	06/15/2053	1,000	1,083,459
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	280	265,972
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	3,000	3,012,463
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	2,000	1,662,473
New York Liberty Development Corp., Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	1,000	756,535
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	2,000	1,953,780
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.50%	09/15/2052	10	8,314
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.80%	09/15/2069	1,500	1,388,652
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	2,000	1,584,096
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.88%	11/15/2046	5,000	3,692,122
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	1,000	743,774
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2045	2,000	1,959,509
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2049	5,500	5,303,027
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	4.00%	06/15/2047	5,000	4,961,369
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	5,000	5,333,638
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2045	1,055	1,047,622
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2040	50	52,361
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2042	95	98,827
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2043	40	41,504
New York State Urban Development Corp., Series 2019 A, RB	4.00%	03/15/2048	755	731,291
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2040	20	21,425
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2043	625	616,349
New York State Urban Development Corp., Series 2019, RB	4.00%	03/15/2046	700	684,485
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,069,536
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	160	170,228
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2045	2,335	2,287,260
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2049	3,055	2,953,155
New York State Urban Development Corp., Series 2020 A, RB	3.00%	03/15/2050	2,000	1,540,152
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2041	3,025	3,029,220
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	1,000	1,046,867
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2049	1,005	971,496
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2047	175	140,234
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2048	10	7,932
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2050	50	38,574
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2040	1,060	948,620
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2042	1,115	1,113,666
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	25	26,458
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	1,065	1,122,260
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2048	400	317,275
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	1,000	1,099,823
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	3.00%	03/15/2040	900	800,767
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	3.00%	03/15/2041	30	26,214
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	3.00%	03/15/2042	80	68,911
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2042	20	21,979
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	$310	$302,810
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2045	730	711,195
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2046	1,505	1,451,169
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2043	540	535,958
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2045	1,000	982,161
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2044	1,005	993,271
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2046	1,000	976,531
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2047	1,000	974,885
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2041	1,000	1,000,828
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2043	15	14,849
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2044	10	9,833
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	1,000	980,586
New York State Urban Development Corp. (Bidding Group 4), Series 2021 A, Ref. RB	3.00%	03/15/2050	1,000	770,044
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	25	26,571
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2050	90	95,307
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2052	1,230	1,309,981
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2063	1,000	1,054,717
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2040	4,550	4,543,315
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2041	1,030	1,015,626
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2044	1,555	1,192,651
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	20	21,019
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2047	1,525	1,487,964
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2049	55	53,095
Suffolk (County of), NY Water Authority, Series 2018 A, RB	4.00%	06/01/2041	30	30,123
Suffolk (County of), NY Water Authority, Series 2018 A, RB	3.25%	06/01/2043	640	580,202
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2044	500	427,774
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2045	200	169,563
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	4,000	4,072,073
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	3,000	3,048,034
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2042	100	103,094
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2047	15	15,381
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	3,000	3,150,531
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2042	30	32,947
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2047	60	64,189
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2041	20	22,265
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2042	5,020	5,460,129
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	2,560	2,759,621
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2049	2,000	2,141,041
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.00%	05/15/2054	2,000	1,902,339
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2054	50	53,288
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2059	2,000	2,154,948
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.13%	05/15/2064	2,000	1,897,867
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2064	2,000	2,147,060
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2046	110	116,491
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2056	5,000	5,134,998
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	50	53,538
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.25%	11/15/2053	145	157,852
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, RB	4.50%	05/15/2052	75	76,315
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2043	25	27,462
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.25%	05/15/2054	45	49,064
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds), Subseries 2022 D-2, RB	5.50%	05/15/2052	160	175,959
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	9,675	10,039,310
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2044	35	36,357
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2046	25	25,886
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	4.00%	11/15/2048	$2,500	$2,377,278
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2041	50	50,081
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2042	500	498,309
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	1,250	1,307,395
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	4.00%	11/15/2056	1,500	1,393,223
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	1,500	1,571,552
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	3,000	3,159,323
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	4.00%	05/15/2052	5,775	5,516,274
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2052	175	188,376
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2043	1,000	1,081,733
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	1,000	1,075,551
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	500	532,126
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	1,000	1,064,252
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	4.00%	05/15/2057	10,000	9,447,095
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.25%	05/15/2062	1,000	1,065,073
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	5.00%	05/15/2048	1,375	1,469,138
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGM)(a)	5.00%	11/01/2051	1,500	1,566,263
				695,403,999
North Carolina-0.74%
Brunswick (City of), NC, Series 2020, RB	3.00%	04/01/2046	500	399,783
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	2,000	2,174,247
Charlotte (City of), NC, Series 2023 A, RB	5.00%	07/01/2053	10	10,652
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	2,000	2,040,646
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019 A, RB	5.00%	07/01/2049	1,750	1,813,715
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	3.00%	07/01/2046	500	393,114
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	4.00%	07/01/2051	750	725,421
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2022 A, RB	4.00%	07/01/2052	3,500	3,393,687
Charlotte (City of), NC (Transit), Series 2021 A, Ref. COP	3.00%	06/01/2048	1,000	789,096
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	4.00%	01/15/2043	20	19,805
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2016, Ref. RB	4.00%	01/15/2045	155	149,936
Fayetteville (City of), NC, Series 2023, RB	4.50%	03/01/2049	750	767,578
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	100	102,207
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	4.00%	06/01/2042	10	10,006
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2013, Ref. RB	4.00%	11/01/2046	1,045	1,011,267
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019 A, RB	4.00%	11/01/2049	1,225	1,150,777
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019, RB	4.00%	11/01/2052	1,000	932,320
North Carolina (State of) Medical Care Commission (Rex Healthcare), Series 2020 A, RB	3.00%	07/01/2045	1,000	830,227
North Carolina (State of) Medical Care Commission (Wake Forest Baptist Obligated Group), Series 2012 A, RB	4.00%	12/01/2045	85	81,733
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	2,500	2,520,805
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGM)(a)	4.00%	01/01/2041	50	50,002
North Carolina (State of) Turnpike Authority (Triangle Expressway System), Series 2024, RB, (INS - AGM)(a)	5.00%	01/01/2058	2,000	2,114,761
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	5.00%	01/01/2043	15	15,647
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGM)(a)	5.00%	01/01/2049	1,075	1,107,313
Raleigh (City of), NC Combined Enterprise System, Series 2016 A, RB	4.00%	03/01/2046	45	44,823
University of North Carolina at Chapel Hill, Series 2019, RB	5.00%	02/01/2049	430	475,874
Wake (County of), NC Industrial Facilities & Pollution Control Financing Authority (Duke Energy Progress, Inc.), Series 2013, Ref. RB	4.00%	06/01/2041	85	85,000
				23,210,442
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota-0.14%
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB	4.00%	12/01/2046	$55	$48,367
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB	4.00%	12/01/2051	125	107,644
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2046	1,650	1,286,060
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2051	555	407,354
University of North Dakota, Series 2021 A, COP, (INS - AGM)(a)	3.00%	06/01/2061	3,500	2,490,962
				4,340,387
Ohio-1.69%
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2047	110	104,641
Allen (County of), OH (Mercy Health), Series 2015 A, Ref. RB	4.00%	11/01/2044	1,115	1,069,098
Allen (County of), OH (Mercy Health), Series 2015 A, Ref. RB	4.25%	11/01/2045	20	19,678
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	4.00%	12/01/2040	470	458,641
American Municipal Power, Inc. (Combined Hydroelectric), Series 2016 A, Ref. RB	5.00%	02/15/2041	45	45,567
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2046	2,000	2,019,591
Berea City School District, Series 2017, GO Bonds, (INS - BAM)(a)	4.00%	12/01/2053	15	14,328
Brunswick City School District, Series 2023, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2060	175	187,677
Butler (County of), OH (UC Health), Series 2016, Ref. RB	5.00%	11/15/2045	470	471,330
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	4.00%	12/01/2042	1,045	992,362
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2042	130	131,402
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2052	10	10,022
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2057	1,000	1,001,644
Cuyahoga Community College District, Series 2018, GO Bonds	4.00%	12/01/2042	5	4,963
Dublin City School District (Construction and Improvement), Series 2019, GO Bonds	3.63%	12/01/2048	45	39,917
Franklin (County of), OH, Series 2018 A, RB	4.00%	05/15/2047	990	936,858
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2043	15	15,616
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	520	537,036
Franklin (County of), OH, Series 2019 A, RB	4.00%	12/01/2044	100	97,012
Franklin (County of), OH, Series 2019 A, RB	4.00%	12/01/2049	50	46,383
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2015, RB	4.00%	11/01/2045	10	9,822
Franklin (County of), OH (OhioHealth Corp.), Series 2015, RB	4.13%	05/15/2045	90	89,496
Franklin (County of), OH (Trinity Health Credit Group), Series 2017 A, RB	5.00%	12/01/2047	100	101,882
Franklin (County of), OH (Trinity Health Credit Group), Series 2017, RB	4.00%	12/01/2046	175	167,440
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center), Series 2019, RB	5.00%	12/01/2051	750	719,608
Greater Cincinnati (Port of), OH Development Authority, Series 2024, Ref. RB, (INS - AGM)(a)	4.25%	12/01/2048	1,000	986,373
Greater Cincinnati (Port of), OH Development Authority, Series 2024, Ref. RB, (INS - AGM)(a)	4.38%	12/01/2058	430	427,415
Hamilton (County of), OH (Cincinnati Children’s Hospital), Series 2019 CC, RB	5.00%	11/15/2049	5,900	6,521,930
Hamilton (County of), OH (Trihealth, Inc. Obligated Group), Series 2017 A, RB	4.25%	08/15/2047	80	78,378
Hamilton (County of), OH (Trihealth, Inc. Obligated), Series 2020, Ref. RB	3.75%	08/15/2050	175	157,286
Licking Heights Local School District, Series 2022, GO Bonds	5.50%	10/01/2059	9,000	9,725,594
Marysville (City of), OH, Series 2016, Ref. RB, (INS - BAM)(a)	4.00%	12/01/2046	10	9,834
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	3,500	3,449,853
Middleburg Heights (City of), OH (Southwest General Health Center), Series 2020, Ref. RB	4.00%	08/01/2047	800	721,655
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2046	300	284,530
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2051	1,000	927,530
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2016, RB	4.00%	08/01/2047	50	46,384
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	3.00%	08/01/2051	1,270	932,201
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	2,280	2,088,301
North Ridgeville City School District, Series 2024, GO Bonds	4.50%	12/01/2061	2,000	1,999,946
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2043	145	144,628
Ohio (State of), Series 2014 A, Ref. RB	4.00%	01/15/2044	660	636,889
Ohio (State of), Series 2019, RB	4.00%	01/01/2041	95	94,479
Ohio (State of), Series 2019, RB	4.00%	01/01/2043	225	221,456
Ohio (State of), Series 2019, RB	3.55%	01/01/2046	5	4,615
Ohio (State of), Series 2019, RB	4.00%	01/01/2046	115	111,460
Ohio (State of), Series 2020 A, Ref. RB	3.00%	01/15/2045	180	143,236
Ohio (State of), Series 2020 A, Ref. RB	5.00%	01/15/2050	5	5,093
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016, Ref. RB	4.00%	01/15/2046	240	224,339
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) (University Hospitals Health System, Inc.), Series 2020 A, Ref. RB	4.00%	01/15/2050	$2,250	$2,060,000
Ohio (State of) (University Hospitals Health System, Inc.), Series 2021 A, Ref. RB	3.00%	01/15/2046	45	35,229
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University), Series 2021, Ref. RB	4.00%	12/01/2044	5	4,913
Ohio (State of) Higher Educational Facility Commission (John Carroll University 2022), Series 2022, Ref. RB	4.00%	10/01/2052	35	28,983
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2016, Ref. RB	4.00%	07/01/2044	1,190	1,121,857
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.25%	10/01/2053	45	48,641
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	500	528,778
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	1,000	1,048,675
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	1,000	1,068,455
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	06/01/2044	80	84,508
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	1,030	1,086,580
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	1,000	1,047,974
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2046	250	267,140
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2040	75	84,187
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 A, RB	5.00%	12/01/2047	20	21,734
Ohio State University (The), Series 2023, RB	5.25%	12/01/2046	825	911,844
Ohio State University (The) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2048	1,440	1,396,018
Ross (County of), OH (Adena Health System Obligated Group), Series 2019, Ref. RB	5.00%	12/01/2049	5	5,085
University of Cincinnati, Series 2024 A, RB	5.25%	06/01/2049	5	5,431
Worthington City School District, Series 2023, GO Bonds	5.00%	12/01/2048	2,555	2,737,247
				52,828,698
Oklahoma-0.49%
Creek (County of), OK Educational Facilities Authority (Sapulpa Public Schools), Series 2024, RB, (INS - BAM)(a)	4.00%	09/01/2044	420	415,154
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2041	35	38,683
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2042	15	16,438
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2042	1,000	1,105,686
Oklahoma (State of) Municipal Power Authority, Series 2016 A, Ref. RB, (INS - AGM)(a)	3.13%	01/01/2041	635	555,699
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	4.00%	01/01/2042	185	185,557
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	1,755	1,786,526
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2047	370	359,051
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2043	2,000	2,047,802
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	4.00%	01/01/2048	1,030	1,016,773
Oklahoma (State of) Turnpike Authority, Series 2023, RB	4.50%	01/01/2053	100	101,438
Oklahoma (State of) Turnpike Authority, Series 2023, RB	5.50%	01/01/2053	2,700	2,930,890
Oklahoma (State of) Water Resources Board, Series 2023 B, RB	4.13%	10/01/2053	25	24,812
Oklahoma (State of) Water Resources Board, Series 2024 C, RB	4.00%	10/01/2049	30	29,299
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2021, RB	5.00%	04/01/2051	30	31,516
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2023, RB	4.00%	04/01/2048	1,000	982,871
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2024, RB	5.00%	04/01/2049	1,000	1,078,432
University of Oklahoma (The), Series 2015 C, RB	4.00%	07/01/2045	45	43,066
University of Oklahoma (The), Series 2021 A, RB, (INS - AGM)(a)	5.00%	07/01/2046	2,520	2,656,123
University of Oklahoma (The), Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2049	40	42,722
				15,448,538
Oregon-0.83%
Deschutes County Hospital Facilities Authority, Series 2016, Ref. RB	5.00%	01/01/2048	2,265	2,270,913
Deschutes County Hospital Facilities Authority, Series 2020, RB	3.00%	01/01/2051	25	18,260
Deschutes Public Library District, Series 2021, GO Bonds	3.00%	12/01/2041	10	8,634
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2045	5	5,191
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2050	$25	$25,730
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(a)	4.00%	08/15/2045	7,000	6,704,279
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(a)	3.00%	08/15/2050	3,000	2,236,324
Multnomah County School District No. 1, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.50%	06/15/2044	20	17,923
Oregon (State of) (Article XI-G OHSU), Series 2016 C, GO Bonds	5.00%	08/01/2041	35	35,690
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	3,000	3,101,236
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	2,580	2,658,193
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2041	120	133,719
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2043	10	11,025
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	4.00%	11/15/2042	60	60,185
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2042	835	888,506
Oregon (State of) Facilities Authority (Legacy Health), Series 2022 A, RB	5.00%	06/01/2052	2,500	2,615,240
Oregon (State of) Facilities Authority (Willamette University), Series 2021 A, Ref. RB	4.00%	10/01/2051	2,000	1,672,304
Oregon Health & Science University, Series 2016 B, Ref. RB	4.00%	07/01/2046	40	39,376
Oregon Health & Science University (Green Bonds), Series 2021 A, Ref. RB	3.00%	07/01/2051	1,000	751,982
Portland (City of), OR, Series 2019 A, RB	5.00%	05/01/2044	5	5,261
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2047	375	403,519
Salem Hospital Facility Authority (Salem Health), Series 2019, Ref. RB	3.00%	05/15/2049	40	31,240
Salem Hospital Facility Authority (Salem Health), Series 2019, Ref. RB	4.00%	05/15/2049	65	60,220
University of Oregon, Series 2020 A, RB	5.00%	04/01/2050	2,000	2,077,827
				25,832,777
Pennsylvania-4.05%
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	3,875	3,739,549
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2049	5,000	4,718,395
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2044	2,130	2,007,648
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2047	2,785	2,837,528
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	5.00%	06/01/2043	40	41,488
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	4.00%	06/01/2048	240	232,203
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.75%	06/01/2047	2,030	2,283,015
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	3.00%	08/15/2050	450	340,653
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	4.00%	08/15/2050	5	4,566
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2021, RB	3.00%	08/15/2053	810	593,190
Bucks (County of), PA Water and Sewer Authority, Series 2022 A, RB, (INS - AGM)(a)	5.25%	12/01/2047	20	21,773
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System), Series 2020 A, RB	4.00%	09/01/2050	5,250	4,921,352
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB	4.00%	12/01/2046	300	287,351
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB	4.00%	12/01/2051	680	639,814
Cumberland (County of), PA Municipal Authority (Penn State Health), Series 2019, RB	4.00%	11/01/2049	250	227,607
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2042	1,000	1,027,870
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare), Series 2018, Ref. RB	4.00%	07/15/2048	240	196,507
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	4.00%	02/15/2047	2,005	1,927,540
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	4.00%	04/01/2050	1,130	1,059,830
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	2,500	2,571,904
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGM)(a)	5.00%	03/15/2048	1,000	1,054,190
Lancaster (City of), PA, Series 2016, Ref. GO Bonds, (INS - AGM)(a)	4.00%	11/01/2046	5	4,913
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2046	2,000	2,058,506
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	1,000	1,020,357
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2046	1,500	1,518,054
Lancaster School District, Series 2023, GO Bonds, (INS - BAM)(a)	4.00%	04/01/2040	2,880	2,924,444
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	4.00%	07/01/2043	75	71,338
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.13%	07/01/2040	730	714,702
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.25%	07/01/2045	$755	$733,972
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB	5.00%	07/01/2044	70	72,410
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	3.25%	07/01/2049	455	364,204
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	4.00%	07/01/2049	1,000	912,483
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018 A, Ref. RB	4.00%	09/01/2049	165	150,285
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2044	1,000	942,559
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2049	1,000	910,820
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2057	1,000	1,025,383
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living), Series 2018 A, Ref. RB	5.00%	12/01/2048	45	45,200
Mt. Lebanon Hospital Authority (St. Clair Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	10	9,283
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2047	850	870,126
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2016, Ref. RB	4.00%	08/15/2040	100	97,023
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB	5.25%	08/15/2053	375	398,973
Pennsylvania (Commonwealth of), Series 2018 A, Ref. COP	4.00%	07/01/2046	50	47,136
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2042	355	392,180
Pennsylvania (Commonwealth of) (Bid Group C), First Series 2023, GO Bonds	4.00%	09/01/2042	5	5,023
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	250	257,668
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2042	50	48,216
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2020 A-1, RB	4.00%	04/15/2045	40	37,910
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2020 A-1, RB	3.50%	04/15/2050	145	122,369
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2015 B, RB	4.00%	03/15/2045	10	9,559
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2015, RB	4.00%	03/15/2040	35	34,632
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	3.00%	10/15/2046	10,090	8,078,545
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	4.00%	10/15/2051	8,555	7,808,736
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	4.00%	02/15/2042	3,500	3,409,954
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University), Series 2024, RB	5.00%	08/01/2049	900	963,235
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University), Series 2024, RB	4.00%	08/01/2054	500	483,522
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2016 AT-1, RB	3.00%	06/15/2045	560	440,961
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	2,000	2,038,826
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	4.00%	02/15/2043	450	450,064
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	1,160	1,188,653
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	4.00%	08/15/2045	445	437,488
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 C, Ref. RB	4.00%	08/15/2041	65	65,054
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2042	845	838,806
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	4.00%	08/15/2041	290	290,971
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	3.00%	08/15/2047	$545	$448,617
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	4.00%	08/15/2049	30	27,997
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2049	1,435	1,476,977
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	1,000	1,062,408
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2040	5	5,591
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2040	30	33,919
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2041	15	16,783
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2042	255	285,746
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	4.00%	12/01/2041	1,995	1,995,973
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 B, RB	5.00%	12/01/2040	270	272,245
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 B, RB	5.00%	12/01/2045	25	25,164
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	3.38%	12/01/2041	435	400,292
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2041	690	700,047
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2046	1,385	1,403,660
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2046	90	90,350
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2042	280	287,327
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2047	20	20,439
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2042	815	834,588
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.25%	06/01/2047	1,000	1,024,907
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2040	425	441,229
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	55	57,096
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2043	385	402,816
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	1,585	1,645,406
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2043	985	1,032,253
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	5,000	5,205,396
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	395	418,461
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	125	130,278
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	4.00%	12/01/2049	1,175	1,102,510
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2049	30	31,485
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB, (INS - AGM)(a)	4.00%	12/01/2049	860	823,805
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2045	30	31,994
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2050	25	26,407
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	3.00%	12/01/2042	95	81,346
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2043	100	98,287
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2044	165	160,548
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	100	96,587
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2046	450	431,297
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2050	685	640,372
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2046	10	10,724
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	1,125	1,194,774
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	1,040	986,437
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	660	636,149
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2046	1,195	1,145,334
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2051	440	408,612
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	500	534,587
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	105	110,964
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	4.00%	12/01/2051	60	55,897
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	445	477,216
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	3.00%	12/01/2051	955	728,021
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	4.00%	12/01/2051	940	887,316
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	515	560,293
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	1,435	1,554,244
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2048	1,000	1,081,387
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2053	35	37,501
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.25%	12/01/2053	$555	$604,806
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.00%	12/01/2047	5	5,386
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.00%	12/01/2049	35	37,474
Pennsylvania State University (The), Series 2023, RB	5.25%	09/01/2048	500	550,220
Pennsylvania State University (The), Series 2023, RB	5.25%	09/01/2053	500	545,409
Philadelphia (City of), PA, Series 2017 A, RB	5.00%	10/01/2047	5	5,110
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	125	130,606
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2049	55	56,908
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	1,500	1,581,793
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	2,400	2,506,206
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	4.50%	09/01/2048	2,000	2,032,118
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.50%	09/01/2053	2,000	2,201,458
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGC)(a)	5.25%	09/01/2049	215	235,045
Philadelphia (City of), PA, Sixteenth Series 2020 A, RB, (INS - AGM)(a)	4.00%	08/01/2045	1,015	985,701
Philadelphia (City of), PA, Sixteenth Series 2020 A, RB, (INS - AGM)(a)	5.00%	08/01/2050	50	52,183
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.00%	07/01/2045	30	32,377
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	4.00%	07/01/2049	245	235,826
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.25%	07/01/2049	10	10,865
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University), Series 2022, RB	5.25%	11/01/2052	550	590,831
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	4.00%	09/01/2042	505	482,501
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,950	1,992,198
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	4.00%	09/01/2047	10	9,226
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	1,500	1,520,326
Philadelphia School District (The), Series 2018 B, GO Bonds	5.00%	09/01/2043	235	242,578
Philadelphia School District (The), Series 2018 B, GO Bonds, (INS - AGM)(a)	4.00%	09/01/2043	360	356,438
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2044	110	114,214
Philadelphia School District (The), Series 2021 A, GO Bonds	4.00%	09/01/2046	190	179,846
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2015 A, RB	4.00%	08/15/2045	1,600	1,503,367
Southcentral Pennsylvania General Authority (Wellspan Health Obligated Group), Series 2019, Ref. RB	4.00%	06/01/2049	10	9,299
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019 A, Ref. RB	5.00%	06/01/2049	250	255,477
Westmoreland (County of), PA Municipal Authority, Series 2016, Ref. RB, (INS - BAM)(a)	5.00%	08/15/2042	690	694,321
				126,468,688
Rhode Island-0.11%
Rhode Island (State of), Series 2022 A, GO Bonds	4.13%	08/01/2042	45	45,731
Rhode Island Health & Educational Building Corp., Series 2017 A, RB	4.00%	09/15/2047	945	868,087
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group), Series 2024, RB	5.25%	05/15/2049	325	343,892
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	2,000	2,019,845
Rhode Island Health & Educational Building Corp. (Providence College), Series 2023, RB	5.00%	11/01/2053	20	21,006
				3,298,561
South Carolina-0.95%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2047	1,000	1,079,096
Charleston (City of), SC, Series 2024 A, RB	5.00%	01/01/2049	870	955,552
Columbia (City of), SC, Series 2016 B, Ref. RB	4.00%	02/01/2041	50	50,083
Greenville (City of), SC Health System, Series 2014 B, RB	4.00%	05/01/2044	35	33,152
Lexington County Health Services District, Inc. (Lexington Medical Center), Series 2016, RB	4.00%	11/01/2046	5	4,690
Rock Hill (City of), SC, Series 2024 A, RB	5.00%	01/01/2064	500	527,935
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2020, Ref. RB	4.00%	12/01/2044	$970	$931,261
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2022 A, RB	4.00%	04/01/2052	280	262,865
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2018, RB	5.00%	11/01/2043	1,000	1,030,945
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2024, Ref. RB	4.25%	11/01/2054	1,000	983,810
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2040	25	28,275
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	4.00%	11/01/2042	15	14,880
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2045	35	39,181
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	4.50%	11/01/2054	1,595	1,590,414
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	1,000	1,025,765
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2048	15	15,236
South Carolina (State of) Jobs-Economic Development Authority (Anmed Health), Series 2023, RB	4.25%	02/01/2048	1,445	1,430,334
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2054	1,500	1,648,084
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	4.00%	12/01/2045	45	43,311
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2050	65	65,086
South Carolina (State of) Public Service Authority, Series 2015 E, Ref. RB	5.25%	12/01/2055	2,500	2,517,701
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2040	500	500,911
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	3.00%	12/01/2041	1,095	886,258
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2042	505	497,869
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	500	525,224
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2043	120	126,975
South Carolina (State of) Public Service Authority, Series 2021 B, RB	4.00%	12/01/2051	40	37,576
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2051	1,250	1,295,729
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2043	35	34,288
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2044	2,025	2,149,000
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2047	6,600	6,310,953
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2043	65	70,769
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.25%	12/01/2054	1,100	1,177,628
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2049	65	68,999
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	4.00%	04/15/2043	210	202,810
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	5.00%	04/15/2048	300	304,767
Spartanburg County School District No. 4, Series 2022 A, GO Bonds	5.25%	03/01/2052	185	198,785
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	1,010	1,070,511
University of South Carolina (Campus Village), Series 2021 A, RB	4.00%	05/01/2051	60	57,896
				29,794,604
South Dakota-0.13%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	4.00%	07/01/2042	35	33,476
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	5.00%	07/01/2046	1,500	1,525,810
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	5.25%	07/01/2054	45	48,748
South Dakota (State of) Health & Educational Facilities Authority (Monument Health), Series 2020 A, Ref. RB	3.00%	09/01/2045	100	80,184
South Dakota (State of) Health & Educational Facilities Authority (Monument Health), Series 2020 A, Ref. RB	4.00%	09/01/2050	5	4,702
South Dakota (State of) Health & Educational Facilities Authority (Regional Health), Series 2017, RB	5.00%	09/01/2040	1,300	1,334,943
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Dakota-(continued)
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2014 B, RB	4.00%	11/01/2044	$100	$94,865
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2040	990	984,784
				4,107,512
Tennessee-0.87%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Catholic Health Services), Series 2024, Ref. RB	5.25%	12/01/2049	35	37,343
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2044	385	362,110
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	1,700	1,802,954
Cleveland (City of), TN Health & Educational Facilities Board (Hamilton Healthcare System, Inc.), Series 2024, RB	5.00%	08/15/2049	20	20,923
Cleveland (City of), TN Health & Educational Facilities Board (Hamilton Healthcare System, Inc.), Series 2024, RB	4.25%	08/15/2054	350	331,087
Jackson (City of), TN, Series 2015, Ref. RB	4.00%	04/01/2041	105	99,446
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	4.00%	01/01/2042	330	320,381
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2047	100	100,833
Knox (County of), TN Health, Educational & Housing Facility Board (East Tennesse Choldren’s Hospital), Series 2019, Ref. RB	4.00%	11/15/2043	10	9,442
Knox (County of), TN Health, Educational & Housing Facility Board (East Tennesse Choldren’s Hospital), Series 2019, Ref. RB	4.00%	11/15/2048	140	128,024
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	4.00%	07/01/2049	5	4,730
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	10	10,343
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.00%	07/01/2052	770	807,110
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	1,005	1,063,722
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2042	15	15,033
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, RB	5.25%	05/15/2049	1,000	1,096,781
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2016 A, Ref. RB	5.00%	10/01/2045	135	135,677
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2019, Ref. RB	5.25%	10/01/2058	20	20,313
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2040	3,000	3,042,928
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	2,750	2,766,881
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	4.00%	07/01/2047	1,000	931,253
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	2,000	2,023,394
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	4.00%	10/01/2054	1,000	986,832
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGM)(a)	5.25%	07/01/2048	2,000	2,172,352
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGM)(a)	5.25%	07/01/2053	645	694,085
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGM)(a)	5.25%	07/01/2056	2,000	2,143,678
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2048	20	21,480
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2053	295	313,716
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Tennessee (State of) School Bond Authority, Series 2017 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	$3,000	$3,058,888
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	2,500	2,674,159
				27,195,898
Texas-12.32%
Aldine Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	175	168,582
Aldine Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	40	38,798
Aldine Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	455	433,727
Aledo Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	35	37,188
Aledo Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	5	5,268
Alvin Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	25	24,154
Argyle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	135	144,050
Argyle Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	150	143,623
Arlington (City of), TX, Series 2018 A, RB, (INS - AGM)(a)	4.00%	02/15/2044	5	4,886
Arlington (City of), TX, Series 2018 A, RB, (INS - AGM)(a)	5.00%	02/15/2048	1,000	1,018,577
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	30	29,280
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	100	96,554
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	500	474,237
Arlington Higher Education Finance Corp. (KIPP Texas, Inc.), Series 2018, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	70	66,413
Arlington Higher Education Finance Corp. (KIPP Texas, Inc.), Series 2019, RB, (CEP - Texas Permanent School Fund)	3.00%	08/15/2049	1,010	756,152
Arlington Higher Education Finance Corp. (Lifeschool of Dallas), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.13%	08/15/2049	595	588,152
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2019, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	1,065	1,040,082
Arlington Higher Education Finance Corp. (Trinity Basin Preparatory, Inc.), Series 2023, RB, (CEP - Texas Permanent School Fund)	4.50%	08/15/2053	45	45,742
Aubrey Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	75	73,143
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	1,000	1,020,774
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	2,320	2,354,660
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2044	25	26,222
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	40	41,564
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2045	520	550,551
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	730	765,486
Austin (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	15	15,842
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2048	80	85,965
Austin (City of), TX, Series 2023, Ref. RB	5.25%	11/15/2053	1,015	1,102,093
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2053	600	643,414
Austin Community College District, Series 2015, GO Bonds	4.00%	08/01/2040	1,030	1,023,878
Austin Community College District, Series 2023, GO Bonds	5.00%	08/01/2048	65	69,270
Austin Community College District, Series 2023, GO Bonds	5.25%	08/01/2053	130	140,648
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2043	2,000	2,169,476
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2048	1,540	1,595,242
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2040	150	165,902
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2041	5	5,492
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2043	110	110,065
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2049	1,130	1,221,317
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/01/2049	550	607,434
Azle Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	175	169,997
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Azle Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	$285	$269,403
Barbers Hill Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	60	60,713
Barbers Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,250	1,214,262
Barbers Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	1,505	1,496,721
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	25	26,702
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,100	1,162,374
Belton Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	150	143,820
Bexar (County of), TX, Series 2016 A, Ctfs. Of Obligation	4.00%	06/15/2045	15	14,940
Bexar (County of), TX, Series 2016, Ctfs. Of Obligations	3.00%	06/15/2041	55	47,848
Bexar (County of), TX, Series 2017, Ref. GO Bonds	4.00%	06/15/2041	15	15,020
Bexar (County of), TX, Series 2018, Ctfs. of Obligations	4.00%	06/15/2045	25	24,629
Bexar (County of), TX, Series 2019, Ctfs. of Obligations	4.00%	06/15/2046	70	68,727
Bexar (County of), TX, Series 2022 B, GO Bonds	4.63%	06/15/2045	5	5,155
Bexar (County of), TX Hospital District, Series 2018, Ctfs. Of Obligations	4.00%	02/15/2043	25	24,360
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	5.00%	02/15/2047	10	10,238
Board of Regents of Stephen F. Austin State University, Series 2019 A, RB	4.00%	10/15/2048	20	19,113
Board of Regents of the University of North Texas System, Series 2018 A, RB	4.00%	04/15/2050	105	100,162
Board of Regents of the University of Texas System, Series 2017 B, RB	3.38%	08/15/2044	75	66,191
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2049	5,885	6,805,083
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2043	265	288,970
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	4.13%	08/15/2054	500	497,359
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2041	120	135,015
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2042	180	201,063
Board of Regents of the University of Texas System, Series 2024 B, RB	4.00%	08/15/2054	500	485,145
Brazoria (County of), TX, Series 2021, Ctfs. Of Obligation	4.00%	03/01/2046	35	34,086
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	15	16,021
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,035	995,331
Cedar Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	1,000	960,121
Central Texas Regional Mobility Authority, Series 2016, Ref. RB	3.38%	01/01/2041	845	758,803
Central Texas Regional Mobility Authority, Series 2020 B, Ref. RB	5.00%	01/01/2045	5	5,208
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	1,000	1,043,890
Central Texas Regional Mobility Authority, Series 2020 E, RB	4.00%	01/01/2050	1,505	1,417,814
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	1,010	1,061,026
Central Texas Regional Mobility Authority, Series 2021 B, RB	4.00%	01/01/2051	1,055	989,157
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2044	10	9,695
Chapel Hill Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	3,005	2,880,315
Cleveland Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	20	19,022
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	7,000	6,940,639
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	25	23,989
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2018, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	510	509,698
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	335	329,354
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	450	432,945
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2054	570	541,934
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Clifton Higher Education Finance Corp. (International Leadership of Texas), Series 2022, RB, (CEP - Texas Permanent School Fund)	4.25%	08/15/2052	$5	$4,982
Clifton Higher Education Finance Corp. (International Leadership of Texas), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	75	73,933
Clifton Higher Education Finance Corp. (International Leadership of Texas), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.13%	08/15/2049	50	49,199
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	345	335,136
Conroe Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	1,500	1,462,868
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	25	28,139
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	25	27,824
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,000	971,410
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	1,005	1,077,428
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	20	22,083
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	1,000	967,590
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2050	1,000	1,001,510
Corpus Christi (City of), TX, Series 2015, RB	4.13%	07/15/2045	125	122,204
Corpus Christi (City of), TX, Series 2024, Ref. RB	5.00%	07/15/2049	60	64,054
Corpus Christi (City of), TX, Series 2024, Ref. RB	4.25%	07/15/2054	1,325	1,279,057
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	740	791,808
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	3,000	2,982,994
Crowley Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/01/2054	1,600	1,591,277
Cypress-Fairbanks Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2041	120	103,138
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	775	775,325
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 A, Ref. RB	4.00%	11/01/2046	25	24,161
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	4.00%	11/01/2045	2,000	1,941,193
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2047	440	469,479
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2044	30	32,567
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.25%	11/01/2048	1,015	1,108,386
Dallas (City of), TX, Series 2016 A, Ref. RB	4.00%	10/01/2041	500	500,760
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	1,000	1,024,845
Dallas (City of), TX, Series 2018 C, RB	4.00%	10/01/2043	690	690,392
Dallas (City of), TX, Series 2021 C, RB	3.00%	10/01/2046	165	134,682
Dallas (City of), TX, Series 2023 A, RB	5.00%	10/01/2047	6,000	6,498,247
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	1,700	1,782,722
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	3,775	4,013,384
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	200	191,932
Del Valle Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	06/15/2045	555	542,274
Del Valle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	06/15/2047	520	504,092
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	500	552,753
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	750	823,101
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	1,350	1,472,809
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	760	815,677
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	1,115	1,184,089
Dickinson Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	30	29,829
Duncanville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	85	90,679
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Duncanville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2054	$170	$165,558
Eagle Mountain & Saginaw Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	20	19,220
Eagle Mountain & Saginaw Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2054	115	109,893
Ector (County of), TX, Series 2024, Ctfs. of Obligations	4.00%	02/15/2047	100	96,686
El Paso (City of), TX, Series 2016, GO Bonds	4.00%	08/15/2042	490	483,350
El Paso (City of), TX, Series 2019, Ctfs. Of Obligations	4.00%	08/15/2044	110	106,702
El Paso (City of), TX, Series 2021 B, GO Bonds	4.00%	08/15/2047	90	86,792
El Paso (City of), TX, Series 2021 C, Ctfs. of Obligation	4.00%	08/15/2047	275	265,211
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2046	5,000	5,267,380
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2052	50	52,158
El Paso (City of), TX, Series 2023, RB	5.25%	03/01/2049	60	64,615
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,385	1,363,503
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)(c)	4.00%	08/15/2048	25	24,039
Elgin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2049	1,000	971,131
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,070	1,042,497
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	1,000	957,869
Forney Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	95	100,748
Forney Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	50	47,874
Fort Bend (County of), TX, Series 2023, GO Bonds	5.25%	03/01/2053	45	48,767
Fort Worth (City of), TX, Series 2023, RB	4.25%	02/15/2053	50	49,075
Fort Worth Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	5	5,136
Fort Worth Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	95	92,054
Fort Worth Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	25	24,285
Fort Worth Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	10	10,721
Friendswood Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.00%	02/15/2051	1,000	581,445
Frisco Independent School District, Series 2012 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2042	425	352,628
Frisco Independent School District, Series 2014, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	975	974,955
Garland (City of), TX, Series 2019, Ref. RB	5.00%	03/01/2044	395	409,932
Garland (City of), TX, Series 2019, Ref. RB	4.00%	03/01/2049	590	563,578
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	20	21,785
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	2,385	2,555,788
Georgetown (City of), TX, Series 2022, RB, (INS - AGM)(a)	5.00%	08/15/2042	25	26,675
Georgetown (City of), TX, Series 2022, RB, (INS - AGM)(a)	4.25%	08/15/2047	55	54,081
Georgetown Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	1,000	994,499
Georgetown Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	410	439,538
Grand Parkway Transportation Corp., Series 2020, Ref. RB	4.00%	10/01/2045	185	173,759
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2043	10,265	10,619,369
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2048	220	226,372
Greater Texas Cultural Education Facilities Finance Corp., Series 2024, RB	5.25%	06/01/2049	490	510,675
Greater Texas Cultural Education Facilities Finance Corp., Series 2024, RB	5.25%	06/01/2054	305	315,732
Greater Texoma Utility Authority (City of Sherman), Series 2023 A, RB, (INS - BAM)(a)	5.25%	10/01/2048	20	21,437
Greater Texoma Utility Authority (City of Sherman), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2049	150	157,984
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Greater Texoma Utility Authority (City of Sherman), Series 2024, RB, (INS - BAM)(a)	4.38%	10/01/2054	$40	$39,882
Greenwood Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	175	186,570
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2041	10	10,173
Harris (County of), TX, Series 2023 A, GO Bonds	4.25%	09/15/2048	4,515	4,566,977
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2041	5	5,032
Harris (County of), TX, Series 2024, Ctfs. of Obligations	4.00%	09/15/2049	1,000	976,628
Harris (County of), TX, Series 2024, Ctfs. Of Obligations	5.00%	09/15/2054	1,010	1,084,936
Harris (County of), TX Flood Control District, Series 2020 A, GO Bonds	4.00%	10/01/2045	1,030	1,013,411
Harris (County of), TX Flood Control District (Green Bonds), Series 2022 A, GO Bonds	4.25%	10/01/2047	285	286,804
Harris (County of), TX Flood Control District (Green Bonds), Series 2023 A, GO Bonds	4.00%	09/15/2048	925	904,455
Harris (County of), TX Port Authority of Houston, Series 2021, RB	5.00%	10/01/2051	190	200,151
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2048	1,765	1,877,927
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2053	2,000	2,121,852
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2048	800	762,931
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2045	1,375	1,333,286
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	3.00%	08/15/2050	1,000	760,344
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2050	1,015	958,924
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2049	1,030	1,124,329
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2054	1,005	1,091,266
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2015, RB	4.00%	12/01/2045	715	686,569
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022 A, Ref. RB	4.13%	07/01/2052	8,100	7,684,615
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022, Ref. RB	5.00%	07/01/2052	20	20,814
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2021 A, RB	4.00%	10/01/2042	5	4,844
Hays Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	75	79,549
Hidalgo (County of), TX, Series 2018 A, Ctfs. of Obligations	4.00%	08/15/2043	350	340,873
Highland Park Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	30	29,070
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2042	5	5,146
Houston (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	5	5,187
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2043	3,500	3,485,038
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	3,500	3,694,625
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2049	3,000	2,861,163
Houston (City of), TX, Series 2021 A, Ref. RB	4.00%	11/15/2046	50	48,587
Houston (City of), TX, Series 2024 A, GO Bonds	5.25%	03/01/2049	1,410	1,536,214
Houston (City of), TX, Series 2024 A, Ref. RB	5.25%	11/15/2049	670	729,993
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2040	25	25,037
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	2,565	2,728,385
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	2,000	1,923,813
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2041	1,225	1,243,512
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	870	870,107
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2044	20	21,780
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	800	771,953
Hutto (City of), TX, Series 2017, Ctfs. Of Obligations, (INS - AGM)(a)	5.00%	08/01/2057	4,000	4,055,179
Hutto (City of), TX, Series 2024, Ctfs. of Obligations, (INS - BAM)(a)	4.13%	08/01/2049	440	421,345
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2048	1,500	1,608,503
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2053	1,500	1,594,837
Hutto Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2049	100	107,430
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

101

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	$20	$21,933
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	30	32,694
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	75	81,275
Jarrell Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	1,000	956,446
Judson Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2041	1,235	1,237,042
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	290	312,395
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	1,105	1,059,225
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2053	30	32,257
Katy Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	30	30,713
Katy Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	50	53,157
Katy Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	25	23,924
Kaufman Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	190	184,568
Keller Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	205	202,456
Klein Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2040	1,000	1,000,565
Krum Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2054	1,365	1,356,762
Lake Travis Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	700	678,281
Lamar Consolidated Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	1,000	968,988
Lamar Consolidated Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	4,200	4,303,008
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	1,000	972,483
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	3,000	2,906,965
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	3,000	3,182,624
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2058	2,000	2,118,351
Lamar Consolidated Independent School District, Series 2023, GO Bonds	4.00%	02/15/2053	5	4,753
Lamar Consolidated Independent School District, Series 2023, GO Bonds, (INS - AGM)(a)	5.50%	02/15/2058	1,100	1,204,398
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	500	478,223
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2059	1,000	993,000
Laredo (City of), TX, Series 2022, RB	4.25%	03/01/2052	95	94,266
Leander Independent School District, Series 2020 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,000	984,479
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2041	55	55,806
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	85	92,990
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2044	85	92,396
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/01/2047	1,000	1,018,062
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	5,000	5,272,180
Little Elm Independent School District, Series 2023, GO Bonds	4.25%	08/15/2053	25	24,536
Lone Star College System, Series 2017 A, GO Bonds	5.00%	08/15/2042	30	30,753
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2043	120	124,061
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2048	50	51,260
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2044	2,025	2,066,592
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	3.88%	05/15/2049	70	61,837
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2050	770	797,312
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021 A, RB	5.00%	05/15/2046	90	94,563
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

102

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	$1,265	$1,319,097
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	1,410	1,459,414
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2047	265	277,890
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB	5.25%	05/15/2048	80	86,077
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.50%	05/15/2048	30	32,905
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.25%	05/15/2053	175	188,529
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.50%	05/15/2053	60	65,316
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGC)(a)	5.00%	05/15/2049	1,020	1,088,703
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGC)(a)	5.00%	05/15/2054	1,055	1,119,393
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGM)(a)	5.25%	05/15/2054	525	565,034
Lubbock (City of), TX, Series 2021, RB	4.00%	04/15/2046	1,445	1,375,297
Lubbock Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	10	9,557
Mansfield Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	500	476,623
Medina Valley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,500	1,437,761
Melissa Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	310	327,923
Mesquite Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	5,000	5,086,191
Mesquite Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	2,000	1,952,722
Midland (City of), TX, Series 2022 B, Ref. GO Bonds	5.00%	03/01/2047	2,500	2,653,588
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	820	820,382
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,090	1,168,730
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	500	513,903
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	2,000	1,912,891
Midlothian Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2045	150	119,717
Montgomery (County of), TX, Series 2018, RB	5.00%	09/15/2048	1,000	1,002,134
Montgomery Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	1,375	1,356,579
Montgomery Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	25	24,381
Montgomery Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	175	169,573
Montgomery Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	435	416,951
Montgomery Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	520	497,352
New Caney Independent School District, Series 2015, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	20	19,732
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,000	1,074,670
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,000	1,065,559
New Caney Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	365	352,956
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2040	15	14,747
Newark High Education Finance Corp. (Abilene Christian University Project), Series 2022, Ref. RB	4.00%	04/01/2057	1,000	860,615
North East Texas Regional Mobility Authority, Series 2016, RB	5.00%	01/01/2046	85	85,146
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

103

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2043	$1,025	$993,733
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2043	915	943,619
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	15	15,386
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2043	135	137,850
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	5,350	5,461,726
North Texas Tollway Authority, Series 2018, Ref. RB	4.25%	01/01/2049	60	57,495
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2044	230	224,129
North Texas Tollway Authority, Series 2021 B, RB	3.00%	01/01/2046	735	582,017
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2041	110	121,660
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2042	80	89,182
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2044	70	77,236
Northside Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	1,215	1,172,538
Northside Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	08/15/2054	1,000	973,166
Northwest Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	35	37,166
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	2,000	1,937,977
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,065	1,130,923
Northwest Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	1,045	1,112,625
Northwest Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	615	654,798
Pasadena Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	10	9,943
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2042	375	405,016
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2040	780	872,647
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	4.00%	07/01/2041	10	10,167
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2041	650	722,649
Pflugerville (City of), TX, Series 2023, Ctfs. of Obligations	5.00%	08/01/2053	235	246,114
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	2,750	3,016,051
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2042	3,000	3,267,551
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2043	1,500	1,623,523
Princeton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	75	74,572
Prosper Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	420	419,980
Prosper Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,000	1,017,384
Prosper Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	15	15,496
Prosper Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	2,000	2,059,113
Prosper Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	50	48,018
Prosper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	40	38,760
Prosper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	255	244,017
Prosper Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,000	967,002
Prosper Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	1,150	1,098,070
Richardson Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	2,285	2,313,779
Rockwall Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	45	47,574
Rockwall Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,750	1,677,388
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	200	212,036
Sabine-Neches Navigation District (Sabine-Neches Waterway), Series 2022, GO Bonds	4.63%	02/15/2047	65	66,254
Sabine-Neches Navigation District (Sabine-Neches Waterway), Series 2022, GO Bonds	5.25%	02/15/2052	5	5,269
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

104

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Salado Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	$2,250	$2,237,623
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	5,010	5,097,303
San Antonio (City of), TX, Series 2017, Ref. RB	4.00%	02/01/2047	565	548,014
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	4,000	4,151,509
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	1,500	1,571,506
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2049	520	541,607
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.25%	02/01/2046	15	16,363
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2041	30	33,592
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2049	60	65,475
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.25%	02/01/2049	600	654,754
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2054	1,000	1,061,408
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.25%	02/01/2049	35	38,332
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.25%	02/01/2054	5	5,442
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2043	2,500	2,592,062
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2048	50	51,487
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	3,000	3,136,325
San Antonio (City of), TX Water System, Series 2020 C, RB	5.00%	05/15/2046	5,000	5,266,499
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2046	750	628,946
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2051	750	608,778
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	1,380	1,473,428
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	115	121,763
San Antonio Municipal Facilities Corp. (City Tower Renovation), Series 2021, RB	4.00%	08/01/2048	30	28,873
San Antonio Public Facilities Corp., Series 2012, Ref. RB	4.00%	09/15/2042	1,495	1,445,068
San Jacinto Community College District, Series 2016 A, GO Bonds	4.00%	02/15/2041	95	94,617
San Jacinto Community College District, Series 2016 A, GO Bonds	4.00%	02/15/2046	50	48,229
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2044	5	5,156
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	2,025	2,073,717
San Marcos Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2047	600	655,020
Sanger Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	210	204,602
Sherman Independent School District, Series 2023 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,000	1,060,178
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2043	140	149,703
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	30	30,687
Socorro Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	1,025	1,001,018
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2046	160	171,018
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	500	477,713
Splendora Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.10%	02/15/2048	30	29,858
Splendora Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	100	99,429
Spring Branch Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/01/2043	40	33,586
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	2,000	2,040,138
Spring Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	45	44,338
Spring Independent School District, Series 2023, GO Bonds	5.00%	08/15/2047	4,300	4,628,962
Spring Independent School District, Series 2023, GO Bonds	4.00%	08/15/2052	575	547,198
Sunnyvale Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2055	1,000	993,434
Tarrant (County of), TX, Series 2022, GO Bonds	4.00%	07/15/2047	515	503,399
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	4.00%	08/15/2043	80	79,382
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	5.25%	08/15/2048	20	21,689
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	4.00%	03/01/2054	500	472,681
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2040	65	71,477
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

105

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group), Series 2015 A, RB	4.25%	11/15/2052	$65	$63,687
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	4.00%	11/15/2042	225	222,955
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	5.00%	11/15/2045	750	760,646
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.00%	11/15/2051	1,200	1,262,235
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2043	60	62,055
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2022 A, RB	4.00%	07/01/2053	2,965	2,788,462
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	4.00%	12/01/2045	1,750	1,668,836
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	3.00%	12/01/2050	1,035	805,462
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2042	330	322,099
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2047	335	318,651
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2052	425	393,977
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2041	1,025	1,043,135
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016, Ref. RB	4.00%	02/15/2047	480	463,447
Temple College, Series 2021, GO Bonds	3.00%	07/01/2046	10	8,041
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 A, Ref. RB	3.00%	08/15/2040	395	347,906
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2042	165	180,149
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2040	2,700	2,701,294
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2045	310	308,373
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2041	845	847,192
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	1,000	1,018,883
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2042	50	50,044
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	5,065	5,201,020
Texas (State of) Water Development Board, Series 2017, RB	4.00%	10/15/2047	205	197,922
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	550	571,816
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2043	2,455	2,443,908
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	4,000	4,136,664
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2044	165	161,392
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2049	195	186,045
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2045	1,185	1,168,980
Texas (State of) Water Development Board, Series 2022, RB	4.65%	10/15/2040	500	533,181
Texas (State of) Water Development Board, Series 2022, RB	4.70%	10/15/2041	295	313,286
Texas (State of) Water Development Board, Series 2022, RB	4.75%	10/15/2042	1,065	1,127,672
Texas (State of) Water Development Board, Series 2022, RB	4.80%	10/15/2052	35	36,357
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2057	1,000	1,059,048
Texas (State of) Water Development Board, Series 2023 A, RB	4.75%	10/15/2043	45	47,751
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2044	35	37,963
Texas (State of) Water Development Board, Series 2023 A, RB	4.88%	10/15/2048	1,000	1,053,733
Texas (State of) Water Development Board, Series 2023 A, RB	5.25%	10/15/2051	1,000	1,086,754
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2058	1,000	1,065,178
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2047	430	459,174
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.00%	10/15/2041	5	5,069
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.00%	10/15/2042	10	10,061
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.00%	10/15/2043	15	15,015
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2044	5	5,464
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2045	260	283,608
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

106

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2049	$950	$1,022,710
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2053	20	21,470
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2042	10	11,127
Texas City Industrial Development Corp. (NRG Energy), Series 2012, RB	4.13%	12/01/2045	160	143,592
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2040	60	59,298
Texas State Technical College, Series 2022, RB, (INS - AGM)(a)	5.50%	08/01/2042	2,190	2,447,228
Texas State University Board of Regents, Series 2024, Ref. RB	4.00%	03/15/2049	2,295	2,198,410
Texas State University Board of Regents, Series 2024, Ref. RB	5.25%	03/15/2054	10	10,804
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	5,000	5,340,452
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2042	180	194,643
Waco (City of), TX, Series 2024 A, Ctfs. of Obligations	5.00%	02/01/2049	65	69,566
Waco Educational Finance Corp. (Baylor University), Series 2021, RB	4.00%	03/01/2051	1,575	1,444,956
Waco Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	15	14,614
Waco Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2052	150	111,928
Waller Consolidated Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2046	20	19,618
Waller Consolidated Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	60	59,255
Waxahachie Independent School District, Series 2015, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	260	256,318
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	115	124,016
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,000	994,291
Waxahachie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	50	48,497
Waxahachie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	190	180,922
Weslaco Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2049	250	247,548
Weslaco Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	20	19,890
West Travis County Public Utility Agency, Series 2017, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2041	80	78,685
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	10	9,610
Willis Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	20	19,732
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,350	1,311,403
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2049	605	657,164
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	850	845,324
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2054	500	539,933
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	40	38,972
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	2,500	2,537,782
Ysleta Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2056	1,500	1,489,864
				384,516,329
Utah-0.59%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2042	1,000	1,065,892
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2043	1,000	1,061,839
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	1,000	1,058,330
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	625	658,186
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2041	1,010	1,091,466
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2042	1,000	1,074,945
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2043	1,155	1,258,310
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2044	360	390,740
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2045	1,000	1,079,343
Jordan Valley Water Conservancy District, Series 2024 A, RB	5.00%	10/01/2054	20	21,020
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2042	1,000	1,027,283
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

107

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2047	$315	$320,631
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	3,015	3,095,890
Salt Lake City (City of), UT, Series 2025, RB	5.00%	02/01/2050	500	540,354
Salt Lake City (City of), UT, Series 2025, RB	5.25%	02/01/2055	565	621,617
University of Utah (The), Series 2023 B, RB	5.25%	08/01/2053	225	243,929
University of Utah (The) (Green Bonds), Series 2022 A, RB	5.00%	08/01/2046	210	223,503
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2040	60	66,115
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2041	1,000	1,094,539
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2042	210	228,486
University of Utah (The) (Green Bonds), Series 2023 B, RB	5.25%	08/01/2048	410	448,449
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	400	328,866
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	4.00%	05/15/2041	45	45,003
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	5.00%	05/15/2041	835	847,148
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	4.00%	05/15/2043	135	133,626
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2043	50	52,911
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2050	175	182,368
Utah (State of) Transit Authority, Series 2018, Ref. RB	4.00%	12/15/2041	75	74,830
				18,335,619
Vermont-0.05%
University of Vermont and State Agricultural College, Series 2015, Ref. RB	4.00%	10/01/2040	1,215	1,215,372
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center) (Green Bonds), Series 2016, RB	4.00%	12/01/2042	245	232,659
				1,448,031
Virginia-1.12%
Arlington (County of), VA Industrial Development Authority (Virginia Hospital Center), Series 2020, Ref. RB	3.75%	07/01/2050	1,250	1,158,170
Chesapeake (City of), VA Expressway, Series 2024, Ref. RB, (INS - AGM)(a)	4.00%	07/15/2047	250	243,314
Chesapeake (City of), VA Hospital Authority (Chesapeake Regional Medical Center), Series 2019, Ref. RB	4.00%	07/01/2043	10	9,520
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2051	3,395	3,414,831
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB, (INS - AGM)(a)	5.00%	07/01/2041	40	40,573
Fairfax (County of), VA, Series 2024 A, RB	5.00%	07/15/2049	1,525	1,653,950
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2018 A, Ref. RB	4.00%	05/15/2048	75	72,151
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	4.00%	05/15/2042	3,105	3,129,465
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2024, RB	5.00%	05/15/2051	1,000	1,082,144
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018, RB	5.00%	07/01/2048	1,000	1,023,139
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2045	110	109,398
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2045	15	15,750
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2055	580	558,332
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2060	1,000	956,342
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2060	1,000	1,040,237
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2022 A, RB	4.00%	07/01/2052	1,200	1,147,815
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2022 A, RB	4.00%	07/01/2057	1,250	1,176,613
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGM)(a)	4.75%	07/01/2053	300	312,696
Loudoun (County of), VA Economic Development Authority (Howard Hughes Medical Institute, Inc), Series 2022, Ref. RB	4.00%	10/01/2052	1,000	981,509
Lynchburg Economic Development Authority, Series 2017 A, Ref. RB	5.00%	01/01/2047	1,000	1,009,588
Lynchburg Economic Development Authority, Series 2021, Ref. RB	3.00%	01/01/2051	215	161,423
Norfolk (City of), VA Economic Development Authority, Series 2018 B, Ref. RB	4.00%	11/01/2048	820	779,926
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	1,000	1,065,344
Richmond (City of), VA, Series 2024 C, GO Bonds	4.00%	03/01/2054	500	484,668
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020 A, Ref. RB	5.00%	07/01/2047	505	564,431
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

108

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. RB	3.00%	07/01/2045	$2,315	$1,964,297
Rockingham (County of), VA Economic Development Authority (Sentara RHM Medical Center), Series 2021, Ref. RB	3.00%	11/01/2046	80	66,476
University of Virginia, Series 2015 A-1, RB	4.00%	04/01/2045	1,440	1,439,979
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2042	5	5,161
University of Virginia (Green Bonds), Series 2015 A-2, RB	3.57%	04/01/2045	90	81,584
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.25%	02/01/2042	65	72,853
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	4.00%	02/01/2043	90	90,289
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2040	1,015	1,113,525
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.25%	02/01/2041	5	5,530
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2042	1,040	1,129,094
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2040	10	11,159
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2041	10	11,087
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2024, RB	4.00%	02/01/2043	510	511,813
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	4.00%	08/01/2042	1,000	1,001,861
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	01/01/2045	1,025	947,499
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2020, Ref. RB	4.00%	12/01/2049	2,225	2,087,826
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2041	1,000	1,085,496
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2042	50	53,957
Virginia (Commonwealth of) Transportation Board, Series 2017, RB	4.00%	05/15/2042	5	4,993
Virginia Commonwealth University Health System Authority, Series 2024 A, RB	4.00%	07/01/2054	725	687,121
Virginia Resources Authority, Series 2016 C, Ref. RB	3.25%	11/01/2046	155	130,724
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGM)(a)	5.25%	07/01/2053	10	10,754
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGM)(a)	4.13%	07/01/2058	250	240,390
				34,944,797
Washington-2.22%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2041	4,500	4,601,131
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2046	3,000	3,480,477
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	4.00%	11/01/2040	50	51,177
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2043	2,020	2,167,876
Clark County School District No. 114 Evergreen, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.25%	12/01/2040	125	138,686
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2040	1,050	1,148,567
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2041	645	699,467
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	4.00%	07/01/2042	1,165	1,166,005
Fircrest Properties (Green Bonds) (State of Washington DSHS), Series 2024, RB	5.50%	06/01/2049	2,000	2,190,543
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	1,090	1,220,161
King (County of), WA, Series 2015, Ref. RB	4.00%	07/01/2045	175	172,371
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2040	500	500,586
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2041	510	508,721
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2041	315	314,584
King (County of), WA, Series 2024 A, Ref. RB	5.25%	01/01/2055	1,000	1,091,250
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

109

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Kitsap County School District No. 100-C Bremerton, Series 2024 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.25%	12/01/2047	$15	$16,468
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2041	1,000	1,010,195
Pierce County School District No. 403 Bethel, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2042	70	77,514
Seattle (City of), WA, Series 2012 A, Ref. RB	4.00%	06/01/2041	5	4,909
Seattle (City of), WA, Series 2014, Ref. RB	4.00%	09/01/2044	470	459,494
Seattle (City of), WA, Series 2015 A, RB	4.00%	05/01/2045	550	537,696
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2047	100	96,280
Seattle (City of), WA, Series 2017, Ref. RB	4.00%	07/01/2047	5	4,825
Seattle (City of), WA, Series 2021 A, Ref. RB	4.00%	07/01/2043	185	184,668
Seattle (City of), WA, Series 2021 A, Ref. RB	4.00%	07/01/2047	100	97,481
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2047	80	85,449
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2048	90	96,276
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2053	15	15,875
Skagit County Public Hospital District No. 1, Series 2024, RB	5.50%	12/01/2054	100	105,500
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2051	1,000	1,049,834
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	40	45,197
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	1,235	1,304,180
Tacoma (City of), WA (Green Bonds), Series 2024 A, Ref. RB	5.00%	01/01/2049	280	298,813
Tacoma (City of), WA (Green Bonds), Series 2024 A, Ref. RB	5.00%	01/01/2054	150	158,855
University of Washington, Series 2012 C, Ref. RB	3.13%	07/01/2042	1,290	1,099,512
University of Washington, Series 2012 C, Ref. RB	3.25%	07/01/2043	100	85,483
University of Washington, Series 2016 A, Ref. RB	4.00%	12/01/2041	250	250,157
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2040	35	35,997
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2041	4,905	5,035,576
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2042	1,055	1,102,858
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2043	120	125,163
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2040	310	323,788
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	500	520,877
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2042	185	192,250
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	530	556,609
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	95	101,196
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	35	37,845
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	100	107,364
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2042	360	384,132
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	260	276,483
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	270	284,203
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2044	40	42,420
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2040	50	53,719
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2041	300	320,184
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2042	285	302,558
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2043	80	84,669
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2044	25	26,388
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	1,055	1,138,342
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2041	45	48,231
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2042	10	10,728
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2045	1,095	1,164,129
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2048	500	538,347
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2049	1,000	1,073,575
Washington (State of), Series 2025A, GO Bonds	5.00%	08/01/2042	30	33,262
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2040	1,020	1,155,544
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2040	140	153,256
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2042	835	900,109
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2044	1,000	1,070,319
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2045	1,455	1,553,792
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

110

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2046	$1,000	$1,065,719
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2040	305	337,856
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2041	420	461,099
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	1,455	1,583,917
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	1,125	1,219,641
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2041	285	311,253
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2040	1,000	1,114,149
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2041	5	5,519
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2042	270	295,434
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2042	25	27,471
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2044	85	92,569
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2046	15	16,247
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2042	255	281,479
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2043	765	840,133
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2044	10	10,934
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2047	205	221,438
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2048	125	134,162
Washington (State of) (Bid Group 2), Series 2024-A, GO Bonds	5.00%	08/01/2048	5	5,351
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2044	200	215,972
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2045	495	533,162
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2046	165	177,310
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2047	500	534,396
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2040	1,065	1,172,901
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2042	230	249,254
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2043	550	593,560
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2044	1,020	1,096,838
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2045	75	80,437
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2046	60	64,206
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2047	30	31,941
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2043	75	81,682
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2044	70	75,930
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2045	10	10,815
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2046	215	231,944
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2047	65	69,725
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2048	80	85,320
Washington (State of) (Bid Group 3), Series 2025 C, GO Bonds	5.00%	02/01/2043	10	11,074
Washington (State of) (Bid Group 3), Series 2025 C, GO Bonds	5.00%	02/01/2044	5	5,510
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2041	95	103,176
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2043	105	112,776
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2048	170	172,400
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	3.00%	07/01/2058	75	52,766
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	4.00%	07/01/2058	145	129,801
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	4.00%	07/01/2058	45	39,182
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2058	1,250	1,271,394
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2044	305	286,866
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	4.13%	08/15/2043	180	173,673
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2017 B, Ref. RB	4.00%	08/15/2041	1,000	958,716
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	4.25%	10/01/2040	85	83,691
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	4.00%	09/01/2045	20	18,686
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2050	1,000	1,027,459
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	3,000	3,069,477
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

111

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	4.00%	08/15/2042	$1,000	$931,318
Washington (State of) Higher Education Facilities Authority (Gonzaga University), Series 2019 A, RB	3.00%	04/01/2049	310	241,506
Washington (State of) Higher Education Facilities Authority (Seattle University), Series 2020, RB	4.00%	05/01/2050	1,200	1,088,818
Washington Biomedical Research Properties 3.2, Series 2015 A, RB	4.00%	01/01/2048	1,020	993,589
				69,391,818
West Virginia-0.19%
Marshall University, Series 2020 A, Ref. RB, (INS - AGM)(a)	3.00%	05/01/2046	40	31,752
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	4.00%	12/01/2042	740	726,170
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	4.00%	06/01/2043	15	14,635
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2043	10	10,428
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	5.00%	01/01/2043	1,170	1,183,073
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB	6.00%	09/01/2048	125	140,054
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017 A, RB	4.25%	06/01/2047	5	4,846
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017, RB	5.00%	06/01/2042	480	489,458
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2018 A, RB	4.00%	06/01/2051	1,000	928,770
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.25%	06/01/2047	360	350,174
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.38%	06/01/2053	70	67,547
West Virginia (State of) Parkways Authority, Series 2018, RB	5.00%	06/01/2043	930	964,581
West Virginia (State of) Parkways Authority, Series 2018, RB	4.00%	06/01/2047	80	76,898
West Virginia (State of) Parkways Authority, Series 2021, RB	5.00%	06/01/2047	225	237,991
West Virginia (State of) Parkways Authority, Series 2021, RB	4.00%	06/01/2051	605	573,563
				5,799,940
Wisconsin-0.83%
University of Wisconsin Hospitals & Clinics (Green Bonds), Series 2021, Ref. RB	4.00%	04/01/2046	105	99,970
University of Wisconsin Hospitals & Clinics (Green Bonds), Series 2021, Ref. RB	4.00%	04/01/2051	35	33,300
Wisconsin (State of) Health & Educational Facilities Authority (Covenant Communities, Inc.), Series 2018 A, RB	4.00%	07/01/2048	170	145,976
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016, RB	3.50%	02/15/2046	165	132,389
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	4.00%	02/15/2042	495	462,204
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	5.00%	02/15/2047	1,000	990,183
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2016, Ref. RB	4.00%	11/15/2046	725	665,297
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2046	1,075	1,042,514
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	3.00%	08/15/2051	500	389,293
Wisconsin (State of) Health & Educational Facilities Authority (Bellin Memorial Hospital, Inc.), Series 2022 B, RB	5.25%	12/01/2048	30	31,815
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital of Wisconsin, Inc.), Series 2020, RB	4.00%	08/15/2050	305	279,797
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2042	475	457,122
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2047	3,210	2,994,318
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016 B, RB	5.00%	02/15/2042	70	70,123
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

112

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2016, Ref. RB	4.00%	12/01/2046	$55	$53,476
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2046	1,360	1,298,952
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2051	2,500	2,374,952
Wisconsin (State of) Health & Educational Facilities Authority (Milwaukee Regional Medical Center), Series 2018, Ref. RB	4.13%	04/01/2046	280	264,293
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.), Series 2019, Ref. RB	3.13%	12/15/2049	55	42,804
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.), Series 2019, Ref. RB	4.00%	12/15/2049	5	4,585
Wisconsin (State of) Public Finance Authority, Series 2023 A, RB(b)	5.75%	07/01/2063	800	848,559
Wisconsin (State of) Public Finance Authority, Series 2023, RB	5.75%	07/01/2062	338	352,950
Wisconsin (State of) Public Finance Authority (Bayhealth Medical Center Project), Series 2021 A, RB	3.00%	07/01/2050	1,000	763,516
Wisconsin (State of) Public Finance Authority (Blue Ridge Healthcare), Series 2020 A, Ref. RB	3.00%	01/01/2050	420	319,067
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A, RB	4.00%	10/01/2052	1,010	921,327
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2052	800	859,881
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	5,000	5,056,205
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2046	55	55,506
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2015 A, RB	4.25%	06/01/2041	1,415	1,378,035
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB	4.00%	06/01/2045	1,000	935,602
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	06/01/2045	3,285	2,725,379
				26,049,390
Wyoming-0.12%
University of Wyoming, Series 2021 C, RB, (INS - AGM)(a)	4.00%	06/01/2051	3,795	3,638,036
TOTAL INVESTMENTS IN SECURITIES(f)-98.86% (Cost $3,193,921,109)				3,086,440,487
OTHER ASSETS LESS LIABILITIES-1.14%				35,644,916
NET ASSETS-100.00%				$3,122,085,403

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
PCR	-Pollution Control Revenue Bonds
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

113

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $1,870,913, which represented less than 1% of the Fund’s Net Assets.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Restricted security. The value of this security at February 28, 2025 represented less than 1% of the Fund’s Net Assets.
(f)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp	6.96%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

114

Invesco New York AMT-Free Municipal Bond ETF (PZT)
February 28, 2025
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.69%
Guam-0.15%
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	$200	$206,523
New York-98.54%
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	4.00%	11/01/2044	1,000	989,770
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	5.00%	11/01/2049	2,500	2,633,206
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2048	500	543,187
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB, (INS - AGM)(a)	3.00%	07/15/2043	595	475,188
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2045	1,000	813,251
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2050	50	38,269
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	4.00%	04/01/2050	1,000	922,200
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	994,664
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	155	148,948
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	500	503,362
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	462,416
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2044	500	495,725
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, (INS - AGM)(a)	4.00%	02/15/2047	210	208,694
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	4.00%	02/15/2044	100	99,800
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	2,000	2,045,211
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2040	60	68,169
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2049	750	808,213
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2054	1,000	1,067,071
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.25%	09/01/2054	425	462,474
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2021 A-1, RB	4.00%	11/15/2045	25	23,409
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2021 A-1, RB	4.00%	11/15/2046	100	93,290
Metropolitan Transportation Authority, Series 2013 B, RB	4.00%	11/15/2043	65	62,858
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2041	50	49,411
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2046	50	46,192
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2046	30	27,806
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2041	100	99,420
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	1,000	1,007,386
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	25	25,487
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGM)(a)	5.00%	11/15/2044	800	828,428
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGM)(a)	4.00%	11/15/2049	500	472,017
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2040	5	4,992
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2043	50	48,731
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2054	110	102,692
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	400	409,140
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	1,000	1,045,484
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2043	55	57,613
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-2, RB	4.00%	11/15/2048	65	60,496
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	4.00%	11/15/2045	20	18,737
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.25%	11/15/2054	1,000	1,086,813
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2044	80	85,363
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2047	100	105,629
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB, (INS - BAM)(a)	4.00%	11/15/2048	200	190,355
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	500	479,841
Monroe County Industrial Development Corp. (University of Rochester), Series 2023 A, RB	5.00%	07/01/2053	1,000	1,071,784
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	1,240	1,240,065
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,007,572
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.25%	12/01/2042	30	25,491
New York & New Jersey (States of) Port Authority, Series 2022, RB	5.00%	01/15/2052	420	446,416
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

115

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2049	$25	$26,911
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2054	200	214,151
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2043	115	114,152
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	5	5,126
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	1,000	1,028,602
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	100	106,548
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2042	40	44,780
New York & New Jersey (States of) Port Authority, Two Hundred Sixteenth Series 2019, RB	4.00%	09/01/2049	100	97,835
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2040	500	509,149
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2041	750	758,498
New York (City of), NY, Series 2017 B-1, GO Bonds	3.25%	10/01/2042	100	87,284
New York (City of), NY, Series 2018 E-1, GO Bonds	3.63%	03/01/2045	55	49,412
New York (City of), NY, Series 2019 B-1, GO Bonds	3.00%	10/01/2041	20	16,961
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2041	100	100,443
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	20	21,251
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	1,000	1,056,813
New York (City of), NY, Series 2020 D-1, GO Bonds	3.00%	03/01/2045	90	71,979
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2050	400	383,211
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	85	89,348
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2050	105	100,549
New York (City of), NY, Series 2021 F-1, GO Bonds	3.00%	03/01/2041	30	25,495
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	75	79,346
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	175	170,412
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2043	45	49,261
New York (City of), NY, Series 2022 A-1, GO Bonds	4.00%	09/01/2046	200	195,818
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2042	45	49,254
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2047	15	15,969
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2048	15	15,933
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	1,000	1,057,121
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2042	80	88,008
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2043	50	54,507
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2044	35	37,879
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2045	100	107,615
New York (City of), NY, Series 2024 C, GO Bonds	4.00%	03/01/2046	100	97,940
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2047	100	108,778
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2053	280	302,528
New York (City of), NY, Series 2024 D, GO Bonds	5.50%	04/01/2048	100	110,944
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2054	300	324,203
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2039	50	50,091
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2040	100	105,384
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	1,000	1,045,991
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	210	217,274
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2039	25	26,600
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2040	5	5,029
New York (City of), NY, Subseries 2019 A-1, GO Bonds	3.00%	08/01/2045	35	27,781
New York (City of), NY, Subseries 2020 B-1, GO Bonds	3.00%	10/01/2044	15	12,042
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2039	500	564,856
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	50	56,370
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	190	211,855
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	30	33,147
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2042	10	10,998
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	20	21,819
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	55	60,398
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	125	136,829
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2040	10	11,134
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	100	110,097
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	200	216,038
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	500	478,962
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

116

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2046	$100	$79,095
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB	3.00%	03/01/2049	20	15,286
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	03/01/2049	2,000	1,537,562
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	100	107,704
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	4.00%	06/15/2046	200	197,487
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	3.00%	06/15/2046	200	159,321
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-1, RB	5.00%	06/15/2048	5	5,115
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB	3.50%	06/15/2040	25	24,263
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	100	103,962
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB	5.00%	06/15/2040	200	207,870
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2039	10	10,530
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2040	200	209,949
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	4.00%	06/15/2049	1,000	976,054
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	4.00%	06/15/2049	100	97,605
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2040	20	21,442
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2043	200	198,670
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	1,000	769,828
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	1,000	970,875
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	75	74,808
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	4.00%	06/15/2042	65	64,537
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	100	106,975
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	1,000	1,044,645
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	2,000	2,107,265
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	3.00%	06/15/2044	5	4,163
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	1,000	963,156
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	1,000	1,050,685
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	60	63,981
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	50	53,595
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2047	2,000	2,000,225
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.00%	06/15/2051	400	427,858
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE-2, Ref. RB	5.00%	06/15/2040	115	122,532
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	100	109,613
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.25%	06/15/2048	10	10,899
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	200	216,383
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-1, RB	5.25%	06/15/2054	300	323,941
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2044	100	108,679
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	310	338,475
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-1, RB	5.25%	06/15/2054	300	325,365
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB(b)(c)	5.00%	03/27/2025	300	300,420
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	100	100,201
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	200	203,574
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	1,000	1,011,908
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2042	35	34,790
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2039	15	15,554
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2040	5	5,176
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2042	100	98,705
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2042	300	296,116
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	1,000	1,026,797
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	1,500	1,535,323
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2042	230	236,384
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	3.25%	05/01/2043	45	39,333
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2043	25	25,663
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2040	15	15,420
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2044	75	73,479
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	1,000	969,492
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2043	100	99,907
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

117

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	3.00%	05/01/2045	$50	$40,523
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	3.00%	11/01/2047	2,000	1,583,870
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	50	50,522
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2039	25	25,409
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2040	50	50,554
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2045	10	9,816
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2040	50	50,582
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2042	35	35,039
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2040	100	101,107
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	25	26,787
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2045	25	24,541
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	90	72,373
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2046	10	9,745
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2048	1,000	787,645
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2040	40	35,229
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2045	5	4,910
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2045	95	100,730
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2048	5	4,827
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	190	185,369
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	145	139,398
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2041	20	21,846
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	55	59,219
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	20	21,437
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2045	100	106,845
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2048	75	72,398
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2042	20	21,597
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2043	35	37,528
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	65	69,406
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2040	15	15,198
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	125	126,062
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	100	106,778
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	390	412,097
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2051	15	15,778
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	30	32,294
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	100	106,771
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2047	10	10,644
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2048	100	106,234
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	250	264,656
New York (City of), NY Transitional Finance Authority, Series 2023 C, RB	5.50%	05/01/2053	200	219,945
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	40	44,083
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2040	45	50,756
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	70	76,238
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	40	43,249
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2045	100	107,235
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	145	156,655
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	4.00%	02/01/2051	400	382,529
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2041	90	103,483
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2042	30	32,893
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2044	100	112,565
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	180	195,093
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	200	216,537
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	5.00%	05/01/2046	100	107,146
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	4.38%	05/01/2053	200	199,934
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2039	100	112,396
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2040	30	33,742
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2041	1,000	1,112,696
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2040	35	39,264
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2041	25	27,752
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

118

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2042	$50	$54,964
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	100	108,941
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2044	25	27,060
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	60	64,329
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2047	100	106,940
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2048	80	85,370
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2049	1,050	1,118,986
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.25%	02/01/2053	300	325,172
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2042	500	550,807
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2043	5	5,457
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2044	20	21,686
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2046	15	16,107
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2047	100	107,099
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.25%	05/01/2048	100	108,759
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2045	150	161,830
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2049	100	108,613
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2051	200	217,236
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2052	100	106,509
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2040	160	180,878
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2040	20	20,435
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	3.00%	08/01/2042	20	16,949
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2040	10	10,501
New York (City of), NY Transitional Finance Authority, Subseries 2020 A-3, RB	4.00%	05/01/2044	65	64,531
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2040	30	33,746
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	20	22,276
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	300	333,067
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History), Series 2024, Ref. RB	5.00%	07/15/2054	250	268,293
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	190	194,306
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2043	5	5,160
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2043	10	10,337
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2045	10	10,402
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	200	206,033
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	20	21,017
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	03/15/2049	1,000	778,187
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2050	2,000	1,895,597
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2041	85	75,524
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2042	35	30,484
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2045	20	19,485
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2046	30	29,089
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2048	85	81,845
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	100	106,185
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	600	579,284
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	3.00%	02/15/2049	100	78,024
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2049	100	96,117
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2040	500	504,663
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2047	100	96,927
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2044	100	98,573
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2047	100	96,927
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	4.25%	10/01/2051	500	488,643
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2042	200	199,749
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2043	40	39,701
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2049	20	19,245
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGM)(a)	5.25%	10/01/2050	1,000	1,066,682
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2053	100	105,715
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2051	1,000	1,067,911
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2041	80	89,108
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2042	5	5,518
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

119

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	$105	$114,919
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2044	25	27,163
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2045	100	108,114
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2046	115	123,754
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2047	100	96,649
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2048	100	109,183
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2049	100	108,990
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2052	355	385,322
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	4.00%	02/15/2044	2,500	2,446,404
New York (State of) Dormitory Authority (Bidding Group 3), Series 2021 E, Ref. RB	3.00%	03/15/2041	75	66,644
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2043	1,000	1,033,749
New York (State of) Dormitory Authority (Catholic Health System Obligated Group), Series 2019 A, Ref. RB	4.00%	07/01/2045	500	437,194
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	1,000	1,043,041
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	500	475,371
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	15	15,591
New York (State of) Dormitory Authority (Group 4), Series 2020 A, Ref. RB	4.00%	03/15/2044	10	9,794
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	1,110	880,511
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017 1, Ref. RB	4.00%	07/01/2047	2,000	1,935,596
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	500	504,975
New York (State of) Dormitory Authority (New York University), Series 2001-1, RB, (INS - AMBAC)(a)	5.50%	07/01/2040	500	596,082
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	4.00%	05/01/2054	1,000	920,032
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	500	517,421
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	1,785	1,650,630
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2052	4,000	3,835,760
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2061	1,990	1,880,468
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2041	100	98,724
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2046	130	103,248
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2050	250	237,455
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	2,000	1,542,877
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	3.00%	03/15/2049	1,000	779,650
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	500	536,267
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.25%	01/01/2054	250	269,747
New York (State of) Thruway Authority (Bid Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2056	100	95,561
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	4.00%	03/15/2049	20	19,422
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	5.00%	03/15/2040	35	38,633
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	65	68,776
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2055	200	211,307
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2057	100	95,809
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	15	16,445
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	100	108,885
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	4.00%	03/15/2043	10	10,007
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2055	100	95,795
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2045	45	48,196
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	95	101,380
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	205	217,468
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2045	55	54,312
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	3.00%	03/15/2048	100	78,889
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2058	150	142,631
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2044	20	19,872
New York (State of) Thruway Authority (Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2057	1,000	953,248
New York (State of) Utility Debt Securitization Authority, Series 2023 1, Ref. RB	5.00%	12/15/2040	25	28,581
New York (State of) Utility Debt Securitization Authority, Series 2023 1, Ref. RB	5.00%	12/15/2041	10	11,317
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	1,885	1,897,465
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

120

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	$2,000	$2,008,309
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	1,075	893,579
New York Liberty Development Corp., Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	190	143,742
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	1,000	976,890
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.00%	09/15/2043	445	370,635
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.13%	09/15/2050	40	31,542
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.50%	09/15/2052	220	182,912
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.63%	09/15/2069	385	359,686
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	150	118,807
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	2,000	1,487,548
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2049	1,000	1,083,110
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.25%	06/15/2053	1,000	1,101,119
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2041	100	106,615
New York State Urban Development Corp., Series 2019 A, Ref. RB	3.00%	03/15/2049	10	7,811
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,069,536
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2045	250	244,889
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2049	565	546,165
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2045	20	19,591
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2047	100	80,134
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2049	10	7,782
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2040	50	44,746
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	100	105,830
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	10	10,538
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2048	145	115,012
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2043	85	92,886
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	2,000	1,953,612
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2043	100	99,251
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	50	54,175
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2046	75	80,939
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2047	75	80,677
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	25	26,802
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	15	14,709
New York State Urban Development Corp. (Bidding Group 4), Series 2021 A, Ref. RB	3.00%	03/15/2050	1,000	770,044
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	15	15,942
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2049	20	21,206
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2050	15	15,884
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2049	45	48,116
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	25	26,675
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2052	30	31,951
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2063	200	210,943
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	500	500,229
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2042	1,000	975,656
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	500	525,467
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2044	65	55,611
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	1,470	1,493,537
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,000	969,155
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	3.00%	05/15/2051	40	30,504
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	4.00%	05/15/2051	100	95,725
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2040	60	66,152
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2041	10	11,133
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	1,000	1,077,977
Triborough Bridge & Tunnel Authority, Series 2023 A, RB	5.00%	05/15/2053	35	37,130
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2049	100	107,052
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

121

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2054	$1,000	$1,065,754
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.13%	05/15/2064	425	403,297
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2064	500	536,765
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	500	535,380
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.25%	11/15/2053	1,000	1,088,633
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-1A, Ref. RB	5.00%	11/15/2039	5	5,567
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	4.50%	05/15/2047	10	10,268
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2041	5	5,587
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2043	5	5,492
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.25%	05/15/2054	300	327,096
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds), Subseries 2022 D-2, RB	5.50%	05/15/2052	200	219,948
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	2,500	2,631,213
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	15	15,716
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2052	90	96,879
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	2,130	2,266,856
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	35	37,249
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	4.00%	05/15/2057	100	94,471
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.25%	05/15/2062	200	213,015
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	4.00%	05/15/2048	100	96,744
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	5.00%	05/15/2048	20	21,369
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	4.50%	05/15/2063	300	302,456
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-2 RB	5.25%	05/15/2064	100	106,719
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-3 RB	5.25%	05/15/2064	100	106,372
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGM)(a)	5.75%	11/01/2049	1,000	1,110,629
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGM)(a)	5.75%	11/01/2053	1,000	1,106,522
				137,362,008
TOTAL INVESTMENTS IN SECURITIES(d)-98.69% (Cost $143,892,395)				137,568,531
OTHER ASSETS LESS LIABILITIES-1.31%				1,823,639
NET ASSETS-100.00%				$139,392,170

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp	10.56%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

122

Invesco Preferred ETF (PGX)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Preferred Stocks-99.78%
Automobiles-1.84%
Ford Motor Co.
Pfd., 6.00%(b)	1,292,873	$28,430,277
Pfd., 6.20%(b)	1,227,677	27,819,161
Pfd., 6.50%(b)	973,227	23,260,125
		79,509,563
Banks-33.85%
Associated Banc-Corp
Series F, Pfd., 5.63%(b)	170,265	3,498,946
Series E, Pfd., 5.88%(b)	155,922	3,374,152
Pfd., 6.63%(b)(c)	488,800	12,220,000
Banc of California, Inc., Series F, Pfd., 7.75%(b)(c)	801,953	20,185,157
Bank of America Corp.
Series PP, Pfd., 4.13%	1,538,157	28,225,181
Series QQ, Pfd., 4.25%(b)	2,139,695	40,247,663
Series NN, Pfd., 4.38%(b)	1,781,764	34,726,580
Series SS, Pfd., 4.75%	1,146,078	23,792,579
Series LL, Pfd., 5.00%	2,142,791	46,112,862
Series KK, Pfd., 5.38%(b)	2,323,881	53,681,651
Series HH, Pfd., 5.88%	1,410,319	35,455,420
Series GG, Pfd., 6.00%	2,218,655	56,198,531
Series K, Pfd., 6.45%(b)	1,395,869	36,362,387
Bank of Hawaii Corp.
Series A, Pfd., 4.38%(b)	293,131	4,772,173
Pfd., 8.00%	266,757	6,890,333
Bank OZK, Series A, Pfd., 4.63%	567,512	10,010,912
Cadence Bank, Series A, Pfd., 5.50%(b)	289,697	6,115,504
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	732,464	14,803,097
Pfd., 7.38%(b)	646,848	17,160,877
Cullen/Frost Bankers, Inc., Series B, Pfd., 4.45%(b)	232,814	4,192,980
Fifth Third Bancorp
Series K, Pfd., 4.95%	401,800	9,104,788
Series A, Pfd., 6.00%(b)	322,802	8,040,998
First Citizens BancShares, Inc.
Series A, Pfd., 5.38%	576,735	12,941,933
Series C, Pfd., 5.63%(b)	307,880	7,041,216
First Horizon Corp.
Series F, Pfd., 4.70%	233,826	4,211,206
Series E, Pfd., 6.50%	245,669	6,102,418
Fulton Financial Corp., Series A, Pfd., 5.13%(b)	320,230	6,455,837
Hancock Whitney Corp., Pfd., 6.25%(b)	281,978	6,722,356
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%(b)	803,176	14,810,565
Series C, Pfd., 5.70%	289,729	6,562,362
Series J, Pfd., 6.88%(c)	527,336	13,626,362
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%	3,241,913	62,568,921
Series JJ, Pfd., 4.55%(b)	2,435,712	50,102,596
Series LL, Pfd., 4.63%(b)	2,999,623	62,482,147
Series GG, Pfd., 4.75%(b)	1,466,689	31,563,147
Series DD, Pfd., 5.75%	2,748,977	69,081,792
Series EE, Pfd., 6.00%(b)	2,997,783	76,113,710
	Shares	Value
Banks-(continued)
KeyCorp
Series G, Pfd., 5.63%(b)	735,856	$16,932,047
Series F, Pfd., 5.65%	697,282	15,905,002
Series E, Pfd., 6.13%(c)	810,885	20,499,173
Pfd., 6.20%(c)	978,779	24,518,414
M&T Bank Corp.
Series H, Pfd., 5.63%(c)	412,392	10,454,137
Series J, Pfd., 7.50%(b)	1,219,857	33,094,720
Old National Bancorp
Series A, Pfd., 7.00%(b)	177,506	4,464,276
Series C, Pfd., 7.00%(b)	194,520	4,870,781
Popular Capital Trust II, Pfd., 6.13%	70,286	1,781,750
Regions Financial Corp.
Series E, Pfd., 4.45%	646,710	11,821,859
Series C, Pfd., 5.70%(c)	806,560	19,736,523
Pfd., 6.95%(c)	824,067	21,483,427
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%(b)	489,457	10,327,543
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	1,507,682	30,711,482
Series O, Pfd., 5.25%(b)	940,039	21,075,674
U.S. Bancorp
Series L, Pfd., 3.75%(b)	820,083	13,555,972
Series M, Pfd., 4.00%(b)	1,224,526	21,637,374
Series O, Pfd., 4.50%(b)	715,895	14,382,331
Series K, Pfd., 5.50%(b)	937,787	22,535,022
Valley National Bancorp, Series C, Pfd., 8.25%(b)(c)	245,069	6,249,259
WaFd, Inc., Series A, Pfd., 4.88%	477,916	7,962,081
Webster Financial Corp., Series F, Pfd., 5.25%(b)	245,060	4,979,619
Wells Fargo & Co.
Series DD, Pfd., 4.25%	2,026,204	37,808,967
Series CC, Pfd., 4.38%	1,707,379	32,440,201
Series AA, Pfd., 4.70%	1,904,410	38,411,950
Series Z, Pfd., 4.75%	3,268,475	66,971,053
Series Y, Pfd., 5.63%(b)	1,122,604	27,122,113
Western Alliance Bancorporation, Series A, Pfd., 4.25%(c)	491,445	11,180,374
		1,458,472,463
Broadline Retail-0.32%
QVC, Inc.
Pfd., 6.25%	800,096	9,433,132
Pfd., 6.38%	354,391	4,252,692
		13,685,824
Capital Markets-11.35%
Affiliated Managers Group, Inc.
Pfd., 4.20%(b)	330,215	5,356,087
Pfd., 4.75%(b)	454,107	8,473,637
Pfd., 5.88%(b)	492,842	11,187,513
Pfd., 6.75%(b)	736,431	18,513,875
Brookfield Finance I (UK) PLC, Pfd., 4.50% (Canada)	374,440	6,088,394
Brookfield Finance, Inc., Series 50, Pfd., 4.63% (Canada)(b)	652,192	11,113,352
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

123

Invesco Preferred ETF (PGX)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Capital Markets-(continued)
Brookfield Oaktree Holdings LLC
Series B, Pfd., 6.55%	378,546	$8,252,303
Series A, Pfd., 6.63%	300,356	6,685,925
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	970,916	19,262,973
Series D, Pfd., 5.95%(b)	1,216,490	30,679,878
Morgan Stanley
Series O, Pfd., 4.25%(b)	2,125,033	40,439,378
Series L, Pfd., 4.88%(b)	846,990	18,261,104
Series K, Pfd., 5.85% (3 mo. USD LIBOR + 3.49%)(d)	1,664,279	41,373,976
Series I, Pfd., 6.38% (3 mo. USD LIBOR + 3.71%)(d)	1,681,535	42,425,128
Series P, Pfd., 6.50%(b)	1,636,054	41,964,785
Series Q, Pfd., 6.63%(b)	1,646,052	42,929,036
Series F, Pfd., 6.88%(d)	1,319,295	33,457,321
Series E, Pfd., 7.13%(d)	1,264,147	32,235,749
New Mountain Finance Corp., Pfd., 8.25%(b)	187,332	4,756,359
Northern Trust Corp., Series E, Pfd., 4.70%	649,768	13,391,718
State Street Corp., Series G, Pfd., 5.35% (3 mo. Term SOFR + 3.97%)(b)(d)	809,311	19,342,533
Stifel Financial Corp.
Series D, Pfd., 4.50%	501,161	9,206,328
Pfd., 5.20%(b)	366,962	8,164,905
Series C, Pfd., 6.13%(b)	367,830	9,140,576
Series B, Pfd., 6.25%(b)	253,642	6,368,951
		489,071,784
Chemicals-0.12%
EIDP, Inc., Series B, Pfd., 4.50%(b)	70,994	5,198,181
Commercial Services & Supplies-0.33%
Pitney Bowes, Inc., Pfd., 6.70%(b)	695,287	14,253,383
Consumer Finance-4.11%
Capital One Financial Corp.
Series N, Pfd., 4.25%(b)	696,246	11,975,431
Series L, Pfd., 4.38%(b)	1,103,039	19,336,274
Series K, Pfd., 4.63%(b)	204,157	3,780,988
Series J, Pfd., 4.80%	2,025,867	39,362,596
Series I, Pfd., 5.00%(b)	2,434,884	48,746,378
Navient Corp., Pfd., 6.00%	508,638	9,857,404
Synchrony Financial
Series A, Pfd., 5.63%	1,209,348	23,304,136
Series B, Pfd., 8.25%(c)	814,526	20,851,865
		177,215,072
Diversified REITs-0.25%
Global Net Lease, Inc.
Series B, Pfd., 6.88%(b)	218,268	4,546,522
Series A, Pfd., 7.25%(b)	275,082	6,082,063
		10,628,585
Diversified Telecommunication Services-4.60%
AT&T, Inc.
Series C, Pfd., 4.75%(b)	2,839,944	56,600,084
Series A, Pfd., 5.00%(b)	1,949,089	41,749,486
Pfd., 5.35%(b)	2,142,904	51,215,406
	Shares	Value
Diversified Telecommunication Services-(continued)
Qwest Corp.
Pfd., 6.50%(b)	1,588,074	$28,982,351
Pfd., 6.75%	1,076,365	19,826,643
		198,373,970
Electric Utilities-7.41%
BIP Bermuda Holdings I Ltd., Pfd., 5.13% (Canada)	491,089	8,598,968
Brookfield Infrastructure Finance ULC
Pfd., 5.00% (Canada)(b)	412,168	7,542,674
Pfd., 7.25% (Canada)(b)	264,184	6,591,391
Duke Energy Corp.
Pfd., 5.63%(b)	815,159	20,248,550
Series A, Pfd., 5.75%(b)	1,617,404	40,435,100
Entergy Arkansas LLC, Pfd., 4.88%(b)	469,850	10,026,599
Entergy Louisiana LLC, Pfd., 4.88%(b)	429,775	9,132,719
Entergy Mississippi LLC, Pfd., 4.90%	423,523	9,093,039
Entergy New Orleans LLC, Pfd., 5.50%(b)	358,103	8,118,195
Georgia Power Co., Series 2017-A, Pfd., 5.00%(b)	440,131	10,145,020
National Rural Utilities Cooperative Finance Corp., Pfd., 5.50%(b)	403,331	9,478,278
NextEra Energy Capital Holdings, Inc., Series N, Pfd., 5.65%(b)	1,107,149	25,940,501
Pacific Gas and Electric Co., Series A, Pfd., 6.00%(b)	171,203	3,965,061
SCE Trust II, Pfd., 5.10%	281,347	5,182,412
SCE Trust V, Series K, Pfd., 5.45%(b)(c)	512,378	12,312,443
SCE Trust VI, Pfd., 5.00%(b)	781,985	14,232,127
SCE Trust VII, Series M, Pfd., 7.50%(b)	904,628	21,493,961
Southern Co. (The)
Series C, Pfd., 4.20%(b)	1,223,177	22,983,496
Series 2020, Pfd., 4.95%	1,625,621	34,073,016
Pfd., 5.25%(b)	729,499	16,092,748
Pfd., 6.50%	905,808	23,424,195
		319,110,493
Financial Services-4.97%
Apollo Global Management, Inc., Pfd., 7.63%(c)	969,907	25,770,429
Brookfield BRP Holdings (Canada), Inc.
Pfd., 4.63% (Canada)(b)	574,302	9,114,173
Pfd., 4.88% (Canada)(b)	428,915	7,154,302
Pfd., 7.25% (Canada)(b)	243,797	6,012,034
Carlyle Finance LLC, Pfd., 4.63%(b)	810,833	14,619,319
Corebridge Financial, Inc., Pfd., 6.38%	977,058	24,387,368
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	490,872	9,022,227
Series A, Pfd., 5.25%	1,296,130	27,814,950
Jackson Financial, Inc., Pfd., 8.00%(c)	892,065	23,523,754
KKR Group Finance Co. IX LLC, Pfd., 4.63%(b)	805,698	15,549,971
Merchants Bancorp
Series C, Pfd., 6.00%	319,134	6,982,652
Pfd., 7.63%	381,006	9,662,312
Pfd., 8.25%(c)	225,276	5,872,945
TPG Operating Group II L.P., Pfd., 6.95%(b)	645,578	16,578,443
Voya Financial, Inc., Series B, Pfd., 5.35%(c)	486,192	12,188,834
		214,253,713
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

124

Invesco Preferred ETF (PGX)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Gas Utilities-0.23%
Spire, Inc., Series A, Pfd., 5.90%(b)	405,151	$9,995,075
Independent Power and Renewable Electricity Producers-0.15%
Brookfield Renewable Partners L.P., Series 17, Pfd., 5.25% (Canada)	327,884	6,315,046
Insurance-17.22%
AEGON Funding Co. LLC, Pfd., 5.10% (Netherlands)	1,508,824	31,142,127
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	487,762	10,072,285
Series H, Pfd., 5.10%	1,867,896	41,411,254
Series J, Pfd., 7.38%(b)	978,073	26,603,586
American Financial Group, Inc.
Pfd., 4.50%(b)	332,384	5,926,407
Pfd., 5.13%(b)	330,121	6,780,685
Pfd., 5.63%(b)	241,544	5,289,814
Pfd., 5.88%(b)	203,254	4,613,866
American National Group, Inc., Pfd., 7.38%	487,592	12,765,159
Arch Capital Group Ltd.
Series G, Pfd., 4.55%	814,046	15,206,379
Series F, Pfd., 5.45%(b)	541,886	11,818,534
Argo Group US, Inc., Pfd., 6.50%(b)	229,266	4,952,146
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)	407,508	8,211,286
Pfd., 5.63% (Bermuda)	406,623	8,173,122
Pfd., 7.00% (Bermuda)(b)	369,005	9,439,148
Assurant, Inc., Pfd., 5.25%(b)	408,533	8,244,196
Athene Holding Ltd.
Series D, Pfd., 4.88%(b)	933,687	16,946,419
Series B, Pfd., 5.63%	557,113	11,621,377
Series A, Pfd., 6.35%(c)	1,398,539	35,187,241
Pfd., 7.25%(b)(c)	931,291	24,111,124
Series E, Pfd., 7.75%(c)	809,579	21,243,353
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	891,644	18,992,017
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%	568,910	8,670,188
Series C, Pfd., 5.38%	934,673	15,842,707
Pfd., 6.25%(b)	606,147	12,832,132
Series A, Pfd., 6.60%	690,648	14,848,932
Series B, Pfd., 6.75%	655,863	14,619,186
CNO Financial Group, Inc., Pfd., 5.13%(b)	251,268	4,944,954
Enstar Group Ltd.
Series D, Pfd., 7.00%(c)	656,619	13,815,264
Series E, Pfd., 7.00%(b)	167,116	3,425,878
F&G Annuities & Life, Inc.
Pfd., 7.30%	614,082	15,241,515
Pfd., 7.95%(b)	556,063	14,641,139
Globe Life, Inc., Pfd., 4.25%(b)	530,210	8,600,006
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%	558,751	14,030,238
Kemper Corp., Pfd., 5.88%(b)(c)	242,525	5,718,739
Lincoln National Corp., Series D, Pfd., 9.00%	815,001	21,923,527
MetLife, Inc.
Series F, Pfd., 4.75%	1,623,745	33,757,658
Series E, Pfd., 5.63%(b)	1,306,416	31,589,139
	Shares	Value
Insurance-(continued)
Prudential Financial, Inc.
Pfd., 4.13%(b)	806,181	$14,986,905
Pfd., 5.63%(b)	918,224	21,798,638
Pfd., 5.95%(b)	493,930	12,412,461
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)(c)	642,058	15,865,253
Pfd., 7.13%(c)	1,140,050	29,778,106
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)	816,275	13,484,863
Series F, Pfd., 5.75% (Bermuda)(b)	405,762	9,170,221
Selective Insurance Group, Inc., Series B, Pfd., 4.60%(b)	324,115	5,808,141
SiriusPoint Ltd., Series B, Pfd., 8.00% (Sweden)(b)(c)	2,865	72,055
Unum Group, Pfd., 6.25%(b)	487,619	12,166,094
W.R. Berkley Corp.
Pfd., 4.13%(b)	488,296	8,843,041
Pfd., 4.25%(b)	400,330	7,213,947
Pfd., 5.10%(b)	483,887	10,171,305
Pfd., 5.70%(b)	299,073	6,968,401
		741,992,158
Leisure Products-0.39%
Brunswick Corp.
Pfd., 6.38%(b)	375,085	9,332,115
Pfd., 6.50%(b)	300,868	7,533,735
		16,865,850
Multi-Utilities-2.76%
Brookfield Infrastructure Partners L.P.
Series 14, Pfd., 5.00% (Canada)	332,956	5,876,673
Series 13, Pfd., 5.13% (Canada)	328,850	6,136,341
CMS Energy Corp.
Series C, Pfd., 4.20%(b)	374,447	6,732,557
Pfd., 5.63%(b)	326,775	7,470,077
Pfd., 5.88%(b)	458,616	10,727,028
Pfd., 5.88%(b)	1,023,480	24,113,189
DTE Energy Co.
Pfd., 4.38%(b)	451,989	8,334,677
Series G, Pfd., 4.38%	373,044	6,968,462
Series E, Investment Units, 5.25%(b)	648,395	14,692,631
Sempra, Pfd., 5.75%(b)	1,219,044	27,818,584
		118,870,219
Office REITs-1.22%
Hudson Pacific Properties, Inc., Series C, Pfd., 4.75%(b)	683,579	9,207,809
SL Green Realty Corp., Series I, Pfd., 6.50%(b)	375,957	8,647,011
Vornado Realty Trust
Series O, Pfd., 4.45%(b)	545,657	8,539,532
Series M, Pfd., 5.25%(b)	538,780	9,832,735
Series N, Pfd., 5.25%	484,113	8,767,287
Series L, Pfd., 5.40%	423,881	7,799,410
		52,793,784
Oil, Gas & Consumable Fuels-0.31%
SCE Trust VIII, Series N, Pfd., 6.95%(b)	576,605	13,319,576
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

125

Invesco Preferred ETF (PGX)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Real Estate Management & Development-0.83%
Brookfield Property Partners L.P.
Series A, Pfd., 5.75%	469,801	$6,680,570
Series A-2, Pfd., 6.38%	413,095	6,349,270
Series A-1, Pfd., 6.50%	303,826	4,891,599
Brookfield Property Preferred L.P., Pfd., 6.25%	1,094,176	17,670,942
		35,592,381
Residential REITs-0.21%
American Homes 4 Rent
Series G, Pfd., 5.88%(b)	190,989	4,398,477
Series H, Pfd., 6.25%(b)	186,611	4,510,388
		8,908,865
Retail REITs-0.63%
Agree Realty Corp., Series A, Pfd., 4.25%(b)	279,411	4,959,545
Federal Realty Investment Trust, Series C, Pfd., 5.00%(b)	243,445	5,270,584
Kimco Realty Corp.
Series L, Pfd., 5.13%(b)	357,917	7,602,157
Series M, Pfd., 5.25%(b)	422,522	9,189,854
		27,022,140
Specialized REITs-3.91%
Digital Realty Trust, Inc.
Series L, Pfd., 5.20%	541,272	11,534,506
Series J, Pfd., 5.25%(b)	358,922	7,774,251
Series K, Pfd., 5.85%(b)	326,380	7,950,617
EPR Properties, Series G, Pfd., 5.75%	253,320	5,319,720
Public Storage
Series N, Pfd., 3.88%(b)	455,045	7,608,352
Series O, Pfd., 3.90%(b)	292,454	4,933,699
Series Q, Pfd., 3.95%(b)	231,648	3,912,535
Series P, Pfd., 4.00%(b)	981,771	16,945,367
Series R, Pfd., 4.00%(b)	695,074	11,934,421
Series S, Pfd., 4.10%(b)	534,569	9,397,723
Series M, Pfd., 4.13%(b)	359,390	6,364,797
Series L, Pfd., 4.63%(b)	920,762	18,249,503
Series J, Pfd., 4.70%(b)	313,357	6,295,342
Series K, Pfd., 4.75%(b)	327,015	6,658,025
Series I, Pfd., 4.88%(b)	454,265	9,489,596
Series G, Pfd., 5.05%(b)	616,844	13,632,252
Series F, Pfd., 5.15%(b)	448,233	9,977,667
Series H, Pfd., 5.60%(b)	430,069	10,390,467
		168,368,840
	Shares	Value
Trading Companies & Distributors-0.66%
FTAI Aviation Ltd., Series C, Pfd., 8.25%(b)(c)	161,083	$4,175,271
Triton International Ltd.
Series E, Pfd., 5.75% (Bermuda)	294,854	5,811,572
Pfd., 6.88% (Bermuda)(b)	230,841	5,387,829
Pfd., 7.38% (Bermuda)	285,168	6,972,358
Pfd., 8.00% (Bermuda)	234,962	5,979,783
		28,326,813
Wireless Telecommunication Services-2.11%
Telephone and Data Systems, Inc.
Series VV, Pfd., 6.00%	1,124,867	20,945,023
Series UU, Pfd., 6.63%(b)	675,846	14,598,274
United States Cellular Corp.
Pfd., 5.50%(b)	819,215	18,080,075
Pfd., 5.50%(b)	819,089	18,101,867
Pfd., 6.25%(b)	812,967	19,389,263
		91,114,502
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $5,099,543,359)		4,299,258,280
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.10%
Invesco Private Government Fund, 4.34%(e)(f)(g)	13,205,555	13,205,555
Invesco Private Prime Fund, 4.47%(e)(f)(g)	34,119,792	34,130,028
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,335,583)		47,335,583
TOTAL INVESTMENTS IN SECURITIES-100.88% (Cost $5,146,878,942)		4,346,593,863
OTHER ASSETS LESS LIABILITIES-(0.88)%		(37,827,088)
NET ASSETS-100.00%		$4,308,766,775

LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

126

Invesco Preferred ETF (PGX)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$897,929	$175,102,398	$(176,000,327)	$-	$-	$-	$238,602
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,894,430	95,970,834	(103,659,709)	-	-	13,205,555	544,553 *
Invesco Private Prime Fund	54,517,239	237,114,381	(257,494,889)	(4,377)	(2,326)	34,130,028	1,445,751 *
Total	$76,309,598	$508,187,613	$(537,154,925)	$(4,377)	$(2,326)	$47,335,583	$2,228,906

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

127

Invesco Short Term Treasury ETF (TBLL)
February 28, 2025
(Unaudited)
Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.75%
U.S. Treasury Bills-57.25%(a)
4.40%, 03/06/2025	$379,600	$379,467
4.37%, 03/13/2025	106,800	106,674
4.51%, 03/18/2025	748,100	746,771
4.36%, 03/20/2025	222,400	221,958
4.47%, 03/25/2025	681,200	679,441
4.34%, 03/27/2025	510,900	509,464
4.19%–4.45%, 04/01/2025	45,337,200	45,182,440
4.24%–4.50%, 04/03/2025	68,478,400	68,228,967
4.21%–4.44%, 04/08/2025	36,003,600	35,851,332
4.24%–4.50%, 04/10/2025	41,330,500	41,146,047
4.22%–4.42%, 04/15/2025	32,749,900	32,584,372
4.00%–5.24%, 04/17/2025	52,881,400	52,602,087
4.23%–4.40%, 04/22/2025	20,681,200	20,559,755
4.22%–4.49%, 04/24/2025	40,106,800	39,862,317
4.22%–4.39%, 04/29/2025	20,681,200	20,543,277
4.23%–4.49%, 05/01/2025	37,938,100	37,674,379
4.23%–4.28%, 05/06/2025	43,821,000	43,493,102
4.31%, 05/08/2025	55,313,600	54,886,063
4.23%–4.28%, 05/13/2025	35,259,200	34,967,658
4.04%–5.18%, 05/15/2025	49,023,700	48,606,927
4.24%–4.28%, 05/20/2025	33,810,500	33,503,667
4.39%, 05/22/2025	50,361,100	49,891,902
4.23%–4.29%, 05/27/2025	35,259,200	34,911,544
4.39%, 05/29/2025	49,360,000	48,859,294
4.20%, 06/03/2025	21,000,000	20,774,868
4.33%, 06/05/2025	24,476,000	24,208,698
4.20%, 06/10/2025	21,000,000	20,758,027
3.97%–4.80%, 06/12/2025	36,091,700	35,668,445
4.20%, 06/17/2025	20,000,000	19,752,799
4.20%–4.32%, 06/20/2025	24,816,400	24,501,429
4.20%, 06/24/2025	20,000,000	19,736,647
4.22%–4.32%, 06/26/2025	21,226,200	20,943,110
4.18%, 07/03/2025	23,000,000	22,674,709
3.98%–4.78%, 07/10/2025	36,091,700	35,552,982
3.98%–4.41%, 08/07/2025	33,242,700	32,640,510
3.96%–4.42%, 09/04/2025	33,234,100	32,534,303
4.14%–4.43%, 10/02/2025	27,097,900	26,448,557
4.13%–4.30%, 10/30/2025	21,360,000	20,788,170
4.11%–4.30%, 11/28/2025	16,019,700	15,545,867
4.20%, 12/26/2025	15,340,200	14,841,943
3.96%, 01/22/2026	16,000,000	15,432,261
3.94%, 02/19/2026	16,000,000	15,386,957
		1,164,189,187
	Principal Amount	Value
U.S. Treasury Notes-42.50%
1.75%, 03/15/2025	$635,300	$634,750
0.50% - 3.88%, 03/31/2025	275,100	274,670
0.38% - 3.88%, 04/30/2025	80,401,700	80,162,746
2.13% - 2.75%, 05/15/2025	26,961,700	26,859,463
2.88%, 05/31/2025	22,155,000	22,078,111
2.88%, 06/15/2025	38,775,300	38,612,337
0.25% - 4.63%, 06/30/2025	82,349,600	81,743,187
3.00%, 07/15/2025	15,510,500	15,438,449
2.00%, 08/15/2025	18,499,900	18,309,578
0.25% - 5.00%, 08/31/2025	108,762,000	107,899,515
3.50%, 09/15/2025	35,792,000	35,648,735
0.25%, 09/30/2025	36,167,100	35,349,121
3.00% - 5.00%, 09/30/2025	54,914,500	54,900,086
4.25%, 10/15/2025	13,000,000	13,001,421
0.25% - 5.00%, 10/31/2025	73,867,200	72,842,539
2.25% - 4.50%, 11/15/2025	57,020,800	56,575,401
0.38% - 4.88%, 11/30/2025	74,301,100	73,272,920
4.00%, 12/15/2025	13,000,000	12,984,034
0.38% - 4.25%, 12/31/2025	28,340,200	28,038,737
0.38% - 4.25%, 01/31/2026	35,074,200	34,678,567
1.63%, 02/15/2026	16,000,000	15,623,083
0.50% - 4.63%, 02/28/2026	40,000,000	39,428,646
		864,356,096
Total U.S. Treasury Securities (Cost $2,027,682,608)		2,028,545,283
	Shares
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(b)(c) (Cost $660)	660	660
TOTAL INVESTMENTS IN SECURITIES-99.75% (Cost $2,027,683,268)		2,028,545,943
OTHER ASSETS LESS LIABILITIES-0.25%		5,074,905
NET ASSETS-100.00%		$2,033,620,848
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

128

Invesco Short Term Treasury ETF (TBLL)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,884	$3,562,181	$(3,568,405)	$-	$-	$660	$1,902

(c)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

129

Invesco Taxable Municipal Bond ETF (BAB)
February 28, 2025
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.52%
Alabama-0.63%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2021 B, Ref. RB	1.27%	09/01/2026	$1,000	$958,032
Auburn University, Series 2020 C, RB	2.53%	06/01/2040	400	306,179
Auburn University, Series 2020 C, RB	2.68%	06/01/2050	5,000	3,374,765
Birmingham (City of), AL Water Works Board (The), Series 2021, Ref. RB	2.61%	01/01/2037	1,000	810,356
Birmingham (City of), AL Water Works Board (The), Series 2021, Ref. RB	2.71%	01/01/2038	900	722,375
				6,171,707
Arizona-1.13%
Arizona (State of) Department of Transportation, Series 2020, Ref. RB	2.46%	07/01/2030	2,560	2,332,623
Chandler (City of), AZ, Series 2021, Ref. GO Bonds	1.75%	07/01/2028	3,000	2,767,186
Flagstaff (City of), AZ, Series 2020 A, COP	3.01%	05/01/2040	950	756,043
Phoenix Civic Improvement Corp., Series 2021 C, Ref. RB	2.97%	07/01/2044	105	77,962
Scottsdale Municipal Property Corp., Series 2021 B, Ref. RB	1.23%	07/01/2028	250	227,698
Tempe (City of), AZ, Series 2021, COP	2.59%	07/01/2037	2,950	2,307,987
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.31%	07/01/2027	850	794,392
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.70%	07/01/2029	450	402,884
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	2.86%	07/01/2047	1,750	1,309,283
Yuma (City of), AZ, Series 2021, RB	2.63%	07/15/2038	140	112,881
				11,088,939
Arkansas-0.01%
University of Arkansas, Series 2021 B, RB	3.10%	12/01/2041	150	119,001
California-22.98%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 B, Ref. RB, (INS - AGM)(a)	5.40%	10/01/2046	450	447,868
Alameda (County of), CA (Social Bonds), Series 2022 A-1, GO Bonds	4.55%	08/01/2042	2,250	2,130,209
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	7.04%	04/01/2050	3,455	4,139,093
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-3, RB	6.91%	10/01/2050	2,925	3,467,517
California (State of), Series 2009, GO Bonds	7.50%	04/01/2034	7,410	8,629,018
California (State of), Series 2009, GO Bonds	7.55%	04/01/2039	10,760	12,997,305
California (State of), Series 2009, GO Bonds	7.30%	10/01/2039	6,060	7,033,160
California (State of), Series 2009, GO Bonds	7.35%	11/01/2039	8,355	9,740,495
California (State of), Series 2010, GO Bonds	7.63%	03/01/2040	4,400	5,291,103
California (State of), Series 2010, GO Bonds	7.60%	11/01/2040	7,350	8,975,707
California (State of), Series 2018, Ref. GO Bonds	4.50%	04/01/2033	4,700	4,627,089
California (State of), Series 2023, GO Bonds	5.10%	03/01/2029	7,995	8,232,680
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.77%	12/01/2034	1,310	1,017,111
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.79%	12/01/2035	5,275	3,981,593
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.24%	10/01/2027	1,000	928,309
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.47%	10/01/2028	1,000	908,747
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.60%	10/01/2029	1,000	888,123
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.69%	10/01/2030	1,000	867,160
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	2.72%	10/01/2040	950	734,079
California (State of) Infrastructure & Economic Development Bank (UCSF Neurosciences Building 19A), Series 2010 A, RB	6.49%	05/15/2049	950	1,044,139
California (State of) Municipal Finance Authority (FBI San Diego), Series 2020, RB	2.52%	10/01/2035	2,615	1,774,688
California (State of) Public Works Board (California State University), Series 2010 B-2, RB	7.80%	03/01/2035	750	849,562
California (State of) Statewide Communities Development Authority (California Independent System Operator Corp.) (Green Bonds), Series 2021, Ref. RB	2.68%	02/01/2039	150	116,815
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

130

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018 B, RB	4.82%	08/01/2045	$2,000	$1,734,730
California State University, Series 2010 B, RB	6.48%	11/01/2041	850	925,381
California State University, Series 2020 B, Ref. RB	2.98%	11/01/2051	2,900	2,055,828
California State University, Series 2021 B, Ref. RB	2.80%	11/01/2041	3,450	2,564,504
California State University, Series 2021 B, Ref. RB	2.72%	11/01/2052	1,150	797,312
California State University, Series 2021 B, Ref. RB	2.94%	11/01/2052	1,000	677,825
California State University, Series 2023 B, RB	5.18%	11/01/2053	2,000	1,942,471
Carson (City of), CA (Carson Pension Obligation), Series 2020, RB	3.70%	01/15/2044	2,950	2,389,522
Chula Vista (City of), CA, Series 2021, RB, (INS - BAM)(a)	2.81%	06/01/2045	1,000	691,714
Coast Community College District, Series 2022, Ref. GO Bonds	2.98%	08/01/2039	1,000	801,535
Downey (City of), CA, Series 2021, RB	2.85%	06/01/2040	750	578,796
Downey (City of), CA, Series 2021, RB	3.00%	06/01/2044	550	399,704
East Bay Municipal Utility District, Series 2010, RB	5.03%	06/01/2032	1,000	1,002,001
East Bay Municipal Utility District, Series 2010, RB	5.87%	06/01/2040	2,900	3,092,894
El Segundo (City of), CA, Series 2021, RB	3.06%	07/01/2040	1,350	1,079,994
Foothill-Eastern Transportation Corridor Agency, Series 2019 A, Ref. RB	4.09%	01/15/2049	1,000	829,790
Fresno (City of), CA, Series 2010 A-2, Ref. RB	6.50%	06/01/2030	1,950	2,024,372
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.49%	06/01/2036	850	705,775
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.71%	06/01/2041	1,380	1,072,137
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	3.12%	06/01/2038	6,400	5,288,521
Hayward Unified School District, Series 2020, Ref. GO Bonds, (INS - AGM)(a)	2.87%	08/01/2040	3,950	3,124,999
Inglewood (City of), CA, Series 2020, RB, (INS - AGM)(a)	3.92%	09/01/2050	140	112,103
Inglewood (City of), CA, Series 2023, RB, (INS - AGM)(a)	6.40%	09/01/2053	1,000	1,052,701
Jurupa Community Services District, Series 2010 B, COP	6.50%	09/01/2026	1,070	1,095,196
Jurupa Community Services District, Series 2010 B, COP	6.60%	09/01/2027	1,125	1,170,785
Jurupa Community Services District, Series 2010 B, COP	6.70%	09/01/2028	120	126,890
Jurupa Community Services District, Series 2010 B, COP	7.19%	09/01/2040	100	116,694
Los Angeles (City of), CA Department of Water & Power, Series 2010 A, RB	6.60%	07/01/2050	1,415	1,531,092
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.57%	07/01/2045	1,950	2,081,696
Los Angeles Community College District, Series 2010, GO Bonds	6.60%	08/01/2042	2,950	3,279,261
Los Angeles Unified School District, Series 2010 J-05, GO Bonds	5.98%	05/01/2027	450	461,373
Montebello (City of), CA, Series 2020, RB, (INS - AGM)(a)	4.06%	06/01/2039	1,000	914,535
Monterey Park (City of), CA, Series 2021 A, RB	3.02%	06/01/2043	2,500	1,912,653
Napa Valley Unified School District, Series 2010 B, GO Bonds	6.51%	08/01/2043	2,950	3,300,384
Northern California Power Agency, Series 2010 B, RB	7.31%	06/01/2040	1,000	1,122,123
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.52%	05/01/2026	505	488,500
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.67%	05/01/2027	842	795,463
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.95%	05/01/2028	584	541,519
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.05%	05/01/2029	972	883,658
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.10%	05/01/2030	486	431,827
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.20%	05/01/2031	368	320,495
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.30%	05/01/2032	819	699,700
Oxnard School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	2.63%	08/01/2041	6,340	4,748,870
Pasadena (City of), CA, Series 2020 A, Ref. RB	3.24%	05/01/2045	5,000	3,782,907
Pomona (City of), CA, Series 2020 BJ, RB	3.72%	08/01/2040	3,250	2,744,755
Pomona (City of), CA, Series 2020 BJ, RB	3.82%	08/01/2046	1,500	1,206,262
Rancho Santiago Community College District, Series 2020 A-1, Ref. GO Bonds	0.96%	09/01/2026	5,450	5,192,368
Regents of the University of California Medical Center, Series 2009 F, RB	6.46%	05/15/2029	370	382,849
Regents of the University of California Medical Center, Series 2009 F, RB	6.58%	05/15/2049	4,335	4,758,738
Regents of the University of California Medical Center, Series 2020 N, RB	3.71%	05/15/2120	850	572,023
Regents of the University of California Medical Center, Series 2022, RB	4.56%	05/15/2053	2,500	2,224,753
Richmond (City of), CA, Series 2022, Ref. RB	5.79%	01/15/2044	260	267,123
Riverside (City of), CA, Series 2009 B, RB	6.35%	10/01/2039	500	549,262
Riverside (City of), CA (Riverside Pension Obligation), Series 2020 A, RB	3.86%	06/01/2045	2,000	1,742,415
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.69%	08/01/2041	1,000	749,690
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.86%	08/01/2049	300	206,200
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, Ref. RB	4.23%	10/15/2038	2,000	1,858,268
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

131

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA, Series 2010 C, GO Bonds	6.26%	06/15/2030	$1,450	$1,538,987
San Francisco (City & County of), CA, Series 2010 D, GO Bonds	6.26%	06/15/2030	10	10,599
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	2.83%	06/15/2050	125	85,929
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	3.08%	06/15/2060	1,000	660,680
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 C, Ref. RB	3.35%	05/01/2051	800	580,191
San Francisco (City & County of), CA Public Utilities Commission, Series 2010 B, RB	6.00%	11/01/2040	1,245	1,311,800
San Francisco (City & County of), CA Public Utilities Commission, Series 2010 E, RB	5.70%	11/01/2027	2,900	2,967,642
San Francisco (City & County of), CA Public Utilities Commission, Series 2010 E, RB	6.00%	11/01/2040	980	1,036,046
San Francisco (City & County of), CA Public Utilities Commission, Series 2010, RB	6.95%	11/01/2050	1,600	1,849,812
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 A, Ref. RB	2.80%	03/01/2044	450	326,073
San Francisco Community College District, Series 2020 A-1, GO Bonds	3.17%	06/15/2041	4,000	3,215,361
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.76%	05/01/2042	1,000	946,029
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.86%	05/01/2052	1,000	919,980
San Jose (City of), CA Financing Authority (Ice Centre), Series 2020 B, RB	3.42%	06/01/2041	3,750	3,081,839
San Jose Unified School District, Series 2021, Ref. GO Bonds	2.31%	08/01/2039	3,000	2,286,265
San Luis Unit/Westlands Water District Financing Authority, Series 2020 A, RB, (INS - AGM)(a)	3.74%	09/01/2050	200	155,558
Santa Ana (City of), CA, Series 2021 A, RB	3.10%	08/01/2044	1,350	1,061,993
Santa Clara Valley Water District, Series 2016 B, Ref. RB	4.35%	06/01/2046	3,000	2,669,476
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.70%	08/01/2040	1,180	897,774
Tulare (County of), CA, Series 2018, RB	4.45%	06/01/2037	2,000	1,888,873
University of California, Series 2015 AQ, RB	4.77%	05/15/2115	1,477	1,283,482
University of California, Series 2016 AS, Ref. RB	3.55%	05/15/2039	500	434,449
University of California, Series 2019 BD, RB	3.35%	07/01/2029	2,500	2,411,411
University of California, Series 2020 BG, RB	1.32%	05/15/2027	4,910	4,616,809
University of California, Series 2020 BG, RB	1.61%	05/15/2030	7,500	6,516,389
University of California, Series 2021 BI, Ref. RB	0.87%	05/15/2026	1,000	961,361
University of California, Series 2021 BI, Ref. RB	1.27%	05/15/2027	1,000	939,326
University of California, Series 2021 BI, Ref. RB	1.37%	05/15/2028	100	91,547
University of California, Series 2021 BI, Ref. RB	1.70%	05/15/2029	450	405,725
University of California, Series 2021 BI, Ref. RB	1.90%	05/15/2030	1,000	886,136
University of California, Series 2021 BI, Ref. RB	2.00%	05/15/2031	1,000	868,455
University of California, Series 2021 BI, Ref. RB	2.05%	05/15/2032	950	806,347
University of California, Series 2021 BI, Ref. RB	2.15%	05/15/2033	1,000	833,773
University of California, Series 2021 BI, Ref. RB	2.25%	05/15/2034	250	205,125
University of California, Series 2021 BI, Ref. RB	2.35%	05/15/2035	150	121,330
University of California, Series 2021 BI, Ref. RB	2.45%	05/15/2036	200	159,483
University of California, Series 2021 BJ, RB	3.07%	05/15/2051	160	109,314
University of California, Series 2024 B, RB	4.93%	05/15/2034	700	713,596
				225,881,471
Colorado-1.61%
Aurora (City of), CO (Green Bonds), Series 2021 B, Ref. RB	2.72%	08/01/2046	175	124,784
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, Ref. RB	3.70%	11/01/2039	1,100	955,512
Colorado (State of) Regional Transportation District, Series 2010 B, RB	5.84%	11/01/2050	4,025	4,219,626
Colorado Housing and Finance Authority, Series 2023 K-1, RB, (CEP - GNMA)	5.54%	11/01/2038	1,000	1,019,717
Colorado Housing and Finance Authority, Series 2023 K-1, RB, (CEP - GNMA)	6.50%	11/01/2053	1,880	1,981,270
Colorado Housing and Finance Authority, Series 2023 Q-1, RB, (CEP - GNMA)	6.07%	11/01/2038	1,450	1,518,309
Colorado Mesa University, Series 2009 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.80%	05/15/2040	215	223,258
Denver (City & County of), CO, Series 2016 B, Ref. RB	3.82%	08/01/2032	950	907,301
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.52%	11/15/2032	2,000	1,734,643
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.62%	11/15/2033	1,450	1,240,868
Denver City & County School District No. 1, Series 2009 C, GO Bonds	5.66%	12/01/2033	440	450,808
Denver City & County School District No. 1, Series 2011 B, Ref. COP	7.02%	12/15/2037	1,220	1,402,830
				15,778,926
Connecticut-1.44%
Connecticut (State of), Series 2008 A, GO Bonds	5.85%	03/15/2032	4,500	4,782,606
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

132

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2019 A, GO Bonds	3.48%	04/15/2029	$450	$437,289
Connecticut (State of), Series 2021 A, GO Bonds	1.12%	06/01/2026	400	385,340
Connecticut (State of), Series 2021 A, GO Bonds	1.50%	06/01/2027	200	188,700
Connecticut (State of), Series 2021 A, GO Bonds	1.65%	06/01/2028	350	323,208
Connecticut (State of), Series 2021 A, GO Bonds	1.89%	06/01/2029	440	400,100
Connecticut (State of), Series 2021 A, GO Bonds	1.99%	06/01/2030	650	579,292
Connecticut (State of), Series 2021 A, GO Bonds	2.09%	06/01/2031	850	743,284
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2021 L-2, RB	3.54%	07/01/2051	2,610	1,805,282
Hartford (County of), CT Metropolitan District (Clean Water), Series 2020, Ref. RB	2.56%	04/01/2039	950	739,633
New Britain (City of), CT, Series 2018, Ref. GO Bonds, (INS - BAM)(a)	4.35%	03/01/2039	125	117,723
New Britain (City of), CT, Series 2020 B, Ref. GO Bonds, (INS - AGM)(a)	3.25%	09/01/2042	100	79,599
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.24%	08/01/2030	1,750	1,821,732
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.39%	08/01/2040	1,595	1,749,868
				14,153,656
Delaware-0.06%
University of Delaware, Series 2018, RB	4.07%	11/01/2050	720	615,051
District of Columbia-0.60%
District of Columbia, Series 2023 B, Ref. RB	5.20%	05/01/2032	1,200	1,253,272
District of Columbia (National Public Radio, Inc.), Series 2020, Ref. RB	3.53%	04/01/2047	500	371,196
District of Columbia Water & Sewer Authority (Green Bonds), Series 2014 A, RB	4.81%	10/01/2114	1,450	1,313,597
Metropolitan Washington Airports Authority, Series 2009 D, RB	7.46%	10/01/2046	2,430	2,994,105
				5,932,170
Florida-3.43%
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB, (INS - AGM)(a)	3.61%	08/15/2040	5,750	4,672,994
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGM)(a)	3.22%	02/01/2032	950	837,570
Gainesville (City of), FL, Series 2020, RB	3.05%	10/01/2040	6,000	4,827,595
JEA Electric System, Series 2009 F, RB	6.41%	10/01/2034	450	476,992
JEA Water & Sewer System, Series 2010 A, RB	6.21%	10/01/2033	1,100	1,162,492
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.14%	10/01/2027	950	923,533
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.18%	10/01/2028	3,550	3,416,427
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.28%	10/01/2029	150	143,157
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	3.27%	10/01/2041	250	202,328
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.29%	10/01/2031	500	436,475
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.44%	10/01/2032	450	387,565
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.54%	10/01/2033	450	381,998
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.79%	10/01/2037	450	359,261
Miami-Dade (County of), FL, Series 2023, RB	6.22%	11/01/2055	1,000	1,057,022
Miami-Dade (County of), FL Transit System, Series 2010 B, RB	5.53%	07/01/2032	2,450	2,492,309
Miami-Dade (County of), FL Transit System, Series 2020 B, Ref. RB	2.60%	07/01/2042	1,050	794,620
Reedy Creek Improvement District, Series 2020 A, Ref. GO Bonds	2.73%	06/01/2038	350	280,580
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 B, Ref. RB, (INS - AGM)(a)	2.54%	10/01/2030	1,800	1,597,359
State Board of Administration Finance Corp., Series 2020 A, RB	1.71%	07/01/2027	4,505	4,242,909
State Board of Administration Finance Corp., Series 2020 A, RB	2.15%	07/01/2030	3,950	3,508,826
Sumter Landing Community Development District, Series 2025, RB, (INS - AGC)(a)	5.74%	10/01/2045	1,000	1,032,114
Sumter Landing Community Development District, Series 2025, RB, (INS - AGC)(a)	5.82%	10/01/2054	500	517,251
				33,751,377
Georgia-2.13%
Atlanta (City of), GA, Series 2020, Ref. RB	2.26%	11/01/2035	900	745,379
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association), Series 2019, Ref. RB	3.24%	10/01/2049	1,080	785,240
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association), Series 2022, Ref. RB	3.47%	10/01/2042	4,950	4,024,635
Fulton (County of), GA Development Authority (Georgia Tech Foundation), Series 2019, Ref. RB	3.13%	11/01/2049	100	72,255
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

133

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of), Series 2010, GO Bonds	4.31%	10/01/2026	$950	$952,560
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB	6.66%	04/01/2057	3,214	3,619,273
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010, RB	7.06%	04/01/2057	1,180	1,353,583
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010-A, RB	6.64%	04/01/2057	1,593	1,788,220
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	6.47%	07/01/2045	5,000	5,450,233
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 B, RB	6.70%	07/01/2056	1,900	2,133,436
				20,924,814
Hawaii-1.33%
Hawaii (State of), Series 2010 DX, GO Bonds	5.53%	02/01/2030	950	987,822
Hawaii (State of), Series 2017 A, RB	3.89%	07/01/2037	1,200	1,096,648
Hawaii (State of), Series 2020 B, RB	3.48%	07/01/2050	900	688,443
Hawaii (State of), Series 2020 E, Ref. RB	2.23%	07/01/2029	100	91,331
Hawaii (State of), Series 2020 FZ, GO Bonds	0.89%	08/01/2026	1,000	955,155
Hawaii (State of), Series 2020 FZ, GO Bonds	2.00%	08/01/2027	170	161,610
Hawaii (State of), Series 2020 FZ, GO Bonds	1.70%	08/01/2032	5,000	4,113,399
Hawaii (State of), Series 2020 FZ, GO Bonds	1.87%	08/01/2033	1,000	810,314
Hawaii (State of), Series 2020 FZ, GO Bonds	2.29%	08/01/2040	900	636,547
Hawaii (State of), Series 2023 GM, GO Bonds	5.32%	10/01/2038	400	412,212
Hawaii (State of), Series 2023 GM, GO Bonds	5.30%	10/01/2039	800	819,973
Hawaii (State of), Series 2023 GM, GO Bonds	5.40%	10/01/2041	500	512,672
Hawaii (State of), Series 2024 GN, GO Bonds	5.11%	10/01/2043	500	499,715
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.47%	07/01/2030	500	435,133
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.62%	07/01/2031	1,000	853,094
				13,074,068
Idaho-0.60%
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.36%	01/01/2043	2,140	2,120,329
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.45%	01/01/2048	245	240,983
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.37%	01/01/2039	975	988,709
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.51%	01/01/2044	980	980,818
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.55%	07/01/2049	975	968,206
Idaho (State of) Housing & Finance Association (Garvee), Series 2010 A-2, RB	6.35%	07/15/2028	540	560,549
				5,859,594
Illinois-6.67%
Chicago (City of), IL, Series 2010 B, GO Bonds	7.52%	01/01/2040	1,000	1,136,867
Chicago (City of), IL, Series 2010 B, Ref. GO Bonds	6.21%	01/01/2032	4,515	4,661,703
Chicago (City of), IL, Series 2010 C, GO Bonds	6.21%	01/01/2036	240	248,559
Chicago (City of), IL, Series 2010 D, GO Bonds	6.26%	01/01/2040	500	512,508
Chicago (City of), IL, Series 2011 C-1, GO Bonds	7.78%	01/01/2035	1,665	1,892,313
Chicago (City of), IL, Series 2015 B, GO Bonds	7.38%	01/01/2033	1,936	2,113,978
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.47%	01/01/2049	4,950	4,476,665
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.57%	01/01/2054	4,580	4,158,820
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.35%	01/01/2030	2,950	2,696,588
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.45%	01/01/2031	2,000	1,799,411
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.55%	01/01/2032	2,000	1,771,921
Chicago (City of), IL Transit Authority, Series 2010 B, RB	6.20%	12/01/2040	1,000	1,051,029
Du Page (County of), IL, Series 2010, GO Bonds	5.70%	01/01/2029	500	511,935
Illinois (State of), Series 2003, GO Bonds	5.10%	06/01/2033	3,812	3,817,026
Illinois (State of), Series 2010 2, GO Bonds	6.90%	03/01/2035	9,250	10,113,376
Illinois (State of), Series 2010, GO Bonds	6.75%	03/01/2028	1,815	1,906,912
Illinois (State of), Series 2010, GO Bonds	6.63%	02/01/2035	1,538	1,626,160
Illinois (State of), Series 2010-3, GO Bonds	6.73%	04/01/2035	846	898,743
Illinois (State of), Series 2023 A, GO Bonds	5.21%	05/01/2026	1,000	1,010,119
Illinois (State of), Series 2023 A, GO Bonds	5.11%	05/01/2027	950	962,280
Illinois (State of) Finance Authority (Ann & Robert H. Lurie Children’s Hospital), Series 2018, Ref. RB	3.94%	08/15/2047	900	751,418
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020, Ref. RB	3.51%	05/15/2041	4,000	3,223,553
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

134

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Housing Development Authority (Social Bonds), Series 2023 I, Ref. RB, (CEP - FNMA)	5.76%	10/01/2053	$1,000	$1,005,365
Illinois (State of) Housing Development Authority (Social Bonds), Series 2023 O, RB, (CEP - FNMA)	6.28%	10/01/2049	1,000	1,038,592
Illinois (State of) Municipal Electric Agency, Series 2009, RB	6.83%	02/01/2035	785	838,815
Illinois (State of) Regional Transportation Authority, Series 2010, RB	6.00%	07/01/2035	500	523,212
Northern Illinois Municipal Power Agency, Series 2010 A, RB	7.62%	01/01/2030	125	134,209
Sales Tax Securitization Corp., Series 2017 B, Ref. RB	3.59%	01/01/2043	850	729,049
Sales Tax Securitization Corp., Series 2019 A, Ref. RB	4.79%	01/01/2048	250	236,962
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	2.96%	01/01/2032	2,500	2,248,768
Sales Tax Securitization Corp., Series 2020 B, Ref. RB, (INS - BAM)(a)	3.41%	01/01/2043	6,000	4,745,678
Sales Tax Securitization Corp., Series 2021 B, Ref. RB	3.24%	01/01/2042	995	819,435
Sales Tax Securitization Corp., Series 2023 B, Ref. RB	4.87%	01/01/2032	500	504,982
Sales Tax Securitization Corp. (Social Bonds), Series 2023 B, RB	5.29%	01/01/2041	1,350	1,352,072
				65,519,023
Indiana-0.71%
Indiana (State of) Finance Authority, Series 2009 B, RB	6.60%	02/01/2039	1,200	1,346,682
Indiana (State of) Finance Authority (Green Bonds) (Ohio River Bridges East and Crossing), Series 2021, RB	3.05%	01/01/2051	450	335,515
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 B-3, RB, (CEP - GNMA)	5.43%	07/01/2048	300	297,456
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 C-2, RB, (CEP - GNMA)	5.55%	07/01/2043	1,000	1,006,744
Indiana University, Series 2020 B, Ref. RB	3.07%	06/01/2060	1,000	674,983
Indianapolis Local Public Improvement Bond Bank, Series 2010 A-2, RB	5.85%	01/15/2030	740	756,453
Indianapolis Local Public Improvement Bond Bank, Series 2010 B-2, RB	5.97%	01/15/2030	2,465	2,521,869
				6,939,702
Iowa-0.36%
Coralville (City of), IA, Series 2023 A, Ref. GO Bonds, (INS - AGM)(a)	6.22%	05/01/2043	3,000	3,081,840
Iowa Student Loan Liquidity Corp., Series 2022 A, RB	5.08%	12/01/2039	505	488,472
				3,570,312
Kansas-0.44%
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.73%	04/15/2037	1,400	1,390,284
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.93%	04/15/2045	1,900	1,871,798
Kansas (State of) Development Finance Authority, Series 2021 K, RB, (INS - BAM)(a)	2.77%	05/01/2051	1,500	1,065,772
				4,327,854
Kentucky-0.38%
Kenton (County of), KY Airport Board, Series 2019, RB	4.69%	01/01/2049	1,000	913,835
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.12%	07/01/2049	2,000	1,384,185
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.22%	07/01/2053	1,950	1,321,738
Louisville (City of) & Jefferson (County of), KY Metropolitan Government, Series 2009, GO Bonds	5.45%	11/15/2027	150	154,413
				3,774,171
Louisiana-1.58%
Lafayette (Parish of), LA School Board, Series 2020, Ref. RB	2.83%	04/01/2048	1,965	1,388,495
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.17%	06/01/2040	1,450	1,134,590
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.25%	06/01/2044	1,000	736,628
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2020, Ref. RB, (INS - AGM)(a)	2.59%	02/01/2043	3,225	2,282,839
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2020, Ref. RB, (INS - AGM)(a)	2.64%	02/01/2048	950	624,533
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp.), Series 2022, RB	5.20%	09/01/2039	930	946,271
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

135

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2022, RB	4.48%	08/01/2039	$3,540	$3,415,261
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2023, RB	5.05%	12/01/2034	1,250	1,280,081
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(a)	2.28%	06/01/2030	300	268,556
Louisiana (State of) Transportation Authority, Series 2021 A, Ref. RB	3.08%	08/15/2043	100	77,193
New Orleans (City of), LA, Series 2016, GO Bonds	4.55%	12/01/2046	1,000	912,732
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.84%	06/01/2041	1,400	1,065,886
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.89%	12/01/2041	1,500	1,150,997
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.94%	06/01/2045	170	121,083
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.99%	12/01/2045	150	108,210
				15,513,355
Maine-0.08%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 B, Ref. RB, (INS - AGM)(a)	3.12%	07/01/2043	1,000	753,654
Maryland-1.21%
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.14%	07/01/2026	410	393,834
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.34%	07/01/2027	1,000	936,944
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.58%	07/01/2028	555	509,434
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.86%	07/01/2043	145	107,836
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.91%	08/01/2026	715	681,522
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.25%	08/01/2027	950	882,881
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.69%	08/01/2030	450	388,918
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2013 B, RB	4.67%	07/01/2036	1,000	983,327
Maryland Community Development Administration (Social Bonds), Series 2023 D, RB, (CEP - GNMA)	5.36%	09/01/2038	1,000	1,002,711
Maryland Community Development Administration (Social Bonds), Series 2023 D, RB, (CEP - GNMA)	5.48%	09/01/2043	500	494,573
Maryland Community Development Administration (Social Bonds), Series 2023 F, RB, (CEP - GNMA)	6.15%	09/01/2038	1,000	1,047,862
Maryland Community Development Administration (Social Bonds), Series 2023 F, RB, (CEP - GNMA)	6.23%	09/01/2043	1,000	1,036,433
Maryland Economic Development Corp. (Green Bonds), Series 2024, RB	5.43%	05/31/2056	2,000	2,014,203
Maryland Economic Development Corp. (Green Bonds), Series 2024, RB	5.94%	05/31/2057	1,000	1,032,551
Maryland Economic Development Corp. (Seagirt Marine Terminal), Series 2019, RB	4.75%	06/01/2042	400	356,733
				11,869,762
Massachusetts-3.87%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.91%	05/01/2029	7,715	7,830,436
Massachusetts (Commonwealth of), Series 2010 D, GO Bonds	4.50%	08/01/2031	1,650	1,638,077
Massachusetts (Commonwealth of), Series 2010, GO Bonds	4.68%	05/01/2026	2,400	2,407,184
Massachusetts (Commonwealth of), Series 2019 D, Ref. GO Bonds	2.81%	09/01/2043	650	491,242
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.99%	11/01/2026	1,000	950,322
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.14%	11/01/2027	3,000	2,776,476
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.37%	11/01/2028	2,500	2,265,305
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.87%	11/01/2033	1,850	1,498,496
Massachusetts (Commonwealth of) (Green Bonds), Series 2016 F, GO Bonds	3.28%	06/01/2046	1,500	1,199,253
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2010, RB	5.19%	08/01/2040	730	735,405
Massachusetts (Commonwealth of) College Building Authority, Series 2009 C, RB, (CEP - Colorado Higher Education Intercept Program)	5.83%	05/01/2030	4,950	5,099,220
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.84%	12/01/2042	1,500	1,543,264
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.92%	12/01/2047	750	774,415
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

136

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.56%	12/01/2052	$910	$922,884
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.72%	07/01/2042	500	378,893
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.87%	07/01/2051	125	86,035
Massachusetts (Commonwealth of) School Building Authority, Series 2009, RB	5.72%	08/15/2039	1,650	1,723,070
Massachusetts (Commonwealth of) School Building Authority, Series 2019 B, Ref. RB	3.40%	10/15/2040	1,550	1,334,406
Massachusetts (Commonwealth of) School Building Authority, Series 2020 C, Ref. RB	2.95%	05/15/2043	800	620,381
Massachusetts (Commonwealth of) School Building Authority, Series 2021 A, Ref. RB	2.40%	02/15/2036	675	538,633
University of Massachusetts Building Authority, Series 2020-3, RB	3.50%	11/01/2044	250	199,295
University of Massachusetts Building Authority, Series 2021 2, Ref. RB	2.65%	11/01/2036	3,805	3,034,149
				38,046,841
Michigan-2.14%
Gerald R Ford International Airport Authority, Series 2023 A, RB	5.50%	01/01/2053	1,300	1,322,388
Macomb (County of), MI, Series 2020, Ref. GO Bonds	1.67%	11/01/2029	2,850	2,534,895
Michigan (State of) Finance Authority (Detroit Distributable State Aid Fifth Lien and LTGO Financial Recovery Refunding), Series 2018 D, RB	5.02%	11/01/2043	1,774	1,674,842
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2016 C, Ref. RB	3.61%	11/01/2032	500	470,401
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2016 C-1, Ref. RB	3.59%	11/01/2035	1,000	889,825
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	3.08%	12/01/2034	1,100	981,343
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.27%	09/01/2026	500	477,741
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.53%	09/01/2027	500	467,917
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.88%	09/01/2029	500	449,687
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	2.03%	09/01/2030	950	838,933
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	3.23%	09/01/2047	1,000	778,385
Michigan State University Board of Trustees, Series 2010, RB	6.17%	02/15/2050	955	990,736
Michigan State University Board of Trustees, Series 2022 A, RB	4.17%	08/15/2122	2,700	2,125,240
University of Michigan, Series 2010 A, RB	5.51%	04/01/2030	250	253,136
University of Michigan, Series 2020 B, RB	1.67%	04/01/2030	1,050	927,128
University of Michigan, Series 2022 A, RB	3.50%	04/01/2052	1,600	1,246,131
University of Michigan, Series 2022 A, RB	4.45%	04/01/2122	3,450	2,886,258
University of Michigan, Series 2022 C, Ref. RB	3.60%	04/01/2047	980	839,027
University of Michigan (Green Bonds), Series 2022 B, RB	3.50%	04/01/2052	1,033	804,533
Western Michigan University, Series 2021 B, Ref. RB, (INS - AGM)(a)	2.88%	11/15/2043	100	75,602
				21,034,148
Minnesota-0.35%
Minnesota (State of) Housing Finance Agency (Social Bonds), Series 2023 S, RB, (CEP - GNMA)	6.33%	07/01/2049	1,000	1,038,959
Minnesota (State of) Housing Finance Agency (Social Bonds), Series 2024 M, RB, (CEP - GNMA)	5.97%	07/01/2049	1,000	1,022,819
University of Minnesota, Series 2022, RB	4.05%	04/01/2052	1,650	1,410,854
				3,472,632
Mississippi-1.77%
Medical Center Educational Building Corp. (Captial Improvement), Series 2020, Ref. RB	2.92%	06/01/2041	500	394,881
Mississippi (State of), Series 2009 D, GO Bonds	5.54%	10/01/2029	2,076	2,139,264
Mississippi (State of), Series 2010 F, GO Bonds	5.25%	11/01/2034	950	960,305
Mississippi (State of), Series 2020 A, Ref. GO Bonds	0.94%	11/01/2026	4,500	4,271,635
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.04%	11/01/2027	5,000	4,612,856
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.63%	11/01/2031	500	420,861
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.73%	11/01/2032	3,750	3,092,691
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.78%	11/01/2033	1,900	1,529,522
				17,422,015
Missouri-0.30%
Curators of the University of Missouri (The), Series 2020, Ref. RB	2.01%	11/01/2027	260	245,809
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2019 B, RB	4.20%	10/01/2049	150	129,683
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

137

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2017 A, RB	3.65%	08/15/2057	$1,400	$1,092,931
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2020, Ref. RB	3.23%	05/15/2050	1,400	1,042,428
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2009 A, RB	6.89%	01/01/2042	350	389,958
				2,900,809
Montana-0.04%
Montana (State of) Facility Finance Authority (Benefis Health Systems Obligated Group), Series 2021 B, RB	3.25%	08/15/2051	250	170,877
Montana (State of) Facility Finance Authority (Billings Clinic Obligated Group), Series 2021, RB	3.00%	08/15/2051	400	261,446
				432,323
Nebraska-0.24%
Omaha Public Facilities Corp., Series 2017, RB	4.35%	02/01/2047	1,735	1,528,033
University of Nebraska Facilities Corp. (The), Series 2019 A, Ref. RB	3.04%	10/01/2049	1,100	817,708
				2,345,741
Nevada-0.45%
Clark (County of), NV, Series 2010 A, GO Bonds	6.55%	07/01/2030	130	135,598
Clark (County of), NV, Series 2010 A, GO Bonds	6.75%	07/01/2038	620	694,893
Washoe (County of), NV (Streets & Highways), Series 2010 H, RB	7.45%	02/01/2040	3,000	3,552,265
				4,382,756
New Hampshire-0.68%
New Hampshire (State of) Business Finance Authority (Birmingham Care Center), Series 2021, RB	3.78%	01/01/2036	1,200	967,077
New Hampshire (State of) Business Finance Authority (Butler Health Care Center), Series 2020, RB	3.28%	10/01/2037	2,840	2,058,170
New Hampshire (State of) Business Finance Authority (Lease), Series 2021, Ref. RB	3.30%	04/01/2032	2,900	2,007,895
New Hampshire (State of) Business Finance Authority (VA Eugene Health Care Center), Series 2020, Ref. RB	3.18%	01/01/2036	1,890	1,423,522
New Hampshire (State of) Turnpike System, Series 2009 A, RB	6.01%	11/01/2039	200	212,869
				6,669,533
New Jersey-2.63%
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2009 A, RB	6.18%	01/15/2027	130	132,647
New Jersey (State of) Economic Development Authority, Series 1997 A, RB, (INS - NATL)(a)	7.43%	02/15/2029	4,800	5,085,290
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2021, Ref. RB, (INS - AGM)(a)	4.43%	07/01/2051	1,950	1,654,035
New Jersey (State of) Educational Facilities Authority (Seton Hall University), Series 2020 D, RB, (INS - AGM)(a)	3.96%	07/01/2048	100	82,692
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 B, RB	6.56%	12/15/2040	1,405	1,570,867
New Jersey (State of) Turnpike Authority, Series 2009 F, RB	7.41%	01/01/2040	5,000	6,021,151
New Jersey (State of) Turnpike Authority, Series 2010 A, RB	7.10%	01/01/2041	900	1,046,169
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.05%	01/01/2026	3,100	3,019,931
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.28%	01/01/2027	350	332,071
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.48%	01/01/2028	80	74,167
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.71%	01/01/2029	200	181,994
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.81%	01/01/2030	500	444,950
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.86%	01/01/2031	500	434,317
New Jersey Institute of Technology, Series 2020 B, Ref. RB	3.42%	07/01/2042	1,000	831,602
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.57%	12/15/2029	500	534,932
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.82%	12/15/2039	450	542,881
Rutgers The State University of New Jersey, Series 2010 H, RB	5.55%	05/01/2029	685	694,008
Rutgers The State University of New Jersey, Series 2019 P, RB	3.92%	05/01/2119	1,100	813,026
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	3.27%	05/01/2043	2,500	2,044,929
South Jersey Port Corp., Series 2009, RB	7.37%	01/01/2040	250	287,721
				25,829,380
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

138

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-12.84%
Metropolitan Transportation Authority, Series 2009, RB	7.34%	11/15/2039	$1,725	$2,068,741
Metropolitan Transportation Authority, Series 2010 E, RB	6.81%	11/15/2040	2,375	2,645,113
Metropolitan Transportation Authority, Series 2010, RB	6.65%	11/15/2039	750	820,891
Metropolitan Transportation Authority, Series 2010, RB	6.67%	11/15/2039	1,250	1,383,531
Metropolitan Transportation Authority, Series 2010, RB	6.69%	11/15/2040	3,745	4,137,949
New York & New Jersey (States of) Port Authority, One Hudred Sixty Eighth Series 2011, RB	4.93%	10/01/2051	5,385	5,200,148
New York & New Jersey (States of) Port Authority, One Hundred and Seventy Fourth Series 2012, RB	4.46%	10/01/2062	1,025	901,081
New York & New Jersey (States of) Port Authority, One Hundred Ninty Two Series 2015, RB	4.81%	10/15/2065	2,150	2,014,930
New York & New Jersey (States of) Port Authority, Series 2021, RB	3.14%	02/15/2051	2,000	1,480,971
New York & New Jersey (States of) Port Authority, Twenty one Series 2019, RB	3.29%	08/01/2069	2,045	1,337,683
New York & New Jersey (States of) Port Authority, Two Hundred First Series 2017, RB	4.23%	10/15/2057	975	844,247
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Ninth Series 2023, Ref. RB	5.07%	07/15/2053	5,500	5,431,686
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fifth Series 2021, RB	3.18%	07/15/2060	800	549,831
New York (City of), NY, Series 2009 D-1, GO Bonds	5.99%	12/01/2036	1,400	1,462,062
New York (City of), NY, Series 2009, GO Bonds	5.21%	10/01/2031	6,000	6,047,549
New York (City of), NY, Series 2010 F-1, GO Bonds	6.27%	12/01/2037	1,870	2,022,883
New York (City of), NY, Series 2010 G-1, GO Bonds	5.97%	03/01/2036	8,395	8,836,349
New York (City of), NY, Series 2010 H-1, GO Bonds	5.65%	06/01/2027	705	709,736
New York (City of), NY, Series 2010 H-1, GO Bonds	5.85%	06/01/2040	740	773,311
New York (City of), NY, Series 2020 D-3, GO Bonds	2.22%	03/01/2035	930	742,284
New York (City of), NY, Subseries 2019 A-2, GO Bonds	2.63%	08/01/2028	7,000	6,630,567
New York (City of), NY (Social Bonds), Series 2022, GO Bonds	5.26%	10/01/2052	1,550	1,568,358
New York (City of), NY (Social Bonds), Series 2023 B-1, GO Bonds	5.83%	10/01/2053	2,000	2,168,944
New York (City of), NY (Social Bonds), Series 2024 D-1, GO Bonds	5.09%	10/01/2049	1,500	1,484,899
New York (City of), NY (Social Bonds), Series 2024 D-1, GO Bonds	5.11%	10/01/2054	1,500	1,487,564
New York (City of), NY Educational Construction Fund, Series 2010 A, RB	6.00%	04/01/2035	1,950	2,083,059
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.68%	03/01/2033	2,000	1,712,843
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.73%	03/01/2034	3,000	2,523,392
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.78%	03/01/2035	3,000	2,482,723
New York (City of), NY Municipal Water Finance Authority, Series 2010 GG, RB	5.72%	06/15/2042	4,460	4,585,521
New York (City of), NY Transitional Finance Authority, Series 2010 G-3, RB	5.27%	05/01/2027	4,000	4,084,249
New York (City of), NY Transitional Finance Authority, Series 2010 S-1B, RB	6.83%	07/15/2040	3,480	3,860,445
New York (City of), NY Transitional Finance Authority, Series 2010, RB(b)(c)	5.51%	03/27/2025	1,525	1,525,866
New York (City of), NY Transitional Finance Authority, Series 2010, RB(b)(c)	5.57%	03/27/2025	1,500	1,507,256
New York (City of), NY Transitional Finance Authority, Subseries 2017 A-3, RB	2.45%	05/01/2027	1,000	961,303
New York (State of) Dormitory Authority, Series 2010 D, RB	5.50%	03/15/2030	2,760	2,792,723
New York (State of) Dormitory Authority, Series 2010 H, RB	5.29%	03/15/2033	1,345	1,356,810
New York (State of) Dormitory Authority, Series 2010 H, RB	5.39%	03/15/2040	800	806,848
New York (State of) Dormitory Authority, Series 2019 B, Ref. RB	3.14%	07/01/2043	900	736,355
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB(b)	1.26%	03/15/2026	2,000	1,940,881
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.19%	03/15/2026	1,000	969,690
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.54%	03/15/2027	1,000	950,391
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.75%	03/15/2028	1,000	932,352
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.95%	03/15/2029	900	825,882
New York (State of) Dormitory Authority, Series 2021 C, RB	2.05%	03/15/2030	1,000	901,587
New York (State of) Dormitory Authority, Series 2021 C, RB	2.15%	03/15/2031	1,000	885,779
New York (State of) Dormitory Authority, Series 2021 C, RB	2.25%	03/15/2032	900	783,569
New York (State of) Dormitory Authority, Series 2021 C, RB	2.20%	03/15/2034	900	738,686
New York (State of) Dormitory Authority (Barnard College), Series 2022 B, Ref. RB	5.97%	07/01/2042	3,000	3,048,755
New York (State of) Dormitory Authority (New York University), Series 2018 B, RB	4.85%	07/01/2048	580	547,616
New York (State of) Dormitory Authority (New York University) (Green Bonds), Series 2019 B-2, RB	4.01%	07/01/2049	3,000	2,478,280
New York (State of) Thruway Authority, Series 2019 M, Ref. RB	2.90%	01/01/2035	530	466,690
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

139

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York City Housing Development Corp. (Green Bonds), Series 2021 B, RB	2.95%	11/01/2041	$180	$138,975
New York City Housing Development Corp. (Green Bonds), Series 2024 D, RB	5.45%	08/01/2054	835	835,806
New York State Urban Development Corp., Series 2009, RB	5.77%	03/15/2039	1,900	1,951,272
New York State Urban Development Corp., Series 2010 B, RB	5.84%	03/15/2040	1,900	1,963,826
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.80%	03/15/2031	5,000	4,302,477
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.90%	03/15/2032	4,350	3,662,428
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.47%	07/01/2028	2,950	2,852,204
Triborough Bridge & Tunnel Authority, Series 2009 B, RB	5.50%	11/15/2039	715	735,539
Western Nassau County Water Authority, Series 2010 B, RB	6.70%	04/01/2040	500	553,425
				126,236,811
North Carolina-0.15%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2021, RB	3.20%	01/15/2051	1,100	803,251
University of North Carolina at Chapel Hill, Series 2016 C, Ref. RB	3.33%	12/01/2036	760	696,613
				1,499,864
Ohio-2.93%
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010 B, RB	8.08%	02/15/2050	5,880	7,688,948
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 B, RB	7.50%	02/15/2050	3,190	3,837,833
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 E, RB	6.27%	02/15/2050	1,855	1,974,998
American Municipal Power, Inc. (OH Combined Hydroelectric), Series 2009 B, RB	6.45%	02/15/2044	950	1,024,333
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2009 C, RB	6.05%	02/15/2043	1,005	1,064,167
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2010, RB	5.94%	02/15/2047	1,000	1,041,551
Buckeye Tobacco Settlement Financing Authority, Series 2020 A-1, Ref. RB	1.95%	06/01/2026	950	918,925
Columbus (City of), OH Regional Airport Authority, Series 2019, RB	4.20%	12/15/2048	1,000	848,073
Cuyahoga (County of), OH (MetroHealth System), Series 2010 B, RB	8.22%	02/15/2040	950	1,060,372
JobsOhio Beverage System, Series 2020 A, Ref. RB	2.83%	01/01/2038	850	706,547
JobsOhio Beverage System, Series 2023, RB	4.43%	01/01/2033	2,410	2,401,390
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 B, Ref. RB	3.70%	01/01/2043	1,000	869,749
Ohio State University (The), Series 2011 A, RB	4.80%	06/01/2111	1,800	1,613,746
Ohio State University (The), Series 2014, RB	5.59%	12/01/2114	950	922,031
Ohio State University (The), Series 2016 A, RB	3.80%	12/01/2046	950	796,140
Ohio State University (The), Series 2016 A, RB	4.05%	12/01/2056	1,759	1,483,966
Ohio State University (The), Series 2020, Ref. RB	3.02%	12/01/2050	800	548,665
				28,801,434
Oklahoma-1.09%
Oklahoma (City of), OK Water Utilities Trust, Series 2022, Ref. RB	4.64%	07/01/2042	950	912,975
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.38%	11/01/2045	3,350	3,168,320
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.71%	05/01/2052	2,000	1,909,977
Oklahoma (State of) Development Finance Authority (Public Service Co. of Oklahama), Series 2022, RB	4.62%	06/01/2044	4,900	4,737,413
				10,728,685
Oregon-2.06%
Hillsboro Economic Development Council, Series 2024, RB, (INS - AGM)(a)	5.94%	06/01/2043	400	408,636
Metro, Series 2019, GO Bonds	3.25%	06/01/2028	9,950	9,688,495
Morrow (Port of), OR (Bonneville Cooperation Project No. 4), Series 2016, RB	2.99%	09/01/2036	1,850	1,580,521
Oregon (State of), Series 2003, GO Bonds	5.89%	06/01/2027	1,497	1,527,585
Oregon (State of) Department of Transportation, Series 2020 B, Ref. RB	1.66%	11/15/2031	4,000	3,369,356
Oregon (State of) Housing & Community Services Department (Single Family Mortgage), Series 2023, Ref. RB	6.25%	07/01/2053	965	1,004,401
Oregon State University, Series 2020, RB, (INS - BAM)(a)	3.42%	03/01/2060	2,620	1,926,990
Portland (Port of), OR (Portland International Airport), Series 2019, RB	4.24%	07/01/2049	950	788,779
				20,294,763
Pennsylvania-3.04%
Allegheny (County of), PA, Series 2020 C-79, Ref. GO Bonds	2.09%	11/01/2033	900	743,357
Commonwealth Financing Authority, Series 2010 C-2, RB	5.59%	06/01/2030	2,000	2,041,413
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

140

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Commonwealth Financing Authority, Series 2019 A, RB	3.81%	06/01/2041	$950	$822,008
Commonwealth Financing Authority, Series 2019 A, RB, (INS - AGM)(a)	3.66%	06/01/2038	400	357,379
Commonwealth Financing Authority, Series 2020 C, Ref. RB	3.53%	06/01/2042	900	760,011
Commonwealth Financing Authority, Series 2021 A, RB	2.99%	06/01/2042	900	692,164
Erie (City & County of), PA Water Authority, Series 2020 A, Ref. RB, (INS - AGM)(a)	3.01%	12/01/2047	1,400	1,010,532
Erie (City & County of), PA Water Authority, Series 2020 C, RB, (INS - AGM)(a)	3.46%	06/01/2060	3,140	2,292,247
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.23%	12/01/2050	600	439,865
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.48%	12/01/2055	1,000	750,891
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.63%	12/01/2059	2,450	1,860,586
Pennsylvania (Commonwealth of), Series 2010 B, GO Bonds	4.65%	02/15/2026	890	888,884
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2010, RB	6.53%	06/15/2039	1,195	1,312,556
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.85%	06/15/2036	1,000	822,144
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	3.14%	06/15/2042	900	713,783
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2010, RB	6.14%	04/01/2030	950	981,561
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2020, Ref. RB	3.44%	12/01/2043	2,900	2,312,761
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.38%	12/01/2037	675	730,997
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.11%	12/01/2039	1,393	1,504,337
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 A, Ref. RB	3.42%	12/01/2041	150	122,923
Pennsylvania State University (The), Series 2020 D, RB	2.84%	09/01/2050	1,200	833,015
Philadelphia (City of), PA Redevelopment Authority, Series 2024 A, RB	5.23%	09/01/2040	1,000	1,009,767
Philadelphia School District (The), Series 2010 B, GO Bonds	6.62%	06/01/2030	950	1,000,010
Pittsburgh (City of), PA, Series 2020 B, Ref. GO Bonds	1.19%	09/01/2026	4,000	3,825,299
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2018, RB	5.05%	08/15/2049	1,500	1,405,242
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017 C, Ref. RB	3.01%	09/15/2041	750	606,003
				29,839,735
South Carolina-0.48%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2020, Ref. RB	1.42%	12/01/2027	1,000	930,370
Columbia (City of), SC, Series 2021 B, Ref. RB	3.01%	02/01/2049	245	179,246
Columbia Facilities Corp. (City of Columbia), Series 2021, RB	3.14%	06/01/2051	200	144,481
Greenville-Spartanburg Airport District, Series 2024 B, RB	5.59%	07/01/2048	100	101,189
South Carolina (State of) Jobs-Economic Development Authority (Conway Hospital, Inc.), Series 2020, RB, (INS - AGM)(a)	2.73%	07/01/2030	400	356,103
South Carolina (State of) Public Service Authority, Series 2010 C, RB	6.45%	01/01/2050	1,750	1,926,806
Spartanburg Stadium Facilities Corp., Series 2024, RB	6.11%	11/01/2054	1,000	1,041,336
				4,679,531
South Dakota-0.01%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2019 B, Ref. RB	3.69%	07/01/2042	150	125,284
Tennessee-0.76%
Memphis (City of), TN, Series 2010, GO Bonds	6.04%	07/01/2034	1,000	1,064,893
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.39%	07/01/2030	100	85,921
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.49%	07/01/2031	100	83,763
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.59%	07/01/2032	125	102,177
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.79%	07/01/2034	200	156,665
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 B, RB	4.05%	07/01/2026	1,000	995,605
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016, Ref. RB	3.44%	10/01/2046	950	785,528
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

141

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 B, RB	3.24%	07/01/2052	$750	$510,452
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2010 B, RB	6.73%	07/01/2043	1,000	1,111,465
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 D, RB	5.45%	07/01/2043	1,000	1,032,479
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 D, RB	5.60%	07/01/2056	1,500	1,562,785
				7,491,733
Texas-10.96%
Austin (City of), TX, Series 2021, Ref. RB, (INS - AGM)(a)	2.86%	11/15/2042	2,485	1,855,709
Board of Regents of the University of Texas System, Series 2010 C, RB	4.64%	08/15/2030	10,000	9,968,539
Board of Regents of the University of Texas System, Series 2010 C, RB	4.79%	08/15/2046	1,000	964,444
Board of Regents of the University of Texas System, Series 2010 D, RB	5.13%	08/15/2042	850	857,383
Colony Local Development Corp., Series 2013 A, RB, (INS - BHAC)(a)	4.88%	10/01/2047	950	893,916
Corpus Christi (City of), TX, Series 2020, Ref. RB	2.81%	07/15/2040	230	181,316
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	1.65%	11/01/2026	2,200	2,111,466
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	2.92%	11/01/2050	900	647,245
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.53%	11/01/2026	1,000	957,789
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.73%	11/01/2027	1,000	938,452
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.93%	11/01/2028	750	692,007
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.04%	11/01/2029	2,000	1,810,769
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.14%	11/01/2030	2,000	1,777,282
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.74%	11/01/2035	2,000	1,667,032
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.87%	11/01/2037	1,500	1,210,965
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.84%	11/01/2046	2,500	1,829,267
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.09%	11/01/2051	1,500	1,275,931
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.51%	11/01/2051	3,400	3,044,890
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 A, Ref. RB	5.00%	11/01/2042	800	783,038
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 A, Ref. RB	5.05%	11/01/2047	200	195,708
Dallas (City of), TX Area Rapid Transit, Series 2009 B, RB	6.00%	12/01/2044	2,000	2,121,803
Dallas (City of), TX Area Rapid Transit, Series 2021 A, Ref. RB	2.61%	12/01/2048	1,350	930,572
Dallas Convention Center Hotel Development Corp., Series 2009, RB	7.09%	01/01/2042	2,730	3,092,292
Denison Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.74%	08/01/2041	5,500	4,247,926
Fort Worth (City of), TX, Series 2017 B, RB	4.09%	03/01/2037	1,035	961,623
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.22%	10/01/2049	740	542,618
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.24%	10/01/2052	3,500	2,520,535
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 B, Ref. RB, (INS - AGM)(a)	3.71%	11/15/2056	100	74,939
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 C, Ref. RB, (INS - AGM)(a)	3.86%	11/15/2040	2,155	1,893,879
Houston (City of), TX, Series 2014 B, RB	3.83%	05/15/2028	1,200	1,191,066
Houston (City of), TX, Series 2017, GO Bonds	3.96%	03/01/2047	850	738,114
Houston (City of), TX, Series 2019 C, Ref. RB	2.26%	11/15/2029	500	456,572
Houston (City of), TX, Series 2020 C, Ref. RB	1.82%	07/01/2027	1,000	947,226
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.52%	03/01/2042	3,000	2,841,573
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.67%	03/01/2050	2,950	2,746,116
North Texas Tollway Authority, Series 2009 B, RB	6.72%	01/01/2049	1,700	1,959,333
Permanent University Fund - University of Texas System, Series 2009, RB	5.26%	07/01/2039	300	302,996
San Antonio (City of), TX, Series 2012, RB	4.43%	02/01/2042	1,500	1,441,134
San Antonio (City of), TX, Series 2016, Ctfs. Of Obligations	2.93%	02/01/2046	1,345	1,003,167
San Antonio (City of), TX, Series 2022, GO Bonds	4.53%	02/01/2042	2,000	1,878,851
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.29%	09/01/2040	500	405,082
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

142

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.42%	09/01/2050	$900	$661,488
Texas (State of), Series 2009, GO Bonds	5.52%	04/01/2039	2,580	2,668,135
Texas (State of), Series 2019, Ref. GO Bonds	3.21%	04/01/2044	1,000	826,677
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2026	1,450	1,471,692
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2027	3,175	3,253,386
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2028	250	258,107
Texas (State of), Series 2021 A, Ref. GO Bonds	4.00%	10/01/2029	1,000	996,430
Texas (State of), Series 2021 A, Ref. GO Bonds	1.84%	10/01/2030	1,780	1,575,627
Texas (State of), Series 2021 A, Ref. GO Bonds	1.94%	10/01/2031	1,345	1,168,260
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2026	1,570	1,593,487
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2027	2,730	2,797,400
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	185	190,999
Texas (State of), Series 2021 B, Ref. GO Bonds	3.00%	10/01/2029	655	625,569
Texas (State of), Series 2021 B, Ref. GO Bonds	1.84%	10/01/2030	200	177,037
Texas (State of), Series 2021 B, Ref. GO Bonds	1.94%	10/01/2031	850	738,306
Texas (State of), Series 2021 B, Ref. GO Bonds	2.04%	10/01/2032	1,570	1,341,920
Texas (State of), Series 2021 B, Ref. GO Bonds	2.14%	10/01/2033	1,000	841,356
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB	3.03%	08/15/2041	1,950	1,524,529
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.03%	04/01/2026	1,030	1,032,375
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.18%	04/01/2030	3,765	3,839,407
Texas (State of) Water Development Board (Master Trust), Series 2024 B, RB	4.92%	10/15/2044	600	593,989
Texas (State of) Water Development Board (Master Trust), Series 2024 B, RB	4.99%	10/15/2054	500	491,781
Texas A&M University, Series 2019 A, RB	4.20%	05/15/2048	2,450	2,184,165
Texas A&M University, Series 2019 B, Ref. RB	2.62%	05/15/2029	2,950	2,775,158
Texas A&M University, Series 2021 B, RB	2.81%	05/15/2041	1,000	774,075
Texas Natural Gas Securitization Finance Corp., Series 2023 A-1, RB	5.10%	04/01/2035	834	850,628
Texas Natural Gas Securitization Finance Corp., Series 2023 A-2, RB	5.17%	04/01/2041	3,000	3,057,335
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 B, Ref. RB	3.92%	12/31/2049	500	408,591
University of Houston, Series 2024 B, RB	5.27%	02/15/2055	2,000	2,011,554
Uptown Development Authority, Series 2021 B, RB, (INS - AGM)(a)	3.46%	09/01/2040	1,160	938,697
Waco Educational Finance Corp. (Baylor University), Series 2020, Ref. RB	2.84%	03/01/2040	170	134,548
				107,763,273
Utah-0.52%
Salt Lake (County of), UT Municipal Building Authority, Series 2009 B, RB	5.82%	12/01/2029	400	409,555
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.72%	12/15/2027	130	121,857
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.82%	12/15/2028	150	137,797
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.94%	12/15/2029	4,900	4,415,766
				5,084,975
Virgin Islands-0.08%
Virgin Islands (Government of) Water & Power Authority (Electric System), Series 2010 C, RB, (INS - AGM)(a)	6.85%	07/01/2035	745	803,084
Virginia-0.64%
University of Virginia, Series 2017 C, RB	4.18%	09/01/2117	1,000	784,235
University of Virginia, Series 2019 A, RB	3.23%	09/01/2119	1,200	732,583
University of Virginia, Series 2020, Ref. RB	2.26%	09/01/2050	1,500	902,263
Virginia (Commonwealth of) Housing Development Authority, Series 2019 A, RB	2.95%	10/25/2049	112	94,592
Virginia (Commonwealth of) Housing Development Authority, Series 2020 B, RB	2.75%	10/25/2046	1,020	850,398
Virginia (Commonwealth of) Housing Development Authority, Series 2020 C, RB	3.83%	04/01/2055	1,600	1,231,304
Virginia (Commonwealth of) Housing Development Authority, Series 2020 F, RB	3.28%	07/01/2050	1,990	1,439,321
Virginia (Commonwealth of) Port Authority, Series 2016 A, Ref. RB	4.23%	07/01/2036	300	284,984
				6,319,680
Washington-0.99%
Benton (County of), WA Public Utility District No. 1, Series 2010, RB	6.55%	11/01/2030	650	689,643
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

143

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Central Puget Sound Regional Transit Authority, Series 2009 S-2T, RB	5.49%	11/01/2039	$1,805	$1,851,875
Cowlitz (County of), WA Public Utility District No. 1, Series 2010, RB	6.88%	09/01/2032	450	488,774
Douglas (County of), WA Public Utility District No. 1, Series 2010 1-B, RB	5.25%	09/01/2030	1,205	1,214,331
Seattle (Port of), WA, Series 2017, Ref. RB	3.76%	05/01/2036	500	458,778
Tacoma (City of), WA, Series 2010 B, RB	5.37%	12/01/2030	1,000	1,021,835
Tacoma (City of), WA, Series 2010 B, RB, (INS - AGM)(a)	5.79%	01/01/2032	2,570	2,657,735
Washington (State of) Biomedical Research Facilities 3, Series 2010 B, RB	6.42%	07/01/2030	1,260	1,304,720
				9,687,691
West Virginia-0.27%
Ohio (County of), WV, Series 2019 A, Ref. RB	4.00%	03/01/2040	1,800	1,438,930
Tobacco Settlement Finance Authority, Series 2020, Ref. RB	4.31%	06/01/2049	1,650	1,259,135
				2,698,065
Wisconsin-0.85%
Wisconsin (State of), Series 2016 B, Ref. RB	3.29%	05/01/2037	1,000	858,505
Wisconsin (State of), Series 2017 A, Ref. RB	3.95%	05/01/2036	2,950	2,773,905
Wisconsin (State of), Series 2020 A, Ref. RB	2.50%	05/01/2032	1,900	1,667,174
Wisconsin (State of) Center District, Series 2020 B, Ref. RB, (INS - AGM)(a)	4.17%	12/15/2050	1,950	1,653,788
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, RB, (INS - AGM)(a)	3.09%	06/01/2050	2,000	1,368,750
Wisconsin (State of) Public Finance Authority (Texas Biomedical Research Institute), Series 2021, RB	3.63%	06/01/2051	100	66,228
				8,388,350
Total Municipal Obligations (Cost $1,065,957,537)				958,597,743
			Shares
Money Market Funds-1.26%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $12,384,364)			12,384,364	12,384,364
TOTAL INVESTMENTS IN SECURITIES(f)-98.78% (Cost $1,078,341,901)				970,982,107
OTHER ASSETS LESS LIABILITIES-1.22%				11,985,298
NET ASSETS-100.00%				$982,967,405

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
BHAC	-Berkshire Hathaway Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
FNMA	-Federal National Mortgage Association
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

144

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,657,047	$57,367,875	$(55,640,558)	$-	$-	$12,384,364	$275,388

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp	5.64%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

145

Invesco Variable Rate Preferred ETF (VRP)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-84.05%
Automobile Components-0.21%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/2054(b)(c)	$4,200,000	$4,171,274
Banks-27.72%
BAC Capital Trust XIV, Series G, 5.02% (3 mo. Term SOFR + 0.66%)(d)(e)	4,119,000	3,613,641
Bank of America Corp.
Series AA, 6.10%(c)(d)	15,930,000	15,907,751
Series DD, 6.30%(b)(c)(d)	8,386,000	8,484,586
Series FF, 5.88%(c)(d)	19,029,000	19,163,668
Series RR, 4.38%(c)(d)	13,983,000	13,636,714
Series TT, 6.13%(c)(d)	16,768,000	17,016,032
Bank of Montreal (Canada), 4.80%(b)(c)(d)	4,195,000	4,210,329
Bank of Nova Scotia (The) (Canada)
4.90%(c)(d)	10,475,000	10,457,156
7.20% (3 mo. Term SOFR + 2.91%)(d)(e)	10,473,000	10,413,297
Citigroup, Inc.
Series AA, 7.63%(c)(d)	12,571,000	13,205,559
Series BB, 7.20%(c)(d)	4,606,000	4,769,969
Series CC, 7.13%(c)(d)	14,672,000	15,017,775
Series DD, 7.00%(c)(d)	12,570,000	13,251,847
Series EE, 6.75%(c)(d)	12,570,000	12,614,435
Series FF, 6.95%(c)(d)	15,550,000	15,703,511
Series P, 5.95%(c)(d)	16,761,000	16,772,949
Series T, 6.25%(b)(c)(d)	12,571,000	12,719,099
Series W, 4.00%(c)(d)	12,574,000	12,375,355
Series X, 3.88%(c)(d)	19,261,000	18,849,968
Series Y, 4.15%(b)(c)(d)	8,377,000	8,135,242
Series Z, 7.38%(b)(c)(d)	10,474,000	10,892,551
Citizens Financial Group, Inc., Series F, 5.65%(b)(c)(d)	3,350,000	3,344,666
CoBank, ACB
Series J, 4.25%(c)(d)	3,540,000	3,403,849
Series K, 6.45%(c)(d)	3,422,000	3,442,799
Comerica, Inc., 5.63%(c)(d)	3,355,000	3,348,945
Fifth Third Bancorp
Series H, 7.62% (3 mo. Term SOFR + 3.29%)(d)(e)	5,025,000	5,027,080
Series L, 4.50%(c)(d)	2,930,000	2,906,466
Huntington Bancshares, Inc.
Series F, 5.63%(c)(d)	4,191,000	4,163,875
Series G, 4.45%(b)(c)(d)	4,185,000	4,090,600
JPMorgan Chase & Co.
Series CC, 7.13% (3 mo. Term SOFR + 2.84%)(b)(d)(e)	10,533,000	10,665,705
Series II, 4.00%(c)(d)	12,572,000	12,590,165
Series KK, 3.65%(b)(c)(d)	16,759,000	16,399,183
Series NN, 6.88%(b)(c)(d)	20,951,000	22,051,242
Series OO, 6.50%(c)(d)	19,000,000	19,486,939
Series W, 5.58% (3 mo. Term SOFR + 1.26%), 05/15/2047(e)	3,049,000	2,875,330
KeyCorp, Series D, 5.00%(c)(d)	4,392,000	4,346,506
	Principal Amount	Value
Banks-(continued)
M&T Bank Corp.
3.50%(c)(d)	$4,175,000	$3,985,198
Series F, 5.13%(b)(c)(d)	4,192,000	4,168,231
Series G, 7.30%(b)(c)(d)	3,352,000	3,363,507
PNC Financial Services Group, Inc. (The)
Series S, 5.00%(b)(c)(d)	4,404,000	4,399,365
Series T, 3.40%(c)(d)	12,574,000	11,966,267
Series U, 6.00%(c)(d)	8,382,000	8,379,810
Series V, 6.20%(b)(c)(d)	10,481,000	10,634,809
Series W, 6.25%(c)(d)	12,568,000	12,647,694
Regions Financial Corp., Series D, 5.75%(c)(d)	2,935,000	2,935,538
Truist Financial Corp.
Series A, 5.26% (3 mo. Term SOFR + 0.93%), 05/15/2027(e)	2,932,000	2,897,965
Series M, 5.13%(b)(c)(d)	4,195,000	4,102,380
Series N, 6.67%(b)(c)(d)	14,251,000	14,218,978
Series P, 4.95%(c)(d)	8,385,000	8,373,937
Series Q, 5.10%(c)(d)	8,386,000	8,222,917
U.S. Bancorp
3.70%(c)(d)	12,573,000	12,027,695
Series J, 5.30%(c)(d)	8,386,000	8,304,954
USB Capital IX, 5.58% (3 mo. Term SOFR + 1.28%)(d)(e)	5,659,000	5,004,683
Wells Fargo & Co.
6.85%(c)(d)	16,768,000	17,360,243
7.63%(b)(c)(d)	14,456,000	15,407,911
Series BB, 3.90%(c)(d)	29,424,000	28,873,509
		562,630,375
Capital Markets-12.18%
Bank of New York Mellon Corp. (The)
Series F, 4.63%(b)(c)(d)	8,381,000	8,325,640
Series G, 4.70%(c)(d)	8,385,000	8,373,617
Series H, 3.70%(c)(d)	4,881,000	4,791,248
Series I, 3.75%(c)(d)	10,898,000	10,459,091
Brookfield Finance, Inc. (Canada), 6.30%, 01/15/2055(c)	5,865,000	5,692,753
Charles Schwab Corp. (The)
Series F, 5.00%(b)(c)(d)	4,097,000	3,958,816
Series G, 5.38%(c)(d)	20,600,000	20,657,617
Series H, 4.00%(c)(d)	18,663,000	16,732,503
Series I, 4.00%(c)(d)	17,229,000	16,835,762
Series K, 5.00%(c)(d)	6,285,000	6,205,712
Goldman Sachs Capital II, 5.35% (3 mo. Term SOFR + 1.03%)(b)(d)(e)	6,429,000	5,543,546
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

146

Invesco Variable Rate Preferred ETF (VRP)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
Goldman Sachs Group, Inc. (The)
6.85%(c)(d)	$15,930,000	$16,293,905
Series O, 5.30%(b)(c)(d)	5,453,000	5,443,121
Series Q, 7.42%(c)(d)	4,188,000	4,226,890
Series R, 3.22%(b)(c)(d)	5,039,000	5,089,067
Series S, 7.19%(c)(d)	2,930,000	2,953,797
Series T, 3.80%(b)(c)(d)	5,657,000	5,542,122
Series U, 3.65%(b)(c)(d)	6,287,000	6,096,475
Series V, 4.13%(c)(d)	6,287,000	6,096,618
Series W, 7.50%(c)(d)	12,577,000	13,357,126
Series X, 7.50%(c)(d)	18,863,000	19,813,374
Series Y, 6.13%(c)(d)	16,760,000	16,634,525
Mellon Capital IV, Series 1, 5.18% (3 mo. Term SOFR + 0.83%)(b)(d)(e)	4,191,000	3,663,204
Northern Trust Corp., Series D, 4.60%(b)(c)(d)	4,190,000	4,146,185
State Street Corp.
5.62% (3 mo. Term SOFR + 1.26%), 06/15/2047(b)(e)	4,213,000	3,942,799
6.45%(c)(d)	6,000,000	6,015,769
Series I, 6.70%(c)(d)	12,570,000	12,883,760
Series J, 6.70%(c)(d)	7,125,000	7,302,839
		247,077,881
Consumer Finance-3.21%
Ally Financial, Inc.
Series B, 4.70%(b)(c)(d)	11,302,000	10,981,976
Series C, 4.70%(b)(c)(d)	8,377,000	7,625,166
American Express Co., 3.55%(c)(d)	13,412,000	13,029,920
Capital One Financial Corp., Series M, 3.95%(b)(c)(d)	8,385,000	8,118,209
Discover Financial Services
Series C, 5.50%(b)(c)(d)	4,774,000	4,674,630
Series D, 6.13%(c)(d)	4,190,000	4,197,809
General Motors Financial Co., Inc.
Series A, 5.75%(b)(c)(d)	8,375,000	8,168,592
Series B, 6.50%(b)(c)(d)	4,188,000	4,163,309
Series C, 5.70%(b)(c)(d)	4,189,000	4,071,909
		65,031,520
Diversified Telecommunication Services-0.92%
Bell Canada (Canada)
6.88%, 09/15/2055(c)	8,250,000	8,298,155
7.00%, 09/15/2055(c)	10,350,000	10,415,837
		18,713,992
Electric Utilities-8.10%
American Electric Power Co., Inc.
6.95%, 12/15/2054(c)	5,030,000	5,153,059
7.05%, 12/15/2054(b)(c)	3,350,000	3,439,767
3.88%, 02/15/2062(c)	6,290,000	6,006,391
Duke Energy Corp.
6.45%, 09/01/2054(c)	8,385,000	8,481,854
3.25%, 01/15/2082(c)	4,187,000	3,957,871
Edison International
8.13%, 06/15/2053(b)(c)	4,180,000	4,128,693
7.88%, 06/15/2054(b)(c)	3,757,000	3,671,100
Series A, 5.38%(b)(c)(d)	9,656,000	9,295,232
Series B, 5.00%(b)(c)(d)	4,223,000	3,872,667
	Principal Amount	Value
Electric Utilities-(continued)
Emera, Inc. (Canada), Series 16-A, 6.75%, 06/15/2076(c)	$10,063,000	$10,168,581
Entergy Corp., 7.13%, 12/01/2054(c)	10,062,000	10,304,897
EUSHI Finance, Inc., 7.63%, 12/15/2054(c)	4,190,000	4,393,320
Evergy, Inc., 6.65%, 06/01/2055(c)	4,190,000	4,196,251
Exelon Corp., 6.50%, 03/15/2055(c)	8,300,000	8,321,691
NextEra Energy Capital Holdings, Inc.
6.75%, 06/15/2054(c)	10,060,000	10,336,580
6.70%, 09/01/2054(c)	8,384,000	8,531,307
6.38%, 08/15/2055(c)	7,500,000	7,544,188
6.50%, 08/15/2055(c)	8,500,000	8,629,330
5.65%, 05/01/2079(c)	4,192,000	4,137,011
3.80%, 03/15/2082(c)	5,026,000	4,831,913
PG&E Corp., 7.38%, 03/15/2055(c)	12,570,000	12,454,541
PPL Capital Funding, Inc., Series A, 7.25% (3 mo. Term SOFR + 2.93%), 03/30/2067(e)	4,022,000	4,032,842
Southern Co. (The)
Series 21-A, 3.75%, 09/15/2051(c)	8,385,000	8,141,758
Series B, 4.00%, 01/15/2051(c)	10,482,000	10,369,385
		164,400,229
Financial Services-1.60%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(c)	6,330,000	6,526,511
Apollo Global Management, Inc., 6.00%, 12/15/2054(c)	4,195,000	4,096,178
Corebridge Financial, Inc.
6.88%, 12/15/2052(c)	8,371,000	8,608,720
6.38%, 09/15/2054(b)(c)	6,285,000	6,292,435
Equitable Holdings, Inc., Series B, 4.95%(b)(c)(d)	4,102,000	4,091,719
National Rural Utilities Cooperative Finance Corp., 5.25%, 04/20/2046(c)	2,932,000	2,902,112
		32,517,675
Health Care Providers & Services-1.25%
CVS Health Corp.
6.75%, 12/10/2054(c)	6,290,000	6,305,356
7.00%, 03/10/2055(c)	18,860,000	19,077,531
		25,382,887
Independent Power and Renewable Electricity Producers-0.99%
AES Corp. (The)
7.60%, 01/15/2055(c)	7,962,000	8,144,091
6.95%, 07/15/2055(c)	4,190,000	4,072,554
National Rural Utilities Cooperative Finance Corp., 7.13%, 09/15/2053(c)	3,350,000	3,492,568
NextEra Energy Capital Holdings, Inc., 4.80%, 12/01/2077(b)(c)	4,614,000	4,451,983
		20,161,196
Insurance-6.57%
Aegon Ltd. (Netherlands), 5.50%, 04/11/2048(c)	6,720,000	6,712,478
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

147

Invesco Variable Rate Preferred ETF (VRP)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Insurance-(continued)
Allstate Corp. (The)
6.50%, 05/15/2057(c)	$4,189,000	$4,238,380
Series B, 7.52% (3 mo. Term SOFR + 3.20%), 08/15/2053(e)	6,694,000	6,724,551
American International Group, Inc., Series A-9, 5.75%, 04/01/2048(b)(c)	3,677,000	3,646,368
Assurant, Inc., 7.00%, 03/27/2048(c)	3,348,000	3,420,415
Athene Holding Ltd., 6.63%, 10/15/2054(c)	5,025,000	5,046,170
Enstar Finance LLC
5.75%, 09/01/2040(b)(c)	2,929,000	2,927,079
5.50%, 01/15/2042(c)	4,191,000	4,081,989
Lincoln National Corp.
6.94% (3 mo. Term SOFR + 2.62%), 05/17/2066(e)	4,705,000	4,102,791
6.60% (3 mo. Term SOFR + 2.30%), 04/20/2067(e)	3,630,000	3,074,174
Series C, 9.25%(b)(c)(d)	4,193,000	4,544,097
Markel Group, Inc., 6.00%(c)(d)	5,027,000	5,021,377
MetLife, Inc.
Series D, 5.88%(b)(c)(d)	4,190,000	4,239,149
Series G, 3.85%(c)(d)	8,385,000	8,325,779
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	3,353,000	3,361,470
PartnerRe Finance B LLC, 4.50%, 10/01/2050(c)	4,195,000	3,893,017
Prudential Financial, Inc.
5.38%, 05/15/2045(c)	8,377,000	8,355,427
4.50%, 09/15/2047(c)	6,290,000	6,157,988
5.70%, 09/15/2048(c)	8,385,000	8,374,302
3.70%, 10/01/2050(c)	6,703,000	6,028,958
5.13%, 03/01/2052(c)	8,382,000	7,994,369
6.00%, 09/01/2052(c)	10,061,000	10,076,110
6.75%, 03/01/2053(c)	4,187,000	4,373,234
6.50%, 03/15/2054(c)	8,381,000	8,607,103
		133,326,775
Machinery-0.31%
Stanley Black & Decker, Inc., 4.00%, 03/15/2060(c)	6,286,000	6,273,985
Media-0.66%
Paramount Global
6.25%, 02/28/2057(c)	5,453,000	5,254,052
6.38%, 03/30/2062(c)	8,383,000	8,150,668
		13,404,720
Multi-Utilities-5.81%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(c)	6,285,000	6,025,835
CenterPoint Energy, Inc.
6.70%, 05/15/2055(c)	4,190,000	4,165,388
Series A, 7.00%, 02/15/2055(c)	3,330,000	3,410,390
Series B, 6.85%, 02/15/2055(c)	3,350,000	3,388,630
CMS Energy Corp.
4.75%, 06/01/2050(c)	4,190,000	3,976,707
3.75%, 12/01/2050(c)	3,351,000	2,957,253
6.50%, 06/01/2055(c)	8,300,000	8,241,943
	Principal Amount	Value
Multi-Utilities-(continued)
Dominion Energy, Inc.
6.63%, 05/15/2055(c)	$10,480,000	$10,604,213
Series A, 6.88%, 02/01/2055(c)	8,383,000	8,692,062
Series B, 7.00%, 06/01/2054(c)	8,377,000	8,859,488
Series C, 4.35%(c)(d)	6,287,000	6,113,858
NiSource, Inc.
6.95%, 11/30/2054(c)	4,191,000	4,292,619
6.38%, 03/31/2055(c)	4,190,000	4,187,123
Sempra
4.13%, 04/01/2052(c)	8,380,000	7,937,894
6.40%, 10/01/2054(c)	10,480,000	10,124,621
6.88%, 10/01/2054(c)	9,209,000	9,250,113
6.55%, 04/01/2055(c)	5,030,000	4,896,410
6.63%, 04/01/2055(c)	3,350,000	3,312,212
4.88%(b)(c)(d)	7,541,000	7,509,703
		117,946,462
Oil, Gas & Consumable Fuels-11.93%
BP Capital Markets PLC
4.38%(b)(c)(d)	10,054,000	10,020,932
4.88%(c)(d)	20,958,000	20,189,514
6.13%(c)(d)	10,480,000	10,394,559
6.45%(b)(c)(d)	10,892,000	11,152,286
Enbridge, Inc. (Canada)
7.20%, 06/27/2054(c)	5,870,000	6,058,386
7.38%, 03/15/2055(c)	4,195,000	4,353,986
5.50%, 07/15/2077(c)	8,371,000	8,183,530
6.25%, 03/01/2078(c)	7,125,000	7,092,391
7.38%, 01/15/2083(b)(c)	4,183,000	4,288,993
7.63%, 01/15/2083(c)	5,029,000	5,281,501
8.50%, 01/15/2084(b)(c)	10,479,000	11,641,079
Series 16-A, 6.00%, 01/15/2077(b)(c)	6,290,000	6,266,438
Series 20-A, Conv., 5.75%, 07/15/2080(c)	8,372,000	8,170,562
Series NC5, 8.25%, 01/15/2084(c)	6,287,000	6,656,864
Energy Transfer L.P.
8.00%, 05/15/2054(c)	6,695,000	7,123,507
7.13%, 10/01/2054(b)(c)	3,355,000	3,448,316
7.57% (3 mo. Term SOFR + 3.28%), 11/01/2066(e)	4,573,000	4,589,006
Series B, 6.63%(c)(d)	4,609,000	4,601,173
Series F, 6.75%(c)(d)	4,191,000	4,199,560
Series G, 7.13%(c)(d)	9,216,000	9,390,809
Series H, 6.50%(c)(d)	7,538,000	7,568,099
Enterprise Products Operating LLC
5.38%, 02/15/2078(c)	5,871,000	5,768,513
Series D, 7.57% (3 mo. Term SOFR + 3.25%), 08/16/2077(e)	2,931,000	2,919,659
Series E, 5.25%, 08/16/2077(c)	8,385,000	8,272,757
Plains All American Pipeline L.P., Series B, 8.69% (3 mo. Term SOFR + 4.37%)(d)(e)	6,706,000	6,727,885
TransCanada Pipelines Ltd. (Canada), 7.00%, 06/01/2065(c)	6,250,000	6,204,061
TransCanada PipeLines Ltd. (Canada), 6.80% (3 mo. Term SOFR + 2.47%), 05/15/2067(e)	8,373,000	7,916,927
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

148

Invesco Variable Rate Preferred ETF (VRP)—(continued)
February 28, 2025
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Transcanada Trust (Canada)
5.63%, 05/20/2075(c)	$6,284,000	$6,288,420
5.30%, 03/15/2077(c)	12,491,000	12,207,474
5.50%, 09/15/2079(c)	9,220,000	8,929,430
5.60%, 03/07/2082(c)	6,707,000	6,279,957
Series 16-A, 5.88%, 08/15/2076(c)	10,062,000	10,017,919
		242,204,493
Wireless Telecommunication Services-2.59%
Rogers Communications, Inc. (Canada)
7.00%, 04/15/2055(c)	9,250,000	9,294,772
7.13%, 04/15/2055(c)	8,250,000	8,302,813
Vodafone Group PLC (United Kingdom)
7.00%, 04/04/2079(c)	16,767,000	17,265,344
3.25%, 06/04/2081(c)	4,195,000	4,063,506
4.13%, 06/04/2081(b)(c)	8,383,000	7,545,023
5.13%, 06/04/2081(c)	7,950,000	6,151,532
		52,622,990
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,715,255,616)		1,705,866,454
	Shares
Preferred Stocks-14.95%
Banks-4.31%
Associated Banc-Corp, Pfd., 6.63%(c)	100,490	2,512,250
Banc of California, Inc., Series F, Pfd., 7.75%(b)(c)	171,993	4,329,064
Bank of America Corp.
Series E, Pfd., 4.94% (3 mo. Term SOFR + 0.61%)(b)(e)	102,984	2,487,064
Series 5, Pfd., 5.09% (3 mo. Term SOFR + 0.76%)(b)(e)	139,735	3,246,044
Series 2, Pfd., 5.23% (3 mo. Term SOFR + 0.91%)(b)(e)	99,944	2,301,710
Series 4, Pfd., 5.33% (3 mo. Term SOFR + 1.01%)(b)(e)	70,738	1,656,684
Series K, Pfd., 6.45%	351,286	9,151,000
ConnectOne Bancorp, Inc., Series A, Pfd., 5.25%(b)(c)	38,695	895,789
Fifth Third Bancorp, Series I, Pfd., 8.30%(b)(c)	150,835	3,941,319
Flagstar Financial, Inc., Series A, Pfd., 6.38%(b)(c)	172,797	4,017,530
Huntington Bancshares, Inc., Series J, Pfd., 6.88%(c)	109,213	2,822,064
KeyCorp
Series E, Pfd., 6.13%(b)(c)	167,307	4,229,521
Pfd., 6.20%(c)	200,597	5,024,955
M&T Bank Corp., Series H, Pfd., 5.63%(c)	83,525	2,117,359
Midland States Bancorp, Inc., Pfd., 7.75%(c)	38,619	902,912
Regions Financial Corp.
Series C, Pfd., 5.70%(c)	167,449	4,097,477
Pfd., 6.95%(b)(c)	167,515	4,367,116
Synovus Financial Corp.
Series D, Pfd., 7.91% (3 mo. Term SOFR + 3.61%)(b)(e)	66,781	1,707,590
Series E, Pfd., 8.40%(c)	117,132	3,053,631
	Shares	Value
Banks-(continued)
Truist Financial Corp., Series I, Pfd., 5.09% (3 mo. Term SOFR + 0.79%)(b)(e)	57,836	$1,349,892
U.S. Bancorp
Series B, Pfd., 5.16% (3 mo. Term SOFR + 0.86%)(b)(e)	334,886	7,776,053
Series A, Pfd., 5.58% (3 mo. Term SOFR + 1.28%)(b)(e)	4,795	4,272,345
UMB Financial Corp., Pfd., 7.00%(b)(c)	38,660	973,072
Valley National Bancorp
Series A, Pfd., 6.25%(b)(c)	38,697	963,555
Series C, Pfd., 8.25%(c)	53,194	1,356,447
Series B, Pfd., 8.43% (3 mo. USD LIBOR + 3.58%)(b)(e)	33,635	852,311
WesBanco, Inc., Series A, Pfd., 6.75%(b)(c)	50,766	1,277,526
Western Alliance Bancorporation, Series A, Pfd., 4.25%(c)	100,366	2,283,327
Wintrust Financial Corp.
Series D, Pfd., 6.50%(c)	41,703	1,050,916
Series E, Pfd., 6.88%(b)(c)	96,590	2,438,898
		87,455,421
Capital Markets-1.33%
Goldman Sachs Group, Inc. (The)
Series D, Pfd., 5.23% (3 mo. Term SOFR + 0.93%)(b)(e)	452,034	10,618,279
Series A, Pfd., 5.31% (3 mo. Term SOFR + 1.01%)(b)(e)	251,322	5,991,516
Series C, Pfd., 5.31% (3 mo. Term SOFR + 1.01%)(b)(e)	66,835	1,644,141
Morgan Stanley, Series A, Pfd., 5.26% (3 mo. Term SOFR + 0.96%)(b)(e)	368,274	8,794,383
		27,048,319
Consumer Finance-0.21%
Synchrony Financial, Series B, Pfd., 8.25%(c)	167,461	4,287,002
Electric Utilities-0.25%
SCE Trust IV, Series J, Pfd., 5.38%(b)(c)	108,901	2,591,844
SCE Trust V, Series K, Pfd., 5.45%(b)(c)	100,499	2,414,991
		5,006,835
Financial Services-1.86%
Apollo Global Management, Inc., Pfd., 7.63%(c)	200,749	5,333,901
Citigroup Capital XIII, Pfd., 10.92% (3 mo. Term SOFR + 6.63%)(b)(e)	751,771	22,756,108
Compass Diversified Holdings, Series B, Pfd., 7.88%(c)	40,222	965,730
Jackson Financial, Inc., Pfd., 8.00%(c)	184,053	4,853,478
Merchants Bancorp, Pfd., 8.25%(c)	47,343	1,234,232
Voya Financial, Inc., Series B, Pfd., 5.35%(c)	100,374	2,516,376
		37,659,825
Food Products-0.39%
CHS, Inc.
Series 3, Pfd., 6.75%(b)	164,759	4,214,535
Series 2, Pfd., 7.10%(b)	140,503	3,609,522
		7,824,057
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

149

Invesco Variable Rate Preferred ETF (VRP)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Independent Power and Renewable Electricity Producers-0.18%
Tennessee Valley Authority
Series D, Pfd., 2.13% (30 yr. U.S. Treasury Yield Curve Rate + 0.94%)(b)(e)	85,800	$2,002,572
Series A, Pfd., 2.22% (30 yr. U.S. Treasury Yield Curve Rate + 0.84%)(b)(e)	70,144	1,618,924
		3,621,496
Insurance-2.47%
Allstate Corp. (The), Pfd., 7.73% (3 mo. Term SOFR + 3.43%)(b)(e)	167,515	4,355,390
American National Group, Inc., Series B, Pfd., 6.63%(c)	100,154	2,505,853
Argo Group International Holdings, Inc., Pfd., 7.00%(b)(c)	50,929	1,270,678
Athene Holding Ltd.
Series A, Pfd., 6.35%(c)	288,714	7,264,044
Series C, Pfd., 6.38%(c)	200,496	5,064,529
Pfd., 7.25%(c)	192,731	4,989,806
Series E, Pfd., 7.75%(c)	167,507	4,395,384
Enstar Group Ltd., Series D, Pfd., 7.00%(c)	134,263	2,824,893
Kemper Corp., Pfd., 5.88%(c)	50,891	1,200,010
MetLife, Inc., Series A, Pfd., 5.62% (3 mo. Term SOFR + 1.26%)(b)(e)	200,795	5,090,153
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)(c)	135,073	3,337,654
Pfd., 7.13%(b)(c)	234,513	6,125,480
SiriusPoint Ltd., Series B, Pfd., 8.00% (Sweden)(c)	66,787	1,679,693
		50,103,567
Mortgage REITs-3.16%
ACRES Commercial Realty Corp., Series C, Pfd., 10.23% (3 mo. Term SOFR + 5.93%)(e)	40,343	1,006,961
AGNC Investment Corp.
Series F, Pfd., 6.13%(b)(c)	192,510	4,858,952
Series G, Pfd., 7.75%(b)(c)	50,659	1,274,581
Series D, Pfd., 8.90% (3 mo. Term SOFR + 4.59%)(e)	78,912	2,004,365
Series C, Pfd., 9.68% (3 mo. Term SOFR + 5.37%)(b)(e)	108,953	2,810,987
Series E, Pfd., 10.12% (3 mo. Term SOFR + 5.25%)(b)(e)	129,804	3,320,386
Annaly Capital Management, Inc.
Series G, Pfd., 8.73% (3 mo. Term SOFR + 4.43%)(b)(e)	141,964	3,634,278
Series F, Pfd., 9.56% (3 mo. Term SOFR + 5.25%)(b)(e)	241,146	6,264,973
Series I, Pfd., 9.58% (3 mo. Term SOFR + 5.25%)(b)(e)	148,013	3,815,775
Arbor Realty Trust, Inc., Series F, Pfd., 6.25%(b)(c)	95,057	2,135,931
Chimera Investment Corp.
Series C, Pfd., 7.75%(b)(c)	87,186	2,058,462
Series D, Pfd., 9.92% (3 mo. Term SOFR + 5.60%)(b)(e)	66,776	1,674,074
Series B, Pfd., 10.38% (3 mo. Term SOFR + 6.05%)(b)(e)	109,014	2,748,243
	Shares	Value
Mortgage REITs-(continued)
Dynex Capital, Inc., Series C, Pfd., 6.90%(c)	37,612	$951,208
Ellington Financial, Inc.
Series B, Pfd., 6.25%(c)	40,328	935,610
Series C, Pfd., 8.63%(c)	12,453	312,570
Pfd., 10.27% (3 mo. USD LIBOR + 5.20%)(e)	38,486	973,696
Granite Point Mortgage Trust, Inc., Series A, Pfd., 7.00%(b)(c)	69,367	1,238,895
MFA Financial, Inc., Series C, Pfd., 6.50%(b)(c)	92,385	2,295,767
New York Mortgage Trust, Inc.
Series F, Pfd., 6.88%(b)(c)	47,568	1,060,766
Series D, Pfd., 8.00%(b)(c)	51,553	1,192,421
Series E, Pfd., 11.28% (3 mo. USD LIBOR + 6.43%)(e)	61,313	1,544,475
Rithm Capital Corp.
Series C, Pfd., 6.38% (3 mo. Term SOFR + 5.23%)(e)	133,519	3,340,645
Series D, Pfd., 7.00%(c)	155,748	3,747,297
Series B, Pfd., 10.66% (3 mo. Term SOFR + 5.90%)(b)(e)	94,351	2,383,306
Series A, Pfd., 10.82% (3 mo. Term SOFR + 6.06%)(e)	52,235	1,321,023
Two Harbors Investment Corp.
Series C, Pfd., 7.25% (3 mo. USD LIBOR + 5.01%)(e)	88,212	2,200,007
Series B, Pfd., 7.63%(c)	85,311	2,056,848
Series A, Pfd., 8.13%(b)(c)	42,406	1,036,827
		64,199,329
Multi-Utilities-0.15%
Algonquin Power & Utilities Corp., Series 19-A, Pfd., 8.86% (3 mo. USD LIBOR + 4.01%), (Canada)(b)(e)	117,479	3,036,832
Oil, Gas & Consumable Fuels-0.37%
GasLog Partners L.P., Series A, Pfd., 8.63% (Greece)(c)	42,258	1,102,722
NGL Energy Partners L.P., Series B, Pfd., 11.78% (3 mo. Term SOFR + 7.47%)(e)	105,128	2,511,508
Seapeak LLC, Series B, Pfd., 8.50% (Bermuda)(c)	57,305	1,484,773
Tsakos Energy Navigation Ltd.
Series E, Pfd., 9.25% (Greece)(c)	39,960	1,022,177
Series F, Pfd., 9.50% (Greece)(c)	56,714	1,482,555
		7,603,735
Trading Companies & Distributors-0.27%
FTAI Aviation Ltd., Series C, Pfd., 8.25%(c)	35,733	926,199
WESCO International, Inc., Series A, Pfd., 10.63%(b)(c)	180,122	4,659,756
		5,585,955
Total Preferred Stocks (Cost $304,496,370)		303,432,373
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

150

Invesco Variable Rate Preferred ETF (VRP)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value

Money Market Funds-1.23%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(f)(g) (Cost $24,887,150)	24,887,150	$24,887,150
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.23% (Cost $2,044,639,136)		2,034,185,977
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.35%
Invesco Private Government Fund, 4.34%(f)(g)(h)	47,072,268	47,072,268
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.47%(f)(g)(h)	122,449,037	$122,485,772
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $169,558,040)		169,558,040
TOTAL INVESTMENTS IN SECURITIES-108.58% (Cost $2,214,197,176)		2,203,744,017
OTHER ASSETS LESS LIABILITIES-(8.58)%		(174,106,630)
NET ASSETS-100.00%		$2,029,637,387

Conv.	-Convertible
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$21,712,174	$199,391,491	$(196,216,515)	$-	$-	$24,887,150	$483,330
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	47,189,112	146,727,616	(146,844,460)	-	-	47,072,268	1,131,192 *
Invesco Private Prime Fund	123,269,954	231,911,399	(232,683,086)	(7,608)	(4,887)	122,485,772	3,045,117 *
Total	$192,171,240	$578,030,506	$(575,744,061)	$(7,608)	$(4,887)	$194,445,190	$4,659,639

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

151

Statements of Assets and Liabilities
February 28, 2025
(Unaudited)

	Invesco California AMT-Free Municipal Bond ETF (PWZ)	Invesco CEF Income Composite ETF (PCEF)	Invesco Equal Weight 0-30 Treasury ETF (GOVI)	Invesco Floating Rate Municipal Income ETF (PVI)	Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
Assets:
Unaffiliated investments in securities, at value(a)	$714,854,102	$821,467,923	$1,048,843,756	$27,595,000	$326,771,320
Affiliated investments in securities, at value	-	40,473,218	53,841,815	-	110,622,580
Cash	3,471,830	-	1,282	863,475	22,459
Deposits with brokers:
Cash collateral-options	-	-	-	-	-
Receivable for:
Dividends and interest	8,124,588	1,066,291	1,603,726	69,352	5,611,988
Securities lending	-	116,063	19,742	-	28,396
Investments sold	-	-	37,281,569	-	7,504,161
Fund shares sold	-	-	-	-	-
Foreign tax reclaims	-	-	-	-	-
Other assets	-	-	-	85	-
Total assets	726,450,520	863,123,495	1,141,591,890	28,527,912	450,560,904
Liabilities:
Due to custodian	-	394,477	-	-	-
Due to broker	-	8,302	-	-	-
Payable for:
Investments purchased	2,189,280	-	91,575,929	-	8,273,139
Collateral upon return of securities loaned	-	33,246,517	-	-	109,281,922
Collateral upon receipt of securities in-kind	-	-	-	-	-
Fund shares repurchased	-	-	-	-	-
Accrued unitary management fees	154,014	316,211	115,865	5,269	131,244
Accrued expenses	-	-	-	-	643
Accrued tax expenses	-	-	-	-	790
Total liabilities	2,343,294	33,965,507	91,691,794	5,269	117,687,738
Net Assets	$724,107,226	$829,157,988	$1,049,900,096	$28,522,643	$332,873,166
Net assets consist of:
Shares of beneficial interest	$733,806,283	$903,648,475	$1,174,720,034	$28,554,766	$407,965,294
Distributable earnings (loss)	(9,699,057)	(74,490,487)	(124,819,938)	(32,123)	(75,092,128)
Net Assets	$724,107,226	$829,157,988	$1,049,900,096	$28,522,643	$332,873,166
Shares outstanding (unlimited amount authorized, $0.01 par value)	29,350,000	42,540,000	37,490,000	1,150,000	18,200,000
Net asset value	$24.67	$19.49	$28.00	$24.80	$18.29
Market price	$24.61	$19.48	$28.01	$24.79	$18.31
Unaffiliated investments in securities, at cost	$722,321,616	$776,521,270	$1,141,921,895	$27,595,000	$327,157,343
Affiliated investments in securities, at cost	$-	$39,961,712	$53,841,815	$-	$110,625,993
(a)Includes securities on loan with an aggregate value of:	$-	$32,544,529	$-	$-	$103,824,098
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

152

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	Invesco National AMT-Free Municipal Bond ETF (PZA)	Invesco New York AMT-Free Municipal Bond ETF (PZT)	Invesco Preferred ETF (PGX)	Invesco Short Term Treasury ETF (TBLL)	Invesco Taxable Municipal Bond ETF (BAB)	Invesco Variable Rate Preferred ETF (VRP)

$80,283,470	$3,086,440,487	$137,568,531	$4,299,258,280	$2,028,545,283	$958,597,743	$2,009,298,827
8,581,536	-	-	47,335,583	660	12,384,364	194,445,190
-	1,467,249	173,118	-	7,800	2,557	25,998

-	28,418	-	6,639	-	-	527,330

846,984	34,817,987	1,701,115	26,140,005	5,191,138	12,197,058	24,327,558
1,015	-	-	219,808	-	-	156,977
1,744,882	-	-	10,131,239	338,667,137	-	93,310
-	10,587,493	1,142,559	-	5,274,736	-	37,006,579
-	-	-	8,120	-	-	-
-	-	-	-	-	-	-
91,457,887	3,133,341,634	140,585,323	4,383,099,674	2,377,686,754	983,181,722	2,265,881,769

-	-	-	13,657,693	-	-	-
-	-	-	-	-	-	-

2,183,661	10,567,214	1,163,671	9,331,240	343,941,783	-	65,413,945
8,237,632	-	-	47,335,583	-	-	169,558,040
-	28,418	-	6,639	-	-	527,331
-	-	-	2,337,972	-	-	-
11,906	660,599	29,482	1,663,772	124,123	214,317	742,675
-	-	-	-	-	-	2,391
-	-	-	-	-	-	-
10,433,199	11,256,231	1,193,153	74,332,899	344,065,906	214,317	236,244,382
$81,024,688	$3,122,085,403	$139,392,170	$4,308,766,775	$2,033,620,848	$982,967,405	$2,029,637,387

$82,463,844	$3,251,454,464	$146,439,170	$5,760,294,200	$2,033,589,381	$1,136,519,749	$2,155,136,320
(1,439,156)	(129,369,061)	(7,047,000)	(1,451,527,425)	31,467	(153,552,344)	(125,498,933)
$81,024,688	$3,122,085,403	$139,392,170	$4,308,766,775	$2,033,620,848	$982,967,405	$2,029,637,387
3,400,000	131,350,000	6,100,000	369,550,000	19,270,001	36,400,000	83,400,000
$23.83	$23.77	$22.85	$11.66	$105.53	$27.00	$24.34
$23.83	$23.75	$22.98	$11.68	$105.54	$26.94	$24.41
$80,792,745	$3,193,921,109	$143,892,395	$5,099,543,359	$2,027,682,608	$1,065,957,537	$2,019,751,986
$8,581,536	$-	$-	$47,335,583	$660	$12,384,364	$194,445,190
$7,732,056	$-	$-	$46,035,869	$-	$-	$164,247,659

153

Statements of Operations
For the six months ended February 28, 2025
(Unaudited)

	Invesco California AMT-Free Municipal Bond ETF (PWZ)	Invesco CEF Income Composite ETF (PCEF)	Invesco Equal Weight 0-30 Treasury ETF (GOVI)	Invesco Floating Rate Municipal Income ETF (PVI)	Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
Investment income:
Unaffiliated interest income	$12,318,720	$-	$19,048,001	$415,038	$12,635,612
Unaffiliated dividend income	-	40,582,424	-	-	-
Affiliated dividend income	-	337,180	85,738	-	34,984
Securities lending income, net	-	945,097	42,746	-	296,428
Foreign withholding tax	-	-	-	-	-
Total investment income	12,318,720	41,864,701	19,176,485	415,038	12,967,024
Expenses:
Unitary management fees	961,735	2,028,866	763,450	38,635	1,072,251
Less: Waivers	-	(364,318)	(1,674)	-	(677)
Net expenses	961,735	1,664,548	761,776	38,635	1,071,574
Net investment income	11,356,985	40,200,153	18,414,709	376,403	11,895,450
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	4,623	(6,082,236)	(7,580,225)	-	(883,862)
Affiliated investment securities	-	(1,847)	(6,389)	-	(7,213)
Unaffiliated in-kind redemptions	-	398,387	(2,788,449)	-	2,514,207
Affiliated in-kind redemptions	-	1,676	-	-	-
Net realized gain (loss)	4,623	(5,684,020)	(10,375,063)	-	1,623,132
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(5,257,732)	6,835,153	(19,769,025)	-	(4,295,325)
Affiliated investment securities	-	(199,774)	-	-	(5,931)
Change in net unrealized appreciation (depreciation)	(5,257,732)	6,635,379	(19,769,025)	-	(4,301,256)
Net realized and unrealized gain (loss)	(5,253,109)	951,359	(30,144,088)	-	(2,678,124)
Net increase (decrease) in net assets resulting from operations	$6,103,876	$41,151,512	$(11,729,379)	$376,403	$9,217,326
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

154

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	Invesco National AMT-Free Municipal Bond ETF (PZA)	Invesco New York AMT-Free Municipal Bond ETF (PZT)	Invesco Preferred ETF (PGX)	Invesco Short Term Treasury ETF (TBLL)	Invesco Taxable Municipal Bond ETF (BAB)	Invesco Variable Rate Preferred ETF (VRP)

$1,364,830	$53,892,790	$2,274,954	$-	$44,473,619	$22,373,383	$40,827,113
-	-	-	136,906,196	-	-	10,875,487
4,131	-	-	238,602	1,902	275,388	483,330
3,857	-	-	2,093,886	-	-	1,395,933
-	-	-	(192,006)	-	-	-
1,372,818	53,892,790	2,274,954	139,046,678	44,475,521	22,648,771	53,581,863

68,494	4,242,731	184,180	10,980,581	766,197	1,506,743	4,576,929
(81)	-	-	(4,735)	(38)	(5,377)	(9,311)
68,413	4,242,731	184,180	10,975,846	766,159	1,501,366	4,567,618
1,304,405	49,650,059	2,090,774	128,070,832	43,709,362	21,147,405	49,014,245

(58,277)	92,288	(147,862)	(20,829,960)	715,854	(2,026,281)	(863,917)
(259)	-	-	(2,326)	-	-	(4,887)
214,154	(5,323,575)	-	695,663	-	(26,416,817)	-
-	-	-	-	-	-	-
155,618	(5,231,287)	(147,862)	(20,136,623)	715,854	(28,443,098)	(868,804)

(183,193)	(19,430,956)	(1,206,396)	(96,432,548)	(1,002,925)	14,125,478	23,293,296
(76)	-	-	(4,377)	-	-	(7,608)
(183,269)	(19,430,956)	(1,206,396)	(96,436,925)	(1,002,925)	14,125,478	23,285,688
(27,651)	(24,662,243)	(1,354,258)	(116,573,548)	(287,071)	(14,317,620)	22,416,884
$1,276,754	$24,987,816	$736,516	$11,497,284	$43,422,291	$6,829,785	$71,431,129

155

Statements of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco California AMT-Free Municipal Bond ETF (PWZ)		Invesco CEF Income Composite ETF (PCEF)
	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Operations:
Net investment income	$11,356,985	$25,750,276	$40,200,153	$40,868,955
Net realized gain (loss)	4,623	(11,800,737)	(5,684,020)	(21,501,704)
Change in net unrealized appreciation (depreciation)	(5,257,732)	38,997,597	6,635,379	105,405,606
Net increase (decrease) in net assets resulting from operations	6,103,876	52,947,136	41,151,512	124,772,857
Distributions to Shareholders from:
Distributable earnings	(11,490,075)	(25,554,449)	(34,165,533)	(42,849,699)
Return of capital	-	-	-	(23,474,004)
Total distributions to shareholders	(11,490,075)	(25,554,449)	(34,165,533)	(66,323,703)
Shareholder Transactions:
Proceeds from shares sold	88,196,058	383,615,750	25,704,916	117,552,245
Value of shares repurchased	-	(429,859,188)	(2,154,047)	(38,578,444)
Transaction fees	-	9,049	-	-
Net increase (decrease) in net assets resulting from share transactions	88,196,058	(46,234,389)	23,550,869	78,973,801
Net increase (decrease) in net assets	82,809,859	(18,841,702)	30,536,848	137,422,955
Net assets:
Beginning of period	641,297,367	660,139,069	798,621,140	661,198,185
End of period	$724,107,226	$641,297,367	$829,157,988	$798,621,140
Changes in Shares Outstanding:
Shares sold	3,550,000	16,100,000	1,320,000	6,500,000
Shares repurchased	-	(17,600,000)	(110,000)	(2,130,000)
Shares outstanding, beginning of period	25,800,000	27,300,000	41,330,000	36,960,000
Shares outstanding, end of period	29,350,000	25,800,000	42,540,000	41,330,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

156

Invesco Equal Weight 0-30 Treasury ETF (GOVI)		Invesco Floating Rate Municipal Income ETF (PVI)		Invesco Fundamental High Yield® Corporate Bond (PHB)		Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024

$18,414,709	$23,993,042	$376,403	$1,118,560	$11,895,450	$31,501,846	$1,304,405	$1,921,726
(10,375,063)	(13,787,609)	-	-	1,623,132	(11,364,418)	155,618	(619,829)
(19,769,025)	29,670,039	-	-	(4,301,256)	44,592,038	(183,269)	2,420,246
(11,729,379)	39,875,472	376,403	1,118,560	9,217,326	64,729,466	1,276,754	3,722,143

(18,819,287)	(24,669,103)	(408,526)	(1,132,916)	(12,209,547)	(34,198,767)	(1,288,341)	(1,938,366)
-	-	-	-	-	-	-	-
(18,819,287)	(24,669,103)	(408,526)	(1,132,916)	(12,209,547)	(34,198,767)	(1,288,341)	(1,938,366)

497,400,211	420,800,792	2,481,384	12,418,845	3,652,437	174,743,827	29,578,384	30,689,392
(247,340,323)	(265,942,447)	(11,168,431)	(14,895,577)	(234,743,717)	(182,735,865)	(15,533,401)	(10,373,056)
-	-	-	-	-	-	-	-
250,059,888	154,858,345	(8,687,047)	(2,476,732)	(231,091,280)	(7,992,038)	14,044,983	20,316,336
219,511,222	170,064,714	(8,719,170)	(2,491,088)	(234,083,501)	22,538,661	14,033,396	22,100,113

830,388,874	660,324,160	37,241,813	39,732,901	566,956,667	544,418,006	66,991,292	44,891,179
$1,049,900,096	$830,388,874	$28,522,643	$37,241,813	$332,873,166	$566,956,667	$81,024,688	$66,991,292

17,470,000	15,200,000	100,000	500,000	200,000	9,800,000	1,250,000	1,300,000
(8,900,000)	(9,700,000)	(450,000)	(600,000)	(12,800,000)	(10,200,000)	(650,000)	(450,000)
28,920,000	23,420,000	1,500,000	1,600,000	30,800,000	31,200,000	2,800,000	1,950,000
37,490,000	28,920,000	1,150,000	1,500,000	18,200,000	30,800,000	3,400,000	2,800,000

157

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco National AMT-Free Municipal Bond ETF (PZA)		Invesco New York AMT-Free Municipal Bond ETF (PZT)
	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Operations:
Net investment income	$49,650,059	$83,958,815	$2,090,774	$2,992,666
Net realized gain (loss)	(5,231,287)	(16,537,721)	(147,862)	(111,682)
Change in net unrealized appreciation (depreciation)	(19,430,956)	119,171,127	(1,206,396)	4,063,975
Net increase in net assets resulting from operations	24,987,816	186,592,221	736,516	6,944,959
Distributions to Shareholders from:
Distributable earnings	(49,296,695)	(84,176,275)	(2,070,654)	(2,983,770)
Shareholder Transactions:
Proceeds from shares sold	537,676,680	679,552,475	12,590,793	35,388,839
Value of shares repurchased	(298,067,188)	(185,288,286)	-	-
Transaction fees	-	37,792	-	-
Net increase (decrease) in net assets resulting from share transactions	239,609,492	494,301,981	12,590,793	35,388,839
Net increase (decrease) in net assets	215,300,613	596,717,927	11,256,655	39,350,028
Net assets:
Beginning of period	2,906,784,790	2,310,066,863	128,135,515	88,785,487
End of period	$3,122,085,403	$2,906,784,790	$139,392,170	$128,135,515
Changes in Shares Outstanding:
Shares sold	22,500,000	29,200,000	550,000	1,550,000
Shares repurchased	(12,500,000)	(7,950,000)	-	-
Shares outstanding, beginning of period	121,350,000	100,100,000	5,550,000	4,000,000
Shares outstanding, end of period	131,350,000	121,350,000	6,100,000	5,550,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

158

Invesco Preferred ETF (PGX)		Invesco Short Term Treasury ETF (TBLL)		Invesco Taxable Municipal Bond ETF (BAB)		Invesco Variable Rate Preferred ETF (VRP)
Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024

$128,070,832	$254,286,226	$43,709,362	$81,263,539	$21,147,405	$53,360,504	$49,014,245	$87,645,137
(20,136,623)	(80,309,643)	715,854	403,470	(28,443,098)	(58,411,516)	(868,804)	(4,931,168)
(96,436,925)	388,244,754	(1,002,925)	2,849,337	14,125,478	113,782,067	23,285,688	117,333,209
11,497,284	562,221,337	43,422,291	84,516,346	6,829,785	108,731,055	71,431,129	200,047,178

(129,396,199)	(270,122,596)	(44,623,177)	(82,099,833)	(21,122,256)	(53,884,418)	(57,466,689)	(98,166,534)

501,733,256	352,702,335	433,150,221	974,189,169	32,807,895	35,501,530	275,044,732	325,646,372
(451,268,270)	(853,277,404)	(206,028,802)	(579,722,648)	(228,163,298)	(414,293,908)	-	(178,181,393)
-	-	-	-	-	9,666	-	-
50,464,986	(500,575,069)	227,121,419	394,466,521	(195,355,403)	(378,782,712)	275,044,732	147,464,979
(67,433,929)	(208,476,328)	225,920,533	396,883,034	(209,647,874)	(323,936,075)	289,009,172	249,345,623

4,376,200,704	4,584,677,032	1,807,700,315	1,410,817,281	1,192,615,279	1,516,551,354	1,740,628,215	1,491,282,592
$4,308,766,775	$4,376,200,704	$2,033,620,848	$1,807,700,315	$982,967,405	$1,192,615,279	$2,029,637,387	$1,740,628,215

42,550,000	31,100,000	4,100,000	9,230,000	1,200,000	1,350,000	11,300,000	13,800,000
(38,250,000)	(74,700,000)	(1,950,000)	(5,490,000)	(8,500,000)	(15,700,000)	-	(7,700,000)
365,250,000	408,850,000	17,120,001	13,380,001	43,700,000	58,050,000	72,100,000	66,000,000
369,550,000	365,250,000	19,270,001	17,120,001	36,400,000	43,700,000	83,400,000	72,100,000

159

Financial Highlights
Invesco California AMT-Free Municipal Bond ETF (PWZ)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$24.86	$24.18	$24.32	$28.03	$27.64	$27.62
Net investment income(a)	0.41	0.78	0.67	0.59	0.64	0.67
Net realized and unrealized gain (loss) on investments	(0.19)	0.68	(0.14)	(3.72)	0.40	0.02
Total from investment operations	0.22	1.46	0.53	(3.13)	1.04	0.69
Distributions to shareholders from:
Net investment income	(0.41)	(0.78)	(0.69)	(0.59)	(0.65)	(0.67)
Transaction fees(a)	-	0.00 (b)	0.02	0.01	-	0.00 (b)
Net asset value at end of period	$24.67	$24.86	$24.18	$24.32	$28.03	$27.64
Market price at end of period(c)	$24.61	$24.84	$24.24	$24.23	$28.05	$27.58
Net Asset Value Total Return(d)	0.89%	6.14%	2.27%	(11.28)%	3.80%	2.56%
Market Price Total Return(d)	0.72%	5.79%	2.91%	(11.66)%	4.10%	2.34%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$724,107	$641,297	$660,139	$566,657	$520,028	$451,918
Ratio to average net assets of:
Expenses	0.28%(e)	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	3.31%(e)	3.20%	2.78%	2.25%	2.31%	2.46%
Portfolio turnover rate(f)	1%	4%	5%	3%	7%	12%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

160

Financial Highlights—(continued)
Invesco CEF Income Composite ETF (PCEF)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$19.32	$17.89	$19.64	$24.61	$20.92	$22.35
Net investment income(a)(b)	0.96	1.03	1.21	1.11	0.98	1.35
Net realized and unrealized gain (loss) on investments	0.02	2.07	(1.17)	(4.48)	4.33	(1.05)
Total from investment operations	0.98	3.10	0.04	(3.37)	5.31	0.30
Distributions to shareholders from:
Net investment income	(0.81)	(1.08)	(1.60)	(1.60)	(1.62)	(1.73)
Return of capital	-	(0.59)	(0.19)	-	-	-
Total distributions	(0.81)	(1.67)	(1.79)	(1.60)	(1.62)	(1.73)
Net asset value at end of period	$19.49	$19.32	$17.89	$19.64	$24.61	$20.92
Market price at end of period(c)	$19.48	$19.30	$17.91	$19.63	$24.64	$20.91
Net Asset Value Total Return(d)	5.18%	18.43%	0.49%	(14.04)%	26.36%	1.84%
Market Price Total Return(d)	5.23%	18.17%	0.65%	(14.18)%	26.58%	1.80%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$829,158	$798,621	$661,198	$727,859	$955,554	$756,106
Ratio to average net assets of:
Expenses, after Waivers(e)	0.41%(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Expenses, prior to Waivers	0.50%(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income(b)	9.91%(f)	5.69%	6.62%	5.03%	4.30%	6.36%
Portfolio turnover rate(g)	9%	24%	30%	21%	25%	21%

(a)	Based on average shares outstanding.
(b)
Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

161

Financial Highlights—(continued)
Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$28.71	$28.19	$30.75	$37.04	$39.21	$36.19
Net investment income(a)	0.50	0.93	0.75	0.53	0.41	0.47
Net realized and unrealized gain (loss) on investments	(0.71)	0.56	(2.60)	(6.31)	(2.21)	3.04
Total from investment operations	(0.21)	1.49	(1.85)	(5.78)	(1.80)	3.51
Distributions to shareholders from:
Net investment income	(0.50)	(0.97)	(0.71)	(0.51)	(0.37)	(0.49)
Net asset value at end of period	$28.00	$28.71	$28.19	$30.75	$37.04	$39.21
Market price at end of period(b)	$28.01	$28.72	$28.22	$30.65	$37.04	$39.14
Net Asset Value Total Return(c)	(0.68)%	5.46%	(6.07)%	(15.71)%	(4.60)%	9.82%
Market Price Total Return(c)	(0.68)%	5.38%	(5.66)%	(15.99)%	(4.43)%	9.50%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,049,900	$830,389	$660,324	$524,987	$414,835	$203,903
Ratio to average net assets of:
Expenses	0.15%(d)	0.15%	0.23%	0.25%	0.25%	0.25%
Net investment income	3.62%(d)	3.37%	2.56%	1.57%	1.12%	1.25%
Portfolio turnover rate(e)	11%	19%	19%	5%	3%	9%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended August 31, 2023, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

162

Financial Highlights—(continued)
Invesco Floating Rate Municipal Income ETF (PVI)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$24.83	$24.83	$24.89	$24.88	$24.93	$24.93
Net investment income (loss)(a)	0.30	0.72	0.59	0.05	(0.05)	0.17
Net realized and unrealized gain (loss) on investments	(0.01)(b)	-	0.01	(0.01)(b)	0.00 (c)	(0.00)(c)
Total from investment operations	0.29	0.72	0.60	0.04	(0.05)	0.17
Distributions to shareholders from:
Net investment income	(0.32)	(0.72)	(0.66)	(0.03)	(0.00)(c)	(0.17)
Net asset value at end of period	$24.80	$24.83	$24.83	$24.89	$24.88	$24.93
Market price at end of period(d)	$24.79	$24.83	$24.86	$24.89	$24.88	$24.93
Net Asset Value Total Return(e)	1.19%	2.94%	2.45%	0.17%	(0.20)%	0.69%
Market Price Total Return(e)	1.15%	2.82%	2.57%	0.17%	(0.20)%	0.58%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$28,523	$37,242	$39,733	$63,469	$48,518	$49,855
Ratio to average net assets of:
Expenses	0.25%(f)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	2.44%(f)	2.89%	2.38%	0.22%	(0.19)%	0.70%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

163

Financial Highlights—(continued)
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$18.41	$17.45	$17.15	$19.59	$18.90	$19.06
Net investment income(a)	0.51	0.92	0.76	0.61	0.68	0.76
Net realized and unrealized gain (loss) on investments	(0.10)	1.05	0.26	(2.45)	0.71	(0.15)
Total from investment operations	0.41	1.97	1.02	(1.84)	1.39	0.61
Distributions to shareholders from:
Net investment income	(0.53)	(1.01)	(0.72)	(0.60)	(0.70)	(0.77)
Net asset value at end of period	$18.29	$18.41	$17.45	$17.15	$19.59	$18.90
Market price at end of period(b)	$18.31	$18.42	$17.46	$17.07	$19.61	$18.89
Net Asset Value Total Return(c)	2.28%	11.63%	6.09%	(9.55)%	7.49%	3.38%
Market Price Total Return(c)	2.33%	11.61%	6.64%	(10.06)%	7.66%	3.28%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$332,873	$566,957	$544,418	$742,480	$834,635	$757,811
Ratio to average net assets of:
Expenses	0.50%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.55%(d)	5.17%	4.40%	3.29%	3.55%	4.09%
Portfolio turnover rate(e)	17%	75%	31%	44%	32%	35%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

164

Financial Highlights—(continued)
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$23.93	$23.02	$23.50	$27.03	$27.40	$26.33
Net investment income(a)	0.49	0.93	0.78	0.57	0.60	0.71
Net realized and unrealized gain (loss) on investments	(0.11)	0.91	(0.51)	(3.25)	(0.26)	1.07
Total from investment operations	0.38	1.84	0.27	(2.68)	0.34	1.78
Distributions to shareholders from:
Net investment income	(0.48)	(0.93)	(0.75)	(0.56)	(0.61)	(0.71)
Net realized gains	-	-	-	(0.29)	(0.10)	-
Total distributions	(0.48)	(0.93)	(0.75)	(0.85)	(0.71)	(0.71)
Net asset value at end of period	$23.83	$23.93	$23.02	$23.50	$27.03	$27.40
Market price at end of period(b)	$23.83	$23.99	$23.01	$23.43	$27.04	$27.39
Net Asset Value Total Return(c)	1.64%	8.20%	1.20%	(10.10)%	1.25%	6.91%
Market Price Total Return(c)	1.38%	8.52%	1.46%	(10.39)%	1.34%	6.95%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$81,025	$66,991	$44,891	$29,369	$52,706	$63,030
Ratio to average net assets of:
Expenses	0.22%(d)	0.22%	0.22%	0.22%	0.22%	0.22%
Net investment income	4.19%(d)	3.99%	3.38%	2.23%	2.21%	2.68%
Portfolio turnover rate(e)	9%	23%	20%	30%	34%	36%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

165

Financial Highlights—(continued)
Invesco National AMT-Free Municipal Bond ETF (PZA)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$23.95	$23.08	$23.30	$27.19	$26.74	$26.76
Net investment income(a)	0.39	0.75	0.67	0.62	0.63	0.68
Net realized and unrealized gain (loss) on investments	(0.19)	0.86	(0.22)	(3.90)	0.46	(0.02)
Total from investment operations	0.20	1.61	0.45	(3.28)	1.09	0.66
Distributions to shareholders from:
Net investment income	(0.38)	(0.74)	(0.68)	(0.61)	(0.64)	(0.69)
Transaction fees(a)	-	0.00 (b)	0.01	0.00 (b)	0.00 (b)	0.01
Net asset value at end of period	$23.77	$23.95	$23.08	$23.30	$27.19	$26.74
Market price at end of period(c)	$23.75	$23.85	$23.06	$23.26	$27.21	$26.73
Net Asset Value Total Return(d)	0.86%	7.11%	2.00%	(12.21)%	4.11%	2.60%
Market Price Total Return(d)	1.20%	6.75%	2.08%	(12.42)%	4.23%	2.42%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,122,085	$2,906,785	$2,310,067	$1,983,926	$2,470,368	$2,677,153
Ratio to average net assets of:
Expenses	0.28%(e)	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	3.28%(e)	3.17%	2.89%	2.42%	2.32%	2.59%
Portfolio turnover rate(f)	0%	4%	3%	4%	10%	15%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

166

Financial Highlights—(continued)
Invesco New York AMT-Free Municipal Bond ETF (PZT)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$23.09	$22.20	$22.36	$26.31	$25.67	$25.68
Net investment income(a)	0.36	0.67	0.62	0.58	0.61	0.67
Net realized and unrealized gain (loss) on investments	(0.24)	0.89	(0.14)	(3.83)	0.66	(0.01)
Total from investment operations	0.12	1.56	0.48	(3.25)	1.27	0.66
Distributions to shareholders from:
Net investment income	(0.36)	(0.67)	(0.64)	(0.58)	(0.63)	(0.67)
Net realized gains	-	-	-	(0.12)	-	-
Total distributions	(0.36)	(0.67)	(0.64)	(0.70)	(0.63)	(0.67)
Net asset value at end of period	$22.85	$23.09	$22.20	$22.36	$26.31	$25.67
Market price at end of period(b)	$22.98	$23.10	$22.14	$22.36	$26.29	$25.73
Net Asset Value Total Return(c)	0.51%	7.14%	2.15%	(12.55)%	5.00%	2.66%
Market Price Total Return(c)	1.04%	7.48%	1.88%	(12.49)%	4.66%	2.83%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$139,392	$128,136	$88,785	$115,139	$121,015	$98,829
Ratio to average net assets of:
Expenses	0.28%(d)	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	3.18%(d)	2.98%	2.78%	2.37%	2.35%	2.64%
Portfolio turnover rate(e)	3%	6%	10%	6%	15%	12%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

167

Financial Highlights—(continued)
Invesco Preferred ETF (PGX)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$11.98	$11.21	$12.37	$15.11	$14.86	$14.93
Net investment income(a)	0.34	0.66	0.70	0.69	0.73	0.75
Net realized and unrealized gain (loss) on investments	(0.31)	0.81	(1.13)	(2.74)	0.26	(0.06)
Total from investment operations	0.03	1.47	(0.43)	(2.05)	0.99	0.69
Distributions to shareholders from:
Net investment income	(0.35)	(0.70)	(0.73)	(0.69)	(0.74)	(0.76)
Net asset value at end of period	$11.66	$11.98	$11.21	$12.37	$15.11	$14.86
Market price at end of period(b)	$11.68	$11.99	$11.20	$12.37	$15.12	$14.91
Net Asset Value Total Return(c)	0.22%	13.65%	(3.48)%	(13.85)%	6.81%	4.98%
Market Price Total Return(c)	0.31%	13.85%	(3.56)%	(13.91)%	6.52%	5.04%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,308,767	$4,376,201	$4,584,677	$5,427,617	$7,459,245	$6,260,956
Ratio to average net assets of:
Expenses	0.50%(d)	0.50%	0.50%	0.50%(e)	0.50%(e)	0.50%(e)
Net investment income	5.83%(d)	5.79%	5.98%	5.01%(e)	4.89%(e)	5.20%(e)
Portfolio turnover rate(f)	4%	7%	15%	11%	25%	18%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

168

Financial Highlights—(continued)
Invesco Short Term Treasury ETF (TBLL)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$105.59	$105.44	$105.48	$105.67	$105.77	$105.60
Net investment income(a)	2.39	5.39	4.29	0.50	0.09	1.27
Net realized and unrealized gain (loss) on investments	(0.01)	0.21	(0.18)	(0.33)	(0.06)	0.37
Total from investment operations	2.38	5.60	4.11	0.17	0.03	1.64
Distributions to shareholders from:
Net investment income	(2.44)	(5.45)	(4.15)	(0.34)	(0.09)	(1.45)
Net realized gains	-	-	-	(0.02)	(0.04)	(0.02)
Total distributions	(2.44)	(5.45)	(4.15)	(0.36)	(0.13)	(1.47)
Net asset value at end of period	$105.53	$105.59	$105.44	$105.48	$105.67	$105.77
Market price at end of period(b)	$105.54	$105.61	$105.51	$105.51	$105.68	$105.78
Net Asset Value Total Return(c)	2.28%	5.46%	3.98%	0.15%	0.03%	1.56%
Market Price Total Return(c)	2.27%	5.42%	4.03%	0.18%	0.04%	1.55%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,033,621	$1,807,700	$1,410,817	$824,862	$667,805	$938,170
Ratio to average net assets of:
Expenses	0.08%(d)	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income	4.56%(d)	5.11%	4.08%	0.48%	0.09%	1.20%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)
Invesco Taxable Municipal Bond ETF (BAB)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$27.29	$26.12	$27.27	$33.55	$33.40	$32.83
Net investment income(a)	0.52	1.01	0.95	0.85	0.85	1.07
Net realized and unrealized gain (loss) on investments	(0.28)	1.18	(1.15)	(6.28)	0.16	0.58
Total from investment operations	0.24	2.19	(0.20)	(5.43)	1.01	1.65
Distributions to shareholders from:
Net investment income	(0.53)	(1.02)	(0.95)	(0.86)	(0.86)	(1.10)
Transaction fees(a)	-	0.00 (b)	0.00 (b)	0.01	-	0.02
Net asset value at end of period	$27.00	$27.29	$26.12	$27.27	$33.55	$33.40
Market price at end of period(c)	$26.94	$27.33	$26.12	$27.24	$33.46	$33.41
Net Asset Value Total Return(d)	0.91%	8.64%	(0.70)%	(16.38)%	3.08%	5.28%
Market Price Total Return(d)	0.54%	8.80%	(0.59)%	(16.23)%	2.78%	4.88%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$982,967	$1,192,615	$1,516,551	$1,836,666	$2,365,476	$2,005,861
Ratio to average net assets of:
Expenses, after Waivers	0.28%(e)	0.28%	0.28%	0.28%	0.28%(f)	0.27%
Expenses, prior to Waivers	0.28%(e)	0.28%	0.28%	0.28%	0.28%(f)	0.28%
Net investment income	3.93%(e)	3.85%	3.61%	2.78%	2.58%(f)	3.32%
Portfolio turnover rate(g)	3%	4%	4%	3%	5%	18%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)
Invesco Variable Rate Preferred ETF (VRP)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$24.14	$22.60	$22.90	$26.30	$24.96	$25.28
Net investment income(a)	0.65	1.30	1.20	1.03	1.07	1.13
Net realized and unrealized gain (loss) on investments	0.31	1.71	(0.18)	(3.26)	1.38	(0.31)
Total from investment operations	0.96	3.01	1.02	(2.23)	2.45	0.82
Distributions to shareholders from:
Net investment income	(0.76)	(1.47)	(1.32)	(1.17)	(1.11)	(1.14)
Net asset value at end of period	$24.34	$24.14	$22.60	$22.90	$26.30	$24.96
Market price at end of period(b)	$24.41	$24.20	$22.59	$22.86	$26.38	$25.01
Net Asset Value Total Return(c)	4.01%	13.79%	4.68%	(8.63)%	10.00%	3.48%
Market Price Total Return(c)	4.04%	14.11%	4.83%	(9.06)%	10.11%	3.51%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,029,637	$1,740,628	$1,491,283	$1,891,209	$1,930,424	$1,472,807
Ratio to average net assets of:
Expenses	0.50%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.35%(d)	5.58%	5.32%	4.21%	4.14%	4.61%
Portfolio turnover rate(e)	9%	16%	14%	9%	15%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
February 28, 2025
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco California AMT-Free Municipal Bond ETF (PWZ)	"California AMT-Free Municipal Bond ETF"
Invesco CEF Income Composite ETF (PCEF)	"CEF Income Composite ETF"
Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)	"Equal Weight 0-30 Year Treasury ETF"
Invesco Floating Rate Municipal Income ETF (PVI)	"Floating Rate Municipal Income ETF"
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)	"Fundamental High Yield® Corporate Bond ETF"
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	"Fundamental Investment Grade Corporate Bond ETF"
Invesco National AMT-Free Municipal Bond ETF (PZA)	"National AMT-Free Municipal Bond ETF"
Invesco New York AMT-Free Municipal Bond ETF (PZT)	"New York AMT-Free Municipal Bond ETF"
Invesco Preferred ETF (PGX)	"Preferred ETF"
Invesco Short Term Treasury ETF (TBLL)	"Short Term Treasury ETF"
Invesco Taxable Municipal Bond ETF (BAB)	"Taxable Municipal Bond ETF"
Invesco Variable Rate Preferred ETF (VRP)	"Variable Rate Preferred ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of Equal Weight 0-30 Year Treasury ETF, which are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units of each Fund (except for Floating Rate Municipal Income ETF and Short Term Treasury ETF) are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each of these Funds reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Creation Units of Floating Rate Municipal Income ETF are issued and redeemed principally in exchange for the deposit or delivery of cash, though the Fund reserves the right to issue and redeem Creation Units in exchange for Deposit Securities. Creation Units of Short Term Treasury ETF are issued principally in exchange for Deposit Securities and redeemed principally in exchange for cash, though the Fund also reserves the right to issue Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
To provide enhanced daily liquidity, Short Term Treasury ETF determines its NAV twice each day, at 12:00 p.m. ET and at the regularly scheduled close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. ET). The Fund provides same-day settlement for creation/redemption trades in the primary market for any trades placed before the initial daily NAV strike.
CEF Income Composite ETF is a “fund of funds,” in that it invests in other funds (“Underlying Funds”). Each Underlying Fund’s accounting policies are outlined in that Underlying Fund’s financial statements and are publicly available.

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The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
California AMT-Free Municipal Bond ETF	ICE BofA California Long-Term Core Plus Municipal Securities Index
CEF Income Composite ETF	S-Network Composite Closed-End Fund IndexSM
Equal Weight 0-30 Year Treasury ETF	ICE 1-30 Year Laddered Matuirty US Treasury Index
Floating Rate Municipal Income ETF	ICE US Municipal AMT-Free VRDO Constrained Index
Fundamental High Yield® Corporate Bond ETF	RAFI® Bonds U.S. High Yield 1-10 Index
Fundamental Investment Grade Corporate Bond ETF	RAFI® Bonds U.S. Investment Grade 1-10 Index
National AMT-Free Municipal Bond ETF	ICE BofA National Long-Term Core Plus Municipal Securities Index
New York AMT-Free Municipal Bond ETF	ICE BofA New York Long-Term Core Plus Municipal Securities Index
Preferred ETF	ICE BofA Core Plus Fixed Rate Preferred Securities Index
Short Term Treasury ETF	ICE U.S. Treasury Short Bond Index
Taxable Municipal Bond ETF	ICE BofA US Taxable Municipal Securities Plus Index
Variable Rate Preferred ETF	ICE Variable Rate Preferred & Hybrid Securities Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting

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the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the

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Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including payments to Invesco Advisers, Inc. (the “Sub-Adviser”) for Short Term Treasury ETF and, for each Fund, the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers

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that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2025, CEF Income Composite ETF, Preferred ETF and Variable Rate Preferred ETF had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by those Funds as listed below:
Amount
CEF Income Composite ETF	$102,977
Preferred ETF	197,370
Variable Rate Preferred ETF	100,413

K.
Other Risks
ADR Risk. Certain Funds may invest in American depositary receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

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AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.
Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, certain Funds currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs.
Changing Fixed-Income Market Conditions Risk. Fluctuations in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact a Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by APs, which could potentially increase a Fund’s portfolio turnover rate and transaction costs.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.
Fund of Funds Risk. Because CEF Income Composite ETF invests primarily in other funds, its investment performance largely depends on the investment performance of the Underlying Funds. An investment in the Fund is subject to the risks associated with the Underlying Funds. In addition, at times, certain of the segments of the market represented by Underlying Funds in which the Fund invests may be out of favor and underperform other segments. The Fund will pay indirectly a proportional

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share of the expenses of the Underlying Funds in which it invests (including operating expenses and management fees), in addition to the fees and expenses it already will pay to the Adviser.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Mortgage-Backed and Asset-Backed Securities Risk. For certain Funds, investments in mortgage- and asset-backed securities are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.
Municipal Insurance Risk. A portion of the municipal securities that certain Funds hold may be covered by insurance that guarantees the bond’s scheduled payment of interest and repayment of principal. Municipal security insurance does not insure against market fluctuations or fluctuations in a Fund’s Share price. In addition, a municipal security insurance policy will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.
Municipal Securities Risk.  Certain Funds invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its

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corresponding Underlying Index. Because certain Funds issue and redeem Creation Units principally for cash, such Funds will incur higher costs in buying and selling securities than if they issued and redeemed Creation Units in-kind. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because California AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF and Variable Rate Preferred ETF are non-diversified and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Not a Money Market Fund. Short Term Treasury ETF is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the Fund’s investments may be more susceptible than a money market fund’s investments to credit risk, interest rate risk, valuation risk and other risks relevant to the Fund’s investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, and it is possible for the Fund to lose money. The Fund does not seek to maintain a stable NAV of $1.00 per share.
Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities.
Risks of Investing in Closed-End Funds. For CEF Income Composite ETF, the shares of closed-end funds may trade at a discount or premium to, or at, their NAV. To the extent that the Fund invests a portion of its assets in closed-end funds, those assets will be subject to the risks of the closed-end fund’s portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the closed-end fund. The securities of closed-end funds in which the Fund may invest may be leveraged. As a result, the Fund may be exposed indirectly to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Tax Risk. There is no guarantee that the income from certain Funds will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after a Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by a Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.
U.S. Government Obligations Risk. Certain Funds may invest in U.S. Government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. Government to pay its obligation. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair

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valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services, and for Short Term Treasury ETF, the oversight of the Sub-Adviser.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
California AMT-Free Municipal Bond ETF	0.28%
CEF Income Composite ETF	0.50%
Equal Weight 0-30 Year Treasury ETF	0.15%
Floating Rate Municipal Income ETF	0.25%
Fundamental High Yield® Corporate Bond ETF	0.50%
Fundamental Investment Grade Corporate Bond ETF	0.22%
National AMT-Free Municipal Bond ETF	0.28%
New York AMT-Free Municipal Bond ETF	0.28%
Preferred ETF	0.50%
Short Term Treasury ETF	0.08%
Taxable Municipal Bond ETF	0.28%
Variable Rate Preferred ETF	0.50%
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended February 28, 2025, the Adviser waived fees for each Fund in the following amounts:
California AMT-Free Municipal Bond ETF	$-
CEF Income Composite ETF	364,318
Equal Weight 0-30 Year Treasury ETF	1,674
Floating Rate Municipal Income ETF	-
Fundamental High Yield® Corporate Bond ETF	677
Fundamental Investment Grade Corporate Bond ETF	81
National AMT-Free Municipal Bond ETF	-
New York AMT-Free Municipal Bond ETF	-
Preferred ETF	4,735
Short Term Treasury ETF	38
Taxable Municipal Bond ETF	5,377
Variable Rate Preferred ETF	9,311
For Short Term Treasury ETF, the Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.

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The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
California AMT-Free Municipal Bond ETF	ICE Data Indices, LLC
CEF Income Composite ETF	S-Network Global Indexes, LLC
Equal Weight 0-30 Year Treasury ETF	Nasdaq, Inc.
Floating Rate Municipal Income ETF	ICE Data Indices, LLC
Fundamental High Yield® Corporate Bond ETF	Research Affiliates®
Fundamental Investment Grade Corporate Bond ETF	Research Affiliates®
National AMT-Free Municipal Bond ETF	ICE Data Indices, LLC
New York AMT-Free Municipal Bond ETF	ICE Data Indices, LLC
Preferred ETF	ICE Data Indices, LLC
Short Term Treasury ETF	ICE Data Indices, LLC
Taxable Municipal Bond ETF	ICE Data Indices, LLC
Variable Rate Preferred ETF	ICE Data Indices, LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended February 28, 2025, the following Fund incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Fund, as listed below:
CEF Income Composite ETF	$7,003
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.
For the six months ended February 28, 2025, the following Fund engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains*
National AMT-Free Municipal Bond ETF	$2,992,991	$-	$-

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.
NOTE 5—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.

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Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025, for each Fund (except for California AMT-Free Municipal Bond ETF, Floating Rate Municipal Income ETF, National AMT-Free Municipal Bond ETF and New York AMT-Free Municipal Bond ETF). As of February 28, 2025, all of the securities in California AMT-Free Municipal Bond ETF, Floating Rate Municipal Income ETF, National AMT-Free Municipal Bond ETF and New York AMT-Free Municipal Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
CEF Income Composite ETF
Investments in Securities
Closed-End Funds	$828,694,624	$-	$-	$828,694,624
Money Market Funds	-	33,246,517	-	33,246,517
Total Investments	$828,694,624	$33,246,517	$-	$861,941,141
Equal Weight 0-30 Year Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$1,048,843,756	$-	$1,048,843,756
Money Market Funds	53,841,815	-	-	53,841,815
Total Investments	$53,841,815	$1,048,843,756	$-	$1,102,685,571
Fundamental High Yield® Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$326,771,320	$-	$326,771,320
Money Market Funds	1,344,071	109,278,509	-	110,622,580
Total Investments	$1,344,071	$436,049,829	$-	$437,393,900
Fundamental Investment Grade Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$80,283,470	$-	$80,283,470
Money Market Funds	343,904	8,237,632	-	8,581,536
Total Investments	$343,904	$88,521,102	$-	$88,865,006
Preferred ETF
Investments in Securities
Preferred Stocks	$4,265,431,764	$33,826,516	$-	$4,299,258,280
Money Market Funds	-	47,335,583	-	47,335,583
Total Investments	$4,265,431,764	$81,162,099	$-	$4,346,593,863
Short Term Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$2,028,545,283	$-	$2,028,545,283
Money Market Funds	660	-	-	660
Total Investments	$660	$2,028,545,283	$-	$2,028,545,943
Taxable Municipal Bond ETF
Investments in Securities
Municipal Obligations	$-	$958,597,743	$-	$958,597,743
Money Market Funds	12,384,364	-	-	12,384,364
Total Investments	$12,384,364	$958,597,743	$-	$970,982,107

182

	Level 1	Level 2	Level 3	Total
Variable Rate Preferred ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,705,866,454	$-	$1,705,866,454
Preferred Stocks	303,432,373	-	-	303,432,373
Money Market Funds	24,887,150	169,558,040	-	194,445,190
Total Investments	$328,319,523	$1,875,424,494	$-	$2,203,744,017
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of August 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
California AMT-Free Municipal Bond ETF	$91,221	$2,207,682	$2,298,903
CEF Income Composite ETF	17,729,269	82,586,229	100,315,498
Equal Weight 0-30 Year Treasury ETF	947,011	8,874,314	9,821,325
Floating Rate Municipal Income ETF	-	-	-
Fundamental High Yield® Corporate Bond ETF	17,711,150	56,510,928	74,222,078
Fundamental Investment Grade Corporate Bond ETF	165,502	772,038	937,540
National AMT-Free Municipal Bond ETF	9,272,663	7,737,853	17,010,516
New York AMT-Free Municipal Bond ETF	106,794	497,496	604,290
Preferred ETF	46,156,653	566,264,066	612,420,719
Short Term Treasury ETF	706,763	-	706,763
Taxable Municipal Bond ETF	3,765,398	14,009,203	17,774,601
Variable Rate Preferred ETF	8,432,725	83,770,106	92,202,831

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the six months ended February 28, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
California AMT-Free Municipal Bond ETF	$15,170,186	$8,665,000
CEF Income Composite ETF	95,907,877	69,724,506
Equal Weight 0-30 Year Treasury ETF	-	-
Floating Rate Municipal Income ETF	-	-
Fundamental High Yield® Corporate Bond ETF	72,503,010	73,858,281
Fundamental Investment Grade Corporate Bond ETF	6,615,861	5,916,346
National AMT-Free Municipal Bond ETF	37,094,513	14,488,343
New York AMT-Free Municipal Bond ETF	4,369,098	3,551,290
Preferred ETF	167,955,602	162,036,396
Short Term Treasury ETF	-	-
Taxable Municipal Bond ETF	27,170,070	43,904,006
Variable Rate Preferred ETF	196,769,994	172,461,839

183

For the six months ended February 28, 2025, the cost of securities purchased and the proceeds from sales of U.S. Government obligations (other than short-term securities, money market funds and in-kind transactions) were as follows:
	Purchases	Sales
Equal Weight 0-30 Year Treasury ETF	$127,052,747	$111,487,879
Short Term Treasury ETF	-	-
For the six months ended February 28, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
California AMT-Free Municipal Bond ETF	$86,541,630	$-
CEF Income Composite ETF	-	-
Equal Weight 0-30 Year Treasury ETF	477,794,193	236,741,948
Floating Rate Municipal Income ETF	-	-
Fundamental High Yield® Corporate Bond ETF	3,438,705	230,477,568
Fundamental Investment Grade Corporate Bond ETF	27,302,978	15,016,845
National AMT-Free Municipal Bond ETF	524,499,255	294,543,685
New York AMT-Free Municipal Bond ETF	12,183,637	-
Preferred ETF	486,989,217	447,301,046
Short Term Treasury ETF	-	-
Taxable Municipal Bond ETF	33,100,407	211,898,050
Variable Rate Preferred ETF	247,532,001	-
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
California AMT-Free Municipal Bond ETF	$11,215,876	$(18,683,390)	$(7,467,514)	$722,321,616
CEF Income Composite ETF	62,893,374	(37,418,963)	25,474,411	836,466,730
Equal Weight 0-30 Year Treasury ETF	117,135	(104,502,284)	(104,385,149)	1,207,070,720
Floating Rate Municipal Income ETF	-	-	-	27,595,000
Fundamental High Yield® Corporate Bond ETF	4,688,873	(6,867,958)	(2,179,085)	439,572,985
Fundamental Investment Grade Corporate Bond ETF	348,233	(1,027,804)	(679,571)	89,544,577
National AMT-Free Municipal Bond ETF	26,969,951	(134,450,573)	(107,480,622)	3,193,921,109
New York AMT-Free Municipal Bond ETF	338,293	(6,662,157)	(6,323,864)	143,892,395
Preferred ETF	10,986,507	(828,199,677)	(817,213,170)	5,163,807,033
Short Term Treasury ETF	986,793	(124,118)	862,675	2,027,683,268
Taxable Municipal Bond ETF	6,878,827	(114,238,621)	(107,359,794)	1,078,341,901
Variable Rate Preferred ETF	21,256,731	(50,902,202)	(29,645,471)	2,233,389,488
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.

184

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

185

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

186

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-FIA-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
February 28, 2025
RSPE	Invesco ESG S&P 500 Equal Weight ETF
KLMN	Invesco MSCI North America Climate ETF
PBUS	Invesco MSCI USA ETF
EQAL	Invesco Russell 1000 Equal Weight ETF
SPVU	Invesco S&P 500® Enhanced Value ETF
XRLV	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
SPHB	Invesco S&P 500® High Beta ETF
DIVG	Invesco S&P 500 High Dividend Growers ETF
SPHD	Invesco S&P 500® High Dividend Low Volatility ETF
SPLV	Invesco S&P 500® Low Volatility ETF
SPMV	Invesco S&P 500 Minimum Variance ETF
SPMO	Invesco S&P 500® Momentum ETF
QVML	Invesco S&P 500 QVM Multi-factor ETF
QVMM	Invesco S&P MidCap 400 QVM Multi-factor ETF
XMLV	Invesco S&P MidCap Low Volatility ETF
QVMS	Invesco S&P SmallCap 600 QVM Multi-factor ETF
GRPZ	Invesco S&P SmallCap 600® GARP ETF
XSHD	Invesco S&P SmallCap High Dividend Low Volatility ETF
XSLV	Invesco S&P SmallCap Low Volatility ETF
XSHQ	Invesco S&P SmallCap Quality ETF

2

Invesco ESG S&P 500 Equal Weight ETF (RSPE)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Communication Services-3.87%
Alphabet, Inc., Class A	369	$62,833
Alphabet, Inc., Class C	301	51,838
AT&T, Inc.(b)	5,571	152,701
Comcast Corp., Class A	3,294	118,189
Interpublic Group of Cos., Inc. (The)	4,346	119,080
News Corp., Class A	3,390	97,022
News Corp., Class B(b)	1,002	32,345
Paramount Global, Class B(b)	11,690	132,798
Walt Disney Co. (The)	1,141	129,846
		896,652
Consumer Discretionary-11.11%
Aptiv PLC (Jersey)(c)	2,222	144,697
Best Buy Co., Inc.	1,501	134,955
Carnival Corp.(c)	4,915	117,616
D.R. Horton, Inc.	851	107,915
Deckers Outdoor Corp.(c)	640	89,190
eBay, Inc.	2,071	134,076
General Motors Co.	2,514	123,513
Hasbro, Inc.	2,030	132,173
Hilton Worldwide Holdings, Inc.	509	134,865
Home Depot, Inc. (The)	313	124,136
Lowe’s Cos., Inc.	489	121,585
Marriott International, Inc., Class A(b)	453	127,044
NIKE, Inc., Class B	1,660	131,854
Norwegian Cruise Line Holdings Ltd.(c)	4,757	108,079
Ralph Lauren Corp.	576	156,177
Royal Caribbean Cruises Ltd.	532	130,925
Starbucks Corp.	1,328	153,796
TJX Cos., Inc. (The)	1,032	128,752
Tractor Supply Co.(b)	2,291	126,807
Yum! Brands, Inc.	952	148,864
		2,577,019
Consumer Staples-8.27%
Archer-Daniels-Midland Co.	2,470	116,584
Colgate-Palmolive Co.	1,410	128,550
Estee Lauder Cos., Inc. (The), Class A	1,611	115,847
General Mills, Inc.	1,995	120,937
Hershey Co. (The)	738	127,460
Kellanova	1,621	134,381
Kraft Heinz Co. (The)	4,180	128,368
McCormick & Co., Inc.	1,609	132,919
Mondelez International, Inc., Class A	2,072	133,085
PepsiCo, Inc.	834	127,994
Procter & Gamble Co. (The)	766	133,161
Target Corp.	963	119,643
The Campbell’s Company	3,042	121,862
Walgreens Boots Alliance, Inc.(b)	13,292	141,959
Walmart, Inc.	1,377	135,786
		1,918,536
Financials-16.76%
Aflac, Inc.	1,256	137,494
Allstate Corp. (The)	677	134,825
American International Group, Inc.	1,775	147,219
Assurant, Inc.(b)	602	125,150
Bank of America Corp.	2,838	130,832
	Shares	Value
Financials-(continued)
Bank of New York Mellon Corp. (The)	1,643	$146,145
Cboe Global Markets, Inc.	646	136,177
Citigroup, Inc.	1,818	145,349
Fidelity National Information Services, Inc.	1,533	109,027
Fifth Third Bancorp	2,855	124,107
Globe Life, Inc.(b)	1,254	159,797
Hartford Financial Services Group, Inc. (The)	1,157	136,850
Huntington Bancshares, Inc.	7,520	123,854
Intercontinental Exchange, Inc.	828	143,434
M&T Bank Corp.	653	125,193
Mastercard, Inc., Class A	246	141,772
MetLife, Inc.	1,629	140,387
Moody’s Corp.	265	133,544
Morgan Stanley	1,034	137,636
MSCI, Inc.	209	123,417
Nasdaq, Inc.	1,610	133,276
Northern Trust Corp.	1,243	137,003
PayPal Holdings, Inc.(c)	1,442	102,454
Principal Financial Group, Inc.	1,637	145,758
Prudential Financial, Inc.	1,099	126,495
Regions Financial Corp.	5,150	122,107
S&P Global, Inc.	255	136,104
State Street Corp.	1,316	130,587
Visa, Inc., Class A	420	152,338
		3,888,331
Health Care-13.91%
Abbott Laboratories	1,145	158,021
AbbVie, Inc.	750	156,772
Agilent Technologies, Inc.	925	118,326
Amgen, Inc.	478	147,253
Baxter International, Inc.	4,219	145,598
Becton, Dickinson and Co.	592	133,514
Biogen, Inc.(c)	831	116,755
Boston Scientific Corp.(c)	1,444	149,873
Centene Corp.(c)	2,298	133,652
Cigna Group (The)	444	137,129
CVS Health Corp.	2,528	166,140
Danaher Corp.	557	115,722
DaVita, Inc.(c)	848	125,402
Edwards Lifesciences Corp.(c)	1,771	126,839
Elevance Health, Inc.	342	135,733
Gilead Sciences, Inc.	1,415	161,749
Humana, Inc.	471	127,368
Medtronic PLC	1,578	145,208
Merck & Co., Inc.	1,311	120,940
Moderna, Inc.(b)(c)	3,050	94,428
Quest Diagnostics, Inc.	839	145,063
Regeneron Pharmaceuticals, Inc.	171	119,484
UnitedHealth Group, Inc.	246	116,840
Waters Corp.(c)	340	128,296
		3,226,105
Industrials-15.67%
Automatic Data Processing, Inc.	436	137,419
C.H. Robinson Worldwide, Inc.	1,197	121,639
Carrier Global Corp.(b)	1,773	114,890
Caterpillar, Inc.	337	115,911
CSX Corp.	3,892	124,583
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Cummins, Inc.	354	$130,336
Dayforce, Inc.(b)(c)	1,670	103,523
Deere & Co.	294	141,352
Dover Corp.	656	130,393
Emerson Electric Co.	1,000	121,610
Hubbell, Inc.	287	106,646
Illinois Tool Works, Inc.	479	126,447
Ingersoll Rand, Inc.	1,287	109,112
J.B. Hunt Transport Services, Inc.(b)	718	115,735
Johnson Controls International PLC	1,558	133,458
Norfolk Southern Corp.	529	130,002
Otis Worldwide Corp.	1,322	131,909
PACCAR, Inc.	1,128	120,967
Pentair PLC	1,196	112,663
Republic Services, Inc.	628	148,849
Rockwell Automation, Inc.(b)	440	126,346
Stanley Black & Decker, Inc.(b)	1,561	135,073
Trane Technologies PLC	329	116,367
Union Pacific Corp.	560	138,146
United Rentals, Inc.	165	105,983
Verisk Analytics, Inc.(b)	459	136,282
W.W. Grainger, Inc.(b)	114	116,418
Waste Management, Inc.	615	143,160
Xylem, Inc.(b)	1,070	140,052
		3,635,271
Information Technology-13.84%
Accenture PLC, Class A (Ireland)	363	126,506
Adobe, Inc.(c)	238	104,377
Akamai Technologies, Inc.(c)	1,308	105,529
Apple, Inc.	530	128,175
Applied Materials, Inc.	771	121,872
Autodesk, Inc.(c)	425	116,539
Cisco Systems, Inc.	2,231	143,029
Cognizant Technology Solutions Corp., Class A	1,611	134,245
Hewlett Packard Enterprise Co.(b)	5,969	118,246
HP, Inc.	3,787	116,905
Intel Corp.	6,499	154,221
International Business Machines Corp.	572	144,396
Juniper Networks, Inc.	3,499	126,664
Keysight Technologies, Inc.(c)	780	124,433
KLA Corp.	202	143,186
Lam Research Corp.	1,671	128,233
Micron Technology, Inc.	1,280	119,846
Microsoft Corp.	292	115,921
NVIDIA Corp.	938	117,175
ON Semiconductor Corp.(c)	1,924	90,524
Palo Alto Networks, Inc.(b)(c)	658	125,303
QUALCOMM, Inc.	826	129,822
Salesforce, Inc.	370	110,205
ServiceNow, Inc.(c)	115	106,922
TE Connectivity PLC (Switzerland)	880	135,546
Western Digital Corp.(b)(c)	2,493	121,983
		3,209,803
Materials-5.89%
Air Products and Chemicals, Inc.(b)	420	132,783
Albemarle Corp.(b)	1,259	96,981
Ball Corp.	2,278	120,028
Dow, Inc.	3,150	120,047
Ecolab, Inc.	532	143,113
	Shares	Value
Materials-(continued)
Freeport-McMoRan, Inc.	3,039	$112,169
Linde PLC	300	140,115
LyondellBasell Industries N.V., Class A	1,712	131,533
Mosaic Co. (The)	4,885	116,849
Newmont Corp.	3,094	132,547
PPG Industries, Inc.	1,068	120,919
		1,367,084
Real Estate-7.19%
Alexandria Real Estate Equities, Inc.	1,264	129,257
BXP, Inc.(b)	1,634	115,900
CBRE Group, Inc., Class A(c)	950	134,843
Digital Realty Trust, Inc.	698	109,111
Equinix, Inc.	135	122,124
Federal Realty Investment Trust	1,163	122,603
Healthpeak Properties, Inc.	6,150	125,829
Host Hotels & Resorts, Inc.	6,908	111,426
Kimco Realty Corp.	5,350	118,235
Prologis, Inc.	1,169	144,863
Ventas, Inc.	2,155	149,083
Welltower, Inc.	1,018	156,273
Weyerhaeuser Co.	4,234	127,443
		1,666,990
Utilities-3.31%
American Water Works Co., Inc.	1,003	136,378
Consolidated Edison, Inc.	1,410	143,143
Edison International(b)	1,602	87,213
Eversource Energy	2,179	137,299
Exelon Corp.	3,557	157,219
Sempra	1,496	107,069
		768,321
Total Common Stocks & Other Equity Interests (Cost $21,743,056)		23,154,112
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $18,145)	18,145	18,145
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $21,761,201)		23,172,257
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.50%
Invesco Private Government Fund, 4.34%(d)(e)(f)	678,045	678,045
Invesco Private Prime Fund, 4.47%(d)(e)(f)	1,758,451	1,758,979
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,437,024)		2,437,024
TOTAL INVESTMENTS IN SECURITIES-110.40% (Cost $24,198,225)		25,609,281
OTHER ASSETS LESS LIABILITIES-(10.40)%		(2,413,053)
NET ASSETS-100.00%		$23,196,228
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$212,493	$(194,348)	$-	$-	$18,145	$349
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	257,617	5,446,451	(5,026,023)	-	-	678,045	13,200 *
Invesco Private Prime Fund	707,352	11,404,484	(10,352,755)	(43)	(59)	1,758,979	34,492 *
Total	$964,969	$17,063,428	$(15,573,126)	$(43)	$(59)	$2,455,169	$48,041

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco MSCI North America Climate ETF (KLMN)
February 28, 2025
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-9.10%
Alphabet, Inc., Class A	300,868	$51,231,803
Alphabet, Inc., Class C	174,358	30,027,935
AT&T, Inc.	364,717	9,996,893
Comcast Corp., Class A	195,536	7,015,832
Interpublic Group of Cos., Inc. (The)	94,864	2,599,274
Meta Platforms, Inc., Class A	95,494	63,809,091
Netflix, Inc.(b)	19,520	19,140,531
Omnicom Group, Inc.	30,253	2,503,738
T-Mobile US, Inc.	30,008	8,092,857
Trade Desk, Inc. (The), Class A(b)	24,200	1,701,744
Verizon Communications, Inc.	209,722	9,039,018
Walt Disney Co. (The)	91,960	10,465,048
		215,623,764
Consumer Discretionary-10.64%
Airbnb, Inc., Class A(b)	26,136	3,629,506
Amazon.com, Inc.(b)	407,662	86,538,489
AutoZone, Inc.(b)	938	3,276,443
Booking Holdings, Inc.	1,671	8,381,753
Carvana Co.(b)	6,365	1,483,682
Chipotle Mexican Grill, Inc.(b)	76,472	4,127,194
D.R. Horton, Inc.	17,424	2,209,537
DoorDash, Inc., Class A(b)	16,456	3,265,529
Flutter Entertainment PLC (United Kingdom)(b)	12,584	3,530,945
Ford Motor Co.	284,592	2,717,854
Garmin Ltd.	13,095	2,997,838
General Motors Co.	69,696	3,424,165
Hilton Worldwide Holdings, Inc.	21,296	5,642,588
Home Depot, Inc. (The)	46,588	18,476,801
Lennar Corp., Class A	17,424	2,084,433
Lowe’s Cos., Inc.	26,234	6,522,822
Marriott International, Inc., Class A	16,456	4,615,085
McDonald’s Corp.	36,784	11,341,611
MercadoLibre, Inc. (Brazil)(b)	2,235	4,742,379
NIKE, Inc., Class B	64,856	5,151,512
O’Reilly Automotive, Inc.(b)	3,025	4,155,261
Restaurant Brands International, Inc. (Canada)	42,592	2,790,485
Ross Stores, Inc.	22,264	3,124,084
Royal Caribbean Cruises Ltd.	13,552	3,335,147
Starbucks Corp.	62,127	7,194,928
Tesla, Inc.(b)	125,194	36,679,338
TJX Cos., Inc. (The)	55,588	6,935,159
Yum! Brands, Inc.	24,617	3,849,360
		252,223,928
Consumer Staples-5.27%
Church & Dwight Co., Inc.	28,072	3,121,606
Coca-Cola Co. (The)	210,056	14,958,088
Colgate-Palmolive Co.(c)	55,176	5,030,396
Costco Wholesale Corp.	19,360	20,301,090
General Mills, Inc.	55,176	3,344,769
Hershey Co. (The)	16,718	2,887,366
Kenvue, Inc.	128,744	3,038,358
Keurig Dr Pepper, Inc.	101,640	3,406,973
Kimberly-Clark Corp.	26,447	3,755,738
Loblaw Cos. Ltd. (Canada)	21,664	2,848,781
	Shares	Value
Consumer Staples-(continued)
Mondelez International, Inc., Class A	88,088	$5,657,892
PepsiCo, Inc.	71,217	10,929,673
Procter & Gamble Co. (The)	111,320	19,351,869
Sysco Corp.	42,592	3,217,400
Target Corp.	25,168	3,126,872
Walmart, Inc.	202,209	19,939,830
		124,916,701
Energy-4.20%
Baker Hughes Co., Class A	79,376	3,539,376
Cheniere Energy, Inc.	13,915	3,180,413
Chevron Corp.(c)	80,921	12,835,689
ConocoPhillips	66,332	6,576,818
Coterra Energy, Inc.	116,160	3,135,158
Devon Energy Corp.	89,056	3,225,608
Diamondback Energy, Inc.	21,296	3,385,212
Enbridge, Inc. (Canada)	134,552	5,773,253
EOG Resources, Inc.	39,036	4,955,230
Exxon Mobil Corp.	197,889	22,030,982
Halliburton Co.	110,352	2,909,982
Hess Corp.	23,232	3,460,174
Kinder Morgan, Inc.	124,872	3,384,031
ONEOK, Inc.(c)	35,816	3,595,568
Pembina Pipeline Corp. (Canada)	78,408	3,061,099
Phillips 66	24,548	3,183,630
Schlumberger N.V.	97,768	4,073,015
TC Energy Corp. (Canada)	67,760	3,045,684
Williams Cos., Inc. (The)	71,632	4,167,550
		99,518,472
Financials-14.47%
Aflac, Inc.	29,428	3,221,483
Allstate Corp. (The)	14,903	2,967,932
American Express Co.	27,734	8,346,825
American International Group, Inc.	48,400	4,014,296
Ameriprise Financial, Inc.	6,183	3,322,126
Aon PLC, Class A	11,263	4,607,919
Apollo Global Management, Inc.	24,200	3,612,334
Ares Management Corp., Class A	18,392	3,143,928
Arthur J. Gallagher & Co.	12,584	4,250,120
Bank of America Corp.	321,486	14,820,505
Bank of Montreal (Canada)	47,432	4,898,118
Bank of New York Mellon Corp. (The)	52,272	4,649,594
Bank of Nova Scotia (The) (Canada)	83,248	4,150,409
BlackRock, Inc.	7,302	7,139,750
Blackstone, Inc., Class A	35,961	5,795,475
Block, Inc., Class A(b)	35,816	2,338,785
Brookfield Corp. (Canada)	85,184	4,950,612
Canadian Imperial Bank of Commerce (Canada)	62,920	3,829,229
Capital One Financial Corp.	23,232	4,659,178
Charles Schwab Corp. (The)	76,472	6,081,818
Chubb Ltd.	19,360	5,526,893
Citigroup, Inc.	99,704	7,971,335
CME Group, Inc., Class A	20,432	5,185,029
Coinbase Global, Inc., Class A(b)	10,325	2,226,276
Discover Financial Services	17,853	3,484,727
Fidelity National Information Services, Inc.	31,944	2,271,857
Fiserv, Inc.(b)	30,008	7,072,585
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco MSCI North America Climate ETF (KLMN)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Goldman Sachs Group, Inc. (The)	15,836	$9,854,584
Intercontinental Exchange, Inc.	31,474	5,452,241
JPMorgan Chase & Co.	126,243	33,410,210
KKR & Co., Inc., Class A	33,880	4,593,789
Manulife Financial Corp. (Canada)(c)	122,936	3,845,404
Marsh & McLennan Cos., Inc.	32,335	7,690,556
Mastercard, Inc., Class A	38,875	22,404,051
MetLife, Inc.	37,752	3,253,467
Moody’s Corp.	10,755	5,419,875
Morgan Stanley	61,354	8,166,831
Nasdaq, Inc.	42,840	3,546,295
National Bank of Canada (Canada)	33,480	2,798,464
PayPal Holdings, Inc.(b)	52,272	3,713,926
PNC Financial Services Group, Inc. (The)	22,264	4,272,907
Progressive Corp. (The)	27,104	7,643,328
Prudential Financial, Inc.	29,040	3,342,504
Royal Bank of Canada (Canada)	72,600	8,616,950
S&P Global, Inc.	18,197	9,712,467
Sun Life Financial, Inc. (Canada)(c)	55,176	3,081,782
Toronto-Dominion Bank (The) (Canada)	94,864	5,705,471
Travelers Cos., Inc. (The)	14,122	3,650,396
Truist Financial Corp.	79,376	3,679,078
U.S. Bancorp	88,088	4,131,327
Visa, Inc., Class A	77,980	28,284,126
Wells Fargo & Co.	154,880	12,130,202
		342,939,369
Health Care-10.84%
Abbott Laboratories(c)	91,688	12,653,861
AbbVie, Inc.	83,248	17,401,329
Agilent Technologies, Inc.	22,680	2,901,226
Amgen, Inc.	27,467	8,461,484
Becton, Dickinson and Co.	20,847	4,701,624
Boston Scientific Corp.(b)	91,960	9,544,528
Bristol-Myers Squibb Co.	101,640	6,059,777
Cardinal Health, Inc.	22,264	2,882,743
Cencora, Inc.	14,948	3,789,916
Cigna Group (The)	14,520	4,484,502
CVS Health Corp.	72,600	4,771,272
Danaher Corp.	31,944	6,636,685
Edwards Lifesciences Corp.(b)	48,400	3,466,408
Elevance Health, Inc.	11,846	4,701,440
Eli Lilly and Co.	35,407	32,596,746
GE HealthCare Technologies, Inc.	32,912	2,874,863
Gilead Sciences, Inc.	67,760	7,745,646
HCA Healthcare, Inc.	9,680	2,964,984
Intuitive Surgical, Inc.(b)	17,146	9,827,230
IQVIA Holdings, Inc.(b)	18,392	3,472,410
Johnson & Johnson	120,032	19,807,681
McKesson Corp.	8,357	5,350,653
Medtronic PLC	68,728	6,324,351
Merck & Co., Inc.	127,145	11,729,126
Pfizer, Inc.	307,631	8,130,687
Regeneron Pharmaceuticals, Inc.	5,808	4,058,282
Stryker Corp.	16,719	6,456,711
Thermo Fisher Scientific, Inc.	19,937	10,545,876
UnitedHealth Group, Inc.	40,569	19,268,652
Vertex Pharmaceuticals, Inc.(b)	12,850	6,165,302
	Shares	Value
Health Care-(continued)
Zimmer Biomet Holdings, Inc.	29,429	$3,070,033
Zoetis, Inc.	23,577	3,943,017
		256,789,045
Industrials-8.31%
3M Co.	29,402	4,560,838
AMETEK, Inc.	17,700	3,350,610
Automatic Data Processing, Inc.	20,580	6,486,404
Axon Enterprise, Inc.(b)	4,840	2,557,698
Canadian National Railway Co. (Canada)	41,624	4,238,248
Canadian Pacific Kansas City Ltd. (Canada)	65,824	5,149,218
Carrier Global Corp.	53,240	3,449,952
Caterpillar, Inc.	23,456	8,067,691
Cintas Corp.	19,556	4,057,870
Copart, Inc.(b)	54,208	2,970,598
CSX Corp.	131,648	4,214,053
Cummins, Inc.	11,616	4,276,779
Deere & Co.	14,911	7,169,060
Dover Corp.	22,264	4,425,415
Eaton Corp. PLC	22,264	6,530,477
Emerson Electric Co.	38,887	4,729,048
Equifax, Inc.	11,238	2,755,558
Fastenal Co.	34,848	2,639,039
FedEx Corp.	10,918	2,870,342
Ferguson Enterprises, Inc.	13,552	2,405,480
GE Vernova, Inc.	13,686	4,587,274
General Electric Co.	52,776	10,923,577
HEICO Corp., Class A	14,520	3,095,083
Howmet Aerospace, Inc.	28,382	3,876,981
Illinois Tool Works, Inc.	16,456	4,344,055
Ingersoll Rand, Inc.	33,880	2,872,346
Johnson Controls International PLC	45,950	3,936,077
Norfolk Southern Corp.	14,520	3,568,290
Otis Worldwide Corp.	37,752	3,766,895
PACCAR, Inc.	39,917	4,280,699
Parker-Hannifin Corp.	7,926	5,298,610
Paychex, Inc.	20,497	3,108,780
Quanta Services, Inc.	9,369	2,432,473
Republic Services, Inc.	17,424	4,129,837
Thomson Reuters Corp. (Canada)	21,296	3,823,390
Trane Technologies PLC	13,552	4,793,342
TransDigm Group, Inc.	3,633	4,967,038
Uber Technologies, Inc.(b)	91,960	6,989,880
Union Pacific Corp.	32,373	7,986,095
United Parcel Service, Inc., Class B	34,848	4,147,957
United Rentals, Inc.	3,933	2,526,245
W.W. Grainger, Inc.	2,551	2,605,107
Wabtec Corp.	14,768	2,737,396
Waste Management, Inc.	24,200	5,633,276
WSP Global, Inc. (Canada)	20,625	3,694,474
		197,029,555
Information Technology-29.97%
Accenture PLC, Class A (Ireland)	30,418	10,600,673
Adobe, Inc.(b)	20,785	9,115,470
Advanced Micro Devices, Inc.(b)	76,472	7,636,494
Amphenol Corp., Class A	72,600	4,835,160
Analog Devices, Inc.	31,944	7,349,037
Apple, Inc.	657,499	159,009,558
Applied Materials, Inc.	49,615	7,842,643
AppLovin Corp., Class A(b)	10,648	3,468,480
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco MSCI North America Climate ETF (KLMN)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Arista Networks, Inc.(b)	52,272	$4,863,910
Autodesk, Inc.(b)	15,488	4,246,964
Broadcom, Inc.	193,819	38,653,323
Cadence Design Systems, Inc.(b)	14,520	3,637,260
Cisco Systems, Inc.	202,312	12,970,222
Cognizant Technology Solutions Corp., Class A	46,464	3,871,845
Constellation Software, Inc. (Canada)	1,254	4,341,162
Corning, Inc.	66,792	3,349,619
CrowdStrike Holdings, Inc., Class A(b)	11,973	4,665,399
Fair Isaac Corp.(b)	1,327	2,503,186
Fortinet, Inc.(b)	36,784	3,973,040
Gartner, Inc.(b)	6,368	3,173,302
HP, Inc.	85,184	2,629,630
Intel Corp.	211,024	5,007,599
International Business Machines Corp.	42,843	10,815,287
Intuit, Inc.	14,365	8,817,812
KLA Corp.	7,359	5,216,354
Lam Research Corp.	87,120	6,685,589
Marvell Technology, Inc.	47,432	4,355,206
Microchip Technology, Inc.	41,624	2,449,989
Micron Technology, Inc.	54,208	5,075,495
Microsoft Corp.	306,616	121,723,486
MicroStrategy, Inc., Class A(b)	9,325	2,381,885
Motorola Solutions, Inc.	8,712	3,835,197
NVIDIA Corp.	1,055,982	131,913,271
NXP Semiconductors N.V. (China)	15,838	3,414,514
Oracle Corp.	74,136	12,311,024
Palantir Technologies, Inc., Class A(b)	96,191	8,168,540
Palo Alto Networks, Inc.(b)(c)	33,692	6,415,968
QUALCOMM, Inc.	57,112	8,976,293
Roper Technologies, Inc.	7,177	4,194,956
Salesforce, Inc.	46,078	13,724,332
ServiceNow, Inc.(b)	10,729	9,975,395
Shopify, Inc., Class A (Canada)(b)	59,048	6,642,003
Snowflake, Inc., Class A(b)	22,264	3,942,954
Synopsys, Inc.(b)	9,267	4,237,614
TE Connectivity PLC (Switzerland)	31,944	4,920,334
Texas Instruments, Inc.	43,560	8,537,324
Workday, Inc., Class A(b)	14,056	3,701,507
		710,176,305
Materials-2.69%
Agnico Eagle Mines Ltd. (Canada)	44,528	4,307,985
Air Products and Chemicals, Inc.(c)	10,970	3,468,165
Avery Dennison Corp.	14,628	2,749,625
Corteva, Inc.	55,176	3,474,984
CRH PLC	35,816	3,671,856
DuPont de Nemours, Inc.	40,656	3,324,441
Ecolab, Inc.	19,360	5,208,034
Freeport-McMoRan, Inc.	140,360	5,180,688
Linde PLC	23,729	11,082,629
Newmont Corp.	79,376	3,400,468
Nucor Corp.	19,578	2,691,388
PPG Industries, Inc.	35,305	3,997,232
Sherwin-Williams Co. (The)	12,584	4,558,806
Vulcan Materials Co.	9,860	2,438,477
Wheaton Precious Metals Corp. (Canada)	61,952	4,295,849
		63,850,627
	Shares	Value
Real Estate-3.04%
American Tower Corp.	27,104	$5,573,125
AvalonBay Communities, Inc.	17,424	3,940,960
CBRE Group, Inc., Class A(b)	21,296	3,022,754
Digital Realty Trust, Inc.	19,598	3,063,559
Equinix, Inc.	5,549	5,019,736
Equity Residential	45,496	3,374,438
Healthpeak Properties, Inc.	129,712	2,653,908
Host Hotels & Resorts, Inc.	153,912	2,482,601
Iron Mountain, Inc.	27,104	2,525,280
Kimco Realty Corp.	129,712	2,866,635
Prologis, Inc.	56,629	7,017,466
Public Storage	9,293	2,821,541
Realty Income Corp.	64,856	3,698,738
Regency Centers Corp.	46,464	3,563,789
Simon Property Group, Inc.	25,168	4,683,513
Ventas, Inc.	48,400	3,348,312
VICI Properties, Inc.	97,768	3,176,482
Welltower, Inc.	39,688	6,092,505
Weyerhaeuser Co.	104,544	3,146,774
		72,072,116
Utilities-1.37%
American Water Works Co., Inc.	23,232	3,158,855
Consolidated Edison, Inc.	38,720	3,930,854
Constellation Energy Corp.	15,651	3,921,280
Edison International	40,656	2,213,313
Eversource Energy	47,432	2,988,690
Exelon Corp.	80,344	3,551,205
NextEra Energy, Inc.	96,800	6,792,456
PG&E Corp.	167,464	2,736,362
Public Service Enterprise Group, Inc.	38,720	3,142,128
		32,435,143
Total Common Stocks & Other Equity Interests (Cost $2,408,831,439)		2,367,575,025
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d) (Cost $374,324)	374,324	374,324
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $2,409,205,763)		2,367,949,349
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.41%
Invesco Private Government Fund, 4.34%(d)(e)(f)	9,276,828	9,276,828
Invesco Private Prime Fund, 4.47%(d)(e)(f)	24,115,398	24,122,633
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,399,461)		33,399,461
TOTAL INVESTMENTS IN SECURITIES-101.33% (Cost $2,442,605,224)		2,401,348,810
OTHER ASSETS LESS LIABILITIES-(1.33)%		(31,506,176)
NET ASSETS-100.00%		$2,369,842,634
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco MSCI North America Climate ETF (KLMN)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,045,211	$(6,670,887)	$-	$-	$374,324	$6,101
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	50,199,451	(40,922,623)	-	-	9,276,828	67,727
Invesco Private Prime Fund	-	76,902,376	(52,779,743)	-	-	24,122,633	178,680
Total	$-	$134,147,038	$(100,373,253)	$-	$-	$33,773,785	$252,508

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco MSCI USA ETF (PBUS)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-9.47%
Alphabet, Inc., Class A	677,422	$115,351,418
Alphabet, Inc., Class C	577,534	99,462,905
AT&T, Inc.	832,011	22,805,422
Charter Communications, Inc., Class A(b)	10,755	3,910,195
Comcast Corp., Class A	442,613	15,880,954
Electronic Arts, Inc.	29,022	3,747,321
Fox Corp., Class A(c)	25,725	1,481,760
Fox Corp., Class B	16,216	876,799
Interpublic Group of Cos., Inc. (The)	43,342	1,187,571
Liberty Media Corp.-Liberty Formula One(b)(c)	24,129	2,326,759
Live Nation Entertainment, Inc.(b)	18,611	2,668,073
Meta Platforms, Inc., Class A	252,807	168,925,637
Netflix, Inc.(b)	49,572	48,608,320
News Corp., Class A	43,835	1,254,558
Omnicom Group, Inc.(c)	22,552	1,866,404
Pinterest, Inc., Class A(b)	68,824	2,545,112
Reddit, Inc., Class A(b)	7,655	1,238,426
Roblox Corp., Class A(b)(c)	56,355	3,586,432
Roku, Inc., Class A(b)(c)	14,680	1,225,927
Snap, Inc., Class A(b)	120,696	1,237,134
Take-Two Interactive Software, Inc.(b)	20,275	4,297,895
T-Mobile US, Inc.	60,581	16,338,090
Trade Desk, Inc. (The), Class A(b)	51,949	3,653,054
Verizon Communications, Inc.	488,135	21,038,619
Walt Disney Co. (The)	209,728	23,867,046
Warner Bros. Discovery, Inc.(b)	266,251	3,051,236
		572,433,067
Consumer Discretionary-10.76%
Airbnb, Inc., Class A(b)	50,205	6,971,968
Amazon.com, Inc.(b)	1,097,322	232,939,514
Aptiv PLC (Jersey)(b)	27,245	1,774,194
AutoZone, Inc.(b)	1,960	6,846,300
Best Buy Co., Inc.(c)	23,519	2,114,593
Booking Holdings, Inc.	3,836	19,241,414
Burlington Stores, Inc.(b)	7,376	1,839,058
CarMax, Inc.(b)	17,782	1,475,373
Carnival Corp.(b)	119,877	2,868,657
Carvana Co.(b)	13,420	3,128,202
Chipotle Mexican Grill, Inc.(b)	158,003	8,527,422
D.R. Horton, Inc.	33,489	4,246,740
Darden Restaurants, Inc.	13,598	2,725,855
Deckers Outdoor Corp.(b)	17,519	2,441,448
Dick’s Sporting Goods, Inc.(c)	6,682	1,504,118
Domino’s Pizza, Inc.	4,010	1,963,737
DoorDash, Inc., Class A(b)	40,673	8,071,150
DraftKings, Inc., Class A(b)(c)	50,438	2,212,211
eBay, Inc.	55,533	3,595,206
Expedia Group, Inc.(b)	14,227	2,816,377
Flutter Entertainment PLC (United Kingdom)(b)	20,567	5,770,895
Ford Motor Co.	451,572	4,312,513
Garmin Ltd.	17,723	4,057,326
General Motors Co.	127,516	6,264,861
Genuine Parts Co.	16,103	2,010,943
Hilton Worldwide Holdings, Inc.	28,266	7,489,359
	Shares	Value
Consumer Discretionary-(continued)
Home Depot, Inc. (The)	115,197	$45,687,130
Hyatt Hotels Corp., Class A(c)	5,006	705,596
Las Vegas Sands Corp.	42,534	1,901,695
Lennar Corp., Class A	27,635	3,305,975
LKQ Corp.	30,360	1,280,888
Lowe’s Cos., Inc.	65,450	16,273,488
lululemon athletica, inc.(b)	12,917	4,722,584
Marriott International, Inc., Class A	27,382	7,679,282
McDonald’s Corp.	83,080	25,616,056
MercadoLibre, Inc. (Brazil)(b)	5,300	11,245,911
MGM Resorts International(b)	26,416	918,220
NIKE, Inc., Class B	136,963	10,878,971
NVR, Inc.(b)	357	2,586,672
O’Reilly Automotive, Inc.(b)	6,701	9,204,762
Pool Corp.(c)	4,390	1,523,330
PulteGroup, Inc.	24,010	2,479,753
Rivian Automotive, Inc., Class A(b)(c)	88,074	1,042,796
Ross Stores, Inc.	38,345	5,380,570
Royal Caribbean Cruises Ltd.	29,627	7,291,205
Starbucks Corp.	131,482	15,226,931
Tesla, Inc.(b)	334,986	98,144,198
TJX Cos., Inc. (The)	130,129	16,234,894
Tractor Supply Co.(c)	62,250	3,445,538
Ulta Beauty, Inc.(b)	5,411	1,982,374
Williams-Sonoma, Inc.(c)	14,260	2,774,711
Wynn Resorts Ltd.	10,814	965,907
Yum! Brands, Inc.	32,440	5,072,643
		650,781,514
Consumer Staples-5.74%
Albertson’s Cos., Inc., Class A	43,729	920,058
Altria Group, Inc.	196,901	10,996,921
Archer-Daniels-Midland Co.	55,331	2,611,623
Brown-Forman Corp., Class B(c)	20,939	693,290
Bunge Global S.A.	16,516	1,225,322
Church & Dwight Co., Inc.	28,281	3,144,847
Clorox Co. (The)	14,336	2,242,007
Coca-Cola Co. (The)	474,533	33,791,495
Colgate-Palmolive Co.	89,558	8,165,003
Conagra Brands, Inc.	55,295	1,412,234
Constellation Brands, Inc., Class A	18,921	3,320,636
Costco Wholesale Corp.	51,463	53,964,616
Dollar General Corp.	25,221	1,870,894
Dollar Tree, Inc.(b)	23,524	1,713,959
Estee Lauder Cos., Inc. (The), Class A	26,965	1,939,053
General Mills, Inc.	64,058	3,883,196
Hershey Co. (The)	17,009	2,937,624
Hormel Foods Corp.	34,946	1,000,504
J.M. Smucker Co. (The)	12,179	1,346,145
Kellanova	31,730	2,630,417
Kenvue, Inc.	221,560	5,228,816
Keurig Dr Pepper, Inc.	133,339	4,469,523
Kimberly-Clark Corp.	38,655	5,489,397
Kraft Heinz Co. (The)	105,211	3,231,030
Kroger Co. (The)	79,405	5,147,032
McCormick & Co., Inc.	28,941	2,390,816
Molson Coors Beverage Co., Class B	20,966	1,285,006
Mondelez International, Inc., Class A	155,060	9,959,504
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco MSCI USA ETF (PBUS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Monster Beverage Corp.(b)	84,716	$4,629,729
PepsiCo, Inc.	159,095	24,416,310
Philip Morris International, Inc. (Switzerland)	180,303	27,997,450
Procter & Gamble Co. (The)	273,087	47,473,444
Sysco Corp.	56,821	4,292,258
Target Corp.	53,149	6,603,232
The Campbell’s Company(c)	21,907	877,594
Tyson Foods, Inc., Class A	32,991	2,023,668
Walgreens Boots Alliance, Inc.(c)	84,167	898,904
Walmart, Inc.	512,338	50,521,650
		346,745,207
Energy-3.34%
Baker Hughes Co., Class A	114,889	5,122,900
Cheniere Energy, Inc.	26,029	5,949,188
Chevron Corp.	197,956	31,399,781
ConocoPhillips	149,994	14,871,905
Coterra Energy, Inc.	85,295	2,302,112
Devon Energy Corp.	72,156	2,613,490
Diamondback Energy, Inc.	21,939	3,487,423
EOG Resources, Inc.	64,937	8,243,103
EQT Corp.	65,430	3,151,763
Expand Energy Corp.	23,658	2,339,303
Exxon Mobil Corp.	509,620	56,735,995
Halliburton Co.	101,856	2,685,943
Hess Corp.	31,992	4,764,888
Kinder Morgan, Inc.	230,528	6,247,309
Marathon Petroleum Corp.	37,272	5,597,509
Occidental Petroleum Corp.	81,607	3,985,686
ONEOK, Inc.	71,653	7,193,245
Ovintiv, Inc.	30,457	1,323,661
Phillips 66	47,882	6,209,817
Schlumberger N.V.	164,297	6,844,613
Targa Resources Corp.	24,078	4,857,014
Texas Pacific Land Corp.(c)	2,264	3,232,879
Valero Energy Corp.	36,711	4,799,229
Williams Cos., Inc. (The)	140,645	8,182,726
		202,141,482
Financials-14.17%
Aflac, Inc.	61,198	6,699,345
Allstate Corp. (The)	30,476	6,069,295
Ally Financial, Inc.	31,558	1,170,802
American Express Co.	65,350	19,667,736
American Financial Group, Inc.(c)	8,189	1,034,107
American International Group, Inc.	72,324	5,998,553
Ameriprise Financial, Inc.	11,242	6,040,327
Annaly Capital Management, Inc.(c)	64,999	1,427,378
Aon PLC, Class A(c)	22,569	9,233,429
Apollo Global Management, Inc.	45,990	6,864,927
Arch Capital Group Ltd.	43,538	4,045,116
Ares Management Corp., Class A	21,706	3,710,424
Arthur J. Gallagher & Co.	28,970	9,784,328
Assurant, Inc.	5,985	1,244,222
Bank of America Corp.	794,257	36,615,248
Bank of New York Mellon Corp. (The)	83,204	7,400,996
Berkshire Hathaway, Inc., Class B(b)	154,320	79,294,246
BlackRock, Inc.	17,067	16,687,771
Blackstone, Inc., Class A	83,709	13,490,542
Block, Inc., Class A(b)	64,235	4,194,546
	Shares	Value
Financials-(continued)
Brown & Brown, Inc.(b)	28,093	$3,330,144
Capital One Financial Corp.	44,181	8,860,500
Carlyle Group, Inc. (The)(c)	26,736	1,332,522
Cboe Global Markets, Inc.	12,073	2,544,988
Charles Schwab Corp. (The)	199,248	15,846,193
Chubb Ltd.	44,299	12,646,479
Cincinnati Financial Corp.	17,880	2,642,843
Citigroup, Inc.	219,303	17,533,275
Citizens Financial Group, Inc.	51,089	2,338,344
CME Group, Inc., Class A	41,794	10,606,063
Coinbase Global, Inc., Class A(b)	22,559	4,864,172
Corebridge Financial, Inc.	29,491	1,022,748
Corpay, Inc.(b)	7,638	2,803,528
Discover Financial Services	29,046	5,669,489
Equitable Holdings, Inc.	36,655	2,016,758
Erie Indemnity Co., Class A(c)	2,956	1,265,375
Everest Group Ltd.	5,041	1,780,582
FactSet Research Systems, Inc.	4,363	2,014,572
Fidelity National Financial, Inc.	29,673	1,914,799
Fidelity National Information Services, Inc.	62,436	4,440,448
Fifth Third Bancorp	77,758	3,380,140
First Citizens BancShares, Inc., Class A	1,138	2,330,692
Fiserv, Inc.(b)	65,977	15,550,119
Franklin Resources, Inc.	33,776	683,964
Global Payments, Inc.	29,351	3,090,073
Goldman Sachs Group, Inc. (The)	36,398	22,650,111
Hartford Financial Services Group, Inc. (The)	33,799	3,997,746
Huntington Bancshares, Inc.	167,084	2,751,873
Interactive Brokers Group, Inc., Class A	12,628	2,581,163
Intercontinental Exchange, Inc.	66,338	11,491,732
Jack Henry & Associates, Inc.	8,373	1,453,469
JPMorgan Chase & Co.	326,436	86,391,287
KeyCorp	107,907	1,868,949
KKR & Co., Inc., Class A	72,089	9,774,548
Loews Corp.	21,749	1,884,986
LPL Financial Holdings, Inc.	8,672	3,223,729
M&T Bank Corp.	19,268	3,694,061
Markel Group, Inc.(b)	1,506	2,911,761
Marsh & McLennan Cos., Inc.	56,949	13,544,750
Mastercard, Inc., Class A	95,060	54,784,029
MetLife, Inc.	68,241	5,881,009
Moody’s Corp.	18,917	9,533,033
Morgan Stanley	140,011	18,636,864
MSCI, Inc.	9,094	5,370,098
Nasdaq, Inc.	49,732	4,116,815
Northern Trust Corp.	22,974	2,532,194
PayPal Holdings, Inc.(b)	110,443	7,846,975
PNC Financial Services Group, Inc. (The)	45,855	8,800,492
Principal Financial Group, Inc.	26,508	2,360,272
Progressive Corp. (The)	67,920	19,153,440
Prudential Financial, Inc.	41,186	4,740,509
Raymond James Financial, Inc.	22,658	3,504,513
Regions Financial Corp.	105,492	2,501,215
Robinhood Markets, Inc., Class A(b)	70,970	3,555,597
S&P Global, Inc.	36,818	19,651,239
SEI Investments Co.	12,619	1,010,151
State Street Corp.	34,004	3,374,217
Synchrony Financial	45,150	2,739,702
T. Rowe Price Group, Inc.	25,658	2,712,564
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco MSCI USA ETF (PBUS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Toast, Inc., Class A(b)(c)	45,314	$1,749,120
Tradeweb Markets, Inc., Class A	13,231	1,791,080
Travelers Cos., Inc. (The)	26,427	6,831,115
Truist Financial Corp.	153,930	7,134,655
U.S. Bancorp	180,070	8,445,283
Visa, Inc., Class A	200,545	72,739,677
W.R. Berkley Corp.	35,236	2,222,687
Wells Fargo & Co.	381,363	29,868,350
Willis Towers Watson PLC	11,720	3,980,698
		856,969,906
Health Care-10.75%
Abbott Laboratories	201,197	27,767,198
AbbVie, Inc.	204,893	42,828,784
Agilent Technologies, Inc.	33,223	4,249,886
Align Technology, Inc.(b)	8,238	1,540,753
Alnylam Pharmaceuticals, Inc.(b)	14,880	3,671,640
Amgen, Inc.	62,340	19,204,460
Avantor, Inc.(b)(c)	77,980	1,302,266
Baxter International, Inc.	59,146	2,041,128
Becton, Dickinson and Co.	33,636	7,585,927
Biogen, Inc.(b)	16,669	2,341,995
BioMarin Pharmaceutical, Inc.(b)(c)	21,601	1,537,127
Bio-Rad Laboratories, Inc., Class A(b)(c)	2,270	601,913
Bio-Techne Corp.	17,778	1,097,792
Boston Scientific Corp.(b)	170,901	17,737,815
Bristol-Myers Squibb Co.	235,176	14,021,193
Cardinal Health, Inc.	27,910	3,613,787
Cencora, Inc.	20,170	5,113,902
Centene Corp.(b)	58,554	3,405,501
Cigna Group (The)	32,252	9,961,030
Cooper Cos., Inc. (The)(b)	23,063	2,084,434
CVS Health Corp.	145,546	9,565,283
Danaher Corp.	75,363	15,657,417
DaVita, Inc.(b)	5,317	786,278
DexCom, Inc.(b)	45,296	4,002,808
Edwards Lifesciences Corp.(b)	68,386	4,897,805
Elevance Health, Inc.	26,881	10,668,531
Eli Lilly and Co.	93,568	86,141,508
Exact Sciences Corp.(b)(c)	21,284	1,009,074
GE HealthCare Technologies, Inc.	52,821	4,613,914
Gilead Sciences, Inc.	144,499	16,517,681
HCA Healthcare, Inc.	22,041	6,751,158
Hologic, Inc.(b)	26,329	1,668,995
Humana, Inc.	13,836	3,741,531
IDEXX Laboratories, Inc.(b)	9,539	4,169,592
Illumina, Inc.(b)(c)	18,345	1,627,935
Incyte Corp.(b)	19,064	1,401,204
Insulet Corp.(b)	8,002	2,178,705
Intuitive Surgical, Inc.(b)	41,306	23,674,534
IQVIA Holdings, Inc.(b)	20,975	3,960,080
Johnson & Johnson	279,169	46,068,468
Labcorp Holdings, Inc.	9,714	2,438,603
McKesson Corp.	14,708	9,416,944
Medtronic PLC	148,676	13,681,166
Merck & Co., Inc.	292,955	27,025,099
Mettler-Toledo International, Inc.(b)	2,435	3,099,073
Moderna, Inc.(b)	37,952	1,174,994
Molina Healthcare, Inc.(b)	6,622	1,994,017
Natera, Inc.(b)	14,531	2,260,878
	Shares	Value
Health Care-(continued)
Neurocrine Biosciences, Inc.(b)	11,459	$1,360,412
Pfizer, Inc.	657,113	17,367,497
Quest Diagnostics, Inc.	12,703	2,196,349
Regeneron Pharmaceuticals, Inc.	12,524	8,751,020
ResMed, Inc.	16,890	3,944,153
Revvity, Inc.(c)	14,272	1,600,605
Royalty Pharma PLC, Class A	43,674	1,469,193
Solventum Corp.(b)	16,722	1,333,580
STERIS PLC	11,471	2,515,131
Stryker Corp.	39,778	15,361,866
Thermo Fisher Scientific, Inc.	44,351	23,459,905
United Therapeutics Corp.(b)	4,806	1,538,160
UnitedHealth Group, Inc.	106,729	50,692,006
Universal Health Services, Inc., Class B	6,868	1,203,617
Veeva Systems, Inc., Class A(b)(c)	17,712	3,969,968
Vertex Pharmaceuticals, Inc.(b)	29,866	14,329,408
Viatris, Inc.	136,871	1,263,319
Waters Corp.(b)	6,857	2,587,420
West Pharmaceutical Services, Inc.	8,408	1,953,515
Zimmer Biomet Holdings, Inc.	23,074	2,407,080
Zoetis, Inc.	52,410	8,765,048
		649,971,058
Industrials-8.49%
3M Co.	63,131	9,792,881
A.O. Smith Corp.	13,747	913,901
AECOM	15,473	1,548,074
Allegion PLC	10,047	1,293,149
AMETEK, Inc.	26,823	5,077,594
Automatic Data Processing, Inc.	47,236	14,887,842
Axon Enterprise, Inc.(b)	8,402	4,440,037
Boeing Co. (The)(b)	86,766	15,151,947
Booz Allen Hamilton Holding Corp.	14,914	1,581,779
Broadridge Financial Solutions, Inc.	13,407	3,234,036
Builders FirstSource, Inc.(b)	13,449	1,869,276
C.H. Robinson Worldwide, Inc.	13,306	1,352,156
Carlisle Cos., Inc.	5,323	1,813,865
Carrier Global Corp.	93,636	6,067,613
Caterpillar, Inc.	55,977	19,253,289
Cintas Corp.	42,125	8,740,937
CNH Industrial N.V.(c)	100,857	1,299,038
Copart, Inc.(b)	100,007	5,480,384
CSX Corp.	224,237	7,177,826
Cummins, Inc.	15,866	5,841,544
Dayforce, Inc.(b)(c)	17,380	1,077,386
Deere & Co.	29,980	14,414,084
Delta Air Lines, Inc.	18,583	1,117,210
Dover Corp.	15,928	3,166,009
Eaton Corp. PLC	45,834	13,444,029
EMCOR Group, Inc.	5,344	2,185,215
Emerson Electric Co.	66,103	8,038,786
Equifax, Inc.	14,288	3,503,418
Expeditors International of Washington, Inc.	16,339	1,917,545
Fastenal Co.	65,852	4,986,972
FedEx Corp.	26,518	6,971,582
Ferguson Enterprises, Inc.	23,238	4,124,745
Fortive Corp.	40,228	3,199,735
Fortune Brands Innovations, Inc.(c)	14,331	927,502
GE Vernova, Inc.	31,960	10,712,353
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco MSCI USA ETF (PBUS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
General Dynamics Corp.	26,956	$6,809,086
General Electric Co.	125,388	25,952,808
Graco, Inc.	19,619	1,708,226
HEICO Corp.(c)	4,942	1,308,049
HEICO Corp., Class A	8,755	1,866,216
Honeywell International, Inc.	75,387	16,049,138
Howmet Aerospace, Inc.	44,771	6,115,719
Hubbell, Inc.	6,240	2,318,722
IDEX Corp.	8,663	1,683,481
Illinois Tool Works, Inc.	34,312	9,057,682
Ingersoll Rand, Inc.	46,558	3,947,187
J.B. Hunt Transport Services, Inc.	9,350	1,507,126
Jacobs Solutions, Inc.	14,402	1,845,040
Johnson Controls International PLC	76,781	6,577,060
L3Harris Technologies, Inc.(b)	21,906	4,515,046
Leidos Holdings, Inc.	14,774	1,920,177
Lennox International, Inc.	3,702	2,225,087
Lockheed Martin Corp.	24,749	11,146,207
Masco Corp.	25,240	1,897,543
Nordson Corp.(b)	6,313	1,327,561
Norfolk Southern Corp.	26,122	6,419,481
Northrop Grumman Corp.	16,073	7,421,547
Old Dominion Freight Line, Inc.	22,372	3,948,658
Otis Worldwide Corp.	46,305	4,620,313
Owens Corning	10,072	1,551,491
PACCAR, Inc.	60,688	6,508,181
Parker-Hannifin Corp.	14,854	9,930,047
Paychex, Inc.	37,309	5,658,656
Paycom Software, Inc.	5,940	1,303,652
Pentair PLC(c)	19,139	1,802,894
Quanta Services, Inc.	16,995	4,412,412
Republic Services, Inc.	25,320	6,001,346
Rockwell Automation, Inc.	13,098	3,761,091
Rollins, Inc.	33,198	1,739,243
RTX Corp.	154,339	20,525,544
Snap-on, Inc.	6,126	2,090,007
Southwest Airlines Co.	16,483	511,962
SS&C Technologies Holdings, Inc.	25,359	2,258,219
Stanley Black & Decker, Inc.(c)	17,541	1,517,823
Textron, Inc.	21,610	1,614,915
Trane Technologies PLC	26,031	9,207,165
TransDigm Group, Inc.	6,484	8,864,925
TransUnion	22,429	2,073,112
Uber Technologies, Inc.(b)	219,755	16,703,578
U-Haul Holding Co., Series N(c)	11,243	692,007
Union Pacific Corp.	70,280	17,337,373
United Airlines Holdings, Inc.(b)	9,544	895,323
United Parcel Service, Inc., Class B	84,673	10,078,627
United Rentals, Inc.	7,605	4,884,844
Veralto Corp.	28,484	2,841,564
Verisk Analytics, Inc.	16,375	4,861,901
Vertiv Holdings Co., Class A	41,111	3,912,534
W.W. Grainger, Inc.	5,086	5,193,874
Wabtec Corp.	19,929	3,694,039
Waste Connections, Inc.	29,851	5,664,526
Waste Management, Inc.	46,554	10,836,840
Watsco, Inc.(c)	4,031	2,032,954
Xylem, Inc.	27,911	3,653,271
		513,406,839
	Shares	Value
Information Technology-30.51%
Accenture PLC, Class A (Ireland)	72,524	$25,274,614
Adobe, Inc.(b)	50,489	22,142,456
Advanced Micro Devices, Inc.(b)	188,184	18,792,054
Akamai Technologies, Inc.(b)	17,653	1,424,244
Amphenol Corp., Class A	139,810	9,311,346
Analog Devices, Inc.	57,531	13,235,582
ANSYS, Inc.(b)	10,020	3,339,165
Apple, Inc.	1,743,706	421,697,859
Applied Materials, Inc.	94,358	14,915,169
AppLovin Corp., Class A(b)	24,242	7,896,589
Arista Networks, Inc.(b)	124,152	11,552,344
Aspen Technology, Inc.(b)	3,289	872,407
Atlassian Corp., Class A(b)	18,710	5,318,505
Autodesk, Inc.(b)	24,803	6,801,231
Bentley Systems, Inc., Class B(c)	18,603	816,672
Broadcom, Inc.	516,353	102,976,279
Cadence Design Systems, Inc.(b)	31,641	7,926,071
CDW Corp.	15,399	2,744,102
Cisco Systems, Inc.	461,290	29,573,302
Cloudflare, Inc., Class A(b)	35,441	5,149,577
Cognizant Technology Solutions Corp., Class A	57,390	4,782,309
Corning, Inc.	93,761	4,702,114
CrowdStrike Holdings, Inc., Class A(b)	28,562	11,129,469
Datadog, Inc., Class A(b)	32,342	3,769,460
Dell Technologies, Inc., Class C	37,427	3,845,999
DocuSign, Inc.(b)(c)	23,596	1,962,479
Dynatrace, Inc.(b)(c)	34,161	1,955,717
Entegris, Inc.(c)	17,200	1,740,984
EPAM Systems, Inc.(b)	6,610	1,362,585
F5, Inc.(b)	6,764	1,977,997
Fair Isaac Corp.(b)	2,814	5,308,189
First Solar, Inc.(b)	11,759	1,601,341
Fortinet, Inc.(b)	75,531	8,158,103
Gartner, Inc.(b)	8,889	4,429,566
Gen Digital, Inc.	63,922	1,746,988
GoDaddy, Inc., Class A(b)	16,327	2,930,697
Hewlett Packard Enterprise Co.	152,507	3,021,164
HP, Inc.	108,736	3,356,680
HubSpot, Inc.(b)	5,699	4,126,019
Intel Corp.	500,121	11,867,871
International Business Machines Corp.	107,230	27,069,141
Intuit, Inc.	32,458	19,924,019
Jabil, Inc.	13,044	2,020,776
Juniper Networks, Inc.	37,360	1,352,432
Keysight Technologies, Inc.(b)	20,025	3,194,588
KLA Corp.	15,462	10,960,084
Lam Research Corp.	149,190	11,448,841
Manhattan Associates, Inc.(b)	7,073	1,251,072
Marvell Technology, Inc.	99,944	9,176,858
Microchip Technology, Inc.	62,136	3,657,325
Micron Technology, Inc.	129,189	12,095,966
Microsoft Corp.	819,000	325,134,810
MicroStrategy, Inc., Class A(b)	26,319	6,722,662
MongoDB, Inc.(b)	8,486	2,269,411
Monolithic Power Systems, Inc.	5,624	3,436,320
Motorola Solutions, Inc.	19,372	8,527,942
NetApp, Inc.	23,632	2,358,710
Nutanix, Inc., Class A(b)(c)	29,132	2,239,959
NVIDIA Corp.	2,839,698	354,735,074
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco MSCI USA ETF (PBUS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
NXP Semiconductors N.V. (China)	29,437	$6,346,323
Okta, Inc.(b)	18,752	1,696,868
ON Semiconductor Corp.(b)	49,418	2,325,117
Oracle Corp.	194,591	32,313,781
Palantir Technologies, Inc., Class A(b)	243,987	20,719,376
Palo Alto Networks, Inc.(b)	76,082	14,488,295
PTC, Inc.(b)	13,855	2,267,094
Pure Storage, Inc., Class A(b)	35,794	1,878,111
QUALCOMM, Inc.	128,848	20,251,040
Roper Technologies, Inc.	12,406	7,251,307
Salesforce, Inc.	110,979	33,055,095
Samsara, Inc., Class A(b)	30,162	1,438,124
Seagate Technology Holdings PLC(c)	24,347	2,481,203
ServiceNow, Inc.(b)	23,883	22,205,458
Skyworks Solutions, Inc.	18,439	1,229,144
Snowflake, Inc., Class A(b)	34,464	6,103,574
Super Micro Computer, Inc.(b)(c)	61,045	2,530,926
Synopsys, Inc.(b)	17,937	8,202,231
TE Connectivity PLC (Switzerland)	34,676	5,341,144
Teledyne Technologies, Inc.(b)	5,390	2,775,958
Teradyne, Inc.	18,774	2,062,512
Texas Instruments, Inc.	105,778	20,731,430
Trimble, Inc.(b)	28,221	2,031,348
Twilio, Inc., Class A(b)	16,901	2,026,937
Tyler Technologies, Inc.(b)	4,934	3,001,994
VeriSign, Inc.(b)	10,043	2,389,029
Western Digital Corp.(b)	39,994	1,956,906
Workday, Inc., Class A(b)	24,818	6,535,572
Zebra Technologies Corp., Class A(b)	5,951	1,874,863
Zoom Communications, Inc., Class A(b)	28,730	2,117,401
Zscaler, Inc.(b)(c)	11,560	2,268,419
		1,845,007,869
Materials-2.12%
Air Products and Chemicals, Inc.	25,677	8,117,784
Albemarle Corp.(c)	13,377	1,030,430
Amcor PLC(c)	167,195	1,692,013
Avery Dennison Corp.	9,150	1,719,925
Ball Corp.	34,590	1,822,547
CF Industries Holdings, Inc.	20,178	1,634,822
Corteva, Inc.	80,089	5,044,005
CRH PLC	78,947	8,093,646
Crown Holdings, Inc.(c)	13,736	1,231,158
Dow, Inc.	81,271	3,097,238
DuPont de Nemours, Inc.	48,375	3,955,624
Eastman Chemical Co.	13,499	1,320,877
Ecolab, Inc.	29,540	7,946,555
Freeport-McMoRan, Inc.	166,284	6,137,542
International Flavors & Fragrances, Inc.	29,363	2,402,187
International Paper Co.	57,718	3,252,409
Linde PLC	55,219	25,790,034
LyondellBasell Industries N.V., Class A	29,768	2,287,075
Martin Marietta Materials, Inc.	7,086	3,423,530
Newmont Corp.	131,970	5,653,595
Nucor Corp.	27,219	3,741,796
Packaging Corp. of America	10,417	2,219,758
PPG Industries, Inc.	26,926	3,048,562
Reliance, Inc.	6,262	1,860,816
RPM International, Inc.	15,013	1,859,961
Sherwin-Williams Co. (The)	27,654	10,018,215
	Shares	Value
Materials-(continued)
Smurfit WestRock PLC	59,997	$3,124,044
Steel Dynamics, Inc.	16,909	2,283,899
Vulcan Materials Co.	15,243	3,769,746
Westlake Corp.	4,402	494,345
		128,074,138
Real Estate-2.29%
Alexandria Real Estate Equities, Inc.	17,950	1,835,567
American Homes 4 Rent, Class A	37,485	1,387,320
American Tower Corp.	54,195	11,143,576
AvalonBay Communities, Inc.	16,378	3,704,376
BXP, Inc.(c)	17,092	1,212,336
Camden Property Trust	12,163	1,508,942
CBRE Group, Inc., Class A(b)	35,462	5,033,476
CoStar Group, Inc.(b)	47,292	3,606,015
Crown Castle, Inc.	50,354	4,738,311
Digital Realty Trust, Inc.	38,478	6,014,881
Equinix, Inc.	11,181	10,114,556
Equity LifeStyle Properties, Inc.	21,051	1,443,678
Equity Residential	39,580	2,935,649
Essex Property Trust, Inc.	7,403	2,306,553
Extra Space Storage, Inc.	24,392	3,721,243
Gaming and Leisure Properties, Inc.	31,041	1,556,706
Healthpeak Properties, Inc.	81,680	1,671,173
Host Hotels & Resorts, Inc.	81,114	1,308,369
Invitation Homes, Inc.	67,342	2,290,301
Iron Mountain, Inc.	33,560	3,126,785
Kimco Realty Corp.	77,747	1,718,209
Mid-America Apartment Communities, Inc.	13,329	2,240,871
Prologis, Inc.	107,408	13,309,999
Public Storage	18,158	5,513,132
Realty Income Corp.	101,485	5,787,689
Regency Centers Corp.	19,896	1,526,023
SBA Communications Corp., Class A	12,384	2,698,474
Simon Property Group, Inc.	37,842	7,042,018
Sun Communities, Inc.	14,761	2,009,710
UDR, Inc.	36,020	1,627,384
Ventas, Inc.	48,644	3,365,192
VICI Properties, Inc.	121,458	3,946,170
W.P. Carey, Inc.(c)	25,137	1,614,047
Welltower, Inc.	72,198	11,083,115
Weyerhaeuser Co.	84,136	2,532,494
Zillow Group, Inc., Class C(b)(c)	18,515	1,419,360
		138,093,700
Utilities-2.29%
Alliant Energy Corp.	29,395	1,896,859
Ameren Corp.	30,844	3,132,517
American Electric Power Co., Inc.	61,760	6,549,648
American Water Works Co., Inc.	22,494	3,058,509
Atmos Energy Corp.	17,989	2,736,667
CenterPoint Energy, Inc.	75,341	2,590,224
CMS Energy Corp.	34,793	2,541,629
Consolidated Edison, Inc.	39,902	4,050,851
Constellation Energy Corp.	36,174	9,063,215
Dominion Energy, Inc.	96,728	5,476,739
DTE Energy Co.	23,830	3,186,071
Duke Energy Corp.	89,575	10,524,167
Edison International	44,377	2,415,884
Entergy Corp.	49,212	4,296,700
Essential Utilities, Inc.	29,783	1,131,158
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco MSCI USA ETF (PBUS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
Evergy, Inc.(b)	26,766	$1,844,445
Eversource Energy	42,500	2,677,925
Exelon Corp.	116,507	5,149,609
FirstEnergy Corp.	63,186	2,449,721
NextEra Energy, Inc.	238,443	16,731,545
NiSource, Inc.	54,135	2,209,249
NRG Energy, Inc.	23,482	2,482,282
PG&E Corp.	254,338	4,155,883
PPL Corp.	85,155	2,998,308
Public Service Enterprise Group, Inc.	57,472	4,663,853
Sempra	73,065	5,229,262
Southern Co. (The)	127,059	11,408,628
Vistra Corp.	39,443	5,271,951
WEC Energy Group, Inc.	36,468	3,890,771
Xcel Energy, Inc.	66,598	4,801,716
		138,615,986
Total Common Stocks & Other Equity Interests (Cost $4,866,686,469)		6,042,240,766
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $494,931)	494,931	494,931
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $4,867,181,400)		6,042,735,697
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.13%
Invesco Private Government Fund, 4.34%(d)(e)(f)	18,747,063	$18,747,063
Invesco Private Prime Fund, 4.47%(d)(e)(f)	49,651,576	49,666,471
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $68,413,535)		68,413,534
TOTAL INVESTMENTS IN SECURITIES-101.07% (Cost $4,935,594,935)		6,111,149,231
OTHER ASSETS LESS LIABILITIES-(1.07)%		(64,501,373)
NET ASSETS-100.00%		$6,046,647,858

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$47,317,647	$(46,822,716)	$-	$-	$494,931	$38,967
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco MSCI USA ETF (PBUS)—(continued)
February 28, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$19,682,463	$139,884,383	$(140,819,783)	$-	$-	$18,747,063	$518,487 *
Invesco Private Prime Fund	48,906,162	271,479,265	(270,711,734)	(2,593)	(4,629)	49,666,471	1,377,246 *
Total	$68,588,625	$458,681,295	$(458,354,233)	$(2,593)	$(4,629)	$68,908,465	$1,934,700

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Russell 1000 Equal Weight ETF (EQAL)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Communication Services-7.31%
Alphabet, Inc., Class A	2,196	$373,935
AT&T, Inc.	149,611	4,100,838
Charter Communications, Inc., Class A(b)	9,000	3,272,130
Comcast Corp., Class A	86,877	3,117,147
Electronic Arts, Inc.	2,254	291,036
Fox Corp., Class A	7,465	429,984
Frontier Communications Parent, Inc.(b)	100,814	3,628,296
IAC, Inc.(b)	9,117	421,388
Interpublic Group of Cos., Inc. (The)	11,867	325,156
Iridium Communications, Inc.	114,841	3,624,382
Liberty Broadband Corp.(b)(c)	22,093	0
Liberty Broadband Corp., Class C(b)	41,966	3,452,123
Liberty Global Ltd., Class C (Belgium)(b)(d)	251,640	3,047,360
Liberty Media Corp.-Liberty Formula One(b)(d)	3,729	359,587
Liberty Media Corp.-Liberty Live, Series C(b)	4,953	363,402
Live Nation Entertainment, Inc.(b)	2,602	373,023
Madison Square Garden Sports Corp., Class A(b)	1,506	306,757
Match Group, Inc.	13,785	437,122
Meta Platforms, Inc., Class A	668	446,358
Netflix, Inc.(b)	382	374,574
New York Times Co. (The), Class A	6,761	325,136
News Corp., Class A	12,195	349,021
Nexstar Media Group, Inc., Class A	2,142	362,319
Omnicom Group, Inc.	3,920	324,419
Paramount Global, Class B	30,869	350,672
Pinterest, Inc., Class A(b)	14,103	521,529
Playtika Holding Corp.(d)	44,136	233,038
Roblox Corp., Class A(b)	5,929	377,322
Roku, Inc., Class A(b)	42,690	3,565,042
Sirius XM Holdings, Inc.(d)	14,244	344,562
Spotify Technology S.A. (Sweden)(b)	736	447,495
Take-Two Interactive Software, Inc.(b)	1,864	395,131
TKO Group Holdings, Inc.(b)	2,464	371,177
T-Mobile US, Inc.	14,986	4,041,574
Trade Desk, Inc. (The), Class A(b)	2,646	186,067
TripAdvisor, Inc.(b)(d)	27,256	403,389
Trump Media & Technology Group Corp.(b)(d)	11,645	280,644
Verizon Communications, Inc.	83,063	3,580,015
Walt Disney Co. (The)	3,076	350,049
Warner Bros. Discovery, Inc.(b)	28,294	324,249
ZoomInfo Technologies, Inc., Class A(b)(d)	41,145	479,751
		46,357,199
Consumer Discretionary-6.72%
ADT, Inc.	44,052	360,786
Advance Auto Parts, Inc.(d)	8,261	304,831
Airbnb, Inc., Class A(b)	2,571	357,035
Amazon.com, Inc.(b)	1,543	327,548
Amer Sports, Inc. (Finland)(b)(d)	13,147	392,964
Aptiv PLC (Jersey)(b)	6,037	393,129
Aramark	8,747	324,076
AutoNation, Inc.(b)	2,020	368,387
AutoZone, Inc.(b)	111	387,724
Bath & Body Works, Inc.	9,449	342,337
Best Buy Co., Inc.	3,998	359,460
Birkenstock Holding PLC (Germany)(b)(d)	6,594	326,271
	Shares	Value
Consumer Discretionary-(continued)
Booking Holdings, Inc.	67	$336,073
BorgWarner, Inc.	10,200	303,654
Boyd Gaming Corp.	4,747	362,006
Bright Horizons Family Solutions, Inc.(b)(d)	3,207	415,820
Brunswick Corp.(d)	4,143	252,102
Burlington Stores, Inc.(b)	1,287	320,888
Caesars Entertainment, Inc., (Acquired 06/25/2021 - 12/31/2024; Cost $580,292)(b)(e)	9,827	326,453
Capri Holdings Ltd.(b)	16,353	359,439
CarMax, Inc.(b)	4,072	337,854
Carnival Corp.(b)	13,499	323,031
Carter’s, Inc.	6,376	263,138
Carvana Co.(b)	1,426	332,401
Cava Group, Inc.(b)	2,819	267,890
Chipotle Mexican Grill, Inc.(b)	5,342	288,308
Choice Hotels International, Inc.(d)	2,414	345,902
Churchill Downs, Inc.(d)	2,571	304,663
Columbia Sportswear Co.	3,985	346,057
Coupang, Inc. (South Korea)(b)	14,773	350,120
Crocs, Inc.(b)	3,129	311,555
D.R. Horton, Inc.	2,337	296,355
Darden Restaurants, Inc.	2,142	429,385
Deckers Outdoor Corp.(b)	1,735	241,790
Dick’s Sporting Goods, Inc.	1,680	378,168
Dillard’s, Inc., Class A(d)	779	303,101
Domino’s Pizza, Inc.	760	372,180
DoorDash, Inc., Class A(b)	2,395	475,264
DraftKings, Inc., Class A(b)	8,449	370,573
Duolingo, Inc.(b)	1,041	324,865
Dutch Bros, Inc., Class A(b)	6,728	532,588
eBay, Inc.	5,530	358,012
Etsy, Inc.(b)	6,302	322,599
Expedia Group, Inc.(b)	1,915	379,093
Five Below, Inc.(b)	3,526	306,374
Floor & Decor Holdings, Inc., Class A(b)	3,377	326,319
Ford Motor Co.	34,013	324,824
GameStop Corp., Class A(b)	12,292	307,792
Gap, Inc. (The)	14,615	330,445
Garmin Ltd.	1,636	374,529
General Motors Co.	6,757	331,971
Gentex Corp.	12,023	292,399
Genuine Parts Co.	2,902	362,402
Grand Canyon Education, Inc.(b)	2,088	375,464
H&R Block, Inc.	6,311	344,013
Harley-Davidson, Inc.	10,699	275,606
Hasbro, Inc.	5,517	359,212
Hilton Worldwide Holdings, Inc.	1,381	365,910
Home Depot, Inc. (The)	878	348,215
Hyatt Hotels Corp., Class A(d)	2,215	312,204
Kohl’s Corp.(d)	24,975	284,965
Las Vegas Sands Corp.	6,569	293,700
Lear Corp.	3,543	333,007
Leggett & Platt, Inc.	30,735	281,840
Lennar Corp., Class A	2,273	271,919
Light & Wonder, Inc.(b)	3,783	421,729
Lithia Motors, Inc., Class A	929	319,985
LKQ Corp.	9,210	388,570
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Lowe’s Cos., Inc.	1,364	$339,145
Lucid Group, Inc.(b)(d)	139,133	308,875
lululemon athletica, inc.(b)	908	331,974
Macy’s, Inc.(d)	22,201	318,584
Marriott International, Inc., Class A	1,219	341,869
Marriott Vacations Worldwide Corp.	3,726	281,089
Mattel, Inc.(b)(d)	18,150	386,595
McDonald’s Corp.	1,191	367,221
MGM Resorts International(b)	10,239	355,908
Mohawk Industries, Inc.(b)	2,382	280,099
Murphy USA, Inc.	646	303,129
Newell Brands, Inc.	30,864	198,147
NIKE, Inc., Class B	4,533	360,056
Nordstrom, Inc.	15,700	381,353
Norwegian Cruise Line Holdings Ltd.(b)	13,182	299,495
NVR, Inc.(b)	40	289,823
Ollie’s Bargain Outlet Holdings, Inc.(b)(d)	3,178	328,955
O’Reilly Automotive, Inc.(b)	287	394,235
PENN Entertainment, Inc.(b)	17,767	382,168
Penske Automotive Group, Inc.	2,142	361,420
Planet Fitness, Inc., Class A(b)	3,525	326,239
Polaris, Inc.	5,466	245,533
Pool Corp.	998	346,306
PulteGroup, Inc.	2,928	302,404
PVH Corp.	3,298	246,822
QuantumScape Corp.(b)(d)	71,683	336,193
Ralph Lauren Corp.	1,563	423,792
RH(b)(d)	927	298,559
Rivian Automotive, Inc., Class A(b)(d)	25,937	307,094
Ross Stores, Inc.	2,297	322,315
Royal Caribbean Cruises Ltd.	1,447	356,107
Service Corp. International	4,098	331,938
SharkNinja, Inc.(b)	3,498	367,605
Skechers U.S.A., Inc., Class A(b)	5,245	319,893
Starbucks Corp.	3,613	418,422
Tapestry, Inc.	5,747	490,909
Tempur Sealy International, Inc.	6,232	398,100
Tesla, Inc.(b)	845	247,568
Texas Roadhouse, Inc.	1,862	342,776
Thor Industries, Inc.(d)	3,424	340,311
TJX Cos., Inc. (The)	2,814	351,075
Toll Brothers, Inc.	2,552	284,905
TopBuild Corp.(b)	870	266,559
Tractor Supply Co.(d)	6,150	340,402
Travel + Leisure Co.	6,598	368,300
Ulta Beauty, Inc.(b)	834	305,544
Under Armour, Inc., Class A(b)(d)	36,851	250,955
V.F. Corp.	16,813	419,148
Vail Resorts, Inc.(d)	1,823	289,839
Valvoline, Inc.(b)(d)	9,087	335,129
Wayfair, Inc., Class A(b)(d)	6,635	262,414
Wendy’s Co. (The)	20,439	316,804
Whirlpool Corp.(d)	2,862	291,323
Williams-Sonoma, Inc.	1,847	359,389
Wingstop, Inc.	1,095	257,084
Wyndham Hotels & Resorts, Inc.	3,398	368,105
Wynn Resorts Ltd.	3,781	337,719
	Shares	Value
Consumer Discretionary-(continued)
YETI Holdings, Inc.(b)(d)	7,997	$285,013
Yum! Brands, Inc.	2,561	400,464
		42,578,466
Consumer Staples-8.77%
Albertson’s Cos., Inc., Class A	57,161	1,202,667
Altria Group, Inc.	19,875	1,110,019
Archer-Daniels-Midland Co.	20,590	971,848
BellRing Brands, Inc.(b)	14,014	1,026,946
BJ’s Wholesale Club Holdings, Inc., Class C(b)	3,587	363,220
Boston Beer Co., Inc. (The), Class A(b)	3,425	834,912
Brown-Forman Corp., Class B(d)	24,309	804,871
Bunge Global S.A.	13,075	970,034
Casey’s General Stores, Inc.	2,567	1,063,277
Celsius Holdings, Inc.(b)(d)	34,164	877,673
Church & Dwight Co., Inc.	10,368	1,152,922
Clorox Co. (The)	6,638	1,038,117
Coca-Cola Co. (The)	17,120	1,219,115
Coca-Cola Consolidated, Inc.	853	1,208,803
Colgate-Palmolive Co.	11,681	1,064,957
Conagra Brands, Inc.	38,935	994,400
Constellation Brands, Inc., Class A	4,564	800,982
Costco Wholesale Corp.	359	376,451
Coty, Inc., Class A(b)(d)	47,309	269,188
Darling Ingredients, Inc.(b)(d)	30,795	1,111,392
Dollar General Corp.	4,506	334,255
Dollar Tree, Inc.(b)	5,211	379,673
e.l.f. Beauty, Inc.(b)(d)	2,687	188,762
Estee Lauder Cos., Inc. (The), Class A	4,362	313,671
Flowers Foods, Inc.	51,480	964,735
Freshpet, Inc.(b)(d)	7,502	802,939
General Mills, Inc.	16,539	1,002,594
Grocery Outlet Holding Corp.(b)(d)	57,012	676,732
Hershey Co. (The)	5,941	1,026,070
Hormel Foods Corp.	33,603	962,054
Ingredion, Inc.	7,697	1,005,305
J.M. Smucker Co. (The)	9,628	1,064,183
Kellanova	13,541	1,122,549
Kenvue, Inc.	48,966	1,155,598
Keurig Dr Pepper, Inc.	32,325	1,083,534
Kimberly-Clark Corp.	8,350	1,185,784
Kraft Heinz Co. (The)	34,641	1,063,825
Kroger Co. (The)	17,266	1,119,182
Lamb Weston Holdings, Inc.	14,723	763,682
Maplebear, Inc.(b)	10,063	413,489
McCormick & Co., Inc.	13,425	1,109,039
Molson Coors Beverage Co., Class B	17,934	1,099,175
Mondelez International, Inc., Class A	17,450	1,120,814
Monster Beverage Corp.(b)	20,938	1,144,262
PepsiCo, Inc.	6,878	1,055,567
Performance Food Group Co.(b)	12,391	1,054,970
Philip Morris International, Inc. (Switzerland)	8,606	1,336,340
Pilgrim’s Pride Corp.(b)(d)	21,933	1,192,936
Post Holdings, Inc.(b)(d)	9,126	1,035,892
Procter & Gamble Co. (The)	6,397	1,112,054
Reynolds Consumer Products, Inc.	38,811	950,093
Seaboard Corp.	424	1,188,095
Spectrum Brands Holdings, Inc.	11,989	928,428
Sysco Corp.	13,702	1,035,049
Target Corp.	2,612	324,515
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
The Campbell’s Company	25,464	$1,020,088
Tyson Foods, Inc., Class A	17,858	1,095,410
US Foods Holding Corp.(b)	15,849	1,136,056
Walgreens Boots Alliance, Inc.	112,324	1,199,620
Walmart, Inc.	3,756	370,379
		55,599,192
Energy-8.85%
Antero Midstream Corp.	96,955	1,643,387
Antero Resources Corp.(b)	44,026	1,615,754
APA Corp.	62,748	1,298,884
Baker Hughes Co., Class A	34,473	1,537,151
Cheniere Energy, Inc.	6,707	1,532,952
Chevron Corp.	9,304	1,475,801
Chord Energy Corp.	12,013	1,373,086
Civitas Resources, Inc.	29,948	1,148,206
ConocoPhillips	14,265	1,414,375
Coterra Energy, Inc.	56,829	1,533,815
Devon Energy Corp.	42,176	1,527,615
Diamondback Energy, Inc.	8,873	1,410,452
DT Midstream, Inc.	14,162	1,360,827
EOG Resources, Inc.	11,373	1,443,689
EQT Corp.	31,748	1,529,301
Expand Energy Corp.	14,655	1,449,086
Exxon Mobil Corp.	12,873	1,433,151
Halliburton Co.	49,825	1,313,885
Hess Corp.	10,204	1,519,784
HF Sinclair Corp.	37,721	1,330,420
Kinder Morgan, Inc.	53,511	1,450,148
Marathon Petroleum Corp.	9,985	1,499,547
Matador Resources Co.	25,510	1,335,193
New Fortress Energy, Inc.(d)	110,862	1,108,620
NOV, Inc.	96,786	1,444,047
Occidental Petroleum Corp.	29,870	1,458,851
ONEOK, Inc.	13,779	1,383,274
Ovintiv, Inc.	35,353	1,536,441
Permian Resources Corp.	99,145	1,396,953
Phillips 66	11,609	1,505,571
Range Resources Corp.	40,375	1,498,720
Schlumberger N.V.	35,023	1,459,058
Targa Resources Corp.	7,865	1,586,528
TechnipFMC PLC (United Kingdom)	46,614	1,372,316
Texas Pacific Land Corp.(d)	1,217	1,737,815
Valero Energy Corp.	11,263	1,472,412
Viper Energy, Inc.	28,103	1,308,757
Weatherford International PLC	18,445	1,141,930
Williams Cos., Inc. (The)	26,082	1,517,451
		56,105,253
Financials-10.20%
Affiliated Managers Group, Inc.	2,265	386,975
Affirm Holdings, Inc.(b)(d)	4,517	289,766
Aflac, Inc.	4,097	448,499
AGNC Investment Corp.	44,828	467,556
Allstate Corp. (The)	2,226	443,308
Ally Financial, Inc.	11,398	422,866
American Express Co.	1,034	311,193
American Financial Group, Inc.	3,084	389,447
American International Group, Inc.	5,902	489,512
Ameriprise Financial, Inc.	781	419,631
Annaly Capital Management, Inc.	21,643	475,280
	Shares	Value
Financials-(continued)
Aon PLC, Class A	1,215	$497,081
Apollo Global Management, Inc.	2,424	361,830
Arch Capital Group Ltd.	4,553	423,019
Ares Management Corp., Class A	2,340	400,000
Arthur J. Gallagher & Co.	1,521	513,703
Assurant, Inc.	1,965	408,504
Assured Guaranty Ltd.	4,715	411,761
AXIS Capital Holdings Ltd.	4,711	456,402
Bank of America Corp.	9,281	427,854
Bank of New York Mellon Corp. (The)	5,375	478,106
Bank OZK(d)	9,055	434,731
Berkshire Hathaway, Inc., Class B(b)	972	499,443
BlackRock, Inc.	404	395,023
Blackstone, Inc., Class A	2,247	362,127
Block, Inc., Class A(b)	3,301	215,555
Blue Owl Capital, Inc.	17,420	375,053
BOK Financial Corp.	3,654	398,140
Brighthouse Financial, Inc.(b)(d)	8,735	518,073
Brown & Brown, Inc.(b)	4,270	506,166
Capital One Financial Corp.	1,681	337,125
Carlyle Group, Inc. (The)	8,058	401,611
Cboe Global Markets, Inc.	2,140	451,112
Charles Schwab Corp. (The)	5,162	410,534
Chubb Ltd.	1,553	443,350
Cincinnati Financial Corp.	2,811	415,494
Citigroup, Inc.	5,987	478,661
Citizens Financial Group, Inc.	9,391	429,826
CME Group, Inc., Class A	1,813	460,085
CNA Financial Corp.(d)	8,853	433,531
Coinbase Global, Inc., Class A(b)	1,367	294,753
Columbia Banking System, Inc.	14,448	386,195
Comerica, Inc.	6,434	413,899
Commerce Bancshares, Inc.	6,321	411,181
Corebridge Financial, Inc.	14,348	497,589
Corpay, Inc.(b)	859	315,296
Credit Acceptance Corp.(b)(d)	860	423,455
Cullen/Frost Bankers, Inc.	3,109	426,026
Discover Financial Services	2,435	475,288
East West Bancorp, Inc.	4,148	391,696
Equitable Holdings, Inc.	9,090	500,132
Euronet Worldwide, Inc.(b)	2,990	306,355
Evercore, Inc., Class A	1,428	345,290
Everest Group Ltd.	1,179	416,446
F.N.B. Corp.	26,796	397,653
FactSet Research Systems, Inc.	875	404,022
Fidelity National Financial, Inc.	7,128	459,970
Fidelity National Information Services, Inc.	3,856	274,239
Fifth Third Bancorp	9,589	416,834
First American Financial Corp.	6,527	428,759
First Citizens BancShares, Inc., Class A	206	421,900
First Hawaiian, Inc.	15,688	422,164
First Horizon Corp.	20,913	450,466
Fiserv, Inc.(b)	1,516	357,306
Franklin Resources, Inc.	20,066	406,336
Global Payments, Inc.	2,649	278,887
Globe Life, Inc.	4,092	521,444
Goldman Sachs Group, Inc. (The)	723	449,916
Hanover Insurance Group, Inc. (The)	2,850	486,010
Hartford Financial Services Group, Inc. (The)	3,856	456,088
Houlihan Lokey, Inc.	2,375	411,706
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Huntington Bancshares, Inc.	24,908	$410,235
Interactive Brokers Group, Inc., Class A	2,372	484,837
Intercontinental Exchange, Inc.	2,732	473,264
Invesco Ltd.(f)	23,255	404,404
Jack Henry & Associates, Inc.	1,824	316,628
Janus Henderson Group PLC	9,689	408,876
Jefferies Financial Group, Inc.	5,275	349,205
JPMorgan Chase & Co.	1,771	468,695
Kemper Corp.	6,320	427,106
KeyCorp	24,517	424,634
Kinsale Capital Group, Inc.	865	373,550
KKR & Co., Inc., Class A	2,746	372,330
Lazard, Inc.(b)(d)	7,991	400,749
Lincoln National Corp.	13,470	525,330
Loews Corp.	5,268	456,578
LPL Financial Holdings, Inc.	1,296	481,775
M&T Bank Corp.	2,139	410,089
Markel Group, Inc.(b)(d)	245	473,693
MarketAxess Holdings, Inc.	1,810	348,950
Marsh & McLennan Cos., Inc.	1,981	471,161
Mastercard, Inc., Class A	583	335,989
MetLife, Inc.	5,297	456,495
MGIC Investment Corp.	17,203	423,366
Moody’s Corp.	911	459,089
Morgan Stanley	3,343	444,987
Morningstar, Inc.	1,192	373,954
MSCI, Inc.	672	396,823
Nasdaq, Inc.	5,441	450,406
Northern Trust Corp.	4,058	447,273
NU Holdings Ltd., Class A (Brazil)(b)(d)	35,668	383,431
Old Republic International Corp.	12,250	471,747
OneMain Holdings, Inc.	7,689	413,207
PayPal Holdings, Inc.(b)	3,474	246,828
Pinnacle Financial Partners, Inc.	3,612	412,707
PNC Financial Services Group, Inc. (The)	2,114	405,719
Popular, Inc.	4,429	444,804
Primerica, Inc.	1,503	435,870
Principal Financial Group, Inc.	5,401	480,905
Progressive Corp. (The)	1,762	496,884
Prosperity Bancshares, Inc.	5,277	405,062
Prudential Financial, Inc.	3,551	408,720
Raymond James Financial, Inc.	2,667	412,505
Regions Financial Corp.	17,072	404,777
Reinsurance Group of America, Inc.	2,128	431,324
RenaissanceRe Holdings Ltd. (Bermuda)	1,615	383,756
Rithm Capital Corp.(d)	38,321	465,600
RLI Corp.	5,044	383,798
Robinhood Markets, Inc., Class A(b)	10,874	544,787
Rocket Cos., Inc., Class A(b)(d)	34,186	478,604
Ryan Specialty Holdings, Inc., Class A	6,560	459,134
S&P Global, Inc.	834	445,139
SEI Investments Co.	4,940	395,447
Shift4 Payments, Inc., Class A(b)(d)	3,090	305,137
SLM Corp.	15,706	474,164
SoFi Technologies, Inc.(b)(d)	26,897	389,200
Starwood Property Trust, Inc.(d)	21,130	433,588
State Street Corp.	4,251	421,827
Stifel Financial Corp.	3,836	407,345
Synchrony Financial	4,533	275,062
Synovus Financial Corp.	7,820	405,702
	Shares	Value
Financials-(continued)
T. Rowe Price Group, Inc.	3,536	$373,826
TFS Financial Corp.	32,155	424,124
Toast, Inc., Class A(b)	10,643	410,820
TPG, Inc.	6,255	345,026
Tradeweb Markets, Inc., Class A	3,228	436,974
Travelers Cos., Inc. (The)	1,774	458,561
Truist Financial Corp.	9,478	439,305
U.S. Bancorp	8,369	392,506
Unum Group	5,811	478,187
UWM Holdings Corp.(d)	68,559	430,550
Virtu Financial, Inc., Class A	11,612	424,535
Visa, Inc., Class A	991	359,446
Voya Financial, Inc.(d)	6,095	440,425
W.R. Berkley Corp.	7,386	465,909
Webster Financial Corp.	7,240	407,757
Wells Fargo & Co.	6,040	473,053
Western Alliance Bancorporation	4,731	411,218
Western Union Co. (The)	28,497	308,622
WEX, Inc.(b)	1,744	273,982
White Mountains Insurance Group Ltd.(d)	218	403,191
Willis Towers Watson PLC	1,387	471,095
Wintrust Financial Corp.	3,212	399,798
XP, Inc., Class A (Brazil)(d)	32,596	461,233
Zions Bancorporation N.A.	7,354	397,410
		64,616,038
Health Care-9.72%
10X Genomics, Inc., Class A(b)(d)	37,242	398,117
Abbott Laboratories	4,890	674,869
AbbVie, Inc.	3,215	672,031
Acadia Healthcare Co., Inc.(b)(d)	13,802	413,784
Agilent Technologies, Inc.	4,058	519,099
Align Technology, Inc.(b)	2,362	441,765
Alnylam Pharmaceuticals, Inc.(b)	2,270	560,122
Amedisys, Inc.(b)	6,504	598,368
Amgen, Inc.	2,032	625,978
Apellis Pharmaceuticals, Inc.(b)(d)	17,006	427,701
Avantor, Inc.(b)(d)	24,712	412,690
Azenta, Inc.(b)(d)	12,119	528,631
Baxter International, Inc.	18,053	623,009
Becton, Dickinson and Co.	2,451	552,774
Biogen, Inc.(b)	3,584	503,552
BioMarin Pharmaceutical, Inc.(b)	8,403	597,957
Bio-Rad Laboratories, Inc., Class A(b)(d)	1,642	435,393
Bio-Techne Corp.	7,261	448,367
Boston Scientific Corp.(b)	6,295	653,358
Bristol-Myers Squibb Co.	9,893	589,821
Bristol-Myers Squibb Co., Rts., expiring 01/23/2031(b)(d)	7,730	5,411
Bruker Corp.(d)	9,514	449,251
Cardinal Health, Inc.	4,896	633,934
Cencora, Inc.	4,708	1,193,666
Centene Corp.(b)	9,599	558,278
Certara, Inc.(b)(d)	47,484	568,858
Charles River Laboratories International, Inc.(b)	2,866	473,778
Chemed Corp.	1,007	605,006
Cigna Group (The)	1,968	607,817
Cooper Cos., Inc. (The)(b)	5,757	520,318
CVS Health Corp.	22,043	1,448,666
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Danaher Corp.	2,374	$493,222
DaVita, Inc.(b)	3,618	535,030
DENTSPLY SIRONA, Inc.	27,824	460,487
DexCom, Inc.(b)	7,054	623,362
Doximity, Inc., Class A(b)	10,565	744,832
Edwards Lifesciences Corp.(b)	7,475	535,359
Elanco Animal Health, Inc.(b)(d)	44,223	493,971
Elevance Health, Inc.	1,471	583,810
Eli Lilly and Co.	712	655,489
Encompass Health Corp.	5,737	574,503
Enovis Corp.(b)(d)	12,175	470,564
Envista Holdings Corp.(b)(d)	28,178	562,996
Exact Sciences Corp.(b)(d)	8,907	422,281
Exelixis, Inc.(b)	15,826	612,308
Fortrea Holdings, Inc.(b)(d)	27,468	380,432
GE HealthCare Technologies, Inc.	6,821	595,814
Gilead Sciences, Inc.	6,122	699,806
Globus Medical, Inc., Class A(b)	6,732	540,714
GRAIL, Inc.(b)(d)	26,793	1,033,138
HCA Healthcare, Inc.	1,785	546,745
Henry Schein, Inc.(b)	7,228	521,645
Hologic, Inc.(b)	7,415	470,037
Humana, Inc.	2,041	551,927
IDEXX Laboratories, Inc.(b)	1,274	556,878
Illumina, Inc.(b)	3,802	337,389
Incyte Corp.(b)	7,861	577,783
Inspire Medical Systems, Inc.(b)(d)	2,930	543,779
Insulet Corp.(b)	2,049	557,881
Intra-Cellular Therapies, Inc.(b)(d)	6,676	855,863
Intuitive Surgical, Inc.(b)	1,030	590,344
Ionis Pharmaceuticals, Inc.(b)(d)	15,044	499,310
IQVIA Holdings, Inc.(b)	2,779	524,675
Jazz Pharmaceuticals PLC(b)(d)	4,505	646,603
Johnson & Johnson	3,807	628,231
Labcorp Holdings, Inc.	2,467	619,316
Masimo Corp.(b)(d)	3,180	600,289
McKesson Corp.	1,887	1,208,171
Medpace Holdings, Inc.(b)	1,603	524,694
Medtronic PLC	6,730	619,295
Merck & Co., Inc.	5,499	507,283
Mettler-Toledo International, Inc.(b)	243	309,271
Moderna, Inc.(b)	13,003	402,573
Molina Healthcare, Inc.(b)	1,874	564,299
Natera, Inc.(b)	3,345	520,449
Neurocrine Biosciences, Inc.(b)	4,391	521,300
Organon & Co.(d)	36,272	540,816
Penumbra, Inc.(b)(d)	2,207	629,966
Perrigo Co. PLC	20,180	585,220
Pfizer, Inc.	21,946	580,033
Premier, Inc., Class A	25,657	466,444
QIAGEN N.V.(b)	11,778	452,275
Quest Diagnostics, Inc.	3,567	616,734
QuidelOrtho Corp.(b)	13,384	535,226
Regeneron Pharmaceuticals, Inc.	751	524,754
Repligen Corp.(b)(d)	3,587	571,266
ResMed, Inc.	2,296	536,162
Revvity, Inc.	4,799	538,208
Roivant Sciences Ltd.(b)(d)	46,866	503,341
Royalty Pharma PLC, Class A	22,085	742,939
Sarepta Therapeutics, Inc.(b)(d)	4,473	477,493
	Shares	Value
Health Care-(continued)
Solventum Corp.(b)	7,953	$634,252
Sotera Health Co.(b)(d)	41,550	518,129
STERIS PLC	2,573	564,156
Stryker Corp.	1,484	573,106
Teleflex, Inc.	3,037	403,162
Tenet Healthcare Corp.(b)	4,113	520,665
Thermo Fisher Scientific, Inc.	1,061	561,227
Ultragenyx Pharmaceutical, Inc.(b)	11,874	509,632
United Therapeutics Corp.(b)	1,569	502,158
UnitedHealth Group, Inc.	1,079	512,482
Universal Health Services, Inc., Class B	2,986	523,297
Veeva Systems, Inc., Class A(b)(d)	2,503	561,022
Vertex Pharmaceuticals, Inc.(b)	1,200	575,748
Viatris, Inc.	43,321	399,853
Viking Therapeutics, Inc.(b)(d)	11,631	335,787
Waters Corp.(b)	1,454	548,652
West Pharmaceutical Services, Inc.	1,709	397,069
Zimmer Biomet Holdings, Inc.	5,211	543,612
Zoetis, Inc.	3,113	520,618
		61,572,021
Industrials-9.41%
3M Co.	2,394	371,357
A.O. Smith Corp.	4,277	284,335
AAON, Inc.	2,366	181,709
Acuity Brands, Inc.	962	285,839
Advanced Drainage Systems, Inc.	2,425	270,121
AECOM	2,773	277,439
AGCO Corp.(d)	3,242	314,377
Air Lease Corp., Class A(d)	6,292	301,513
Alaska Air Group, Inc.(b)(d)	5,572	402,744
Allegion PLC	2,237	287,924
Allison Transmission Holdings, Inc.	2,667	271,367
Amentum Holdings, Inc.(b)	13,156	258,384
American Airlines Group, Inc.(b)(d)	20,499	294,161
AMETEK, Inc.	1,648	311,966
API Group Corp.(b)(d)	8,516	334,423
Armstrong World Industries, Inc.	2,000	307,320
Automatic Data Processing, Inc.	1,040	327,787
Avis Budget Group, Inc.(b)(d)	3,678	290,599
Axon Enterprise, Inc.(b)	488	257,884
AZEK Co., Inc. (The)(b)	5,757	269,715
Boeing Co. (The)(b)	1,944	339,481
Booz Allen Hamilton Holding Corp.	2,291	242,983
Broadridge Financial Solutions, Inc.	1,879	453,252
Builders FirstSource, Inc.(b)	1,820	252,962
BWX Technologies, Inc.	2,532	263,252
C.H. Robinson Worldwide, Inc.	2,723	276,711
CACI International, Inc., Class A(b)	1,018	340,877
Carlisle Cos., Inc.	743	253,185
Carrier Global Corp.	4,224	273,715
Caterpillar, Inc.	838	288,230
Cintas Corp.	1,568	325,360
Clarivate PLC(b)(d)	79,689	341,866
Clean Harbors, Inc.(b)	5,546	1,184,348
CNH Industrial N.V.	26,436	340,496
Comfort Systems USA, Inc.	662	240,524
Concentrix Corp.(d)	9,644	435,523
Copart, Inc.(b)	5,693	311,976
Core & Main, Inc., Class A(b)	5,928	302,387
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Crane Co.	1,923	$313,430
CSX Corp.	9,071	290,363
Cummins, Inc.	838	308,535
Curtiss-Wright Corp.	848	272,768
Dayforce, Inc.(b)(d)	5,437	337,040
Deere & Co.	720	346,169
Delta Air Lines, Inc.	5,734	344,728
Donaldson Co., Inc.	4,354	300,818
Dover Corp.	1,619	321,809
Dun & Bradstreet Holdings, Inc.	34,833	315,935
Eaton Corp. PLC	866	254,015
EMCOR Group, Inc.	647	264,565
Emerson Electric Co.	2,368	287,972
Equifax, Inc.	1,171	287,129
ESAB Corp.	2,426	303,978
Everus Construction Group, Inc.(b)(d)	4,515	187,824
Expeditors International of Washington, Inc.	2,764	324,383
Fastenal Co.	21,042	1,593,511
FedEx Corp.	1,087	285,772
Ferguson Enterprises, Inc.	1,726	306,365
Flowserve Corp.	5,082	279,713
Fortive Corp.	4,174	332,000
Fortune Brands Innovations, Inc.(d)	4,012	259,657
FTI Consulting, Inc.(b)	1,555	257,508
Gates Industrial Corp. PLC(b)	14,030	303,609
GE Vernova, Inc.	942	315,740
Generac Holdings, Inc.(b)	1,789	243,572
General Dynamics Corp.	1,181	298,321
General Electric Co.	1,884	389,950
Genpact Ltd.	6,944	369,560
Graco, Inc.	3,457	301,001
GXO Logistics, Inc.(b)(d)	6,357	250,593
Hayward Holdings, Inc.(b)	18,803	272,455
HEICO Corp.(d)	1,212	320,792
Hexcel Corp.	25,948	1,644,325
Honeywell International, Inc.	1,364	290,382
Howmet Aerospace, Inc.	2,732	373,191
Hubbell, Inc.	682	253,424
Huntington Ingalls Industries, Inc.	1,628	285,844
IDEX Corp.	1,381	268,370
Illinois Tool Works, Inc.	1,128	297,769
Ingersoll Rand, Inc.	3,063	259,681
ITT, Inc.	2,112	298,299
J.B. Hunt Transport Services, Inc.	1,767	284,823
Jacobs Solutions, Inc.	2,284	292,603
Johnson Controls International PLC	3,728	319,341
KBR, Inc.	7,181	352,084
Kirby Corp.(b)	2,625	273,578
Knight-Swift Transportation Holdings, Inc.	5,793	292,199
L3Harris Technologies, Inc.(b)	1,384	285,256
Landstar System, Inc.	1,690	268,372
Leidos Holdings, Inc.	2,756	358,197
Lennox International, Inc.	469	281,892
Lincoln Electric Holdings, Inc.	1,496	309,208
Loar Holdings, Inc.(b)(d)	4,090	297,220
Lockheed Martin Corp.	626	281,932
Lyft, Inc., Class A(b)	23,798	317,465
ManpowerGroup, Inc.	5,106	294,259
Masco Corp.	4,214	316,809
MasTec, Inc.(b)	2,260	295,133
	Shares	Value
Industrials-(continued)
Middleby Corp. (The)(b)(d)	2,180	$360,594
MSA Safety, Inc.	1,853	303,336
MSC Industrial Direct Co., Inc., Class A	3,884	312,118
Nordson Corp.(b)	1,356	285,153
Norfolk Southern Corp.	1,319	324,144
Northrop Grumman Corp.	645	297,822
nVent Electric PLC	4,109	247,937
Old Dominion Freight Line, Inc.	1,571	277,282
Oshkosh Corp.	3,106	317,744
Otis Worldwide Corp.	3,226	321,890
Owens Corning	1,598	246,156
PACCAR, Inc.	2,754	295,339
Parker-Hannifin Corp.	455	304,172
Parsons Corp.(b)	4,346	253,024
Paychex, Inc.	2,194	332,764
Paycom Software, Inc.	1,756	385,389
Paycor HCM, Inc.(b)(d)	20,817	464,844
Paylocity Holding Corp.(b)	1,518	310,112
Pentair PLC	2,868	270,166
Quanta Services, Inc.	924	239,898
RB Global, Inc. (Canada)	3,697	378,499
RBC Bearings, Inc.(b)(d)	5,019	1,802,825
Regal Rexnord Corp.(d)	1,812	234,473
Republic Services, Inc.	6,532	1,548,215
Robert Half, Inc.(d)	4,114	243,096
Rockwell Automation, Inc.	1,025	294,329
Rollins, Inc.	7,246	379,618
RTX Corp.	2,795	371,707
Ryder System, Inc.	1,863	306,408
Saia, Inc.(b)(d)	593	242,798
Schneider National, Inc., Class B	9,823	259,131
Science Applications International Corp.(d)	3,714	366,906
Sensata Technologies Holding PLC	10,201	294,299
Simpson Manufacturing Co., Inc.	1,786	293,618
SiteOne Landscape Supply, Inc.(b)(d)	2,541	320,954
Snap-on, Inc.	873	297,841
Southwest Airlines Co.	11,066	343,710
Spirit AeroSystems Holdings, Inc., Class A(b)(d)	9,560	333,644
SS&C Technologies Holdings, Inc.	5,709	508,386
StandardAero, Inc.(b)(d)	12,129	342,402
Stanley Black & Decker, Inc.	3,755	324,920
Tetra Tech, Inc.	7,440	217,174
Textron, Inc.	3,830	286,216
Timken Co. (The)(d)	21,833	1,768,473
Toro Co. (The)	3,494	280,254
Trane Technologies PLC	816	288,619
TransDigm Group, Inc.	250	341,800
TransUnion	3,272	302,431
Trex Co., Inc.(b)	3,964	244,539
Uber Technologies, Inc.(b)	5,755	437,438
U-Haul Holding Co., Series N	5,219	321,229
Union Pacific Corp.	1,329	327,851
United Airlines Holdings, Inc.(b)	3,682	345,408
United Parcel Service, Inc., Class B	2,419	287,934
United Rentals, Inc.	408	262,067
Valmont Industries, Inc.	944	328,861
Veralto Corp.	2,936	292,895
Verisk Analytics, Inc.	1,127	334,618
Vertiv Holdings Co., Class A	3,371	320,818
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Vestis Corp.	19,471	$230,731
W.W. Grainger, Inc.	270	275,727
Wabtec Corp.	1,538	285,084
Waste Management, Inc.	6,400	1,489,792
Watsco, Inc.(d)	607	306,128
WESCO International, Inc.	1,610	290,557
WillScot Holdings Corp.(b)	8,662	285,413
Woodward, Inc.	1,831	346,050
XPO, Inc.(b)	1,964	241,493
Xylem, Inc.	2,566	335,864
		59,614,455
Information Technology-11.63%
Accenture PLC, Class A (Ireland)	896	312,256
Adobe, Inc.(b)	888	389,441
Advanced Micro Devices, Inc.(b)	3,228	322,348
Akamai Technologies, Inc.(b)	4,175	336,839
Allegro MicroSystems, Inc. (Japan)(b)(d)	19,497	434,783
Amdocs Ltd.	4,784	417,404
Amkor Technology, Inc.	15,980	337,178
Amphenol Corp., Class A	5,728	381,485
Analog Devices, Inc.	1,936	445,396
ANSYS, Inc.(b)	1,275	424,894
AppFolio, Inc., Class A(b)	1,599	342,985
Apple, Inc.	1,700	411,128
Applied Materials, Inc.	2,493	394,068
AppLovin Corp., Class A(b)	1,292	420,856
Arista Networks, Inc.(b)	32,680	3,040,874
Arrow Electronics, Inc.(b)	3,455	373,382
Aspen Technology, Inc.(b)	1,738	461,004
Astera Labs, Inc.(b)	3,443	255,987
Atlassian Corp., Class A(b)	1,510	429,233
Autodesk, Inc.(b)	1,363	373,748
Avnet, Inc.	7,837	396,082
Bentley Systems, Inc., Class B(d)	8,737	383,554
BILL Holdings, Inc.(b)(d)	3,459	190,937
Broadcom, Inc.	2,383	475,242
Cadence Design Systems, Inc.(b)	1,368	342,684
CCC Intelligent Solutions Holdings, Inc.(b)	34,441	350,954
CDW Corp.	2,368	421,978
Ciena Corp.(b)	41,345	3,289,822
Cirrus Logic, Inc.(b)	3,960	412,672
Cisco Systems, Inc.	59,378	3,806,724
Cloudflare, Inc., Class A(b)	3,669	533,106
Cognex Corp.	8,237	270,174
Cognizant Technology Solutions Corp., Class A	5,245	437,066
Coherent Corp.(b)	4,050	304,519
Confluent, Inc., Class A(b)(d)	13,460	427,220
Corning, Inc.	8,672	434,901
Crane NXT Co.	5,377	300,144
CrowdStrike Holdings, Inc., Class A(b)	1,153	449,278
Datadog, Inc., Class A(b)	2,690	313,519
Dell Technologies, Inc., Class C	3,495	359,146
DocuSign, Inc.(b)	4,460	370,938
Dolby Laboratories, Inc., Class A	5,253	428,697
DoubleVerify Holdings, Inc.(b)	20,973	291,525
Dropbox, Inc., Class A(b)	13,844	359,667
DXC Technology Co.(b)	20,355	373,921
Dynatrace, Inc.(b)	7,747	443,516
	Shares	Value
Information Technology-(continued)
Elastic N.V.(b)	3,930	$457,295
Enphase Energy, Inc.(b)	19,719	1,130,490
Entegris, Inc.(d)	3,929	397,693
EPAM Systems, Inc.(b)	1,686	347,552
F5, Inc.(b)	1,612	471,397
Fair Isaac Corp.(b)	142	267,862
First Solar, Inc.(b)	7,332	998,472
Five9, Inc.(b)(d)	9,711	351,538
Fortinet, Inc.(b)	4,275	461,743
Gartner, Inc.(b)	827	412,111
Gen Digital, Inc.	14,042	383,768
GitLab, Inc., Class A(b)(d)	6,906	415,810
GLOBALFOUNDRIES, Inc.(b)(d)	9,823	380,838
Globant S.A.(b)	1,986	298,953
GoDaddy, Inc., Class A(b)	2,018	362,231
Guidewire Software, Inc.(b)	2,427	488,604
Hewlett Packard Enterprise Co.	19,311	382,551
HP, Inc.	12,484	385,381
HubSpot, Inc.(b)	574	415,570
Informatica, Inc., Class A(b)	16,112	308,706
Ingram Micro Holding Corp.(b)(d)	19,516	420,765
Intel Corp.	20,238	480,248
International Business Machines Corp.	1,854	468,024
Intuit, Inc.	653	400,837
IPG Photonics Corp.(b)	5,396	313,993
Jabil, Inc.	3,154	488,618
Juniper Networks, Inc.	93,676	3,391,071
Keysight Technologies, Inc.(b)	1,845	294,333
KLA Corp.	652	462,164
Kyndryl Holdings, Inc.(b)	11,785	448,773
Lam Research Corp.	5,578	428,056
Lattice Semiconductor Corp.(b)(d)	6,749	420,733
Littelfuse, Inc.	1,309	303,832
Lumentum Holdings, Inc.(b)(d)	38,514	2,708,690
MACOM Technology Solutions Holdings, Inc.(b)	3,088	357,158
Manhattan Associates, Inc.(b)	1,361	240,734
Marvell Technology, Inc.	3,867	355,068
Microchip Technology, Inc.	6,855	403,485
Micron Technology, Inc.	4,291	401,766
Microsoft Corp.	972	385,874
MicroStrategy, Inc., Class A(b)	1,075	274,587
MKS Instruments, Inc.	2,882	264,625
MongoDB, Inc.(b)	1,461	390,715
Monolithic Power Systems, Inc.	696	425,263
Motorola Solutions, Inc.	7,444	3,276,998
nCino, Inc.(b)(d)	11,534	361,130
NetApp, Inc.	3,522	351,531
Nutanix, Inc., Class A(b)	6,131	471,413
NVIDIA Corp.	3,069	383,379
Okta, Inc.(b)	5,024	454,622
ON Semiconductor Corp.(b)	6,282	295,568
Onto Innovation, Inc.(b)	2,533	368,957
Oracle Corp.	2,430	403,526
Palantir Technologies, Inc., Class A(b)	5,759	489,054
Palo Alto Networks, Inc.(b)	2,107	401,236
Pegasystems, Inc.(d)	4,378	343,717
Procore Technologies, Inc.(b)	5,167	395,120
PTC, Inc.(b)	2,094	342,641
Pure Storage, Inc., Class A(b)	6,743	353,805
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Qorvo, Inc.(b)(d)	6,053	$439,993
QUALCOMM, Inc.	2,664	418,701
RingCentral, Inc., Class A(b)(d)	10,195	290,048
Roper Technologies, Inc.	809	472,860
Salesforce, Inc.	1,177	350,569
Sandisk Corp.(b)	2,226	104,288
SentinelOne, Inc., Class A(b)(d)	17,681	364,759
ServiceNow, Inc.(b)	367	341,222
Skyworks Solutions, Inc.	4,703	313,502
Snowflake, Inc., Class A(b)	2,480	439,208
Super Micro Computer, Inc.(b)(d)	11,114	460,786
Synopsys, Inc.(b)	851	389,145
TD SYNNEX Corp.	3,386	465,541
Teledyne Technologies, Inc.(b)	649	334,248
Teradata Corp.(b)	12,744	303,817
Teradyne, Inc.	3,485	382,862
Texas Instruments, Inc.	2,199	430,982
Trimble, Inc.(b)	4,149	298,645
Twilio, Inc., Class A(b)	3,667	439,783
Tyler Technologies, Inc.(b)	670	407,648
Ubiquiti, Inc.(d)	10,081	3,444,577
UiPath, Inc., Class A(b)(d)	29,624	364,375
Unity Software, Inc.(b)(d)	16,139	413,804
Universal Display Corp.	2,617	402,024
VeriSign, Inc.(b)	2,117	503,592
Vontier Corp.	7,783	290,695
Western Digital Corp.(b)	6,678	326,755
Wolfspeed, Inc.(b)(d)	52,172	301,554
Workday, Inc., Class A(b)	1,560	410,810
Zebra Technologies Corp., Class A(b)	762	240,068
Zoom Communications, Inc., Class A(b)	4,843	356,929
Zscaler, Inc.(b)	2,043	400,898
		73,718,637
Materials-9.10%
Air Products and Chemicals, Inc.	5,335	1,686,660
Albemarle Corp.(d)	15,870	1,222,466
Alcoa Corp.	41,979	1,395,802
Amcor PLC(d)	31,093	314,661
AptarGroup, Inc.	1,881	276,037
Ardagh Group S.A., Class A(b)(c)	13,287	56,038
Ashland, Inc.	22,115	1,345,034
ATI, Inc.(b)	5,546	322,555
Avery Dennison Corp.	8,415	1,581,768
Axalta Coating Systems Ltd.(b)	7,950	287,869
Ball Corp.	5,356	282,208
Berry Global Group, Inc.	4,508	325,342
Celanese Corp.	24,074	1,226,330
CF Industries Holdings, Inc.	18,395	1,490,363
Chemours Co. (The)	85,484	1,277,986
Cleveland-Cliffs, Inc.(b)(d)	151,454	1,641,761
Corteva, Inc.	18,731	1,179,678
CRH PLC	3,152	323,143
Crown Holdings, Inc.(d)	3,527	316,125
Dow, Inc.	7,525	286,778
DuPont de Nemours, Inc.	3,810	311,544
Eagle Materials, Inc.	1,185	268,059
Eastman Chemical Co.	16,661	1,630,279
Ecolab, Inc.	6,679	1,796,718
Element Solutions, Inc.	58,928	1,538,610
	Shares	Value
Materials-(continued)
FMC Corp.	30,080	$1,109,952
Freeport-McMoRan, Inc.	38,959	1,437,977
Graphic Packaging Holding Co.	11,115	296,548
Huntsman Corp.	84,854	1,436,578
International Flavors & Fragrances, Inc.	18,871	1,543,836
International Paper Co.	30,219	1,702,841
Linde PLC	3,783	1,766,850
Louisiana-Pacific Corp.	2,691	268,212
LyondellBasell Industries N.V., Class A	21,773	1,672,820
Martin Marietta Materials, Inc.	562	271,525
Mosaic Co. (The)	62,181	1,487,370
MP Materials Corp.(b)(d)	84,554	2,030,142
NewMarket Corp.	3,085	1,758,789
Newmont Corp.	39,924	1,710,344
Nucor Corp.	12,636	1,737,071
Olin Corp.	43,039	1,092,760
Packaging Corp. of America	1,299	276,804
PPG Industries, Inc.	2,625	297,202
Reliance, Inc.	5,515	1,638,837
Royal Gold, Inc.(d)	11,060	1,625,820
RPM International, Inc.	2,339	289,779
Scotts Miracle-Gro Co. (The)(d)	22,058	1,291,937
Sealed Air Corp.	8,727	298,289
Sherwin-Williams Co. (The)	847	306,843
Silgan Holdings, Inc.	5,680	308,481
Smurfit WestRock PLC	5,811	302,579
Sonoco Products Co.	6,275	300,070
Southern Copper Corp. (Mexico)	16,493	1,466,722
Steel Dynamics, Inc.	13,085	1,767,391
United States Steel Corp.(d)	48,720	1,959,518
Vulcan Materials Co.	1,117	276,245
Westlake Corp.	13,849	1,555,243
		57,669,189
Real Estate-9.29%
Agree Realty Corp.	12,926	953,939
Alexandria Real Estate Equities, Inc.	9,271	948,052
American Homes 4 Rent, Class A	25,076	928,063
American Tower Corp.	4,811	989,238
Americold Realty Trust, Inc.	42,325	970,512
AvalonBay Communities, Inc.	4,176	944,528
Brixmor Property Group, Inc.	32,983	922,205
BXP, Inc.	11,908	844,634
Camden Property Trust	7,870	976,352
CBRE Group, Inc., Class A(b)	6,814	967,179
CoStar Group, Inc.(b)	12,165	927,581
Cousins Properties, Inc.	31,395	952,210
Crown Castle, Inc.	9,638	906,936
CubeSmart	20,497	846,116
Digital Realty Trust, Inc.	5,087	795,200
EastGroup Properties, Inc.	5,612	1,026,154
EPR Properties	21,271	1,128,852
Equinix, Inc.	976	882,909
Equity LifeStyle Properties, Inc.	13,921	954,702
Equity Residential	12,900	956,793
Essex Property Trust, Inc.	3,149	981,134
Extra Space Storage, Inc.	5,990	913,834
Federal Realty Investment Trust	8,388	884,263
First Industrial Realty Trust, Inc.	18,270	1,042,852
Gaming and Leisure Properties, Inc.	19,191	962,429
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Real Estate-(continued)
Healthcare Realty Trust, Inc.	55,278	$946,912
Healthpeak Properties, Inc.	45,480	930,521
Highwoods Properties, Inc.	30,926	900,874
Host Hotels & Resorts, Inc.	51,074	823,824
Howard Hughes Holdings, Inc.(b)	11,426	904,939
Invitation Homes, Inc.	28,689	975,713
Iron Mountain, Inc.	8,430	785,423
Jones Lang LaSalle, Inc.(b)	3,496	950,527
Kilroy Realty Corp.	23,059	823,206
Kimco Realty Corp.	38,869	859,005
Lamar Advertising Co., Class A	7,396	918,805
Lineage, Inc.(d)	15,264	919,656
Medical Properties Trust, Inc.(d)	235,617	1,390,140
Mid-America Apartment Communities, Inc.	6,011	1,010,569
Millrose Properties, Inc.(b)	1,138	26,015
National Storage Affiliates Trust(d)	22,498	868,873
NNN REIT, Inc.	22,450	953,003
Omega Healthcare Investors, Inc.	24,533	903,796
Park Hotels & Resorts, Inc.	61,851	759,530
Prologis, Inc.	8,526	1,056,542
Public Storage	2,967	900,841
Rayonier, Inc.	34,240	907,018
Realty Income Corp.	17,263	984,509
Regency Centers Corp.	12,640	969,488
Rexford Industrial Realty, Inc.	23,614	975,730
SBA Communications Corp., Class A	4,406	960,067
Seaport Entertainment Group, Inc.(b)(d)	33,542	785,554
Simon Property Group, Inc.	5,363	998,001
STAG Industrial, Inc.	26,709	960,990
Sun Communities, Inc.	7,726	1,051,895
UDR, Inc.	21,238	959,533
Ventas, Inc.	15,854	1,096,780
VICI Properties, Inc.	30,617	994,746
Vornado Realty Trust(d)	21,536	905,373
W.P. Carey, Inc.	17,044	1,094,395
Welltower, Inc.	7,411	1,137,663
Weyerhaeuser Co.	31,312	942,491
Zillow Group, Inc., Class C(b)(d)	11,850	908,421
		58,848,035
Utilities-8.81%
AES Corp. (The)	101,516	1,176,570
Alliant Energy Corp.	22,697	1,464,637
Ameren Corp.	15,504	1,574,586
American Electric Power Co., Inc.	14,782	1,567,631
American Water Works Co., Inc.	10,513	1,429,453
Atmos Energy Corp.	9,788	1,489,048
Brookfield Renewable Corp. (Canada)(d)	46,431	1,293,103
CenterPoint Energy, Inc.	43,012	1,478,753
Clearway Energy, Inc., Class C	50,201	1,406,632
CMS Energy Corp.	20,476	1,495,772
Consolidated Edison, Inc.	14,820	1,504,526
Constellation Energy Corp.	5,801	1,453,412
Dominion Energy, Inc.	25,497	1,443,640
DTE Energy Co.	11,364	1,519,367
	Shares	Value
Utilities-(continued)
Duke Energy Corp.	12,573	$1,477,202
Edison International	16,816	915,463
Entergy Corp.	18,785	1,640,118
Essential Utilities, Inc.	35,120	1,333,858
Evergy, Inc.(b)	22,094	1,522,498
Eversource Energy	22,955	1,446,395
Exelon Corp.	37,797	1,670,627
FirstEnergy Corp.	34,040	1,319,731
IDACORP, Inc.	12,129	1,430,130
MDU Resources Group, Inc.	73,044	1,260,009
National Fuel Gas Co.	22,886	1,721,027
NextEra Energy, Inc.	18,745	1,315,337
NiSource, Inc.	37,664	1,537,068
NRG Energy, Inc.	14,638	1,547,383
OGE Energy Corp.(d)	32,647	1,510,903
PG&E Corp.	68,901	1,125,842
Pinnacle West Capital Corp.(d)	15,472	1,431,779
PPL Corp.	42,505	1,496,601
Public Service Enterprise Group, Inc.	15,969	1,295,884
Sempra	15,847	1,134,170
Southern Co. (The)	16,463	1,478,213
UGI Corp.(d)	48,378	1,652,593
Vistra Corp.	9,563	1,278,191
WEC Energy Group, Inc.	14,318	1,527,587
Xcel Energy, Inc.	20,271	1,461,539
		55,827,278
Total Common Stocks & Other Equity Interests (Cost $552,135,884)		632,505,763
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(f)(g) (Cost $502,087)	502,087	502,087
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $552,637,971)		633,007,850
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.44%
Invesco Private Government Fund, 4.34%(f)(g)(h)	17,962,003	17,962,003
Invesco Private Prime Fund, 4.47%(f)(g)(h)	48,195,874	48,210,333
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $66,172,336)		66,172,336
TOTAL INVESTMENTS IN SECURITIES-110.33% (Cost $618,810,307)		699,180,186
OTHER ASSETS LESS LIABILITIES-(10.33)%		(65,488,621)
NET ASSETS-100.00%		$633,691,565

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(d)	All or a portion of this security was out on loan at February 28, 2025.
(e)	Restricted security. The value of this security at February 28, 2025 represented less than 1% of the Fund’s Net Assets.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Invesco Ltd.	$426,242	$8,609	$(37,634)	$21,857	$(14,670)	$404,404	$9,910
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	9,493,537	(8,991,450)	-	-	502,087	6,685
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,859,177	75,855,169	(76,752,343)	-	-	17,962,003	520,132 *
Invesco Private Prime Fund	49,558,271	138,287,430	(139,628,952)	(5,155)	(1,261)	48,210,333	1,390,388 *
Total	$68,843,690	$223,644,745	$(225,410,379)	$16,702	$(15,931)	$67,078,827	$1,927,115

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500® Enhanced Value ETF (SPVU)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-10.74%
AT&T, Inc.	115,704	$3,171,447
Charter Communications, Inc., Class A(b)	1,639	595,891
Comcast Corp., Class A	78,332	2,810,552
Fox Corp., Class A	4,193	241,517
Paramount Global, Class B(c)	12,124	137,729
Verizon Communications, Inc.	66,559	2,868,693
Warner Bros. Discovery, Inc.(b)	30,810	353,082
		10,178,911
Consumer Discretionary-7.66%
Aptiv PLC (Jersey)(b)(c)	6,627	431,550
Best Buy Co., Inc.	4,006	360,179
BorgWarner, Inc.	6,876	204,699
CarMax, Inc.(b)(c)	2,956	245,259
D.R. Horton, Inc.	5,734	727,129
Ford Motor Co.	146,873	1,402,637
General Motors Co.	46,287	2,274,080
Lennar Corp., Class A	5,290	632,843
LKQ Corp.(c)	5,714	241,074
MGM Resorts International(b)(c)	4,326	150,372
Mohawk Industries, Inc.(b)	1,312	154,278
PulteGroup, Inc.	4,194	433,156
		7,257,256
Consumer Staples-5.75%
Archer-Daniels-Midland Co.	15,756	743,683
Bunge Global S.A.	5,050	374,659
Conagra Brands, Inc.	7,637	195,049
Dollar General Corp.	5,525	409,844
J.M. Smucker Co. (The)(c)	1,868	206,470
Kraft Heinz Co. (The)	16,850	517,463
Kroger Co. (The)	16,180	1,048,788
Molson Coors Beverage Co., Class B	4,230	259,257
Target Corp.	8,718	1,083,124
Tyson Foods, Inc., Class A	7,531	461,952
Walgreens Boots Alliance, Inc.(c)	13,814	147,534
		5,447,823
Energy-16.36%
APA Corp.(c)	9,271	191,910
Chevron Corp.	26,882	4,264,023
Devon Energy Corp.	14,506	525,407
Diamondback Energy, Inc.	4,037	641,722
Exxon Mobil Corp.	41,701	4,642,572
Halliburton Co.	16,958	447,182
Marathon Petroleum Corp.	9,139	1,372,495
Occidental Petroleum Corp.	12,294	600,439
Phillips 66	11,585	1,502,459
Valero Energy Corp.	10,068	1,316,190
		15,504,399
Financials-34.99%
Allstate Corp. (The)	4,965	988,780
Arch Capital Group Ltd.	8,198	761,676
Assurant, Inc.	895	186,062
Bank of America Corp.	101,286	4,669,285
Bank of New York Mellon Corp. (The)	10,776	958,525
Berkshire Hathaway, Inc., Class B(b)	10,117	5,198,418
	Shares	Value
Financials-(continued)
Capital One Financial Corp.	6,635	$1,330,649
Chubb Ltd.	6,969	1,989,510
Cincinnati Financial Corp.(c)	3,353	495,607
Citigroup, Inc.	36,587	2,925,131
Citizens Financial Group, Inc.	8,730	399,572
Everest Group Ltd.	1,279	451,768
Fifth Third Bancorp	10,021	435,613
Franklin Resources, Inc.(c)	6,046	122,431
Globe Life, Inc.(c)	1,863	237,402
Hartford Financial Services Group, Inc. (The)	5,560	657,637
Huntington Bancshares, Inc.	22,736	374,462
Loews Corp.	4,570	396,082
M&T Bank Corp.	2,913	558,480
MetLife, Inc.	11,249	969,439
Prudential Financial, Inc.	9,679	1,114,053
Regions Financial Corp.	15,554	368,785
State Street Corp.	5,330	528,896
Synchrony Financial	7,627	462,806
Travelers Cos., Inc. (The)	4,114	1,063,428
U.S. Bancorp	24,252	1,137,419
Wells Fargo & Co.	55,844	4,373,702
		33,155,618
Health Care-14.17%
Biogen, Inc.(b)	2,566	360,523
Cardinal Health, Inc.	4,602	595,867
Cencora, Inc.	3,480	882,319
Centene Corp.(b)	19,765	1,149,532
Cigna Group (The)	6,750	2,084,738
CVS Health Corp.	49,234	3,235,658
Elevance Health, Inc.	5,401	2,143,549
Humana, Inc.	3,134	847,496
McKesson Corp.	2,405	1,539,825
Molina Healthcare, Inc.(b)	1,241	373,690
Universal Health Services, Inc., Class B	1,210	212,053
		13,425,250
Industrials-2.89%
Delta Air Lines, Inc.	14,887	895,007
FedEx Corp.	3,815	1,002,964
Huntington Ingalls Industries, Inc.	954	167,503
United Airlines Holdings, Inc.(b)	7,157	671,398
		2,736,872
Information Technology-1.43%
Hewlett Packard Enterprise Co.	27,721	549,153
HP, Inc.	15,437	476,540
Jabil, Inc.	2,146	332,459
		1,358,152
Materials-3.12%
Ball Corp.	6,288	331,315
Celanese Corp.	3,435	174,979
Dow, Inc.	13,034	496,726
Eastman Chemical Co.	2,040	199,614
FMC Corp.	2,821	104,095
LyondellBasell Industries N.V., Class A	6,208	476,960
Mosaic Co. (The)	7,338	175,525
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P 500® Enhanced Value ETF (SPVU)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
Nucor Corp.	4,758	$654,082
Steel Dynamics, Inc.	2,571	347,265
		2,960,561
Real Estate-0.68%
VICI Properties, Inc.	19,804	643,432
Utilities-2.10%
AES Corp. (The)	15,405	178,544
Consolidated Edison, Inc.	5,615	570,035
Evergy, Inc.(b)	3,707	255,449
Exelon Corp.	18,412	813,810
Pinnacle West Capital Corp.(c)	1,838	170,089
		1,987,927
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $88,544,546)		94,656,201
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.79%
Invesco Private Government Fund, 4.34%(d)(e)(f)	448,620	$448,620
Invesco Private Prime Fund, 4.47%(d)(e)(f)	1,248,999	1,249,374
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,697,994)		1,697,994
TOTAL INVESTMENTS IN SECURITIES-101.68% (Cost $90,242,540)		96,354,195
OTHER ASSETS LESS LIABILITIES-(1.68)%		(1,591,995)
NET ASSETS-100.00%		$94,762,200

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,989,511	$(1,989,511)	$-	$-	$-	$1,557
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	547,149	10,198,920	(10,297,449)	-	-	448,620	16,473 *
Invesco Private Prime Fund	1,429,956	23,752,151	(23,932,700)	(81)	48	1,249,374	43,428 *
Total	$1,977,105	$35,940,582	$(36,219,660)	$(81)	$48	$1,697,994	$61,458

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-1.90%
T-Mobile US, Inc.	1,466	$395,365
Verizon Communications, Inc.	8,746	376,953
		772,318
Consumer Discretionary-4.95%
Hilton Worldwide Holdings, Inc.	1,375	364,320
McDonald’s Corp.	1,283	395,588
O’Reilly Automotive, Inc.(b)	280	384,619
TJX Cos., Inc. (The)	3,329	415,326
Yum! Brands, Inc.(c)	2,892	452,222
		2,012,075
Consumer Staples-15.38%
Altria Group, Inc.	6,953	388,325
Church & Dwight Co., Inc.(c)	3,923	436,238
Clorox Co. (The)	2,366	370,019
Coca-Cola Co. (The)	7,525	535,855
Colgate-Palmolive Co.	4,991	455,030
Costco Wholesale Corp.	348	364,916
General Mills, Inc.	6,270	380,087
Keurig Dr Pepper, Inc.	12,585	421,849
Kimberly-Clark Corp.	2,994	425,178
Kraft Heinz Co. (The)	12,227	375,491
Mondelez International, Inc., Class A	6,475	415,889
PepsiCo, Inc.	2,832	434,627
Procter & Gamble Co. (The)	2,735	475,453
Sysco Corp.	5,255	396,963
Walmart, Inc.	3,817	376,394
		6,252,314
Energy-1.86%
Chevron Corp.	2,359	374,185
Exxon Mobil Corp.	3,413	379,969
		754,154
Financials-18.57%
Aon PLC, Class A	930	380,482
Arthur J. Gallagher & Co.	1,233	416,434
Assurant, Inc.	1,699	353,205
Bank of New York Mellon Corp. (The)	4,281	380,795
Berkshire Hathaway, Inc., Class B(b)	1,010	518,968
Brown & Brown, Inc.(b)	3,725	441,562
Chubb Ltd.	1,464	417,943
CME Group, Inc., Class A	1,701	431,663
Fidelity National Information Services, Inc.	4,848	344,790
Fiserv, Inc.(b)	1,693	399,023
Intercontinental Exchange, Inc.	2,516	435,847
Jack Henry & Associates, Inc.	2,353	408,457
Loews Corp.	4,872	422,256
Marsh & McLennan Cos., Inc.	2,229	530,145
Mastercard, Inc., Class A	745	429,351
Nasdaq, Inc.	4,739	392,294
Visa, Inc., Class A	1,175	426,184
Willis Towers Watson PLC	1,239	420,826
		7,550,225
Health Care-7.83%
Abbott Laboratories	2,823	389,602
Becton, Dickinson and Co.	1,750	394,678
	Shares	Value
Health Care-(continued)
Boston Scientific Corp.(b)	3,843	$398,865
Cencora, Inc.	1,574	399,072
Hologic, Inc.(b)	6,219	394,222
Johnson & Johnson	2,782	459,086
Medtronic PLC	4,139	380,871
Stryker Corp.	944	364,563
		3,180,959
Industrials-14.63%
Allegion PLC	2,669	343,527
Automatic Data Processing, Inc.	1,481	466,781
Broadridge Financial Solutions, Inc.	1,580	381,128
General Dynamics Corp.	1,558	393,551
Honeywell International, Inc.	1,899	404,278
Illinois Tool Works, Inc.	1,736	458,269
L3Harris Technologies, Inc.(b)	1,789	368,731
Lockheed Martin Corp.	813	366,151
Northrop Grumman Corp.	835	385,553
Paychex, Inc.(c)	2,540	385,242
Republic Services, Inc.	2,090	495,372
RTX Corp.	3,054	406,151
Union Pacific Corp.	1,426	351,780
Verisk Analytics, Inc.	1,227	364,308
Waste Management, Inc.	1,610	374,776
		5,945,598
Information Technology-5.50%
Cisco Systems, Inc.	6,026	386,327
Cognizant Technology Solutions Corp., Class A	3,997	333,070
Motorola Solutions, Inc.	858	377,709
Roper Technologies, Inc.	664	388,108
TE Connectivity PLC (Switzerland)	2,377	366,129
VeriSign, Inc.(b)	1,620	385,366
		2,236,709
Materials-4.85%
Avery Dennison Corp.	2,065	388,158
Ecolab, Inc.	1,387	373,117
Linde PLC	1,030	481,062
LyondellBasell Industries N.V., Class A	4,804	369,091
PPG Industries, Inc.	3,174	359,360
		1,970,788
Real Estate-7.73%
AvalonBay Communities, Inc.(c)	1,744	394,458
Federal Realty Investment Trust	3,461	364,859
Invitation Homes, Inc.	11,161	379,586
Realty Income Corp.	7,370	420,311
Regency Centers Corp.	5,388	413,259
UDR, Inc.	8,541	385,882
VICI Properties, Inc.	12,170	395,403
Welltower, Inc.	2,521	386,999
		3,140,757
Utilities-16.78%
Alliant Energy Corp.(c)	6,392	412,476
Ameren Corp.	4,066	412,943
American Electric Power Co., Inc.	3,660	388,143
Atmos Energy Corp.	3,098	471,299
CMS Energy Corp.	6,160	449,988
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
Consolidated Edison, Inc.	4,257	$432,171
DTE Energy Co.	3,062	409,389
Duke Energy Corp.	3,645	428,251
Evergy, Inc.(b)	6,780	467,210
Exelon Corp.	8,881	392,540
FirstEnergy Corp.	11,103	430,463
NiSource, Inc.	11,088	452,501
Pinnacle West Capital Corp.(c)	4,379	405,233
PPL Corp.	12,393	436,357
Southern Co. (The)	4,542	407,826
WEC Energy Group, Inc.(c)	3,984	425,053
		6,821,843
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $35,382,743)		40,637,740
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.33%
Invesco Private Government Fund, 4.34%(d)(e)(f)	602,013	$602,013
Invesco Private Prime Fund, 4.47%(d)(e)(f)	1,563,728	1,564,197
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,166,210)		2,166,210
TOTAL INVESTMENTS IN SECURITIES-105.31% (Cost $37,548,953)		42,803,950
OTHER ASSETS LESS LIABILITIES-(5.31)%		(2,157,415)
NET ASSETS-100.00%		$40,646,535

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$340,203	$(340,203)	$-	$-	$-	$569
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	317,405	6,999,439	(6,714,831)	-	-	602,013	13,063 *
Invesco Private Prime Fund	824,233	15,289,071	(14,549,006)	(55)	(46)	1,564,197	34,624 *
Total	$1,141,638	$22,628,713	$(21,604,040)	$(55)	$(46)	$2,166,210	$48,256

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P 500® High Beta ETF (SPHB)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-2.50%
Alphabet, Inc., Class C	13,804	$2,377,325
Meta Platforms, Inc., Class A	4,176	2,790,403
Netflix, Inc.(b)	2,356	2,310,199
		7,477,927
Consumer Discretionary-9.67%
Airbnb, Inc., Class A(b)	19,203	2,666,721
Amazon.com, Inc.(b)	13,574	2,881,489
Caesars Entertainment, Inc., (Acquired 05/21/2021 - 02/27/2025; Cost $6,580,521)(b)(c)	92,401	3,069,561
Carnival Corp.(b)	111,035	2,657,068
Deckers Outdoor Corp.(b)	21,206	2,955,268
MGM Resorts International(b)	72,815	2,531,049
Norwegian Cruise Line Holdings Ltd.(b)	118,901	2,701,431
Ralph Lauren Corp.	8,268	2,241,785
Royal Caribbean Cruises Ltd.	10,941	2,692,580
Tesla, Inc.(b)	15,317	4,487,575
		28,884,527
Consumer Staples-0.72%
Lamb Weston Holdings, Inc.	41,127	2,133,257
Energy-0.81%
Texas Pacific Land Corp.(d)	1,703	2,431,799
Financials-9.43%
Apollo Global Management, Inc.	20,070	2,995,849
Blackstone, Inc., Class A	17,501	2,820,461
Capital One Financial Corp.	11,723	2,351,048
Citigroup, Inc.	29,787	2,381,471
Goldman Sachs Group, Inc. (The)	3,835	2,386,482
Invesco Ltd.(e)	141,075	2,453,294
KeyCorp	139,625	2,418,305
KKR & Co., Inc., Class A	25,398	3,443,715
Morgan Stanley	16,542	2,201,906
Synchrony Financial	39,852	2,418,219
T. Rowe Price Group, Inc.	21,785	2,303,110
		28,173,860
Health Care-2.79%
Align Technology, Inc.(b)	13,530	2,530,516
Charles River Laboratories International, Inc.(b)	17,689	2,924,169
Moderna, Inc.(b)	93,323	2,889,280
		8,343,965
Industrials-17.17%
Builders FirstSource, Inc.(b)	19,504	2,710,861
Carrier Global Corp.	40,197	2,604,766
Caterpillar, Inc.	6,901	2,373,599
Dayforce, Inc.(b)(d)	34,967	2,167,604
Eaton Corp. PLC	11,426	3,351,474
Emerson Electric Co.	19,344	2,352,424
Generac Holdings, Inc.(b)	14,893	2,027,682
General Electric Co.	12,240	2,533,435
Howmet Aerospace, Inc.	21,183	2,893,598
Hubbell, Inc.	8,259	3,068,962
Ingersoll Rand, Inc.	27,768	2,354,171
Johnson Controls International PLC	28,220	2,417,325
	Shares	Value
Industrials-(continued)
Lennox International, Inc.	4,228	$2,541,239
Parker-Hannifin Corp.	4,019	2,686,742
Quanta Services, Inc.	12,123	3,147,495
Rockwell Automation, Inc.	8,963	2,573,725
Trane Technologies PLC	6,260	2,214,162
Uber Technologies, Inc.(b)	30,018	2,281,668
United Airlines Holdings, Inc.(b)	23,990	2,250,502
United Rentals, Inc.	4,282	2,750,414
		51,301,848
Information Technology-51.08%
Adobe, Inc.(b)	5,194	2,277,881
Advanced Micro Devices, Inc.(b)	40,602	4,054,516
Amphenol Corp., Class A	48,665	3,241,089
Analog Devices, Inc.	16,110	3,706,267
ANSYS, Inc.(b)	7,378	2,458,718
Applied Materials, Inc.	25,198	3,983,048
Arista Networks, Inc.(b)	44,696	4,158,963
Autodesk, Inc.(b)	9,037	2,478,036
Broadcom, Inc.	23,032	4,593,272
Cadence Design Systems, Inc.(b)	13,410	3,359,205
CrowdStrike Holdings, Inc., Class A(b)	9,055	3,528,371
Dell Technologies, Inc., Class C	39,370	4,045,661
Enphase Energy, Inc.(b)	38,390	2,200,899
Fair Isaac Corp.(b)	1,327	2,503,186
Gartner, Inc.(b)	4,452	2,218,521
Hewlett Packard Enterprise Co.	136,809	2,710,186
Intel Corp.	192,634	4,571,205
Intuit, Inc.	4,032	2,475,003
Jabil, Inc.	16,892	2,616,909
Keysight Technologies, Inc.(b)	16,374	2,612,144
KLA Corp.	6,041	4,282,102
Lam Research Corp.	55,560	4,263,674
Microchip Technology, Inc.	64,705	3,808,536
Micron Technology, Inc.	50,966	4,771,947
Microsoft Corp.	5,963	2,367,251
Monolithic Power Systems, Inc.	7,990	4,881,970
NetApp, Inc.	23,640	2,359,508
NVIDIA Corp.	45,142	5,639,139
NXP Semiconductors N.V. (China)	15,698	3,384,332
ON Semiconductor Corp.(b)	86,259	4,058,486
Oracle Corp.	19,148	3,179,717
Palantir Technologies, Inc., Class A(b)	41,206	3,499,213
Palo Alto Networks, Inc.(b)	13,617	2,593,085
QUALCOMM, Inc.	22,958	3,608,309
Salesforce, Inc.	8,152	2,428,073
Sandisk Corp.(b)	325	15,226
Seagate Technology Holdings PLC	25,460	2,594,629
ServiceNow, Inc.(b)	2,866	2,664,692
Skyworks Solutions, Inc.	46,986	3,132,087
Super Micro Computer, Inc.(b)(d)	157,149	6,515,398
Synopsys, Inc.(b)	8,417	3,848,926
Teradyne, Inc.	41,528	4,562,266
Texas Instruments, Inc.	14,904	2,921,035
Trimble, Inc.(b)	35,111	2,527,290
Western Digital Corp.(b)	53,350	2,610,415
Zebra Technologies Corp., Class A(b)	7,366	2,320,658
		152,631,044
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P 500® High Beta ETF (SPHB)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Materials-1.95%
Albemarle Corp.(d)	46,846	$3,608,547
Freeport-McMoRan, Inc.	59,917	2,211,537
		5,820,084
Real Estate-0.76%
BXP, Inc.(d)	32,040	2,272,597
Utilities-3.05%
Constellation Energy Corp.	10,288	2,577,607
NRG Energy, Inc.	25,664	2,712,941
Vistra Corp.	28,627	3,826,285
		9,116,833
Total Common Stocks & Other Equity Interests (Cost $331,987,266)		298,587,741
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(e)(f) (Cost $42,664)	42,664	42,664
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $332,029,930)		298,630,405
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.80%
Invesco Private Government Fund, 4.34%(e)(f)(g)	3,980,306	$3,980,306
Invesco Private Prime Fund, 4.47%(e)(f)(g)	10,354,720	10,357,826
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,338,132)		14,338,132
TOTAL INVESTMENTS IN SECURITIES-104.74% (Cost $346,368,062)		312,968,537
OTHER ASSETS LESS LIABILITIES-(4.74)%		(14,166,668)
NET ASSETS-100.00%		$298,801,869

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Restricted security. The value of this security at February 28, 2025 represented 1.03% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at February 28, 2025.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Invesco Ltd.	$3,565,538	$1,401,030	$(2,567,765)	$111,936	$(57,445)	$2,453,294	$63,649
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	135,155	2,090,569	(2,183,060)	-	-	42,664	4,662
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,461,373	86,968,187	(89,449,254)	-	-	3,980,306	166,019 *
Invesco Private Prime Fund	16,939,267	131,813,361	(138,391,041)	(567)	(3,194)	10,357,826	425,055 *
Total	$27,101,333	$222,273,147	$(232,591,120)	$111,369	$(60,639)	$16,834,090	$659,385

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P 500® High Beta ETF (SPHB)—(continued)
February 28, 2025
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco S&P 500 High Dividend Growers ETF (DIVG)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-2.78%
Comcast Corp., Class A	754	$27,054
Interpublic Group of Cos., Inc. (The)	1,407	38,552
Omnicom Group, Inc.	278	23,007
		88,613
Consumer Discretionary-1.52%
Domino’s Pizza, Inc.	37	18,119
Starbucks Corp.	261	30,227
		48,346
Consumer Staples-11.69%
Altria Group, Inc.	1,615	90,198
Archer-Daniels-Midland Co.	632	29,830
Constellation Brands, Inc., Class A	69	12,110
Hormel Foods Corp.	1,222	34,986
Keurig Dr Pepper, Inc.	691	23,162
Kroger Co. (The)	418	27,095
Lamb Weston Holdings, Inc.	366	18,985
Mondelez International, Inc., Class A	373	23,958
PepsiCo, Inc.	190	29,159
Philip Morris International, Inc. (Switzerland)	372	57,764
Procter & Gamble Co. (The)	148	25,728
		372,975
Energy-11.01%
Baker Hughes Co., Class A	655	29,206
Chevron Corp.(b)	306	48,538
ConocoPhillips	267	26,473
Coterra Energy, Inc.	1,543	41,646
Devon Energy Corp.	573	20,754
EOG Resources, Inc.	244	30,973
Marathon Petroleum Corp.	137	20,575
ONEOK, Inc.	472	47,384
Phillips 66	268	34,757
Williams Cos., Inc. (The)	873	50,791
		351,097
Financials-19.11%
Aflac, Inc.	178	19,486
American Express Co.	43	12,941
American International Group, Inc.	304	25,214
Bank of America Corp.	665	30,656
Bank of New York Mellon Corp. (The)	363	32,289
BlackRock, Inc.	26	25,422
Citigroup, Inc.	566	45,252
Fifth Third Bancorp	823	35,776
Franklin Resources, Inc.(b)	3,255	65,914
Goldman Sachs Group, Inc. (The)	49	30,492
Huntington Bancshares, Inc.	2,932	48,290
JPMorgan Chase & Co.	116	30,699
Morgan Stanley	334	44,459
Principal Financial Group, Inc.	398	35,438
Prudential Financial, Inc.	362	41,666
Regions Financial Corp.	1,951	46,258
State Street Corp.	396	39,295
		609,547
Health Care-10.18%
AbbVie, Inc.	172	35,953
	Shares	Value
Health Care-(continued)
Amgen, Inc.	93	$28,650
Bristol-Myers Squibb Co.	928	55,327
CVS Health Corp.	675	44,361
Gilead Sciences, Inc.	450	51,439
Medtronic PLC	383	35,244
Pfizer, Inc.	1,969	52,041
UnitedHealth Group, Inc.	27	12,824
Zoetis, Inc.	54	9,031
		324,870
Industrials-6.56%
Automatic Data Processing, Inc.	76	23,954
Fastenal Co.	327	24,764
FedEx Corp.	80	21,032
General Dynamics Corp.	66	16,672
Illinois Tool Works, Inc.	91	24,022
Northrop Grumman Corp.	31	14,314
Paychex, Inc.	220	33,367
Snap-on, Inc.	99	33,776
Waste Management, Inc.	75	17,458
		209,359
Information Technology-5.35%
Accenture PLC, Class A (Ireland)	47	16,379
Amphenol Corp., Class A	160	10,656
Analog Devices, Inc.	74	17,024
Broadcom, Inc.	75	14,957
Hewlett Packard Enterprise Co.	1,313	26,011
HP, Inc.	915	28,246
Lam Research Corp.	142	10,897
Microchip Technology, Inc.	314	18,482
NXP Semiconductors N.V. (China)	81	17,463
Oracle Corp.	63	10,462
		170,577
Materials-2.17%
FMC Corp.	632	23,321
LyondellBasell Industries N.V., Class A	597	45,867
		69,188
Real Estate-10.34%
Alexandria Real Estate Equities, Inc.	399	40,802
Equinix, Inc.	24	21,711
Essex Property Trust, Inc.	120	37,388
Invitation Homes, Inc.	1,023	34,792
Iron Mountain, Inc.	205	19,100
Mid-America Apartment Communities, Inc.	263	44,216
Prologis, Inc.	276	34,202
UDR, Inc.	962	43,463
VICI Properties, Inc.	1,666	54,128
		329,802
Utilities-19.29%
AES Corp. (The)	2,086	24,177
Alliant Energy Corp.	548	35,362
Ameren Corp.	365	37,069
American Electric Power Co., Inc.	371	39,345
American Water Works Co., Inc.	161	21,891
Atmos Energy Corp.	178	27,079
CMS Energy Corp.	437	31,923
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P 500 High Dividend Growers ETF (DIVG)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
Entergy Corp.	560	$48,894
Evergy, Inc.(c)	737	50,787
Eversource Energy	691	43,540
FirstEnergy Corp.	941	36,483
NextEra Energy, Inc.	325	22,805
NiSource, Inc.	951	38,810
NRG Energy, Inc.	214	22,622
Public Service Enterprise Group, Inc.	310	25,156
Sempra	395	28,270
WEC Energy Group, Inc.	381	40,649
Xcel Energy, Inc.(b)	562	40,520
		615,382
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $2,925,785)		3,189,756
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.69%
Invesco Private Government Fund, 4.34%(d)(e)(f)	41,466	$41,466
Invesco Private Prime Fund, 4.47%(d)(e)(f)	108,124	108,156
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $149,622)		149,622
TOTAL INVESTMENTS IN SECURITIES-104.69% (Cost $3,075,407)		3,339,378
OTHER ASSETS LESS LIABILITIES-(4.69)%		(149,627)
NET ASSETS-100.00%		$3,189,751

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$56,088	$(56,088)	$-	$-	$-	$48
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,630	481,582	(457,746)	-	-	41,466	554 *
Invesco Private Prime Fund	43,596	922,104	(857,542)	(4)	2	108,156	1,323 *
Total	$61,226	$1,459,774	$(1,371,376)	$(4)	$2	$149,622	$1,925

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.56%
Communication Services-7.32%
AT&T, Inc.	3,087,615	$84,631,527
Interpublic Group of Cos., Inc. (The)	2,380,595	65,228,303
Verizon Communications, Inc.	2,433,098	104,866,524
		254,726,354
Consumer Staples-16.42%
Altria Group, Inc.	1,929,991	107,789,997
Conagra Brands, Inc.	2,822,388	72,083,790
General Mills, Inc.	891,475	54,041,214
J.M. Smucker Co. (The)(b)	540,503	59,741,797
Kenvue, Inc.	2,633,200	62,143,520
Kimberly-Clark Corp.	418,270	59,398,523
Kraft Heinz Co. (The)	2,557,908	78,553,355
Philip Morris International, Inc. (Switzerland)	499,012	77,486,583
		571,238,779
Energy-9.70%
Chevron Corp.	417,108	66,161,671
Exxon Mobil Corp.	473,818	52,750,158
Kinder Morgan, Inc.	1,991,235	53,962,468
ONEOK, Inc.	544,211	54,633,342
Phillips 66	467,472	60,626,444
Williams Cos., Inc. (The)	849,572	49,428,099
		337,562,182
Financials-8.74%
Prudential Financial, Inc.(b)	539,319	62,075,617
Regions Financial Corp.	2,455,776	58,226,449
T. Rowe Price Group, Inc.	553,810	58,548,793
Truist Financial Corp.	1,471,359	68,197,490
U.S. Bancorp	1,216,719	57,064,121
		304,112,470
Health Care-9.09%
AbbVie, Inc.	295,483	61,764,812
Amgen, Inc.	180,824	55,704,641
Johnson & Johnson	333,466	55,028,559
Medtronic PLC	558,536	51,396,483
Pfizer, Inc.	3,493,539	92,334,236
		316,228,731
Industrials-1.92%
United Parcel Service, Inc., Class B	560,518	66,718,458
Materials-9.39%
Amcor PLC(b)	7,874,439	79,689,323
Dow, Inc.	2,427,725	92,520,600
Eastman Chemical Co.	558,850	54,683,472
LyondellBasell Industries N.V., Class A	1,298,575	99,769,517
		326,662,912
Real Estate-20.17%
Alexandria Real Estate Equities, Inc.	753,241	77,026,425
	Shares	Value
Real Estate-(continued)
Crown Castle, Inc.	1,122,056	$105,585,470
Extra Space Storage, Inc.	410,916	62,689,345
Healthpeak Properties, Inc.	4,089,959	83,680,561
Host Hotels & Resorts, Inc.(b)	3,887,580	62,706,665
Kimco Realty Corp.	2,605,114	57,573,019
Realty Income Corp.	1,553,556	88,599,299
Simon Property Group, Inc.	389,310	72,446,698
VICI Properties, Inc.(b)	2,821,299	91,664,004
		701,971,486
Utilities-16.81%
American Electric Power Co., Inc.	568,607	60,300,772
Dominion Energy, Inc.	1,333,794	75,519,416
Duke Energy Corp.	504,463	59,269,358
Edison International(b)	971,903	52,910,399
Evergy, Inc.(b)(c)	957,286	65,966,578
Eversource Energy	1,272,425	80,175,499
Exelon Corp.	1,478,974	65,370,651
FirstEnergy Corp.	1,558,001	60,403,699
Pinnacle West Capital Corp.(b)	701,464	64,913,479
		584,829,851
Total Common Stocks & Other Equity Interests (Cost $3,411,086,035)		3,464,051,223
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $2,421,771)	2,421,771	2,421,771
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.63% (Cost $3,413,507,806)		3,466,472,994
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.84%
Invesco Private Government Fund, 4.34%(d)(e)(f)	17,679,890	17,679,890
Invesco Private Prime Fund, 4.47%(d)(e)(f)	46,177,753	46,191,606
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $63,871,496)		63,871,496
TOTAL INVESTMENTS IN SECURITIES-101.47% (Cost $3,477,379,302)		3,530,344,490
OTHER ASSETS LESS LIABILITIES-(1.47)%		(51,137,053)
NET ASSETS-100.00%		$3,479,207,437
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$55,313,115	$(52,891,344)	$-	$-	$2,421,771	$72,167
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	44,722,072	239,476,427	(266,518,609)	-	-	17,679,890	947,555 *
Invesco Private Prime Fund	116,617,256	509,143,323	(579,556,874)	(4,751)	(7,348)	46,191,606	2,537,731 *
Total	$161,339,328	$803,932,865	$(898,966,827)	$(4,751)	$(7,348)	$66,293,267	$3,557,453

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco S&P 500® Low Volatility ETF (SPLV)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-1.90%
T-Mobile US, Inc.	277,245	$74,770,204
Verizon Communications, Inc.	1,653,869	71,281,754
		146,051,958
Consumer Discretionary-4.93%
Hilton Worldwide Holdings, Inc.	259,953	68,877,147
McDonald’s Corp.	242,510	74,773,108
O’Reilly Automotive, Inc.(b)	52,960	72,747,975
TJX Cos., Inc. (The)	629,482	78,534,174
Yum! Brands, Inc.(c)	546,855	85,511,717
		380,444,121
Consumer Staples-13.51%
Altria Group, Inc.(c)	1,314,883	73,436,216
Church & Dwight Co., Inc.(c)	741,972	82,507,286
Coca-Cola Co. (The)	1,423,074	101,337,099
Colgate-Palmolive Co.(c)	943,916	86,056,822
Costco Wholesale Corp.	65,862	69,063,552
General Mills, Inc.(c)	1,185,667	71,875,134
Keurig Dr Pepper, Inc.	2,379,920	79,774,918
Kimberly-Clark Corp.	566,121	80,394,843
Mondelez International, Inc., Class A	1,224,548	78,652,718
PepsiCo, Inc.	535,577	82,195,002
Procter & Gamble Co. (The)	517,132	89,898,227
Sysco Corp.	993,724	75,065,911
Walmart, Inc.	721,918	71,188,334
		1,041,446,062
Energy-1.85%
Chevron Corp.	446,118	70,763,237
Exxon Mobil Corp.	645,409	71,853,384
		142,616,621
Financials-20.49%
Aon PLC, Class A	175,838	71,938,843
Arthur J. Gallagher & Co.	233,197	78,759,955
Assurant, Inc.	321,284	66,791,731
Bank of New York Mellon Corp. (The)(c)	809,490	72,004,135
Berkshire Hathaway, Inc., Class B(b)	190,981	98,131,767
BlackRock, Inc.	72,102	70,499,894
Brown & Brown, Inc.(b)	704,480	83,509,059
Chubb Ltd.	276,874	79,041,989
CME Group, Inc., Class A	321,592	81,610,402
Fidelity National Information Services, Inc.	916,883	65,208,719
Fiserv, Inc.(b)	320,075	75,438,477
Intercontinental Exchange, Inc.	475,873	82,435,480
Jack Henry & Associates, Inc.	444,971	77,242,516
Loews Corp.	921,362	79,854,444
Marsh & McLennan Cos., Inc.	421,531	100,256,933
Mastercard, Inc., Class A	140,851	81,173,840
Nasdaq, Inc.	896,169	74,184,870
S&P Global, Inc.	152,537	81,415,098
Visa, Inc., Class A(c)	222,233	80,606,131
Willis Towers Watson PLC	234,329	79,589,845
		1,579,694,128
Health Care-7.80%
Abbott Laboratories	533,892	73,682,435
	Shares	Value
Health Care-(continued)
Becton, Dickinson and Co.	330,853	$74,617,277
Boston Scientific Corp.(b)	726,760	75,430,420
Cencora, Inc.(c)	297,600	75,453,504
Hologic, Inc.(b)	1,176,172	74,557,543
Johnson & Johnson	526,075	86,812,897
Medtronic PLC	782,688	72,022,950
Stryker Corp.	178,434	68,909,426
		601,486,452
Industrials-16.55%
Automatic Data Processing, Inc.	280,037	88,262,062
Broadridge Financial Solutions, Inc.	298,759	72,066,646
Expeditors International of Washington, Inc.	610,304	71,625,277
General Dynamics Corp.	294,616	74,420,002
Honeywell International, Inc.	359,193	76,468,598
Illinois Tool Works, Inc.	328,376	86,684,696
L3Harris Technologies, Inc.(b)	338,335	69,734,227
Lockheed Martin Corp.	153,833	69,281,768
Northrop Grumman Corp.	157,842	72,881,965
Otis Worldwide Corp.	748,047	74,640,130
Paychex, Inc.(c)	480,261	72,841,186
Republic Services, Inc.	395,275	93,688,080
RTX Corp.	577,632	76,819,280
Union Pacific Corp.	269,716	66,536,240
Veralto Corp.	702,405	70,071,923
Verisk Analytics, Inc.	232,060	68,900,935
Waste Management, Inc.	304,525	70,887,329
		1,275,810,344
Information Technology-4.59%
Cisco Systems, Inc.	1,139,638	73,062,192
Cognizant Technology Solutions Corp., Class A	755,835	62,983,731
Motorola Solutions, Inc.	162,268	71,433,619
Roper Technologies, Inc.(c)	125,602	73,414,369
VeriSign, Inc.(b)	306,396	72,885,480
		353,779,391
Materials-4.83%
Avery Dennison Corp.	390,541	73,409,992
Ecolab, Inc.	262,216	70,538,726
Linde PLC	194,809	90,985,543
LyondellBasell Industries N.V., Class A	908,432	69,794,831
PPG Industries, Inc.	600,263	67,961,777
		372,690,869
Real Estate-6.77%
AvalonBay Communities, Inc.(c)	329,739	74,580,367
Federal Realty Investment Trust(c)	654,450	68,992,119
Realty Income Corp.	1,393,800	79,488,414
Regency Centers Corp.(c)	1,018,942	78,152,851
UDR, Inc.	1,615,239	72,976,498
VICI Properties, Inc.(c)	2,301,514	74,776,190
Welltower, Inc.	476,735	73,183,590
		522,150,029
Utilities-16.73%
Alliant Energy Corp.(c)	1,208,735	77,999,670
Ameren Corp.	768,939	78,093,445
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P 500® Low Volatility ETF (SPLV)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
American Electric Power Co., Inc.	692,233	$73,411,310
Atmos Energy Corp.(c)	585,945	89,139,813
CMS Energy Corp.(c)	1,164,949	85,099,524
Consolidated Edison, Inc.	805,075	81,731,214
DTE Energy Co.	579,054	77,419,520
Duke Energy Corp.	689,252	80,980,217
Evergy, Inc.(b)(c)	1,282,140	88,352,267
Exelon Corp.	1,679,538	74,235,580
FirstEnergy Corp.	2,099,764	81,407,850
NiSource, Inc.(c)	2,096,881	85,573,714
Pinnacle West Capital Corp.(c)	828,115	76,633,762
PPL Corp.	2,343,635	82,519,388
Southern Co. (The)(c)	858,917	77,122,157
WEC Energy Group, Inc.(c)	753,330	80,372,778
		1,290,092,209
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $6,967,650,128)		7,706,262,184
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.95%
Invesco Private Government Fund, 4.34%(d)(e)(f)	63,162,942	$63,162,942
Invesco Private Prime Fund, 4.47%(d)(e)(f)	164,536,826	164,586,187
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $227,749,129)		227,749,129
TOTAL INVESTMENTS IN SECURITIES-102.90% (Cost $7,195,399,257)		7,934,011,313
OTHER ASSETS LESS LIABILITIES-(2.90)%		(223,667,715)
NET ASSETS-100.00%		$7,710,343,598

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$61,704,652	$(61,704,652)	$-	$-	$-	$99,279
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	40,111,345	570,360,475	(547,308,878)	-	-	63,162,942	1,259,567 *
Invesco Private Prime Fund	104,439,658	1,360,799,929	(1,300,633,919)	(2,961)	(16,520)	164,586,187	3,373,857 *
Total	$144,551,003	$1,992,865,056	$(1,909,647,449)	$(2,961)	$(16,520)	$227,749,129	$4,732,703

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco S&P 500 Minimum Variance ETF (SPMV)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-5.99%
Alphabet, Inc., Class C	184	$31,689
AT&T, Inc.	710	19,461
Meta Platforms, Inc., Class A	32	21,383
T-Mobile US, Inc.	809	218,179
Verizon Communications, Inc.	1,293	55,728
		346,440
Consumer Discretionary-5.84%
Amazon.com, Inc.(b)	872	185,108
Home Depot, Inc. (The)	311	123,343
TJX Cos., Inc. (The)	233	29,069
		337,520
Consumer Staples-9.60%
Archer-Daniels-Midland Co.	273	12,886
General Mills, Inc.	1,304	79,049
Hershey Co. (The)	334	57,685
Hormel Foods Corp.(c)	701	20,070
Kraft Heinz Co. (The)	511	15,693
McCormick & Co., Inc.	568	46,922
Mondelez International, Inc., Class A	2,161	138,801
Procter & Gamble Co. (The)	924	160,628
Tyson Foods, Inc., Class A	371	22,757
		554,491
Energy-0.62%
Exxon Mobil Corp.	321	35,737
Financials-19.53%
American International Group, Inc.	190	15,759
Aon PLC, Class A	467	191,059
Arch Capital Group Ltd.	128	11,892
Arthur J. Gallagher & Co.	507	171,234
Berkshire Hathaway, Inc., Class B(b)	355	182,410
Brown & Brown, Inc.(b)(c)	418	49,550
Chubb Ltd.	511	145,880
JPMorgan Chase & Co.	143	37,845
Marsh & McLennan Cos., Inc.	701	166,726
Progressive Corp. (The)	355	100,110
Travelers Cos., Inc. (The)	217	56,092
		1,128,557
Health Care-15.24%
Abbott Laboratories	1,378	190,178
Amgen, Inc.	61	18,792
Biogen, Inc.(b)	107	15,034
CVS Health Corp.	223	14,656
Elevance Health, Inc.	64	25,400
Eli Lilly and Co.	48	44,190
Gilead Sciences, Inc.	53	6,058
IDEXX Laboratories, Inc.(b)(c)	50	21,855
Johnson & Johnson	440	72,609
Merck & Co., Inc.	1,401	129,242
Pfizer, Inc.	2,235	59,071
Regeneron Pharmaceuticals, Inc.	82	57,297
Vertex Pharmaceuticals, Inc.(b)	285	136,740
Zoetis, Inc.	535	89,473
		880,595
	Shares	Value
Industrials-6.72%
Boeing Co. (The)(b)(c)	17	$2,969
GE Vernova, Inc.	615	206,135
General Dynamics Corp.	13	3,284
Republic Services, Inc.	147	34,842
RTX Corp.	309	41,094
Verisk Analytics, Inc.	336	99,762
		388,086
Information Technology-26.56%
Accenture PLC, Class A (Ireland)	49	17,076
Adobe, Inc.(b)	226	99,115
Apple, Inc.	721	174,367
Broadcom, Inc.	706	140,798
Cisco Systems, Inc.	3,272	209,768
International Business Machines Corp.	143	36,099
Intuit, Inc.	62	38,058
Microsoft Corp.	381	151,253
NVIDIA Corp.	1,369	171,015
Oracle Corp.	661	109,766
QUALCOMM, Inc.	964	151,512
Salesforce, Inc.	281	83,696
ServiceNow, Inc.(b)	96	89,257
Teledyne Technologies, Inc.(b)	112	57,682
Trimble, Inc.(b)(c)	79	5,686
		1,535,148
Materials-0.45%
Newmont Corp.	610	26,132
Real Estate-2.45%
American Tower Corp.(c)	514	105,689
Crown Castle, Inc.	383	36,040
		141,729
Utilities-6.91%
Ameren Corp.	614	62,358
American Electric Power Co., Inc.	550	58,328
Duke Energy Corp.	667	78,366
NextEra Energy, Inc.	1,202	84,344
PG&E Corp.(c)	651	10,637
Sempra	934	66,846
Southern Co. (The)	303	27,206
Xcel Energy, Inc.	157	11,320
		399,405
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $5,226,109)		5,773,840
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.83%
Invesco Private Government Fund, 4.34%(d)(e)(f)	45,100	45,100
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco S&P 500 Minimum Variance ETF (SPMV)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.47%(d)(e)(f)	118,469	$118,505
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $163,605)		163,605
TOTAL INVESTMENTS IN SECURITIES-102.74% (Cost $5,389,714)		5,937,445
OTHER ASSETS LESS LIABILITIES-(2.74)%		(158,575)
NET ASSETS-100.00%		$5,778,870

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,778	$229,988	$(231,766)	$-	$-	$-	$106
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	58,373	2,437,128	(2,450,401)	-	-	45,100	1,740 *
Invesco Private Prime Fund	151,391	4,121,480	(4,154,355)	-	(11)	118,505	4,198 *
Total	$211,542	$6,788,596	$(6,836,522)	$-	$(11)	$163,605	$6,044

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco S&P 500® Momentum ETF (SPMO)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-9.53%
AT&T, Inc.	2,691,428	$73,772,041
Meta Platforms, Inc., Class A	600,050	400,953,410
News Corp., Class A	136,529	3,907,460
News Corp., Class B(b)	41,485	1,339,136
T-Mobile US, Inc.	223,137	60,177,818
		540,149,865
Consumer Discretionary-12.34%
Amazon.com, Inc.(c)	2,559,475	543,325,353
Chipotle Mexican Grill, Inc.(c)	427,187	23,055,282
Deckers Outdoor Corp.(c)	52,153	7,268,042
Garmin Ltd.	74,419	17,036,742
Hilton Worldwide Holdings, Inc.	92,985	24,637,306
NVR, Inc.(b)(c)	759	5,499,395
PulteGroup, Inc.	72,953	7,534,586
Royal Caribbean Cruises Ltd.	64,858	15,961,554
TJX Cos., Inc. (The)	441,515	55,083,411
		699,401,671
Consumer Staples-7.32%
Colgate-Palmolive Co.	352,585	32,145,174
Costco Wholesale Corp.	222,468	233,282,170
Walmart, Inc.(b)	1,514,002	149,295,737
		414,723,081
Energy-2.23%
Diamondback Energy, Inc.	66,998	10,650,002
Kinder Morgan, Inc.	625,104	16,940,318
Marathon Petroleum Corp.	91,454	13,734,562
ONEOK, Inc.	185,860	18,658,486
Phillips 66	123,339	15,995,835
Targa Resources Corp.	126,642	25,546,224
Williams Cos., Inc. (The)	427,017	24,843,849
		126,369,276
Financials-24.59%
Aflac, Inc.	179,609	19,661,797
Allstate Corp. (The)	123,497	24,594,427
American Express Co.	259,130	77,987,765
American International Group, Inc.	233,667	19,380,341
Arthur J. Gallagher & Co.	78,791	26,610,872
Bank of New York Mellon Corp. (The)	365,373	32,499,928
Berkshire Hathaway, Inc., Class B(c)	688,061	353,546,384
Brown & Brown, Inc.(b)(c)	101,118	11,986,528
Cboe Global Markets, Inc.	34,664	7,307,171
Chubb Ltd.	155,003	44,250,256
Citigroup, Inc.	688,576	55,051,651
Fifth Third Bancorp	228,010	9,911,595
Fiserv, Inc.(b)(c)	197,298	46,501,166
Goldman Sachs Group, Inc. (The)	131,902	82,081,296
Hartford Financial Services Group, Inc. (The)	172,121	20,358,472
Intercontinental Exchange, Inc.	222,951	38,621,802
JPMorgan Chase & Co.	1,168,979	309,370,292
KKR & Co., Inc., Class A	438,224	59,418,792
Loews Corp.	68,245	5,914,794
Nasdaq, Inc.	143,270	11,859,891
Progressive Corp. (The)(b)	335,153	94,513,146
	Shares	Value
Financials-(continued)
Prudential Financial, Inc.	136,391	$15,698,604
Synchrony Financial(b)	135,617	8,229,240
W.R. Berkley Corp.	101,361	6,393,852
Willis Towers Watson PLC	34,702	11,786,534
		1,393,536,596
Health Care-10.69%
Amgen, Inc.	194,737	59,990,680
Boston Scientific Corp.(c)	597,996	62,066,005
Cencora, Inc.	58,255	14,769,973
Eli Lilly and Co.	370,430	341,028,971
McKesson Corp.	71,508	45,783,712
Regeneron Pharmaceuticals, Inc.	50,782	35,483,415
Universal Health Services, Inc., Class B	23,588	4,133,797
Vertex Pharmaceuticals, Inc.(c)	88,632	42,524,747
		605,781,300
Industrials-9.98%
Axon Enterprise, Inc.(c)	26,521	14,015,022
Broadridge Financial Solutions, Inc.	36,466	8,796,329
Cintas Corp.	177,206	36,770,245
Eaton Corp. PLC	141,789	41,589,549
General Dynamics Corp.	102,272	25,833,907
General Electric Co.	630,453	130,491,162
Howmet Aerospace, Inc.	211,100	28,836,260
Ingersoll Rand, Inc.	175,260	14,858,543
Leidos Holdings, Inc.	68,634	8,920,361
Parker-Hannifin Corp.	39,660	26,513,107
Republic Services, Inc.	84,676	20,069,905
RTX Corp.	454,717	60,472,814
Trane Technologies PLC	111,639	39,486,714
TransDigm Group, Inc.	23,628	32,304,202
United Rentals, Inc.(b)	22,978	14,759,229
Veralto Corp.(b)	108,320	10,806,003
W.W. Grainger, Inc.(b)	14,735	15,047,529
Wabtec Corp.	60,899	11,288,239
Waste Management, Inc.	107,300	24,977,294
		565,836,414
Information Technology-20.09%
Amphenol Corp., Class A	494,342	32,923,177
Arista Networks, Inc.(c)	523,210	48,684,691
Broadcom, Inc.	1,765,691	352,131,756
Fair Isaac Corp.(c)	13,165	24,833,798
Gartner, Inc.(c)	24,179	12,048,879
GoDaddy, Inc., Class A(c)	91,205	16,371,298
International Business Machines Corp.	331,201	83,608,381
KLA Corp.	45,592	32,317,433
Motorola Solutions, Inc.	73,499	32,355,730
NetApp, Inc.(b)	85,631	8,546,830
NVIDIA Corp.	3,827,123	478,084,205
Seagate Technology Holdings PLC	83,343	8,493,485
Tyler Technologies, Inc.(c)	13,745	8,362,870
		1,138,762,533
Materials-0.62%
Ecolab, Inc.	72,399	19,476,055
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P 500® Momentum ETF (SPMO)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
Martin Marietta Materials, Inc.	17,481	$8,445,770
Packaging Corp. of America	32,200	6,861,498
		34,783,323
Real Estate-0.88%
Iron Mountain, Inc.	169,456	15,788,216
Welltower, Inc.	222,153	34,102,707
		49,890,923
Utilities-1.61%
Constellation Energy Corp.	137,896	34,549,153
NRG Energy, Inc.(b)	130,674	13,813,549
Public Service Enterprise Group, Inc.	163,794	13,291,883
Vistra Corp.	222,884	29,790,675
		91,445,260
Total Common Stocks & Other Equity Interests (Cost $5,370,261,878)		5,660,680,242
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $4,069,692)	4,069,692	4,069,692
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $5,374,331,570)		5,664,749,934
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.56%
Invesco Private Government Fund, 4.34%(d)(e)(f)	8,801,756	$8,801,756
Invesco Private Prime Fund, 4.47%(d)(e)(f)	22,855,760	22,862,617
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,664,373)		31,664,373
TOTAL INVESTMENTS IN SECURITIES-100.51% (Cost $5,405,995,943)		5,696,414,307
OTHER ASSETS LESS LIABILITIES-(0.51)%		(28,669,123)
NET ASSETS-100.00%		$5,667,745,184

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,656,178	$56,218,403	$(53,804,889)	$-	$-	$4,069,692	$43,271
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	943,439	196,319,686	(188,461,369)	-	-	8,801,756	173,354 *
Invesco Private Prime Fund	2,461,876	503,125,258	(482,723,709)	(225)	(583)	22,862,617	449,928 *
Total	$5,061,493	$755,663,347	$(724,989,967)	$(225)	$(583)	$35,734,065	$666,553

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco S&P 500® Momentum ETF (SPMO)—(continued)
February 28, 2025
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P 500 QVM Multi-factor ETF (QVML)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-10.06%
Alphabet, Inc., Class C	257,687	$44,378,855
AT&T, Inc.	197,910	5,424,713
Charter Communications, Inc., Class A(b)	2,888	1,049,990
Comcast Corp., Class A	117,580	4,218,770
Electronic Arts, Inc.	6,739	870,140
Fox Corp., Class A	10,355	596,448
Interpublic Group of Cos., Inc. (The)	11,090	303,866
Live Nation Entertainment, Inc.(b)	4,461	639,529
Meta Platforms, Inc., Class A	55,481	37,072,404
Netflix, Inc.(b)	11,391	11,169,559
News Corp., Class A	14,122	404,172
Omnicom Group, Inc.(c)	6,231	515,677
Paramount Global, Class B(c)	14,435	163,982
Take-Two Interactive Software, Inc.(b)(c)	4,548	964,085
T-Mobile US, Inc.	14,377	3,877,333
Verizon Communications, Inc.	124,331	5,358,666
Walt Disney Co. (The)	52,026	5,920,559
Warner Bros. Discovery, Inc.(b)	60,445	692,700
		123,621,448
Consumer Discretionary-7.74%
Amazon.com, Inc.(b)	235,918	50,080,673
Aptiv PLC (Jersey)(b)	7,002	455,970
Best Buy Co., Inc.	5,497	494,235
Booking Holdings, Inc.	934	4,684,953
BorgWarner, Inc.	6,233	185,557
CarMax, Inc.(b)	4,209	349,221
Carnival Corp.(b)	27,012	646,397
Chipotle Mexican Grill, Inc.(b)	35,958	1,940,653
D.R. Horton, Inc.	9,016	1,143,319
Darden Restaurants, Inc.	3,479	697,400
Deckers Outdoor Corp.(b)	4,087	569,564
eBay, Inc.	13,716	887,974
Expedia Group, Inc.(b)	3,393	671,678
Ford Motor Co.	117,032	1,117,656
Garmin Ltd.	4,145	948,915
General Motors Co.	33,555	1,648,557
Genuine Parts Co.	4,091	510,884
Hasbro, Inc.	3,684	239,865
Home Depot, Inc. (The)	28,271	11,212,279
Las Vegas Sands Corp.	9,644	431,183
Lennar Corp., Class A	7,474	894,115
LKQ Corp.(c)	8,017	338,237
lululemon athletica, inc.(b)	2,602	951,317
MGM Resorts International(b)(c)	6,728	233,865
Mohawk Industries, Inc.(b)	1,523	179,090
NIKE, Inc., Class B	33,546	2,664,559
Norwegian Cruise Line Holdings Ltd.(b)	11,813	268,391
NVR, Inc.(b)	98	710,067
Pool Corp.(c)	1,093	379,271
PulteGroup, Inc.	6,420	663,058
Ralph Lauren Corp.	1,114	302,050
Ross Stores, Inc.	9,255	1,298,662
Royal Caribbean Cruises Ltd.	6,624	1,630,166
Tapestry, Inc.	6,251	533,961
TJX Cos., Inc. (The)	31,373	3,914,096
	Shares	Value
Consumer Discretionary-(continued)
Tractor Supply Co.(c)	15,021	$831,412
Ulta Beauty, Inc.(b)	1,220	446,959
		95,156,209
Consumer Staples-6.76%
Altria Group, Inc.	50,420	2,815,957
Archer-Daniels-Midland Co.	14,316	675,715
Brown-Forman Corp., Class B(c)	4,804	159,060
Bunge Global S.A.	4,190	310,856
Church & Dwight Co., Inc.(c)	7,121	791,855
Clorox Co. (The)	3,512	549,242
Coca-Cola Co. (The)	111,003	7,904,524
Colgate-Palmolive Co.	23,787	2,168,661
Conagra Brands, Inc.	13,157	336,030
Costco Wholesale Corp.	12,151	12,741,660
Dollar General Corp.	6,287	466,370
Dollar Tree, Inc.(b)(c)	5,616	409,182
General Mills, Inc.	15,520	940,822
Hershey Co. (The)(c)	4,116	710,874
Hormel Foods Corp.	9,845	281,862
J.M. Smucker Co. (The)	3,062	338,443
Kellanova	7,428	615,781
Kenvue, Inc.	58,083	1,370,759
Keurig Dr Pepper, Inc.	30,950	1,037,444
Kimberly-Clark Corp.	10,091	1,433,023
Kraft Heinz Co. (The)	25,200	773,892
Kroger Co. (The)	18,526	1,200,855
Lamb Weston Holdings, Inc.(c)	3,980	206,443
McCormick & Co., Inc.	6,802	561,913
Molson Coors Beverage Co., Class B	5,062	310,250
Mondelez International, Inc., Class A	38,420	2,467,717
Monster Beverage Corp.(b)	20,870	1,140,546
PepsiCo, Inc.	40,081	6,151,231
Philip Morris International, Inc. (Switzerland)	45,651	7,088,687
Procter & Gamble Co. (The)	69,204	12,030,423
Sysco Corp.	13,200	997,128
Target Corp.	12,581	1,563,064
The Campbell’s Company(c)	5,520	221,131
Tyson Foods, Inc., Class A	8,302	509,245
Walgreens Boots Alliance, Inc.(c)	18,412	196,640
Walmart, Inc.	118,389	11,674,339
		83,151,624
Energy-3.97%
APA Corp.(c)	10,466	216,646
Baker Hughes Co., Class A	28,806	1,284,460
Chevron Corp.	49,316	7,822,504
ConocoPhillips	38,690	3,836,113
Coterra Energy, Inc.	22,047	595,048
Devon Energy Corp.	21,045	762,250
Diamondback Energy, Inc.	5,752	914,338
EOG Resources, Inc.	16,621	2,109,870
Exxon Mobil Corp.	131,006	14,584,898
Halliburton Co.	27,322	720,481
Hess Corp.	8,031	1,196,137
Kinder Morgan, Inc.	56,687	1,536,218
Marathon Petroleum Corp.	9,630	1,446,233
Occidental Petroleum Corp.	19,631	958,778
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Energy-(continued)
ONEOK, Inc.	17,818	$1,788,749
Phillips 66	12,514	1,622,941
Schlumberger N.V.	42,033	1,751,095
Targa Resources Corp.	6,745	1,360,601
Texas Pacific Land Corp.(c)	698	996,709
Valero Energy Corp.	9,316	1,217,881
Williams Cos., Inc. (The)	36,031	2,096,284
		48,818,234
Financials-16.92%
Aflac, Inc.	15,407	1,686,604
Allstate Corp. (The)	7,893	1,571,891
American Express Co.	15,846	4,769,012
American International Group, Inc.	18,799	1,559,189
Ameriprise Financial, Inc.	2,854	1,533,454
Aon PLC, Class A	6,527	2,670,326
Arch Capital Group Ltd.	11,205	1,041,057
Arthur J. Gallagher & Co.	6,769	2,286,162
Assurant, Inc.	1,527	317,448
Bank of America Corp.	194,736	8,977,330
Bank of New York Mellon Corp. (The)	21,246	1,889,832
Berkshire Hathaway, Inc., Class B(b)	53,621	27,552,078
BlackRock, Inc.	3,764	3,680,364
Blackstone, Inc., Class A	20,018	3,226,101
Brown & Brown, Inc.(b)	7,167	849,576
Capital One Financial Corp.	11,033	2,212,668
Cboe Global Markets, Inc.	3,081	649,475
Charles Schwab Corp. (The)	42,006	3,340,737
Chubb Ltd.	10,997	3,139,424
Cincinnati Financial Corp.	4,728	698,846
Citigroup, Inc.	52,579	4,203,691
Citizens Financial Group, Inc.	13,072	598,305
CME Group, Inc., Class A	10,251	2,601,396
Corpay, Inc.(b)	2,047	751,351
Discover Financial Services	7,162	1,397,951
Erie Indemnity Co., Class A(c)	748	320,196
Everest Group Ltd.	1,298	458,480
FactSet Research Systems, Inc.	1,100	507,914
Fidelity National Information Services, Inc.	15,258	1,085,149
Fifth Third Bancorp	19,791	860,315
Fiserv, Inc.(b)	17,437	4,109,727
Franklin Resources, Inc.	8,532	172,773
Global Payments, Inc.	7,204	758,437
Globe Life, Inc.(c)	2,673	340,620
Goldman Sachs Group, Inc. (The)	9,067	5,642,303
Hartford Financial Services Group, Inc. (The)	8,951	1,058,724
Huntington Bancshares, Inc.	42,413	698,542
Intercontinental Exchange, Inc.	16,377	2,836,988
Invesco Ltd.(d)	15,794	274,658
Jack Henry & Associates, Inc.	2,041	354,297
JPMorgan Chase & Co.	81,641	21,606,291
KeyCorp	28,127	487,160
KKR & Co., Inc., Class A	19,394	2,629,632
Loews Corp.	5,347	463,425
M&T Bank Corp.	5,063	970,678
MarketAxess Holdings, Inc.	1,187	228,842
Marsh & McLennan Cos., Inc.	15,000	3,567,600
Mastercard, Inc., Class A	23,002	13,256,283
MetLife, Inc.	18,071	1,557,359
	Shares	Value
Financials-(continued)
Moody’s Corp.	4,377	$2,205,745
Morgan Stanley	35,961	4,786,769
Nasdaq, Inc.	11,813	977,880
Northern Trust Corp.	5,988	659,997
PayPal Holdings, Inc.(b)	27,314	1,940,660
PNC Financial Services Group, Inc. (The)	11,746	2,254,292
Principal Financial Group, Inc.	6,474	576,445
Progressive Corp. (The)	18,070	5,095,740
Prudential Financial, Inc.	10,800	1,243,080
Raymond James Financial, Inc.	5,371	830,733
Regions Financial Corp.	27,130	643,252
S&P Global, Inc.	9,061	4,836,218
State Street Corp.	8,294	823,014
Synchrony Financial	10,916	662,383
T. Rowe Price Group, Inc.	6,296	665,613
Travelers Cos., Inc. (The)	6,922	1,789,268
Truist Financial Corp.	39,090	1,811,822
U.S. Bancorp	46,639	2,187,369
Visa, Inc., Class A	46,949	17,028,872
W.R. Berkley Corp.	8,865	559,204
Wells Fargo & Co.	101,295	7,933,424
Willis Towers Watson PLC	2,899	984,645
		207,947,086
Health Care-11.65%
Abbott Laboratories	50,646	6,989,654
AbbVie, Inc.	51,859	10,840,087
Agilent Technologies, Inc.	8,013	1,025,023
Align Technology, Inc.(b)	1,928	360,594
Baxter International, Inc.	15,492	534,629
Becton, Dickinson and Co.	8,140	1,835,814
Bio-Techne Corp.	4,308	266,019
Boston Scientific Corp.(b)	41,283	4,284,763
Cardinal Health, Inc.	7,084	917,236
Cencora, Inc.	5,321	1,349,086
Centene Corp.(b)	16,363	951,672
Charles River Laboratories International, Inc.(b)(c)	1,459	241,187
Cigna Group (The)	8,988	2,775,944
Cooper Cos., Inc. (The)(b)	5,827	526,644
CVS Health Corp.	40,717	2,675,921
Danaher Corp.	18,279	3,797,645
DaVita, Inc.(b)	1,456	215,313
Edwards Lifesciences Corp.(b)	16,329	1,169,483
Elevance Health, Inc.	6,857	2,721,406
Eli Lilly and Co.	22,065	20,313,701
GE HealthCare Technologies, Inc.	12,889	1,125,854
Gilead Sciences, Inc.	34,880	3,987,133
HCA Healthcare, Inc.	5,414	1,658,308
Henry Schein, Inc.(b)(c)	3,862	278,721
Hologic, Inc.(b)	6,652	421,670
Humana, Inc.	3,615	977,568
IDEXX Laboratories, Inc.(b)(c)	2,237	977,815
Incyte Corp.(b)	4,622	339,717
Insulet Corp.(b)	1,932	526,026
Intuitive Surgical, Inc.(b)	9,894	5,670,746
IQVIA Holdings, Inc.(b)	4,841	913,981
Johnson & Johnson	71,214	11,751,734
Labcorp Holdings, Inc.	2,514	631,115
McKesson Corp.	3,980	2,548,235
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Medtronic PLC	37,448	$3,445,965
Merck & Co., Inc.	72,242	6,664,325
Moderna, Inc.(b)(c)	9,029	279,538
Molina Healthcare, Inc.(b)	1,615	486,309
Pfizer, Inc.	164,726	4,353,708
Quest Diagnostics, Inc.(c)	3,191	551,724
Regeneron Pharmaceuticals, Inc.	2,870	2,005,384
ResMed, Inc.	4,164	972,377
Revvity, Inc.(c)	3,496	392,076
Solventum Corp.(b)	3,653	291,327
STERIS PLC	2,871	629,495
Stryker Corp.	9,968	3,849,542
Teleflex, Inc.	1,336	177,354
Thermo Fisher Scientific, Inc.	10,559	5,585,289
UnitedHealth Group, Inc.	29,575	14,046,942
Universal Health Services, Inc., Class B	1,681	294,595
Viatris, Inc.	35,304	325,856
West Pharmaceutical Services, Inc.	2,111	490,470
Zimmer Biomet Holdings, Inc.	6,003	626,233
Zoetis, Inc.	12,531	2,095,684
		143,164,637
Industrials-9.43%
3M Co.	15,917	2,469,045
A.O. Smith Corp.	3,586	238,397
Allegion PLC	2,486	319,973
AMETEK, Inc.	6,703	1,268,878
Automatic Data Processing, Inc.	11,659	3,674,684
Axon Enterprise, Inc.(b)	2,021	1,067,997
Broadridge Financial Solutions, Inc.	3,308	797,956
Builders FirstSource, Inc.(b)	3,496	485,909
C.H. Robinson Worldwide, Inc.	3,206	325,794
Carrier Global Corp.(c)	24,690	1,599,912
Caterpillar, Inc.	14,135	4,861,733
Cintas Corp.	10,274	2,131,855
Copart, Inc.(b)	24,821	1,360,191
CSX Corp.	58,978	1,887,886
Cummins, Inc.	3,915	1,441,425
Dayforce, Inc.(b)(c)	4,332	268,541
Deere & Co.	7,474	3,593,425
Delta Air Lines, Inc.	18,035	1,084,264
Dover Corp.	3,918	778,781
Eaton Corp. PLC	11,532	3,382,566
Emerson Electric Co.	16,203	1,970,447
Equifax, Inc.	3,448	845,450
Expeditors International of Washington, Inc.	3,957	464,394
Fastenal Co.	16,863	1,277,035
FedEx Corp.	6,803	1,788,509
Fortive Corp.	9,993	794,843
GE Vernova, Inc.	7,488	2,509,828
Generac Holdings, Inc.(b)(c)	1,826	248,610
General Dynamics Corp.	7,709	1,947,293
General Electric Co.	32,748	6,778,181
Honeywell International, Inc.	18,460	3,929,949
Howmet Aerospace, Inc.	11,660	1,592,756
Hubbell, Inc.	1,507	559,986
Huntington Ingalls Industries, Inc.	1,246	218,773
IDEX Corp.	2,207	428,886
Illinois Tool Works, Inc.	7,715	2,036,606
	Shares	Value
Industrials-(continued)
Ingersoll Rand, Inc.	11,489	$974,037
J.B. Hunt Transport Services, Inc.	2,290	369,125
Jacobs Solutions, Inc.	3,682	471,701
Johnson Controls International PLC	18,660	1,598,416
L3Harris Technologies, Inc.(b)	5,693	1,173,384
Leidos Holdings, Inc.	3,944	512,602
Lockheed Martin Corp.	6,232	2,806,706
Masco Corp.	6,240	469,123
Norfolk Southern Corp.	7,044	1,731,063
Northrop Grumman Corp.	3,941	1,819,717
Old Dominion Freight Line, Inc.	5,772	1,018,758
PACCAR, Inc.	14,860	1,593,586
Parker-Hannifin Corp.	3,671	2,454,100
Paychex, Inc.(c)	9,257	1,404,009
Paycom Software, Inc.	1,318	289,261
Pentair PLC	4,688	441,610
Quanta Services, Inc.	4,267	1,107,841
Republic Services, Inc.	6,003	1,422,831
Rollins, Inc.	7,850	411,262
RTX Corp.	38,777	5,156,953
Snap-on, Inc.	1,493	509,367
Southwest Airlines Co.	16,337	507,427
Stanley Black & Decker, Inc.(c)	4,454	385,405
Textron, Inc.	5,568	416,097
Trane Technologies PLC	6,532	2,310,368
TransDigm Group, Inc.	1,591	2,175,215
Uber Technologies, Inc.(b)	69,155	5,256,472
Union Pacific Corp.	17,857	4,405,143
United Airlines Holdings, Inc.(b)	9,003	844,571
United Parcel Service, Inc., Class B	21,535	2,563,311
United Rentals, Inc.	2,030	1,303,910
Veralto Corp.	7,082	706,500
Verisk Analytics, Inc.	4,118	1,222,675
W.W. Grainger, Inc.	1,306	1,333,700
Wabtec Corp.	4,827	894,733
Waste Management, Inc.	10,894	2,535,905
Xylem, Inc.	7,094	928,534
		115,956,176
Information Technology-26.48%
Accenture PLC, Class A (Ireland)	17,440	6,077,840
Adobe, Inc.(b)	11,654	5,110,978
Advanced Micro Devices, Inc.(b)	47,736	4,766,917
Amphenol Corp., Class A	33,287	2,216,914
Analog Devices, Inc.	13,934	3,205,656
ANSYS, Inc.(b)	2,479	826,127
Apple, Inc.	410,267	99,218,971
Applied Materials, Inc.	23,640	3,736,775
Arista Networks, Inc.(b)	27,250	2,535,613
Autodesk, Inc.(b)	5,703	1,563,820
Broadcom, Inc.	115,201	22,974,535
CDW Corp.	3,664	652,925
Cisco Systems, Inc.	113,883	7,301,039
Cognizant Technology Solutions Corp., Class A	13,751	1,145,871
Corning, Inc.	22,034	1,105,005
CrowdStrike Holdings, Inc., Class A(b)	6,166	2,402,644
Dell Technologies, Inc., Class C	8,616	885,380
EPAM Systems, Inc.(b)	1,562	321,991
F5, Inc.(b)	1,613	471,690
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Fair Isaac Corp.(b)	737	$1,390,240
First Solar, Inc.(b)(c)	2,836	386,206
Fortinet, Inc.(b)	17,232	1,861,228
Gartner, Inc.(b)	2,140	1,066,405
Gen Digital, Inc.	15,661	428,015
GoDaddy, Inc., Class A(b)	3,710	665,945
Hewlett Packard Enterprise Co.	35,231	697,926
HP, Inc.	28,112	867,817
International Business Machines Corp.	25,487	6,433,938
Intuit, Inc.	7,500	4,603,800
Jabil, Inc.	3,251	503,645
Juniper Networks, Inc.	9,118	330,072
Keysight Technologies, Inc.(b)	5,046	804,988
KLA Corp.	3,773	2,674,453
Lam Research Corp.	34,470	2,645,228
Microchip Technology, Inc.	16,633	979,018
Micron Technology, Inc.	29,778	2,788,114
Monolithic Power Systems, Inc.	1,257	768,040
Motorola Solutions, Inc.	4,876	2,146,513
NetApp, Inc.	5,728	571,712
NVIDIA Corp.	684,123	85,460,645
NXP Semiconductors N.V. (China)	7,456	1,607,439
ON Semiconductor Corp.(b)	12,533	589,678
Oracle Corp.	46,303	7,689,076
Palo Alto Networks, Inc.(b)	17,603	3,352,139
PTC, Inc.(b)	3,345	547,342
QUALCOMM, Inc.	30,943	4,863,311
Roper Technologies, Inc.	3,053	1,784,479
Salesforce, Inc.	25,183	7,500,757
Sandisk Corp.(b)	1	47
Seagate Technology Holdings PLC(c)	6,071	618,696
Skyworks Solutions, Inc.(c)	4,354	290,238
Super Micro Computer, Inc.(b)	11,986	496,940
Synopsys, Inc.(b)	4,694	2,146,472
TE Connectivity PLC (Switzerland)	8,548	1,316,648
Teledyne Technologies, Inc.(b)	1,358	699,397
Teradyne, Inc.	4,176	458,775
Texas Instruments, Inc.	27,072	5,305,841
Tyler Technologies, Inc.(b)	1,246	758,104
Western Digital Corp.(b)(c)	9,243	452,260
Zebra Technologies Corp., Class A(b)	1,464	461,233
		325,533,511
Materials-2.07%
Amcor PLC	42,449	429,584
Avery Dennison Corp.	2,255	423,872
Ball Corp.	9,176	483,483
Celanese Corp.	3,001	152,871
CF Industries Holdings, Inc.	5,018	406,558
Corteva, Inc.	20,156	1,269,425
Dow, Inc.	20,654	787,124
DuPont de Nemours, Inc.	11,903	973,308
Eastman Chemical Co.	3,368	329,559
Ecolab, Inc.	7,177	1,930,685
FMC Corp.	3,730	137,637
Freeport-McMoRan, Inc.	41,350	1,526,228
International Flavors & Fragrances, Inc.	7,459	610,221
International Paper Co.	10,477	590,379
Linde PLC	14,051	6,562,520
LyondellBasell Industries N.V., Class A	7,899	606,880
	Shares	Value
Materials-(continued)
Martin Marietta Materials, Inc.	1,858	$897,674
Mosaic Co. (The)	8,833	211,285
Nucor Corp.	7,397	1,016,866
Packaging Corp. of America	2,550	543,380
PPG Industries, Inc.	6,787	768,424
Sherwin-Williams Co. (The)	6,937	2,513,067
Smurfit WestRock PLC	14,165	737,572
Steel Dynamics, Inc.	4,575	617,945
Vulcan Materials Co.	3,896	963,520
		25,490,067
Real Estate-1.90%
Alexandria Real Estate Equities, Inc.	4,666	477,145
AvalonBay Communities, Inc.(c)	4,138	935,933
BXP, Inc.(c)	3,985	282,656
Camden Property Trust	3,039	377,018
CBRE Group, Inc., Class A(b)	8,542	1,212,451
Digital Realty Trust, Inc.	9,001	1,407,036
Equity Residential	10,091	748,449
Essex Property Trust, Inc.	1,894	590,114
Extra Space Storage, Inc.	6,342	967,536
Federal Realty Investment Trust	2,072	218,430
Healthpeak Properties, Inc.	19,664	402,325
Host Hotels & Resorts, Inc.	19,154	308,954
Invitation Homes, Inc.	16,449	559,431
Kimco Realty Corp.	19,690	435,149
Mid-America Apartment Communities, Inc.	3,398	571,272
Prologis, Inc.	27,021	3,348,442
Public Storage	4,755	1,443,713
Realty Income Corp.	25,513	1,455,006
Regency Centers Corp.	4,638	355,735
Simon Property Group, Inc.	8,923	1,660,481
UDR, Inc.	9,117	411,906
Ventas, Inc.	12,227	845,864
VICI Properties, Inc.	30,512	991,335
Welltower, Inc.	17,390	2,669,539
Weyerhaeuser Co.	21,276	640,408
		23,316,328
Utilities-2.92%
AES Corp. (The)(c)	19,120	221,601
Alliant Energy Corp.(c)	7,520	485,266
Ameren Corp.	7,818	793,996
American Electric Power Co., Inc.	15,885	1,684,604
American Water Works Co., Inc.	5,708	776,117
Atmos Energy Corp.	4,710	716,532
CenterPoint Energy, Inc.	18,912	650,195
CMS Energy Corp.	8,751	639,261
Consolidated Edison, Inc.	10,483	1,064,234
Constellation Energy Corp.	9,510	2,382,683
Dominion Energy, Inc.	25,434	1,440,073
DTE Energy Co.	6,044	808,083
Duke Energy Corp.	23,048	2,707,909
Edison International	11,639	633,627
Entergy Corp.	12,617	1,101,590
Evergy, Inc.(b)	6,705	462,042
Eversource Energy	10,786	679,626
Exelon Corp.	30,076	1,329,359
FirstEnergy Corp.	15,213	589,808
NextEra Energy, Inc.	61,110	4,288,089
NiSource, Inc.	13,020	531,346
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
NRG Energy, Inc.	6,162	$651,385
PG&E Corp.	65,279	1,066,659
Pinnacle West Capital Corp.(c)	3,220	297,979
PPL Corp.	22,044	776,169
Public Service Enterprise Group, Inc.	15,349	1,245,571
Sempra	18,953	1,356,466
Southern Co. (The)	32,733	2,939,096
Vistra Corp.	10,509	1,404,633
WEC Energy Group, Inc.	9,310	993,284
Xcel Energy, Inc.(c)	16,564	1,194,264
		35,911,547
Total Common Stocks & Other Equity Interests (Cost $942,150,013)		1,228,066,867
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $50,066)	50,066	50,066
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $942,200,079)		1,228,116,933
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.48%
Invesco Private Government Fund, 4.34%(d)(e)(f)	4,582,457	$4,582,457
Invesco Private Prime Fund, 4.47%(d)(e)(f)	13,573,154	13,577,226
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,159,683)		18,159,683
TOTAL INVESTMENTS IN SECURITIES-101.38% (Cost $960,359,762)		1,246,276,616
OTHER ASSETS LESS LIABILITIES-(1.38)%		(16,987,402)
NET ASSETS-100.00%		$1,229,289,214

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Invesco Ltd.	$183,324	$154,625	$(62,132)	$30,317	$(31,476)	$274,658	$5,503
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	12,957	8,384,292	(8,347,183)	-	-	50,066	13,102
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,884,175	45,662,783	(43,964,501)	-	-	4,582,457	109,502 *
Invesco Private Prime Fund	7,510,966	101,667,940	(95,600,971)	(499)	(210)	13,577,226	285,196 *
Total	$10,591,422	$155,869,640	$(147,974,787)	$29,818	$(31,686)	$18,484,407	$413,303

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
February 28, 2025
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-1.09%
Frontier Communications Parent, Inc.(b)	29,006	$1,043,926
New York Times Co. (The), Class A	20,941	1,007,053
Nexstar Media Group, Inc., Class A	4,085	690,978
Warner Music Group Corp., Class A(c)	18,658	628,774
ZoomInfo Technologies, Inc., Class A(b)(c)	37,400	436,084
		3,806,815
Consumer Discretionary-13.65%
Abercrombie & Fitch Co., Class A(b)	7,273	749,046
Aramark	34,278	1,270,000
Autoliv, Inc. (Sweden)	9,519	926,675
AutoNation, Inc.(b)	3,499	638,113
Boyd Gaming Corp.	8,743	666,741
Brunswick Corp.(c)	9,207	560,246
Burlington Stores, Inc.(b)	7,919	1,974,444
Chewy, Inc., Class A(b)	18,978	707,120
Churchill Downs, Inc.(c)	9,808	1,162,248
Columbia Sportswear Co.(c)	4,147	360,125
Crocs, Inc.(b)	7,220	718,895
Dick’s Sporting Goods, Inc.	7,099	1,597,985
Duolingo, Inc.(b)	4,932	1,539,129
Floor & Decor Holdings, Inc., Class A(b)(c)	13,842	1,337,552
GameStop Corp., Class A(b)(c)	50,750	1,270,780
Gap, Inc. (The)	27,767	627,812
Gentex Corp.(c)	29,643	720,918
Goodyear Tire & Rubber Co. (The)(b)(c)	39,438	372,689
Graham Holdings Co., Class B	458	450,567
Grand Canyon Education, Inc.(b)	3,674	660,659
H&R Block, Inc.	19,185	1,045,774
Harley-Davidson, Inc.	15,627	402,551
Hilton Grand Vacations, Inc.(b)(c)	8,634	370,399
Hyatt Hotels Corp., Class A	5,761	812,013
KB Home	10,505	640,805
Lear Corp.	7,070	664,509
Light & Wonder, Inc.(b)(c)	11,998	1,337,537
Lithia Motors, Inc., Class A	3,553	1,223,795
Macy’s, Inc.(c)	35,305	506,627
Marriott Vacations Worldwide Corp.	4,390	331,182
Mattel, Inc.(b)	43,922	935,539
Murphy USA, Inc.	2,435	1,142,599
Nordstrom, Inc.	12,338	299,690
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	6,986	723,121
Penske Automotive Group, Inc.	2,480	418,450
Polaris, Inc.(c)	7,242	325,311
PVH Corp.	7,201	538,923
Service Corp. International	19,564	1,584,684
Skechers U.S.A., Inc., Class A(b)(c)	15,557	948,821
Taylor Morrison Home Corp., Class A(b)	14,861	916,032
Tempur Sealy International, Inc.	22,875	1,461,255
Texas Roadhouse, Inc.	9,305	1,712,957
Thor Industries, Inc.(c)	7,304	725,945
Toll Brothers, Inc.	15,547	1,735,667
TopBuild Corp.(b)	4,225	1,294,498
Travel + Leisure Co.	9,440	526,941
Under Armour, Inc., Class A(b)(c)	37,602	256,070
Valvoline, Inc.(b)	16,843	621,170
Visteon Corp.(b)	3,605	312,626
	Shares	Value
Consumer Discretionary-(continued)
Wendy’s Co. (The)	23,462	$363,661
Whirlpool Corp.	6,387	650,133
Williams-Sonoma, Inc.	15,235	2,964,426
Wyndham Hotels & Resorts, Inc.	9,736	1,054,701
YETI Holdings, Inc.(b)(c)	9,930	353,905
		47,514,061
Consumer Staples-4.54%
BJ’s Wholesale Club Holdings, Inc., Class C(b)	16,734	1,694,485
Boston Beer Co., Inc. (The), Class A(b)	1,159	282,529
Casey’s General Stores, Inc.	4,770	1,975,782
Celsius Holdings, Inc.(b)(c)	19,467	500,107
Coca-Cola Consolidated, Inc.	823	1,166,290
Coty, Inc., Class A(b)(c)	46,109	262,360
Darling Ingredients, Inc.(b)(c)	22,592	815,345
Flowers Foods, Inc.	27,107	507,985
Ingredion, Inc.	8,639	1,128,340
Lancaster Colony Corp.	2,406	459,919
Performance Food Group Co.(b)	20,208	1,720,509
Pilgrim’s Pride Corp.(b)(c)	5,382	292,727
Post Holdings, Inc.(b)(c)	6,244	708,757
Sprouts Farmers Market, Inc.(b)	13,630	2,022,692
US Foods Holding Corp.(b)	31,829	2,281,503
		15,819,330
Energy-5.09%
Antero Midstream Corp.	46,325	785,209
Antero Resources Corp.(b)	37,868	1,389,756
ChampionX Corp.	25,998	774,740
Chord Energy Corp.	8,606	983,666
Civitas Resources, Inc.	12,576	482,164
CNX Resources Corp.(b)(c)	21,211	612,998
DT Midstream, Inc.	13,336	1,281,456
Expand Energy Corp.	26,754	2,645,436
HF Sinclair Corp.	22,206	783,206
Matador Resources Co.	15,828	828,438
Murphy Oil Corp.	19,549	517,853
NOV, Inc.	53,483	797,966
Ovintiv, Inc.	36,976	1,606,977
PBF Energy, Inc., Class A	13,321	285,469
Permian Resources Corp.	86,291	1,215,840
Range Resources Corp.	31,382	1,164,900
Valaris Ltd.(b)(c)	8,742	312,089
Viper Energy, Inc.	14,155	659,198
Weatherford International PLC	9,750	603,622
		17,730,983
Financials-19.13%
Affiliated Managers Group, Inc.	3,845	656,918
Ally Financial, Inc.	37,251	1,382,012
American Financial Group, Inc.	9,861	1,245,247
Associated Banc-Corp	21,551	535,542
Bank OZK(c)	14,470	694,705
Brighthouse Financial, Inc.(b)	8,534	506,152
Cadence Bank(c)	24,356	807,645
Carlyle Group, Inc. (The)	26,640	1,327,738
CNO Financial Group, Inc.	14,415	600,961
Columbia Banking System, Inc.	28,217	754,240
Commerce Bancshares, Inc.	16,554	1,076,838
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Cullen/Frost Bankers, Inc.	8,488	$1,163,111
East West Bancorp, Inc.	18,809	1,776,134
Essent Group Ltd.	14,458	833,070
Euronet Worldwide, Inc.(b)	5,562	569,883
Evercore, Inc., Class A	4,817	1,164,751
F.N.B. Corp.	49,408	733,215
Federated Hermes, Inc., Class B	10,561	409,239
Fidelity National Financial, Inc.	35,729	2,305,592
First American Financial Corp.	14,386	945,016
First Financial Bankshares, Inc.(c)	17,186	647,225
First Horizon Corp.	71,691	1,544,224
FirstCash Holdings, Inc.	5,076	569,933
Glacier Bancorp, Inc.(c)	15,304	747,447
Hamilton Lane, Inc., Class A	5,864	916,660
Hancock Whitney Corp.	11,423	652,596
Hanover Insurance Group, Inc. (The)	4,947	843,612
Home BancShares, Inc.	25,484	763,246
Houlihan Lokey, Inc.	7,325	1,269,789
Interactive Brokers Group, Inc., Class A	15,104	3,087,258
International Bancshares Corp.	7,167	480,189
Janus Henderson Group PLC	16,983	716,683
Jefferies Financial Group, Inc.	20,862	1,381,064
Kemper Corp.	8,334	563,212
Kinsale Capital Group, Inc.	2,910	1,256,683
MGIC Investment Corp.	36,211	891,153
Morningstar, Inc.	3,496	1,096,765
Old National Bancorp	41,694	990,233
Old Republic International Corp.	33,166	1,277,223
Pinnacle Financial Partners, Inc.	10,533	1,203,501
Primerica, Inc.	4,733	1,372,570
Prosperity Bancshares, Inc.	12,832	984,984
Reinsurance Group of America, Inc.	9,356	1,896,368
RenaissanceRe Holdings Ltd. (Bermuda)	7,197	1,710,151
RLI Corp.	11,312	860,730
SEI Investments Co.	12,387	991,579
Selective Insurance Group, Inc.	8,432	725,531
Shift4 Payments, Inc., Class A(b)(c)	9,546	942,668
SLM Corp.	29,313	884,959
SouthState Corp.(c)	9,998	1,007,798
Starwood Property Trust, Inc.(c)	41,616	853,960
Stifel Financial Corp.	13,758	1,460,962
Synovus Financial Corp.	19,139	992,931
Texas Capital Bancshares, Inc.(b)	6,339	501,795
UMB Financial Corp.	5,891	649,954
United Bankshares, Inc.	17,945	648,532
Unum Group	23,473	1,931,593
Valley National Bancorp	62,764	617,598
Voya Financial, Inc.(c)	14,898	1,076,529
Webster Financial Corp.	23,136	1,303,020
Western Alliance Bancorporation	14,644	1,272,856
Western Union Co. (The)	44,353	480,343
WEX, Inc.(b)(c)	5,688	893,585
Wintrust Financial Corp.	8,890	1,106,538
Zions Bancorporation N.A.	19,792	1,069,560
		66,623,799
Health Care-7.25%
Acadia Healthcare Co., Inc.(b)(c)	12,336	369,833
Avantor, Inc.(b)(c)	82,423	1,376,464
BioMarin Pharmaceutical, Inc.(b)	24,808	1,765,337
	Shares	Value
Health Care-(continued)
Bio-Rad Laboratories, Inc., Class A(b)(c)	2,485	$658,923
Bruker Corp.(c)	14,050	663,441
Chemed Corp.	2,110	1,267,688
Doximity, Inc., Class A(b)	16,511	1,164,026
Encompass Health Corp.	13,301	1,331,962
Ensign Group, Inc. (The)(c)	7,545	974,437
Envista Holdings Corp.(b)(c)	24,355	486,613
Exelixis, Inc.(b)	38,245	1,479,699
Globus Medical, Inc., Class A(b)(c)	15,158	1,217,491
Halozyme Therapeutics, Inc.(b)	16,821	994,962
HealthEquity, Inc.(b)(c)	11,861	1,301,863
Jazz Pharmaceuticals PLC(b)(c)	8,144	1,168,908
Lantheus Holdings, Inc.(b)(c)	8,817	827,211
LivaNova PLC(b)	7,223	300,694
Masimo Corp.(b)(c)	5,728	1,081,275
Medpace Holdings, Inc.(b)	3,338	1,092,594
Neogen Corp.(b)(c)	29,067	292,123
Option Care Health, Inc.(b)(c)	22,326	747,921
Perrigo Co. PLC	18,576	538,704
Roivant Sciences Ltd.(b)(c)	59,710	641,286
Tenet Healthcare Corp.(b)	12,682	1,605,414
United Therapeutics Corp.(b)	5,947	1,903,337
		25,252,206
Industrials-22.28%
AAON, Inc.	8,991	690,509
Acuity Brands, Inc.	3,988	1,184,955
Advanced Drainage Systems, Inc.	9,601	1,069,455
AECOM	18,144	1,815,307
AGCO Corp.(c)	8,281	803,009
American Airlines Group, Inc.(b)(c)	70,719	1,014,818
Applied Industrial Technologies, Inc.	5,061	1,268,185
Brink’s Co. (The)	5,893	554,178
BWX Technologies, Inc.	12,647	1,314,909
CACI International, Inc., Class A(b)	3,154	1,056,117
Carlisle Cos., Inc.	6,486	2,210,169
Clean Harbors, Inc.(b)	6,868	1,466,661
CNH Industrial N.V.	119,564	1,539,984
Comfort Systems USA, Inc.	4,846	1,760,697
Concentrix Corp.(c)	6,239	281,753
Core & Main, Inc., Class A(b)	22,920	1,169,149
Crane Co.	6,881	1,121,534
Curtiss-Wright Corp.	5,007	1,610,552
Donaldson Co., Inc.	16,878	1,166,101
EMCOR Group, Inc.	6,463	2,642,785
EnerSys	5,280	535,867
ESAB Corp.	7,414	928,974
ExlService Holdings, Inc.(b)	20,990	1,016,966
Exponent, Inc.	6,874	581,953
Flowserve Corp.	17,027	937,166
Fluor Corp.(b)	22,412	852,328
Fortune Brands Innovations, Inc.(c)	16,245	1,051,376
FTI Consulting, Inc.(b)(c)	4,696	777,658
GATX Corp.	4,647	776,281
Genpact Ltd.	21,868	1,163,815
Graco, Inc.	22,304	1,942,009
GXO Logistics, Inc.(b)(c)	19,235	758,244
Hexcel Corp.	10,684	677,045
Insperity, Inc.	4,506	396,393
ITT, Inc.	10,826	1,529,064
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
KBR, Inc.	17,829	$874,156
Kirby Corp.(b)	8,137	848,038
Knight-Swift Transportation Holdings, Inc.	21,948	1,107,057
Landstar System, Inc.	4,588	728,574
Lincoln Electric Holdings, Inc.	7,689	1,589,239
ManpowerGroup, Inc.	6,570	378,629
MasTec, Inc.(b)	8,487	1,108,317
Maximus, Inc.	8,251	537,965
Middleby Corp. (The)(b)(c)	6,975	1,153,735
MSA Safety, Inc.	5,005	819,319
MSC Industrial Direct Co., Inc., Class A	6,001	482,240
Mueller Industries, Inc.	14,229	1,140,881
Nextracker, Inc., Class A(b)	19,485	857,730
nVent Electric PLC	22,583	1,362,658
Oshkosh Corp.	9,439	965,610
Owens Corning	11,776	1,813,975
Parsons Corp.(b)	6,134	357,122
Paylocity Holding Corp.(b)	5,808	1,186,516
RBC Bearings, Inc.(b)(c)	3,775	1,355,980
Regal Rexnord Corp.	8,790	1,137,426
Ryder System, Inc.	5,826	958,202
Saia, Inc.(b)(c)	3,773	1,544,817
Science Applications International Corp.(c)	7,314	722,550
Sensata Technologies Holding PLC	20,677	596,532
Simpson Manufacturing Co., Inc.	5,405	888,582
Terex Corp.	9,456	384,859
Tetra Tech, Inc.	34,262	1,000,108
Timken Co. (The)	8,353	676,593
Toro Co. (The)	13,341	1,070,082
Trex Co., Inc.(b)	13,321	821,773
UFP Industries, Inc.	8,195	876,865
Valmont Industries, Inc.	2,764	962,895
Watsco, Inc.(c)	4,868	2,455,079
Watts Water Technologies, Inc., Class A	3,495	749,957
WESCO International, Inc.	6,280	1,133,352
Woodward, Inc.	7,772	1,468,869
XPO, Inc.(b)	14,627	1,798,536
		77,580,784
Information Technology-9.36%
Altair Engineering, Inc., Class A(b)(c)	7,778	868,025
Amkor Technology, Inc.	14,707	310,318
AppFolio, Inc., Class A(b)(c)	3,003	644,143
Arrow Electronics, Inc.(b)(c)	6,786	733,363
ASGN, Inc.(b)	5,980	402,932
Aspen Technology, Inc.(b)(c)	3,440	912,460
Avnet, Inc.	11,644	588,488
Belden, Inc.(c)	5,256	578,318
Ciena Corp.(b)(c)	17,879	1,422,632
Cirrus Logic, Inc.(b)	6,859	714,776
Cognex Corp.	24,170	792,776
Coherent Corp.(b)	19,298	1,451,017
Commvault Systems, Inc.(b)	5,686	969,804
Crane NXT Co.(c)	6,584	367,519
DocuSign, Inc.(b)	22,409	1,863,756
Dolby Laboratories, Inc., Class A	7,601	620,318
Dynatrace, Inc.(b)	38,792	2,220,842
Fabrinet (Thailand)(b)(c)	4,624	925,031
Flex Ltd.(b)	52,797	2,000,478
IPG Photonics Corp.(b)(c)	3,595	209,193
	Shares	Value
Information Technology-(continued)
Kyndryl Holdings, Inc.(b)	29,238	$1,113,383
Lattice Semiconductor Corp.(b)(c)	16,153	1,006,978
Littelfuse, Inc.	3,206	744,145
MACOM Technology Solutions Holdings, Inc.(b)	7,254	838,998
Manhattan Associates, Inc.(b)	7,560	1,337,213
MKS Instruments, Inc.	8,760	804,343
Novanta, Inc.(b)	4,700	679,808
Onto Innovation, Inc.(b)	6,290	916,201
Pure Storage, Inc., Class A(b)	34,407	1,805,335
Qualys, Inc.(b)(c)	4,860	638,896
Silicon Laboratories, Inc.(b)(c)	3,611	506,623
Synaptics, Inc.(b)(c)	4,982	329,509
TD SYNNEX Corp.	9,598	1,319,629
Teradata Corp.(b)(c)	11,912	283,982
Universal Display Corp.	5,893	905,283
Vontier Corp.	20,142	752,304
		32,578,819
Materials-6.82%
Alcoa Corp.	39,608	1,316,966
AptarGroup, Inc.	8,776	1,287,878
Arcadium Lithium PLC (Argentina)(b)(c)	143,782	839,687
Ashland, Inc.	6,589	400,743
Avient Corp.	12,394	530,091
Axalta Coating Systems Ltd.(b)	29,723	1,076,270
Berry Global Group, Inc.	15,959	1,151,761
Cabot Corp.	7,447	640,442
Cleveland-Cliffs, Inc.(b)(c)	66,637	722,345
Commercial Metals Co.	14,984	725,825
Crown Holdings, Inc.(c)	16,234	1,455,053
Eagle Materials, Inc.	4,865	1,100,512
Graphic Packaging Holding Co.(c)	40,076	1,069,228
Greif, Inc., Class A(c)	3,551	203,330
Knife River Corp.(b)	7,233	692,053
Louisiana-Pacific Corp.	8,253	822,577
Magnera Corp.(b)	1	21
NewMarket Corp.	1,010	575,811
Olin Corp.	17,388	441,481
Reliance, Inc.	7,507	2,230,780
Royal Gold, Inc.	8,181	1,202,607
RPM International, Inc.	17,424	2,158,659
Silgan Holdings, Inc.	11,128	604,362
Sonoco Products Co.	12,828	613,435
United States Steel Corp.(c)	34,055	1,369,692
Westlake Corp.	4,649	522,083
		23,753,692
Real Estate-7.45%
Agree Realty Corp.	13,518	997,628
American Homes 4 Rent, Class A	42,129	1,559,194
Brixmor Property Group, Inc.	40,661	1,136,881
COPT Defense Properties(c)	14,865	401,801
Cousins Properties, Inc.	20,845	632,229
CubeSmart	31,241	1,289,628
EastGroup Properties, Inc.	6,477	1,184,319
EPR Properties	10,408	552,353
First Industrial Realty Trust, Inc.	17,935	1,023,730
Gaming and Leisure Properties, Inc.	37,265	1,868,840
Healthcare Realty Trust, Inc.	49,848	853,896
Independence Realty Trust, Inc.(c)	29,759	648,746
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Real Estate-(continued)
Jones Lang LaSalle, Inc.(b)	6,308	$1,715,082
Kilroy Realty Corp.	13,931	497,337
Kite Realty Group Trust(c)	30,101	690,216
Lamar Advertising Co., Class A	11,873	1,474,983
National Storage Affiliates Trust(c)	9,731	375,811
NNN REIT, Inc.	24,770	1,051,486
Omega Healthcare Investors, Inc.	35,158	1,295,221
Park Hotels & Resorts, Inc.(c)	27,206	334,090
PotlatchDeltic Corp.	9,597	445,589
Rayonier, Inc.	18,598	492,661
Rexford Industrial Realty, Inc.	29,522	1,219,849
Sabra Health Care REIT, Inc.	32,403	538,214
STAG Industrial, Inc.	24,518	882,158
Vornado Realty Trust(c)	20,945	880,528
W.P. Carey, Inc.(c)	29,311	1,882,059
		25,924,529
Utilities-3.22%
ALLETE, Inc.	7,478	491,230
Black Hills Corp.	9,568	585,370
Essential Utilities, Inc.	34,036	1,292,687
IDACORP, Inc.(c)	7,284	858,857
National Fuel Gas Co.	12,350	928,720
New Jersey Resources Corp.	13,890	671,998
NorthWestern Energy Group, Inc.	8,455	472,888
OGE Energy Corp.(c)	27,433	1,269,599
ONE Gas, Inc.	8,130	610,970
Ormat Technologies, Inc.	7,104	496,143
Portland General Electric Co.	14,289	640,576
Southwest Gas Holdings, Inc.	8,224	617,211
Spire, Inc.	8,062	619,645
TXNM Energy, Inc.(c)	12,294	642,362
UGI Corp.(c)	29,649	1,012,810
		11,211,066
Total Common Stocks & Other Equity Interests (Cost $290,930,235)		347,796,084
	Shares	Value
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $227,128)	227,128	$227,128
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $291,157,363)		348,023,212
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.91%
Invesco Private Government Fund, 4.34%(d)(e)(f)	15,022,175	15,022,175
Invesco Private Prime Fund, 4.47%(d)(e)(f)	40,352,825	40,364,931
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $55,387,106)		55,387,106
TOTAL INVESTMENTS IN SECURITIES-115.85% (Cost $346,544,469)		403,410,318
OTHER ASSETS LESS LIABILITIES-(15.85)%		(55,200,226)
NET ASSETS-100.00%		$348,210,092

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$269,035	$2,740,202	$(2,782,109)	$-	$-	$227,128	$3,267
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
February 28, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$11,496,566	$56,522,741	$(52,997,132)	$-	$-	$15,022,175	$298,415 *
Invesco Private Prime Fund	26,933,411	119,766,593	(106,331,578)	(2,060)	(1,435)	40,364,931	791,490 *
Total	$38,699,012	$179,029,536	$(162,110,819)	$(2,060)	$(1,435)	$55,614,234	$1,093,172

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco S&P MidCap Low Volatility ETF (XMLV)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-1.12%
New York Times Co. (The), Class A	182,541	$8,778,397
Consumer Discretionary-6.56%
Aramark	219,068	8,116,469
Choice Hotels International, Inc.(b)	54,029	7,741,816
Churchill Downs, Inc.	69,342	8,217,027
Gentex Corp.(b)	375,929	9,142,593
Penske Automotive Group, Inc.	49,533	8,357,703
Service Corp. International	122,976	9,961,056
		51,536,664
Consumer Staples-6.04%
Flowers Foods, Inc.	567,056	10,626,629
Ingredion, Inc.	66,250	8,652,913
Performance Food Group Co.(c)	96,821	8,243,340
Post Holdings, Inc.(b)(c)	98,080	11,133,061
US Foods Holding Corp.(c)	123,453	8,849,111
		47,505,054
Energy-1.23%
Antero Midstream Corp.	568,492	9,635,939
Financials-25.46%
Affiliated Managers Group, Inc.	49,152	8,397,619
American Financial Group, Inc.	78,865	9,959,072
Annaly Capital Management, Inc.(b)	489,020	10,738,879
Commerce Bancshares, Inc.	130,691	8,501,450
Essent Group Ltd.	147,550	8,501,831
Euronet Worldwide, Inc.(c)	86,679	8,881,130
Federated Hermes, Inc., Class B	268,988	10,423,285
Fidelity National Financial, Inc.	148,807	9,602,516
First American Financial Corp.	130,817	8,593,369
Hanover Insurance Group, Inc. (The)	59,866	10,208,949
Janus Henderson Group PLC	197,990	8,355,178
MGIC Investment Corp.	345,895	8,512,476
Morningstar, Inc.	28,653	8,989,019
Old Republic International Corp.	299,749	11,543,334
Primerica, Inc.	33,265	9,646,850
Reinsurance Group of America, Inc.	43,594	8,836,068
RLI Corp.	129,019	9,817,056
SEI Investments Co.	125,718	10,063,726
Starwood Property Trust, Inc.(b)	505,127	10,365,206
Unum Group	129,018	10,616,891
Western Union Co. (The)(b)	879,958	9,529,945
		200,083,849
Health Care-3.62%
Chemed Corp.	15,575	9,357,460
Encompass Health Corp.	97,469	9,760,545
Ensign Group, Inc. (The)	72,158	9,319,206
		28,437,211
Industrials-7.15%
AECOM	86,087	8,613,004
Donaldson Co., Inc.	145,459	10,049,762
Graco, Inc.	120,063	10,453,885
Landstar System, Inc.	54,526	8,658,729
	Shares	Value
Industrials-(continued)
Maximus, Inc.	131,718	$8,588,014
MSA Safety, Inc.	60,081	9,835,260
		56,198,654
Materials-6.46%
AptarGroup, Inc.	83,531	12,258,174
NewMarket Corp.	15,585	8,885,165
RPM International, Inc.	76,616	9,491,956
Silgan Holdings, Inc.	178,601	9,699,821
Sonoco Products Co.	218,893	10,467,463
		50,802,579
Real Estate-24.47%
Agree Realty Corp.	152,160	11,229,408
American Homes 4 Rent, Class A	316,312	11,706,707
Brixmor Property Group, Inc.	357,884	10,006,437
COPT Defense Properties(b)	355,035	9,596,596
CubeSmart	202,641	8,365,021
EastGroup Properties, Inc.	53,824	9,841,718
EPR Properties	225,793	11,982,835
Equity LifeStyle Properties, Inc.	154,422	10,590,261
First Industrial Realty Trust, Inc.	171,302	9,777,918
Gaming and Leisure Properties, Inc.	219,019	10,983,803
Independence Realty Trust, Inc.(b)	416,587	9,081,597
Kite Realty Group Trust(b)	410,667	9,416,594
Lamar Advertising Co., Class A	77,560	9,635,279
NNN REIT, Inc.	263,411	11,181,797
Omega Healthcare Investors, Inc.	270,685	9,972,035
Rayonier, Inc.	364,490	9,655,340
Sabra Health Care REIT, Inc.	529,317	8,791,955
STAG Industrial, Inc.	279,851	10,069,039
W.P. Carey, Inc.(b)	161,887	10,394,764
		192,279,104
Utilities-17.76%
ALLETE, Inc.	236,819	15,556,640
Black Hills Corp.	164,440	10,060,439
Essential Utilities, Inc.	253,993	9,646,654
IDACORP, Inc.(b)	99,993	11,790,175
National Fuel Gas Co.	132,492	9,963,398
New Jersey Resources Corp.	225,667	10,917,770
NorthWestern Energy Group, Inc.	182,902	10,229,709
OGE Energy Corp.(b)	254,405	11,773,863
ONE Gas, Inc.	128,023	9,620,929
Portland General Electric Co.	256,136	11,482,577
Southwest Gas Holdings, Inc.	105,829	7,942,466
Spire, Inc.	128,862	9,904,333
TXNM Energy, Inc.(b)	204,584	10,689,514
		139,578,467
Total Common Stocks & Other Equity Interests (Cost $728,124,349)		784,835,918
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco S&P MidCap Low Volatility ETF (XMLV)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $119,186)	119,186	$119,186
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $728,243,535)		784,955,104
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.36%
Invesco Private Government Fund, 4.34%(d)(e)(f)	17,642,188	17,642,188
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.47%(d)(e)(f)	48,034,859	$48,049,269
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $65,691,457)		65,691,457
TOTAL INVESTMENTS IN SECURITIES-108.24% (Cost $793,934,992)		850,646,561
OTHER ASSETS LESS LIABILITIES-(8.24)%		(64,774,531)
NET ASSETS-100.00%		$785,872,030

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$67,904	$14,754,419	$(14,703,137)	$-	$-	$119,186	$11,727
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,390,433	156,227,435	(151,975,680)	-	-	17,642,188	360,791 *
Invesco Private Prime Fund	34,972,828	300,063,888	(286,982,444)	(1,226)	(3,777)	48,049,269	967,987 *
Total	$48,431,165	$471,045,742	$(453,661,261)	$(1,226)	$(3,777)	$65,810,643	$1,340,505

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-2.68%
Cable One, Inc.(b)	809	$210,486
CarGurus, Inc.(c)	13,995	450,499
Cars.com, Inc.(c)	9,976	131,683
Cinemark Holdings, Inc.(c)	17,986	460,621
EchoStar Corp., Class A(b)(c)	21,286	664,762
IAC, Inc.(c)	11,656	538,740
John Wiley & Sons, Inc., Class A	7,383	294,434
QuinStreet, Inc.(c)	9,171	179,568
Scholastic Corp.	4,020	87,998
Shenandoah Telecommunications Co.	7,164	77,443
Shutterstock, Inc.	3,808	81,834
TEGNA, Inc.	26,789	487,560
Telephone and Data Systems, Inc.	15,758	568,864
TripAdvisor, Inc.(c)	18,075	267,510
Yelp, Inc.(c)	10,086	346,051
Ziff Davis, Inc.(b)(c)	7,169	294,359
		5,142,412
Consumer Discretionary-13.49%
Academy Sports & Outdoors, Inc.(b)	10,500	520,695
Adient PLC(c)	13,794	218,359
Adtalem Global Education, Inc.(c)	6,287	643,223
Advance Auto Parts, Inc.(b)	8,725	321,952
American Axle & Manufacturing Holdings, Inc.(c)	18,039	89,473
American Eagle Outfitters, Inc.	31,402	411,052
Asbury Automotive Group, Inc.(c)	3,280	880,352
BJ’s Restaurants, Inc.(b)(c)	3,906	148,936
Bloomin’ Brands, Inc.	13,233	124,125
Boot Barn Holdings, Inc.(c)	4,667	571,381
Brinker International, Inc.(c)	7,356	1,212,489
Buckle, Inc. (The)	4,732	189,517
Caleres, Inc.	6,685	108,030
Cavco Industries, Inc.(c)	1,395	731,719
Century Communities, Inc.	4,853	336,944
Cheesecake Factory, Inc. (The)(b)	7,794	421,110
Cracker Barrel Old Country Store, Inc.(b)	3,775	170,970
Dana, Inc.	15,849	235,675
Dave & Buster’s Entertainment, Inc.(b)(c)	6,756	141,133
Dorman Products, Inc.(c)	4,361	573,297
Dream Finders Homes, Inc., Class A(b)(c)	4,889	116,896
Ethan Allen Interiors, Inc.	3,641	103,768
Foot Locker, Inc.(b)(c)	15,119	261,861
Frontdoor, Inc.(c)	12,467	566,999
Gentherm, Inc.(c)	4,836	159,975
G-III Apparel Group Ltd.(c)	5,349	144,797
Golden Entertainment, Inc.	3,404	105,830
Green Brick Partners, Inc.(c)	5,244	313,224
Group 1 Automotive, Inc.	2,119	973,850
Guess?, Inc.(b)	4,760	48,362
Hanesbrands, Inc.(c)	56,939	343,342
Helen of Troy Ltd.(c)	3,798	209,004
Installed Building Products, Inc.(b)	4,146	710,624
Kohl’s Corp.(b)	17,999	205,369
Kontoor Brands, Inc.	8,356	543,474
La-Z-Boy, Inc.	6,780	306,727
LCI Industries	4,213	437,394
	Shares	Value
Consumer Discretionary-(continued)
LGI Homes, Inc.(b)(c)	3,460	$254,068
M/I Homes, Inc.(c)	4,718	552,619
MarineMax, Inc.(c)	3,467	87,888
Meritage Homes Corp.	12,488	905,005
Mister Car Wash, Inc.(b)(c)	15,324	130,101
Monarch Casino & Resort, Inc.	1,977	181,054
Monro, Inc.(b)	4,879	86,895
National Vision Holdings, Inc.(b)(c)	12,766	162,256
Newell Brands, Inc.	56,250	361,125
ODP Corp. (The)(c)	4,868	75,746
Oxford Industries, Inc.	2,326	144,282
Patrick Industries, Inc.	5,381	487,519
PENN Entertainment, Inc.(c)	26,788	576,210
Perdoceo Education Corp.	9,806	251,034
PHINIA, Inc.	7,313	360,604
Sally Beauty Holdings, Inc.(c)	17,947	161,882
Shake Shack, Inc., Class A(c)	6,316	685,918
Shoe Carnival, Inc.	2,671	59,136
Signet Jewelers Ltd.	8,544	447,022
Six Flags Entertainment Corp.(b)	15,023	660,561
Sonic Automotive, Inc., Class A	2,438	166,174
Sonos, Inc.(b)(c)	18,063	238,793
Standard Motor Products, Inc.	3,165	90,297
Steven Madden Ltd.	12,120	397,415
Strategic Education, Inc.	3,906	314,550
Stride, Inc.(b)(c)	6,972	953,770
Sturm, Ruger & Co., Inc.	2,786	109,936
Topgolf Callaway Brands Corp.(b)(c)	23,035	150,418
Tri Pointe Homes, Inc.(c)	16,440	520,490
Upbound Group, Inc.	7,929	204,727
Urban Outfitters, Inc.(c)	8,632	502,296
V.F. Corp.	50,875	1,268,314
Victoria’s Secret & Co.(b)(c)	10,318	275,800
Winnebago Industries, Inc.(b)	4,743	191,665
Wolverine World Wide, Inc.(b)	12,252	181,207
XPEL, Inc.(b)(c)(d)	3,481	116,370
		25,915,075
Consumer Staples-3.04%
Andersons, Inc. (The)	5,280	225,878
B&G Foods, Inc.(b)	11,023	73,634
Cal-Maine Foods, Inc.(b)	6,080	549,571
Central Garden & Pet Co., Class A(c)	9,916	312,156
Chefs’ Warehouse, Inc. (The)(c)	5,086	318,282
Edgewell Personal Care Co.	8,175	257,267
Fresh Del Monte Produce, Inc.	5,346	163,000
Grocery Outlet Holding Corp.(b)(c)	17,465	207,310
Hain Celestial Group, Inc. (The)(c)	14,960	53,557
Interparfums, Inc.	2,921	405,785
J&J Snack Foods Corp.	2,637	346,607
John B. Sanfilippo & Son, Inc.	1,378	97,383
MGP Ingredients, Inc.(b)	2,300	75,302
National Beverage Corp.	3,940	156,930
PriceSmart, Inc.	3,742	334,497
Simply Good Foods Co. (The)(c)	14,778	557,869
SpartanNash Co.	5,252	106,038
Tootsie Roll Industries, Inc.	2,734	84,727
TreeHouse Foods, Inc.(c)	7,559	237,957
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
United Natural Foods, Inc.(c)	8,418	$267,608
Universal Corp.	4,000	214,440
USANA Health Sciences, Inc.(c)	1,800	53,262
WD-40 Co.	2,256	538,327
WK Kellogg Co.	10,591	209,914
		5,847,301
Energy-4.48%
Archrock, Inc.	26,482	718,192
Atlas Energy Solutions, Inc.(b)	9,974	193,296
Bristow Group, Inc.(c)	4,132	153,049
Cactus, Inc., Class A	11,408	599,376
California Resources Corp.(b)	11,837	528,167
Comstock Resources, Inc.(b)(c)	13,376	240,501
Core Laboratories, Inc.(b)	7,520	110,018
Core Natural Resources, Inc.	4,813	357,365
Crescent Energy Co., Class A	24,633	310,869
CVR Energy, Inc.	5,312	97,847
Dorian LPG Ltd.(b)	5,820	118,495
Green Plains, Inc.(b)(c)	10,239	60,103
Helix Energy Solutions Group, Inc.(c)	24,239	208,940
Helmerich & Payne, Inc.	15,998	424,107
Innovex International, Inc.(b)(c)	6,197	113,467
Liberty Energy, Inc., Class A	25,668	443,286
Magnolia Oil & Gas Corp., Class A(b)	32,384	758,109
Northern Oil and Gas, Inc.(b)	16,930	533,295
Oceaneering International, Inc.(c)	18,026	398,194
Par Pacific Holdings, Inc.(c)	9,388	134,906
Peabody Energy Corp.	21,808	300,732
REX American Resources Corp.(c)	2,576	99,485
RPC, Inc.(b)	13,484	75,241
SM Energy Co.(b)	20,413	667,709
Talos Energy, Inc.(b)(c)	21,786	196,074
Tidewater, Inc.(b)(c)	8,160	372,259
Vital Energy, Inc.(b)(c)	4,498	120,142
World Kinect Corp.	9,505	284,580
		8,617,804
Financials-21.53%
Ambac Financial Group, Inc.(c)	7,357	71,436
Ameris Bancorp	10,824	699,014
AMERISAFE, Inc.	3,311	170,384
Apollo Commercial Real Estate Finance, Inc.(b)	20,324	205,882
Arbor Realty Trust, Inc.(b)	31,216	385,205
ARMOUR Residential REIT, Inc.	7,570	144,208
Artisan Partners Asset Management, Inc., Class A	11,417	482,026
Assured Guaranty Ltd.	8,245	720,036
Atlantic Union Bankshares Corp., Class B	14,716	524,920
Axos Financial, Inc.(c)	9,031	603,271
Banc of California, Inc.	22,300	331,601
BancFirst Corp.	3,134	374,074
Bancorp, Inc. (The)(c)	8,246	460,292
Bank of Hawaii Corp.	6,715	484,957
BankUnited, Inc.	12,290	461,858
Banner Corp.	5,611	387,047
Berkshire Hills Bancorp, Inc.	6,726	191,624
BGC Group, Inc., Class A	65,744	650,866
Blackstone Mortgage Trust, Inc., Class A(b)	27,966	581,133
Bread Financial Holdings, Inc.	7,099	383,346
	Shares	Value
Financials-(continued)
Brookline Bancorp, Inc.	14,029	$165,542
Capitol Federal Financial, Inc.	19,856	117,548
Cathay General Bancorp	11,799	553,963
Central Pacific Financial Corp.	4,427	128,560
City Holding Co.(b)	2,448	291,288
Cohen & Steers, Inc.	4,492	392,601
Community Financial System, Inc.	8,552	541,256
Customers Bancorp, Inc.(c)	4,921	265,734
CVB Financial Corp.	21,645	436,580
Dime Community Bancshares, Inc., Class B	5,770	178,870
Donnelley Financial Solutions, Inc.(c)	4,202	208,293
Eagle Bancorp, Inc.	4,813	111,950
Ellington Financial, Inc.	13,914	199,666
Employers Holdings, Inc.	4,072	210,930
Encore Capital Group, Inc.(b)(c)	3,775	142,374
Enova International, Inc.(c)	4,281	442,399
EVERTEC, Inc.	10,227	381,876
EZCORP, Inc., Class A(b)(c)	8,641	118,900
FB Financial Corp.	5,632	284,529
First Bancorp	26,946	524,639
First Bancorp/Southern Pines NC	6,514	273,327
First Commonwealth Financial Corp.	16,556	272,181
First Financial Bancorp	15,395	421,977
First Hawaiian, Inc.	20,715	557,441
Franklin BSP Realty Trust, Inc.	13,128	177,884
Fulton Financial Corp.	29,912	592,856
Genworth Financial, Inc., Class A(c)	72,994	507,308
Goosehead Insurance, Inc., Class A(b)	4,201	517,605
Green Dot Corp., Class A(c)	8,008	61,261
HA Sustainable Infrastructure Capital, Inc.(b)	19,335	555,495
Hanmi Financial Corp.	4,858	116,641
HCI Group, Inc.(b)	1,447	190,512
Heritage Financial Corp.	5,545	140,122
Hilltop Holdings, Inc.	7,245	231,768
Hope Bancorp, Inc.	19,465	212,558
Horace Mann Educators Corp.	6,593	279,082
Independent Bank Corp.	6,914	474,024
Jackson Financial, Inc., Class A	13,419	1,229,583
KKR Real Estate Finance Trust, Inc.	9,413	104,390
Lakeland Financial Corp.(b)	4,073	270,488
Lincoln National Corp.	29,777	1,161,303
Mercury General Corp.	4,630	249,696
Moelis & Co., Class A	11,851	837,155
Mr. Cooper Group, Inc.(c)	10,671	1,199,100
National Bank Holdings Corp., Class A	6,167	258,212
Navient Corp.	13,022	186,345
NBT Bancorp, Inc.	7,346	350,771
NMI Holdings, Inc., Class A(c)	13,330	485,745
Northwest Bancshares, Inc.	20,738	261,714
OFG Bancorp	7,660	325,473
Pacific Premier Bancorp, Inc.	15,784	377,080
Palomar Holdings, Inc.(c)	4,257	547,706
Park National Corp.	2,346	390,468
Pathward Financial, Inc.	4,093	317,248
Payoneer Global, Inc.(c)	42,952	367,240
PennyMac Mortgage Investment Trust	13,993	204,997
Piper Sandler Cos.	2,728	790,083
PJT Partners, Inc., Class A	3,951	629,236
PRA Group, Inc.(c)	6,225	130,289
Preferred Bank(b)	1,990	176,612
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
ProAssurance Corp.(c)	8,149	$127,450
PROG Holdings, Inc.	6,863	194,703
Provident Financial Services, Inc.	21,602	394,236
Radian Group, Inc.	25,814	849,539
Ready Capital Corp.(b)	27,379	189,736
Redwood Trust, Inc.	21,719	145,083
Renasant Corp.(b)	10,327	373,837
S&T Bancorp, Inc.	6,044	243,090
Safety Insurance Group, Inc.	2,403	182,964
Seacoast Banking Corp. of Florida	13,766	389,302
ServisFirst Bancshares, Inc.	8,148	744,727
Simmons First National Corp., Class A	20,468	449,682
SiriusPoint Ltd. (Sweden)(c)	15,229	233,613
Southside Bancshares, Inc.	4,494	138,190
Stellar Bancorp, Inc.	7,615	221,520
StepStone Group, Inc., Class A	10,835	651,834
Stewart Information Services Corp.	4,518	321,682
StoneX Group, Inc.(c)	4,641	560,029
Tompkins Financial Corp.	1,964	135,300
Triumph Financial, Inc.(b)(c)	3,692	254,194
Trupanion, Inc.(b)(c)	5,198	179,539
TrustCo Bank Corp.	3,087	101,902
Trustmark Corp.	10,036	367,217
United Community Banks, Inc.	19,103	615,690
United Fire Group, Inc., (Acquired 06/28/2021 - 02/05/2025; Cost $89,582)(e)	3,378	94,820
Veritex Holdings, Inc.	8,817	232,240
Virtu Financial, Inc., Class A	13,396	489,758
Virtus Investment Partners, Inc.	1,115	209,364
WaFd, Inc.	13,330	394,435
Walker & Dunlop, Inc.	5,300	454,051
Westamerica Bancorporation	4,300	224,116
WisdomTree, Inc.(b)	19,580	178,570
World Acceptance Corp.(b)(c)	534	72,005
WSFS Financial Corp.	9,702	526,722
		41,384,794
Health Care-10.83%
AdaptHealth Corp.(b)(c)	17,431	198,365
Addus HomeCare Corp.(c)	2,904	278,116
ADMA Biologics, Inc.(c)	38,980	638,882
Alkermes PLC(c)	25,191	864,807
AMN Healthcare Services, Inc.(c)	5,863	148,451
Amphastar Pharmaceuticals, Inc.(b)(c)	6,289	178,796
ANI Pharmaceuticals, Inc.(c)	2,586	160,048
Arcus Biosciences, Inc.(b)(c)	7,404	80,630
Artivion, Inc.(b)(c)	5,981	151,977
Astrana Health, Inc.(b)(c)	7,450	189,081
Avanos Medical, Inc.(c)	7,521	113,191
Azenta, Inc.(b)(c)	8,120	354,194
BioLife Solutions, Inc.(b)(c)	6,030	144,720
Catalyst Pharmaceuticals, Inc.(c)	17,931	410,441
Certara, Inc.(c)	17,221	206,308
Collegium Pharmaceutical, Inc.(b)(c)	5,157	149,811
Concentra Group Holdings Parent, Inc.	18,797	424,436
CONMED Corp.(b)	4,967	293,897
Corcept Therapeutics, Inc.(b)(c)	14,484	877,441
CorVel Corp.(c)	4,517	498,090
Cytek Biosciences, Inc.(b)(c)	16,930	76,016
	Shares	Value
Health Care-(continued)
Fortrea Holdings, Inc.(c)	15,483	$214,440
Fulgent Genetics, Inc.(b)(c)	2,903	44,851
Glaukos Corp.(b)(c)	8,900	1,068,178
Harmony Biosciences Holdings, Inc.(c)	6,529	221,007
HealthStream, Inc.	3,872	130,757
Hims & Hers Health, Inc.(b)(c)	32,850	1,481,206
ICU Medical, Inc.(c)	3,930	575,077
Innoviva, Inc.(b)(c)	8,856	158,700
Integer Holdings Corp.(b)(c)	5,412	666,758
Integra LifeSciences Holdings Corp.(b)(c)	10,854	251,921
Krystal Biotech, Inc.(c)	4,350	779,737
LeMaitre Vascular, Inc.	3,574	328,272
Ligand Pharmaceuticals, Inc.(b)(c)	3,044	372,068
Merit Medical Systems, Inc.(c)	9,308	949,788
Mesa Laboratories, Inc.	853	118,891
Myriad Genetics, Inc.(c)	16,260	174,470
National HealthCare Corp.	2,096	195,284
NeoGenomics, Inc.(c)	19,967	199,470
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(f)	762	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(c)(f)	762	0
Omnicell, Inc.(c)	7,279	277,039
Organon & Co.	42,313	630,887
Owens & Minor, Inc.(c)	10,999	105,370
Pacira BioSciences, Inc.(b)(c)	6,125	147,306
Patterson Cos., Inc.	8,615	268,271
Pediatrix Medical Group, Inc.(c)	14,215	209,956
Phibro Animal Health Corp., Class A	3,167	72,018
Premier, Inc., Class A	17,622	320,368
Prestige Consumer Healthcare, Inc.(c)	8,103	686,729
Privia Health Group, Inc.(c)	16,811	419,771
Protagonist Therapeutics, Inc.(c)	10,385	390,372
RadNet, Inc.(c)	10,641	590,256
Select Medical Holdings Corp.	18,040	328,148
STAAR Surgical Co., (Acquired 06/21/2024 - 02/05/2025; Cost $353,705)(b)(c)(e)	9,048	158,340
Supernus Pharmaceuticals, Inc.(c)	8,741	280,236
Tandem Diabetes Care, Inc.(b)(c)	9,276	205,371
TG Therapeutics, Inc.(b)(c)	23,820	716,744
U.S. Physical Therapy, Inc.	2,484	201,254
UFP Technologies, Inc.(b)(c)	1,272	289,494
Xencor, Inc.(b)(c)	10,007	153,708
		20,820,211
Industrials-19.10%
AAR Corp.(c)	5,856	380,757
ABM Industries, Inc.	10,380	563,945
AeroVironment, Inc.(b)(c)	5,720	855,826
Air Lease Corp., Class A	17,062	817,611
Alamo Group, Inc.	1,734	303,415
Alaska Air Group, Inc.(b)(c)	16,813	1,215,244
Albany International Corp., Class A	5,089	389,665
Allegiant Travel Co.	2,222	163,317
American Woodmark Corp.(c)	2,652	164,636
Apogee Enterprises, Inc.	3,707	177,714
ArcBest Corp.	3,925	309,172
Arcosa, Inc.	7,988	670,033
Armstrong World Industries, Inc.	7,166	1,101,128
Astec Industries, Inc.	3,680	130,934
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
AZZ, Inc.(b)	4,716	$453,255
Boise Cascade Co.	6,532	677,107
Brady Corp., Class A	7,118	515,841
CoreCivic, Inc.(c)	18,005	337,774
CSG Systems International, Inc.	4,535	291,601
CSW Industrials, Inc.	2,838	868,683
Deluxe Corp.	6,877	113,195
DNOW, Inc.(c)	17,137	273,849
DXP Enterprises, Inc.(c)	1,875	169,631
Dycom Industries, Inc.(c)	4,769	781,448
Enerpac Tool Group Corp.	8,836	408,842
Enpro, Inc.	3,377	614,884
Enviri Corp.(c)	12,423	80,750
ESCO Technologies, Inc.	4,272	704,367
Everus Construction Group, Inc.(c)	7,822	325,395
Federal Signal Corp.	9,888	803,697
Franklin Electric Co., Inc.	6,418	655,599
Gates Industrial Corp. PLC(c)	36,562	791,202
GEO Group, Inc. (The)(c)	22,701	621,099
Gibraltar Industries, Inc.(c)	5,211	342,415
GMS, Inc.(c)	6,793	540,791
Granite Construction, Inc.(b)	7,202	594,741
Greenbrier Cos., Inc. (The)	5,027	282,517
Griffon Corp.	6,957	503,269
Hayward Holdings, Inc.(c)	22,519	326,300
Healthcare Services Group, Inc.(c)	11,339	119,060
Heartland Express, Inc.	7,324	75,584
Heidrick & Struggles International, Inc.	3,270	134,037
HNI Corp.	7,904	368,247
Hub Group, Inc., Class A	10,246	421,111
Insteel Industries, Inc.	3,107	87,431
Interface, Inc.	9,372	189,596
JBT Marel Corp.(b)	5,173	682,836
JetBlue Airways Corp.(b)(c)	37,772	246,273
Kennametal, Inc.(b)	13,232	292,824
Korn Ferry	9,469	621,640
Lindsay Corp.	1,761	232,663
Liquidity Services, Inc.(b)(c)	3,577	119,758
Marten Transport Ltd.	9,236	135,954
MasterBrand, Inc.(c)	21,248	297,260
Matson, Inc.	5,793	834,598
Matthews International Corp., Class A	4,853	120,937
Mercury Systems, Inc.(c)	8,473	376,286
MillerKnoll, Inc.	11,273	242,370
Moog, Inc., Class A	4,889	833,526
MYR Group, Inc.(c)	2,532	310,727
National Presto Industries, Inc.	706	71,828
NV5 Global, Inc.(c)	8,796	158,768
OPENLANE, Inc.(b)(c)	17,570	391,811
Powell Industries, Inc.(b)	1,485	252,019
Proto Labs, Inc.(b)(c)	3,742	149,231
Pursuit Attractions and Hospitality, Inc.(c)	3,386	134,424
Quanex Building Products Corp.(b)	7,649	147,549
Resideo Technologies, Inc.(c)	24,047	461,943
Robert Half, Inc.(b)	16,429	970,790
Rush Enterprises, Inc., Class A	10,060	586,699
RXO, Inc.(b)(c)	23,436	479,735
Schneider National, Inc., Class B	7,998	210,987
SkyWest, Inc.(c)	6,854	677,929
SPX Technologies, Inc.(c)	8,174	1,190,543
	Shares	Value
Industrials-(continued)
Standex International Corp.	1,890	$351,502
Sun Country Airlines Holdings, Inc.(c)	5,698	91,795
Sunrun, Inc.(b)(c)	40,582	294,220
Tennant Co.	3,141	271,885
Titan International, Inc.(b)(c)	7,161	61,012
Trinity Industries, Inc.	13,498	419,653
Triumph Group, Inc.(c)	12,549	318,494
UniFirst Corp.	2,520	541,598
Verra Mobility Corp., Class A(c)	26,698	611,117
Vestis Corp.	17,835	211,345
Vicor Corp.(b)(c)	3,642	230,648
Werner Enterprises, Inc.(b)	10,057	327,456
Worthington Enterprises, Inc.	4,971	208,732
Zurn Elkay Water Solutions Corp.	22,974	813,969
		36,702,049
Information Technology-10.25%
A10 Networks, Inc.	10,834	225,239
ACI Worldwide, Inc.(c)	17,303	992,327
Adeia, Inc.	15,180	238,630
Advanced Energy Industries, Inc.	5,927	682,613
Agilysys, Inc.(c)	3,598	291,402
Alarm.com Holdings, Inc.(c)	7,537	437,824
Alpha & Omega Semiconductor Ltd.(b)(c)	3,237	98,016
Axcelis Technologies, Inc.(c)	5,108	279,867
Badger Meter, Inc.	4,324	909,467
Benchmark Electronics, Inc.	5,751	229,810
BlackLine, Inc.(c)	7,924	382,729
Calix, Inc.(c)	8,625	319,298
CEVA, Inc.(b)(c)	3,473	118,985
Clear Secure, Inc., Class A	13,923	330,114
Cohu, Inc.(b)(c)	7,347	144,442
Corsair Gaming, Inc.(b)(c)	6,869	80,642
CTS Corp.	4,731	211,287
Digi International, Inc.(b)(c)	5,744	175,422
DigitalOcean Holdings, Inc.(b)(c)	10,109	433,171
Diodes, Inc.(b)(c)	7,594	374,992
DXC Technology Co.(c)	30,792	565,649
ePlus, Inc.(c)	4,303	277,027
FormFactor, Inc.(c)	11,553	384,715
Harmonic, Inc.(c)	17,975	185,322
Ichor Holdings Ltd.(c)	5,323	155,911
Impinj, Inc.(b)(c)	4,473	432,360
Insight Enterprises, Inc.(b)(c)	4,360	670,917
InterDigital, Inc.(b)	4,106	877,206
Itron, Inc.(c)	7,572	824,515
Knowles Corp.(c)	14,039	232,907
Kulicke & Soffa Industries, Inc. (Singapore)	8,534	326,596
LiveRamp Holdings, Inc.(c)	10,027	299,607
MARA Holdings, Inc.(b)(c)	56,184	782,081
N-able, Inc.(c)	11,325	113,590
NCR Voyix Corp.(b)(c)	22,605	254,984
NetScout Systems, Inc.(c)	11,059	248,717
OSI Systems, Inc.(b)(c)	2,447	504,596
PC Connection, Inc.	1,943	123,963
Penguin Solutions, Inc.(b)(c)	7,451	148,498
Photronics, Inc.(c)	8,980	187,143
Plexus Corp.(c)	4,344	577,405
Progress Software Corp.(b)	6,788	370,896
Rogers Corp.(c)	2,635	210,642
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Sanmina Corp.(c)	8,740	$715,981
ScanSource, Inc.(c)	3,459	126,634
Semtech Corp.(c)	12,189	465,498
SiTime Corp.(c)	2,440	378,566
SolarWinds Corp.	7,884	144,356
SPS Commerce, Inc.(c)	5,884	783,749
TTM Technologies, Inc.(c)	15,695	378,406
Ultra Clean Holdings, Inc.(c)	7,345	180,687
Veeco Instruments, Inc.(b)(c)	8,875	197,380
Viasat, Inc.(b)(c)	13,156	114,983
Viavi Solutions, Inc.(c)	33,792	377,795
Xerox Holdings Corp.(b)	19,045	126,268
		19,701,827
Materials-4.61%
AdvanSix, Inc.	4,409	123,099
Alpha Metallurgical Resources, Inc.(b)(c)	1,879	258,400
ATI, Inc.(c)	21,144	1,229,735
Balchem Corp.	5,353	931,583
Century Aluminum Co.(c)	8,785	166,476
H.B. Fuller Co.	9,044	513,157
Hawkins, Inc.	3,049	320,114
Innospec, Inc.	4,068	420,672
Kaiser Aluminum Corp.	2,614	184,967
Koppers Holdings, Inc.	3,641	105,990
Materion Corp.	3,459	316,014
Mativ Holdings, Inc., Class A	9,618	65,018
Metallus, Inc.(b)(c)	6,135	88,589
Minerals Technologies, Inc.	5,303	364,528
MP Materials Corp.(b)(c)	21,366	512,998
O-I Glass, Inc.(c)	26,595	305,045
Quaker Chemical Corp.(b)	2,262	314,463
Sealed Air Corp.	23,969	819,260
Sensient Technologies Corp.	6,886	477,888
Stepan Co.	3,440	212,454
SunCoke Energy, Inc.	13,753	124,740
Sylvamo Corp.	5,696	404,986
Warrior Met Coal, Inc.	9,271	446,306
Worthington Steel, Inc.	5,642	150,472
		8,856,954
Real Estate-7.31%
Acadia Realty Trust	17,552	404,749
Alexander & Baldwin, Inc.	11,904	215,582
American Assets Trust, Inc.	7,811	175,435
Apple Hospitality REIT, Inc.	35,793	530,094
Armada Hoffler Properties, Inc.	11,037	101,320
CareTrust REIT, Inc.	28,615	740,270
Centerspace	2,542	168,255
Curbline Properties Corp.	15,438	380,238
Cushman & Wakefield PLC(c)	36,970	439,573
DiamondRock Hospitality Co.	31,793	261,656
Douglas Emmett, Inc.(b)	26,568	459,626
Easterly Government Properties, Inc.	16,167	182,202
Elme Communities	14,490	251,981
Essential Properties Realty Trust, Inc.	29,365	960,823
eXp World Holdings, Inc.(b)	14,530	146,898
Four Corners Property Trust, Inc.(b)	15,336	440,910
Getty Realty Corp.(b)	8,108	254,591
Global Net Lease, Inc.	32,932	263,456
Highwoods Properties, Inc.	18,093	527,049
	Shares	Value
Real Estate-(continued)
Innovative Industrial Properties, Inc.	4,890	$351,836
JBG SMITH Properties, (Acquired 06/16/2023 - 02/05/2025; Cost $223,800)(b)(e)	14,519	222,722
LTC Properties, Inc.	7,224	252,045
LXP Industrial Trust	48,954	438,628
Macerich Co. (The)	38,010	685,700
Marcus & Millichap, Inc.	3,845	147,956
NexPoint Residential Trust, Inc.	3,625	154,244
OUTFRONT Media, Inc.	22,166	412,288
Pebblebrook Hotel Trust(b)	18,019	222,535
Phillips Edison & Co., Inc.	20,121	748,501
Safehold, Inc.	7,602	141,853
Saul Centers, Inc.	1,977	74,039
SITE Centers Corp.	7,571	106,070
SL Green Realty Corp.	12,036	776,804
St. Joe Co. (The)	6,525	313,004
Summit Hotel Properties, Inc.	16,666	107,829
Sunstone Hotel Investors, Inc.	28,575	299,466
Tanger, Inc.	18,312	649,160
Universal Health Realty Income Trust	2,108	84,151
Urban Edge Properties	20,060	413,236
Veris Residential, Inc.	13,380	226,523
Whitestone REIT	7,206	98,146
Xenia Hotels & Resorts, Inc.	15,480	208,051
		14,039,495
Utilities-2.62%
American States Water Co.	6,223	476,308
Avista Corp.	13,386	535,039
California Water Service Group	9,938	451,682
Chesapeake Utilities Corp.	3,732	473,703
Clearway Energy, Inc., Class C	19,726	552,723
MDU Resources Group, Inc.	35,025	604,181
MGE Energy, Inc.	6,003	550,955
Middlesex Water Co.	3,108	155,804
Northwest Natural Holding Co.	6,467	264,371
Otter Tail Corp.(b)	6,950	554,124
SJW Group	4,978	262,191
Unitil Corp.	2,691	150,965
		5,032,046
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $166,385,694)		192,059,968
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.03%
Invesco Private Government Fund, 4.34%(g)(h)(i)	8,941,794	8,941,794
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.47%(g)(h)(i)	23,782,509	$23,789,644
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,731,438)		32,731,438
TOTAL INVESTMENTS IN SECURITIES-116.97% (Cost $199,117,132)		224,791,406
OTHER ASSETS LESS LIABILITIES-(16.97)%		(32,618,879)
NET ASSETS-100.00%		$192,172,527

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Non-income producing security.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28,
2025 represented less than 1% of the Fund’s Net Assets.

(e)	Restricted security. The aggregate value of these securities at February 28, 2025 was $475,882, which represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,916,376	$(2,916,376)	$-	$-	$-	$2,181
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,631,261	39,266,369	(39,955,836)	-	-	8,941,794	256,903 *
Invesco Private Prime Fund	26,508,539	83,083,082	(85,798,253)	(2,352)	(1,372)	23,789,644	686,576 *
Total	$36,139,800	$125,265,827	$(128,670,465)	$(2,352)	$(1,372)	$32,731,438	$945,660

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco S&P SmallCap 600® GARP ETF (GRPZ)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-1.10%
Yelp, Inc.(b)	780	$26,762
Consumer Discretionary-17.88%
Asbury Automotive Group, Inc.(b)	117	31,403
Boot Barn Holdings, Inc.(b)	196	23,996
Caleres, Inc.	895	14,463
Cavco Industries, Inc.(b)	56	29,374
Dorman Products, Inc.(b)	188	24,714
G-III Apparel Group Ltd.(b)	906	24,525
Green Brick Partners, Inc.(b)	488	29,148
Group 1 Automotive, Inc.	82	37,686
Guess?, Inc.(c)	2,012	20,442
Installed Building Products, Inc.(c)	138	23,653
Monarch Casino & Resort, Inc.	464	42,493
Shoe Carnival, Inc.(c)	647	14,325
Signet Jewelers Ltd.	435	22,759
Steven Madden Ltd.	854	28,003
Urban Outfitters, Inc.(b)	714	41,548
XPEL, Inc.(b)(d)	855	28,583
		437,115
Consumer Staples-4.75%
Cal-Maine Foods, Inc.(c)	369	33,354
Interparfums, Inc.	284	39,453
MGP Ingredients, Inc.(c)	562	18,400
Tootsie Roll Industries, Inc.	805	24,947
		116,154
Energy-15.73%
Cactus, Inc., Class A	578	30,368
Core Natural Resources, Inc.	392	29,106
Dorian LPG Ltd.	1,505	30,642
Helmerich & Payne, Inc.	1,125	29,824
Liberty Energy, Inc., Class A	2,097	36,215
Magnolia Oil & Gas Corp., Class A(c)	1,202	28,139
Northern Oil and Gas, Inc.(c)	997	31,405
Par Pacific Holdings, Inc.(b)	2,266	32,562
REX American Resources Corp.(b)	1,159	44,761
RPC, Inc.	6,516	36,359
SM Energy Co.	797	26,070
Tidewater, Inc.(b)(c)	637	29,060
		384,511
Financials-21.20%
Assured Guaranty Ltd.	253	22,095
Axos Financial, Inc.(b)	349	23,313
BancFirst Corp.	192	22,917
Bancorp, Inc. (The)(b)	501	27,966
Bread Financial Holdings, Inc.	370	19,980
Cathay General Bancorp	474	22,254
Customers Bancorp, Inc.(b)	491	26,514
First Bancorp	1,660	32,320
First Commonwealth Financial Corp.	1,237	20,336
HCI Group, Inc.	246	32,388
OFG Bancorp	594	25,239
Palomar Holdings, Inc.(b)	413	53,137
Pathward Financial, Inc.	327	25,346
Preferred Bank	329	29,199
PROG Holdings, Inc.	555	15,745
	Shares	Value
Financials-(continued)
S&T Bancorp, Inc.	832	$33,463
SiriusPoint Ltd. (Sweden)(b)	1,600	24,544
Virtus Investment Partners, Inc.	92	17,275
Westamerica Bancorporation	440	22,933
WSFS Financial Corp.	391	21,227
		518,191
Health Care-10.76%
Alkermes PLC(b)	915	31,412
Amphastar Pharmaceuticals, Inc.(b)	922	26,212
Catalyst Pharmaceuticals, Inc.(b)	1,936	44,315
Collegium Pharmaceutical, Inc.(b)	930	27,017
CorVel Corp.(b)	192	21,172
Harmony Biosciences Holdings, Inc.(b)(c)	812	27,486
Progyny, Inc.(b)	2,569	57,880
UFP Technologies, Inc.(b)	121	27,538
		263,032
Industrials-14.26%
Alamo Group, Inc.	117	20,473
Apogee Enterprises, Inc.	351	16,827
ArcBest Corp.	239	18,826
Armstrong World Industries, Inc.	171	26,276
DNOW, Inc.(b)	1,593	25,456
Dycom Industries, Inc.(b)	158	25,890
Federal Signal Corp.	234	19,020
Franklin Electric Co., Inc.	241	24,618
GMS, Inc.(b)(c)	308	24,520
Heidrick & Struggles International, Inc.	593	24,307
Liquidity Services, Inc.(b)	1,278	42,787
Matson, Inc.	171	24,636
Powell Industries, Inc.(c)	165	28,002
Rush Enterprises, Inc., Class A	462	26,944
		348,582
Information Technology-5.94%
Agilysys, Inc.(b)	220	17,818
Axcelis Technologies, Inc.(b)	537	29,422
Badger Meter, Inc.	107	22,505
Harmonic, Inc.(b)	1,908	19,672
InterDigital, Inc.	166	35,464
Photronics, Inc.(b)(c)	974	20,298
		145,179
Materials-6.25%
Alpha Metallurgical Resources, Inc.(b)(c)	209	28,742
Hawkins, Inc.	175	18,373
Innospec, Inc.	252	26,059
SunCoke Energy, Inc.	2,938	26,648
Sylvamo Corp.	274	19,482
Warrior Met Coal, Inc.	695	33,457
		152,761
Real Estate-1.05%
SITE Centers Corp.	1,840	25,778
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco S&P SmallCap 600® GARP ETF (GRPZ)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Utilities-1.04%
Otter Tail Corp.(c)	318	$25,354
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $2,528,162)		2,443,419
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.87%
Invesco Private Government Fund, 4.34%(e)(f)(g)	89,142	89,142
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.47%(e)(f)(g)	323,155	$323,252
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $412,394)		412,394
TOTAL INVESTMENTS IN SECURITIES-116.83% (Cost $2,940,556)		2,855,813
OTHER ASSETS LESS LIABILITIES-(16.83)%		(411,347)
NET ASSETS-100.00%		$2,444,466

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28,
2025 represented 1.17% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,091	$10,749	$(11,840)	$-	$-	$-	$14
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	90,879	1,215,729	(1,217,466)	-	-	89,142	3,023 *
Invesco Private Prime Fund	236,641	2,384,672	(2,298,035)	(16)	(10)	323,252	8,020 *
Total	$328,611	$3,611,150	$(3,527,341)	$(16)	$(10)	$412,394	$11,057

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-3.81%
Cogent Communications Holdings, Inc.(b)	16,151	$1,180,154
John Wiley & Sons, Inc., Class A(b)	18,456	736,025
TEGNA, Inc.	35,232	641,222
		2,557,401
Consumer Discretionary-7.02%
Carter’s, Inc.(b)	26,224	1,082,264
Ethan Allen Interiors, Inc.(b)	45,472	1,295,952
Papa John’s International, Inc.(b)	27,635	1,253,247
Upbound Group, Inc.(b)	41,797	1,079,199
		4,710,662
Consumer Staples-7.95%
Cal-Maine Foods, Inc.(b)	6,354	574,338
Energizer Holdings, Inc.	24,026	738,319
Fresh Del Monte Produce, Inc.	23,095	704,167
Interparfums, Inc.	3,888	540,121
SpartanNash Co.	63,693	1,285,962
Universal Corp.	27,830	1,491,966
		5,334,873
Energy-4.79%
Archrock, Inc.	21,785	590,809
California Resources Corp.(b)	12,309	549,228
Helmerich & Payne, Inc.	21,623	573,226
Northern Oil and Gas, Inc.(b)	27,957	880,645
World Kinect Corp.(b)	20,640	617,962
		3,211,870
Financials-27.37%
Apollo Commercial Real Estate Finance, Inc.(b)	189,876	1,923,444
Arbor Realty Trust, Inc.(b)	113,494	1,400,516
ARMOUR Residential REIT, Inc.	100,953	1,923,155
Blackstone Mortgage Trust, Inc., Class A(b)	86,178	1,790,779
Ellington Financial, Inc.	129,025	1,851,509
Franklin BSP Realty Trust, Inc.(b)	111,386	1,509,280
New York Mortgage Trust, Inc.(b)	272,871	1,912,826
PennyMac Mortgage Investment Trust(b)	123,324	1,806,696
Ready Capital Corp.(b)	289,820	2,008,452
Two Harbors Investment Corp.(b)	157,516	2,233,577
		18,360,234
Health Care-2.82%
National HealthCare Corp.(b)	5,633	524,827
Premier, Inc., Class A	42,537	773,323
Select Medical Holdings Corp.	32,413	589,592
		1,887,742
Industrials-6.18%
CSG Systems International, Inc.(b)	10,339	664,797
Deluxe Corp.	57,776	950,993
HNI Corp.(b)	12,344	575,107
Kennametal, Inc.(b)	33,452	740,293
Robert Half, Inc.(b)	10,347	611,404
Trinity Industries, Inc.	19,442	604,452
		4,147,046
	Shares	Value
Information Technology-0.86%
Vishay Intertechnology, Inc.	33,665	$577,018
Materials-3.10%
AdvanSix, Inc.	17,072	476,650
Sealed Air Corp.	16,041	548,281
Sensient Technologies Corp.	7,275	504,885
Stepan Co.	8,931	551,579
		2,081,395
Real Estate-22.50%
Armada Hoffler Properties, Inc.(b)	195,596	1,795,571
Brandywine Realty Trust(b)	372,858	1,882,933
Easterly Government Properties, Inc.	173,008	1,949,800
Global Net Lease, Inc.(b)	277,051	2,216,408
Highwoods Properties, Inc.	53,449	1,556,969
Innovative Industrial Properties, Inc.(b)	29,346	2,111,445
LTC Properties, Inc.(b)	46,132	1,609,546
Universal Health Realty Income Trust	49,373	1,970,970
		15,093,642
Utilities-13.53%
American States Water Co.	7,749	593,109
Avista Corp.	34,653	1,385,080
California Water Service Group	13,841	629,073
Clearway Energy, Inc., Class C	59,174	1,658,056
MDU Resources Group, Inc.	37,583	648,307
Middlesex Water Co.	12,339	618,554
Northwest Natural Holding Co.	29,745	1,215,976
Otter Tail Corp.(b)	7,847	625,641
SJW Group	16,963	893,441
Unitil Corp.	14,417	808,794
		9,076,031
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $67,232,150)		67,037,914
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.36%
Invesco Private Government Fund, 4.34%(c)(d)(e)	5,771,529	5,771,529
Invesco Private Prime Fund, 4.47%(c)(d)(e)	15,264,036	15,268,615
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,040,144)		21,040,144
TOTAL INVESTMENTS IN SECURITIES-131.29% (Cost $88,272,294)		88,078,058
OTHER ASSETS LESS LIABILITIES-(31.29)%		(20,990,982)
NET ASSETS-100.00%		$67,087,076
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)—(continued)
February 28, 2025
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,878,718	$(1,878,718)	$-	$-	$-	$1,503
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,635,080	27,665,544	(25,529,095)	-	-	5,771,529	95,399 *
Invesco Private Prime Fund	9,813,887	53,471,097	(48,015,429)	(446)	(494)	15,268,615	254,901 *
Total	$13,448,967	$83,015,359	$(75,423,242)	$(446)	$(494)	$21,040,144	$351,803

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco S&P SmallCap Low Volatility ETF (XSLV)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-1.11%
Madison Square Garden Sports Corp., Class A(b)	15,858	$3,230,116
Consumer Discretionary-2.54%
Monarch Casino & Resort, Inc.	27,081	2,480,078
Steven Madden Ltd.	62,169	2,038,522
Sturm, Ruger & Co., Inc.	72,620	2,865,585
		7,384,185
Consumer Staples-9.39%
Cal-Maine Foods, Inc.(c)	20,257	1,831,030
Edgewell Personal Care Co.	88,778	2,793,844
Energizer Holdings, Inc.	76,095	2,338,399
Fresh Del Monte Produce, Inc.	74,384	2,267,968
J&J Snack Foods Corp.	16,782	2,205,826
John B. Sanfilippo & Son, Inc.	29,394	2,077,274
National Beverage Corp.	52,266	2,081,755
PriceSmart, Inc.	25,260	2,257,991
Simply Good Foods Co. (The)(b)(c)	57,981	2,188,783
Tootsie Roll Industries, Inc.(c)	84,806	2,628,138
Universal Corp.	39,852	2,136,466
WD-40 Co.(c)	10,566	2,521,259
		27,328,733
Energy-0.74%
Magnolia Oil & Gas Corp., Class A(c)	92,113	2,156,365
Financials-20.44%
AMERISAFE, Inc.	47,067	2,422,068
Apollo Commercial Real Estate Finance, Inc.(c)	227,448	2,304,048
ARMOUR Residential REIT, Inc.	135,572	2,582,647
Artisan Partners Asset Management, Inc., Class A	47,279	1,996,119
Assured Guaranty Ltd.	25,429	2,220,715
City Holding Co.(c)	18,685	2,223,328
Ellington Financial, Inc.	230,278	3,304,489
Employers Holdings, Inc.	57,643	2,985,907
EZCORP, Inc., Class A(b)(c)	151,033	2,078,214
First Hawaiian, Inc.(c)	79,813	2,147,768
Franklin BSP Realty Trust, Inc.(c)	191,288	2,591,952
Genworth Financial, Inc., Class A(b)	335,035	2,328,493
Hilltop Holdings, Inc.	67,494	2,159,133
Horace Mann Educators Corp.	59,654	2,525,154
Mr. Cooper Group, Inc.(b)	20,246	2,275,043
NMI Holdings, Inc., Class A(b)	71,262	2,596,787
Northwest Bancshares, Inc.	161,556	2,038,837
Pathward Financial, Inc.	26,117	2,024,329
PennyMac Mortgage Investment Trust(c)	184,593	2,704,287
Radian Group, Inc.(c)	68,916	2,268,026
Safety Insurance Group, Inc.	31,124	2,369,781
Stewart Information Services Corp.	31,543	2,245,862
StoneX Group, Inc.(b)	18,444	2,225,638
Two Harbors Investment Corp.(c)	187,193	2,654,397
Westamerica Bancorporation	41,820	2,179,658
		59,452,680
Health Care-5.82%
Addus HomeCare Corp.(b)	18,408	1,762,934
	Shares	Value
Health Care-(continued)
HealthStream, Inc.	73,755	$2,490,707
Innoviva, Inc.(b)(c)	177,184	3,175,137
Integer Holdings Corp.(b)(c)	15,820	1,949,024
Merit Medical Systems, Inc.(b)(c)	26,187	2,672,122
Premier, Inc., Class A	125,357	2,278,990
Prestige Consumer Healthcare, Inc.(b)	30,620	2,595,045
		16,923,959
Industrials-16.36%
ABM Industries, Inc.	43,379	2,356,781
Armstrong World Industries, Inc.	16,128	2,478,228
Brady Corp., Class A	35,175	2,549,132
Enerpac Tool Group Corp.(c)	54,177	2,506,770
ESCO Technologies, Inc.	13,216	2,179,054
Franklin Electric Co., Inc.	23,819	2,433,111
Granite Construction, Inc.(c)	28,195	2,328,343
Heartland Express, Inc.	189,327	1,953,855
HNI Corp.	45,883	2,137,689
Hub Group, Inc., Class A	50,757	2,086,113
Korn Ferry	31,174	2,046,573
Marten Transport Ltd.	150,305	2,212,490
National Presto Industries, Inc.	27,031	2,750,134
NV5 Global, Inc.(b)	120,648	2,177,696
OPENLANE, Inc.(b)(c)	107,801	2,403,962
Robert Half, Inc.(c)	38,929	2,300,315
Schneider National, Inc., Class B(c)	83,411	2,200,382
Tennant Co.	25,286	2,188,756
Verra Mobility Corp., Class A(b)	79,877	1,828,385
Werner Enterprises, Inc.(c)	64,894	2,112,949
Zurn Elkay Water Solutions Corp.	66,340	2,350,426
		47,581,144
Information Technology-2.83%
Box, Inc., Class A(b)	60,435	1,976,224
Knowles Corp.(b)	114,488	1,899,356
N-able, Inc.(b)	235,067	2,357,722
Progress Software Corp.(c)	36,379	1,987,749
		8,221,051
Materials-5.43%
Balchem Corp.	16,297	2,836,167
H.B. Fuller Co.	42,091	2,388,243
Innospec, Inc.	19,096	1,974,717
Minerals Technologies, Inc.	30,801	2,117,261
Sealed Air Corp.	62,414	2,133,311
Sensient Technologies Corp.	32,278	2,240,093
Stepan Co.	34,091	2,105,460
		15,795,252
Real Estate-27.27%
Acadia Realty Trust(c)	114,701	2,645,005
Alexander & Baldwin, Inc.	166,290	3,011,512
American Assets Trust, Inc.	100,574	2,258,892
Apple Hospitality REIT, Inc.	180,281	2,669,962
Armada Hoffler Properties, Inc.	246,280	2,260,850
CareTrust REIT, Inc.	113,635	2,939,737
Centerspace	40,022	2,649,056
DiamondRock Hospitality Co.	292,460	2,406,946
Easterly Government Properties, Inc.	242,239	2,730,034
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Real Estate-(continued)
Elme Communities	171,780	$2,987,254
Essential Properties Realty Trust, Inc.(c)	96,558	3,159,378
Four Corners Property Trust, Inc.(c)	114,660	3,296,475
Getty Realty Corp.(c)	101,208	3,177,931
Highwoods Properties, Inc.	73,895	2,152,561
JBG SMITH Properties, (Acquired 02/21/2025 - 02/28/2025; Cost $2,067,222)(c)(d)	138,408	2,123,179
LTC Properties, Inc.	92,358	3,222,371
LXP Industrial Trust	325,654	2,917,860
NexPoint Residential Trust, Inc.	54,769	2,330,421
Phillips Edison & Co., Inc.	84,474	3,142,433
Saul Centers, Inc.	78,245	2,930,275
St. Joe Co. (The)	46,889	2,249,265
Summit Hotel Properties, Inc.	316,912	2,050,421
Sunstone Hotel Investors, Inc.(c)	221,016	2,316,248
Tanger, Inc.	79,370	2,813,666
Terreno Realty Corp.(c)	36,293	2,461,391
Universal Health Realty Income Trust	58,631	2,340,549
Urban Edge Properties	137,211	2,826,547
Veris Residential, Inc.	156,278	2,645,787
Whitestone REIT	194,850	2,653,857
Xenia Hotels & Resorts, Inc.	144,360	1,940,198
		79,310,061
Utilities-7.97%
American States Water Co.	37,292	2,854,330
Avista Corp.	76,079	3,040,877
California Water Service Group	57,664	2,620,829
Chesapeake Utilities Corp.	22,597	2,868,237
MDU Resources Group, Inc.	140,183	2,418,157
Northwest Natural Holding Co.	57,902	2,367,034
Otter Tail Corp.(c)	26,615	2,122,014
	Shares	Value
Utilities-(continued)
SJW Group	47,229	$2,487,551
Unitil Corp.	42,861	2,404,502
		23,183,531
Total Common Stocks & Other Equity Interests (Cost $283,423,007)		290,567,077
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(e)(f) (Cost $24,056)	24,056	24,056
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $283,447,063)		290,591,133
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.27%
Invesco Private Government Fund, 4.34%(e)(f)(g)	12,288,759	12,288,759
Invesco Private Prime Fund, 4.47%(e)(f)(g)	32,119,962	32,129,598
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,418,357)		44,418,357
TOTAL INVESTMENTS IN SECURITIES-115.18% (Cost $327,865,420)		335,009,490
OTHER ASSETS LESS LIABILITIES-(15.18)%		(44,155,980)
NET ASSETS-100.00%		$290,853,510

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)	Restricted security. The value of this security at February 28, 2025 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,008,493	$(6,984,437)	$-	$-	$24,056	$5,203
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
February 28, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$12,645,679	$61,702,415	$(62,059,335)	$-	$-	$12,288,759	$310,177 *
Invesco Private Prime Fund	33,851,635	127,721,588	(129,440,192)	(2,585)	(848)	32,129,598	824,777 *
Total	$46,497,314	$196,432,496	$(198,483,964)	$(2,585)	$(848)	$44,442,413	$1,140,157

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco S&P SmallCap Quality ETF (XSHQ)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-0.65%
Yelp, Inc.(b)	85,184	$2,922,663
Consumer Discretionary-15.89%
Academy Sports & Outdoors, Inc.(c)	86,720	4,300,445
American Eagle Outfitters, Inc.	268,650	3,516,628
Buckle, Inc. (The)(c)	60,857	2,437,323
Caleres, Inc.(c)	62,470	1,009,515
Cavco Industries, Inc.(b)	11,430	5,995,378
Dorman Products, Inc.(b)	34,902	4,588,217
Dream Finders Homes, Inc., Class A(b)(c)	44,305	1,059,332
Frontdoor, Inc.(b)	157,091	7,144,499
G-III Apparel Group Ltd.(b)	52,040	1,408,723
Golden Entertainment, Inc.	25,593	795,686
Green Brick Partners, Inc.(b)	45,696	2,729,422
Guess?, Inc.(c)	37,634	382,361
Installed Building Products, Inc.(c)	44,029	7,546,571
Kontoor Brands, Inc.	113,390	7,374,886
LCI Industries	34,629	3,595,183
M/I Homes, Inc.(b)	41,213	4,827,279
Monarch Casino & Resort, Inc.	18,516	1,695,695
Patrick Industries, Inc.(c)	40,964	3,711,338
Signet Jewelers Ltd.(c)	74,060	3,874,819
Steven Madden Ltd.	95,602	3,134,790
		71,128,090
Consumer Staples-3.80%
Andersons, Inc. (The)	50,775	2,172,154
Central Garden & Pet Co., Class A(b)	64,297	2,024,070
Interparfums, Inc.	21,973	3,052,489
National Beverage Corp.	57,845	2,303,966
WD-40 Co.	24,695	5,892,721
WK Kellogg Co.(c)	77,823	1,542,452
		16,987,852
Energy-3.70%
California Resources Corp.(c)	94,546	4,218,643
Core Natural Resources, Inc.	48,540	3,604,095
Dorian LPG Ltd.(c)	54,293	1,105,405
Innovex International, Inc.(b)(c)	84,683	1,550,546
REX American Resources Corp.(b)	26,233	1,013,118
SM Energy Co.(c)	155,255	5,078,391
		16,570,198
Financials-21.83%
AMERISAFE, Inc.	33,197	1,708,318
Artisan Partners Asset Management, Inc., Class A	205,941	8,694,829
Assured Guaranty Ltd.	59,553	5,200,763
Axos Financial, Inc.(b)	86,782	5,797,038
BancFirst Corp.	24,908	2,973,019
Bancorp, Inc. (The)(b)	87,096	4,861,699
City Holding Co.(c)	18,412	2,190,844
Cohen & Steers, Inc.	53,466	4,672,928
Donnelley Financial Solutions, Inc.(b)	41,552	2,059,733
Employers Holdings, Inc.	31,657	1,639,833
First Bancorp	236,523	4,605,103
Goosehead Insurance, Inc., Class A(c)	35,455	4,368,410
HCI Group, Inc.(c)	16,831	2,215,969
Lakeland Financial Corp.(c)	33,792	2,244,127
	Shares	Value
Financials-(continued)
Mercury General Corp.	58,206	$3,139,050
NMI Holdings, Inc., Class A(b)(c)	114,330	4,166,185
OFG Bancorp	62,997	2,676,742
Palomar Holdings, Inc.(b)	37,467	4,820,504
Pathward Financial, Inc.	42,984	3,331,690
Payoneer Global, Inc.(b)	388,141	3,318,606
PJT Partners, Inc., Class A(c)	61,923	9,861,857
Preferred Bank(c)	18,906	1,677,907
PROG Holdings, Inc.	66,775	1,894,407
Radian Group, Inc.	184,711	6,078,839
Virtus Investment Partners, Inc.	8,172	1,534,456
Westamerica Bancorporation	37,813	1,970,814
		97,703,670
Health Care-14.38%
ADMA Biologics, Inc.(b)	395,967	6,489,899
Alkermes PLC(b)(c)	251,574	8,636,535
Astrana Health, Inc.(b)	57,135	1,450,086
Collegium Pharmaceutical, Inc.(b)(c)	46,291	1,344,754
Corcept Therapeutics, Inc.(b)(c)	163,249	9,889,625
CorVel Corp.(b)	47,360	5,222,387
Harmony Biosciences Holdings, Inc.(b)	60,122	2,035,130
Hims & Hers Health, Inc.(b)	335,683	15,135,947
National HealthCare Corp.	16,855	1,570,380
Patterson Cos., Inc.	64,171	1,998,285
Premier, Inc., Class A	183,950	3,344,211
Protagonist Therapeutics, Inc.(b)	81,929	3,079,711
STAAR Surgical Co., (Acquired 06/21/2024 - 02/27/2025; Cost $2,633,672)(b)(c)(d)	72,384	1,266,720
Supernus Pharmaceuticals, Inc.(b)	89,953	2,883,893
		64,347,563
Industrials-23.19%
Apogee Enterprises, Inc.	38,075	1,825,316
ArcBest Corp.	31,838	2,507,879
Armstrong World Industries, Inc.	77,516	11,911,109
Boise Cascade Co.	50,571	5,242,190
Brady Corp., Class A	58,947	4,271,889
CSG Systems International, Inc.	35,881	2,307,148
CSW Industrials, Inc.	22,689	6,944,876
Enerpac Tool Group Corp.	73,159	3,385,067
Everus Construction Group, Inc.(b)	117,148	4,873,357
Federal Signal Corp.	80,512	6,544,015
Franklin Electric Co., Inc.	52,436	5,356,337
Gibraltar Industries, Inc.(b)	42,554	2,796,223
Griffon Corp.	55,675	4,027,530
Interface, Inc.	79,761	1,613,565
JBT Marel Corp.(c)	42,259	5,578,188
Lindsay Corp.	14,178	1,873,197
Liquidity Services, Inc.(b)	29,011	971,288
MasterBrand, Inc.(b)	163,721	2,290,457
Matson, Inc.(c)	46,570	6,709,340
National Presto Industries, Inc.	5,456	555,093
Powell Industries, Inc.(c)	20,680	3,509,603
Robert Half, Inc.(c)	151,881	8,974,648
SkyWest, Inc.(b)	53,770	5,318,391
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Tennant Co.	27,486	$2,379,188
Worthington Enterprises, Inc.(c)	47,951	2,013,463
		103,779,357
Information Technology-9.24%
A10 Networks, Inc.	110,262	2,292,347
Agilysys, Inc.(b)	30,620	2,479,914
Badger Meter, Inc.	38,388	8,074,148
Clear Secure, Inc., Class A	241,667	5,729,925
ePlus, Inc.(b)	35,407	2,279,503
Impinj, Inc.(b)(c)	44,935	4,343,417
InterDigital, Inc.(c)	41,594	8,886,142
NCR Voyix Corp.(b)(c)	405,313	4,571,931
Photronics, Inc.(b)	70,572	1,470,720
ScanSource, Inc.(b)	33,789	1,237,015
		41,365,062
Materials-4.20%
Alpha Metallurgical Resources, Inc.(b)(c)	15,974	2,196,745
Balchem Corp.	39,178	6,818,147
Century Aluminum Co.(b)(c)	132,690	2,514,476
Hawkins, Inc.	22,578	2,370,464
Mativ Holdings, Inc., Class A	97,547	659,418
SunCoke Energy, Inc.	109,563	993,736
Sylvamo Corp.	45,402	3,228,082
		18,781,068
Real Estate-1.03%
SITE Centers Corp.	71,421	1,000,608
Urban Edge Properties	175,464	3,614,559
		4,615,167
Utilities-2.06%
MDU Resources Group, Inc.	294,615	5,082,108
Otter Tail Corp.(c)	51,586	4,112,952
		9,195,060
Total Common Stocks & Other Equity Interests (Cost $450,037,537)		447,395,750
	Shares	Value
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(e)(f) (Cost $485,983)	485,983	$485,983
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $450,523,520)		447,881,733
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.70%
Invesco Private Government Fund, 4.34%(e)(f)(g)	23,245,000	23,245,000
Invesco Private Prime Fund, 4.47%(e)(f)(g)	60,458,671	60,476,809
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $83,721,809)		83,721,809
TOTAL INVESTMENTS IN SECURITIES-118.78% (Cost $534,245,329)		531,603,542
OTHER ASSETS LESS LIABILITIES-(18.78)%		(84,063,423)
NET ASSETS-100.00%		$447,540,119

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)	Restricted security. The value of this security at February 28, 2025 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$168,991	$4,294,732	$(3,977,740)	$-	$-	$485,983	$3,489
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
February 28, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$14,909,742	$121,344,857	$(113,009,599)	$-	$-	$23,245,000	$561,929 *
Invesco Private Prime Fund	44,284,944	277,698,988	(261,500,457)	(3,956)	(2,710)	60,476,809	1,504,054 *
Total	$59,363,677	$403,338,577	$(378,487,796)	$(3,956)	$(2,710)	$84,207,792	$2,069,472

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Statements of Assets and Liabilities
February 28, 2025
(Unaudited)

	Invesco ESG S&P 500 Equal Weight ETF (RSPE)	Invesco MSCI North America Climate ETF (KLMN)	Invesco MSCI USA ETF (PBUS)	Invesco Russell 1000 Equal Weight ETF (EQAL)	Invesco S&P 500® Enhanced Value ETF (SPVU)
Assets:
Unaffiliated investments in securities, at value(a)	$23,154,112	$2,367,575,025	$6,042,240,766	$632,101,359	$94,656,201
Affiliated investments in securities, at value	2,455,169	33,773,785	68,908,465	67,078,827	1,697,994
Cash	-	-	-	-	-
Receivable for:
Dividends and interest	27,152	2,431,096	6,126,752	771,823	272,814
Securities lending	271	8,656	6,988	11,895	287
Investments sold	-	-	77,624,728	875	-
Fund shares sold	-	-	5,967,582	-	-
Foreign tax reclaims	-	3,911	2,625	1,782	687
Total assets	25,636,704	2,403,792,473	6,200,877,906	699,966,561	96,627,983
Liabilities:
Due to custodian	83	-	2,259	3,341	158,488
Payable for:
Investments purchased	-	384,270	34,900,629	-	-
Collateral upon return of securities loaned	2,437,024	33,399,461	68,413,535	66,172,336	1,697,994
Fund shares repurchased	-	-	50,724,450	875	-
Accrued unitary management fees	3,369	166,108	189,175	98,444	9,301
Total liabilities	2,440,476	33,949,839	154,230,048	66,274,996	1,865,783
Net Assets	$23,196,228	$2,369,842,634	$6,046,647,858	$633,691,565	$94,762,200
Net assets consist of:
Shares of beneficial interest	$22,716,276	$2,404,384,705	$4,864,879,067	$704,246,402	$101,832,603
Distributable earnings (loss)	479,952	(34,542,071)	1,181,768,791	(70,554,837)	(7,070,403)
Net Assets	$23,196,228	$2,369,842,634	$6,046,647,858	$633,691,565	$94,762,200
Shares outstanding (unlimited amount authorized, $0.01 par value)	850,001	96,900,001	101,325,001	12,850,001	1,810,001
Net asset value	$27.29	$24.46	$59.68	$49.31	$52.35
Market price	$27.29	$24.48	$59.66	$49.30	$52.40
Unaffiliated investments in securities, at cost	$21,743,056	$2,408,831,439	$4,866,686,469	$551,661,779	$88,544,546
Affiliated investments in securities, at cost	$2,455,169	$33,773,785	$68,908,466	$67,148,528	$1,697,994
(a)Includes securities on loan with an aggregate value of:	$2,407,264	$33,016,665	$67,087,815	$65,194,445	$1,679,476
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)	Invesco S&P 500® High Beta ETF (SPHB)	Invesco S&P 500 High Dividend Growers ETF (DIVG)	Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	Invesco S&P 500® Low Volatility ETF (SPLV)	Invesco S&P 500 Minimum Variance ETF (SPMV)	Invesco S&P 500® Momentum ETF (SPMO)	Invesco S&P 500 QVM Multi-factor ETF (QVML)

$40,637,740	$296,134,447	$3,189,756	$3,464,051,223	$7,706,262,184	$5,773,840	$5,660,680,242	$1,227,792,209
2,166,210	16,834,090	149,622	66,293,267	227,749,129	163,605	35,734,065	18,484,407
-	-	-	1,161	-	-	-	-

58,719	233,454	5,808	13,475,955	11,342,199	6,250	3,523,835	1,274,565
179	1,618	17	8,765	23,731	24	4,388	1,741
-	867,559	-	-	-	-	-	-
-	-	-	11,122,139	29,073,131	481,568	-	-
-	-	-	-	-	-	-	570
42,862,848	314,071,168	3,345,203	3,554,952,510	7,974,450,374	6,425,287	5,699,942,530	1,247,553,492

42,400	-	4,890	-	5,880,290	939	1,449	-

-	-	-	11,075,605	29,049,433	481,470	-	-
2,166,210	14,338,132	149,622	63,871,496	227,749,129	163,605	31,664,373	18,159,683
-	868,610	-	-	-	-	-	-
7,703	62,557	940	797,972	1,427,924	403	531,524	104,595
2,216,313	15,269,299	155,452	75,745,073	264,106,776	646,417	32,197,346	18,264,278
$40,646,535	$298,801,869	$3,189,751	$3,479,207,437	$7,710,343,598	$5,778,870	$5,667,745,184	$1,229,289,214

$60,358,994	$558,476,743	$2,779,048	$4,077,755,650	$9,427,852,650	$6,746,218	$5,277,547,986	$964,064,053
(19,712,459)	(259,674,874)	410,703	(598,548,213)	(1,717,509,052)	(967,348)	390,197,198	265,225,161
$40,646,535	$298,801,869	$3,189,751	$3,479,207,437	$7,710,343,598	$5,778,870	$5,667,745,184	$1,229,289,214
720,001	3,440,000	100,001	68,820,000	103,430,000	120,001	56,770,001	34,650,001
$56.45	$86.86	$31.90	$50.56	$74.55	$48.16	$99.84	$35.48
$56.42	$86.86	$31.77	$50.56	$74.58	$48.17	$99.89	$35.47
$35,382,743	$328,757,490	$2,925,785	$3,411,086,035	$6,967,650,128	$5,226,109	$5,370,261,878	$941,843,544
$2,166,210	$17,610,572	$149,622	$66,293,267	$227,749,129	$163,605	$35,734,065	$18,516,218
$2,154,736	$13,928,751	$149,199	$62,616,611	$226,229,411	$161,879	$31,230,090	$18,020,628

75

Statements of Assets and Liabilities—(continued)
February 28, 2025
(Unaudited)

	Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)	Invesco S&P MidCap Low Volatility ETF (XMLV)	Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)	Invesco S&P SmallCap 600® GARP ETF (GRPZ)	Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
Assets:
Unaffiliated investments in securities, at value(a)	$347,796,084	$784,835,918	$192,059,968	$2,443,419	$67,037,914
Affiliated investments in securities, at value	55,614,234	65,810,643	32,731,438	412,394	21,040,144
Receivable for:
Dividends and interest	222,711	1,058,119	168,563	1,901	128,750
Securities lending	4,601	5,782	4,253	40	5,802
Investments sold	-	1,249,078	-	-	-
Fund shares sold	-	4,379,860	-	-	-
Foreign tax reclaims	649	-	-	-	-
Total assets	403,638,279	857,339,400	224,964,222	2,857,754	88,212,610
Liabilities:
Due to custodian	-	-	37,279	205	70,261
Payable for:
Investments purchased	-	4,371,773	-	-	-
Investments purchased - affiliated broker	-	-	-	-	-
Collateral upon return of securities loaned	55,387,106	65,691,457	32,731,438	412,394	21,040,144
Fund shares repurchased	-	1,251,388	-	-	-
Accrued unitary management fees	41,081	152,752	22,978	689	15,129
Total liabilities	55,428,187	71,467,370	32,791,695	413,288	21,125,534
Net Assets	$348,210,092	$785,872,030	$192,172,527	$2,444,466	$67,087,076
Net assets consist of:
Shares of beneficial interest	$314,082,514	$1,351,887,749	$172,248,490	$2,561,485	$85,152,113
Distributable earnings (loss)	34,127,578	(566,015,719)	19,924,037	(117,019)	(18,065,037)
Net Assets	$348,210,092	$785,872,030	$192,172,527	$2,444,466	$67,087,076
Shares outstanding (unlimited amount authorized, $0.01 par value)	12,170,001	12,560,000	7,340,001	100,001	4,640,001
Net asset value	$28.61	$62.57	$26.18	$24.44	$14.46
Market price	$28.62	$62.58	$26.18	$24.45	$14.46
Unaffiliated investments in securities, at cost	$290,930,235	$728,124,349	$166,385,694	$2,528,162	$67,232,150
Affiliated investments in securities, at cost	$55,614,234	$65,810,643	$32,731,438	$412,394	$21,040,144
(a)Includes securities on loan with an aggregate value of:	$54,616,226	$64,945,771	$32,205,356	$292,334	$20,506,648
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco S&P SmallCap Low Volatility ETF (XSLV)	Invesco S&P SmallCap Quality ETF (XSHQ)

$290,567,077	$447,395,750
44,442,413	84,207,792

308,112	362,818
4,759	8,643
-	-
4,752,508	-
-	-
340,074,869	531,975,003

-	69,885

4,747,557	404,689
-	136,139
44,418,357	83,721,809
-	-
55,445	102,362
49,221,359	84,434,884
$290,853,510	$447,540,119

$982,365,513	$465,271,084
(691,512,003)	(17,730,965)
$290,853,510	$447,540,119
6,120,000	11,040,001
$47.53	$40.54
$47.53	$40.54
$283,423,007	$450,037,537
$44,442,413	$84,207,792
$43,791,426	$82,578,339

77

Statements of Operations
For the six months ended February 28, 2025
(Unaudited)

	Invesco ESG S&P 500 Equal Weight ETF (RSPE)	Invesco MSCI North America Climate ETF (KLMN)(a)	Invesco MSCI USA ETF (PBUS)	Invesco Russell 1000 Equal Weight ETF (EQAL)	Invesco S&P 500® Enhanced Value ETF (SPVU)
Investment income:
Unaffiliated dividend income	$169,052	$7,126,907	$37,735,471	$6,102,424	$1,348,731
Affiliated dividend income	349	6,101	38,967	16,595	1,557
Securities lending income, net	1,379	18,637	54,186	121,212	1,650
Foreign withholding tax	-	(91,591)	(11,559)	(6,253)	-
Total investment income	170,780	7,060,054	37,817,065	6,233,978	1,351,938
Expenses:
Unitary management fees	17,991	470,192	1,158,560	625,740	63,734
Tax expenses	83	-	-	-	-
Total expenses	18,074	470,192	1,158,560	625,740	63,734
Less: Waivers	(7)	(115)	(759)	(116)	(30)
Net expenses	18,067	470,077	1,157,801	625,624	63,704
Net investment income	152,713	6,589,977	36,659,264	5,608,354	1,288,234
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(26,151)	126,002	(21,957,802)	5,446,244	(1,068,034)
Affiliated investment securities	(59)	-	(4,629)	(16,688)	48
Unaffiliated in-kind redemptions	-	-	86,944,690	2,137,099	7,041,397
Affiliated in-kind redemptions	-	-	-	757	-
Foreign currencies	-	(42)	-	-	-
Net realized gain (loss)	(26,210)	125,960	64,982,259	7,567,412	5,973,411
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	133,306	(41,256,414)	253,808,498	12,858,388	(2,279,428)
Affiliated investment securities	(43)	-	(2,593)	16,702	(81)
Foreign currencies	-	(1,594)	-	-	-
Change in net unrealized appreciation (depreciation)	133,263	(41,258,008)	253,805,905	12,875,090	(2,279,509)
Net realized and unrealized gain (loss)	107,053	(41,132,048)	318,788,164	20,442,502	3,693,902
Net increase (decrease) in net assets resulting from operations	$259,766	$(34,542,071)	$355,447,428	$26,050,856	$4,982,136

(a)	For the period December 9, 2024 (commencement of investment operations) through February 28, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)	Invesco S&P 500® High Beta ETF (SPHB)	Invesco S&P 500 High Dividend Growers ETF (DIVG)	Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	Invesco S&P 500® Low Volatility ETF (SPLV)	Invesco S&P 500 Minimum Variance ETF (SPMV)	Invesco S&P 500® Momentum ETF (SPMO)	Invesco S&P 500 QVM Multi-factor ETF (QVML)

$444,975	$1,345,793	$51,144	$77,623,559	$80,443,966	$43,175	$17,783,690	$7,316,084
569	68,311	48	72,167	99,279	106	43,271	18,605
1,294	19,292	53	91,628	123,592	155	17,640	10,682
-	(5,989)	(12)	-	-	-	-	(1,940)
446,838	1,427,407	51,233	77,787,354	80,666,837	43,436	17,844,601	7,343,431

50,702	464,599	5,868	5,223,023	9,271,017	2,650	2,376,704	600,114
-	-	-	-	-	-	-	-
50,702	464,599	5,868	5,223,023	9,271,017	2,650	2,376,704	600,114
(11)	(91)	-	(1,405)	(1,954)	(2)	(850)	(255)
50,691	464,508	5,868	5,221,618	9,269,063	2,648	2,375,854	599,859
396,147	962,899	45,365	72,565,736	71,397,774	40,788	15,468,747	6,743,572

381,599	(20,550,347)	(1,071)	(12,729,142)	5,084,246	(89,465)	(35,129,866)	(7,258,905)
(46)	(35,343)	2	(7,348)	(16,520)	(11)	(583)	(31,686)
2,185,917	26,115,933	163,610	261,944,247	439,002,536	357,583	162,026,266	41,917,173
-	(25,296)	-	-	-	-	-	-
-	-	-	-	-	-	-	-
2,567,470	5,504,947	162,541	249,207,757	444,070,262	268,107	126,895,817	34,626,582

(730,902)	1,353,045	(92,473)	(194,317,809)	(117,350,606)	(29,392)	222,813,900	27,255,153
(55)	111,369	(4)	(4,751)	(2,961)	-	(225)	29,818
-	-	-	-	-	-	-	-
(730,957)	1,464,414	(92,477)	(194,322,560)	(117,353,567)	(29,392)	222,813,675	27,284,971
1,836,513	6,969,361	70,064	54,885,197	326,716,695	238,715	349,709,492	61,911,553
$2,232,660	$7,932,260	$115,429	$127,450,933	$398,114,469	$279,503	$365,178,239	$68,655,125

79

Statements of Operations—(continued)
For the six months ended February 28, 2025
(Unaudited)

	Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)	Invesco S&P MidCap Low Volatility ETF (XMLV)	Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)	Invesco S&P SmallCap 600® GARP ETF (GRPZ)	Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
Investment income:
Unaffiliated dividend income	$2,521,851	$12,591,242	$1,652,433	$14,657	$1,734,454
Affiliated dividend income	3,267	11,727	2,181	14	1,503
Non-cash dividend income	-	-	327,711	-	-
Securities lending income, net	30,372	35,476	34,310	262	17,053
Foreign withholding tax	(973)	-	(1,923)	(95)	-
Total investment income	2,554,517	12,638,445	2,014,712	14,838	1,753,010
Expenses:
Unitary management fees	247,838	1,020,655	150,311	4,062	84,211
Less: Waivers	(65)	(230)	(43)	-	(30)
Net expenses	247,773	1,020,425	150,268	4,062	84,181
Net investment income	2,306,744	11,618,020	1,864,444	10,776	1,668,829
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,900,121	(4,998,001)	(3,822,288)	(102,113)	(3,826,881)
Affiliated investment securities	(1,435)	(3,777)	(1,372)	(10)	(494)
In-kind redemptions	366,889	72,739,511	8,693,196	100,311	-
Net realized gain (loss)	2,265,575	67,737,733	4,869,536	(1,812)	(3,827,375)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(4,308,464)	(43,636,227)	(12,343,350)	(220,095)	(68,576)
Affiliated investment securities	(2,060)	(1,226)	(2,352)	(16)	(446)
Change in net unrealized appreciation (depreciation)	(4,310,524)	(43,637,453)	(12,345,702)	(220,111)	(69,022)
Net realized and unrealized gain (loss)	(2,044,949)	24,100,280	(7,476,166)	(221,923)	(3,896,397)
Net increase (decrease) in net assets resulting from operations	$261,795	$35,718,300	$(5,611,722)	$(211,147)	$(2,227,568)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco S&P SmallCap Low Volatility ETF (XSLV)	Invesco S&P SmallCap Quality ETF (XSHQ)

$1,975,481	$3,240,122
5,203	3,489
2,036,218	-
31,386	56,440
(9,282)	(14,973)
4,039,006	3,285,078

388,593	554,962
(104)	(67)
388,489	554,895
3,650,517	2,730,183

15,091,128	(4,397,813)
(848)	(2,710)
5,354,848	5,043,635
20,445,128	643,112

(24,442,035)	(26,836,877)
(2,585)	(3,956)
(24,444,620)	(26,840,833)
(3,999,492)	(26,197,721)
$(348,975)	$(23,467,538)

81

Statements of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco ESG S&P 500 Equal Weight ETF (RSPE)		Invesco MSCI North America Climate ETF (KLMN)
	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Period Ended February 28, 2025(a)
Operations:
Net investment income	$152,713	$171,267	$6,589,977
Net realized gain (loss)	(26,210)	52,693	125,960
Change in net unrealized appreciation (depreciation)	133,263	1,355,800	(41,258,008)
Net increase (decrease) in net assets resulting from operations	259,766	1,579,760	(34,542,071)
Distributions to Shareholders from:
Distributable earnings	(123,937)	(175,106)	-
Shareholder Transactions:
Proceeds from shares sold	10,932,070	3,779,376	2,404,384,705
Value of shares repurchased	-	(4,546,268)	-
Net increase (decrease) in net assets resulting from share transactions	10,932,070	(766,892)	2,404,384,705
Net increase (decrease) in net assets	11,067,899	637,762	2,369,842,634
Net assets:
Beginning of period	12,128,329	11,490,567	-
End of period	$23,196,228	$12,128,329	$2,369,842,634
Changes in Shares Outstanding:
Shares sold	400,000	150,000	96,900,001
Shares repurchased	-	(200,000)	-
Shares outstanding, beginning of period	450,001	500,001	-
Shares outstanding, end of period	850,001	450,001	96,900,001

(a)	For the period December 9, 2024 (commencement of investment operations) through February 28, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco MSCI USA ETF (PBUS)		Invesco Russell 1000 Equal Weight ETF (EQAL)		Invesco S&P 500® Enhanced Value ETF (SPVU)		Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024

$36,659,264	$58,257,790	$5,608,354	$11,034,336	$1,288,234	$2,852,142	$396,147	$878,565
64,982,259	218,658,086	7,567,412	4,440,529	5,973,411	3,201,405	2,567,470	545,826
253,805,905	768,344,407	12,875,090	63,666,769	(2,279,509)	16,763,751	(730,957)	5,534,438
355,447,428	1,045,260,283	26,050,856	79,141,634	4,982,136	22,817,298	2,232,660	6,958,829

(35,215,616)	(54,314,562)	(5,470,999)	(11,297,572)	(1,413,706)	(2,939,353)	(406,674)	(1,012,244)

742,259,885	1,929,374,317	12,584,481	24,903,808	20,227,333	31,871,021	9,439,435	-
(208,703,211)	(763,082,131)	(7,342,010)	(144,286,154)	(35,291,317)	(36,495,509)	(11,520,550)	(11,582,697)
533,556,674	1,166,292,186	5,242,471	(119,382,346)	(15,063,984)	(4,624,488)	(2,081,115)	(11,582,697)
853,788,486	2,157,237,907	25,822,328	(51,538,284)	(11,495,554)	15,253,457	(255,129)	(5,636,112)

5,192,859,372	3,035,621,465	607,869,237	659,407,521	106,257,754	91,004,297	40,901,664	46,537,776
$6,046,647,858	$5,192,859,372	$633,691,565	$607,869,237	$94,762,200	$106,257,754	$40,646,535	$40,901,664

12,750,000	39,525,000	250,000	600,000	410,000	700,000	170,000	-
(3,500,000)	(14,925,000)	(150,000)	(3,450,000)	(710,000)	(800,000)	(210,000)	(240,000)
92,075,001	67,475,001	12,750,001	15,600,001	2,110,001	2,210,001	760,001	1,000,001
101,325,001	92,075,001	12,850,001	12,750,001	1,810,001	2,110,001	720,001	760,001

83

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco S&P 500® High Beta ETF (SPHB)		Invesco S&P 500 High Dividend Growers ETF (DIVG)
	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Period Ended August 31, 2024(b)
Operations:
Net investment income	$962,899	$5,594,832	$45,365	$85,925
Net realized gain	5,504,947	41,507,022	162,541	155,156
Change in net unrealized appreciation (depreciation)	1,464,414	3,649,989	(92,477)	356,448
Net increase in net assets resulting from operations	7,932,260	50,751,843	115,429	597,529
Distributions to Shareholders from:
Distributable earnings	(1,212,656)	(5,679,266)	(63,586)	(72,511)
Shareholder Transactions:
Proceeds from shares sold	149,101,460	727,126,481	1,274,987	3,975,227
Value of shares repurchased	(307,480,577)	(908,189,190)	(954,437)	(1,682,887)
Net increase (decrease) in net assets resulting from share transactions	(158,379,117)	(181,062,709)	320,550	2,292,340
Net increase (decrease) in net assets	(151,659,513)	(135,990,132)	372,393	2,817,358
Net assets:
Beginning of period	450,461,382	586,451,514	2,817,358	-
End of period	$298,801,869	$450,461,382	$3,189,751	$2,817,358
Changes in Shares Outstanding:
Shares sold	1,640,000	9,050,000	40,000	150,001
Shares repurchased	(3,450,000)	(11,510,000)	(30,000)	(60,000)
Shares outstanding, beginning of period	5,250,000	7,710,000	90,001	-
Shares outstanding, end of period	3,440,000	5,250,000	100,001	90,001

(b)	For the period December 4, 2023 (commencement of investment operations) through August 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)		Invesco S&P 500® Low Volatility ETF (SPLV)		Invesco S&P 500 Minimum Variance ETF (SPMV)		Invesco S&P 500® Momentum ETF (SPMO)
Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024

$72,565,736	$125,157,580	$71,397,774	$157,747,913	$40,788	$184,286	$15,468,747	$5,178,676
249,207,757	25,739,848	444,070,262	60,431,107	268,107	1,746,257	126,895,817	165,444,888
(194,322,560)	541,503,958	(117,353,567)	1,057,572,923	(29,392)	(437,087)	222,813,675	56,112,211
127,450,933	692,401,386	398,114,469	1,275,751,943	279,503	1,493,456	365,178,239	226,735,775

(57,234,786)	(125,736,697)	(63,871,956)	(178,561,681)	(41,107)	(238,019)	(9,449,943)	(4,816,948)

1,120,727,610	1,515,951,252	2,546,540,558	2,198,385,874	1,876,880	4,554,728	4,413,654,153	3,200,018,988
(1,477,214,144)	(1,442,482,942)	(2,685,523,771)	(4,496,507,472)	(1,419,227)	(23,502,735)	(1,452,624,156)	(1,268,523,036)
(356,486,534)	73,468,310	(138,983,213)	(2,298,121,598)	457,653	(18,948,007)	2,961,029,997	1,931,495,952
(286,270,387)	640,132,999	195,259,300	(1,200,931,336)	696,049	(17,692,570)	3,316,758,293	2,153,414,779

3,765,477,824	3,125,344,825	7,515,084,298	8,716,015,634	5,082,821	22,775,391	2,350,986,891	197,572,112
$3,479,207,437	$3,765,477,824	$7,710,343,598	$7,515,084,298	$5,778,870	$5,082,821	$5,667,745,184	$2,350,986,891

22,810,000	32,830,000	34,990,000	34,470,000	40,000	120,000	46,130,000	39,050,000
(30,000,000)	(32,740,000)	(37,230,000)	(71,090,000)	(30,000)	(610,000)	(15,710,000)	(16,090,000)
76,010,000	75,920,000	105,670,000	142,290,000	110,001	600,001	26,350,001	3,390,001
68,820,000	76,010,000	103,430,000	105,670,000	120,001	110,001	56,770,001	26,350,001

85

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco S&P 500 QVM Multi-factor ETF (QVML)		Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Operations:
Net investment income	$6,743,572	$11,971,244	$2,306,744	$3,960,695
Net realized gain (loss)	34,626,582	22,619,734	2,265,575	4,668,299
Change in net unrealized appreciation (depreciation)	27,284,971	196,542,120	(4,310,524)	41,553,401
Net increase (decrease) in net assets resulting from operations	68,655,125	231,133,098	261,795	50,182,395
Distributions to Shareholders from:
Distributable earnings	(6,458,718)	(11,976,935)	(2,207,635)	(3,760,526)
Shareholder Transactions:
Proceeds from shares sold	260,700,790	87,031,036	30,419,437	21,215,072
Value of shares repurchased	(127,789,637)	(121,207,986)	(1,161,585)	(14,406,982)
Net increase (decrease) in net assets resulting from share transactions	132,911,153	(34,176,950)	29,257,852	6,808,090
Net increase (decrease) in net assets	195,107,560	184,979,213	27,312,012	53,229,959
Net assets:
Beginning of period	1,034,181,654	849,202,441	320,898,080	267,668,121
End of period	$1,229,289,214	$1,034,181,654	$348,210,092	$320,898,080
Changes in Shares Outstanding:
Shares sold	7,450,000	2,750,000	1,010,000	770,000
Shares repurchased	(3,700,000)	(4,050,000)	(40,000)	(530,000)
Shares outstanding, beginning of period	30,900,001	32,200,001	11,200,001	10,960,001
Shares outstanding, end of period	34,650,001	30,900,001	12,170,001	11,200,001

(c)	For the period March 25, 2024 (commencement of investment operations) through August 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Invesco S&P MidCap Low Volatility ETF (XMLV)		Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)		Invesco S&P SmallCap 600® GARP ETF (GRPZ)		Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Period Ended August 31, 2024(c)	Six Months Ended February 28, 2025	Year Ended August 31, 2024

$11,618,020	$18,615,934	$1,864,444	$2,963,422	$10,776	$11,101	$1,668,829	$1,362,318
67,737,733	38,627,294	4,869,536	9,754,592	(1,812)	(29,711)	(3,827,375)	(2,028,819)
(43,637,453)	90,224,845	(12,345,702)	21,358,868	(220,111)	135,368	(69,022)	2,716,609
35,718,300	147,468,073	(5,611,722)	34,076,882	(211,147)	116,758	(2,227,568)	2,050,108

(9,681,225)	(18,618,680)	(1,818,737)	(2,894,937)	(11,365)	(6,030)	(1,981,022)	(1,977,924)

259,200,445	34,737,495	23,364,185	5,761,446	1,074,808	2,955,370	28,381,292	25,094,686
(349,221,308)	(212,635,704)	(22,378,869)	(41,263,449)	(517,803)	(956,125)	-	(1,389,147)
(90,020,863)	(177,898,209)	985,316	(35,502,003)	557,005	1,999,245	28,381,292	23,705,539
(63,983,788)	(49,048,816)	(6,445,143)	(4,320,058)	334,493	2,109,973	24,172,702	23,777,723

849,855,818	898,904,634	198,617,670	202,937,728	2,109,973	-	42,914,374	19,136,651
$785,872,030	$849,855,818	$192,172,527	$198,617,670	$2,444,466	$2,109,973	$67,087,076	$42,914,374

4,120,000	620,000	860,000	230,000	40,000	120,001	1,890,000	1,640,000
(5,640,000)	(3,990,000)	(820,000)	(1,650,000)	(20,000)	(40,000)	-	(90,000)
14,080,000	17,450,000	7,300,001	8,720,001	80,001	-	2,750,001	1,200,001
12,560,000	14,080,000	7,340,001	7,300,001	100,001	80,001	4,640,001	2,750,001

87

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco S&P SmallCap Low Volatility ETF (XSLV)		Invesco S&P SmallCap Quality ETF (XSHQ)
	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Operations:
Net investment income	$3,650,517	$7,825,596	$2,730,183	$1,890,749
Net realized gain	20,445,128	10,892,044	643,112	730,525
Change in net unrealized appreciation (depreciation)	(24,444,620)	43,101,592	(26,840,833)	20,140,374
Net increase (decrease) in net assets resulting from operations	(348,975)	61,819,232	(23,467,538)	22,761,648
Distributions to Shareholders from:
Distributable earnings	(5,217,210)	(7,875,630)	(2,312,176)	(1,265,852)
Shareholder Transactions:
Proceeds from shares sold	4,752,508	7,586,585	172,543,865	321,526,616
Value of shares repurchased	(56,665,764)	(121,222,881)	(19,075,430)	(71,350,466)
Net increase (decrease) in net assets resulting from share transactions	(51,913,256)	(113,636,296)	153,468,435	250,176,150
Net increase (decrease) in net assets	(57,479,441)	(59,692,694)	127,688,721	271,671,946
Net assets:
Beginning of period	348,332,951	408,025,645	319,851,398	48,179,452
End of period	$290,853,510	$348,332,951	$447,540,119	$319,851,398
Changes in Shares Outstanding:
Shares sold	100,000	170,000	3,930,000	8,070,000
Shares repurchased	(1,200,000)	(2,810,000)	(430,000)	(1,830,000)
Shares outstanding, beginning of period	7,220,000	9,860,000	7,540,001	1,300,001
Shares outstanding, end of period	6,120,000	7,220,000	11,040,001	7,540,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Financial Highlights
Invesco ESG S&P 500 Equal Weight ETF (RSPE)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,		For the Period November 15, 2021(a) Through August 31, 2022
		2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$26.95	$22.98	$21.26	$25.00
Net investment income(b)	0.23	0.44	0.43	0.34
Net realized and unrealized gain (loss) on investments	0.32	3.97	1.71	(3.81)
Total from investment operations	0.55	4.41	2.14	(3.47)
Distributions to shareholders from:
Net investment income	(0.21)	(0.44)	(0.42)	(0.27)
Net asset value at end of period	$27.29	$26.95	$22.98	$21.26
Market price at end of period(c)	$27.29	$26.95	$22.99	$21.28
Net Asset Value Total Return(d)	2.07%	19.43%	10.21%	(13.93)%(e)
Market Price Total Return(d)	2.07%	19.38%	10.15%	(13.85)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$23,196	$12,128	$11,491	$9,569
Ratio to average net assets of:
Expenses	0.20%(f)	0.20%	0.20%	0.20%(f)
Net investment income	1.70%(f)	1.82%	1.93%	1.85%(f)
Portfolio turnover rate(g)	10%	33%	33%	45%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (November 17, 2021, the first day of trading on the exchange) to August 31, 2022 was (13.61)%. The market price total return from Fund Inception to August 31, 2022 was (13.57)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Financial Highlights—(continued)
Invesco MSCI North America Climate ETF (KLMN)
For the Period December 9, 2024(a) Through February 28, 2025 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.07
Net realized and unrealized gain (loss) on investments	(0.61)
Total from investment operations	(0.54)
Net asset value at end of period	$24.46
Market price at end of period(c)	$24.48
Net Asset Value Total Return(d)	(2.16)%(e)
Market Price Total Return(d)	(2.08)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,369,843
Ratio to average net assets of:
Expenses	0.10%(f)
Net investment income	1.26%(f)
Portfolio turnover rate(g)	0%(h)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 11, 2024, the first day of trading on the exchange) to February 28, 2025 was (1.93)%. The market price total return from Fund Inception to February 28, 2025 was (1.96)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.005%.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Financial Highlights—(continued)
Invesco MSCI USA ETF (PBUS)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$56.40	$44.99	$39.52	$46.14	$35.42	$29.16
Net investment income(a)	0.37	0.70	0.65	0.63	0.57	0.56
Net realized and unrealized gain (loss) on investments	3.27	11.38	5.47	(6.63)	10.58	6.21
Total from investment operations	3.64	12.08	6.12	(6.00)	11.15	6.77
Distributions to shareholders from:
Net investment income	(0.36)	(0.67)	(0.65)	(0.61)	(0.43)	(0.51)
Net realized gains	-	-	-	(0.01)	-	-
Total distributions	(0.36)	(0.67)	(0.65)	(0.62)	(0.43)	(0.51)
Net asset value at end of period	$59.68	$56.40	$44.99	$39.52	$46.14	$35.42
Market price at end of period(b)	$59.66	$56.38	$44.99	$39.55	$46.14	$35.61
Net Asset Value Total Return(c)	6.47%	27.06%	15.72%	(13.10)%	31.79%	23.71%
Market Price Total Return(c)	6.48%	27.02%	15.63%	(13.03)%	31.07%	24.36%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,046,648	$5,192,859	$3,035,621	$2,281,045	$2,174,202	$8,855
Ratio to average net assets of:
Expenses	0.04%(d)	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income	1.27%(d)	1.40%	1.61%	1.44%	1.32%	1.82%
Portfolio turnover rate(e)	1%	3%	3%	3%	6%	5%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Financial Highlights—(continued)
Invesco Russell 1000 Equal Weight ETF (EQAL)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$47.68	$42.27	$41.51	$46.30	$33.47	$31.51
Net investment income(a)	0.44	0.80	0.78	0.73	0.61	0.61
Net realized and unrealized gain (loss) on investments	1.62	5.41	0.75	(4.86)	12.90	2.01
Total from investment operations	2.06	6.21	1.53	(4.13)	13.51	2.62
Distributions to shareholders from:
Net investment income	(0.43)	(0.80)	(0.77)	(0.66)	(0.68)	(0.66)
Net asset value at end of period	$49.31	$47.68	$42.27	$41.51	$46.30	$33.47
Market price at end of period(b)	$49.30	$47.65	$42.28	$41.54	$46.28	$33.52
Net Asset Value Total Return(c)	4.34%	14.89%	3.80%	(8.96)%	40.74%	8.71%
Market Price Total Return(c)	4.38%	14.80%	3.75%	(8.86)%	40.46%	8.87%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$633,692	$607,869	$659,408	$617,468	$673,641	$475,339
Ratio to average net assets of:
Expenses	0.20%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.79%(d)	1.85%	1.90%	1.64%	1.49%	1.95%
Portfolio turnover rate(e)	14%	30%	27%	27%	40%	29%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Financial Highlights—(continued)
Invesco S&P 500® Enhanced Value ETF (SPVU)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$50.36	$41.18	$40.63	$42.47	$28.77	$33.42
Net investment income(a)	0.66	1.29	1.23	1.02	0.96	0.99
Net realized and unrealized gain (loss) on investments	2.03	9.24	0.47 (b)	(1.78)	13.63	(4.69)
Total from investment operations	2.69	10.53	1.70	(0.76)	14.59	(3.70)
Distributions to shareholders from:
Net investment income	(0.70)	(1.35)	(1.15)	(1.08)	(0.89)	(0.95)
Net asset value at end of period	$52.35	$50.36	$41.18	$40.63	$42.47	$28.77
Market price at end of period(c)	$52.40	$50.35	$41.19	$40.65	$42.44	$28.82
Net Asset Value Total Return(d)	5.44%	26.01%	4.33%	(1.85)%	51.49%	(11.04)%
Market Price Total Return(d)	5.55%	25.95%	4.31%	(1.72)%	51.13%	(10.97)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$94,762	$106,258	$91,004	$144,635	$145,243	$69,042
Ratio to average net assets of:
Expenses	0.13%(e)	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	2.63%(e)	2.83%	3.00%	2.36%	2.53%	3.14%
Portfolio turnover rate(f)	15%	31%	39%	32%	36%	39%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Financial Highlights—(continued)
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$53.82	$46.54	$47.45	$49.30	$39.43	$38.76
Net investment income(a)	0.53	1.00	1.10	0.94	0.57	0.72
Net realized and unrealized gain (loss) on investments	2.64	7.41	(0.90)	(1.94)	9.88	0.71
Total from investment operations	3.17	8.41	0.20	(1.00)	10.45	1.43
Distributions to shareholders from:
Net investment income	(0.54)	(1.13)	(1.11)	(0.85)	(0.58)	(0.76)
Net asset value at end of period	$56.45	$53.82	$46.54	$47.45	$49.30	$39.43
Market price at end of period(b)	$56.42	$53.78	$46.53	$47.49	$49.27	$39.49
Net Asset Value Total Return(c)	5.93%	18.40%	0.39%	(2.04)%	26.73%	3.86%
Market Price Total Return(c)	5.96%	18.34%	0.29%	(1.90)%	26.46%	3.99%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$40,647	$40,902	$46,538	$54,090	$52,256	$69,002
Ratio to average net assets of:
Expenses	0.25%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	1.95%(d)	2.08%	2.31%	1.94%	1.33%	1.87%
Portfolio turnover rate(e)	37%	66%	60%	77%	64%	84%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Financial Highlights—(continued)
Invesco S&P 500® High Beta ETF (SPHB)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$85.80	$76.06	$64.51	$74.74	$43.73	$40.44
Net investment income(a)	0.23	0.82	0.45	0.51	0.89	0.99 (b)
Net realized and unrealized gain (loss) on investments	1.10	9.71	11.54	(10.12)	30.93	3.25
Total from investment operations	1.33	10.53	11.99	(9.61)	31.82	4.24
Distributions to shareholders from:
Net investment income	(0.27)	(0.79)	(0.44)	(0.62)	(0.81)	(0.95)
Net asset value at end of period	$86.86	$85.80	$76.06	$64.51	$74.74	$43.73
Market price at end of period(c)	$86.86	$85.78	$76.05	$64.58	$74.75	$43.83
Net Asset Value Total Return(d)	1.54%	13.92%	18.68%	(12.92)%	73.38%	11.38%
Market Price Total Return(d)	1.57%	13.90%	18.54%	(12.84)%	73.01%	11.59%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$298,802	$450,461	$586,452	$527,684	$1,679,341	$131,175
Ratio to average net assets of:
Expenses	0.25%(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	0.52%(e)	1.02%	0.65%	0.69%	1.30%	2.39%(b)
Portfolio turnover rate(f)	42%	91%	66%	76%	103%	113%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.79 and 1.91%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

Financial Highlights—(continued)
Invesco S&P 500 High Dividend Growers ETF (DIVG)
	February 28, 2025 (Unaudited)	For the Period December 4, 2023(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$31.30	$25.00
Net investment income(b)	0.47	0.88
Net realized and unrealized gain on investments	0.79	6.16
Total from investment operations	1.26	7.04
Distributions to shareholders from:
Net investment income	(0.66)	(0.74)
Net asset value at end of period	$31.90	$31.30
Market price at end of period(c)	$31.77	$31.26
Net Asset Value Total Return(d)	4.08%	28.48%(e)
Market Price Total Return(d)	3.79%	28.31%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,190	$2,817
Ratio to average net assets of:
Expenses	0.39%(f)	0.41%(f)
Net investment income	3.01%(f)	4.24%(f)
Portfolio turnover rate(g)	17%	40%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 6, 2023, the first day of trading on the exchange) to August 31, 2024 was 25.22%. The market price total return from Fund Inception to August 31, 2024 was 25.06%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Financial Highlights—(continued)
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$49.54	$41.17	$43.91	$44.24	$34.10	$40.52
Net investment income(a)	1.03	1.80	1.80	1.60	1.57	1.53
Net realized and unrealized gain (loss) on investments	0.81	8.37	(2.76)	(0.27)	10.21	(6.10)
Total from investment operations	1.84	10.17	(0.96)	1.33	11.78	(4.57)
Distributions to shareholders from:
Net investment income	(0.82)	(1.80)	(1.78)	(1.66)	(1.64)	(1.85)
Net asset value at end of period	$50.56	$49.54	$41.17	$43.91	$44.24	$34.10
Market price at end of period(b)	$50.56	$49.55	$41.16	$43.96	$44.23	$34.16
Net Asset Value Total Return(c)	3.74%	25.52%	(2.20)%	3.02%	35.25%	(11.46)%
Market Price Total Return(c)	3.72%	25.58%	(2.34)%	3.15%	34.98%	(11.37)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,479,207	$3,765,478	$3,125,345	$3,807,984	$3,034,476	$2,446,739
Ratio to average net assets of:
Expenses	0.30%(d)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	4.17%(d)	4.20%	4.24%	3.56%	3.90%	4.02%
Portfolio turnover rate(e)	23%	49%	67%	60%	45%	76%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

Financial Highlights—(continued)
Invesco S&P 500® Low Volatility ETF (SPLV)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$71.12	$61.26	$63.19	$64.07	$54.69	$56.75
Net investment income(a)	0.68	1.30	1.46	1.35	0.91	1.27
Net realized and unrealized gain (loss) on investments	3.37	10.02	(1.95)	(0.96)	9.42	(2.01)
Total from investment operations	4.05	11.32	(0.49)	0.39	10.33	(0.74)
Distributions to shareholders from:
Net investment income	(0.62)	(1.46)	(1.44)	(1.27)	(0.95)	(1.32)
Net asset value at end of period	$74.55	$71.12	$61.26	$63.19	$64.07	$54.69
Market price at end of period(b)	$74.58	$71.14	$61.25	$63.25	$64.05	$54.77
Net Asset Value Total Return(c)	5.73%	18.81%	(0.80)%	0.60%	19.09%	(1.19)%
Market Price Total Return(c)	5.74%	18.86%	(0.91)%	0.73%	18.87%	(1.08)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$7,710,344	$7,515,084	$8,716,016	$10,972,985	$8,217,477	$9,233,967
Ratio to average net assets of:
Expenses	0.25%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	1.93%(d)	2.05%	2.35%	2.10%	1.58%	2.33%
Portfolio turnover rate(e)	37%	68%	55%	70%	64%	86%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Financial Highlights—(continued)
Invesco S&P 500 Minimum Variance ETF (SPMV)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$46.21	$37.96	$36.57	$39.16	$32.31	$30.22
Net investment income(a)	0.36	0.73	0.71	0.63	0.60	0.63
Net realized and unrealized gain (loss) on investments	1.96	8.37	1.37	(2.60)	6.70	2.57
Total from investment operations	2.32	9.10	2.08	(1.97)	7.30	3.20
Distributions to shareholders from:
Net investment income	(0.37)	(0.85)	(0.69)	(0.62)	(0.45)	(0.58)
Net realized gains	-	-	-	-	-	(0.53)
Total distributions	(0.37)	(0.85)	(0.69)	(0.62)	(0.45)	(1.11)
Net asset value at end of period	$48.16	$46.21	$37.96	$36.57	$39.16	$32.31
Market price at end of period(b)	$48.17	$46.21	$37.94	$36.60	$39.22	$32.39
Net Asset Value Total Return(c)	5.06%	24.35%	5.78%	(5.08)%	22.82%	11.02%
Market Price Total Return(c)	5.08%	24.41%	5.63%	(5.14)%	22.71%	11.22%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,779	$5,083	$22,775	$21,578	$24,277	$4,847
Ratio to average net assets of:
Expenses	0.10%(d)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	1.54%(d)	1.86%	1.92%	1.62%	1.67%	2.11%
Portfolio turnover rate(e)	23%	79%	24%	20%	22%	20%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99

Financial Highlights—(continued)
Invesco S&P 500® Momentum ETF (SPMO)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$89.22	$58.28	$54.27	$63.43	$50.95	$40.57
Net investment income(a)	0.40	0.45	1.27	0.75	0.38	0.62
Net realized and unrealized gain (loss) on investments	10.48	31.13	3.94	(9.34)	12.58	10.42
Total from investment operations	10.88	31.58	5.21	(8.59)	12.96	11.04
Distributions to shareholders from:
Net investment income	(0.26)	(0.64)	(1.20)	(0.57)	(0.48)	(0.66)
Net asset value at end of period	$99.84	$89.22	$58.28	$54.27	$63.43	$50.95
Market price at end of period(b)	$99.89	$89.20	$58.33	$54.36	$63.41	$51.10
Net Asset Value Total Return(c)	12.21%	54.58%	9.79%	(13.60)%	25.65%	27.77%
Market Price Total Return(c)	12.30%	54.41%	9.71%	(13.43)%	25.24%	28.08%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,667,745	$2,350,987	$197,572	$113,973	$88,166	$73,872
Ratio to average net assets of:
Expenses	0.13%(d)	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	0.85%(d)	0.57%	2.29%	1.25%	0.70%	1.48%
Portfolio turnover rate(e)	21%	72%	81%	124%	70%	90%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

Financial Highlights—(continued)
Invesco S&P 500 QVM Multi-factor ETF (QVML)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,			For the Period June 28, 2021(a) Through August 31, 2021
		2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$33.47	$26.37	$23.58	$26.43	$25.00
Net investment income(b)	0.21	0.38	0.41	0.38	0.06
Net realized and unrealized gain (loss) on investments	2.01	7.10	2.79	(2.86)	1.37
Total from investment operations	2.22	7.48	3.20	(2.48)	1.43
Distributions to shareholders from:
Net investment income	(0.21)	(0.38)	(0.41)	(0.37)	-
Net asset value at end of period	$35.48	$33.47	$26.37	$23.58	$26.43
Market price at end of period(c)	$35.47	$33.47	$26.38	$23.62	$26.44
Net Asset Value Total Return(d)	6.65%	28.61%	13.76%	(9.47)%	5.72%(e)
Market Price Total Return(d)	6.62%	28.56%	13.61%	(9.36)%	5.76%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,229,289	$1,034,182	$849,202	$724,055	$792,855
Ratio to average net assets of:
Expenses	0.11%(f)	0.11%	0.11%	0.11%	0.11%(f)
Net investment income	1.24%(f)	1.31%	1.71%	1.47%	1.34%(f)
Portfolio turnover rate(g)	7%	15%	20%	18%	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 30, 2021, the first day of trading on the exchange) to August 31, 2021 was 5.55%. The market price total return from Fund Inception to August 31, 2021 was 5.55%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

101

Financial Highlights—(continued)
Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,			For the Period June 28, 2021(a) Through August 31, 2021
		2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$28.65	$24.42	$22.48	$25.53	$25.00
Net investment income(b)	0.20	0.36	0.35	0.33	0.04
Net realized and unrealized gain (loss) on investments	(0.04)	4.21	1.95	(3.05)	0.49
Total from investment operations	0.16	4.57	2.30	(2.72)	0.53
Distributions to shareholders from:
Net investment income	(0.20)	(0.34)	(0.36)	(0.33)	-
Net asset value at end of period	$28.61	$28.65	$24.42	$22.48	$25.53
Market price at end of period(c)	$28.62	$28.67	$24.42	$22.50	$25.53
Net Asset Value Total Return(d)	0.54%	18.89%	10.37%	(10.69)%	2.12%(e)
Market Price Total Return(d)	0.51%	18.97%	10.27%	(10.62)%	2.12%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$348,210	$320,898	$267,668	$244,362	$206,549
Ratio to average net assets of:
Expenses	0.15%(f)	0.15%	0.15%	0.15%	0.15%(f)
Net investment income	1.40%(f)	1.39%	1.51%	1.38%	0.98%(f)
Portfolio turnover rate(g)	17%	30%	32%	27%	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 30, 2021, the first day of trading on the exchange) to August 31, 2021 was 2.24%. The market price total return from Fund Inception to August 31, 2021 was 2.12%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

102

Financial Highlights—(continued)
Invesco S&P MidCap Low Volatility ETF (XMLV)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$60.36	$51.51	$52.53	$55.29	$43.65	$51.87
Net investment income(a)	0.87	1.21	1.26	0.97	0.62	1.02
Net realized and unrealized gain (loss) on investments	2.07	8.84	(1.02)	(2.84)	11.59	(7.93)
Total from investment operations	2.94	10.05	0.24	(1.87)	12.21	(6.91)
Distributions to shareholders from:
Net investment income	(0.73)	(1.20)	(1.26)	(0.89)	(0.57)	(1.31)
Net asset value at end of period	$62.57	$60.36	$51.51	$52.53	$55.29	$43.65
Market price at end of period(b)	$62.58	$60.30	$51.50	$52.56	$55.26	$43.70
Net Asset Value Total Return(c)	4.90%	19.83%	0.46%	(3.38)%	28.21%	(13.26)%
Market Price Total Return(c)	5.03%	19.73%	0.38%	(3.27)%	27.99%	(13.17)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$785,872	$849,856	$898,905	$1,163,050	$1,453,542	$2,042,702
Ratio to average net assets of:
Expenses	0.25%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.85%(d)	2.26%	2.40%	1.78%	1.26%	2.13%
Portfolio turnover rate(e)	28%	70%	76%	61%	57%	84%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

103

Financial Highlights—(continued)
Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,			For the Period June 28, 2021(a) Through August 31, 2021
		2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$27.21	$23.27	$22.14	$25.05	$25.00
Net investment income(b)	0.25	0.36	0.37	0.30	0.06
Net realized and unrealized gain (loss) on investments	(1.03)	3.92	1.14	(2.87)	(0.01)
Total from investment operations	(0.78)	4.28	1.51	(2.57)	0.05
Distributions to shareholders from:
Net investment income	(0.25)	(0.34)	(0.38)	(0.34)	-
Net asset value at end of period	$26.18	$27.21	$23.27	$22.14	$25.05
Market price at end of period(c)	$26.18	$27.21	$23.30	$22.18	$25.05
Net Asset Value Total Return(d)	(2.90)%	18.62%	6.92%	(10.33)%	0.20%(e)
Market Price Total Return(d)	(2.90)%	18.46%	6.86%	(10.17)%	0.20%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$192,173	$198,618	$202,938	$98,311	$51,106
Ratio to average net assets of:
Expenses	0.15%(f)	0.15%	0.15%	0.15%	0.15%(f)
Net investment income	1.86%(f)	1.51%	1.65%	1.27%	1.51%(f)
Portfolio turnover rate(g)	18%	38%	27%	28%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 30, 2021, the first day of trading on the exchange) to August 31, 2021 was 0.16%. The market price total return from Fund Inception to August 31, 2021 was (0.04)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

104

Financial Highlights—(continued)
Invesco S&P SmallCap 600® GARP ETF (GRPZ)
	Six Months Ended February 28, 2025 (Unaudited)	For the Period March 25, 2024(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$26.37	$25.00
Net investment income(b)	0.12	0.12
Net realized and unrealized gain (loss) on investments	(1.92)	1.31
Total from investment operations	(1.80)	1.43
Distributions to shareholders from:
Net investment income	(0.13)	(0.06)
Net asset value at end of period	$24.44	$26.37
Market price at end of period(c)	$24.45	$26.37
Net Asset Value Total Return(d)	(6.86)%	5.75%(e)
Market Price Total Return(d)	(6.82)%	5.75%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,444	$2,110
Ratio to average net assets of:
Expenses	0.35%(f)	0.35%(f)
Net investment income	0.93%(f)	1.12%
Portfolio turnover rate(g)	35%	66%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (March 27, 2024, the first day of trading on the exchange) to August 31, 2024 was 5.03%. The market price total return from Fund Inception to August 31, 2024 was 4.99%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

105

Financial Highlights—(continued)
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$15.61	$15.95	$18.99	$23.07	$16.66	$22.42
Net investment income(a)	0.44	0.77	0.87	0.92	0.86	0.82
Net realized and unrealized gain (loss) on investments	(1.08)	0.01	(2.64)	(3.92)	6.36	(5.31)
Total from investment operations	(0.64)	0.78	(1.77)	(3.00)	7.22	(4.49)
Distributions to shareholders from:
Net investment income	(0.51)	(1.12)	(1.27)	(1.08)	(0.81)	(1.27)
Net asset value at end of period	$14.46	$15.61	$15.95	$18.99	$23.07	$16.66
Market price at end of period(b)	$14.46	$15.61	$15.95	$19.02	$23.06	$16.69
Net Asset Value Total Return(c)	(4.14)%	5.39%	(9.48)%	(13.36)%	43.97%	(20.41)%
Market Price Total Return(c)	(4.14)%	5.38%	(9.63)%	(13.19)%	43.65%	(20.01)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$67,087	$42,914	$19,137	$24,877	$21,690	$20,827
Ratio to average net assets of:
Expenses	0.30%(d)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	5.94%(d)	5.09%	5.10%	4.30%	4.13%	4.15%
Portfolio turnover rate(e)	49%	79%	68%	67%	72%	83%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

106

Financial Highlights—(continued)
Invesco S&P SmallCap Low Volatility ETF (XSLV)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$48.25	$41.38	$45.06	$48.74	$35.24	$47.57
Net investment income(a)	0.56	0.93	1.11	1.01	0.65	1.08
Net realized and unrealized gain (loss) on investments	(0.48)	6.85	(3.61)	(3.83)	13.52	(12.05)
Total from investment operations	0.08	7.78	(2.50)	(2.82)	14.17	(10.97)
Distributions to shareholders from:
Net investment income	(0.80)	(0.91)	(1.18)	(0.86)	(0.67)	(1.36)
Net asset value at end of period	$47.53	$48.25	$41.38	$45.06	$48.74	$35.24
Market price at end of period(b)	$47.53	$48.19	$41.40	$45.09	$48.73	$35.30
Net Asset Value Total Return(c)	0.17%	19.11%	(5.62)%	(5.81)%	40.64%	(23.22)%
Market Price Total Return(c)	0.29%	18.91%	(5.63)%	(5.72)%	40.38%	(23.12)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$290,854	$348,333	$408,026	$726,364	$1,155,186	$1,614,105
Ratio to average net assets of:
Expenses	0.25%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.35%(d)	2.18%	2.54%	2.09%	1.55%	2.55%
Portfolio turnover rate(e)	38%	76%	77%	66%	68%	103%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

107

Financial Highlights—(continued)
Invesco S&P SmallCap Quality ETF (XSHQ)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$42.42	$37.06	$32.97	$37.41	$26.95	$26.40
Net investment income(a)	0.31	0.54	0.53	0.62	0.38	0.36
Net realized and unrealized gain (loss) on investments	(1.91)	5.26	4.14	(4.37)	10.42	0.54
Total from investment operations	(1.60)	5.80	4.67	(3.75)	10.80	0.90
Distributions to shareholders from:
Net investment income	(0.28)	(0.44)	(0.58)	(0.69)	(0.34)	(0.35)
Net asset value at end of period	$40.54	$42.42	$37.06	$32.97	$37.41	$26.95
Market price at end of period(b)	$40.54	$42.41	$37.10	$32.99	$37.43	$26.99
Net Asset Value Total Return(c)	(3.81)%	15.78%	14.39%	(10.13)%	40.38%	3.61%
Market Price Total Return(c)	(3.79)%	15.63%	14.44%	(10.12)%	40.25%	3.80%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$447,540	$319,851	$48,179	$28,683	$40,030	$4,043
Ratio to average net assets of:
Expenses	0.29%(d)	0.29%	0.29%	0.30%	0.29%	0.29%
Net investment income	1.43%(d)	1.38%	1.55%	1.71%	1.07%	1.37%
Portfolio turnover rate(e)	32%	86%	84%	60%	90%	107%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

108

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
February 28, 2025
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco ESG S&P 500 Equal Weight ETF (RSPE)	"ESG S&P 500 Equal Weight ETF"
Invesco MSCI North America Climate ETF (KLMN)	"MSCI North America Climate ETF"
Invesco MSCI USA ETF (PBUS)	"MSCI USA ETF"
Invesco Russell 1000 Equal Weight ETF (EQAL)	"Russell 1000 Equal Weight ETF"
Invesco S&P 500® Enhanced Value ETF (SPVU)	"S&P 500® Enhanced Value ETF"
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)	"S&P 500® ex-Rate Sensitive Low Volatility ETF"
Invesco S&P 500® High Beta ETF (SPHB)	"S&P 500® High Beta ETF"
Invesco S&P 500 High Dividend Growers ETF (DIVG)	"S&P 500 High Dividend Growers ETF"
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	"S&P 500® High Dividend Low Volatility ETF"
Invesco S&P 500® Low Volatility ETF (SPLV)	"S&P 500® Low Volatility ETF"
Invesco S&P 500 Minimum Variance ETF (SPMV)	"S&P 500 Minimum Variance ETF"
Invesco S&P 500® Momentum ETF (SPMO)	"S&P 500® Momentum ETF"
Invesco S&P 500 QVM Multi-factor ETF (QVML)	"S&P 500 QVM Multi-factor ETF"
Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)	"S&P MidCap 400 QVM Multi-factor ETF"
Invesco S&P MidCap Low Volatility ETF (XMLV)	"S&P MidCap Low Volatility ETF"
Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)	"S&P SmallCap 600 QVM Multi-factor ETF"
Invesco S&P SmallCap 600® GARP ETF (GRPZ)	"S&P SmallCap 600® GARP ETF"
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	"S&P SmallCap High Dividend Low Volatility ETF"
Invesco S&P SmallCap Low Volatility ETF (XSLV)	"S&P SmallCap Low Volatility ETF"
Invesco S&P SmallCap Quality ETF (XSHQ)	"S&P SmallCap Quality ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of MSCI USA ETF, S&P 500 Minimum Variance ETF, S&P SmallCap High Dividend Low Volatility ETF and S&P SmallCap Quality ETF, which are listed and traded on Cboe BZX Exchange, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.

109

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
ESG S&P 500 Equal Weight ETF	S&P 500 Equal Weight ESG Leaders Select Index
MSCI North America Climate ETF	MSCI North America Climate Index
MSCI USA ETF	MSCI USA Index
Russell 1000 Equal Weight ETF	Russell 1000® Equal Weight Index
S&P 500® Enhanced Value ETF	S&P 500 Enhanced Value Index
S&P 500® ex-Rate Sensitive Low Volatility ETF	S&P 500 Low Volatility Rate Response Index
S&P 500® High Beta ETF	S&P 500® High Beta Index
S&P 500 High Dividend Growers ETF	S&P 500® High Dividend Growth Index
S&P 500® High Dividend Low Volatility ETF	S&P 500® Low Volatility High Dividend Index
S&P 500® Low Volatility ETF	S&P 500® Low Volatility Index
S&P 500 Minimum Variance ETF	S&P 500® Minimum Volatility Index
S&P 500® Momentum ETF	S&P 500 Momentum Index
S&P 500 QVM Multi-factor ETF	S&P 500® Quality, Value & Momentum Top 90% Multi-Factor Index
S&P MidCap 400 QVM Multi-factor ETF	S&P MidCap 400® Quality, Value & Momentum Top 90% Multi-Factor Index
S&P MidCap Low Volatility ETF	S&P MidCap 400® Low Volatility Index
S&P SmallCap 600 QVM Multi-factor ETF	S&P SmallCap 600® Quality, Value & Momentum Top 90% Multi-Factor Index
S&P SmallCap 600® GARP ETF	S&P SmallCap 600® GARP Index
S&P SmallCap High Dividend Low Volatility ETF	S&P SmallCap 600® Low Volatility High Dividend Index
S&P SmallCap Low Volatility ETF	S&P SmallCap 600® Low Volatility Index
S&P SmallCap Quality ETF	S&P SmallCap 600® Quality Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the

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“Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of

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capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except for S&P 500® ex-Rate Sensitive Low Volatility ETF, S&P 500 High Dividend Growers ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. S&P 500® ex-Rate Sensitive Low Volatility ETF, S&P 500 High Dividend Growers ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not

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readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees

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paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
ESG S&P 500® Equal Weight ETF	$152
MSCI North America Climate ETF(a)	637
MSCI USA ETF	2,839
Russell 1000 Equal Weight ETF	9,924
S&P 500® Enhanced Value ETF	179
S&P 500® ex-Rate Sensitive Low Volatility ETF	143
S&P 500® High Beta ETF	1,598
S&P 500® High Dividend Growers ETF	5
S&P 500® High Dividend Low Volatility ETF	5,489
S&P 500® Low Volatility ETF	7,169
S&P 500 Minimum Variance ETF	17
S&P 500® Momentum ETF	1,784
S&P 500 QVM Multi-factor ETF	1,153
S&P MidCap 400 QVM Multi-factor ETF	2,527
S&P MidCap Low Volatility ETF	1,989
S&P SmallCap 600 QVM Multi-factor ETF	2,809
S&P SmallCap 600® GARP ETF	22
S&P SmallCap High Dividend Low Volatility ETF	1,768
S&P SmallCap Low Volatility ETF	2,696
S&P SmallCap Quality ETF	4,706

(a)	For the period December 9, 2024 (commencement of investment operations) through February 28, 2025.

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares.

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This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Environmental, Social and Governance ("ESG") Investing Strategy Risk. The stocks of companies with favorable ESG attributes may underperform the stock market as a whole. As a result, a Fund may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in such Funds investing in securities, industries or sectors that underperform the market as a whole or underperform other funds screened for ESG standards.
Growth Investing Risk. For certain Funds, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Growth securities typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.
High Dividend Paying Securities Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in which a Fund invests and the capital resources available for such companies’ dividend payments may adversely affect a Fund. In addition, the value of dividend-paying stocks can decline when interest rates rise, as fixed-income investments become more attractive to investors.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

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Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Multifactor Investing Risk. For certain Funds, the Underlying Index seeks to emphasize certain factor exposures to securities within the eligible index universe, in accordance with the Underlying Index’s methodology. There is no assurance that targeting exposure to such factors will enhance an Underlying Index’s or a Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is also no guarantee an Underlying Index will achieve the specific factor exposures.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because MSCI North America Climate ETF, S&P 500 High Dividend Growers ETF, S&P 500® Momentum ETF and S&P SmallCap 600® GARP ETF are non-diversified, and to the extent MSCI USA ETF, S&P 500® Enhanced Value ETF, S&P 500® ex-Rate Sensitivity Low Volatility ETF, S&P 500® High Beta ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF, S&P 500 Minimum Variance ETF, S&P MidCap Low Volatility ETF, S&P SmallCap High Dividend Low Volatility ETF, S&P SmallCap Low Volatility ETF and S&P SmallCap Quality ETF become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Quality Investing Risk. For certain Funds, the quality style of investing is subject to the risk that securities that have previously been identified with quality characteristics may not continue to be quality companies and that the returns of such securities may be less than returns on other styles of investing or the overall stock market.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Value Investing Risk. For certain Funds, value securities are subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
ESG S&P 500 Equal Weight ETF	0.20%
MSCI North America Climate ETF	0.09%
MSCI USA ETF	0.04%

116

Unitary Management Fees (as a % of average daily net assets)
Russell 1000 Equal Weight ETF	0.20%
S&P 500® Enhanced Value ETF	0.13%
S&P 500® ex-Rate Sensitive Low Volatility ETF	0.25%
S&P 500® High Beta ETF	0.25%
S&P 500 High Dividend Growers ETF	0.39%
S&P 500® High Dividend Low Volatility ETF	0.30%
S&P 500® Low Volatility ETF	0.25%
S&P 500 Minimum Variance ETF	0.10%
S&P 500® Momentum ETF	0.13%
S&P 500 QVM Multi-factor ETF	0.11%
S&P MidCap 400 QVM Multi-factor ETF	0.15%
S&P MidCap Low Volatility ETF	0.25%
S&P SmallCap 600 QVM Multi-factor ETF	0.15%
S&P SmallCap 600® GARP ETF	0.35%
S&P SmallCap High Dividend Low Volatility ETF	0.30%
S&P SmallCap Low Volatility ETF	0.25%
S&P SmallCap Quality ETF	0.29%
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended February 28, 2025, the Adviser waived fees for each Fund in the following amounts:
ESG S&P 500 Equal Weight ETF	$7
MSCI North America Climate ETF(a)	115
MSCI USA ETF	759
Russell 1000 Equal Weight ETF	116
S&P 500® Enhanced Value ETF	30
S&P 500® ex-Rate Sensitive Low Volatility ETF	11
S&P 500® High Beta ETF	91
S&P 500 High Dividend Growers ETF	-
S&P 500® High Dividend Low Volatility ETF	1,405
S&P 500® Low Volatility ETF	1,954
S&P 500 Minimum Variance ETF	2
S&P 500® Momentum ETF	850
S&P 500 QVM Multi-factor ETF	255
S&P MidCap 400 QVM Multi-factor ETF	65
S&P MidCap Low Volatility ETF	230
S&P SmallCap 600 QVM Multi-factor ETF	43
S&P SmallCap 600® GARP ETF	-
S&P SmallCap High Dividend Low Volatility ETF	30
S&P SmallCap Low Volatility ETF	104
S&P SmallCap Quality ETF	67

(a)	For the period December 9, 2024 (commencement of investment operations) through February 28, 2025.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

117

The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
ESG S&P 500 Equal Weight ETF	S&P Dow Jones Indices LLC
MSCI North America Climate ETF	MSCI North America Climate Index
MSCI USA ETF	MSCI Inc.
Russell 1000 Equal Weight ETF	Frank Russell Company
S&P 500® Enhanced Value ETF	S&P Dow Jones Indices LLC
S&P 500® ex-Rate Sensitive Low Volatility ETF	S&P Dow Jones Indices LLC
S&P 500® High Beta ETF	S&P Dow Jones Indices LLC
S&P 500 High Dividend Growers ETF	NYSE Arca, Inc.
S&P 500® High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC
S&P 500® Low Volatility ETF	S&P Dow Jones Indices LLC
S&P 500 Minimum Variance ETF	S&P Dow Jones Indices LLC
S&P 500® Momentum ETF	S&P Dow Jones Indices LLC
S&P 500 QVM Multi-factor ETF	S&P Dow Jones Indices LLC
S&P MidCap 400 QVM Multi-factor ETF	S&P Dow Jones Indices LLC
S&P MidCap Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap 600 QVM Multi-factor ETF	S&P Dow Jones Indices LLC
S&P SmallCap 600® GARP ETF	S&P Dow Jones Indices LLC
S&P SmallCap High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap Quality ETF	S&P Dow Jones Indices LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended February 28, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
ESG S&P 500 Equal Weight ETF	$175
MSCI North America Climate ETF(a)	118
MSCI USA ETF	8,194
Russell 1000 Equal Weight ETF	11,378
S&P 500® Enhanced Value ETF	1,471
S&P 500® ex-Rate Sensitive Low Volatility ETF	1,109
S&P 500® High Beta ETF	25,680
S&P 500 High Dividend Growers ETF	2
S&P 500® High Dividend Low Volatility ETF	62,827
S&P 500® Low Volatility ETF	147,851
S&P 500 Minimum Variance ETF	161
S&P 500® Momentum ETF	69,144
S&P 500 QVM Multi-factor ETF	6,115
S&P MidCap 400 QVM Multi-factor ETF	11,801
S&P MidCap Low Volatility ETF	22,131
S&P SmallCap 600 QVM Multi-factor ETF	13,305
S&P SmallCap 600® GARP ETF	201
S&P SmallCap High Dividend Low Volatility ETF	19,229
S&P SmallCap Low Volatility ETF	24,892
S&P SmallCap Quality ETF	23,484

(a)	For the period December 9, 2024 (commencement of investment operations) through February 28, 2025.
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

118

NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025, for each Fund (except for MSCI North America Climate ETF). As of February 28, 2025, all of the securities in MSCI North America Climate ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
ESG S&P 500 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$23,154,112	$-	$-	$23,154,112
Money Market Funds	18,145	2,437,024	-	2,455,169
Total Investments	$23,172,257	$2,437,024	$-	$25,609,281
MSCI USA ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,042,240,766	$-	$-	$6,042,240,766
Money Market Funds	494,931	68,413,534	-	68,908,465
Total Investments	$6,042,735,697	$68,413,534	$-	$6,111,149,231
Russell 1000 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$632,444,314	$5,411	$56,038	$632,505,763
Money Market Funds	502,087	66,172,336	-	66,674,423
Total Investments	$632,946,401	$66,177,747	$56,038	$699,180,186
S&P 500® Enhanced Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$94,656,201	$-	$-	$94,656,201
Money Market Funds	-	1,697,994	-	1,697,994
Total Investments	$94,656,201	$1,697,994	$-	$96,354,195
S&P 500® ex-Rate Sensitive Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$40,637,740	$-	$-	$40,637,740
Money Market Funds	-	2,166,210	-	2,166,210
Total Investments	$40,637,740	$2,166,210	$-	$42,803,950

119

	Level 1	Level 2	Level 3	Total
S&P 500® High Beta ETF
Investments in Securities
Common Stocks & Other Equity Interests	$298,587,741	$-	$-	$298,587,741
Money Market Funds	42,664	14,338,132	-	14,380,796
Total Investments	$298,630,405	$14,338,132	$-	$312,968,537
S&P 500 High Dividend Growers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,189,756	$-	$-	$3,189,756
Money Market Funds	-	149,622	-	149,622
Total Investments	$3,189,756	$149,622	$-	$3,339,378
S&P 500® High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,464,051,223	$-	$-	$3,464,051,223
Money Market Funds	2,421,771	63,871,496	-	66,293,267
Total Investments	$3,466,472,994	$63,871,496	$-	$3,530,344,490
S&P 500® Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,706,262,184	$-	$-	$7,706,262,184
Money Market Funds	-	227,749,129	-	227,749,129
Total Investments	$7,706,262,184	$227,749,129	$-	$7,934,011,313
S&P 500 Minimum Variance ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,773,840	$-	$-	$5,773,840
Money Market Funds	-	163,605	-	163,605
Total Investments	$5,773,840	$163,605	$-	$5,937,445
S&P 500® Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,660,680,242	$-	$-	$5,660,680,242
Money Market Funds	4,069,692	31,664,373	-	35,734,065
Total Investments	$5,664,749,934	$31,664,373	$-	$5,696,414,307
S&P 500 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,228,066,867	$-	$-	$1,228,066,867
Money Market Funds	50,066	18,159,683	-	18,209,749
Total Investments	$1,228,116,933	$18,159,683	$-	$1,246,276,616
S&P MidCap 400 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$347,796,084	$-	$-	$347,796,084
Money Market Funds	227,128	55,387,106	-	55,614,234
Total Investments	$348,023,212	$55,387,106	$-	$403,410,318
S&P MidCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$784,835,918	$-	$-	$784,835,918
Money Market Funds	119,186	65,691,457	-	65,810,643
Total Investments	$784,955,104	$65,691,457	$-	$850,646,561
S&P SmallCap 600 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$192,059,968	$-	$0	$192,059,968
Money Market Funds	-	32,731,438	-	32,731,438
Total Investments	$192,059,968	$32,731,438	$0	$224,791,406

120

	Level 1	Level 2	Level 3	Total
S&P SmallCap 600® GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,443,419	$-	$-	$2,443,419
Money Market Funds	-	412,394	-	412,394
Total Investments	$2,443,419	$412,394	$-	$2,855,813
S&P SmallCap High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$67,037,914	$-	$-	$67,037,914
Money Market Funds	-	21,040,144	-	21,040,144
Total Investments	$67,037,914	$21,040,144	$-	$88,078,058
S&P SmallCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$290,567,077	$-	$-	$290,567,077
Money Market Funds	24,056	44,418,357	-	44,442,413
Total Investments	$290,591,133	$44,418,357	$-	$335,009,490
S&P SmallCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$447,395,750	$-	$-	$447,395,750
Money Market Funds	485,983	83,721,809	-	84,207,792
Total Investments	$447,881,733	$83,721,809	$-	$531,603,542
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of August 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
ESG S&P 500 Equal Weight ETF	$380,118	$558,880	$938,998
MSCI USA ETF	9,200,450	42,225,920	51,426,370
Russell 1000 Equal Weight ETF	25,192,565	124,044,918	149,237,483
S&P 500® Enhanced Value ETF	9,873,575	8,607,038	18,480,613
S&P 500® ex-Rate Sensitive Low Volatility ETF	20,529,670	6,942,446	27,472,116
S&P 500® High Beta ETF	137,945,892	83,421,863	221,367,755
S&P 500 High Dividend Growers ETF	10,337	-	10,337
S&P 500® High Dividend Low Volatility ETF	350,065,438	496,061,737	846,127,175
S&P 500® Low Volatility ETF	2,079,057,541	809,703,524	2,888,761,065
S&P 500 Minimum Variance ETF	559,745	1,211,581	1,771,326
S&P 500® Momentum ETF	30,162,255	476,824	30,639,079
S&P 500 QVM Multi-factor ETF	26,069,720	30,992,294	57,062,014
S&P MidCap 400 QVM Multi-factor ETF	10,118,936	14,595,748	24,714,684
S&P MidCap Low Volatility ETF	432,984,009	258,980,283	691,964,292
S&P SmallCap 600 QVM Multi-factor ETF	5,123,323	5,179,685	10,303,008
S&P SmallCap 600® GARP ETF	33,799	-	33,799
S&P SmallCap High Dividend Low Volatility ETF	6,162,568	6,904,817	13,067,385

121

	No expiration
	Short-Term	Long-Term	Total*
S&P SmallCap Low Volatility ETF	$380,946,873	$336,877,452	$717,824,325
S&P SmallCap Quality ETF	10,627,072	2,377,252	13,004,324

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the six months ended February 28, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
ESG S&P 500 Equal Weight ETF	$1,814,008	$1,780,589
MSCI North America Climate ETF(a)	21,645,124	5,641,340
MSCI USA ETF	82,476,688	80,148,090
Russell 1000 Equal Weight ETF	88,543,323	88,958,927
S&P 500® Enhanced Value ETF	15,391,412	15,242,814
S&P 500® ex-Rate Sensitive Low Volatility ETF	15,058,792	15,044,281
S&P 500® High Beta ETF	153,864,735	153,814,963
S&P 500 High Dividend Growers ETF	591,620	524,622
S&P 500® High Dividend Low Volatility ETF	834,385,054	828,041,198
S&P 500® Low Volatility ETF	2,780,134,505	2,764,329,617
S&P 500 Minimum Variance ETF	1,400,241	1,240,295
S&P 500® Momentum ETF	810,354,494	797,979,466
S&P 500 QVM Multi-factor ETF	77,632,905	77,739,602
S&P MidCap 400 QVM Multi-factor ETF	57,103,673	56,927,970
S&P MidCap Low Volatility ETF	235,533,878	232,895,099
S&P SmallCap 600 QVM Multi-factor ETF	35,962,055	36,455,505
S&P SmallCap 600® GARP ETF	809,412	813,711
S&P SmallCap High Dividend Low Volatility ETF	27,439,169	27,666,650
S&P SmallCap Low Volatility ETF	119,986,743	118,957,011
S&P SmallCap Quality ETF	125,937,667	125,108,779

(a)	For the period December 9, 2024 (commencement of investment operations) through February 28, 2025.
For the six months ended February 28, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
ESG S&P 500 Equal Weight ETF	$10,900,623	$-
MSCI North America Climate ETF(a)	2,392,701,653	-
MSCI USA ETF	740,651,829	208,269,941
Russell 1000 Equal Weight ETF	12,535,285	7,307,377
S&P 500® Enhanced Value ETF	20,199,205	35,372,943
S&P 500® ex-Rate Sensitive Low Volatility ETF	9,448,760	11,508,805
S&P 500® High Beta ETF	149,169,818	307,637,791
S&P 500 High Dividend Growers ETF	1,273,386	1,036,952
S&P 500® High Dividend Low Volatility ETF	1,118,449,483	1,471,578,894
S&P 500® Low Volatility ETF	2,542,735,829	2,689,086,364
S&P 500 Minimum Variance ETF	1,876,936	1,575,007
S&P 500® Momentum ETF	4,398,232,554	1,424,523,917
S&P 500 QVM Multi-factor ETF	259,855,067	126,649,843
S&P MidCap 400 QVM Multi-factor ETF	30,395,707	1,162,296
S&P MidCap Low Volatility ETF	258,860,444	349,774,539
S&P SmallCap 600 QVM Multi-factor ETF	23,338,601	21,763,779
S&P SmallCap 600® GARP ETF	1,073,015	511,179
S&P SmallCap High Dividend Low Volatility ETF	28,330,989	-

122

	In-kind Purchases	In-kind Sales
S&P SmallCap Low Volatility ETF	$4,747,557	$56,621,100
S&P SmallCap Quality ETF	172,337,789	19,059,276

(a)	For the period December 9, 2024 (commencement of investment operations) through February 28, 2025.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
ESG S&P 500 Equal Weight ETF	$2,399,297	$(1,007,957)	$1,391,340	$24,217,941
MSCI North America Climate ETF	80,565,491	(121,821,905)	(41,256,414)	2,442,605,224
MSCI USA ETF	1,372,017,750	(215,707,234)	1,156,310,516	4,954,838,715
Russell 1000 Equal Weight ETF	131,892,977	(62,603,927)	69,289,050	629,891,136
S&P 500® Enhanced Value ETF	11,264,326	(6,300,926)	4,963,400	91,390,795
S&P 500® ex-Rate Sensitive Low Volatility ETF	5,855,644	(652,930)	5,202,714	37,601,236
S&P 500® High Beta ETF	13,868,606	(57,958,227)	(44,089,621)	357,058,158
S&P 500 High Dividend Growers ETF	373,017	(110,117)	262,900	3,076,478
S&P 500® High Dividend Low Volatility ETF	235,644,357	(252,911,744)	(17,267,387)	3,547,611,877
S&P 500® Low Volatility ETF	850,381,831	(130,725,898)	719,655,933	7,214,355,380
S&P 500 Minimum Variance ETF	796,541	(276,098)	520,443	5,417,002
S&P 500® Momentum ETF	378,900,789	(91,957,915)	286,942,874	5,409,471,433
S&P 500 QVM Multi-factor ETF	309,752,067	(24,506,376)	285,245,691	961,030,925
S&P MidCap 400 QVM Multi-factor ETF	72,708,217	(16,844,585)	55,863,632	347,546,686
S&P MidCap Low Volatility ETF	76,887,120	(23,311,361)	53,575,759	797,070,802
S&P SmallCap 600 QVM Multi-factor ETF	40,231,209	(15,373,832)	24,857,377	199,934,029
S&P SmallCap 600® GARP ETF	227,637	(313,527)	(85,890)	2,941,703
S&P SmallCap High Dividend Low Volatility ETF	3,125,727	(3,983,811)	(858,084)	88,936,142
S&P SmallCap Low Volatility ETF	24,416,229	(18,135,021)	6,281,208	328,728,282
S&P SmallCap Quality ETF	37,390,496	(43,867,743)	(6,477,247)	538,080,789
NOTE 7—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

123

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

124

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on September 19, 2024, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco MSCI North America Climate ETF and Invesco QQQ Low Volatility ETF (each a  “Fund” and collectively, the “Funds”).
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with each Fund.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, including the identity of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”).  The Trustees noted that the portfolio managers of each Fund also manage other ETFs on behalf of the Adviser that are overseen by the Board and that the Board is familiar with the background and experience of the portfolio managers of each Fund.  The Trustees also noted other information the Board received and considered in connection with its March 14, 2024 and April 18, 2024 meetings describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd.  The Trustees reviewed information related to the Adviser’s portfolio transaction policies and procedures.  Because the Funds had not yet commenced operations, the Trustees noted that no performance information for the Funds could be provided.
The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and that was expected to be provided for each Fund.
Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and to Adviser-identified select peer funds.  The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of each Fund except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.  The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its Lipper peer groups and a select peer group as shown below:
Fund	Passive ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco MSCI North America Climate ETF	Lower than median (65)	Lower than median (23)	Lower than median (145)	Lower than median (4)
Invesco QQQ Low Volatility ETF	Lower than median (59)	Higher than median (20)	Lower than median (159)	Higher than median (3)
Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the services to be provided, the nature of the indices, the distinguishing factors of the Fund, and the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.
In conjunction with their review of the unitary advisory fees, the Trustees also considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations.  However, the

125

Approval of Investment Advisory Contracts—(continued)
Trustees noted other information the Board received and considered in connection with its March 14, 2024 and April 18, 2024 meetings regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for each Fund.  The Board considered whether the proposed unitary advisory fee rate for each Fund was reasonable in relation to the proposed services and product strategy of each Fund, and it concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Funds, and noted that the Adviser will not be a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, will serve as each Fund’s distributor and will be paid a distribution fee by the Adviser.  The Board concluded that each Fund’s proposed unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

126

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

127

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-HBLVA-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
February 28, 2025
KBWB	Invesco KBW Bank ETF
KBWD	Invesco KBW High Dividend Yield Financial ETF
KBWY	Invesco KBW Premium Yield Equity REIT ETF
KBWP	Invesco KBW Property & Casualty Insurance ETF
KBWR	Invesco KBW Regional Banking ETF

2

Invesco KBW Bank ETF (KBWB)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Asset Management & Custody Banks-11.70%
Bank of New York Mellon Corp. (The)	1,826,827	$162,496,262
Northern Trust Corp.	1,054,705	116,249,585
State Street Corp.	1,518,254	150,656,344
		429,402,191
Consumer Finance-4.26%
Capital One Financial Corp.	778,918	156,212,005
Diversified Banks-44.18%
Bank of America Corp.	6,296,093	290,249,887
Citigroup, Inc.(b)	2,110,410	168,727,280
Comerica, Inc.	699,755	45,015,239
Fifth Third Bancorp(b)	3,112,032	135,280,031
JPMorgan Chase & Co.	1,197,911	317,027,146
KeyCorp	5,274,469	91,353,803
PNC Financial Services Group, Inc. (The)	696,559	133,683,603
U.S. Bancorp	2,806,617	131,630,337
Wells Fargo & Co.	3,927,201	307,578,383
		1,620,545,709
Investment Banking & Brokerage-16.59%
Goldman Sachs Group, Inc. (The)	491,540	305,880,427
Morgan Stanley	2,272,946	302,551,842
		608,432,269
Regional Banks-23.14%
Citizens Financial Group, Inc.(b)	2,344,909	107,326,485
East West Bancorp, Inc.	737,626	69,654,023
First Horizon Corp.	2,820,810	60,760,247
Huntington Bancshares, Inc.	7,730,208	127,316,526
M&T Bank Corp.	679,861	130,342,951
Regions Financial Corp.	4,835,993	114,661,394
Truist Financial Corp.(b)	3,136,813	145,391,283
	Shares	Value
Regional Banks-(continued)
Western Alliance Bancorporation(b)	585,674	$50,906,784
Zions Bancorporation N.A.(b)	785,962	42,473,386
		848,833,079
Total Common Stocks & Other Equity Interests (Cost $3,489,521,467)		3,663,425,253
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)(d) (Cost $746,958)	746,958	746,958
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $3,490,268,425)		3,664,172,211
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.13%
Invesco Private Government Fund, 4.34%(c)(d)(e)	11,549,181	11,549,181
Invesco Private Prime Fund, 4.47%(c)(d)(e)	29,892,305	29,901,273
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,450,454)		41,450,454
TOTAL INVESTMENTS IN SECURITIES-101.02% (Cost $3,531,718,879)		3,705,622,665
OTHER ASSETS LESS LIABILITIES-(1.02)%		(37,375,456)
NET ASSETS-100.00%		$3,668,247,209

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$31,876,695	$(31,129,737)	$-	$-	$746,958	$15,843
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco KBW Bank ETF (KBWB)—(continued)
February 28, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,559,871	$53,365,036	$(46,375,726)	$-	$-	$11,549,181	$65,305 *
Invesco Private Prime Fund	11,971,364	125,642,890	(107,711,696)	(999)	(286)	29,901,273	175,105 *
Total	$16,531,235	$210,884,621	$(185,217,159)	$(999)	$(286)	$42,197,412	$256,253

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco KBW High Dividend Yield Financial ETF (KBWD)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-61.10%
Asset Management & Custody Banks-4.45%
AllianceBernstein Holding L.P.	226,637	$8,535,149
Artisan Partners Asset Management, Inc., Class A(b)	140,595	5,935,921
Franklin Resources, Inc.(b)	245,390	4,969,148
		19,440,218
Consumer Finance-1.57%
OneMain Holdings, Inc.(b)	127,590	6,856,687
Life & Health Insurance-2.06%
Lincoln National Corp.	139,835	5,453,565
Prudential Financial, Inc.	30,781	3,542,893
		8,996,458
Mortgage REITs-44.88%
AGNC Investment Corp.(b)	1,518,732	15,840,375
Annaly Capital Management, Inc.(b)	646,670	14,200,873
Arbor Realty Trust, Inc.(b)	785,952	9,698,648
ARMOUR Residential REIT, Inc.	789,847	15,046,585
Dynex Capital, Inc.	1,127,118	15,858,550
Ellington Financial, Inc.	1,009,738	14,489,740
Invesco Mortgage Capital, Inc.(b)(c)	2,280,759	20,047,872
MFA Financial, Inc.(b)	1,115,064	11,864,281
New York Mortgage Trust, Inc.(b)	2,133,712	14,957,321
Orchid Island Capital, Inc.(b)	2,310,120	19,751,526
PennyMac Mortgage Investment Trust(b)	879,866	12,890,037
Ready Capital Corp.(b)	1,886,497	13,073,424
Two Harbors Investment Corp.(b)	1,287,848	18,261,685
		195,980,917
Regional Banks-6.23%
Capitol Federal Financial, Inc.(b)	726,295	4,299,666
First Interstate BancSystem, Inc., Class A(b)	158,336	4,860,915
Flushing Financial Corp.	275,720	3,951,068
Kearny Financial Corp.	660,455	4,616,580
Northwest Bancshares, Inc.(b)	361,337	4,560,073
Washington Trust Bancorp, Inc.(b)	153,574	4,932,797
		27,221,099
Transaction & Payment Processing Services-1.91%
Western Union Co. (The)	768,723	8,325,270
Total Common Stocks & Other Equity Interests (Cost $259,684,907)		266,820,649
	Shares	Value

Closed-End Funds-38.73%
Barings BDC, Inc.	996,254	$10,380,967
BlackRock TCP Capital Corp., BDC(b)	1,574,357	13,287,573
Carlyle Secured Lending, Inc., BDC(b)	625,009	11,106,410
CION Investment Corp., BDC	1,054,807	13,227,280
Fidus Investment Corp., BDC	546,987	12,739,327
FS KKR Capital Corp., BDC(b)	581,242	13,647,562
Goldman Sachs BDC, Inc., BDC(b)	1,052,600	13,725,904
Main Street Capital Corp., BDC(b)	101,201	6,153,021
MidCap Financial Investment Corp., BDC	761,429	10,492,492
New Mountain Finance Corp., BDC	935,839	10,902,524
Oaktree Specialty Lending Corp., BDC(b)	819,780	13,214,854
PennantPark Floating Rate Capital Ltd., BDC(b)	975,272	11,059,584
PennantPark Investment Corp., BDC(b)	1,836,639	13,352,365
Trinity Capital, Inc., BDC(b)	956,487	15,839,425
		169,129,288
Total Closed-End Funds (Cost $156,228,205)		169,129,288
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $415,913,112)		435,949,937
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-29.32%
Invesco Private Government Fund, 4.34%(c)(d)(e)	35,548,445	35,548,445
Invesco Private Prime Fund, 4.47%(c)(d)(e)	92,445,444	92,473,178
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $128,021,623)		128,021,623
TOTAL INVESTMENTS IN SECURITIES-129.15% (Cost $543,934,735)		563,971,560
OTHER ASSETS LESS LIABILITIES-(29.15)%		(127,303,758)
NET ASSETS-100.00%		$436,667,802

Investment Abbreviations:
BDC	-Business Development Company
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco KBW High Dividend Yield Financial ETF (KBWD)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2025	Dividend Income
Invesco Mortgage Capital, Inc.	$-	$19,228,584	$(174,708)	$979,765	$14,231	$20,047,872	$882,337
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	127,294	16,491,378	(16,618,672)	-	-	-	17,060
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,629,495	144,881,131	(131,962,181)	-	-	35,548,445	675,490 *
Invesco Private Prime Fund	73,980,800	300,203,835	(281,704,631)	(7,069)	243	92,473,178	1,809,101 *
Total	$96,737,589	$480,804,928	$(430,460,192)	$972,696	$14,474	$148,069,495	$3,383,988

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco KBW Premium Yield Equity REIT ETF (KBWY)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.67%
Diversified REITs-24.65%
Armada Hoffler Properties, Inc.	711,854	$6,534,820
Broadstone Net Lease, Inc.	405,684	6,835,775
CTO Realty Growth, Inc.	401,644	7,647,302
Gladstone Commercial Corp.	425,701	6,909,127
Global Net Lease, Inc.(b)	2,143,101	17,144,808
NexPoint Diversified Real Estate Trust(b)	1,984,602	9,843,626
		54,915,458
Health Care REITs-17.72%
Community Healthcare Trust, Inc.	554,990	10,400,512
Global Medical REIT, Inc.(b)	1,081,701	9,518,969
Healthcare Realty Trust, Inc.	407,617	6,982,479
Omega Healthcare Investors, Inc.	173,644	6,397,045
Sabra Health Care REIT, Inc.	371,190	6,165,466
		39,464,471
Hotel & Resort REITs-7.95%
Apple Hospitality REIT, Inc.	404,934	5,997,073
Park Hotels & Resorts, Inc.	467,459	5,740,396
RLJ Lodging Trust(b)	644,089	5,964,264
		17,701,733
Industrial REITs-4.98%
Innovative Industrial Properties, Inc.(b)	71,824	5,167,737
LXP Industrial Trust	662,653	5,937,371
		11,105,108
Multi-Family Residential REITs-5.05%
Clipper Realty, Inc.(b)	1,492,449	6,984,661
NexPoint Residential Trust, Inc.	100,261	4,266,106
		11,250,767
Office REITs-16.41%
Brandywine Realty Trust(b)	2,162,433	10,920,287
Easterly Government Properties, Inc.	751,435	8,468,672
Highwoods Properties, Inc.	204,981	5,971,097
Kilroy Realty Corp.(b)	141,189	5,040,447
Peakstone Realty Trust(b)	541,936	6,145,554
		36,546,057
Other Specialized REITs-12.41%
EPR Properties	179,265	9,513,594
	Shares	Value
Other Specialized REITs-(continued)
Four Corners Property Trust, Inc.(b)	178,391	$5,128,741
Gaming and Leisure Properties, Inc.	126,125	6,325,169
OUTFRONT Media, Inc.	358,765	6,673,029
		27,640,533
Retail REITs-8.36%
Getty Realty Corp.(b)	191,006	5,997,588
SITE Centers Corp.(b)	900,478	12,615,697
		18,613,285
Self-Storage REITs-2.14%
National Storage Affiliates Trust(b)	123,457	4,767,909
Total Common Stocks & Other Equity Interests (Cost $224,788,043)		222,005,321
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)(d) (Cost $35,393)	35,393	35,393
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.68% (Cost $224,823,436)		222,040,714
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.48%
Invesco Private Government Fund, 4.34%(c)(d)(e)	7,663,122	7,663,122
Invesco Private Prime Fund, 4.47%(c)(d)(e)	20,122,203	20,128,240
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,791,362)		27,791,362
TOTAL INVESTMENTS IN SECURITIES-112.16% (Cost $252,614,798)		249,832,076
OTHER ASSETS LESS LIABILITIES-(12.16)%		(27,083,176)
NET ASSETS-100.00%		$222,748,900

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco KBW Premium Yield Equity REIT ETF (KBWY)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,689	$11,279,080	$(11,246,376)	$-	$-	$35,393	$9,018
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,064,934	103,847,431	(112,249,243)	-	-	7,663,122	246,622 *
Invesco Private Prime Fund	41,022,853	189,917,635	(210,810,681)	(354)	(1,213)	20,128,240	669,258 *
Total	$57,090,476	$305,044,146	$(334,306,300)	$(354)	$(1,213)	$27,826,755	$924,898

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco KBW Property & Casualty Insurance ETF (KBWP)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Multi-line Insurance-10.51%
American International Group, Inc.	422,996	$35,083,288
Horace Mann Educators Corp.(b)	134,116	5,677,131
		40,760,419
Property & Casualty Insurance-80.05%
Allstate Corp. (The)	156,819	31,230,504
American Financial Group, Inc.	110,711	13,980,585
Arch Capital Group Ltd.	161,436	14,999,019
Assurant, Inc.	71,584	14,881,598
AXIS Capital Holdings Ltd.(b)	174,776	16,932,299
Chubb Ltd.	112,621	32,151,043
Cincinnati Financial Corp.(b)	101,737	15,037,746
Hanover Insurance Group, Inc. (The)	98,549	16,805,561
Hartford Financial Services Group, Inc. (The)	131,883	15,599,121
James River Group Holdings Ltd.(b)	124,489	616,220
Kemper Corp.(b)	210,749	14,242,417
Mercury General Corp.	182,190	9,825,507
ProAssurance Corp.(b)(c)	168,325	2,632,603
Progressive Corp. (The)	120,964	34,111,848
RLI Corp.	184,908	14,069,650
Selective Insurance Group, Inc.(b)	159,285	13,705,678
Travelers Cos., Inc. (The)	122,256	31,601,953
Universal Insurance Holdings, Inc.	93,078	2,064,470
W.R. Berkley Corp.	251,902	15,889,978
		310,377,800
	Shares	Value
Reinsurance-9.41%
Everest Group Ltd.(b)	41,951	$14,817,932
RenaissanceRe Holdings Ltd. (Bermuda)	56,823	13,502,281
SiriusPoint Ltd. (Sweden)(b)(c)	532,582	8,169,808
		36,490,021
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $366,261,108)		387,628,240
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.39%
Invesco Private Government Fund, 4.34%(d)(e)(f)	2,577,024	2,577,024
Invesco Private Prime Fund, 4.47%(d)(e)(f)	6,668,689	6,670,690
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,247,714)		9,247,714
TOTAL INVESTMENTS IN SECURITIES-102.36% (Cost $375,508,822)		396,875,954
OTHER ASSETS LESS LIABILITIES-(2.36)%		(9,138,513)
NET ASSETS-100.00%		$387,737,441

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$175,420	$4,839,114	$(5,014,534)	$-	$-	$-	$3,274
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco KBW Property & Casualty Insurance ETF (KBWP)—(continued)
February 28, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$156,972	$8,883,731	$(6,463,679)	$-	$-	$2,577,024	$15,901 *
Invesco Private Prime Fund	409,185	21,784,811	(15,523,199)	(24)	(83)	6,670,690	43,313 *
Total	$741,577	$35,507,656	$(27,001,412)	$(24)	$(83)	$9,247,714	$62,488

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco KBW Regional Banking ETF (KBWR)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Regional Banks-99.84%
Ameris Bancorp(b)	17,117	$1,105,416
Associated Banc-Corp	45,072	1,120,039
Atlantic Union Bankshares Corp., Class B(b)	28,275	1,008,569
Banc of California, Inc.	50,899	756,868
Bank of Hawaii Corp.	12,778	922,827
Bank OZK(b)	24,086	1,156,369
BankUnited, Inc.(b)	24,030	903,047
BOK Financial Corp.	10,121	1,102,784
Brookline Bancorp, Inc.(b)	28,644	337,999
Cadence Bank(b)	31,415	1,041,721
Cathay General Bancorp	22,954	1,077,690
Columbia Banking System, Inc.	38,801	1,037,151
Commerce Bancshares, Inc.	32,000	2,081,600
Community Financial System, Inc.(b)	16,944	1,072,386
Cullen/Frost Bankers, Inc.	15,241	2,088,474
CVB Financial Corp.(b)	44,903	905,694
Eastern Bankshares, Inc.	64,115	1,147,017
F.N.B. Corp.	70,159	1,041,160
First Bancorp	52,682	1,025,719
First Commonwealth Financial Corp.(b)	32,720	537,917
First Financial Bancorp	30,698	841,432
First Financial Bankshares, Inc.	28,864	1,087,018
First Hawaiian, Inc.(b)	41,225	1,109,365
First Interstate BancSystem, Inc., Class A	33,605	1,031,673
Flagstar Financial, Inc.(b)	100,477	1,205,724
Fulton Financial Corp.	55,747	1,104,906
Glacier Bancorp, Inc.(b)	20,724	1,012,160
Hancock Whitney Corp.	20,258	1,157,340
Home BancShares, Inc.	37,875	1,134,356
Hope Bancorp, Inc.	38,816	423,871
Independent Bank Corp.(b)	13,660	936,530
Old National Bancorp	51,928	1,233,290
Pacific Premier Bancorp, Inc.	31,004	740,686
Pinnacle Financial Partners, Inc.	18,358	2,097,585
Popular, Inc.	12,105	1,215,705
Prosperity Bancshares, Inc.	14,369	1,102,964
Provident Financial Services, Inc.(b)	41,950	765,587
Simmons First National Corp., Class A(b)	40,368	886,885
SouthState Corp.(b)	10,869	1,095,595
Synovus Financial Corp.(b)	21,079	1,093,579
	Shares	Value
Regional Banks-(continued)
Texas Capital Bancshares, Inc.(b)(c)	13,601	$1,076,655
Trustmark Corp.	19,662	719,433
UMB Financial Corp.	9,589	1,057,954
United Bankshares, Inc.	28,382	1,025,725
United Community Banks, Inc.	35,578	1,146,679
Valley National Bancorp(b)	113,063	1,112,540
WaFd, Inc.	26,152	773,838
Webster Financial Corp.	38,962	2,194,340
Wintrust Financial Corp.	15,798	1,966,377
WSFS Financial Corp.	18,935	1,027,981
		54,848,220
Total Common Stocks & Other Equity Interests (Cost $55,272,473)		54,848,220
Money Market Funds-0.25%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $136,152)	136,152	136,152
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $55,408,625)		54,984,372
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.62%
Invesco Private Government Fund, 4.34%(d)(e)(f)	1,619,956	1,619,956
Invesco Private Prime Fund, 4.47%(d)(e)(f)	4,213,367	4,214,631
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,834,587)		5,834,587
TOTAL INVESTMENTS IN SECURITIES-110.71% (Cost $61,243,212)		60,818,959
OTHER ASSETS LESS LIABILITIES-(10.71)%		(5,883,560)
NET ASSETS-100.00%		$54,935,399
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco KBW Regional Banking ETF (KBWR)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,846	$864,312	$(751,006)	$-	$-	$136,152	$1,516
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,027,084	28,592,121	(27,999,249)	-	-	1,619,956	70,167 *
Invesco Private Prime Fund	2,920,566	58,630,741	(57,335,959)	(101)	(616)	4,214,631	184,910 *
Total	$3,970,496	$88,087,174	$(86,086,214)	$(101)	$(616)	$5,970,739	$256,593

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Assets and Liabilities
February 28, 2025
(Unaudited)

	Invesco KBW Bank ETF (KBWB)	Invesco KBW High Dividend Yield Financial ETF (KBWD)	Invesco KBW Premium Yield Equity REIT ETF (KBWY)	Invesco KBW Property & Casualty Insurance ETF (KBWP)	Invesco KBW Regional Banking ETF (KBWR)
Assets:
Unaffiliated investments in securities, at value(a)	$3,663,425,253	$415,902,065	$222,005,321	$387,628,240	$54,848,220
Affiliated investments in securities, at value	42,197,412	148,069,495	27,826,755	9,247,714	5,970,739
Receivable for:
Dividends	5,148,285	1,055,975	762,459	222,721	73,221
Securities lending	882	60,927	4,373	287	977
Investments sold	40,293,197	1,743,432	-	-	-
Total assets	3,751,065,029	566,831,894	250,598,908	397,098,962	60,893,157
Liabilities:
Due to custodian	18,742	472,028	-	11,159	-
Payable for:
Investments purchased	-	-	-	-	92,766
Investments purchased - affiliated broker	-	-	-	-	15,143
Collateral upon return of securities loaned	41,450,454	128,021,623	27,791,362	9,247,714	5,834,587
Fund shares repurchased	40,363,942	1,553,978	-	-	-
Accrued unitary management fees	984,682	116,463	58,646	102,648	15,262
Total liabilities	82,817,820	130,164,092	27,850,008	9,361,521	5,957,758
Net Assets	$3,668,247,209	$436,667,802	$222,748,900	$387,737,441	$54,935,399
Net assets consist of:
Shares of beneficial interest	$3,754,277,691	$651,699,886	$446,535,021	$339,197,298	$70,547,756
Distributable earnings (loss)	(86,030,482)	(215,032,084)	(223,786,121)	48,540,143	(15,612,357)
Net Assets	$3,668,247,209	$436,667,802	$222,748,900	$387,737,441	$54,935,399
Shares outstanding (unlimited amount authorized, $0.01 par value)	52,710,000	28,100,000	12,620,000	3,230,000	900,000
Net asset value	$69.59	$15.54	$17.65	$120.04	$61.04
Market price	$69.64	$15.54	$17.65	$120.04	$61.03
Unaffiliated investments in securities, at cost	$3,489,521,467	$396,845,005	$224,788,043	$366,261,108	$55,272,473
Affiliated investments in securities, at cost	$42,197,412	$147,089,730	$27,826,755	$9,247,714	$5,970,739
(a)Includes securities on loan with an aggregate value of:	$41,010,538	$126,470,195	$27,233,024	$9,206,215	$5,769,179
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Statements of Operations
For the six months ended February 28, 2025
(Unaudited)

	Invesco KBW Bank ETF (KBWB)	Invesco KBW High Dividend Yield Financial ETF (KBWD)	Invesco KBW Premium Yield Equity REIT ETF (KBWY)	Invesco KBW Property & Casualty Insurance ETF (KBWP)	Invesco KBW Regional Banking ETF (KBWR)
Investment income:
Unaffiliated dividend income	$36,276,570	$21,990,219	$8,553,866	$5,731,596	$794,700
Affiliated dividend income	15,843	899,397	9,018	3,274	1,516
Securities lending income, net	6,678	666,432	24,690	1,590	7,052
Foreign withholding tax	-	-	-	-	(5,489)
Total investment income	36,299,091	23,556,048	8,587,574	5,736,460	797,779
Expenses:
Unitary management fees	4,445,309	700,231	415,249	756,792	96,687
Less: Waivers	(309)	(336)	(180)	(65)	(29)
Net expenses	4,445,000	699,895	415,069	756,727	96,658
Net investment income	31,854,091	22,856,153	8,172,505	4,979,733	701,121
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(12,865,206)	(17,178,339)	(8,984,347)	(1,032,691)	(984,556)
Affiliated investment securities	(286)	4,158	(1,213)	(83)	(616)
Unaffiliated in-kind redemptions	161,084,241	1,487,070	6,730,702	41,646,902	958,551
Affiliated in-kind redemptions	-	10,316	-	-	-
Net realized gain (loss)	148,218,749	(15,676,795)	(2,254,858)	40,614,128	(26,621)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	156,405,424	20,055,735	(32,360,491)	(29,945,040)	2,350,104
Affiliated investment securities	(999)	972,696	(354)	(24)	(101)
Change in net unrealized appreciation (depreciation)	156,404,425	21,028,431	(32,360,845)	(29,945,064)	2,350,003
Net realized and unrealized gain (loss)	304,623,174	5,351,636	(34,615,703)	10,669,064	2,323,382
Net increase (decrease) in net assets resulting from operations	$336,477,265	$28,207,789	$(26,443,198)	$15,648,797	$3,024,503
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

15

Statements of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco KBW Bank ETF (KBWB)		Invesco KBW High Dividend Yield Financial ETF (KBWD)
	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Operations:
Net investment income	$31,854,091	$48,493,675	$22,856,153	$42,416,928
Net realized gain (loss)	148,218,749	9,692,978	(15,676,795)	(11,725,713)
Change in net unrealized appreciation (depreciation)	156,404,425	478,843,471	21,028,431	(76,582)
Net increase (decrease) in net assets resulting from operations	336,477,265	537,030,124	28,207,789	30,614,633
Distributions to Shareholders from:
Distributable earnings	(26,678,656)	(53,070,953)	(23,590,623)	(43,957,579)
Shareholder Transactions:
Proceeds from shares sold	2,525,243,344	1,590,982,017	46,513,637	34,062,544
Value of shares repurchased	(912,686,719)	(2,088,376,676)	(9,868,548)	(8,019,762)
Net increase (decrease) in net assets resulting from share transactions	1,612,556,625	(497,394,659)	36,645,089	26,042,782
Net increase (decrease) in net assets	1,922,355,234	(13,435,488)	41,262,255	12,699,836
Net assets:
Beginning of period	1,745,891,975	1,759,327,463	395,405,547	382,705,711
End of period	$3,668,247,209	$1,745,891,975	$436,667,802	$395,405,547
Changes in Shares Outstanding:
Shares sold	37,380,000	31,760,000	3,130,000	2,240,000
Shares repurchased	(13,950,000)	(44,390,000)	(650,000)	(550,000)
Shares outstanding, beginning of period	29,280,000	41,910,000	25,620,000	23,930,000
Shares outstanding, end of period	52,710,000	29,280,000	28,100,000	25,620,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco KBW Premium Yield Equity REIT ETF (KBWY)		Invesco KBW Property & Casualty Insurance ETF (KBWP)		Invesco KBW Regional Banking ETF (KBWR)
Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024

$8,172,505	$6,703,397	$4,979,733	$3,608,714	$701,121	$1,729,614
(2,254,858)	(34,112,615)	40,614,128	7,861,835	(26,621)	(2,988,074)
(32,360,845)	56,653,526	(29,945,064)	66,619,068	2,350,003	14,049,690
(26,443,198)	29,244,308	15,648,797	78,089,617	3,024,503	12,791,230

(9,509,767)	(17,743,599)	(4,264,479)	(3,541,507)	(738,098)	(1,857,864)

49,695,961	29,653,258	243,884,299	175,118,510	5,906,809	9,826,703
(25,515,087)	(33,930,268)	(203,677,243)	(62,487,194)	(7,839,817)	(25,191,945)
24,180,874	(4,277,010)	40,207,056	112,631,316	(1,933,008)	(15,365,242)
(11,772,091)	7,223,699	51,591,374	187,179,426	353,397	(4,431,876)

234,520,991	227,297,292	336,146,067	148,966,641	54,582,002	59,013,878
$222,748,900	$234,520,991	$387,737,441	$336,146,067	$54,935,399	$54,582,002

2,420,000	1,550,000	2,110,000	1,740,000	90,000	190,000
(1,290,000)	(1,930,000)	(1,790,000)	(630,000)	(130,000)	(510,000)
11,490,000	11,870,000	2,910,000	1,800,000	940,000	1,260,000
12,620,000	11,490,000	3,230,000	2,910,000	900,000	940,000

17

Financial Highlights
Invesco KBW Bank ETF (KBWB)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$59.63	$41.98	$54.43	$66.21	$39.58	$48.15
Net investment income(a)	0.82	1.56	1.64	1.49	1.31	1.40
Net realized and unrealized gain (loss) on investments	9.92	17.71	(12.52)	(11.66)	26.56	(8.45)
Total from investment operations	10.74	19.27	(10.88)	(10.17)	27.87	(7.05)
Distributions to shareholders from:
Net investment income	(0.78)	(1.62)	(1.57)	(1.61)	(1.24)	(1.52)
Net asset value at end of period	$69.59	$59.63	$41.98	$54.43	$66.21	$39.58
Market price at end of period(b)	$69.64	$59.62	$41.99	$54.52	$66.11	$39.68
Net Asset Value Total Return(c)	18.20%	46.89%	(20.21)%	(15.59)%	71.42%	(14.81)%
Market Price Total Return(c)	18.30%	46.83%	(20.32)%	(15.33)%	70.75%	(14.72)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,668,247	$1,745,892	$1,759,327	$1,969,201	$2,978,303	$763,963
Ratio to average net assets of:
Expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.51%(d)	3.21%	3.39%	2.30%	2.25%	3.07%
Portfolio turnover rate(e)	4%	11%	35%	23%	22%	18%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Financial Highlights—(continued)
Invesco KBW High Dividend Yield Financial ETF (KBWD)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$15.43	$15.99	$17.20	$20.68	$13.75	$19.81
Net investment income(a)	0.86	1.74	1.55	1.25	1.19	1.39
Net realized and unrealized gain (loss) on investments	0.13	(0.50)	(0.95)	(3.08)	7.14	(5.66)
Total from investment operations	0.99	1.24	0.60	(1.83)	8.33	(4.27)
Distributions to shareholders from:
Net investment income	(0.88)	(1.80)	(1.81)	(1.65)	(1.40)	(1.79)
Net asset value at end of period	$15.54	$15.43	$15.99	$17.20	$20.68	$13.75
Market price at end of period(b)	$15.54	$15.44	$15.99	$17.21	$20.69	$13.77
Net Asset Value Total Return(c)	6.75%	8.68%	4.56%	(9.15)%	62.77%	(22.34)%
Market Price Total Return(c)	6.67%	8.75%	4.49%	(9.15)%	62.61%	(22.18)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$436,668	$395,406	$382,706	$422,852	$465,497	$229,636
Ratio to average net assets of:
Expenses(d)	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	11.42%(e)	11.49%	10.03%	6.54%	6.55%	8.08%
Portfolio turnover rate(f)	45%	71%	68%	76%	59%	77%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Financial Highlights—(continued)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$20.41	$19.15	$22.07	$23.91	$18.71	$29.25
Net investment income(a)	0.66	0.59	0.70	0.74	0.69	1.36
Net realized and unrealized gain (loss) on investments	(2.66)	2.24	(2.04)	(1.23)	5.94	(9.62)
Total from investment operations	(2.00)	2.83	(1.34)	(0.49)	6.63	(8.26)
Distributions to shareholders from:
Net investment income	(0.76)	(1.57)	(1.58)	(1.35)	(1.43)	(2.28)
Net asset value at end of period	$17.65	$20.41	$19.15	$22.07	$23.91	$18.71
Market price at end of period(b)	$17.65	$20.41	$19.14	$22.09	$23.89	$18.74
Net Asset Value Total Return(c)	(9.98)%	16.18%	(5.72)%	(2.23)%	36.86%	(28.96)%
Market Price Total Return(c)	(9.98)%	16.24%	(5.85)%	(2.06)%	36.52%	(28.87)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$222,749	$234,521	$227,297	$288,420	$350,063	$173,025
Ratio to average net assets of:
Expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	6.89%(d)	3.24%	3.61%	3.09%	3.16%	5.45%
Portfolio turnover rate(e)	51%	86%	73%	77%	72%	100%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco KBW Property & Casualty Insurance ETF (KBWP)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$115.51	$82.76	$76.55	$80.54	$60.03	$70.73
Net investment income(a)	1.33	1.48	1.64	1.68	1.94 (b)	1.28
Net realized and unrealized gain (loss) on investments	4.32	32.82	6.10	(3.26)	20.09	(10.63)
Total from investment operations	5.65	34.30	7.74	(1.58)	22.03	(9.35)
Distributions to shareholders from:
Net investment income	(1.12)	(1.55)	(1.53)	(2.41)	(1.52)	(1.35)
Net asset value at end of period	$120.04	$115.51	$82.76	$76.55	$80.54	$60.03
Market price at end of period(c)	$120.04	$115.44	$82.76	$76.65	$80.48	$60.13
Net Asset Value Total Return(d)	4.93%	41.85%	10.15%	(1.98)%	37.10%	(13.11)%
Market Price Total Return(d)	5.01%	41.76%	10.00%	(1.79)%	36.78%	(13.03)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$387,737	$336,146	$148,967	$206,689	$88,593	$183,104
Ratio to average net assets of:
Expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.30%(e)	1.49%	1.96%	2.11%	2.82%(b)	2.04%
Portfolio turnover rate(f)	5%	14%	12%	8%	16%	16%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.54 and 2.23%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Financial Highlights—(continued)
Invesco KBW Regional Banking ETF (KBWR)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$58.07	$46.84	$57.90	$59.78	$35.41	$47.62
Net investment income(a)	0.77	1.54	1.58	1.38	1.32	1.32
Net realized and unrealized gain (loss) on investments	3.01	11.31	(11.12)	(1.87)	24.29	(12.07)
Total from investment operations	3.78	12.85	(9.54)	(0.49)	25.61	(10.75)
Distributions to shareholders from:
Net investment income	(0.81)	(1.62)	(1.52)	(1.39)	(1.24)	(1.46)
Net asset value at end of period	$61.04	$58.07	$46.84	$57.90	$59.78	$35.41
Market price at end of period(b)	$61.03	$58.13	$46.80	$57.95	$59.66	$35.44
Net Asset Value Total Return(c)	6.58%	28.18%	(16.65)%	(0.79)%	73.45%	(22.87)%
Market Price Total Return(c)	6.45%	28.42%	(16.79)%	(0.49)%	72.96%	(22.80)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$54,935	$54,582	$59,014	$75,268	$73,528	$28,325
Ratio to average net assets of:
Expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.54%(d)	3.12%	3.02%	2.28%	2.41%	2.96%
Portfolio turnover rate(e)	7%	17%	19%	27%	20%	21%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
February 28, 2025
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco KBW Bank ETF (KBWB)	"KBW Bank ETF"
Invesco KBW High Dividend Yield Financial ETF (KBWD)	"KBW High Dividend Yield Financial ETF"
Invesco KBW Premium Yield Equity REIT ETF (KBWY)	"KBW Premium Yield Equity REIT ETF"
Invesco KBW Property & Casualty Insurance ETF (KBWP)	"KBW Property & Casualty Insurance ETF"
Invesco KBW Regional Banking ETF (KBWR)	"KBW Regional Banking ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
KBW Bank ETF	KBW Nasdaq BankTM Index
KBW High Dividend Yield Financial ETF	KBW Nasdaq Financial Sector Dividend YieldTM Index
KBW Premium Yield Equity REIT ETF	KBW Nasdaq Premium Yield Equity REITTM Index
KBW Property & Casualty Insurance ETF	KBW Nasdaq Property & CasualtyTM Index
KBW Regional Banking ETF	KBW Nasdaq Regional BankingTM Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted

22

prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

23

B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except for KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

24

F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends

25

received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
KBW Bank ETF	$251
KBW High Dividend Yield Financial ETF	64,128
KBW Premium Yield Equity REIT ETF	1,318
KBW Property & Casualty Insurance ETF	159
KBW Regional Banking ETF	667

K.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Investments in Business Development Companies (“BDCs”) Risk. Certain Funds invest in BDCs. There are certain risks inherent in investing in BDCs, whose principal business is to invest in, and lend capital or provide services to, privately held companies. BDCs generally invest in less mature private companies, which involve greater risk than well-established publicly traded companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed evaluation of a BDC and its portfolio of investments. In addition, investments made by BDCs generally are subject to legal and other restrictions on resale and otherwise are less liquid than publicly traded securities. With respect to a BDC’s investment in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Investment advisers to BDCs may be entitled to compensation based on the BDC’s performance, which may result in riskier or more speculative investments in an effort to maximize incentive compensation and higher fees. In addition, to the extent that a Fund invests a portion of its assets in BDCs, a shareholder in the Fund not only will bear his or her proportionate share of the expenses of the Fund, but also will bear indirectly the expenses of the BDCs.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
High Dividend Paying Securities Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in which a Fund invests and the capital resources available for such

26

companies’ dividend payments may adversely affect a Fund. In addition, the value of dividend-paying stocks can decline when interest rates rise, as fixed-income investments become more attractive to investors.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because KBW Bank ETF and KBW Property & Casualty Insurance ETF are non-diversified and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Regional, Small and Medium Bank Risk. Investing in securities of small and medium banks involves greater risk than customarily is associated with investing in larger, more established banks. Small and medium banks’ securities may be more volatile and less liquid than those of more established banks. These securities may have returns that vary, sometimes significantly, from the overall securities market. These banks also may be subject to extensive federal and state regulations and to severe price competition. Credit losses resulting from financial difficulties of borrowers can negatively impact these banks. The regional banking industry in which small and medium banks typically compete is highly competitive and failure to maintain or increase market share may result in the loss of market value. The marketing and expansion strategies of many regional banks may place a significant strain on their risk management, financial controls, operations systems, personnel and other resources. There can be no assurance that these banks will complete the necessary improvements to their systems, procedures and controls necessary to support their future operations or rapid growth. The performance of small and medium banks may be impacted by a number of factors, such as adverse economic or regulatory occurrences affecting small and medium banks, economic conditions of the region or depositor base that the bank serves, negative public perception and decreased liquidity in credit markets. To the extent that certain regulatory requirements are relaxed for small and medium banks, such banks could increase their overall risk profile, which may also result in greater overall risk in the banking industry and the financials sector in general.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages

27

and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
KBW Bank ETF	0.35%
KBW High Dividend Yield Financial ETF	0.35%
KBW Premium Yield Equity REIT ETF	0.35%
KBW Property & Casualty Insurance ETF	0.35%
KBW Regional Banking ETF	0.35%
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended February 28, 2025, the Adviser waived fees for each Fund in the following amounts:
KBW Bank ETF	$309
KBW High Dividend Yield Financial ETF	336
KBW Premium Yield Equity REIT ETF	180
KBW Property & Casualty Insurance ETF	65
KBW Regional Banking ETF	29
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with Keefe, Bruyette & Woods, Inc. (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

28

For the six months ended February 28, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
KBW Bank ETF	$24,358
KBW High Dividend Yield Financial ETF	24,984
KBW Premium Yield Equity REIT ETF	22,475
KBW Property & Casualty Insurance ETF	2,340
KBW Regional Banking ETF	1,110
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
KBW Bank ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,663,425,253	$-	$-	$3,663,425,253
Money Market Funds	746,958	41,450,454	-	42,197,412
Total Investments	$3,664,172,211	$41,450,454	$-	$3,705,622,665
KBW High Dividend Yield Financial ETF
Investments in Securities
Common Stocks & Other Equity Interests	$266,820,649	$-	$-	$266,820,649
Closed-End Funds	169,129,288	-	-	169,129,288
Money Market Funds	-	128,021,623	-	128,021,623
Total Investments	$435,949,937	$128,021,623	$-	$563,971,560
KBW Premium Yield Equity REIT ETF
Investments in Securities
Common Stocks & Other Equity Interests	$222,005,321	$-	$-	$222,005,321
Money Market Funds	35,393	27,791,362	-	27,826,755
Total Investments	$222,040,714	$27,791,362	$-	$249,832,076
KBW Property & Casualty Insurance ETF
Investments in Securities
Common Stocks & Other Equity Interests	$387,628,240	$-	$-	$387,628,240
Money Market Funds	-	9,247,714	-	9,247,714
Total Investments	$387,628,240	$9,247,714	$-	$396,875,954

29

	Level 1	Level 2	Level 3	Total
KBW Regional Banking ETF
Investments in Securities
Common Stocks & Other Equity Interests	$54,848,220	$-	$-	$54,848,220
Money Market Funds	136,152	5,834,587	-	5,970,739
Total Investments	$54,984,372	$5,834,587	$-	$60,818,959
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of August 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
KBW Bank ETF	$81,834,384	$327,927,431	$409,761,815
KBW High Dividend Yield Financial ETF	55,294,516	154,935,239	210,229,755
KBW Premium Yield Equity REIT ETF	64,129,173	148,730,053	212,859,226
KBW Property & Casualty Insurance ETF	3,702,214	7,529,942	11,232,156
KBW Regional Banking ETF	2,969,907	11,529,453	14,499,360

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the six months ended February 28, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
KBW Bank ETF	$126,177,108	$115,688,953
KBW High Dividend Yield Financial ETF	186,199,963	183,683,433
KBW Premium Yield Equity REIT ETF	121,584,574	123,678,263
KBW Property & Casualty Insurance ETF	23,821,178	22,713,660
KBW Regional Banking ETF	3,844,867	3,882,635
For the six months ended February 28, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
KBW Bank ETF	$2,509,949,945	$905,173,925
KBW High Dividend Yield Financial ETF	43,134,290	9,132,527
KBW Premium Yield Equity REIT ETF	48,889,716	24,372,121
KBW Property & Casualty Insurance ETF	243,581,508	203,517,911
KBW Regional Banking ETF	5,896,327	7,822,825
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

30

As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
KBW Bank ETF	$232,879,975	$(70,280,358)	$162,599,617	$3,543,023,048
KBW High Dividend Yield Financial ETF	35,832,974	(24,224,038)	11,608,936	552,362,624
KBW Premium Yield Equity REIT ETF	13,951,991	(21,286,766)	(7,334,775)	257,166,851
KBW Property & Casualty Insurance ETF	31,512,506	(13,361,954)	18,150,552	378,725,402
KBW Regional Banking ETF	3,792,294	(5,070,693)	(1,278,399)	62,097,358
NOTE 7—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

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©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-KBW-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
February 28, 2025
RWL	Invesco S&P 500 Revenue ETF
RWK	Invesco S&P MidCap 400 Revenue ETF
RWJ	Invesco S&P SmallCap 600 Revenue ETF
RDIV	Invesco S&P Ultra Dividend Revenue ETF

2

Invesco S&P 500 Revenue ETF (RWL)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-7.33%
Alphabet, Inc., Class A	256,134	$43,614,497
Alphabet, Inc., Class C	254,345	43,803,296
AT&T, Inc.	1,532,387	42,002,728
Charter Communications, Inc., Class A(b)(c)	42,810	15,564,432
Comcast Corp., Class A	914,250	32,803,290
Electronic Arts, Inc.	13,378	1,727,367
Fox Corp., Class A	45,845	2,640,672
Fox Corp., Class B	48,185	2,605,363
Interpublic Group of Cos., Inc. (The)	106,078	2,906,537
Live Nation Entertainment, Inc.(b)(c)	50,788	7,280,968
Match Group, Inc.	32,472	1,029,687
Meta Platforms, Inc., Class A	72,799	48,644,292
Netflix, Inc.(b)	11,823	11,593,161
News Corp., Class A	51,186	1,464,943
News Corp., Class B(c)	46,447	1,499,309
Omnicom Group, Inc.(c)	49,060	4,060,206
Paramount Global, Class B(c)	757,624	8,606,609
Take-Two Interactive Software, Inc.(b)	8,425	1,785,931
T-Mobile US, Inc.	100,417	27,081,461
Verizon Communications, Inc.	942,302	40,613,216
Walt Disney Co. (The)	233,265	26,545,557
Warner Bros. Discovery, Inc.(b)	1,073,458	12,301,829
		380,175,351
Consumer Discretionary-11.09%
Airbnb, Inc., Class A(b)	22,806	3,167,069
Amazon.com, Inc.(b)	793,445	168,432,505
Aptiv PLC (Jersey)(b)	98,427	6,409,566
AutoZone, Inc.(b)	1,694	5,917,159
Best Buy Co., Inc.(c)	142,529	12,814,782
Booking Holdings, Inc.	1,299	6,515,797
BorgWarner, Inc.	118,634	3,531,734
Caesars Entertainment, Inc., (Acquired 01/18/2022 - 02/27/2025; Cost $3,728,984)(b)(c)(d)	89,110	2,960,234
CarMax, Inc.(b)	87,309	7,244,028
Carnival Corp.(b)	270,199	6,465,862
Chipotle Mexican Grill, Inc.(b)	49,065	2,648,038
D.R. Horton, Inc.	70,359	8,922,225
Darden Restaurants, Inc.	20,005	4,010,202
Deckers Outdoor Corp.(b)	6,601	919,915
Domino’s Pizza, Inc.	2,907	1,423,587
eBay, Inc.	47,907	3,101,499
Expedia Group, Inc.(b)	20,659	4,089,656
Ford Motor Co.(c)	5,173,603	49,407,909
Garmin Ltd.	8,005	1,832,585
General Motors Co.	1,034,790	50,839,233
Genuine Parts Co.	55,768	6,964,308
Hasbro, Inc.	19,788	1,288,397
Hilton Worldwide Holdings, Inc.	12,523	3,318,094
Home Depot, Inc. (The)	108,109	42,876,029
Las Vegas Sands Corp.	60,944	2,724,806
Lennar Corp., Class A	67,884	8,120,963
LKQ Corp.	110,372	4,656,595
Lowe’s Cos., Inc.	92,074	22,893,279
lululemon athletica, inc.(b)	7,574	2,769,130
Marriott International, Inc., Class A	24,995	7,009,848
	Shares	Value
Consumer Discretionary-(continued)
McDonald’s Corp.	25,802	$7,955,531
MGM Resorts International(b)(c)	137,433	4,777,171
Mohawk Industries, Inc.(b)	24,234	2,849,676
NIKE, Inc., Class B	187,593	14,900,512
Norwegian Cruise Line Holdings Ltd.(b)	100,119	2,274,704
NVR, Inc.(b)	329	2,383,796
O’Reilly Automotive, Inc.(b)	3,842	5,277,525
Pool Corp.(c)	4,143	1,437,621
PulteGroup, Inc.	41,817	4,318,860
Ralph Lauren Corp.	8,620	2,337,227
Ross Stores, Inc.	40,507	5,683,942
Royal Caribbean Cruises Ltd.	19,437	4,783,446
Starbucks Corp.	108,600	12,576,966
Tapestry, Inc.	31,577	2,697,307
Tesla, Inc.(b)	67,241	19,700,268
TJX Cos., Inc. (The)	130,716	16,308,128
Tractor Supply Co.(c)	76,070	4,210,474
Ulta Beauty, Inc.(b)	7,807	2,860,172
Wynn Resorts Ltd.	22,020	1,966,826
Yum! Brands, Inc.	15,442	2,414,666
		574,989,852
Consumer Staples-13.00%
Altria Group, Inc.	109,257	6,102,003
Archer-Daniels-Midland Co.	483,803	22,835,502
Brown-Forman Corp., Class B(c)	26,529	878,375
Bunge Global S.A.	188,875	14,012,636
Church & Dwight Co., Inc.	16,722	1,859,486
Clorox Co. (The)	13,448	2,103,133
Coca-Cola Co. (The)	218,228	15,540,016
Colgate-Palmolive Co.	63,789	5,815,643
Conagra Brands, Inc.	126,549	3,232,061
Constellation Brands, Inc., Class A	12,414	2,178,657
Costco Wholesale Corp.	75,336	78,998,083
Dollar General Corp.	147,673	10,954,383
Dollar Tree, Inc.(b)	127,835	9,314,058
Estee Lauder Cos., Inc. (The), Class A	55,803	4,012,794
General Mills, Inc.	88,760	5,380,631
Hershey Co. (The)(c)	18,193	3,142,113
Hormel Foods Corp.	105,533	3,021,410
J.M. Smucker Co. (The)	22,782	2,518,094
Kellanova	46,569	3,860,570
Kenvue, Inc.	204,197	4,819,049
Keurig Dr Pepper, Inc.	133,637	4,479,512
Kimberly-Clark Corp.	45,056	6,398,403
Kraft Heinz Co. (The)	245,344	7,534,514
Kroger Co. (The)(c)	721,658	46,777,872
Lamb Weston Holdings, Inc.(c)	25,440	1,319,573
McCormick & Co., Inc.	24,119	1,992,471
Molson Coors Beverage Co., Class B	55,972	3,430,524
Mondelez International, Inc., Class A	168,052	10,793,980
Monster Beverage Corp.(b)	41,861	2,287,704
PepsiCo, Inc.	174,554	26,788,802
Philip Morris International, Inc. (Switzerland)	86,181	13,382,186
Procter & Gamble Co. (The)	145,109	25,225,749
Sysco Corp.	292,571	22,100,813
Target Corp.	233,012	28,949,411
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500 Revenue ETF (RWL)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
The Campbell’s Company(c)	67,382	$2,699,323
Tyson Foods, Inc., Class A	254,352	15,601,952
Walgreens Boots Alliance, Inc.(c)	4,420,931	47,215,543
Walmart, Inc.	2,090,714	206,165,307
		673,722,336
Energy-7.22%
APA Corp.(c)	120,667	2,497,807
Baker Hughes Co., Class A	188,980	8,426,618
Chevron Corp.	365,472	57,971,169
ConocoPhillips	158,997	15,764,553
Coterra Energy, Inc.	62,758	1,693,838
Devon Energy Corp.	127,750	4,627,105
Diamondback Energy, Inc.	17,327	2,754,300
EOG Resources, Inc.	54,856	6,963,421
EQT Corp.	30,758	1,481,613
Exxon Mobil Corp.	892,268	99,336,197
Halliburton Co.	232,005	6,117,972
Hess Corp.	26,316	3,919,505
Kinder Morgan, Inc.	164,174	4,449,115
Marathon Petroleum Corp.	274,980	41,296,496
Occidental Petroleum Corp.	166,795	8,146,268
ONEOK, Inc.	56,037	5,625,554
Phillips 66	346,582	44,948,220
Schlumberger N.V.	254,393	10,598,012
Targa Resources Corp.	25,889	5,222,329
Texas Pacific Land Corp.	140	199,913
Valero Energy Corp.	297,399	38,878,971
Williams Cos., Inc. (The)	54,873	3,192,511
		374,111,487
Financials-16.54%
Aflac, Inc.	48,693	5,330,423
Allstate Corp. (The)	95,368	18,992,537
American Express Co.	70,864	21,327,229
American International Group, Inc.	141,824	11,762,882
Ameriprise Financial, Inc.	9,515	5,112,409
Aon PLC, Class A	12,142	4,967,535
Apollo Global Management, Inc.(c)	52,755	7,874,739
Arch Capital Group Ltd.	50,878	4,727,075
Arthur J. Gallagher & Co.	11,609	3,920,824
Assurant, Inc.	15,948	3,315,430
Bank of America Corp.	1,250,240	57,636,064
Bank of New York Mellon Corp. (The)	143,375	12,753,206
Berkshire Hathaway, Inc., Class B(b)	236,126	121,328,623
BlackRock, Inc.	5,724	5,596,813
Blackstone, Inc., Class A	16,104	2,595,321
Brown & Brown, Inc.(b)	12,942	1,534,145
Capital One Financial Corp.	84,106	16,867,458
Cboe Global Markets, Inc.	5,784	1,219,267
Charles Schwab Corp. (The)	91,345	7,264,668
Chubb Ltd.	58,618	16,734,267
Cincinnati Financial Corp.	23,639	3,494,081
Citigroup, Inc.	699,260	55,905,837
Citizens Financial Group, Inc.	79,429	3,635,465
CME Group, Inc., Class A	7,654	1,942,356
Corpay, Inc.(b)	3,267	1,199,152
Discover Financial Services	38,189	7,454,111
Erie Indemnity Co., Class A(c)	2,554	1,093,291
Everest Group Ltd.	13,358	4,718,313
FactSet Research Systems, Inc.	1,465	676,449
	Shares	Value
Financials-(continued)
Fidelity National Information Services, Inc.	34,512	$2,454,493
Fifth Third Bancorp	86,858	3,775,717
Fiserv, Inc.(b)	29,064	6,850,094
Franklin Resources, Inc.(c)	111,781	2,263,565
Global Payments, Inc.	24,996	2,631,579
Globe Life, Inc.(c)	16,027	2,042,321
Goldman Sachs Group, Inc. (The)	61,501	38,271,457
Hartford Financial Services Group, Inc. (The)	67,831	8,023,051
Huntington Bancshares, Inc.	195,829	3,225,304
Intercontinental Exchange, Inc.	20,220	3,502,711
Invesco Ltd.(e)	94,228	1,638,625
Jack Henry & Associates, Inc.	3,742	649,574
JPMorgan Chase & Co.	332,060	87,879,679
KeyCorp	158,746	2,749,481
KKR & Co., Inc., Class A	49,985	6,777,466
Loews Corp.	59,803	5,183,126
M&T Bank Corp.	19,508	3,740,074
MarketAxess Holdings, Inc.	1,176	226,721
Marsh & McLennan Cos., Inc.	32,718	7,781,649
Mastercard, Inc., Class A	15,020	8,656,176
MetLife, Inc.	261,935	22,573,558
Moody’s Corp.	4,062	2,047,004
Morgan Stanley	243,874	32,462,068
MSCI, Inc.	1,421	839,115
Nasdaq, Inc.	25,479	2,109,152
Northern Trust Corp.	42,097	4,639,931
PayPal Holdings, Inc.(b)	102,051	7,250,723
PNC Financial Services Group, Inc. (The)	48,181	9,246,897
Principal Financial Group, Inc.	51,846	4,616,368
Progressive Corp. (The)	87,073	24,554,586
Prudential Financial, Inc.	175,256	20,171,966
Raymond James Financial, Inc.	27,065	4,186,143
Regions Financial Corp.	106,519	2,525,565
S&P Global, Inc.	7,868	4,199,466
State Street Corp.	61,104	6,063,350
Synchrony Financial	88,330	5,359,864
T. Rowe Price Group, Inc.	16,587	1,753,578
Travelers Cos., Inc. (The)	54,334	14,044,796
Truist Financial Corp.	161,381	7,480,009
U.S. Bancorp	237,950	11,159,855
Visa, Inc., Class A	33,730	12,234,208
W.R. Berkley Corp.	63,784	4,023,495
Wells Fargo & Co.	529,796	41,493,623
Willis Towers Watson PLC	9,424	3,200,862
		857,539,015
Health Care-19.77%
Abbott Laboratories	106,171	14,652,660
AbbVie, Inc.	93,660	19,577,750
Agilent Technologies, Inc.	13,632	1,743,805
Align Technology, Inc.(b)	4,723	883,343
Amgen, Inc.	34,822	10,727,265
Baxter International, Inc.	132,593	4,575,784
Becton, Dickinson and Co.	26,710	6,023,906
Biogen, Inc.(b)	17,361	2,439,221
Bio-Techne Corp.(c)	4,446	274,541
Boston Scientific Corp.(b)	51,724	5,368,434
Bristol-Myers Squibb Co.	245,897	14,660,379
Cardinal Health, Inc.	562,952	72,891,025
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500 Revenue ETF (RWL)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Cencora, Inc.	373,383	$94,667,526
Centene Corp.(b)	837,255	48,694,751
Charles River Laboratories International, Inc.(b)(c)	6,143	1,015,499
Cigna Group (The)	230,139	71,078,430
Cooper Cos., Inc. (The)(b)	11,614	1,049,673
CVS Health Corp.	2,100,469	138,042,823
Danaher Corp.	29,718	6,174,212
DaVita, Inc.(b)	23,964	3,543,796
DexCom, Inc.(b)	14,378	1,270,584
Edwards Lifesciences Corp.(b)	23,498	1,682,927
Elevance Health, Inc.	133,009	52,788,612
Eli Lilly and Co.	15,171	13,966,878
GE HealthCare Technologies, Inc.	69,271	6,050,822
Gilead Sciences, Inc.	90,010	10,289,043
HCA Healthcare, Inc.	64,969	19,900,005
Henry Schein, Inc.(b)	47,861	3,454,128
Hologic, Inc.(b)	15,743	997,949
Humana, Inc.	121,897	32,963,387
IDEXX Laboratories, Inc.(b)	2,492	1,089,278
Incyte Corp.(b)	16,449	1,209,002
Insulet Corp.(b)	2,112	575,034
Intuitive Surgical, Inc.(b)	4,215	2,415,827
IQVIA Holdings, Inc.(b)	22,335	4,216,848
Johnson & Johnson	175,897	29,026,523
Labcorp Holdings, Inc.	16,242	4,077,392
McKesson Corp.	168,686	108,002,898
Medtronic PLC	116,865	10,753,917
Merck & Co., Inc.	185,757	17,136,083
Mettler-Toledo International, Inc.(b)	841	1,070,358
Moderna, Inc.(b)	34,679	1,073,662
Molina Healthcare, Inc.(b)	38,309	11,535,606
Pfizer, Inc.	703,466	18,592,606
Quest Diagnostics, Inc.(c)	18,016	3,114,966
Regeneron Pharmaceuticals, Inc.	5,387	3,764,112
ResMed, Inc.	5,793	1,352,781
Revvity, Inc.(c)	6,722	753,872
Solventum Corp.(b)	34,231	2,729,922
STERIS PLC	7,673	1,682,382
Stryker Corp.	17,314	6,686,494
Teleflex, Inc.	4,709	625,120
Thermo Fisher Scientific, Inc.	23,430	12,393,533
UnitedHealth Group, Inc.	216,867	103,003,150
Universal Health Services, Inc., Class B	23,813	4,173,228
Vertex Pharmaceuticals, Inc.(b)	6,664	3,197,321
Viatris, Inc.	346,164	3,195,094
Waters Corp.(b)(c)	2,182	823,356
West Pharmaceutical Services, Inc.	2,551	592,699
Zimmer Biomet Holdings, Inc.	20,763	2,165,996
Zoetis, Inc.	15,324	2,562,786
		1,025,041,004
Industrials-9.05%
3M Co.	55,683	8,637,547
A.O. Smith Corp.	15,760	1,047,725
Allegion PLC	7,810	1,005,225
AMETEK, Inc.	10,647	2,015,477
Automatic Data Processing, Inc.	19,076	6,012,374
Axon Enterprise, Inc.(b)	808	426,988
Boeing Co. (The)(b)	129,850	22,675,705
	Shares	Value
Industrials-(continued)
Broadridge Financial Solutions, Inc.	8,095	$1,952,676
Builders FirstSource, Inc.(b)	28,488	3,959,547
C.H. Robinson Worldwide, Inc.	47,890	4,866,582
Carrier Global Corp.	95,342	6,178,162
Caterpillar, Inc.	49,717	17,100,162
Cintas Corp.	13,665	2,835,488
Copart, Inc.(b)	20,430	1,119,564
CSX Corp.	128,620	4,117,126
Cummins, Inc.	27,135	9,990,564
Dayforce, Inc.(b)(c)	6,311	391,219
Deere & Co.	33,959	16,327,148
Delta Air Lines, Inc.	280,600	16,869,672
Dover Corp.	12,186	2,422,211
Eaton Corp. PLC	19,996	5,865,227
Emerson Electric Co.	39,133	4,758,964
Equifax, Inc.(c)	6,214	1,523,673
Expeditors International of Washington, Inc.	24,202	2,840,347
Fastenal Co.	27,796	2,104,991
FedEx Corp.	91,955	24,174,969
Fortive Corp.	23,394	1,860,759
GE Vernova, Inc.	27,937	9,363,924
Generac Holdings, Inc.(b)	6,894	938,618
General Dynamics Corp.	51,266	12,949,792
General Electric Co.	68,296	14,135,906
Honeywell International, Inc.	48,490	10,323,036
Howmet Aerospace, Inc.	18,422	2,516,445
Hubbell, Inc.	3,690	1,371,167
Huntington Ingalls Industries, Inc.	17,983	3,157,455
IDEX Corp.	4,099	796,559
Illinois Tool Works, Inc.	17,317	4,571,342
Ingersoll Rand, Inc.	20,589	1,745,535
J.B. Hunt Transport Services, Inc.	19,821	3,194,947
Jacobs Solutions, Inc.	16,028	2,053,347
Johnson Controls International PLC	92,011	7,881,662
L3Harris Technologies, Inc.(b)	27,224	5,611,139
Leidos Holdings, Inc.	30,985	4,027,120
Lockheed Martin Corp.	41,652	18,758,811
Masco Corp.	29,022	2,181,874
Nordson Corp.(b)	3,305	695,008
Norfolk Southern Corp.	14,401	3,539,046
Northrop Grumman Corp.	25,450	11,751,283
Old Dominion Freight Line, Inc.	8,425	1,487,013
Otis Worldwide Corp.	42,173	4,208,022
PACCAR, Inc.	88,380	9,477,871
Parker-Hannifin Corp.	8,544	5,711,749
Paychex, Inc.	10,887	1,651,231
Paycom Software, Inc.	2,195	481,737
Pentair PLC	10,898	1,026,592
Quanta Services, Inc.	20,132	5,226,871
Republic Services, Inc.	22,097	5,237,431
Rockwell Automation, Inc.	8,143	2,338,262
Rollins, Inc.	19,888	1,041,932
RTX Corp.	198,803	26,438,811
Snap-on, Inc.	4,261	1,453,725
Southwest Airlines Co.	239,474	7,438,062
Stanley Black & Decker, Inc.	53,986	4,671,409
Textron, Inc.	50,055	3,740,610
Trane Technologies PLC	14,210	5,026,077
TransDigm Group, Inc.	1,893	2,588,110
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500 Revenue ETF (RWL)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Uber Technologies, Inc.(b)	201,413	$15,309,402
Union Pacific Corp.	30,465	7,515,411
United Airlines Holdings, Inc.(b)	166,565	15,625,463
United Parcel Service, Inc., Class B	206,261	24,551,247
United Rentals, Inc.	5,604	3,599,561
Veralto Corp.	14,283	1,424,872
Verisk Analytics, Inc.	2,776	824,222
W.W. Grainger, Inc.	4,307	4,398,351
Wabtec Corp.	14,781	2,739,806
Waste Management, Inc.	29,432	6,851,181
Xylem, Inc.	20,068	2,626,701
		469,355,840
Information Technology-10.01%
Accenture PLC, Class A (Ireland)	52,659	18,351,661
Adobe, Inc.(b)	11,582	5,079,402
Advanced Micro Devices, Inc.(b)	54,754	5,467,734
Akamai Technologies, Inc.(b)(c)	11,717	945,328
Amphenol Corp., Class A	56,776	3,781,282
Analog Devices, Inc.	12,645	2,909,109
ANSYS, Inc.(b)	2,092	697,159
Apple, Inc.	467,359	113,026,101
Applied Materials, Inc.	46,560	7,359,739
Arista Networks, Inc.(b)	18,153	1,689,137
Autodesk, Inc.(b)	5,735	1,572,594
Broadcom, Inc.	75,426	15,042,207
Cadence Design Systems, Inc.(b)	4,123	1,032,812
CDW Corp.	34,310	6,114,042
Cisco Systems, Inc.	266,391	17,078,327
Cognizant Technology Solutions Corp., Class A	70,224	5,851,766
Corning, Inc.	77,892	3,906,284
CrowdStrike Holdings, Inc., Class A(b)	2,975	1,159,239
Dell Technologies, Inc., Class C	233,009	23,944,005
Enphase Energy, Inc.(b)(c)	4,799	275,127
EPAM Systems, Inc.(b)	5,489	1,131,502
F5, Inc.(b)	3,324	972,037
Fair Isaac Corp.(b)	219	413,111
First Solar, Inc.(b)	5,694	775,409
Fortinet, Inc.(b)	16,966	1,832,498
Gartner, Inc.(b)	3,566	1,777,009
Gen Digital, Inc.(c)	37,927	1,036,545
GoDaddy, Inc., Class A(b)	6,286	1,128,337
Hewlett Packard Enterprise Co.	402,810	7,979,666
HP, Inc.	453,590	14,002,323
Intel Corp.	795,551	18,878,425
International Business Machines Corp.	79,985	20,191,413
Intuit, Inc.	7,404	4,544,871
Jabil, Inc.	63,353	9,814,647
Juniper Networks, Inc.	39,664	1,435,837
Keysight Technologies, Inc.(b)	8,610	1,373,553
KLA Corp.	4,603	3,262,791
Lam Research Corp.	58,516	4,490,518
Microchip Technology, Inc.	26,232	1,544,016
Micron Technology, Inc.	72,306	6,770,011
Microsoft Corp.	166,777	66,208,801
Monolithic Power Systems, Inc.	948	579,237
Motorola Solutions, Inc.	6,464	2,845,582
NetApp, Inc.	15,588	1,555,838
NVIDIA Corp.	239,506	29,919,090
	Shares	Value
Information Technology-(continued)
NXP Semiconductors N.V. (China)	17,406	$3,752,560
ON Semiconductor Corp.(b)	32,006	1,505,882
Oracle Corp.	90,394	15,010,828
Palantir Technologies, Inc., Class A(b)	10,641	903,634
Palo Alto Networks, Inc.(b)	12,198	2,322,865
PTC, Inc.(b)	3,454	565,178
QUALCOMM, Inc.	72,036	11,321,898
Roper Technologies, Inc.	3,668	2,143,946
Salesforce, Inc.	30,750	9,158,887
Seagate Technology Holdings PLC	21,763	2,217,867
ServiceNow, Inc.(b)	2,663	2,475,951
Skyworks Solutions, Inc.	13,785	918,908
Super Micro Computer, Inc.(b)(c)	114,650	4,753,389
Synopsys, Inc.(b)	3,665	1,675,931
TE Connectivity PLC (Switzerland)	30,923	4,763,070
Teledyne Technologies, Inc.(b)	3,554	1,830,381
Teradyne, Inc.	6,576	722,439
Texas Instruments, Inc.	24,087	4,720,811
Trimble, Inc.(b)	14,372	1,034,497
Tyler Technologies, Inc.(b)	912	554,888
VeriSign, Inc.(b)	2,225	529,283
Western Digital Corp.(b)	60,310	2,950,968
Workday, Inc., Class A(b)	8,651	2,278,154
Zebra Technologies Corp., Class A(b)	3,484	1,097,634
		518,955,971
Materials-2.51%
Air Products and Chemicals, Inc.	11,492	3,633,196
Albemarle Corp.(c)	18,348	1,413,346
Amcor PLC(c)	397,114	4,018,794
Avery Dennison Corp.	12,773	2,400,941
Ball Corp.	62,933	3,315,940
Celanese Corp.	45,085	2,296,630
CF Industries Holdings, Inc.	19,657	1,592,610
Corteva, Inc.	81,875	5,156,487
Dow, Inc.	305,365	11,637,460
DuPont de Nemours, Inc.	43,794	3,581,035
Eastman Chemical Co.	27,703	2,710,739
Ecolab, Inc.	18,654	5,018,113
FMC Corp.(c)	21,761	802,981
Freeport-McMoRan, Inc.	171,169	6,317,848
International Flavors & Fragrances, Inc.	38,187	3,124,078
International Paper Co.	100,463	5,661,090
Linde PLC	22,040	10,293,782
LyondellBasell Industries N.V., Class A	155,618	11,956,131
Martin Marietta Materials, Inc.	3,513	1,697,271
Mosaic Co. (The)	125,562	3,003,443
Newmont Corp.	116,939	5,009,667
Nucor Corp.	66,526	9,145,329
Packaging Corp. of America	10,063	2,144,325
PPG Industries, Inc.	43,052	4,874,347
Sherwin-Williams Co. (The)	18,192	6,590,416
Smurfit WestRock PLC	99,262	5,168,572
Steel Dynamics, Inc.	39,517	5,337,561
Vulcan Materials Co.	7,818	1,933,470
		129,835,602
Real Estate-0.92%
Alexandria Real Estate Equities, Inc.	8,649	884,447
American Tower Corp.	16,229	3,337,007
AvalonBay Communities, Inc.	3,761	850,663
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500 Revenue ETF (RWL)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Real Estate-(continued)
BXP, Inc.(c)	12,300	$872,439
Camden Property Trust	3,772	467,954
CBRE Group, Inc., Class A(b)	73,449	10,425,351
CoStar Group, Inc.(b)	10,092	769,515
Crown Castle, Inc.	19,624	1,846,618
Digital Realty Trust, Inc.	8,574	1,340,288
Equinix, Inc.	2,553	2,309,495
Equity Residential	11,848	878,766
Essex Property Trust, Inc.	1,764	549,609
Extra Space Storage, Inc.	5,967	910,326
Federal Realty Investment Trust	3,243	341,877
Healthpeak Properties, Inc.(c)	35,131	718,780
Host Hotels & Resorts, Inc.	86,568	1,396,342
Invitation Homes, Inc.	22,854	777,265
Iron Mountain, Inc.	15,643	1,457,458
Kimco Realty Corp.	23,574	520,985
Mid-America Apartment Communities, Inc.	4,047	680,382
Prologis, Inc.(c)	20,609	2,553,867
Public Storage	4,214	1,279,455
Realty Income Corp.	26,705	1,522,986
Regency Centers Corp.(c)	5,737	440,028
SBA Communications Corp., Class A	3,681	802,090
Simon Property Group, Inc.	9,864	1,835,592
UDR, Inc.	10,866	490,926
Ventas, Inc.	23,378	1,617,290
VICI Properties, Inc.	35,784	1,162,622
Welltower, Inc.	16,944	2,601,073
Weyerhaeuser Co.	68,270	2,054,927
		47,696,423
Utilities-2.48%
AES Corp. (The)	265,543	3,077,643
Alliant Energy Corp.(c)	19,594	1,264,401
Ameren Corp.	23,912	2,428,503
American Electric Power Co., Inc.	62,427	6,620,383
American Water Works Co., Inc.	10,157	1,381,047
Atmos Energy Corp.(c)	8,644	1,315,012
CenterPoint Energy, Inc.(c)	80,158	2,755,832
CMS Energy Corp.	32,758	2,392,972
Consolidated Edison, Inc.	47,720	4,844,534
Constellation Energy Corp.	27,094	6,788,266
Dominion Energy, Inc.	76,481	4,330,354
DTE Energy Co.	29,582	3,955,113
	Shares	Value
Utilities-(continued)
Duke Energy Corp.	80,898	$9,504,706
Edison International(c)	62,372	3,395,532
Entergy Corp.	47,012	4,104,618
Evergy, Inc.(b)	27,403	1,888,341
Eversource Energy	56,825	3,580,543
Exelon Corp.	183,193	8,097,131
FirstEnergy Corp.	98,451	3,816,945
NextEra Energy, Inc.	94,060	6,600,190
NiSource, Inc.	42,266	1,724,876
NRG Energy, Inc.	86,391	9,132,393
PG&E Corp.	367,874	6,011,061
Pinnacle West Capital Corp.	16,513	1,528,113
PPL Corp.	74,352	2,617,934
Public Service Enterprise Group, Inc.	34,327	2,785,636
Sempra	42,252	3,023,976
Southern Co. (The)	93,143	8,363,310
Vistra Corp.	30,941	4,135,574
WEC Energy Group, Inc.	26,209	2,796,238
Xcel Energy, Inc.	59,088	4,260,245
		128,521,422
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $4,409,770,524)		5,179,944,303
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.95%
Invesco Private Government Fund, 4.34%(e)(f)(g)	27,694,862	27,694,862
Invesco Private Prime Fund, 4.47%(e)(f)(g)	73,453,460	73,475,496
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $101,170,358)		101,170,358
TOTAL INVESTMENTS IN SECURITIES-101.87% (Cost $4,510,940,882)		5,281,114,661
OTHER ASSETS LESS LIABILITIES-(1.87)%		(96,996,748)
NET ASSETS-100.00%		$5,184,117,913

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)	Restricted security. The value of this security at February 28, 2025 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Invesco Ltd.	$1,381,299	$529,186	$(287,738)	$54,413	$(38,535)	$1,638,625	$35,723
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500 Revenue ETF (RWL)—(continued)
February 28, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$41,576,269	$(41,576,269)	$-	$-	$-	$43,443
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,153,465	253,232,361	(261,690,964)	-	-	27,694,862	617,358 *
Invesco Private Prime Fund	94,341,793	515,516,219	(536,375,137)	(5,515)	(1,864)	73,475,496	1,660,263 *
Total	$131,876,557	$810,854,035	$(839,930,108)	$48,898	$(40,399)	$102,808,983	$2,356,787

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P MidCap 400 Revenue ETF (RWK)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-1.19%
Frontier Communications Parent, Inc.(b)	70,293	$2,529,845
Iridium Communications, Inc.	11,151	351,926
New York Times Co. (The), Class A	19,107	918,856
Nexstar Media Group, Inc., Class A	13,273	2,245,128
TKO Group Holdings, Inc.(b)	8,205	1,236,001
Warner Music Group Corp., Class A(c)	81,975	2,762,557
ZoomInfo Technologies, Inc., Class A(b)(c)	47,156	549,839
		10,594,152
Consumer Discretionary-21.26%
Abercrombie & Fitch Co., Class A(b)	14,594	1,503,036
Aramark	177,865	6,589,898
Autoliv, Inc. (Sweden)	44,097	4,292,843
AutoNation, Inc.(b)	62,559	11,408,885
Boyd Gaming Corp.(c)	21,166	1,614,119
Brunswick Corp.(c)	29,855	1,816,677
Burlington Stores, Inc.(b)	14,792	3,688,089
Capri Holdings Ltd.(b)(c)	91,715	2,015,896
Chewy, Inc., Class A(b)	146,754	5,468,054
Choice Hotels International, Inc.(c)	4,436	635,634
Churchill Downs, Inc.(c)	8,012	949,422
Columbia Sportswear Co.(c)	15,564	1,351,578
Crocs, Inc.(b)	14,933	1,486,879
Dick’s Sporting Goods, Inc.(c)	25,312	5,697,731
Duolingo, Inc.(b)	834	260,266
Five Below, Inc.(b)(c)	14,512	1,260,948
Floor & Decor Holdings, Inc., Class A(b)(c)	16,181	1,563,570
GameStop Corp., Class A(b)	62,209	1,557,713
Gap, Inc. (The)	251,734	5,691,706
Gentex Corp.	31,753	772,233
Goodyear Tire & Rubber Co. (The)(b)(c)	784,832	7,416,662
Graham Holdings Co., Class B	2,057	2,023,615
Grand Canyon Education, Inc.(b)	2,497	449,011
H&R Block, Inc.	26,725	1,456,780
Harley-Davidson, Inc.	69,362	1,786,765
Hilton Grand Vacations, Inc.(b)(c)	47,949	2,057,012
Hyatt Hotels Corp., Class A	17,466	2,461,833
KB Home	36,949	2,253,889
Lear Corp.	95,856	9,009,505
Light & Wonder, Inc.(b)	14,110	1,572,983
Lithia Motors, Inc., Class A	37,954	13,072,876
Macy’s, Inc.(c)	587,233	8,426,794
Marriott Vacations Worldwide Corp.	20,934	1,579,261
Mattel, Inc.(b)	115,988	2,470,544
Murphy USA, Inc.	15,695	7,364,722
Nordstrom, Inc.	274,240	6,661,290
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	8,257	854,682
Penske Automotive Group, Inc.	76,452	12,899,746
Planet Fitness, Inc., Class A(b)	4,608	426,470
Polaris, Inc.	49,188	2,209,525
PVH Corp.	33,327	2,494,193
RH(b)(c)	3,197	1,029,658
Service Corp. International	20,069	1,625,589
Skechers U.S.A., Inc., Class A(b)	51,183	3,121,651
Taylor Morrison Home Corp., Class A(b)	48,256	2,974,500
Tempur Sealy International, Inc.	36,676	2,342,863
Texas Roadhouse, Inc.	11,008	2,026,463
	Shares	Value
Consumer Discretionary-(continued)
Thor Industries, Inc.(c)	38,100	$3,786,759
Toll Brothers, Inc.	31,746	3,544,123
TopBuild Corp.(b)	6,019	1,844,161
Travel + Leisure Co.	29,635	1,654,226
Under Armour, Inc., Class A(b)(c)	109,021	742,433
Under Armour, Inc., Class C(b)(c)	122,322	776,745
Vail Resorts, Inc.(c)	6,232	990,826
Valvoline, Inc.(b)	16,971	625,890
Visteon Corp.(b)	17,445	1,512,830
Wendy’s Co. (The)	52,872	819,516
Whirlpool Corp.(c)	58,831	5,988,408
Williams-Sonoma, Inc.	16,421	3,195,198
Wingstop, Inc.	744	174,676
Wyndham Hotels & Resorts, Inc.	5,604	607,081
YETI Holdings, Inc.(b)	16,733	596,364
		188,553,295
Consumer Staples-9.43%
BellRing Brands, Inc.(b)	10,781	790,032
BJ’s Wholesale Club Holdings, Inc., Class C(b)	85,973	8,705,626
Boston Beer Co., Inc. (The), Class A(b)	2,644	644,528
Casey’s General Stores, Inc.	14,583	6,040,424
Celsius Holdings, Inc.(b)(c)	19,151	491,989
Coca-Cola Consolidated, Inc.	2,219	3,144,589
Coty, Inc., Class A(b)(c)	335,435	1,908,625
Darling Ingredients, Inc.(b)(c)	65,732	2,372,268
e.l.f. Beauty, Inc.(b)(c)	3,656	256,834
Flowers Foods, Inc.	100,008	1,874,150
Ingredion, Inc.	21,803	2,847,690
Lancaster Colony Corp.	4,016	767,679
Performance Food Group Co.(b)	275,170	23,427,974
Pilgrim’s Pride Corp.(b)(c)	150,252	8,172,206
Post Holdings, Inc.(b)(c)	27,798	3,155,351
Sprouts Farmers Market, Inc.(b)	20,758	3,080,487
US Foods Holding Corp.(b)	222,424	15,943,352
		83,623,804
Energy-5.29%
Antero Midstream Corp.	31,462	533,281
Antero Resources Corp.(b)	54,362	1,995,085
ChampionX Corp.	51,605	1,537,829
Chord Energy Corp.	16,570	1,893,951
Civitas Resources, Inc.(c)	43,181	1,655,560
CNX Resources Corp.(b)(c)	15,305	442,315
DT Midstream, Inc.	4,033	387,531
Expand Energy Corp.	13,018	1,287,220
HF Sinclair Corp.	318,258	11,224,960
Matador Resources Co.	24,145	1,263,749
Murphy Oil Corp.	43,203	1,144,448
NOV, Inc.	241,245	3,599,375
Ovintiv, Inc.	96,055	4,174,550
PBF Energy, Inc., Class A	473,292	10,142,648
Permian Resources Corp.	133,616	1,882,649
Range Resources Corp.	26,215	973,101
Valaris Ltd.(b)(c)	20,533	733,028
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Energy-(continued)
Viper Energy, Inc.	6,812	$317,235
Weatherford International PLC	28,574	1,769,016
		46,957,531
Financials-14.64%
Affiliated Managers Group, Inc.	4,474	764,383
Ally Financial, Inc.	178,070	6,606,397
American Financial Group, Inc.	24,459	3,088,682
Annaly Capital Management, Inc.(c)	123,185	2,705,143
Associated Banc-Corp	34,715	862,668
Bank OZK(c)	23,784	1,141,870
Brighthouse Financial, Inc.(b)(c)	42,148	2,499,798
Cadence Bank(c)	28,512	945,458
Carlyle Group, Inc. (The)	39,426	1,964,992
CNO Financial Group, Inc.	49,357	2,057,693
Columbia Banking System, Inc.	41,654	1,113,411
Comerica, Inc.	31,111	2,001,371
Commerce Bancshares, Inc.	11,403	741,765
Cullen/Frost Bankers, Inc.	8,448	1,157,629
East West Bancorp, Inc.	17,386	1,641,760
Equitable Holdings, Inc.	107,554	5,917,621
Essent Group Ltd.	9,019	519,675
Euronet Worldwide, Inc.(b)	15,454	1,583,417
Evercore, Inc., Class A	3,941	952,934
F.N.B. Corp.	64,320	954,509
Federated Hermes, Inc., Class B	15,627	605,546
Fidelity National Financial, Inc.	93,901	6,059,432
First American Financial Corp.	35,702	2,345,264
First Financial Bankshares, Inc.	7,268	273,713
First Horizon Corp.	103,021	2,219,072
FirstCash Holdings, Inc.	12,728	1,429,100
Flagstar Financial, Inc.	236,261	2,835,132
Glacier Bancorp, Inc.(c)	9,228	450,696
Hamilton Lane, Inc., Class A	1,550	242,296
Hancock Whitney Corp.	14,378	821,415
Hanover Insurance Group, Inc. (The)	16,443	2,804,025
Home BancShares, Inc.	19,602	587,080
Houlihan Lokey, Inc.	4,934	855,309
Interactive Brokers Group, Inc., Class A	20,814	4,254,382
International Bancshares Corp.	6,041	404,747
Janus Henderson Group PLC	22,808	962,498
Jefferies Financial Group, Inc.	49,803	3,296,959
Kemper Corp.(c)	28,430	1,921,299
Kinsale Capital Group, Inc.	1,239	535,062
MGIC Investment Corp.	19,945	490,846
Morningstar, Inc.	2,583	810,339
Old National Bancorp	52,047	1,236,116
Old Republic International Corp.	93,530	3,601,840
Pinnacle Financial Partners, Inc.	10,087	1,152,541
Primerica, Inc.	4,572	1,325,880
Prosperity Bancshares, Inc.	8,880	681,629
Reinsurance Group of America, Inc.	43,288	8,774,045
RenaissanceRe Holdings Ltd. (Bermuda)	19,396	4,608,877
RLI Corp.	8,713	662,972
Ryan Specialty Holdings, Inc., Class A	14,796	1,035,572
SEI Investments Co.	9,998	800,340
Selective Insurance Group, Inc.	20,379	1,753,511
Shift4 Payments, Inc., Class A(b)(c)	12,863	1,270,221
SLM Corp.	48,249	1,456,637
SouthState Corp.(c)	9,069	914,155
	Shares	Value
Financials-(continued)
Starwood Property Trust, Inc.(c)	43,528	$893,195
Stifel Financial Corp.	21,343	2,266,413
Synovus Financial Corp.	24,848	1,289,114
Texas Capital Bancshares, Inc.(b)	9,064	717,506
UMB Financial Corp.	9,024	995,618
United Bankshares, Inc.	16,044	579,830
Unum Group	73,268	6,029,224
Valley National Bancorp	142,314	1,400,370
Voya Financial, Inc.(c)	45,941	3,319,697
Webster Financial Corp.	28,811	1,622,635
Western Alliance Bancorporation	22,337	1,941,532
Western Union Co. (The)	160,533	1,738,572
WEX, Inc.(b)(c)	6,173	969,778
Wintrust Financial Corp.	12,542	1,561,103
Zions Bancorporation N.A.	34,930	1,887,617
		129,911,928
Health Care-4.58%
Acadia Healthcare Co., Inc.(b)(c)	32,585	976,898
Amedisys, Inc.(b)	11,282	1,037,944
Avantor, Inc.(b)(c)	125,122	2,089,537
BioMarin Pharmaceutical, Inc.(b)	17,311	1,231,851
Bio-Rad Laboratories, Inc., Class A(b)(c)	3,141	832,868
Bruker Corp.(c)	22,591	1,066,747
Chemed Corp.	1,804	1,083,843
Cytokinetics, Inc.(b)(c)	27	1,242
DENTSPLY SIRONA, Inc.	80,948	1,339,689
Doximity, Inc., Class A(b)	4,130	291,165
Encompass Health Corp.	21,344	2,137,388
Ensign Group, Inc. (The)	11,836	1,528,619
Envista Holdings Corp.(b)(c)	50,718	1,013,346
Exelixis, Inc.(b)	24,469	946,706
Globus Medical, Inc., Class A(b)	12,424	997,896
Haemonetics Corp.(b)(c)	6,791	444,810
Halozyme Therapeutics, Inc.(b)(c)	8,311	491,596
HealthEquity, Inc.(b)(c)	4,912	539,141
Illumina, Inc.(b)	12,386	1,099,134
Jazz Pharmaceuticals PLC(b)(c)	13,750	1,973,537
Lantheus Holdings, Inc.(b)(c)	6,808	638,727
LivaNova PLC(b)	9,995	416,092
Masimo Corp.(b)(c)	4,892	923,463
Medpace Holdings, Inc.(b)	2,521	825,174
Neogen Corp.(b)(c)	29,861	300,103
Neurocrine Biosciences, Inc.(b)	7,273	863,451
Option Care Health, Inc.(b)	83,924	2,811,454
Penumbra, Inc.(b)(c)	1,919	547,759
Perrigo Co. PLC(c)	66,922	1,940,738
Repligen Corp.(b)(c)	1,696	270,105
Roivant Sciences Ltd.(b)(c)	4,315	46,343
Sarepta Therapeutics, Inc.(b)	5,439	580,613
Sotera Health Co.(b)(c)	35,130	438,071
Tenet Healthcare Corp.(b)	62,383	7,897,064
United Therapeutics Corp.(b)	3,165	1,012,958
		40,636,072
Industrials-21.02%
AAON, Inc.	3,829	294,067
Acuity Brands, Inc.	4,954	1,471,982
Advanced Drainage Systems, Inc.	9,334	1,039,714
AECOM	59,511	5,954,076
AGCO Corp.(c)	53,138	5,152,792
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
American Airlines Group, Inc.(b)(c)	1,270,232	$18,227,829
Applied Industrial Technologies, Inc.	6,899	1,728,751
Avis Budget Group, Inc.(b)(c)	49,781	3,933,197
Brink’s Co. (The)	21,914	2,060,793
BWX Technologies, Inc.	9,123	948,518
CACI International, Inc., Class A(b)	7,625	2,553,231
Carlisle Cos., Inc.	4,875	1,661,205
Chart Industries, Inc.(b)	8,575	1,633,966
Clean Harbors, Inc.(b)	9,566	2,042,819
CNH Industrial N.V.	754,115	9,713,001
Comfort Systems USA, Inc.	5,746	2,087,694
Concentrix Corp.(c)	88,848	4,012,376
Core & Main, Inc., Class A(b)	55,997	2,856,407
Crane Co.	5,565	907,039
Curtiss-Wright Corp.	3,472	1,116,804
Donaldson Co., Inc.	20,824	1,438,730
EMCOR Group, Inc.	12,330	5,041,860
EnerSys	15,286	1,551,376
ESAB Corp.	8,951	1,121,560
ExlService Holdings, Inc.(b)	15,889	769,822
Exponent, Inc.	2,373	200,898
Flowserve Corp.	30,788	1,694,572
Fluor Corp.(b)	118,480	4,505,794
Fortune Brands Innovations, Inc.(c)	24,782	1,603,891
FTI Consulting, Inc.(b)(c)	7,791	1,290,190
GATX Corp.	3,890	649,825
Genpact Ltd.	42,985	2,287,662
Graco, Inc.	9,832	856,072
GXO Logistics, Inc.(b)(c)	93,370	3,680,645
Hexcel Corp.	12,362	783,380
Insperity, Inc.	33,216	2,922,012
ITT, Inc.	9,545	1,348,136
KBR, Inc.	51,657	2,532,743
Kirby Corp.(b)	11,507	1,199,260
Knight-Swift Transportation Holdings, Inc.	54,569	2,752,460
Landstar System, Inc.	10,627	1,687,568
Lincoln Electric Holdings, Inc.	8,042	1,662,201
ManpowerGroup, Inc.	123,515	7,118,169
MasTec, Inc.(b)	36,781	4,803,231
Maximus, Inc.	31,045	2,024,134
Middleby Corp. (The)(b)(c)	11,116	1,838,698
MSA Safety, Inc.	4,219	690,650
MSC Industrial Direct Co., Inc., Class A	18,936	1,521,697
Mueller Industries, Inc.	17,690	1,418,384
Nextracker, Inc., Class A(b)(c)	31,807	1,400,144
nVent Electric PLC	18,757	1,131,797
Oshkosh Corp.	42,955	4,394,297
Owens Corning	21,917	3,376,095
Parsons Corp.(b)	28,434	1,655,427
Paylocity Holding Corp.(b)	2,967	606,128
RB Global, Inc. (Canada)	18,131	1,856,252
RBC Bearings, Inc.(b)	1,973	708,702
Regal Rexnord Corp.(c)	15,113	1,955,622
Ryder System, Inc.	31,653	5,205,969
Saia, Inc.(b)(c)	2,528	1,035,064
Science Applications International Corp.(c)	27,118	2,678,987
Sensata Technologies Holding PLC(c)	54,625	1,575,931
Simpson Manufacturing Co., Inc.	4,849	797,176
Terex Corp.	41,909	1,705,696
Tetra Tech, Inc.	51,167	1,493,565
	Shares	Value
Industrials-(continued)
Timken Co. (The)	24,689	$1,999,809
Toro Co. (The)	21,082	1,690,987
Trex Co., Inc.(b)(c)	6,139	378,715
UFP Industries, Inc.	21,118	2,259,626
Valmont Industries, Inc.	5,104	1,778,081
Watsco, Inc.(c)	6,039	3,045,649
Watts Water Technologies, Inc., Class A	4,242	910,248
WESCO International, Inc.	46,330	8,361,175
Woodward, Inc.	7,698	1,454,884
XPO, Inc.(b)	21,294	2,618,310
		186,466,217
Information Technology-9.87%
Allegro MicroSystems, Inc. (Japan)(b)(c)	16,090	358,807
Altair Engineering, Inc., Class A(b)(c)	2,533	282,683
Amkor Technology, Inc.	100,320	2,116,752
AppFolio, Inc., Class A(b)	1,218	261,261
Arrow Electronics, Inc.(b)	96,437	10,421,947
ASGN, Inc.(b)	19,441	1,309,935
Aspen Technology, Inc.(b)	1,827	484,612
Avnet, Inc.	176,971	8,944,114
Belden, Inc.	7,922	871,658
Blackbaud, Inc.(b)(c)	5,882	388,800
Ciena Corp.(b)	22,850	1,818,174
Cirrus Logic, Inc.(b)	7,432	774,489
Cognex Corp.	9,775	320,620
Coherent Corp.(b)	20,066	1,508,763
Commvault Systems, Inc.(b)	2,157	367,898
Crane NXT Co.	9,799	546,980
DocuSign, Inc.(b)	12,781	1,062,996
Dolby Laboratories, Inc., Class A	6,627	540,829
Dropbox, Inc., Class A(b)(c)	35,147	913,119
Dynatrace, Inc.(b)	11,546	661,008
Fabrinet (Thailand)(b)(c)	5,195	1,039,260
Flex Ltd.(b)	285,018	10,799,332
IPG Photonics Corp.(b)	5,571	324,176
Kyndryl Holdings, Inc.(b)	178,115	6,782,619
Lattice Semiconductor Corp.(b)(c)	3,712	231,406
Littelfuse, Inc.	3,625	841,399
Lumentum Holdings, Inc.(b)	6,507	457,637
MACOM Technology Solutions Holdings, Inc.(b)	2,217	256,418
Manhattan Associates, Inc.(b)	1,417	250,639
MKS Instruments, Inc.	12,975	1,191,364
Novanta, Inc.(b)	2,299	332,527
Onto Innovation, Inc.(b)	2,337	340,407
Power Integrations, Inc.	2,562	155,770
Pure Storage, Inc., Class A(b)	20,672	1,084,660
Qualys, Inc.(b)(c)	1,607	211,256
Rambus, Inc.(b)	3,645	203,719
Silicon Laboratories, Inc.(b)(c)	1,627	228,268
Synaptics, Inc.(b)	4,918	325,277
TD SYNNEX Corp.	192,859	26,516,184
Teradata Corp.(b)(c)	22,951	547,152
Universal Display Corp.	1,661	255,163
Vontier Corp.	31,756	1,186,087
		87,516,165
Materials-8.24%
Alcoa Corp.	114,982	3,823,151
AptarGroup, Inc.	8,621	1,265,132
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
Arcadium Lithium PLC (Argentina)(b)(c)	73,173	$427,330
Ashland, Inc.	11,727	713,236
Avient Corp.	27,172	1,162,146
Axalta Coating Systems Ltd.(b)(c)	56,284	2,038,044
Berry Global Group, Inc.	74,287	5,361,293
Cabot Corp.	15,813	1,359,918
Carpenter Technology Corp.	6,489	1,343,677
Chemours Co. (The)	123,096	1,840,285
Cleveland-Cliffs, Inc.(b)(c)	706,875	7,662,525
Commercial Metals Co.	53,493	2,591,201
Crown Holdings, Inc.(c)	55,806	5,001,892
Eagle Materials, Inc.	3,386	765,947
Graphic Packaging Holding Co.(c)	127,140	3,392,095
Greif, Inc., Class A	33,123	1,896,623
Knife River Corp.(b)	11,363	1,087,212
Louisiana-Pacific Corp.	10,382	1,034,774
NewMarket Corp.	2,143	1,221,746
Olin Corp.	70,672	1,794,362
Reliance, Inc.	19,110	5,678,728
Royal Gold, Inc.	1,809	265,923
RPM International, Inc.	22,706	2,813,046
Scotts Miracle-Gro Co. (The)(c)	20,081	1,176,144
Silgan Holdings, Inc.	43,870	2,382,580
Sonoco Products Co.	52,495	2,510,311
United States Steel Corp.(c)	194,331	7,815,993
Westlake Corp.	41,856	4,700,429
		73,125,743
Real Estate-2.42%
Agree Realty Corp.	3,361	248,042
American Homes 4 Rent, Class A	18,917	700,118
Brixmor Property Group, Inc.	18,265	510,689
COPT Defense Properties	9,559	258,380
Cousins Properties, Inc.	11,408	346,005
CubeSmart	9,481	391,376
EastGroup Properties, Inc.	1,530	279,761
EPR Properties	6,459	342,779
Equity LifeStyle Properties, Inc.	9,296	637,520
First Industrial Realty Trust, Inc.	5,203	296,987
Gaming and Leisure Properties, Inc.	12,663	635,049
Healthcare Realty Trust, Inc.	30,798	527,570
Independence Realty Trust, Inc.(c)	12,588	274,418
Jones Lang LaSalle, Inc.(b)	33,927	9,224,412
Kilroy Realty Corp.(c)	11,359	405,516
Kite Realty Group Trust	13,193	302,515
Lamar Advertising Co., Class A	7,001	869,734
National Storage Affiliates Trust(c)	7,832	302,472
NNN REIT, Inc.	8,489	360,358
Omega Healthcare Investors, Inc.	10,924	402,440
Park Hotels & Resorts, Inc.	70,342	863,800
PotlatchDeltic Corp.	10,044	466,343
Rayonier, Inc.	14,011	371,151
Rexford Industrial Realty, Inc.	9,208	380,475
	Shares	Value
Real Estate-(continued)
Sabra Health Care REIT, Inc.	16,285	$270,494
STAG Industrial, Inc.	8,672	312,019
Vornado Realty Trust(c)	16,503	693,786
W.P. Carey, Inc.(c)	11,897	763,906
		21,438,115
Utilities-1.92%
ALLETE, Inc.	10,053	660,382
Black Hills Corp.	14,464	884,907
Essential Utilities, Inc.	21,112	801,834
IDACORP, Inc.	6,797	801,434
National Fuel Gas Co.	11,657	876,606
New Jersey Resources Corp.	15,497	749,745
NorthWestern Energy Group, Inc.	11,905	665,847
OGE Energy Corp.	27,599	1,277,282
ONE Gas, Inc.	12,030	904,054
Ormat Technologies, Inc.	4,615	322,312
Portland General Electric Co.	28,354	1,271,110
Southwest Gas Holdings, Inc.	28,826	2,163,391
Spire, Inc.	15,690	1,205,933
TXNM Energy, Inc.	16,420	857,945
UGI Corp.(c)	104,935	3,584,580
		17,027,362
Total Common Stocks & Other Equity Interests (Cost $782,062,431)		885,850,384
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $618,287)	618,287	618,287
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $782,680,718)		886,468,671
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.72%
Invesco Private Government Fund, 4.34%(d)(e)(f)	41,167,577	41,167,577
Invesco Private Prime Fund, 4.47%(d)(e)(f)	107,093,616	107,125,744
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $148,293,321)		148,293,321
TOTAL INVESTMENTS IN SECURITIES-116.65% (Cost $930,974,039)		1,034,761,992
OTHER ASSETS LESS LIABILITIES-(16.65)%		(147,734,143)
NET ASSETS-100.00%		$887,027,849

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$128,678	$6,455,037	$(5,965,428)	$-	$-	$618,287	$5,981
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,740,449	167,767,398	(155,340,270)	-	-	41,167,577	902,584 *
Invesco Private Prime Fund	73,657,884	381,606,011	(348,126,889)	(6,193)	(5,069)	107,125,744	2,411,011 *
Total	$102,527,011	$555,828,446	$(509,432,587)	$(6,193)	$(5,069)	$148,911,608	$3,319,576

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap 600 Revenue ETF (RWJ)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-6.13%
Cable One, Inc.(b)	5,951	$1,548,331
CarGurus, Inc.(c)	32,837	1,057,023
Cars.com, Inc.(b)(c)	51,701	682,453
Cinemark Holdings, Inc.(c)	122,410	3,134,920
Cogent Communications Holdings, Inc.	20,467	1,495,524
EchoStar Corp., Class A(b)(c)	1,668,848	52,118,123
Gogo, Inc.(b)(c)	71,122	521,324
IAC, Inc.(b)(c)	120,311	5,560,774
John Wiley & Sons, Inc., Class A	53,257	2,123,889
Lumen Technologies, Inc.(c)	2,906,829	13,720,233
Madison Square Garden Sports Corp., Class A(c)	6,525	1,329,077
QuinStreet, Inc.(c)	49,386	966,978
Scholastic Corp.	86,008	1,882,715
Shenandoah Telecommunications Co.(b)	32,530	351,649
Shutterstock, Inc.	39,108	840,431
TechTarget, Inc.(b)(c)	18,242	267,610
TEGNA, Inc.	222,764	4,054,305
Telephone and Data Systems, Inc.	211,187	7,623,851
Thryv Holdings, Inc.(b)(c)	74,948	1,292,104
TripAdvisor, Inc.(c)	184,152	2,725,450
Yelp, Inc.(c)	48,218	1,654,360
Ziff Davis, Inc.(b)(c)	32,742	1,344,386
		106,295,510
Consumer Discretionary-24.28%
Academy Sports & Outdoors, Inc.(b)	158,907	7,880,198
Adient PLC(b)(c)	1,072,136	16,971,913
Adtalem Global Education, Inc.(c)	25,914	2,651,261
Advance Auto Parts, Inc.(b)	333,543	12,307,737
American Axle & Manufacturing Holdings, Inc.(b)(c)	1,288,810	6,392,498
American Eagle Outfitters, Inc.	437,544	5,727,451
Asbury Automotive Group, Inc.(b)(c)	91,705	24,613,622
Bath & Body Works, Inc.	276,871	10,031,036
BJ’s Restaurants, Inc.(b)(c)	51,676	1,970,406
Bloomin’ Brands, Inc.	512,168	4,804,136
Boot Barn Holdings, Inc.(b)(c)	16,895	2,068,455
Brinker International, Inc.(c)	49,857	8,217,929
Buckle, Inc. (The)(b)	32,495	1,301,425
Caleres, Inc.(b)	150,043	2,424,695
Carter’s, Inc.	73,337	3,026,618
Cavco Industries, Inc.(c)	5,210	2,732,801
Century Communities, Inc.	71,701	4,978,200
Champion Homes, Inc.(b)(c)	30,260	3,101,650
Cheesecake Factory, Inc. (The)(b)	101,432	5,480,371
Cracker Barrel Old Country Store, Inc.(b)	94,176	4,265,231
Dana, Inc.	1,141,555	16,974,923
Dave & Buster’s Entertainment, Inc.(b)(c)	105,138	2,196,333
Dorman Products, Inc.(c)	19,585	2,574,644
Dream Finders Homes, Inc., Class A(b)(c)	188,916	4,516,982
Ethan Allen Interiors, Inc.	29,435	838,898
Etsy, Inc.(c)	68,297	3,496,123
Foot Locker, Inc.(b)(c)	527,457	9,135,555
Fox Factory Holding Corp.(b)(c)	58,937	1,634,323
Frontdoor, Inc.(c)	43,819	1,992,888
Gentherm, Inc.(c)	47,465	1,570,142
	Shares	Value
Consumer Discretionary-(continued)
G-III Apparel Group Ltd.(c)	124,149	$3,360,713
Golden Entertainment, Inc.	32,543	1,011,762
Green Brick Partners, Inc.(c)	41,779	2,495,460
Group 1 Automotive, Inc.	63,123	29,010,068
Guess?, Inc.(b)	265,441	2,696,881
Hanesbrands, Inc.(c)	712,636	4,297,195
Helen of Troy Ltd.(b)(c)	38,622	2,125,369
Installed Building Products, Inc.(b)	19,646	3,367,324
Jack in the Box, Inc.(b)	46,595	1,791,112
Kohl’s Corp.(b)	1,611,606	18,388,424
Kontoor Brands, Inc.	40,620	2,641,925
La-Z-Boy, Inc.	64,669	2,925,626
LCI Industries	45,186	4,691,211
Leggett & Platt, Inc.(b)	536,849	4,922,905
LGI Homes, Inc.(b)(c)	30,364	2,229,629
M/I Homes, Inc.(b)(c)	38,405	4,498,378
MarineMax, Inc.(c)	110,150	2,792,302
Meritage Homes Corp.	102,442	7,423,972
Mister Car Wash, Inc.(b)(c)	176,099	1,495,081
Monarch Casino & Resort, Inc.	8,628	790,152
Monro, Inc.(b)	62,453	1,112,288
National Vision Holdings, Inc.(b)(c)	230,828	2,933,824
Newell Brands, Inc.	963,704	6,186,980
ODP Corp. (The)(b)(c)	363,648	5,658,363
Oxford Industries, Inc.(b)	25,645	1,590,759
Papa John’s International, Inc.(b)	62,848	2,850,157
Patrick Industries, Inc.(b)	57,005	5,164,653
PENN Entertainment, Inc.(c)	464,026	9,981,199
Perdoceo Education Corp.	33,299	852,454
PHINIA, Inc.	90,655	4,470,198
Sabre Corp.(b)(c)	1,048,209	4,329,103
Sally Beauty Holdings, Inc.(b)(c)	411,165	3,708,708
Shake Shack, Inc., Class A(c)	12,310	1,336,866
Shoe Carnival, Inc.(b)	48,142	1,065,864
Signet Jewelers Ltd.(b)	115,189	6,026,688
Six Flags Entertainment Corp.(b)	73,000	3,209,810
Sonic Automotive, Inc., Class A	293,289	19,990,578
Sonos, Inc.(b)(c)	146,750	1,940,035
Standard Motor Products, Inc.	58,060	1,656,452
Steven Madden Ltd.	70,974	2,327,237
Strategic Education, Inc.	17,111	1,377,949
Stride, Inc.(b)(c)	27,948	3,823,286
Sturm, Ruger & Co., Inc.(b)	19,893	784,978
Topgolf Callaway Brands Corp.(b)(c)	717,559	4,685,660
Tri Pointe Homes, Inc.(c)	156,338	4,949,661
Upbound Group, Inc.	177,841	4,591,855
Urban Outfitters, Inc.(c)	149,938	8,724,892
V.F. Corp.	668,007	16,653,415
Victoria’s Secret & Co.(b)(c)	188,012	5,025,561
Winnebago Industries, Inc.(b)	75,048	3,032,690
Wolverine World Wide, Inc.(b)	103,733	1,534,211
XPEL, Inc.(b)(c)(d)	14,986	500,982
		420,911,289
Consumer Staples-8.20%
Andersons, Inc. (The)	346,930	14,841,665
B&G Foods, Inc.(b)	359,855	2,403,831
Cal-Maine Foods, Inc.(b)	35,294	3,190,225
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Central Garden & Pet Co.(b)(c)	55,423	$1,955,878
Central Garden & Pet Co., Class A(c)	64,441	2,028,603
Chefs’ Warehouse, Inc. (The)(c)	109,177	6,832,297
Edgewell Personal Care Co.	90,011	2,832,646
Energizer Holdings, Inc.	110,543	3,396,986
Fresh Del Monte Produce, Inc.	177,097	5,399,688
Grocery Outlet Holding Corp.(b)(c)	318,144	3,776,369
Hain Celestial Group, Inc. (The)(b)(c)	302,738	1,083,802
Interparfums, Inc.	14,486	2,012,395
J&J Snack Foods Corp.(b)	13,063	1,717,001
John B. Sanfilippo & Son, Inc.	17,267	1,220,259
MGP Ingredients, Inc.(b)	22,977	752,267
National Beverage Corp.	36,551	1,455,826
PriceSmart, Inc.	72,723	6,500,709
Simply Good Foods Co. (The)(c)	48,408	1,827,402
SpartanNash Co.	696,333	14,058,963
Tootsie Roll Industries, Inc.(b)	32,074	993,973
TreeHouse Foods, Inc.(c)	139,538	4,392,656
United Natural Foods, Inc.(c)	1,582,000	50,291,780
Universal Corp.	72,539	3,888,816
USANA Health Sciences, Inc.(c)	32,118	950,372
WD-40 Co.	2,936	700,588
WK Kellogg Co.	184,453	3,655,859
		142,160,856
Energy-8.78%
Archrock, Inc.	57,595	1,561,976
Atlas Energy Solutions, Inc.(b)	57,168	1,107,916
Bristow Group, Inc.(c)	56,222	2,082,463
Cactus, Inc., Class A	25,744	1,352,590
California Resources Corp.(b)	65,354	2,916,095
Comstock Resources, Inc.(b)(c)	107,804	1,938,316
Core Laboratories, Inc.(b)	38,754	566,971
Core Natural Resources, Inc.	27,206	2,020,046
Crescent Energy Co., Class A	258,312	3,259,897
CVR Energy, Inc.	562,284	10,357,271
Dorian LPG Ltd.(b)	28,963	589,687
Green Plains, Inc.(b)(c)	333,781	1,959,294
Helix Energy Solutions Group, Inc.(b)(c)	190,508	1,642,179
Helmerich & Payne, Inc.	112,611	2,985,318
Innovex International, Inc.(b)(c)	46,408	849,730
Liberty Energy, Inc., Class A	331,716	5,728,735
Magnolia Oil & Gas Corp., Class A(b)	70,438	1,648,954
Nabors Industries Ltd.(b)(c)	61,123	2,456,533
Northern Oil and Gas, Inc.(b)	65,657	2,068,196
Oceaneering International, Inc.(c)	134,674	2,974,949
Par Pacific Holdings, Inc.(c)	708,565	10,182,079
Patterson-UTI Energy, Inc.	1,062,055	8,825,677
Peabody Energy Corp.	270,768	3,733,891
ProPetro Holding Corp.(c)	214,142	1,807,358
REX American Resources Corp.(c)	22,871	883,278
RPC, Inc.(b)	329,207	1,836,975
SM Energy Co.	85,529	2,797,654
Talos Energy, Inc.(b)(c)	257,188	2,314,692
Tidewater, Inc.(b)(c)	37,223	1,698,113
Vital Energy, Inc.(b)(c)	83,352	2,226,332
World Kinect Corp.(b)	2,196,171	65,753,360
		152,126,525
Financials-12.07%
Acadian Asset Management, Inc.	24,163	595,860
	Shares	Value
Financials-(continued)
Ambac Financial Group, Inc.(c)	42,377	$411,481
Ameris Bancorp	32,450	2,095,621
AMERISAFE, Inc.	8,094	416,517
Apollo Commercial Real Estate Finance, Inc.(b)	115,247	1,167,452
Arbor Realty Trust, Inc.(b)	148,376	1,830,960
ARMOUR Residential REIT, Inc.	13,345	254,222
Artisan Partners Asset Management, Inc., Class A	35,052	1,479,895
Assured Guaranty Ltd.	13,183	1,151,271
Atlantic Union Bankshares Corp., Class B	43,152	1,539,232
Axos Financial, Inc.(c)	33,460	2,235,128
Banc of California, Inc.	124,506	1,851,404
BancFirst Corp.	9,508	1,134,875
Bancorp, Inc. (The)(c)	16,789	937,162
Bank of Hawaii Corp.	19,119	1,380,774
BankUnited, Inc.	69,281	2,603,580
Banner Corp.	15,610	1,076,778
Berkshire Hills Bancorp, Inc.	28,938	824,444
BGC Group, Inc., Class A	338,904	3,355,150
Blackstone Mortgage Trust, Inc., Class A(b)	136,843	2,843,598
Bread Financial Holdings, Inc.	105,292	5,685,768
Brookline Bancorp, Inc.	71,588	844,738
Capitol Federal Financial, Inc.	84,987	503,123
Cathay General Bancorp	38,298	1,798,091
Central Pacific Financial Corp.	16,122	468,183
City Holding Co.(b)	3,902	464,299
Cohen & Steers, Inc.(b)	6,819	595,981
Community Financial System, Inc.	19,424	1,229,345
Customers Bancorp, Inc.(c)	37,110	2,003,940
CVB Financial Corp.	42,215	851,477
Dime Community Bancshares, Inc., Class B	27,340	847,540
Donnelley Financial Solutions, Inc.(c)	18,476	915,855
Eagle Bancorp, Inc.	33,732	784,606
Ellington Financial, Inc.	38,771	556,364
Employers Holdings, Inc.	23,388	1,211,498
Encore Capital Group, Inc.(b)(c)	39,316	1,482,803
Enova International, Inc.(c)	33,876	3,500,746
EVERTEC, Inc.	32,209	1,202,684
EZCORP, Inc., Class A(b)(c)	132,886	1,828,511
FB Financial Corp.	18,531	936,186
First Bancorp	84,959	1,654,152
First Bancorp/Southern Pines NC	16,907	709,418
First Commonwealth Financial Corp.	51,858	852,546
First Financial Bancorp	57,137	1,566,125
First Hawaiian, Inc.	61,675	1,659,674
Franklin BSP Realty Trust, Inc.(b)	59,624	807,905
Fulton Financial Corp.	118,479	2,348,254
Genworth Financial, Inc., Class A(c)	1,334,141	9,272,280
Goosehead Insurance, Inc., Class A(b)	3,969	489,020
Green Dot Corp., Class A(c)	209,178	1,600,212
HA Sustainable Infrastructure Capital, Inc.(b)	17,019	488,956
Hanmi Financial Corp.	22,732	545,795
HCI Group, Inc.(b)	10,030	1,320,550
Heritage Financial Corp.	18,056	456,275
Hilltop Holdings, Inc.	66,872	2,139,235
Hope Bancorp, Inc.	112,006	1,223,105
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Horace Mann Educators Corp.	53,786	$2,276,761
Independent Bank Corp.	19,100	1,309,496
Jackson Financial, Inc., Class A	61,193	5,607,115
KKR Real Estate Finance Trust, Inc.(b)	77,543	859,952
Lakeland Financial Corp.(b)	8,290	550,539
Lincoln National Corp.	630,581	24,592,659
Mercury General Corp.	107,880	5,817,968
Moelis & Co., Class A	18,517	1,308,041
Mr. Cooper Group, Inc.(c)	26,861	3,018,371
National Bank Holdings Corp., Class A	18,504	774,762
Navient Corp.	433,919	6,209,381
NBT Bancorp, Inc.	21,662	1,034,360
NCR Atleos Corp.(b)(c)	177,925	5,060,187
New York Mortgage Trust, Inc.	99,959	700,713
NMI Holdings, Inc., Class A(c)	23,232	846,574
Northwest Bancshares, Inc.	68,868	869,114
OFG Bancorp	27,402	1,164,311
Pacific Premier Bancorp, Inc.	33,883	809,465
Palomar Holdings, Inc.(c)	7,245	932,142
Park National Corp.	4,479	745,485
Pathward Financial, Inc.	13,220	1,024,682
Payoneer Global, Inc.(c)	127,741	1,092,186
PennyMac Mortgage Investment Trust(b)	190,492	2,790,708
Piper Sandler Cos.	6,671	1,932,055
PJT Partners, Inc., Class A	11,505	1,832,286
PRA Group, Inc.(c)	69,873	1,462,442
Preferred Bank(b)	8,244	731,655
ProAssurance Corp.(c)	97,172	1,519,770
PROG Holdings, Inc.	70,686	2,005,362
Provident Financial Services, Inc.	67,531	1,232,441
Radian Group, Inc.	54,180	1,783,064
Ready Capital Corp.(b)	209,461	1,451,565
Redwood Trust, Inc.	178,809	1,194,444
Renasant Corp.(b)	43,067	1,559,025
S&T Bancorp, Inc.	20,420	821,292
Safety Insurance Group, Inc.	18,010	1,371,281
Seacoast Banking Corp. of Florida(b)	37,435	1,058,662
ServisFirst Bancshares, Inc.	14,315	1,308,391
Simmons First National Corp., Class A	83,474	1,833,924
SiriusPoint Ltd. (Sweden)(c)	235,401	3,611,051
Southside Bancshares, Inc.	16,378	503,623
Stellar Bancorp, Inc.	30,118	876,133
StepStone Group, Inc., Class A	17,924	1,078,308
Stewart Information Services Corp.	46,068	3,280,042
StoneX Group, Inc.(c)	26,090	3,148,280
Tompkins Financial Corp.	7,691	529,833
Triumph Financial, Inc.(b)(c)	6,785	467,147
Trupanion, Inc.(b)(c)	33,058	1,141,823
TrustCo Bank Corp.	9,956	328,648
Trustmark Corp.	34,732	1,270,844
Two Harbors Investment Corp.(b)	79,243	1,123,666
United Community Banks, Inc.	59,221	1,908,693
United Fire Group, Inc., (Acquired 08/27/2020 - 02/27/2025; Cost $1,238,395)(e)	55,164	1,548,453
Veritex Holdings, Inc.	37,625	991,042
Virtu Financial, Inc., Class A	93,068	3,402,566
Virtus Investment Partners, Inc.	5,057	949,553
WaFd, Inc.	56,091	1,659,733
Walker & Dunlop, Inc.	14,071	1,205,463
	Shares	Value
Financials-(continued)
Westamerica Bancorporation	8,287	$431,918
WisdomTree, Inc.(b)	51,620	470,774
World Acceptance Corp.(b)(c)	7,153	964,511
WSFS Financial Corp.	34,262	1,860,084
		209,275,463
Health Care-6.62%
AdaptHealth Corp.(b)(c)	472,791	5,380,362
Addus HomeCare Corp.(c)	13,162	1,260,525
ADMA Biologics, Inc.(c)	27,438	449,709
Alkermes PLC(b)(c)	68,494	2,351,399
AMN Healthcare Services, Inc.(c)	160,211	4,056,543
Amphastar Pharmaceuticals, Inc.(b)(c)	23,369	664,381
ANI Pharmaceuticals, Inc.(c)	13,085	809,831
Arcus Biosciences, Inc.(b)(c)	17,768	193,494
Artivion, Inc.(b)(c)	19,161	486,881
Astrana Health, Inc.(b)(c)	62,940	1,597,417
Avanos Medical, Inc.(c)	51,296	772,005
Azenta, Inc.(b)(c)	20,103	876,893
BioLife Solutions, Inc.(b)(c)	6,531	156,744
Catalyst Pharmaceuticals, Inc.(c)	32,602	746,260
Certara, Inc.(c)	54,070	647,759
Collegium Pharmaceutical, Inc.(b)(c)	27,710	804,976
Concentra Group Holdings Parent, Inc.(b)	133,738	3,019,804
CONMED Corp.(b)	24,626	1,457,120
Corcept Therapeutics, Inc.(b)(c)	14,742	893,070
CorVel Corp.(c)	10,005	1,103,251
Cytek Biosciences, Inc.(b)(c)	51,546	231,442
Dynavax Technologies Corp.(b)(c)	28,556	393,787
Embecta Corp.	79,307	1,070,644
Fortrea Holdings, Inc.(b)(c)	200,710	2,779,833
Fulgent Genetics, Inc.(b)(c)	23,698	366,134
Glaukos Corp.(b)(c)	3,499	419,950
Harmony Biosciences Holdings, Inc.(c)	29,750	1,007,037
HealthStream, Inc.	12,632	426,583
Hims & Hers Health, Inc.(b)(c)	57,904	2,610,891
ICU Medical, Inc.(c)	19,791	2,896,017
Innoviva, Inc.(b)(c)	27,362	490,327
Inspire Medical Systems, Inc.(c)	5,478	1,016,662
Integer Holdings Corp.(b)(c)	17,036	2,098,835
Integra LifeSciences Holdings Corp.(b)(c)	91,151	2,115,615
Krystal Biotech, Inc.(b)(c)	1,774	317,990
LeMaitre Vascular, Inc.(b)	3,006	276,101
Ligand Pharmaceuticals, Inc.(b)(c)	1,518	185,545
Merit Medical Systems, Inc.(c)	17,434	1,778,965
Mesa Laboratories, Inc.	2,395	333,815
Myriad Genetics, Inc.(c)	79,829	856,565
National HealthCare Corp.	13,884	1,293,572
NeoGenomics, Inc.(c)	49,212	491,628
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(f)	785	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(c)(f)	785	0
Omnicell, Inc.(c)	32,023	1,218,795
Organon & Co.(b)	584,584	8,716,147
Owens & Minor, Inc.(c)	1,046,899	10,029,292
Pacira BioSciences, Inc.(b)(c)	48,073	1,156,156
Patterson Cos., Inc.(b)	298,712	9,301,892
Pediatrix Medical Group, Inc.(c)	198,888	2,937,576
Phibro Animal Health Corp., Class A	65,621	1,492,222
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Premier, Inc., Class A	82,524	$1,500,286
Prestige Consumer Healthcare, Inc.(c)	19,267	1,632,878
Privia Health Group, Inc.(b)(c)	116,129	2,899,741
Progyny, Inc.(b)(c)	104,014	2,343,435
Protagonist Therapeutics, Inc.(c)	11,606	436,270
QuidelOrtho Corp.(c)	95,333	3,812,367
RadNet, Inc.(b)(c)	30,963	1,717,518
Schrodinger, Inc.(b)(c)	12,355	275,640
Select Medical Holdings Corp.	506,149	9,206,850
Simulations Plus, Inc.(b)	2,730	79,115
STAAR Surgical Co., (Acquired 09/15/2023 - 02/27/2025; Cost $625,061)(b)(c)(e)	19,028	332,990
Supernus Pharmaceuticals, Inc.(c)	26,056	835,355
Tandem Diabetes Care, Inc.(b)(c)	34,833	771,203
TG Therapeutics, Inc.(b)(c)	11,771	354,189
TransMedics Group, Inc.(b)(c)	8,366	638,493
U.S. Physical Therapy, Inc.	9,390	760,778
UFP Technologies, Inc.(b)(c)	2,238	509,346
Vericel Corp.(b)(c)	6,121	313,946
Vir Biotechnology, Inc.(c)	12,412	104,137
Xencor, Inc.(b)(c)	4,725	72,576
		114,635,555
Industrials-17.62%
AAR Corp.(c)	50,773	3,301,260
ABM Industries, Inc.	207,446	11,270,541
AeroVironment, Inc.(b)(c)	6,962	1,041,654
Air Lease Corp., Class A	71,858	3,443,435
Alamo Group, Inc.	12,160	2,127,757
Alaska Air Group, Inc.(b)(c)	238,057	17,206,760
Albany International Corp., Class A	21,809	1,669,915
Allegiant Travel Co.(b)	40,474	2,974,839
Amentum Holdings, Inc.(b)(c)	330,767	6,496,264
American Woodmark Corp.(c)	29,302	1,819,068
Apogee Enterprises, Inc.	24,179	1,159,141
ArcBest Corp.	54,155	4,265,789
Arcosa, Inc.	32,371	2,715,280
Armstrong World Industries, Inc.	12,437	1,911,069
Astec Industries, Inc.	47,262	1,681,582
AZZ, Inc.	23,286	2,238,017
Boise Cascade Co.	68,032	7,052,197
Brady Corp., Class A	25,772	1,867,697
CoreCivic, Inc.(b)(c)	127,083	2,384,077
CSG Systems International, Inc.	30,421	1,956,070
CSW Industrials, Inc.	2,974	910,312
Deluxe Corp.	126,046	2,074,717
DNOW, Inc.(c)	222,009	3,547,704
DXP Enterprises, Inc.(c)	30,285	2,739,884
Dycom Industries, Inc.(c)	36,527	5,985,314
Enerpac Tool Group Corp.	18,471	854,653
Enpro, Inc.	7,682	1,398,739
Enviri Corp.(c)	427,218	2,776,917
ESCO Technologies, Inc.	10,059	1,658,528
Everus Construction Group, Inc.(c)	58,452	2,431,603
Federal Signal Corp.	27,014	2,195,698
Forward Air Corp.(b)(c)	90,912	2,042,793
Franklin Electric Co., Inc.	26,932	2,751,104
Gates Industrial Corp. PLC(c)	217,995	4,717,412
GEO Group, Inc. (The)(c)	122,669	3,356,224
	Shares	Value
Industrials-(continued)
Gibraltar Industries, Inc.(c)	26,850	$1,764,314
GMS, Inc.(c)	84,825	6,752,918
Granite Construction, Inc.(b)	57,447	4,743,973
Greenbrier Cos., Inc. (The)	73,523	4,131,993
Griffon Corp.	46,247	3,345,508
Hayward Holdings, Inc.(c)	86,727	1,256,674
Healthcare Services Group, Inc.(c)	187,798	1,971,879
Heartland Express, Inc.	126,430	1,304,758
Heidrick & Struggles International, Inc.	33,564	1,375,788
Hertz Global Holdings, Inc.(b)(c)	2,944,860	12,280,066
Hillenbrand, Inc.(b)	134,230	4,013,477
HNI Corp.	66,332	3,090,408
Hub Group, Inc., Class A	111,364	4,577,060
Insteel Industries, Inc.	25,243	710,338
Interface, Inc.	69,563	1,407,260
JBT Marel Corp.(b)	19,086	2,519,352
JetBlue Airways Corp.(b)(c)	1,753,836	11,435,011
Kennametal, Inc.(b)	105,625	2,337,481
Korn Ferry	54,200	3,558,230
Lindsay Corp.	6,676	882,033
Liquidity Services, Inc.(b)(c)	19,279	645,461
Marten Transport Ltd.	86,153	1,268,172
MasterBrand, Inc.(c)	230,805	3,228,962
Matson, Inc.	32,467	4,677,521
Matthews International Corp., Class A(b)	83,174	2,072,696
Mercury Systems, Inc.(b)(c)	30,846	1,369,871
MillerKnoll, Inc.	201,581	4,333,992
Moog, Inc., Class A	24,506	4,178,028
MYR Group, Inc.(c)	29,629	3,636,071
National Presto Industries, Inc.	5,608	570,558
NV5 Global, Inc.(c)	62,627	1,130,417
OPENLANE, Inc.(b)(c)	115,332	2,571,904
Pitney Bowes, Inc.	540,554	5,854,200
Powell Industries, Inc.(b)	5,245	890,129
Proto Labs, Inc.(b)(c)	15,981	637,322
Pursuit Attractions and Hospitality, Inc.(c)	43,893	1,742,552
Quanex Building Products Corp.(b)	50,379	971,811
Resideo Technologies, Inc.(b)(c)	345,732	6,641,512
Robert Half, Inc.(b)	112,312	6,636,516
Rush Enterprises, Inc., Class A	181,884	10,607,475
RXO, Inc.(b)(c)	188,169	3,851,819
Schneider National, Inc., Class B(b)	241,916	6,381,744
SkyWest, Inc.(c)	42,859	4,239,184
SPX Technologies, Inc.(c)	16,768	2,442,259
Standex International Corp.	4,731	879,871
Sun Country Airlines Holdings, Inc.(b)(c)	94,626	1,524,425
Sunrun, Inc.(b)(c)	272,838	1,978,076
Tennant Co.	21,001	1,817,847
Titan International, Inc.(b)(c)	325,413	2,772,519
Trinity Industries, Inc.	120,559	3,748,179
Triumph Group, Inc.(c)	90,043	2,285,291
UniFirst Corp.	17,374	3,734,020
Verra Mobility Corp., Class A(c)	51,390	1,176,317
Vestis Corp.	239,542	2,838,573
Vicor Corp.(b)(c)	9,268	586,942
Wabash National Corp.	148,826	1,742,752
Werner Enterprises, Inc.(b)	108,656	3,537,839
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Worthington Enterprises, Inc.	68,138	$2,861,115
Zurn Elkay Water Solutions Corp.	54,255	1,922,255
		305,468,732
Information Technology-8.00%
A10 Networks, Inc.	19,491	405,218
ACI Worldwide, Inc.(b)(c)	40,798	2,339,765
Adeia, Inc.	38,511	605,393
Advanced Energy Industries, Inc.	17,621	2,029,411
Agilysys, Inc.(c)	3,131	253,580
Alarm.com Holdings, Inc.(b)(c)	19,080	1,108,357
Alpha & Omega Semiconductor Ltd.(b)(c)	18,970	574,412
Arlo Technologies, Inc.(b)(c)	55,280	794,926
Axcelis Technologies, Inc.(c)	19,947	1,092,896
Badger Meter, Inc.	4,729	994,651
Benchmark Electronics, Inc.	77,828	3,110,007
BlackLine, Inc.(c)	13,954	673,978
Box, Inc., Class A(c)	46,811	1,530,720
Calix, Inc.(c)	37,773	1,398,356
CEVA, Inc.(b)(c)	4,996	171,163
Clear Secure, Inc., Class A	37,812	896,522
Cohu, Inc.(b)(c)	25,625	503,787
Corsair Gaming, Inc.(b)(c)	242,791	2,850,366
CTS Corp.	12,712	567,718
Digi International, Inc.(b)(c)	17,656	539,214
DigitalOcean Holdings, Inc.(b)(c)	27,708	1,187,288
Diodes, Inc.(b)(c)	28,126	1,388,862
DoubleVerify Holdings, Inc.(c)	45,213	628,461
DXC Technology Co.(c)	872,209	16,022,479
ePlus, Inc.(b)(c)	36,766	2,366,995
Extreme Networks, Inc.(c)	81,780	1,263,501
FormFactor, Inc.(c)	24,271	808,224
Harmonic, Inc.(c)	66,234	682,872
Ichor Holdings Ltd.(c)	35,335	1,034,962
Impinj, Inc.(b)(c)	3,074	297,133
Insight Enterprises, Inc.(b)(c)	77,376	11,906,619
InterDigital, Inc.(b)	5,193	1,109,432
Itron, Inc.(c)	29,804	3,245,358
Knowles Corp.(b)(c)	54,399	902,479
Kulicke & Soffa Industries, Inc. (Singapore)	20,024	766,318
LiveRamp Holdings, Inc.(c)	30,789	919,975
MARA Holdings, Inc.(b)(c)	36,182	503,653
MaxLinear, Inc.(c)	29,803	435,422
N-able, Inc.(c)	62,221	624,077
NCR Voyix Corp.(b)(c)	322,268	3,635,183
NetScout Systems, Inc.(c)	51,867	1,166,489
OSI Systems, Inc.(b)(c)	12,059	2,486,686
PC Connection, Inc.	53,274	3,398,881
PDF Solutions, Inc.(c)	7,306	164,531
Penguin Solutions, Inc.(b)(c)	84,085	1,675,814
Photronics, Inc.(c)	43,463	905,769
Plexus Corp.(c)	33,489	4,451,358
Progress Software Corp.(b)	14,562	795,668
Qorvo, Inc.(b)(c)	81,930	5,955,492
Rogers Corp.(c)	11,901	951,366
Sanmina Corp.(c)	134,468	11,015,618
ScanSource, Inc.(c)	83,660	3,062,793
Semtech Corp.(c)	18,703	714,268
SiTime Corp.(b)(c)	932	144,600
	Shares	Value
Information Technology-(continued)
SolarEdge Technologies, Inc.(b)(c)	107,659	$1,775,297
SolarWinds Corp.	79,354	1,452,972
Sprinklr, Inc., Class A(b)(c)	124,887	1,057,793
SPS Commerce, Inc.(c)	4,360	580,752
TTM Technologies, Inc.(c)	131,136	3,161,689
Ultra Clean Holdings, Inc.(c)	74,026	1,821,040
Veeco Instruments, Inc.(b)(c)	34,965	777,622
Viasat, Inc.(b)(c)	677,808	5,924,042
Viavi Solutions, Inc.(b)(c)	132,520	1,481,574
Vishay Intertechnology, Inc.	234,754	4,023,684
Wolfspeed, Inc.(b)(c)	136,558	789,305
Xerox Holdings Corp.(b)	1,027,741	6,813,923
		138,718,759
Materials-4.19%
AdvanSix, Inc.	70,687	1,973,581
Alpha Metallurgical Resources, Inc.(b)(c)	20,317	2,793,994
ATI, Inc.(c)	106,120	6,171,939
Balchem Corp.	7,449	1,296,349
Century Aluminum Co.(c)	136,941	2,595,032
H.B. Fuller Co.	67,173	3,811,396
Hawkins, Inc.	10,101	1,060,504
Ingevity Corp.(c)	44,258	2,109,336
Innospec, Inc.	22,590	2,336,032
Kaiser Aluminum Corp.	53,010	3,750,988
Koppers Holdings, Inc.	86,516	2,518,481
Materion Corp.	21,360	1,951,450
Mativ Holdings, Inc., Class A	234,301	1,583,875
Metallus, Inc.(b)(c)	99,333	1,434,368
Minerals Technologies, Inc.	38,309	2,633,361
MP Materials Corp.(b)(c)	16,092	386,369
O-I Glass, Inc.(b)(c)	807,196	9,258,538
Quaker Chemical Corp.(b)	17,038	2,368,623
Sealed Air Corp.	214,045	7,316,058
Sensient Technologies Corp.	27,948	1,939,591
Stepan Co.	40,717	2,514,682
SunCoke Energy, Inc.	227,201	2,060,713
Sylvamo Corp.	59,353	4,219,998
Warrior Met Coal, Inc.	35,205	1,694,769
Worthington Steel, Inc.(b)	107,061	2,855,317
		72,635,344
Real Estate-2.87%
Acadia Realty Trust	20,073	462,883
Alexander & Baldwin, Inc.	20,722	375,275
American Assets Trust, Inc.	26,051	585,106
Apple Hospitality REIT, Inc.	126,255	1,869,837
Armada Hoffler Properties, Inc.	98,209	901,559
Brandywine Realty Trust(b)	122,184	617,029
CareTrust REIT, Inc.	13,231	342,286
Centerspace	6,568	434,736
Curbline Properties Corp.	6,523	160,662
Cushman & Wakefield PLC(b)(c)	871,801	10,365,714
DiamondRock Hospitality Co.	166,441	1,369,809
Douglas Emmett, Inc.(b)	71,598	1,238,645
Easterly Government Properties, Inc.	35,214	396,862
Elme Communities	25,259	439,254
Essential Properties Realty Trust, Inc.	18,298	598,711
eXp World Holdings, Inc.(b)	486,846	4,922,013
Four Corners Property Trust, Inc.(b)	15,940	458,275
Getty Realty Corp.(b)	7,802	244,983
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Real Estate-(continued)
Global Net Lease, Inc.	160,809	$1,286,472
Highwoods Properties, Inc.(b)	38,114	1,110,261
Innovative Industrial Properties, Inc.(b)	4,188	301,327
JBG SMITH Properties, (Acquired 03/17/2023 - 02/27/2025; Cost $714,314)(b)(e)	48,863	749,558
Kennedy-Wilson Holdings, Inc.	74,658	724,929
LTC Properties, Inc.	6,938	242,067
LXP Industrial Trust	52,935	474,298
Macerich Co. (The)	58,460	1,054,618
Marcus & Millichap, Inc.	23,121	889,696
Medical Properties Trust, Inc.(b)	219,547	1,295,327
NexPoint Residential Trust, Inc.	7,572	322,189
OUTFRONT Media, Inc.	138,749	2,580,731
Pebblebrook Hotel Trust(b)	137,815	1,702,015
Phillips Edison & Co., Inc.	23,391	870,145
Safehold, Inc.(b)	26,219	489,247
Saul Centers, Inc.	11,277	422,324
SITE Centers Corp.	33,414	468,130
SL Green Realty Corp.	17,335	1,118,801
St. Joe Co. (The)	11,428	548,201
Summit Hotel Properties, Inc.	147,368	953,471
Sunstone Hotel Investors, Inc.	104,748	1,097,759
Tanger, Inc.	19,982	708,362
Terreno Realty Corp.(b)	8,136	551,784
Uniti Group, Inc.(b)	268,853	1,543,216
Universal Health Realty Income Trust	2,793	111,497
Urban Edge Properties	26,084	537,330
Veris Residential, Inc.	19,865	336,314
Whitestone REIT	14,444	196,727
Xenia Hotels & Resorts, Inc.	89,469	1,202,463
		49,672,898
Utilities-1.17%
American States Water Co.	9,865	755,067
Avista Corp.	73,805	2,949,986
California Water Service Group	29,693	1,349,547
Chesapeake Utilities Corp.	8,326	1,056,819
Clearway Energy, Inc., Class A	39,291	1,039,640
	Shares	Value
Utilities-(continued)
Clearway Energy, Inc., Class C	36,759	$1,029,987
MDU Resources Group, Inc.	335,117	5,780,768
MGE Energy, Inc.	9,258	849,699
Middlesex Water Co.	3,494	175,154
Northwest Natural Holding Co.	40,032	1,636,508
Otter Tail Corp.(b)	25,186	2,008,080
SJW Group	19,102	1,006,103
Unitil Corp.	12,123	680,100
		20,317,458
Total Common Stocks & Other Equity Interests (Cost $1,571,585,900)		1,732,218,389
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(g)(h) (Cost $430,667)	430,667	430,667
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $1,572,016,567)		1,732,649,056
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.37%
Invesco Private Government Fund, 4.34%(g)(h)(i)	101,934,651	101,934,651
Invesco Private Prime Fund, 4.47%(g)(h)(i)	268,499,495	268,580,045
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $370,514,696)		370,514,696
TOTAL INVESTMENTS IN SECURITIES-121.33% (Cost $1,942,531,263)		2,103,163,752
OTHER ASSETS LESS LIABILITIES-(21.33)%		(369,724,580)
NET ASSETS-100.00%		$1,733,439,172

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Non-income producing security.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28,
2025 represented less than 1% of the Fund’s Net Assets.

(e)	Restricted security. The aggregate value of these securities at February 28, 2025 was $2,631,001, which represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$719,245	$16,784,011	$(17,072,589)	$-	$-	$430,667	$17,175
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	103,441,240	289,166,728	(290,673,317)	-	-	101,934,651	2,765,232 *
Invesco Private Prime Fund	274,073,776	641,435,309	(646,896,250)	(24,656)	(8,134)	268,580,045	7,359,116 *
Total	$378,234,261	$947,386,048	$(954,642,156)	$(24,656)	$(8,134)	$370,945,363	$10,141,523

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P Ultra Dividend Revenue ETF (RDIV)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Communication Services-1.51%
Interpublic Group of Cos., Inc. (The)	456,657	$12,512,402
Consumer Discretionary-11.11%
Best Buy Co., Inc.(b)	478,435	43,016,091
Ford Motor Co.(b)	4,005,709	38,254,521
Hasbro, Inc.	90,360	5,883,339
Travel + Leisure Co.	86,801	4,845,232
		91,999,183
Consumer Staples-12.34%
Conagra Brands, Inc.	555,402	14,184,967
Flowers Foods, Inc.	301,755	5,654,889
Kraft Heinz Co. (The)	1,070,083	32,862,249
Philip Morris International, Inc. (Switzerland)	318,493	49,455,593
		102,157,698
Energy-13.47%
Chevron Corp.(b)	260,441	41,311,151
HF Sinclair Corp.	996,969	35,163,097
ONEOK, Inc.(b)	228,293	22,918,334
Williams Cos., Inc. (The)	208,871	12,152,115
		111,544,697
Financials-22.03%
Citizens Financial Group, Inc.	314,873	14,411,737
Comerica, Inc.	92,561	5,954,449
Huntington Bancshares, Inc.	833,239	13,723,446
Invesco Ltd.(c)	401,767	6,986,728
Janus Henderson Group PLC	66,943	2,824,995
KeyCorp	622,763	10,786,255
Prudential Financial, Inc.(b)	345,561	39,774,071
Regions Financial Corp.	459,081	10,884,811
T. Rowe Price Group, Inc.	72,633	7,678,761
Truist Financial Corp.	620,637	28,766,525
U.S. Bancorp	826,121	38,745,075
United Bankshares, Inc.	50,063	1,809,277
		182,346,130
Health Care-13.34%
Bristol-Myers Squibb Co.	679,366	40,503,801
CVS Health Corp.	743,130	48,838,504
Perrigo Co. PLC	213,390	6,188,310
Viatris, Inc.	1,610,239	14,862,506
		110,393,121
Industrials-7.13%
3M Co.	213,362	33,096,713
CNH Industrial N.V.	2,015,059	25,953,960
		59,050,673
Materials-4.57%
Amcor PLC(b)	1,666,415	16,864,120
International Paper Co.	372,338	20,981,246
		37,845,366
Real Estate-4.65%
Agree Realty Corp.	10,040	740,952
Alexandria Real Estate Equities, Inc.(b)	36,432	3,725,536
Brixmor Property Group, Inc.	57,837	1,617,123
	Shares	Value
Real Estate-(continued)
COPT Defense Properties(b)	30,171	$815,522
Cousins Properties, Inc.(b)	32,495	985,573
CubeSmart	30,616	1,263,829
Extra Space Storage, Inc.	25,524	3,893,941
Federal Realty Investment Trust(b)	13,326	1,404,827
Host Hotels & Resorts, Inc.	395,309	6,376,334
Kimco Realty Corp.	103,838	2,294,820
Kite Realty Group Trust(b)	42,012	963,335
Lamar Advertising Co., Class A	20,459	2,541,622
NNN REIT, Inc.(b)	26,221	1,113,081
Simon Property Group, Inc.	40,697	7,573,305
STAG Industrial, Inc.	26,210	943,036
UDR, Inc.(b)	49,099	2,218,293
		38,471,129
Utilities-9.65%
AES Corp. (The)(b)	1,271,088	14,731,910
ALLETE, Inc.	28,685	1,884,318
Black Hills Corp.	44,256	2,707,582
Dominion Energy, Inc.	317,136	17,956,240
Evergy, Inc.(d)	109,572	7,550,606
Eversource Energy	247,725	15,609,152
NorthWestern Energy Group, Inc.(b)	33,183	1,855,925
OGE Energy Corp.(b)	77,561	3,589,523
Pinnacle West Capital Corp.(b)	70,292	6,504,822
Portland General Electric Co.(b)	89,689	4,020,758
Spire, Inc.	44,687	3,434,643
		79,845,479
Total Common Stocks & Other Equity Interests (Cost $763,938,074)		826,165,878
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)(e) (Cost $396,515)	396,515	396,515
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $764,334,589)		826,562,393
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.69%
Invesco Private Government Fund, 4.34%(c)(e)(f)	24,206,052	24,206,052
Invesco Private Prime Fund, 4.47%(c)(e)(f)	64,263,723	64,283,002
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $88,489,054)		88,489,054
TOTAL INVESTMENTS IN SECURITIES-110.54% (Cost $852,823,643)		915,051,447
OTHER ASSETS LESS LIABILITIES-(10.54)%		(87,281,791)
NET ASSETS-100.00%		$827,769,656
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P Ultra Dividend Revenue ETF (RDIV)—(continued)
February 28, 2025
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Invesco Ltd.	$8,268,484	$4,502,357	$(6,151,925)	$(70,280)	$438,092	$6,986,728	$190,211
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	25,907,375	(25,510,860)	-	-	396,515	15,956
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,109,402	232,290,247	(215,193,597)	-	-	24,206,052	446,438 *
Invesco Private Prime Fund	18,926,958	443,825,810	(398,467,231)	(318)	(2,217)	64,283,002	1,159,918 *
Total	$34,304,844	$706,525,789	$(645,323,613)	$(70,598)	$435,875	$95,872,297	$1,812,523

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	Non-income producing security.
(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Statements of Assets and Liabilities
February 28, 2025
(Unaudited)

	Invesco S&P 500 Revenue ETF (RWL)	Invesco S&P MidCap 400 Revenue ETF (RWK)	Invesco S&P SmallCap 600 Revenue ETF (RWJ)	Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Assets:
Unaffiliated investments in securities, at value(a)	$5,178,305,678	$885,850,384	$1,732,218,389	$819,179,150
Affiliated investments in securities, at value	102,808,983	148,911,608	370,945,363	95,872,297
Receivable for:
Dividends and interest	9,542,987	818,439	1,278,067	3,456,746
Securities lending	10,076	13,245	48,381	5,672
Fund shares sold	1,692	-	-	-
Foreign tax reclaims	25,482	-	-	-
Total assets	5,290,694,898	1,035,593,676	2,104,490,200	918,513,865
Liabilities:
Due to custodian	3,889,381	692	2,623	250
Payable for:
Investments purchased	-	-	-	443,902
Investments purchased - affiliated broker	-	-	-	1,560,735
Collateral upon return of securities loaned	101,170,358	148,293,321	370,514,696	88,489,054
Accrued unitary management fees	1,517,246	271,814	533,709	250,268
Total liabilities	106,576,985	148,565,827	371,051,028	90,744,209
Net Assets	$5,184,117,913	$887,027,849	$1,733,439,172	$827,769,656
Net assets consist of:
Shares of beneficial interest	$4,459,774,558	$832,158,427	$1,747,349,211	$1,310,364,402
Distributable earnings (loss)	724,343,355	54,869,422	(13,910,039)	(482,594,746)
Net Assets	$5,184,117,913	$887,027,849	$1,733,439,172	$827,769,656
Shares outstanding (unlimited amount authorized, $0.01 par value)	50,426,400	7,641,400	38,994,200	16,330,000
Net asset value	$102.81	$116.08	$44.45	$50.69
Market price	$102.84	$116.10	$44.46	$50.70
Unaffiliated investments in securities, at cost	$4,408,227,348	$782,062,431	$1,571,585,900	$758,044,068
Affiliated investments in securities, at cost	$102,713,534	$148,911,608	$370,945,363	$94,779,575
(a)Includes securities on loan with an aggregate value of:	$99,382,901	$145,412,933	$362,862,234	$89,146,225
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Statements of Operations
For the six months ended February 28, 2025
(Unaudited)

	Invesco S&P 500 Revenue ETF (RWL)	Invesco S&P MidCap 400 Revenue ETF (RWK)	Invesco S&P SmallCap 600 Revenue ETF (RWJ)	Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Investment income:
Unaffiliated dividend income	$40,779,143	$6,634,613	$13,436,235	$17,727,680
Affiliated dividend income	79,166	5,981	17,175	206,167
Securities lending income, net	65,280	96,616	363,341	44,920
Foreign withholding tax	(11,124)	(1,618)	(5,620)	-
Total investment income	40,912,465	6,735,592	13,811,131	17,978,767
Expenses:
Unitary management fees	8,184,510	1,732,765	3,344,446	1,601,064
Less: Waivers	(851)	(118)	(336)	(312)
Net expenses	8,183,659	1,732,647	3,344,110	1,600,752
Net investment income	32,728,806	5,002,945	10,467,021	16,378,015
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(19,105,727)	(6,044,897)	(4,626,612)	(11,260,753)
Affiliated investment securities	(51,183)	(5,069)	(8,134)	343,180
Unaffiliated in-kind redemptions	143,240,715	36,391,290	87,012,828	59,951,610
Affiliated in-kind redemptions	10,784	-	-	92,695
Net realized gain	124,094,589	30,341,324	82,378,082	49,126,732
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	90,487,253	(29,598,819)	(94,203,287)	(37,820,449)
Affiliated investment securities	48,898	(6,193)	(24,656)	(70,598)
Change in net unrealized appreciation (depreciation)	90,536,151	(29,605,012)	(94,227,943)	(37,891,047)
Net realized and unrealized gain (loss)	214,630,740	736,312	(11,849,861)	11,235,685
Net increase (decrease) in net assets resulting from operations	$247,359,546	$5,739,257	$(1,382,840)	$27,613,700
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

25

Statements of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco S&P 500 Revenue ETF (RWL)		Invesco S&P MidCap 400 Revenue ETF (RWK)
	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Operations:
Net investment income	$32,728,806	$45,430,053	$5,002,945	$8,126,027
Net realized gain	124,094,589	141,115,850	30,341,324	37,135,088
Change in net unrealized appreciation (depreciation)	90,536,151	396,431,540	(29,605,012)	80,195,804
Net increase (decrease) in net assets resulting from operations	247,359,546	582,977,443	5,739,257	125,456,919
Distributions to Shareholders from:
Distributable earnings	(29,188,667)	(41,741,640)	(4,766,585)	(7,586,056)
Shareholder Transactions:
Proceeds from shares sold	1,564,619,826	1,445,780,835	102,949,594	356,455,975
Value of shares repurchased	(283,686,153)	(338,952,437)	(96,443,670)	(117,000,943)
Net increase (decrease) in net assets resulting from share transactions	1,280,933,673	1,106,828,398	6,505,924	239,455,032
Net increase in net assets	1,499,104,552	1,648,064,201	7,478,596	357,325,895
Net assets:
Beginning of period	3,685,013,361	2,036,949,160	879,549,253	522,223,358
End of period	$5,184,117,913	$3,685,013,361	$887,027,849	$879,549,253
Changes in Shares Outstanding:
Shares sold	15,475,000	16,375,000	880,000	3,390,000
Shares repurchased	(2,875,000)	(3,825,000)	(840,000)	(1,100,000)
Shares outstanding, beginning of period	37,826,400	25,276,400	7,601,400	5,311,400
Shares outstanding, end of period	50,426,400	37,826,400	7,641,400	7,601,400
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap 600 Revenue ETF (RWJ)		Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024

$10,467,021	$19,243,142	$16,378,015	$30,884,824
82,378,082	38,618,398	49,126,732	2,861,007
(94,227,943)	170,817,561	(37,891,047)	171,996,679
(1,382,840)	228,679,101	27,613,700	205,742,510

(9,730,172)	(19,739,108)	(16,813,208)	(31,995,434)

293,886,294	208,998,112	374,275,142	368,868,046
(149,977,715)	(187,152,151)	(381,245,474)	(461,816,274)
143,908,579	21,845,961	(6,970,332)	(92,948,228)
132,795,567	230,785,954	3,830,160	80,798,848

1,600,643,605	1,369,857,651	823,939,496	743,140,648
$1,733,439,172	$1,600,643,605	$827,769,656	$823,939,496

6,420,000	5,210,000	7,550,000	8,120,000
(3,290,000)	(4,650,000)	(7,680,000)	(10,380,000)
35,864,200	35,304,200	16,460,000	18,720,000
38,994,200	35,864,200	16,330,000	16,460,000

27

Financial Highlights
Invesco S&P 500 Revenue ETF (RWL)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$97.42	$80.59	$73.85	$75.74	$56.06	$52.61
Net investment income(a)	0.77	1.46	1.34	1.22	1.06	1.08
Net realized and unrealized gain (loss) on investments	5.34	16.76	6.66	(1.96)	19.68	3.53
Total from investment operations	6.11	18.22	8.00	(0.74)	20.74	4.61
Distributions to shareholders from:
Net investment income	(0.72)	(1.39)	(1.26)	(1.15)	(1.06)	(1.16)
Net asset value at end of period	$102.81	$97.42	$80.59	$73.85	$75.74	$56.06
Market price at end of period(b)	$102.84	$97.39	$80.60	$73.92	$75.74	$56.16
Net Asset Value Total Return(c)	6.31%	22.81%	10.99%	(0.97)%	37.38%	9.09%
Market Price Total Return(c)	6.38%	22.75%	10.91%	(0.89)%	37.13%	9.26%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,184,118	$3,685,013	$2,036,949	$1,454,853	$1,049,098	$782,083
Ratio to average net assets of:
Expenses	0.39%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.56%(d)	1.66%	1.76%	1.60%	1.60%	2.01%
Portfolio turnover rate(e)	9%	15%	20%	17%	17%	14%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights—(continued)
Invesco S&P MidCap 400 Revenue ETF (RWK)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$115.71	$98.32	$83.99	$91.13	$56.56	$56.44
Net investment income(a)	0.66	1.26	1.05	1.03	0.69	0.74
Net realized and unrealized gain (loss) on investments	0.34	17.32	14.34	(7.18)	34.51	0.21
Total from investment operations	1.00	18.58	15.39	(6.15)	35.20	0.95
Distributions to shareholders from:
Net investment income	(0.63)	(1.19)	(1.06)	(0.99)	(0.63)	(0.83)
Net asset value at end of period	$116.08	$115.71	$98.32	$83.99	$91.13	$56.56
Market price at end of period(b)	$116.10	$115.76	$98.36	$84.06	$91.10	$56.62
Net Asset Value Total Return(c)	0.85%	19.00%	18.51%	(6.75)%	62.54%	1.89%
Market Price Total Return(c)	0.82%	19.00%	18.46%	(6.66)%	62.32%	2.03%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$887,028	$879,549	$522,223	$360,434	$393,817	$209,365
Ratio to average net assets of:
Expenses	0.39%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.13%(d)	1.19%	1.17%	1.16%	0.88%	1.30%
Portfolio turnover rate(e)	15%	30%	37%	31%	34%	33%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Financial Highlights—(continued)
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023(a)	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$44.63	$38.80	$36.55	$39.47	$21.05	$19.57
Net investment income(b)	0.28	0.54	0.52	0.33	0.22	0.30
Net realized and unrealized gain (loss) on investments	(0.20)	5.84	2.21	(2.95)	18.39	1.52
Total from investment operations	0.08	6.38	2.73	(2.62)	18.61	1.82
Distributions to shareholders from:
Net investment income	(0.26)	(0.55)	(0.48)	(0.30)	(0.19)	(0.34)
Net asset value at end of period	$44.45	$44.63	$38.80	$36.55	$39.47	$21.05
Market price at end of period(c)	$44.46	$44.61	$38.81	$36.57	$39.42	$21.06
Net Asset Value Total Return(d)	0.17%	16.62%	7.58%	(6.63)%	88.75%	9.63%
Market Price Total Return(d)	0.25%	16.51%	7.53%	(6.46)%	88.42%	9.70%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,733,439	$1,600,644	$1,369,858	$832,345	$643,110	$227,425
Ratio to average net assets of:
Expenses	0.39%(e)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.22%(e)	1.34%	1.39%	0.85%	0.65%	1.50%
Portfolio turnover rate(f)	20%	46%	46%	41%	40%	49%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective at the open of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)
Invesco S&P Ultra Dividend Revenue ETF (RDIV)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$50.06	$39.70	$41.80	$41.18	$28.58	$35.65
Net investment income(a)	0.99	1.79	1.64	1.50	1.23	1.62
Net realized and unrealized gain (loss) on investments	0.66	10.41	(2.12)	0.51	13.29	(7.33)
Total from investment operations	1.65	12.20	(0.48)	2.01	14.52	(5.71)
Distributions to shareholders from:
Net investment income	(1.02)	(1.84)	(1.62)	(1.39)	(1.92)	(1.36)
Net asset value at end of period	$50.69	$50.06	$39.70	$41.80	$41.18	$28.58
Market price at end of period(b)	$50.70	$50.05	$39.71	$41.83	$41.16	$28.63
Net Asset Value Total Return(c)	3.37%	31.66%	(1.17)%	5.06%	52.38%	(16.26)%
Market Price Total Return(c)	3.41%	31.60%	(1.22)%	5.18%	52.06%	(16.17)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$827,770	$823,939	$743,141	$802,618	$740,071	$604,502
Ratio to average net assets of:
Expenses	0.39%(d)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	3.99%(d)	4.18%	3.94%	3.58%	3.37%	4.77%
Portfolio turnover rate(e)	49%	101%	127%	110%	97%	98%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
February 28, 2025
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco S&P 500 Revenue ETF (RWL)	"S&P 500 Revenue ETF"
Invesco S&P MidCap 400 Revenue ETF (RWK)	"S&P MidCap 400 Revenue ETF"
Invesco S&P SmallCap 600 Revenue ETF (RWJ)	"S&P SmallCap 600 Revenue ETF"
Invesco S&P Ultra Dividend Revenue ETF (RDIV)	"S&P Ultra Dividend Revenue ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an "Underlying Index"):
Fund	Underlying Index
S&P 500 Revenue ETF	S&P 500® Revenue-Weighted Index
S&P MidCap 400 Revenue ETF	S&P MidCap 400® Revenue-Weighted Index
S&P SmallCap 600 Revenue ETF	S&P SmallCap 600® Revenue-Weighted Index
S&P Ultra Dividend Revenue ETF	S&P 900® Dividend Revenue-Weighted Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a

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demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and

33

accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects

34

of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees

35

paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
S&P 500 Revenue ETF	$2,628
S&P MidCap 400 Revenue ETF	6,630
S&P SmallCap 600 Revenue ETF	26,325
S&P Ultra Dividend Revenue ETF	4,615

K.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index.

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Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because S&P Ultra Dividend Revenue ETF is non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk. S&P Ultra Dividend Revenue ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
S&P 500 Revenue ETF	0.39%
S&P MidCap 400 Revenue ETF	0.39%
S&P SmallCap 600 Revenue ETF	0.39%
S&P Ultra Dividend Revenue ETF	0.39%
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended February 28, 2025, the Adviser waived fees for each Fund in the following amounts:
S&P 500 Revenue ETF	$851
S&P MidCap 400 Revenue ETF	118
S&P SmallCap 600 Revenue ETF	336
S&P Ultra Dividend Revenue ETF	312

37

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended February 28, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
S&P 500 Revenue ETF	$44,446
S&P MidCap 400 Revenue ETF	48,146
S&P SmallCap 600 Revenue ETF	135,114
S&P Ultra Dividend Revenue ETF	48,401
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
S&P 500 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,179,944,303	$-	$-	$5,179,944,303
Money Market Funds	-	101,170,358	-	101,170,358
Total Investments	$5,179,944,303	$101,170,358	$-	$5,281,114,661
S&P MidCap 400 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$885,850,384	$-	$-	$885,850,384
Money Market Funds	618,287	148,293,321	-	148,911,608
Total Investments	$886,468,671	$148,293,321	$-	$1,034,761,992

38

	Level 1	Level 2	Level 3	Total
S&P SmallCap 600 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,732,218,389	$-	$0	$1,732,218,389
Money Market Funds	430,667	370,514,696	-	370,945,363
Total Investments	$1,732,649,056	$370,514,696	$0	$2,103,163,752
S&P Ultra Dividend Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$826,165,878	$-	$-	$826,165,878
Money Market Funds	396,515	88,489,054	-	88,885,569
Total Investments	$826,562,393	$88,489,054	$-	$915,051,447
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of August 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
S&P 500 Revenue ETF	$40,605,228	$139,554,647	$180,159,875
S&P MidCap 400 Revenue ETF	23,842,183	55,131,450	78,973,633
S&P SmallCap 600 Revenue ETF	67,994,934	180,293,881	248,288,815
S&P Ultra Dividend Revenue ETF	454,300,907	143,835,875	598,136,782

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the six months ended February 28, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
S&P 500 Revenue ETF	$390,944,770	$387,744,001
S&P MidCap 400 Revenue ETF	132,950,733	132,650,218
S&P SmallCap 600 Revenue ETF	335,297,272	336,295,904
S&P Ultra Dividend Revenue ETF	425,166,071	426,318,343
For the six months ended February 28, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
S&P 500 Revenue ETF	$1,563,050,594	$282,564,664
S&P MidCap 400 Revenue ETF	102,842,505	96,874,259
S&P SmallCap 600 Revenue ETF	293,018,324	146,821,062
S&P Ultra Dividend Revenue ETF	373,959,426	378,308,329
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

39

As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
S&P 500 Revenue ETF	$892,696,914	$(126,189,692)	$766,507,222	$4,514,607,439
S&P MidCap 400 Revenue ETF	160,219,914	(58,190,665)	102,029,249	932,732,743
S&P SmallCap 600 Revenue ETF	343,754,325	(194,537,604)	149,216,721	1,953,947,031
S&P Ultra Dividend Revenue ETF	77,225,543	(15,199,670)	62,025,873	853,025,574
NOTE 7—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

40

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

41

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-RW-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
February 28, 2025
DWAS	Invesco Dorsey Wright SmallCap Momentum ETF
PSCD	Invesco S&P SmallCap Consumer Discretionary ETF
PSCC	Invesco S&P SmallCap Consumer Staples ETF
PSCE	Invesco S&P SmallCap Energy ETF
PSCF	Invesco S&P SmallCap Financials ETF
PSCH	Invesco S&P SmallCap Health Care ETF
PSCI	Invesco S&P SmallCap Industrials ETF
PSCT	Invesco S&P SmallCap Information Technology ETF
PSCM	Invesco S&P SmallCap Materials ETF
PSCU	Invesco S&P SmallCap Utilities & Communication Services ETF

2

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-1.82%
CarGurus, Inc.(b)	80,437	$2,589,267
Gannett Co., Inc.(b)(c)	578,000	2,335,120
QuinStreet, Inc.(b)	136,960	2,681,677
Telephone and Data Systems, Inc.	104,200	3,761,620
Trump Media & Technology Group Corp.(b)	82,561	1,989,720
		13,357,404
Consumer Discretionary-12.27%
American Public Education, Inc.(b)	176,071	3,725,662
Biglari Holdings, Inc., Class B(b)	12,340	3,024,781
Boyd Gaming Corp.(c)	47,016	3,585,440
Brinker International, Inc.(b)	27,822	4,585,900
Build-A-Bear Workshop, Inc.(c)	67,567	2,764,842
Cavco Industries, Inc.(b)	6,477	3,397,381
Champion Homes, Inc.(b)(c)	35,691	3,658,327
G-III Apparel Group Ltd.(b)	85,108	2,303,874
Group 1 Automotive, Inc.	14,260	6,553,611
Kontoor Brands, Inc.	36,405	2,367,781
Latham Group, Inc.(b)(c)	405,002	2,393,562
Lincoln Educational Services Corp.(b)	192,102	3,525,072
M/I Homes, Inc.(b)	20,779	2,433,844
Modine Manufacturing Co.(b)(c)	106,734	9,025,427
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	25,492	2,638,677
OneSpaWorld Holdings Ltd. (Bahamas)(c)	148,180	2,827,274
Peloton Interactive, Inc., Class A(b)(c)	311,342	2,344,405
Perdoceo Education Corp.	111,007	2,841,779
RealReal, Inc. (The)(b)(c)	526,100	3,588,002
Rush Street Interactive, Inc.(b)(c)	226,786	2,644,325
Shake Shack, Inc., Class A(b)	22,972	2,494,759
Stride, Inc.(b)(c)	27,661	3,784,025
Sweetgreen, Inc., Class A(b)(c)	103,275	2,350,539
Universal Technical Institute, Inc.(b)	159,846	4,514,051
Urban Outfitters, Inc.(b)	54,767	3,186,892
Victoria’s Secret & Co.(b)	66,957	1,789,761
Wolverine World Wide, Inc.(c)	131,745	1,948,508
		90,298,501
Consumer Staples-2.17%
Freshpet, Inc.(b)	20,868	2,233,502
Honest Co., Inc. (The)(b)	584,943	3,158,692
Natural Grocers by Vitamin Cottage, Inc.	82,509	3,666,700
Turning Point Brands, Inc.	48,968	3,442,451
United Natural Foods, Inc.(b)	109,808	3,490,796
		15,992,141
Energy-4.36%
Archrock, Inc.	196,839	5,338,274
Aris Water Solutions, Inc., Class A	124,844	3,927,592
CNX Resources Corp.(b)(c)	84,454	2,440,721
Kinetik Holdings, Inc., Class A(c)	170,544	9,949,537
PrimeEnergy Resources Corp.(b)(c)	22,464	4,400,697
Solaris Energy Infrastructure, Inc.	110,618	3,777,605
Uranium Energy Corp.(b)(c)	405,178	2,268,997
		32,103,423
Financials-19.93%
Acadian Asset Management, Inc.	105,615	2,604,466
Amalgamated Financial Corp.	86,829	2,817,601
	Shares	Value
Financials-(continued)
Axos Financial, Inc.(b)	40,215	$2,686,362
BancFirst Corp.	24,621	2,938,763
Bank7 Corp.	71,284	2,938,327
Cantaloupe, Inc.(b)(c)	296,281	2,909,479
Coastal Financial Corp.(b)	47,333	4,673,187
Dave, Inc.(b)	129,742	13,059,830
Enova International, Inc.(b)	48,739	5,036,688
Esquire Financial Holdings, Inc.	39,170	3,020,790
Federal Agricultural Mortgage Corp., Class C	14,521	3,035,905
First Bancorp	156,295	3,043,064
First Business Financial Services, Inc.	63,158	3,356,216
First Internet Bancorp	78,312	2,323,517
HCI Group, Inc.(c)	26,889	3,540,206
Heritage Insurance Holdings, Inc.(b)	684,927	8,047,892
LendingClub Corp.(b)	174,964	2,237,790
Mr. Cooper Group, Inc.(b)	106,025	11,914,029
Northeast Bank	68,276	6,856,276
Northeast Community Bancorp, Inc.	113,316	2,635,730
Northrim BanCorp, Inc.	36,823	3,030,533
OFG Bancorp	78,002	3,314,305
Pathward Financial, Inc.	39,140	3,033,741
Paymentus Holdings, Inc., Class A(b)	93,741	2,568,503
Perella Weinberg Partners	127,787	2,953,158
Piper Sandler Cos.	10,961	3,174,525
PJT Partners, Inc., Class A(c)	19,190	3,056,199
Priority Technology Holdings, Inc.(b)	324,485	3,481,724
Shift4 Payments, Inc., Class A(b)(c)	29,252	2,888,635
SiriusPoint Ltd. (Sweden)(b)	201,774	3,095,213
Skyward Specialty Insurance Group, Inc.(b)	57,703	3,001,710
StoneX Group, Inc.(b)	31,780	3,834,893
Tiptree, Inc.	164,385	3,720,033
Trupanion, Inc.(b)(c)	58,319	2,014,338
Unity Bancorp, Inc.	67,527	3,206,857
Upstart Holdings, Inc.(b)(c)	39,904	2,660,400
Victory Capital Holdings, Inc., Class A	85,064	5,447,499
WisdomTree, Inc.(c)	273,677	2,495,934
		146,654,318
Health Care-14.30%
ADMA Biologics, Inc.(b)	682,841	11,191,764
Alpha Teknova, Inc.(b)(c)	871,192	5,662,748
Amneal Pharmaceuticals, Inc.(b)	538,708	4,670,598
Anavex Life Sciences Corp.(b)(c)	333,940	2,641,465
Axsome Therapeutics, Inc.(b)	32,404	4,132,806
ClearPoint Neuro, Inc.(b)(c)	192,754	2,798,788
Corcept Therapeutics, Inc.(b)(c)	56,361	3,414,349
CorVel Corp.(b)	29,178	3,217,458
Crinetics Pharmaceuticals, Inc.(b)(c)	55,807	1,996,774
Emergent BioSolutions, Inc.(b)(c)	500,057	3,740,426
Glaukos Corp.(b)	21,111	2,533,742
Hims & Hers Health, Inc.(b)	113,620	5,123,126
Kewaunee Scientific Corp.(b)	83,380	4,532,537
Kodiak Sciences, Inc.(b)	353,805	1,454,139
LeMaitre Vascular, Inc.	32,191	2,956,743
Lifecore Biomedical, Inc.(b)(c)	430,395	2,513,507
Merit Medical Systems, Inc.(b)	30,668	3,129,363
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
NewAmsterdam Pharma Co. N.V. (Netherlands)(b)(c)	115,276	$2,420,796
Praxis Precision Medicines, Inc.(b)(c)	60,916	2,351,358
PROCEPT BioRobotics Corp.(b)(c)	35,314	2,272,103
Pulse Biosciences, Inc.(b)(c)	162,834	2,981,491
RadNet, Inc.(b)(c)	44,158	2,449,444
Rhythm Pharmaceuticals, Inc.(b)	54,479	2,991,442
Scholar Rock Holding Corp.(b)(c)	132,047	5,126,065
Semler Scientific, Inc.(b)(c)	45,113	1,936,250
Tarsus Pharmaceuticals, Inc.(b)	54,975	2,445,288
Tectonic Therapeutic, Inc.(b)	100,653	2,544,508
TG Therapeutics, Inc.(b)(c)	99,951	3,007,526
Travere Therapeutics, Inc.(b)(c)	173,236	3,707,250
uniQure N.V. (Netherlands)(b)(c)	199,236	2,619,953
Vericel Corp.(b)(c)	51,533	2,643,128
		105,206,935
Industrials-25.97%
ACV Auctions, Inc., Class A(b)(c)	143,782	2,309,139
Apogee Enterprises, Inc.	40,304	1,932,174
Archer Aviation, Inc., Class A(b)(c)	329,614	2,926,972
Argan, Inc.	22,067	2,876,875
Armstrong World Industries, Inc.	20,271	3,114,842
Barrett Business Services, Inc.	68,687	2,764,652
BlackSky Technology, Inc.(b)	277,600	4,016,872
Bloom Energy Corp., Class A(b)(c)	123,981	2,978,024
Byrna Technologies, Inc.(b)(c)	366,295	9,424,770
CBIZ, Inc.(b)	72,141	5,639,262
CECO Environmental Corp.(b)(c)	206,532	5,138,516
Construction Partners, Inc., Class A(b)(c)	34,370	2,493,887
CRA International, Inc.	17,073	3,297,650
CSW Industrials, Inc.	19,821	6,067,010
DXP Enterprises, Inc.(b)	39,358	3,560,718
Enerpac Tool Group Corp.	63,077	2,918,573
Enpro, Inc.	16,560	3,015,245
ESAB Corp.	23,619	2,959,461
ExlService Holdings, Inc.(b)	91,149	4,416,169
Federal Signal Corp.	37,856	3,076,936
Graham Corp.(b)(c)	118,769	4,017,955
Granite Construction, Inc.(c)	40,949	3,381,568
Griffon Corp.	42,009	3,038,931
H&E Equipment Services, Inc.	58,547	5,614,657
Herc Holdings, Inc.(c)	39,649	5,688,839
Huron Consulting Group, Inc.(b)	24,453	3,728,104
Interface, Inc.	119,605	2,419,609
Kadant, Inc.(c)	24,628	9,222,693
Kratos Defense & Security Solutions, Inc.(b)	113,645	2,999,092
Limbach Holdings, Inc.(b)(c)	126,088	10,465,304
LSI Industries, Inc.	155,596	2,876,970
Matson, Inc.	21,437	3,088,429
Miller Industries, Inc.(c)	42,886	2,483,957
Moog, Inc., Class A	15,415	2,628,103
MYR Group, Inc.(b)	21,960	2,694,931
Pitney Bowes, Inc.	399,597	4,327,635
Primoris Services Corp.	39,316	2,820,530
Redwire Corp.(b)(c)	445,621	6,225,325
Resolute Holdings Management, Inc.(b)	15,643	732,390
REV Group, Inc.	90,286	2,753,723
Rocket Lab USA, Inc.(b)(c)	270,140	5,535,169
	Shares	Value
Industrials-(continued)
Rush Enterprises, Inc., Class A	56,589	$3,300,270
Ryder System, Inc.	18,925	3,112,595
SkyWest, Inc.(b)	50,041	4,949,555
Standex International Corp.	15,117	2,811,460
Sterling Infrastructure, Inc.(b)	62,086	7,897,960
Universal Logistics Holdings, Inc.	64,114	1,743,901
VSE Corp.(c)	29,564	3,503,334
Xometry, Inc., Class A(b)(c)	79,450	2,170,574
		191,161,310
Information Technology-15.32%
Agilysys, Inc.(b)	22,900	1,854,671
Alkami Technology, Inc.(b)	77,655	2,394,880
AppFolio, Inc., Class A(b)	11,632	2,495,064
Aurora Innovation, Inc.(b)(c)	413,979	3,009,627
AvePoint, Inc.(b)	176,170	2,631,980
Badger Meter, Inc.	21,793	4,583,722
Bel Fuse, Inc., Class B(c)	96,373	8,086,658
Belden, Inc.	25,484	2,804,005
Climb Global Solutions, Inc.	73,107	8,962,187
CommScope Holding Co., Inc.(b)	1,099,575	6,982,301
CompoSecure, Inc., Class A(c)	187,711	2,504,065
Credo Technology Group Holding Ltd.(b)	114,495	6,317,834
Daktronics, Inc.(b)	492,700	7,518,602
InterDigital, Inc.(c)	15,903	3,397,517
IonQ, Inc.(b)(c)	141,943	3,487,540
Kyndryl Holdings, Inc.(b)	87,692	3,339,311
Mirion Technologies, Inc.(b)	166,324	2,583,012
NextNav, Inc.(b)(c)	207,729	2,179,077
PAR Technology Corp.(b)(c)	38,441	2,641,281
Powerfleet, Inc.(b)(c)	459,109	3,236,718
Q2 Holdings, Inc.(b)	32,353	2,826,682
ReposiTrak, Inc.(c)	186,941	3,671,521
Rigetti Computing, Inc.(b)(c)	1,046,738	8,855,404
Sanmina Corp.(b)	36,999	3,030,958
Semtech Corp.(b)(c)	48,103	1,837,054
SiTime Corp.(b)	12,822	1,989,333
SoundHound AI, Inc., Class A(b)(c)	244,016	2,640,253
Terawulf, Inc.(b)(c)	553,632	2,319,718
Vertex, Inc., Class A(b)(c)	67,296	2,172,988
Weave Communications, Inc.(b)(c)	191,937	2,418,406
		112,772,369
Materials-2.12%
Arq, Inc.(b)(c)	544,824	2,843,981
Century Aluminum Co.(b)	155,978	2,955,783
Coeur Mining, Inc.(b)	492,545	2,536,607
Sylvamo Corp.	38,026	2,703,648
United States Lime & Minerals, Inc.	48,949	4,593,864
		15,633,883
Real Estate-1.72%
Newmark Group, Inc., Class A	219,852	3,225,229
SL Green Realty Corp.	42,064	2,714,811
Tanger, Inc.	104,251	3,695,698
Vornado Realty Trust(c)	71,277	2,996,485
		12,632,223
Total Common Stocks & Other Equity Interests (Cost $677,431,337)		735,812,507
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $128,751)	128,751	$128,751
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $677,560,088)		735,941,258
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.03%
Invesco Private Government Fund, 4.34%(d)(e)(f)	49,007,375	49,007,375
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.47%(d)(e)(f)	127,802,990	$127,841,331
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $176,848,706)		176,848,706
TOTAL INVESTMENTS IN SECURITIES-124.03% (Cost $854,408,794)		912,789,964
OTHER ASSETS LESS LIABILITIES-(24.03)%		(176,845,926)
NET ASSETS-100.00%		$735,944,038

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$9,713,044	$(9,584,293)	$-	$-	$128,751	$13,819
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	46,283,175	241,376,775	(238,652,575)	-	-	49,007,375	1,312,488 *
Invesco Private Prime Fund	125,616,664	499,769,448	(497,529,142)	(10,885)	(4,754)	127,841,331	3,495,839 *
Total	$171,899,839	$750,859,267	$(745,766,010)	$(10,885)	$(4,754)	$176,977,457	$4,822,146

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Automobile Components-10.01%
Adient PLC(b)	11,533	$182,567
American Axle & Manufacturing Holdings, Inc.(b)(c)	15,553	77,143
Dana, Inc.	17,100	254,277
Dorman Products, Inc.(b)(c)	3,599	473,124
Fox Factory Holding Corp.(b)(c)	5,514	152,903
Gentherm, Inc.(b)(c)	4,098	135,562
LCI Industries	3,374	350,289
Patrick Industries, Inc.(c)	4,453	403,442
PHINIA, Inc.	5,573	274,805
Standard Motor Products, Inc.	2,730	77,887
XPEL, Inc.(b)(c)(d)	2,999	100,257
		2,482,256
Automobiles-0.62%
Winnebago Industries, Inc.(c)	3,825	154,568
Broadline Retail-3.75%
Etsy, Inc.(b)(c)	14,906	763,038
Kohl’s Corp.(c)	14,714	167,887
		930,925
Diversified Consumer Services-9.34%
Adtalem Global Education, Inc.(b)	4,968	508,276
Frontdoor, Inc.(b)	10,048	456,983
Mister Car Wash, Inc.(b)(c)	12,362	104,953
Perdoceo Education Corp.	8,171	209,178
Strategic Education, Inc.(c)	3,223	259,548
Stride, Inc.(b)(c)	5,678	776,751
		2,315,689
Hotels, Restaurants & Leisure-16.22%
BJ’s Restaurants, Inc.(b)(c)	3,018	115,076
Bloomin’ Brands, Inc.	9,988	93,688
Brinker International, Inc.(b)(c)	5,886	970,189
Cheesecake Factory, Inc. (The)(c)	6,222	336,175
Cracker Barrel Old Country Store, Inc.(c)	2,937	133,017
Dave & Buster’s Entertainment, Inc.(b)(c)	4,159	86,882
Golden Entertainment, Inc.	2,721	84,596
Jack in the Box, Inc.(c)	2,530	97,253
Monarch Casino & Resort, Inc.	1,678	153,671
Papa John’s International, Inc.(c)	4,318	195,821
PENN Entertainment, Inc.(b)(c)	19,828	426,500
Sabre Corp.(b)(c)	51,040	210,795
Shake Shack, Inc., Class A(b)	5,303	575,906
Six Flags Entertainment Corp.(c)	12,354	543,205
		4,022,774
Household Durables-21.51%
Cavco Industries, Inc.(b)(c)	1,074	563,345
Century Communities, Inc.(c)	3,655	253,767
Champion Homes, Inc.(b)(c)	6,997	717,192
Dream Finders Homes, Inc., Class A(b)(c)	3,624	86,650
Ethan Allen Interiors, Inc.	2,994	85,329
Green Brick Partners, Inc.(b)(c)	4,061	242,563
Helen of Troy Ltd.(b)(c)	3,023	166,356
Installed Building Products, Inc.(c)	3,077	527,398
La-Z-Boy, Inc.	5,533	250,313
Leggett & Platt, Inc.(c)	17,764	162,896
	Shares	Value
Household Durables-(continued)
LGI Homes, Inc.(b)(c)	2,737	$200,978
M/I Homes, Inc.(b)	3,605	422,254
Meritage Homes Corp.	9,587	694,770
Newell Brands, Inc.	55,118	353,857
Sonos, Inc.(b)(c)	16,107	212,934
Tri Pointe Homes, Inc.(b)	12,404	392,711
		5,333,313
Leisure Products-1.79%
Acushnet Holdings Corp.(c)	3,627	233,216
Sturm, Ruger & Co., Inc.(c)	2,221	87,641
Topgolf Callaway Brands Corp.(b)(c)	18,723	122,261
		443,118
Specialty Retail-25.69%
Academy Sports & Outdoors, Inc.(c)	9,316	461,980
Advance Auto Parts, Inc.(c)	7,863	290,145
American Eagle Outfitters, Inc.	23,162	303,190
Asbury Automotive Group, Inc.(b)(c)	2,595	696,498
Bath & Body Works, Inc.	29,029	1,051,721
Boot Barn Holdings, Inc.(b)(c)	4,044	495,107
Buckle, Inc. (The)(c)	3,957	158,478
Caleres, Inc.(c)	4,656	75,241
Foot Locker, Inc.(b)(c)	10,916	189,065
Group 1 Automotive, Inc.	1,722	791,397
Guess?, Inc.(c)	3,598	36,556
MarineMax, Inc.(b)(c)	2,630	66,670
Monro, Inc.(c)	3,962	70,563
National Vision Holdings, Inc.(b)(c)	10,417	132,400
ODP Corp. (The)(b)(c)	3,984	61,991
Sally Beauty Holdings, Inc.(b)(c)	13,477	121,562
Shoe Carnival, Inc.(c)	2,336	51,719
Signet Jewelers Ltd.(c)	5,837	305,392
Sonic Automotive, Inc., Class A(c)	1,935	131,890
Upbound Group, Inc.(c)	6,440	166,281
Urban Outfitters, Inc.(b)	7,458	433,981
Victoria’s Secret & Co.(b)(c)	10,405	278,126
		6,369,953
Textiles, Apparel & Luxury Goods-11.00%
Carter’s, Inc.	4,777	197,147
G-III Apparel Group Ltd.(b)	5,108	138,273
Hanesbrands, Inc.(b)(c)	46,710	281,661
Kontoor Brands, Inc.	6,574	427,573
Oxford Industries, Inc.(c)	1,952	121,083
Steven Madden Ltd.	9,568	313,735
V.F. Corp.	43,843	1,093,006
Wolverine World Wide, Inc.(c)	10,591	156,641
		2,729,119
Total Common Stocks & Other Equity Interests (Cost $25,617,559)		24,781,715
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(e)(f) (Cost $547)	547	$547
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $25,618,106)		24,782,262
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.98%
Invesco Private Government Fund, 4.34%(e)(f)(g)	2,175,978	2,175,978
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.47%(e)(f)(g)	5,751,476	$5,753,201
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,929,337)		7,929,179
TOTAL INVESTMENTS IN SECURITIES-131.91% (Cost $33,547,443)		32,711,441
OTHER ASSETS LESS LIABILITIES-(31.91)%		(7,912,249)
NET ASSETS-100.00%		$24,799,192

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28,
2025 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,786	$189,432	$(194,671)	$-	$-	$547	$161
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,187,096	6,720,433	(6,731,551)	-	-	2,175,978	55,424 *
Invesco Private Prime Fund	5,896,663	6,090,047	(6,232,893)	(232)	(384)	5,753,201	148,077 *
Total	$8,089,545	$12,999,912	$(13,159,115)	$(232)	$(384)	$7,929,726	$203,662

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P SmallCap Consumer Staples ETF (PSCC)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.05%
Beverages-3.72%
MGP Ingredients, Inc.(b)	18,466	$604,577
National Beverage Corp.(b)	30,848	1,228,676
		1,833,253
Consumer Staples Distribution & Retail-24.84%
Andersons, Inc. (The)(b)	42,347	1,811,605
Chefs’ Warehouse, Inc. (The)(b)(c)	45,366	2,839,004
Grocery Outlet Holding Corp.(b)(c)	128,055	1,520,013
PriceSmart, Inc.	31,565	2,821,596
SpartanNash Co.(b)	44,537	899,202
United Natural Foods, Inc.(c)	74,065	2,354,526
		12,245,946
Food Products-38.55%
B&G Foods, Inc.(b)	104,047	695,034
Cal-Maine Foods, Inc.(b)	51,729	4,675,784
Fresh Del Monte Produce, Inc.	44,153	1,346,225
Hain Celestial Group, Inc. (The)(b)(c)	118,545	424,391
J&J Snack Foods Corp.(b)	17,781	2,337,135
John B. Sanfilippo & Son, Inc.(b)	11,884	839,842
Simply Good Foods Co. (The)(b)(c)	115,925	4,376,169
Tootsie Roll Industries, Inc.(b)	21,634	670,438
TreeHouse Foods, Inc.(b)(c)	60,753	1,912,504
WK Kellogg Co.(b)	87,278	1,729,850
		19,007,372
Household Products-17.02%
Central Garden & Pet Co.(b)(c)	10,710	377,956
Central Garden & Pet Co., Class A(b)(c)	58,636	1,845,861
Energizer Holdings, Inc.(b)	66,940	2,057,066
WD-40 Co.(b)	17,226	4,110,468
		8,391,351
Personal Care Products-11.39%
Edgewell Personal Care Co.	64,219	2,020,972
	Shares	Value
Personal Care Products-(continued)
Interparfums, Inc.(b)	22,798	$3,167,098
USANA Health Sciences, Inc.(c)	14,529	429,913
		5,617,983
Tobacco-3.53%
Universal Corp.(b)	32,498	1,742,218
Total Common Stocks & Other Equity Interests (Cost $55,252,358)		48,838,123

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $28,274)	28,274	28,274
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.11% (Cost $55,280,632)		48,866,397
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.37%
Invesco Private Government Fund, 4.34%(d)(e)(f)	3,606,553	3,606,553
Invesco Private Prime Fund, 4.47%(d)(e)(f)	9,395,373	9,398,192
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,004,745)		13,004,745
TOTAL INVESTMENTS IN SECURITIES-125.48% (Cost $68,285,377)		61,871,142
OTHER ASSETS LESS LIABILITIES-(25.48)%		(12,565,219)
NET ASSETS-100.00%		$49,305,923

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,124	$1,221,073	$(1,197,923)	$-	$-	$28,274	$668
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P SmallCap Consumer Staples ETF (PSCC)—(continued)
February 28, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,910,929	$21,875,085	$(22,179,461)	$-	$-	$3,606,553	$92,678 *
Invesco Private Prime Fund	10,205,850	47,476,164	(48,282,656)	(695)	(471)	9,398,192	246,916 *
Total	$14,121,903	$70,572,322	$(71,660,040)	$(695)	$(471)	$13,033,019	$340,262

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P SmallCap Energy ETF (PSCE)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Energy Equipment & Services-45.99%
Archrock, Inc.	222,852	$6,043,746
Atlas Energy Solutions, Inc.(b)	93,677	1,815,460
Bristow Group, Inc.(b)(c)	32,076	1,188,095
Cactus, Inc., Class A	84,802	4,455,497
Core Laboratories, Inc.(b)	61,168	894,888
Helix Energy Solutions Group, Inc.(b)(c)	186,576	1,608,285
Helmerich & Payne, Inc.(b)	109,646	2,906,715
Innovex International, Inc.(b)(c)	49,061	898,307
Liberty Energy, Inc., Class A	197,763	3,415,367
Nabors Industries Ltd.(b)(c)	11,687	469,701
Oceaneering International, Inc.(b)(c)	131,829	2,912,103
Patterson-UTI Energy, Inc.	462,904	3,846,732
ProPetro Holding Corp.(c)	103,258	871,497
RPC, Inc.(b)	107,615	600,492
Tidewater, Inc.(b)(c)	62,795	2,864,708
		34,791,593
Oil, Gas & Consumable Fuels-53.87%
California Resources Corp.(b)	90,999	4,060,375
Comstock Resources, Inc.(b)(c)	118,185	2,124,966
Core Natural Resources, Inc.	61,207	4,544,620
Crescent Energy Co., Class A(b)	227,829	2,875,202
CVR Energy, Inc.	44,532	820,279
Dorian LPG Ltd.(b)	47,404	965,145
Green Plains, Inc.(b)(c)	84,233	494,448
International Seaways, Inc.(b)	52,621	1,753,858
Magnolia Oil & Gas Corp., Class A(b)	243,034	5,689,426
Northern Oil and Gas, Inc.(b)	126,338	3,979,647
Par Pacific Holdings, Inc.(c)	73,051	1,049,743
Peabody Energy Corp.(b)	158,490	2,185,577
REX American Resources Corp.(b)(c)	20,140	777,807
SM Energy Co.(b)	145,562	4,761,333
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
Talos Energy, Inc.(b)(c)	161,783	$1,456,047
Vital Energy, Inc.(b)(c)	35,201	940,219
World Kinect Corp.(b)	75,759	2,268,225
		40,746,917
Total Common Stocks & Other Equity Interests (Cost $93,193,040)		75,538,510

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $62,078)	62,078	62,078
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $93,255,118)		75,600,588
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-33.09%
Invesco Private Government Fund, 4.34%(d)(e)(f)	6,949,707	6,949,707
Invesco Private Prime Fund, 4.47%(d)(e)(f)	18,070,626	18,076,047
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,025,754)		25,025,754
TOTAL INVESTMENTS IN SECURITIES-133.03% (Cost $118,280,872)		100,626,342
OTHER ASSETS LESS LIABILITIES-(33.03)%		(24,984,337)
NET ASSETS-100.00%		$75,642,005

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,378,965	$(1,316,887)	$-	$-	$62,078	$799
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P SmallCap Energy ETF (PSCE)—(continued)
February 28, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$8,734,027	$30,607,354	$(32,391,674)	$-	$-	$6,949,707	$187,362 *
Invesco Private Prime Fund	22,785,041	41,157,360	(45,864,244)	(972)	(1,138)	18,076,047	506,419 *
Total	$31,519,068	$73,143,679	$(79,572,805)	$(972)	$(1,138)	$25,087,832	$694,580

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P SmallCap Financials ETF (PSCF)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Banks-34.04%
Ameris Bancorp	3,826	$247,083
Atlantic Union Bankshares Corp., Class B	5,312	189,479
Axos Financial, Inc.(b)	3,207	214,228
Banc of California, Inc.	8,153	121,235
BancFirst Corp.(c)	1,176	140,367
Bancorp, Inc. (The)(b)	2,829	157,915
Bank of Hawaii Corp.	2,348	169,573
BankUnited, Inc.	4,413	165,841
Banner Corp.(c)	2,039	140,650
Berkshire Hills Bancorp, Inc.	2,474	70,484
Brookline Bancorp, Inc.	5,230	61,714
Capitol Federal Financial, Inc.	7,167	42,429
Cathay General Bancorp	4,205	197,425
Central Pacific Financial Corp.	1,588	46,116
City Holding Co.(c)	864	102,807
Community Financial System, Inc.	3,110	196,832
Customers Bancorp, Inc.(b)(c)	1,731	93,474
CVB Financial Corp.(c)	7,758	156,479
Dime Community Bancshares, Inc., Class B(c)	2,306	71,486
Eagle Bancorp, Inc.(c)	1,773	41,240
FB Financial Corp.(c)	2,075	104,829
First Bancorp (Puerto Rico)	9,639	187,671
First Bancorp/Southern Pines NC(c)	2,449	102,760
First Commonwealth Financial Corp.	6,021	98,985
First Financial Bancorp	5,641	154,620
First Hawaiian, Inc.	7,566	203,601
Fulton Financial Corp.	10,767	213,402
Hanmi Financial Corp.(c)	1,759	42,234
Heritage Financial Corp.(c)	2,005	50,666
Hilltop Holdings, Inc.	2,740	87,653
Hope Bancorp, Inc.	7,084	77,357
Independent Bank Corp.	2,510	172,086
Lakeland Financial Corp.(c)	1,513	100,478
National Bank Holdings Corp., Class A	2,254	94,375
NBT Bancorp, Inc.	2,791	133,270
Northwest Bancshares, Inc.	7,562	95,432
OFG Bancorp (Puerto Rico)	2,720	115,573
Pacific Premier Bancorp, Inc.	5,703	136,245
Park National Corp.(c)	861	143,305
Pathward Financial, Inc.(c)	1,473	114,172
Preferred Bank(c)	728	64,610
Provident Financial Services, Inc.	7,714	140,780
Renasant Corp.(c)	3,759	136,076
S&T Bancorp, Inc.(c)	2,272	91,380
Seacoast Banking Corp. of Florida(c)	5,007	141,598
ServisFirst Bancshares, Inc.	2,967	271,184
Simmons First National Corp., Class A	7,416	162,930
Southside Bancshares, Inc.(c)	1,671	51,383
Stellar Bancorp, Inc.(c)	2,825	82,179
Tompkins Financial Corp.	734	50,565
Triumph Financial, Inc.(b)(c)	1,304	89,780
TrustCo Bank Corp.	1,115	36,806
Trustmark Corp.	3,618	132,383
United Community Banks, Inc.	7,059	227,512
Veritex Holdings, Inc.(c)	3,238	85,289
WaFd, Inc.	4,802	142,091
	Shares	Value
Banks-(continued)
Westamerica Bancorporation	1,586	$82,662
WSFS Financial Corp.	3,487	189,309
		7,234,088
Capital Markets-10.23%
Acadian Asset Management, Inc.	1,642	40,492
Artisan Partners Asset Management, Inc., Class A	4,138	174,706
BGC Group, Inc., Class A	21,909	216,899
Cohen & Steers, Inc.(c)	1,586	138,616
Donnelley Financial Solutions, Inc.(b)(c)	1,573	77,974
Moelis & Co., Class A	4,174	294,851
Piper Sandler Cos.	938	271,664
PJT Partners, Inc., Class A	1,402	223,283
StepStone Group, Inc., Class A	3,738	224,878
StoneX Group, Inc.(b)	1,678	202,484
Virtu Financial, Inc., Class A	4,772	174,464
Virtus Investment Partners, Inc.(c)	387	72,667
WisdomTree, Inc.(c)	6,716	61,250
		2,174,228
Consumer Finance-3.04%
Bread Financial Holdings, Inc.	2,935	158,490
Encore Capital Group, Inc.(b)(c)	1,392	52,499
Enova International, Inc.(b)	1,548	159,970
EZCORP, Inc., Class A(b)	3,023	41,597
Green Dot Corp., Class A(b)	3,156	24,143
Navient Corp.	4,535	64,896
PRA Group, Inc.(b)(c)	2,314	48,432
PROG Holdings, Inc.(c)	2,464	69,904
World Acceptance Corp.(b)	190	25,620
		645,551
Diversified REITs-2.90%
Alexander & Baldwin, Inc.	4,261	77,167
American Assets Trust, Inc.	2,787	62,596
Armada Hoffler Properties, Inc.	4,676	42,925
Essential Properties Realty Trust, Inc.	10,365	339,143
Global Net Lease, Inc.	11,768	94,144
		615,975
Financial Services-9.61%
EVERTEC, Inc. (Puerto Rico)	3,766	140,622
HA Sustainable Infrastructure Capital, Inc.(c)	7,014	201,512
Jackson Financial, Inc., Class A	4,365	399,965
Mr. Cooper Group, Inc.(b)	3,783	425,096
NCR Atleos Corp.(b)(c)	4,292	122,065
NMI Holdings, Inc., Class A(b)(c)	4,675	170,357
Payoneer Global, Inc.(b)(c)	15,175	129,746
Radian Group, Inc.	8,809	289,904
Walker & Dunlop, Inc.	1,895	162,345
		2,041,612
Health Care REITs-2.92%
CareTrust REIT, Inc.	11,080	286,640
LTC Properties, Inc.(c)	2,687	93,749
Medical Properties Trust, Inc.(c)	35,462	209,226
Universal Health Realty Income Trust	749	29,900
		619,515
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Hotel & Resort REITs-2.97%
Apple Hospitality REIT, Inc.	13,203	$195,536
DiamondRock Hospitality Co.	12,312	101,328
Pebblebrook Hotel Trust(c)	7,114	87,858
Summit Hotel Properties, Inc.(c)	6,361	41,155
Sunstone Hotel Investors, Inc.(c)	11,889	124,597
Xenia Hotels & Resorts, Inc.(c)	6,050	81,312
		631,786
Industrial REITs-3.18%
Innovative Industrial Properties, Inc.(c)	1,677	120,660
LXP Industrial Trust(c)	17,413	156,021
Terreno Realty Corp.(c)	5,894	399,731
		676,412
Insurance-9.52%
Ambac Financial Group, Inc.(b)(c)	2,783	27,023
AMERISAFE, Inc.	1,117	57,481
Assured Guaranty Ltd.	2,828	246,969
Employers Holdings, Inc.	1,470	76,146
Genworth Financial, Inc., Class A(b)	25,210	175,209
Goosehead Insurance, Inc., Class A(c)	1,441	177,546
HCI Group, Inc.(c)	498	65,567
Horace Mann Educators Corp.	2,421	102,481
Lincoln National Corp.	10,069	392,691
Mercury General Corp.	1,579	85,155
Palomar Holdings, Inc.(b)(c)	1,562	200,967
ProAssurance Corp.(b)	3,002	46,951
Safety Insurance Group, Inc.(c)	871	66,318
SiriusPoint Ltd. (Sweden)(b)	5,413	83,035
Stewart Information Services Corp.(c)	1,642	116,910
Trupanion, Inc.(b)(c)	1,964	67,837
United Fire Group, Inc., (Acquired 06/13/2017 - 02/21/2025; Cost $53,656)(d)	1,250	35,088
		2,023,374
Mortgage REITs-4.65%
Apollo Commercial Real Estate Finance, Inc.	7,459	75,560
Arbor Realty Trust, Inc.(c)	11,147	137,554
ARMOUR Residential REIT, Inc.	3,272	62,331
Blackstone Mortgage Trust, Inc., Class A(c)	10,236	212,704
Ellington Financial, Inc.	5,320	76,342
Franklin BSP Realty Trust, Inc.(c)	4,801	65,053
KKR Real Estate Finance Trust, Inc.(c)	3,429	38,028
New York Mortgage Trust, Inc.	5,316	37,265
PennyMac Mortgage Investment Trust(c)	5,097	74,671
Ready Capital Corp.(c)	9,890	68,538
Redwood Trust, Inc.(c)	7,761	51,843
Two Harbors Investment Corp.	6,159	87,335
		987,224
Office REITs-3.84%
Brandywine Realty Trust(c)	10,133	51,172
Douglas Emmett, Inc.(c)	9,891	171,114
Easterly Government Properties, Inc.	5,828	65,682
Highwoods Properties, Inc.(c)	6,262	182,412
JBG SMITH Properties, (Acquired 03/17/2023 - 02/21/2025; Cost $73,058)(c)(d)	4,956	76,025
SL Green Realty Corp.	4,180	269,777
		816,182
Real Estate Management & Development-2.07%
Cushman & Wakefield PLC(b)	13,554	161,157
	Shares	Value
Real Estate Management & Development-(continued)
eXp World Holdings, Inc.(c)	4,954	$50,085
Kennedy-Wilson Holdings, Inc.	6,937	67,358
Marcus & Millichap, Inc.	1,413	54,372
St. Joe Co. (The)	2,250	107,933
		440,905
Residential REITs-1.37%
Centerspace(c)	974	64,469
Elme Communities	5,227	90,898
NexPoint Residential Trust, Inc.	1,297	55,187
Veris Residential, Inc.	4,743	80,299
		290,853
Retail REITs-6.65%
Acadia Realty Trust(c)	7,069	163,011
Curbline Properties Corp.	5,592	137,731
Getty Realty Corp.(c)	3,004	94,326
Macerich Co. (The)	14,515	261,851
Phillips Edison & Co., Inc.	7,252	269,774
Saul Centers, Inc.(c)	710	26,589
SITE Centers Corp.(c)	2,823	39,550
Tanger, Inc.(c)	6,546	232,056
Urban Edge Properties	7,380	152,028
Whitestone REIT	2,616	35,630
		1,412,546
Specialized REITs-2.89%
Four Corners Property Trust, Inc.(c)	5,715	164,306
Millrose Properties, Inc.(b)	7,371	168,501
OUTFRONT Media, Inc.	7,949	147,851
Safehold, Inc.(c)	2,684	50,084
Uniti Group, Inc.(c)	14,506	83,265
		614,007
Total Common Stocks & Other Equity Interests (Cost $20,360,009)		21,224,258

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(e)(f) (Cost $3,250)	3,250	3,250
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $20,363,259)		21,227,508
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.50%
Invesco Private Government Fund, 4.34%(e)(f)(g)	1,444,839	1,444,839
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.47%(e)(f)(g)	3,759,873	$3,761,001
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,205,840)		5,205,840
TOTAL INVESTMENTS IN SECURITIES-124.40% (Cost $25,569,099)		26,433,348
OTHER ASSETS LESS LIABILITIES-(24.40)%		(5,184,410)
NET ASSETS-100.00%		$21,248,938

REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)	Restricted security. The aggregate value of these securities at February 28, 2025 was $111,113, which represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,041	$499,372	$(509,163)	$-	$-	$3,250	$279
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,246,920	7,479,062	(7,281,143)	-	-	1,444,839	35,884 *
Invesco Private Prime Fund	3,403,477	16,993,527	(16,635,646)	(251)	(106)	3,761,001	94,926 *
Total	$4,663,438	$24,971,961	$(24,425,952)	$(251)	$(106)	$5,209,090	$131,089

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap Health Care ETF (PSCH)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Biotechnology-22.84%
Acadia Pharmaceuticals, Inc.(b)(c)	138,565	$2,715,874
ADMA Biologics, Inc.(b)	266,019	4,360,052
Alkermes PLC(b)(c)	181,777	6,240,405
Arcus Biosciences, Inc.(b)(c)	75,658	823,916
Arrowhead Pharmaceuticals, Inc.(b)(c)	139,899	2,645,490
Catalyst Pharmaceuticals, Inc.(b)(c)	126,171	2,888,054
Dynavax Technologies Corp.(b)(c)	137,579	1,897,214
Krystal Biotech, Inc.(b)(c)	28,425	5,095,181
Myriad Genetics, Inc.(b)(c)	102,447	1,099,256
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	20,053	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	20,053	0
Protagonist Therapeutics, Inc.(b)	67,070	2,521,161
TG Therapeutics, Inc.(b)(c)	149,893	4,510,280
Vericel Corp.(b)(c)	55,545	2,848,903
Vir Biotechnology, Inc.(b)(c)	102,796	862,459
Xencor, Inc.(b)(c)	78,755	1,209,677
		39,717,922
Health Care Equipment & Supplies-30.13%
Artivion, Inc.(b)(c)	42,473	1,079,239
Avanos Medical, Inc.(b)	51,203	770,605
CONMED Corp.(c)	34,764	2,056,986
Embecta Corp.	64,893	876,055
Enovis Corp.(b)(c)	62,879	2,430,273
Glaukos Corp.(b)(c)	61,952	7,435,479
ICU Medical, Inc.(b)(c)	27,495	4,023,343
Inspire Medical Systems, Inc.(b)(c)	33,662	6,247,331
Integer Holdings Corp.(b)(c)	37,675	4,641,560
Integra LifeSciences Holdings Corp.(b)(c)	74,680	1,733,323
LeMaitre Vascular, Inc.(c)	23,026	2,114,938
Merit Medical Systems, Inc.(b)(c)	65,472	6,680,763
Omnicell, Inc.(b)(c)	52,124	1,983,839
QuidelOrtho Corp.(b)(c)	74,174	2,966,218
STAAR Surgical Co., (Acquired 08/21/2023 - 02/18/2025; Cost $2,314,249)(b)(c)(e)	55,596	972,930
Tandem Diabetes Care, Inc.(b)(c)	73,911	1,636,390
TransMedics Group, Inc.(b)(c)	37,769	2,882,530
UFP Technologies, Inc.(b)(c)	8,205	1,867,376
		52,399,178
Health Care Providers & Services-25.14%
AdaptHealth Corp.(b)(c)	118,790	1,351,830
Addus HomeCare Corp.(b)(c)	20,180	1,932,639
AMN Healthcare Services, Inc.(b)	42,619	1,079,113
Astrana Health, Inc.(b)(c)	46,779	1,187,251
Concentra Group Holdings Parent, Inc.(c)	121,812	2,750,515
CorVel Corp.(b)	30,644	3,379,114
Fulgent Genetics, Inc.(b)(c)	22,493	347,517
Hims & Hers Health, Inc.(b)(c)	214,860	9,688,037
National HealthCare Corp.(c)	13,902	1,295,249
NeoGenomics, Inc.(b)(c)	144,453	1,443,085
Owens & Minor, Inc.(b)(c)	83,128	796,366
Patterson Cos., Inc.(c)	88,283	2,749,133
Pediatrix Medical Group, Inc.(b)	95,119	1,404,908
Premier, Inc., Class A	108,158	1,966,312
Privia Health Group, Inc.(b)(c)	116,138	2,899,966
	Shares	Value
Health Care Providers & Services-(continued)
Progyny, Inc.(b)(c)	83,370	$1,878,326
RadNet, Inc.(b)	73,155	4,057,908
Select Medical Holdings Corp.	117,582	2,138,817
U.S. Physical Therapy, Inc.(c)	16,988	1,376,368
		43,722,454
Health Care Technology-2.47%
Certara, Inc.(b)(c)	123,186	1,475,768
HealthStream, Inc.	26,770	904,023
Schrodinger, Inc.(b)(c)	62,361	1,391,274
Simulations Plus, Inc.(c)	18,109	524,799
		4,295,864
Life Sciences Tools & Services-3.43%
Azenta, Inc.(b)(c)	51,283	2,236,964
BioLife Solutions, Inc.(b)(c)	40,612	974,688
Cytek Biosciences, Inc.(b)(c)	116,239	521,913
Fortrea Holdings, Inc.(b)(c)	100,945	1,398,088
Mesa Laboratories, Inc.	6,054	843,807
		5,975,460
Pharmaceuticals-15.91%
Amphastar Pharmaceuticals, Inc.(b)(c)	42,204	1,199,860
ANI Pharmaceuticals, Inc.(b)(c)	18,579	1,149,854
Collegium Pharmaceutical, Inc.(b)(c)	36,039	1,046,933
Corcept Therapeutics, Inc.(b)(c)	104,766	6,346,724
Harmony Biosciences Holdings, Inc.(b)(c)	43,000	1,455,550
Innoviva, Inc.(b)(c)	61,677	1,105,252
Ligand Pharmaceuticals, Inc.(b)(c)	21,263	2,598,976
Organon & Co.(c)	289,213	4,312,166
Pacira BioSciences, Inc.(b)(c)	51,961	1,249,662
Phibro Animal Health Corp., Class A	22,655	515,175
Prestige Consumer Healthcare, Inc.(b)(c)	55,486	4,702,439
Supernus Pharmaceuticals, Inc.(b)(c)	62,141	1,992,240
		27,674,831
Total Common Stocks & Other Equity Interests (Cost $178,209,767)		173,785,709

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(f)(g) (Cost $65,598)	65,598	65,598
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $178,275,365)		173,851,307
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-30.30%
Invesco Private Government Fund, 4.34%(f)(g)(h)	14,171,604	14,171,604
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap Health Care ETF (PSCH)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.47%(f)(g)(h)	38,525,209	$38,536,767
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,708,371)		52,708,371
TOTAL INVESTMENTS IN SECURITIES-130.26% (Cost $230,983,736)		226,559,678
OTHER ASSETS LESS LIABILITIES-(30.26)%		(52,629,509)
NET ASSETS-100.00%		$173,930,169

Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	Restricted security. The value of this security at February 28, 2025 represented less than 1% of the Fund’s Net Assets.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$50,692	$556,343	$(541,437)	$-	$-	$65,598	$1,353
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,787,300	32,192,198	(37,807,894)	-	-	14,171,604	399,409 *
Invesco Private Prime Fund	47,860,367	61,986,249	(71,305,574)	(4,231)	(44)	38,536,767	1,058,084 *
Total	$67,698,359	$94,734,790	$(109,654,905)	$(4,231)	$(44)	$52,773,969	$1,458,846

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap Industrials ETF (PSCI)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Aerospace & Defense-6.77%
AAR Corp.(b)	30,884	$2,008,078
AeroVironment, Inc.(b)(c)	24,522	3,668,982
Mercury Systems, Inc.(b)(c)	44,382	1,971,004
Moog, Inc., Class A	25,252	4,305,213
National Presto Industries, Inc.	4,476	455,388
Triumph Group, Inc.(b)	67,728	1,718,937
		14,127,602
Air Freight & Logistics-1.23%
Forward Air Corp.(b)(c)	17,494	393,090
Hub Group, Inc., Class A	53,225	2,187,548
		2,580,638
Building Products-14.60%
American Woodmark Corp.(b)	13,569	842,364
Apogee Enterprises, Inc.	19,213	921,071
Armstrong World Industries, Inc.	38,244	5,876,573
AZZ, Inc.(c)	26,160	2,514,238
CSW Industrials, Inc.	14,762	4,518,501
Gibraltar Industries, Inc.(b)	26,566	1,745,652
Griffon Corp.	34,754	2,514,104
Hayward Holdings, Inc.(b)(c)	124,492	1,803,889
Insteel Industries, Inc.(c)	17,033	479,309
MasterBrand, Inc.(b)	111,290	1,556,947
Quanex Building Products Corp.(c)	41,167	794,111
Resideo Technologies, Inc.(b)	128,687	2,472,077
Zurn Elkay Water Solutions Corp.(c)	124,824	4,422,514
		30,461,350
Commercial Services & Supplies-12.73%
ABM Industries, Inc.	54,979	2,987,009
Brady Corp., Class A	38,567	2,794,950
CoreCivic, Inc.(b)(c)	96,553	1,811,334
Deluxe Corp.	38,764	638,055
Enviri Corp.(b)	70,165	456,073
GEO Group, Inc. (The)(b)(c)	119,152	3,259,999
Healthcare Services Group, Inc.(b)	64,173	673,817
HNI Corp.	41,856	1,950,071
Interface, Inc.	51,051	1,032,762
Liquidity Services, Inc.(b)(c)	19,515	653,362
Matthews International Corp., Class A(c)	26,792	667,657
MillerKnoll, Inc.	60,561	1,302,061
OPENLANE, Inc.(b)(c)	93,551	2,086,187
Pitney Bowes, Inc.	138,413	1,499,013
Pursuit Attractions and Hospitality, Inc.(b)(c)	18,565	737,031
UniFirst Corp.	13,145	2,825,123
Vestis Corp.	100,159	1,186,884
		26,561,388
Construction & Engineering-6.95%
Arcosa, Inc.	42,709	3,582,431
Dycom Industries, Inc.(b)	25,484	4,175,808
Everus Construction Group, Inc.(b)	44,630	1,856,608
Granite Construction, Inc.(c)	38,275	3,160,750
MYR Group, Inc.(b)	14,117	1,732,438
		14,508,035
Electrical Equipment-1.96%
Powell Industries, Inc.(c)	8,187	1,389,416
	Shares	Value
Electrical Equipment-(continued)
Sunrun, Inc.(b)(c)	196,429	$1,424,110
Vicor Corp.(b)(c)	20,176	1,277,746
		4,091,272
Ground Transportation-4.10%
ArcBest Corp.	20,488	1,613,840
Heartland Express, Inc.	37,802	390,117
Hertz Global Holdings, Inc.(b)(c)	107,414	447,916
Marten Transport Ltd.	50,634	745,333
RXO, Inc.(b)(c)	122,488	2,507,329
Schneider National, Inc., Class B	41,153	1,085,616
Werner Enterprises, Inc.(c)	54,118	1,762,082
		8,552,233
Machinery-26.64%
Alamo Group, Inc.	9,082	1,589,168
Albany International Corp., Class A	27,406	2,098,478
Astec Industries, Inc.	19,965	710,355
Enerpac Tool Group Corp.	47,451	2,195,558
Enpro, Inc.	18,380	3,346,630
ESCO Technologies, Inc.	22,549	3,717,879
Federal Signal Corp.	53,625	4,358,640
Franklin Electric Co., Inc.	34,402	3,514,164
Gates Industrial Corp. PLC(b)(c)	199,003	4,306,425
Greenbrier Cos., Inc. (The)	27,457	1,543,083
Hillenbrand, Inc.	61,489	1,838,521
JBT Marel Corp.(c)	40,834	5,390,088
Kadant, Inc.(c)	10,284	3,851,152
Kennametal, Inc.(c)	68,057	1,506,101
Lindsay Corp.	9,497	1,254,744
Proto Labs, Inc.(b)(c)	21,461	855,865
SPX Technologies, Inc.(b)	40,671	5,923,731
Standex International Corp.	10,579	1,967,483
Tennant Co.	16,525	1,430,404
Titan International, Inc.(b)(c)	42,015	357,968
Trinity Industries, Inc.(c)	71,941	2,236,646
Wabash National Corp.(c)	37,946	444,348
Worthington Enterprises, Inc.	27,284	1,145,655
		55,583,086
Marine Transportation-2.01%
Matson, Inc.	29,078	4,189,268
Passenger Airlines-7.06%
Alaska Air Group, Inc.(b)(c)	111,342	8,047,800
Allegiant Travel Co.(c)	12,735	936,022
JetBlue Airways Corp.(b)(c)	261,201	1,703,031
SkyWest, Inc.(b)	35,311	3,492,611
Sun Country Airlines Holdings, Inc.(b)(c)	34,303	552,621
		14,732,085
Professional Services-8.06%
Amentum Holdings, Inc.(b)	108,647	2,133,827
CSG Systems International, Inc.	24,382	1,567,763
Heidrick & Struggles International, Inc.	17,869	732,450
Korn Ferry	45,540	2,989,701
NV5 Global, Inc.(b)	45,579	822,701
Robert Half, Inc.(c)	89,061	5,262,614
Verra Mobility Corp., Class A(b)	144,301	3,303,050
		16,812,106
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap Industrials ETF (PSCI)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Trading Companies & Distributors-7.79%
Air Lease Corp., Class A	90,928	$4,357,270
Boise Cascade Co.	33,627	3,485,775
DNOW, Inc.(b)	92,678	1,480,994
DXP Enterprises, Inc.(b)	11,131	1,007,021
GMS, Inc.(b)(c)	34,397	2,738,345
Rush Enterprises, Inc., Class A	54,577	3,182,931
		16,252,336
Total Common Stocks & Other Equity Interests (Cost $181,406,326)		208,451,399

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $112,945)	112,945	112,945
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $181,519,271)		208,564,344
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.89%
Invesco Private Government Fund, 4.34%(d)(e)(f)	10,941,961	$10,941,961
Invesco Private Prime Fund, 4.47%(d)(e)(f)	28,462,616	28,471,155
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $39,413,116)		39,413,116
TOTAL INVESTMENTS IN SECURITIES-118.84% (Cost $220,932,387)		247,977,460
OTHER ASSETS LESS LIABILITIES-(18.84)%		(39,316,659)
NET ASSETS-100.00%		$208,660,801

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$66,721	$1,451,655	$(1,405,431)	$-	$-	$112,945	$2,514
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,467,736	60,801,188	(56,326,963)	-	-	10,941,961	200,106 *
Invesco Private Prime Fund	17,590,083	129,669,157	(118,785,693)	(865)	(1,527)	28,471,155	532,286 *
Total	$24,124,540	$191,922,000	$(176,518,087)	$(865)	$(1,527)	$39,526,061	$734,906

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap Information Technology ETF (PSCT)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Communications Equipment-7.32%
Calix, Inc.(b)	103,937	$3,847,748
Digi International, Inc.(b)(c)	64,128	1,958,469
Extreme Networks, Inc.(b)	232,693	3,595,107
Harmonic, Inc.(b)(c)	205,209	2,115,705
NetScout Systems, Inc.(b)(c)	126,296	2,840,397
Viasat, Inc.(b)(c)	149,229	1,304,261
Viavi Solutions, Inc.(b)(c)	390,620	4,367,131
		20,028,818
Electronic Equipment, Instruments & Components-29.40%
Advanced Energy Industries, Inc.(c)	66,343	7,640,723
Arlo Technologies, Inc.(b)(c)	176,704	2,541,004
Badger Meter, Inc.	51,795	10,894,042
Benchmark Electronics, Inc.	63,392	2,533,144
CTS Corp.(c)	53,036	2,368,588
ePlus, Inc.(b)(c)	46,723	3,008,027
Insight Enterprises, Inc.(b)(c)	48,102	7,401,936
Itron, Inc.(b)	79,406	8,646,519
Knowles Corp.(b)(c)	155,092	2,572,976
OSI Systems, Inc.(b)(c)	27,368	5,643,555
PC Connection, Inc.(c)	21,758	1,388,161
Plexus Corp.(b)(c)	47,947	6,373,115
Rogers Corp.(b)	29,904	2,390,526
Sanmina Corp.(b)	96,236	7,883,653
ScanSource, Inc.(b)(c)	38,590	1,412,780
TTM Technologies, Inc.(b)(c)	179,570	4,329,433
Vishay Intertechnology, Inc.	198,299	3,398,845
		80,427,027
IT Services-4.65%
DigitalOcean Holdings, Inc.(b)(c)	112,132	4,804,856
DXC Technology Co.(b)	318,788	5,856,136
Grid Dynamics Holdings, Inc.(b)(c)	108,723	2,046,167
		12,707,159
Semiconductors & Semiconductor Equipment-22.95%
Alpha & Omega Semiconductor Ltd.(b)(c)	41,922	1,269,398
Axcelis Technologies, Inc.(b)(c)	57,244	3,136,399
CEVA, Inc.(b)(c)	41,608	1,425,490
Cohu, Inc.(b)(c)	82,088	1,613,850
Diodes, Inc.(b)(c)	81,594	4,029,112
FormFactor, Inc.(b)(c)	136,394	4,541,920
Ichor Holdings Ltd.(b)	59,404	1,739,943
Impinj, Inc.(b)(c)	40,353	3,900,521
Kulicke & Soffa Industries, Inc. (Singapore)(c)	94,869	3,630,637
MaxLinear, Inc.(b)	135,194	1,975,184
PDF Solutions, Inc.(b)(c)	54,624	1,230,133
Penguin Solutions, Inc.(b)(c)	93,846	1,870,351
Photronics, Inc.(b)(c)	111,568	2,325,077
Qorvo, Inc.(b)(c)	166,465	12,100,341
Semtech Corp.(b)(c)	148,549	5,673,086
SiTime Corp.(b)	33,325	5,170,374
SolarEdge Technologies, Inc.(b)(c)	102,051	1,682,821
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Ultra Clean Holdings, Inc.(b)(c)	79,353	$1,952,084
Veeco Instruments, Inc.(b)(c)	99,988	2,223,733
Wolfspeed, Inc.(b)(c)	224,907	1,299,962
		62,790,416
Software-31.42%
A10 Networks, Inc.	129,962	2,701,910
ACI Worldwide, Inc.(b)(c)	184,713	10,593,291
Adeia, Inc.	192,420	3,024,842
Agilysys, Inc.(b)(c)	39,376	3,189,062
Alarm.com Holdings, Inc.(b)(c)	87,045	5,056,444
BlackLine, Inc.(b)(c)	91,334	4,411,432
Box, Inc., Class A(b)(c)	252,228	8,247,856
Clear Secure, Inc., Class A	165,563	3,925,499
DoubleVerify Holdings, Inc.(b)(c)	247,260	3,436,914
InterDigital, Inc.(c)	44,632	9,535,181
LiveRamp Holdings, Inc.(b)(c)	114,932	3,434,168
MARA Holdings, Inc.(b)(c)	566,755	7,889,230
N-able, Inc.(b)(c)	124,306	1,246,789
NCR Voyix Corp.(b)(c)	257,055	2,899,580
Progress Software Corp.(c)	75,558	4,128,489
SolarWinds Corp.(c)	96,123	1,760,012
Sprinklr, Inc., Class A(b)(c)	195,379	1,654,860
SPS Commerce, Inc.(b)	66,159	8,812,379
		85,947,938
Technology Hardware, Storage & Peripherals-4.31%
Corsair Gaming, Inc.(b)(c)	79,284	930,794
Sandisk Corp.(b)(c)	202,932	9,507,364
Xerox Holdings Corp.(c)	203,695	1,350,498
		11,788,656
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $256,617,367)		273,690,014
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.81%
Invesco Private Government Fund, 4.34%(d)(e)(f)	24,869,655	24,869,655
Invesco Private Prime Fund, 4.47%(d)(e)(f)	64,851,792	64,871,248
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $89,740,903)		89,740,903
TOTAL INVESTMENTS IN SECURITIES-132.86% (Cost $346,358,270)		363,430,917
OTHER ASSETS LESS LIABILITIES-(32.86)%		(89,892,356)
NET ASSETS-100.00%		$273,538,561
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap Information Technology ETF (PSCT)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,012	$5,809,415	$(5,833,427)	$-	$-	$-	$1,998
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,293,727	84,000,677	(78,424,749)	-	-	24,869,655	616,224 *
Invesco Private Prime Fund	50,010,784	166,759,364	(151,892,980)	(4,344)	(1,576)	64,871,248	1,640,154 *
Total	$69,328,523	$256,569,456	$(236,151,156)	$(4,344)	$(1,576)	$89,740,903	$2,258,376

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P SmallCap Materials ETF (PSCM)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Chemicals-44.82%
AdvanSix, Inc.	7,667	$214,063
Balchem Corp.	9,253	1,610,300
H.B. Fuller Co.(b)	15,548	882,193
Hawkins, Inc.	5,471	574,400
Ingevity Corp.(b)(c)	10,451	498,095
Innospec, Inc.(b)	7,173	741,760
Koppers Holdings, Inc.	5,813	169,216
Mativ Holdings, Inc., Class A(b)	15,585	105,355
Minerals Technologies, Inc.	9,168	630,208
Quaker Chemical Corp.(b)	3,938	547,461
Sensient Technologies Corp.	10,980	762,012
Stepan Co.	6,081	375,562
		7,110,625
Containers & Packaging-12.15%
O-I Glass, Inc.(b)(c)	44,463	509,991
Sealed Air Corp.	41,456	1,416,966
		1,926,957
Metals & Mining-38.71%
Alpha Metallurgical Resources, Inc.(b)(c)	3,143	432,225
ATI, Inc.(c)	40,592	2,360,831
Century Aluminum Co.(b)(c)	14,952	283,341
Kaiser Aluminum Corp.	4,586	324,505
Materion Corp.	5,966	545,054
Metallus, Inc.(b)(c)	10,725	154,869
MP Materials Corp.(b)(c)	34,784	835,164
SunCoke Energy, Inc.	24,120	218,768
Warrior Met Coal, Inc.(b)	14,886	716,612
Worthington Steel, Inc.(b)	10,081	268,860
		6,140,229
	Shares	Value
Paper & Forest Products-4.24%
Sylvamo Corp.(b)	9,452	$672,037
Total Common Stocks & Other Equity Interests (Cost $16,705,711)		15,849,848

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $5,621)	5,621	5,621
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $16,711,332)		15,855,469
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.27%
Invesco Private Government Fund, 4.34%(d)(e)(f)	1,070,058	1,070,058
Invesco Private Prime Fund, 4.47%(d)(e)(f)	2,779,056	2,779,890
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,849,948)		3,849,948
TOTAL INVESTMENTS IN SECURITIES-124.22% (Cost $20,561,280)		19,705,417
OTHER ASSETS LESS LIABILITIES-(24.22)%		(3,842,495)
NET ASSETS-100.00%		$15,862,922

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,205	$398,570	$(400,154)	$-	$-	$5,621	$357
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P SmallCap Materials ETF (PSCM)—(continued)
February 28, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$816,311	$7,633,973	$(7,380,226)	$-	$-	$1,070,058	$19,973 *
Invesco Private Prime Fund	2,129,762	15,888,429	(15,238,225)	(68)	(8)	2,779,890	53,942 *
Total	$2,953,278	$23,920,972	$(23,018,605)	$(68)	$(8)	$3,855,569	$74,272

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Diversified Telecommunication Services-11.30%
Cogent Communications Holdings, Inc.(b)	8,237	$601,878
Lumen Technologies, Inc.(b)(c)	197,823	933,724
Shenandoah Telecommunications Co.(b)	8,939	96,631
		1,632,233
Electric Utilities-8.99%
MGE Energy, Inc.	7,061	648,058
Otter Tail Corp.(b)	8,153	650,039
		1,298,097
Entertainment-8.29%
Cinemark Holdings, Inc.(c)	20,813	533,021
Madison Square Garden Sports Corp., Class A(c)	3,263	664,641
		1,197,662
Gas Utilities-10.87%
Chesapeake Utilities Corp.(b)	4,441	563,696
MDU Resources Group, Inc.	39,752	685,722
Northwest Natural Holding Co.(b)	7,813	319,396
		1,568,814
Independent Power and Renewable Electricity Producers-4.37%
Clearway Energy, Inc., Class A	6,736	178,234
Clearway Energy, Inc., Class C	16,142	452,299
		630,533
Interactive Media & Services-19.11%
CarGurus, Inc.(b)(c)	17,150	552,058
Cars.com, Inc.(b)(c)	11,608	153,226
IAC, Inc.(b)(c)	13,813	638,437
QuinStreet, Inc.(b)(c)	10,962	214,636
Shutterstock, Inc.	4,692	100,831
TripAdvisor, Inc.(b)(c)	21,465	317,682
Yelp, Inc.(b)(c)	12,839	440,506
Ziff Davis, Inc.(b)(c)	8,338	342,358
		2,759,734
Media-15.10%
Cable One, Inc.(b)	898	233,642
EchoStar Corp., Class A(b)(c)	23,552	735,529
John Wiley & Sons, Inc., Class A(b)	8,038	320,555
Scholastic Corp.(b)	4,874	106,692
TechTarget, Inc.(b)(c)	5,152	75,580
TEGNA, Inc.	31,418	571,808
Thryv Holdings, Inc.(b)(c)	7,888	135,989
		2,179,795
	Shares	Value
Multi-Utilities-5.50%
Avista Corp.(b)	15,446	$617,376
Unitil Corp.	3,157	177,108
		794,484
Water Utilities-10.92%
American States Water Co.	7,372	564,253
California Water Service Group	11,594	526,947
Middlesex Water Co.	3,484	174,653
SJW Group	5,892	310,332
		1,576,185
Wireless Telecommunication Services-5.34%
Gogo, Inc.(b)(c)	11,548	84,647
Telephone and Data Systems, Inc.(b)	19,005	686,080
		770,727
Total Common Stocks & Other Equity Interests (Cost $14,376,256)		14,408,264

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $7,536)	7,536	7,536
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $14,383,792)		14,415,800
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.56%
Invesco Private Government Fund, 4.34%(d)(e)(f)	1,307,825	1,307,825
Invesco Private Prime Fund, 4.47%(d)(e)(f)	3,392,713	3,393,731
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,701,556)		4,701,556
TOTAL INVESTMENTS IN SECURITIES-132.40% (Cost $19,085,348)		19,117,356
OTHER ASSETS LESS LIABILITIES-(32.40)%		(4,678,118)
NET ASSETS-100.00%		$14,439,238
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$261,156	$(253,620)	$-	$-	$7,536	$391
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,451,434	7,340,553	(7,484,162)	-	-	1,307,825	38,336 *
Invesco Private Prime Fund	3,780,347	14,097,273	(14,483,415)	(158)	(316)	3,393,731	101,119 *
Total	$5,231,781	$21,698,982	$(22,221,197)	$(158)	$(316)	$4,709,092	$139,846

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

25

Statements of Assets and Liabilities
February 28, 2025
(Unaudited)

	Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)	Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	Invesco S&P SmallCap Consumer Staples ETF (PSCC)	Invesco S&P SmallCap Energy ETF (PSCE)
Assets:
Unaffiliated investments in securities, at value(a)	$735,812,507	$24,781,715	$48,838,123	$75,538,510
Affiliated investments in securities, at value	176,977,457	7,929,726	13,033,019	25,087,832
Cash	-	-	-	3,727
Receivable for:
Dividends	211,559	22,127	34,974	53,949
Securities lending	155,705	808	1,388	2,733
Investments sold	851,486	-	779,676	430,728
Total assets	914,008,714	32,734,376	62,687,180	101,117,479
Liabilities:
Due to custodian	-	-	-	-
Payable for:
Collateral upon return of securities loaned	176,848,706	7,929,337	13,004,745	25,025,754
Fund shares repurchased	851,787	-	365,229	431,262
Accrued unitary management fees	364,183	5,847	11,283	18,458
Total liabilities	178,064,676	7,935,184	13,381,257	25,475,474
Net Assets	$735,944,038	$24,799,192	$49,305,923	$75,642,005
Net assets consist of:
Shares of beneficial interest	$1,137,215,439	$43,892,451	$71,951,975	$166,617,085
Distributable earnings (loss)	(401,271,401)	(19,093,259)	(22,646,052)	(90,975,080)
Net Assets	$735,944,038	$24,799,192	$49,305,923	$75,642,005
Shares outstanding (unlimited amount authorized, $0.01 par value)	8,640,000	240,000	1,350,000	1,753,970
Net asset value	$85.18	$103.33	$36.52	$43.13
Market price	$85.11	$103.29	$36.52	$43.09
Unaffiliated investments in securities, at cost	$677,431,337	$25,617,559	$55,252,358	$93,193,040
Affiliated investments in securities, at cost	$176,977,457	$7,929,884	$13,033,019	$25,087,832
(a)Includes securities on loan with an aggregate value of:	$176,083,986	$7,825,893	$12,734,964	$23,962,710
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap Financials ETF (PSCF)	Invesco S&P SmallCap Health Care ETF (PSCH)	Invesco S&P SmallCap Industrials ETF (PSCI)	Invesco S&P SmallCap Information Technology ETF (PSCT)	Invesco S&P SmallCap Materials ETF (PSCM)	Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

$21,224,258	$173,785,709	$208,451,399	$273,690,014	$15,849,848	$14,408,264
5,209,090	52,773,969	39,526,061	89,740,903	3,855,569	4,709,092
-	-	-	-	-	-

24,850	114,754	144,454	36,362	10,906	26,493
1,042	5,402	2,399	9,383	338	430
-	-	1,302,490	-	-	-
26,459,240	226,679,834	249,426,803	363,476,662	19,716,661	19,144,279

-	-	-	130,694	-	-

5,205,840	52,708,371	39,413,116	89,740,903	3,849,948	4,701,556
-	-	1,304,130	-	-	-
4,462	41,294	48,756	66,504	3,791	3,485
5,210,302	52,749,665	40,766,002	89,938,101	3,853,739	4,705,041
$21,248,938	$173,930,169	$208,660,801	$273,538,561	$15,862,922	$14,439,238

$29,781,883	$358,921,856	$180,978,860	$296,596,211	$20,970,105	$25,116,621
(8,532,945)	(184,991,687)	27,681,941	(23,057,650)	(5,107,183)	(10,677,383)
$21,248,938	$173,930,169	$208,660,801	$273,538,561	$15,862,922	$14,439,238
380,000	3,930,000	1,600,000	6,280,000	220,000	250,000
$55.92	$44.26	$130.41	$43.56	$72.10	$57.76
$55.88	$44.23	$130.34	$43.55	$72.08	$57.70
$20,360,009	$178,209,767	$181,406,326	$256,617,367	$16,705,711	$14,376,256
$5,209,090	$52,773,969	$39,526,061	$89,740,903	$3,855,569	$4,709,092
$5,155,527	$51,767,322	$38,777,133	$87,382,324	$3,693,527	$4,652,971

27

Statements of Operations
For the six months ended February 28, 2025
(Unaudited)

	Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)	Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	Invesco S&P SmallCap Consumer Staples ETF (PSCC)	Invesco S&P SmallCap Energy ETF (PSCE)
Investment income:
Unaffiliated dividend income	$2,506,168	$162,015	$485,694	$773,842
Affiliated dividend income	13,819	161	668	799
Non-cash dividend income	596,671	-	-	-
Securities lending income, net	1,032,636	5,907	9,415	21,696
Foreign withholding tax	(16,461)	-	-	-
Total investment income	4,132,833	168,083	495,777	796,337
Expenses:
Unitary management fees	2,862,977	37,957	75,873	131,622
Less: Waivers	(269)	(3)	(13)	(15)
Net expenses	2,862,708	37,954	75,860	131,607
Net investment income (loss)	1,270,125	130,129	419,917	664,730
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	19,056,626	(1,070,275)	(2,488,458)	(4,536,664)
Affiliated investment securities	(4,754)	(384)	(471)	(1,138)
In-kind redemptions	39,270,152	-	491,331	2,102,622
Net realized gain (loss)	58,322,024	(1,070,659)	(1,997,598)	(2,435,180)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(120,123,167)	231,612	120,825	(15,843,548)
Affiliated investment securities	(10,885)	(232)	(695)	(972)
Change in net unrealized appreciation (depreciation)	(120,134,052)	231,380	120,130	(15,844,520)
Net realized and unrealized gain (loss)	(61,812,028)	(839,279)	(1,877,468)	(18,279,700)
Net increase (decrease) in net assets resulting from operations	$(60,541,903)	$(709,150)	$(1,457,551)	$(17,614,970)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P SmallCap Financials ETF (PSCF)	Invesco S&P SmallCap Health Care ETF (PSCH)	Invesco S&P SmallCap Industrials ETF (PSCI)	Invesco S&P SmallCap Information Technology ETF (PSCT)	Invesco S&P SmallCap Materials ETF (PSCM)	Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

$344,031	$339,936	$978,096	$341,916	$88,029	$144,915
279	1,353	2,514	1,998	357	391
-	-	-	-	-	-
6,759	39,379	20,361	67,809	2,484	3,793
(627)	-	-	-	-	-
350,442	380,668	1,000,971	411,723	90,870	149,099

29,567	271,959	303,620	452,836	25,905	26,891
(6)	(27)	(49)	(39)	(7)	(8)
29,561	271,932	303,571	452,797	25,898	26,883
320,881	108,736	697,400	(41,074)	64,972	122,216

(268,849)	(459,240)	180,427	(1,167,369)	(740,039)	(342,316)
(106)	(44)	(1,527)	(1,576)	(8)	(316)
993,125	2,458,333	6,320,987	19,406,045	2,053,302	1,646,270
724,170	1,999,049	6,499,887	18,237,100	1,313,255	1,303,638

(268,550)	(13,791,551)	(7,603,298)	(45,768,279)	(2,949,241)	(899,671)
(251)	(4,231)	(865)	(4,344)	(68)	(158)
(268,801)	(13,795,782)	(7,604,163)	(45,772,623)	(2,949,309)	(899,829)
455,369	(11,796,733)	(1,104,276)	(27,535,523)	(1,636,054)	403,809
$776,250	$(11,687,997)	$(406,876)	$(27,576,597)	$(1,571,082)	$526,025

29

Statements of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)		Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Operations:
Net investment income	$1,270,125	$1,687,376	$130,129	$436,982
Net realized gain (loss)	58,322,024	49,765,508	(1,070,659)	1,675,039
Change in net unrealized appreciation (depreciation)	(120,134,052)	78,380,002	231,380	3,067,533
Net increase (decrease) in net assets resulting from operations	(60,541,903)	129,832,886	(709,150)	5,179,554
Distributions to Shareholders from:
Distributable earnings	(6,226,087)	(9,945,867)	(176,640)	(416,140)
Shareholder Transactions:
Proceeds from shares sold	69,656,748	498,976,454	-	13,648,566
Value of shares repurchased	(232,343,403)	(370,047,645)	-	(19,447,787)
Net increase (decrease) in net assets resulting from share transactions	(162,686,655)	128,928,809	-	(5,799,221)
Net increase (decrease) in net assets	(229,454,645)	248,815,828	(885,790)	(1,035,807)
Net assets:
Beginning of period	965,398,683	716,582,855	25,684,982	26,720,789
End of period	$735,944,038	$965,398,683	$24,799,192	$25,684,982
Changes in Shares Outstanding:
Shares sold	740,000	5,710,000	-	140,000
Shares repurchased	(2,560,000)	(4,180,000)	-	(190,000)
Shares outstanding, beginning of period	10,460,000	8,930,000	240,000	290,000
Shares outstanding, end of period	8,640,000	10,460,000	240,000	240,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P SmallCap Consumer Staples ETF (PSCC)		Invesco S&P SmallCap Energy ETF (PSCE)		Invesco S&P SmallCap Financials ETF (PSCF)
Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024

$419,917	$1,307,080	$664,730	$3,778,940	$320,881	$587,237
(1,997,598)	9,028,729	(2,435,180)	9,238,235	724,170	(1,387,305)
120,130	(9,973,112)	(15,844,520)	(27,015,232)	(268,801)	5,471,775
(1,457,551)	362,697	(17,614,970)	(13,998,057)	776,250	4,671,707

(552,520)	(1,220,835)	(847,731)	(4,298,739)	(321,206)	(573,846)

1,186,090	32,849,166	23,793,069	44,162,487	4,445,816	1,529,206
(4,887,844)	(65,656,116)	(23,938,070)	(178,274,710)	(4,178,661)	(7,293,723)
(3,701,754)	(32,806,950)	(145,001)	(134,112,223)	267,155	(5,764,517)
(5,711,825)	(33,665,088)	(18,607,702)	(152,409,019)	722,199	(1,666,656)

55,017,748	88,682,836	94,249,707	246,658,726	20,526,739	22,193,395
$49,305,923	$55,017,748	$75,642,005	$94,249,707	$21,248,938	$20,526,739

30,000	860,000	460,000	820,000	80,000	30,000
(130,000)	(1,790,000)	(500,000)	(3,420,000)	(70,000)	(160,000)
1,450,000	2,380,000	1,793,970	4,393,970	370,000	500,000
1,350,000	1,450,000	1,753,970	1,793,970	380,000	370,000

31

Statements of Changes in Net Assets—(continued)
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco S&P SmallCap Health Care ETF (PSCH)		Invesco S&P SmallCap Industrials ETF (PSCI)
	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Operations:
Net investment income (loss)	$108,736	$653,654	$697,400	$1,152,457
Net realized gain (loss)	1,999,049	(24,328,043)	6,499,887	9,828,956
Change in net unrealized appreciation (depreciation)	(13,795,782)	48,256,586	(7,604,163)	27,177,401
Net increase (decrease) in net assets resulting from operations	(11,687,997)	24,582,197	(406,876)	38,158,814
Distributions to Shareholders from:
Distributable earnings	(72,760)	(514,396)	(870,680)	(1,125,992)
Shareholder Transactions:
Proceeds from shares sold	1,871,424	18,857,809	39,335,324	61,348,821
Value of shares repurchased	(21,275,747)	(94,067,044)	(25,319,834)	(36,381,572)
Net increase (decrease) in net assets resulting from share transactions	(19,404,323)	(75,209,235)	14,015,490	24,967,249
Net increase (decrease) in net assets	(31,165,080)	(51,141,434)	12,737,934	62,000,071
Net assets:
Beginning of period	205,095,249	256,236,683	195,922,867	133,922,796
End of period	$173,930,169	$205,095,249	$208,660,801	$195,922,867
Changes in Shares Outstanding:
Shares sold	40,000	440,000	280,000	530,000
Shares repurchased	(460,000)	(2,280,000)	(190,000)	(310,000)
Shares outstanding, beginning of period	4,350,000	6,190,000	1,510,000	1,290,000
Shares outstanding, end of period	3,930,000	4,350,000	1,600,000	1,510,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P SmallCap Information Technology ETF (PSCT)		Invesco S&P SmallCap Materials ETF (PSCM)		Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024

$(41,074)	$9,908	$64,972	$135,802	$122,216	$197,019
18,237,100	3,509,623	1,313,255	(731,039)	1,303,638	(1,193,711)
(45,772,623)	(4,653,492)	(2,949,309)	2,670,469	(899,829)	2,488,849
(27,576,597)	(1,133,961)	(1,571,082)	2,075,232	526,025	1,492,157

-	(117,050)	(67,072)	(139,444)	(138,094)	(262,405)

21,828,705	42,587,435	4,655,248	3,882,290	4,072,814	3,466,566
(43,687,543)	(56,658,567)	(5,285,329)	(6,186,019)	(9,178,856)	(4,544,381)
(21,858,838)	(14,071,132)	(630,081)	(2,303,729)	(5,106,042)	(1,077,815)
(49,435,435)	(15,322,143)	(2,268,235)	(367,941)	(4,718,111)	151,937

322,973,996	338,296,139	18,131,157	18,499,098	19,157,349	19,005,412
$273,538,561	$322,973,996	$15,862,922	$18,131,157	$14,439,238	$19,157,349

470,000	910,000	60,000	50,000	70,000	60,000
(930,000)	(1,220,000)	(70,000)	(90,000)	(150,000)	(90,000)
6,740,000	7,050,000	230,000	270,000	330,000	360,000
6,280,000	6,740,000	220,000	230,000	250,000	330,000

33

Financial Highlights
Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$92.29	$80.24	$76.19	$87.15	$59.33	$53.34
Net investment income(a)	0.12	0.17	0.57	0.53	0.03	0.20
Net realized and unrealized gain (loss) on investments	(6.64)	12.97	4.11	(11.20)	27.88	5.97
Total from investment operations	(6.52)	13.14	4.68	(10.67)	27.91	6.17
Distributions to shareholders from:
Net investment income	(0.59)	(1.09)	(0.63)	(0.29)	(0.09)	(0.18)
Net asset value at end of period	$85.18	$92.29	$80.24	$76.19	$87.15	$59.33
Market price at end of period(b)	$85.11	$92.24	$80.24	$76.21	$87.07	$59.39
Net Asset Value Total Return(c)	(7.12)%	16.55%	6.21%	(12.25)%	47.07%	11.65%
Market Price Total Return(c)	(7.14)%	16.49%	6.19%	(12.15)%	46.79%	11.77%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$735,944	$965,399	$716,583	$390,080	$455,814	$234,373
Ratio to average net assets of:
Expenses	0.60%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.27%(d)	0.21%	0.75%	0.63%	0.03%	0.39%
Portfolio turnover rate(e)	92%	178%	181%	175%	198%	185%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights—(continued)
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$107.02	$92.14	$80.87	$113.63	$64.90	$57.37
Net investment income(a)	0.54	1.34	1.19	1.04	0.47	0.61
Net realized and unrealized gain (loss) on investments	(3.49)	14.81	11.25 (b)	(32.74)	48.59	7.57
Total from investment operations	(2.95)	16.15	12.44	(31.70)	49.06	8.18
Distributions to shareholders from:
Net investment income	(0.74)	(1.27)	(1.17)	(1.06)	(0.33)	(0.65)
Net asset value at end of period	$103.33	$107.02	$92.14	$80.87	$113.63	$64.90
Market price at end of period(c)	$103.29	$106.85	$92.11	$80.85	$113.46	$64.92
Net Asset Value Total Return(d)	(2.80)%	17.66%	15.57%(b)	(28.01)%	75.74%	14.68%
Market Price Total Return(d)	(2.68)%	17.51%	15.56%(b)	(27.91)%	75.42%	14.74%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$24,799	$25,685	$26,721	$25,071	$65,907	$19,470
Ratio to average net assets of:
Expenses	0.29%(e)	0.29%	0.29%	0.30%	0.29%	0.29%
Net investment income	0.99%(e)	1.36%	1.38%	1.04%	0.44%	1.08%
Portfolio turnover rate(f)	17%	22%	19%	24%	33%	27%

(a)	Based on average shares outstanding.
(b)
Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net realized and unrealized gain (loss) on investments per share would have been $10.76. Total returns would have been lower.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights—(continued)
Invesco S&P SmallCap Consumer Staples ETF (PSCC)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$37.94	$37.26	$34.14	$34.05	$26.12	$23.96
Net investment income(b)	0.30	0.62	0.62	0.42	0.52	0.40
Net realized and unrealized gain (loss) on investments	(1.33)	0.64 (c)	3.08	0.07 (c)	7.95	2.20
Total from investment operations	(1.03)	1.26	3.70	0.49	8.47	2.60
Distributions to shareholders from:
Net investment income	(0.39)	(0.58)	(0.58)	(0.40)	(0.54)	(0.44)
Net asset value at end of period	$36.52	$37.94	$37.26	$34.14	$34.05	$26.12
Market price at end of period(d)	$36.52	$37.92	$37.24	$34.14	$34.01	$26.19
Net Asset Value Total Return(e)	(2.73)%	3.47%	10.98%	1.48%	32.77%	10.97%
Market Price Total Return(e)	(2.69)%	3.48%	10.89%	1.62%	32.27%	11.60%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$49,306	$55,018	$88,683	$61,448	$46,982	$39,182
Ratio to average net assets of:
Expenses	0.29%(f)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	1.60%(f)	1.70%	1.75%	1.21%	1.64%	1.66%
Portfolio turnover rate(g)	10%	26%	10%	20%	30%	40%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective at the open of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights—(continued)
Invesco S&P SmallCap Energy ETF (PSCE)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$52.54	$56.14	$49.50	$32.55	$17.50	$34.85
Net investment income(b)	0.36	0.96	1.31	0.45	0.15	0.25
Net realized and unrealized gain (loss) on investments	(9.31)	(3.52)	6.62	16.85	15.00	(17.45)
Total from investment operations	(8.95)	(2.56)	7.93	17.30	15.15	(17.20)
Distributions to shareholders from:
Net investment income	(0.46)	(1.04)	(1.29)	(0.35)	(0.10)	(0.15)
Net asset value at end of period	$43.13	$52.54	$56.14	$49.50	$32.55	$17.50
Market price at end of period(c)	$43.09	$52.51	$56.11	$49.50	$32.60	$17.60
Net Asset Value Total Return(d)	(17.14)%	(4.60)%	16.63%	53.42%	87.13%	(49.31)%
Market Price Total Return(d)	(17.17)%	(4.61)%	16.57%	53.18%	86.35%	(49.09)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$75,642	$94,250	$246,659	$138,193	$105,589	$14,713
Ratio to average net assets of:
Expenses	0.29%(e)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	1.46%(e)	1.79%	2.67%	1.04%	0.43%	1.01%
Portfolio turnover rate(f)	20%	62%	48%	58%	26%	74%

(a)	Per share amounts have been adjusted to reflect a one-for-five reverse stock split effective after the close of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights—(continued)
Invesco S&P SmallCap Financials ETF (PSCF)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$55.48	$44.39	$50.37	$58.47	$40.46	$52.62
Net investment income(a)	0.88	1.41	1.51	1.32	1.06	1.45
Net realized and unrealized gain (loss) on investments	0.47	10.98	(6.10)	(8.16)	18.07	(10.89)
Total from investment operations	1.35	12.39	(4.59)	(6.84)	19.13	(9.44)
Distributions to shareholders from:
Net investment income	(0.91)	(1.30)	(1.39)	(1.26)	(1.12)	(2.23)
Net realized gains	-	-	-	-	-	(0.49)
Total distributions	(0.91)	(1.30)	(1.39)	(1.26)	(1.12)	(2.72)
Net asset value at end of period	$55.92	$55.48	$44.39	$50.37	$58.47	$40.46
Market price at end of period(b)	$55.88	$55.45	$44.36	$50.38	$58.39	$40.54
Net Asset Value Total Return(c)	2.46%	28.61%	(9.13)%	(11.81)%	47.97%	(18.02)%
Market Price Total Return(c)	2.44%	28.62%	(9.21)%	(11.67)%	47.48%	(17.72)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$21,249	$20,527	$22,193	$37,775	$50,288	$26,297
Ratio to average net assets of:
Expenses	0.29%(d)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	3.15%(d)	3.04%	3.24%	2.33%	2.01%	2.83%
Portfolio turnover rate(e)	7%	21%	31%	19%	19%	31%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights—(continued)
Invesco S&P SmallCap Health Care ETF (PSCH)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$47.15	$41.40	$46.93	$63.77	$44.25	$38.28
Net investment income (loss)(b)	0.03	0.13	(0.03)	(0.08)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments	(2.90)	5.73	(5.50)	(16.76)	19.61	6.04
Total from investment operations	(2.87)	5.86	(5.53)	(16.84)	19.52	5.97
Distributions to shareholders from:
Net investment income	(0.02)	(0.11)	-	-	-	-
Net asset value at end of period	$44.26	$47.15	$41.40	$46.93	$63.77	$44.25
Market price at end of period(c)	$44.23	$47.11	$41.35	$46.94	$63.64	$44.28
Net Asset Value Total Return(d)	(6.08)%	14.19%	(11.79)%	(26.40)%	44.13%	15.58%
Market Price Total Return(d)	(6.07)%	14.22%	(11.91)%	(26.24)%	43.72%	15.69%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$173,930	$205,095	$256,237	$336,501	$526,104	$384,957
Ratio to average net assets of:
Expenses	0.29%(e)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	0.12%(e)	0.31%	(0.07)%	(0.15)%	(0.16)%	(0.18)%
Portfolio turnover rate(f)	29%	32%	29%	31%	30%	19%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective at the open of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights—(continued)
Invesco S&P SmallCap Industrials ETF (PSCI)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$129.75	$103.82	$86.84	$94.57	$65.95	$64.17
Net investment income(a)	0.45	0.80	0.85	0.69	0.64	0.47
Net realized and unrealized gain (loss) on investments	0.77 (b)	25.92	16.98	(7.78)	28.53	1.81
Total from investment operations	1.22	26.72	17.83	(7.09)	29.17	2.28
Distributions to shareholders from:
Net investment income	(0.56)	(0.79)	(0.85)	(0.64)	(0.55)	(0.50)
Net asset value at end of period	$130.41	$129.75	$103.82	$86.84	$94.57	$65.95
Market price at end of period(c)	$130.34	$129.71	$103.81	$86.84	$94.49	$66.05
Net Asset Value Total Return(d)	0.94%	25.86%	20.67%	(7.52)%	44.37%	3.68%
Market Price Total Return(d)	0.92%	25.83%	20.66%	(7.43)%	44.03%	3.76%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$208,661	$195,923	$133,923	$68,607	$124,836	$46,168
Ratio to average net assets of:
Expenses	0.29%(e)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	0.67%(e)	0.69%	0.89%	0.75%	0.74%	0.74%
Portfolio turnover rate(f)	16%	29%	21%	15%	9%	10%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights—(continued)
Invesco S&P SmallCap Information Technology ETF (PSCT)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$47.92	$47.99	$40.81	$49.09	$30.19	$27.71
Net investment income (loss)(b)	(0.01)	0.00 (c)	0.01	(0.00)(d)	0.01	0.04
Net realized and unrealized gain (loss) on investments	(4.35)	(0.05)	7.17	(8.28)	18.91	2.48
Total from investment operations	(4.36)	(0.05)	7.18	(8.28)	18.92	2.52
Distributions to shareholders from:
Net investment income	-	(0.02)	-	-	(0.02)	(0.04)
Net asset value at end of period	$43.56	$47.92	$47.99	$40.81	$49.09	$30.19
Market price at end of period(e)	$43.55	$47.90	$48.01	$40.85	$49.09	$30.22
Net Asset Value Total Return(f)	(9.10)%	(0.10)%	17.59%	(16.87)%	62.70%	9.12%
Market Price Total Return(f)	(9.08)%	(0.19)%	17.53%	(16.79)%	62.54%	9.35%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$273,539	$322,974	$338,296	$383,204	$477,157	$244,541
Ratio to average net assets of:
Expenses	0.29%(g)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	(0.03)%(g)	0.00%(h)	0.02%	(0.00)%	0.03%	0.13%
Portfolio turnover rate(i)	20%	34%	20%	18%	16%	19%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective at the open of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	Amount represents less than $(0.005) per share.
(e)	The mean between the last bid and ask prices.
(f)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)	Annualized.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights—(continued)
Invesco S&P SmallCap Materials ETF (PSCM)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$78.83	$68.52	$63.09	$65.98	$42.14	$40.93
Net investment income(a)	0.28	0.60	0.57	0.51	0.61	0.66
Net realized and unrealized gain (loss) on investments	(6.73)	10.31	5.49	(2.94)	23.97	1.27
Total from investment operations	(6.45)	10.91	6.06	(2.43)	24.58	1.93
Distributions to shareholders from:
Net investment income	(0.28)	(0.60)	(0.63)	(0.46)	(0.74)	(0.72)
Net asset value at end of period	$72.10	$78.83	$68.52	$63.09	$65.98	$42.14
Market price at end of period(b)	$72.08	$78.77	$68.51	$63.05	$65.88	$41.99
Net Asset Value Total Return(c)	(8.19)%	16.01%	9.69%	(3.69)%	58.70%	4.91%
Market Price Total Return(c)	(8.15)%	15.94%	9.74%	(3.60)%	59.03%	4.59%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$15,863	$18,131	$18,499	$18,927	$27,711	$8,429
Ratio to average net assets of:
Expenses	0.29%(d)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	0.73%(d)	0.83%	0.86%	0.78%	1.00%	1.58%
Portfolio turnover rate(e)	10%	36%	18%	21%	25%	25%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights—(continued)
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$58.05	$52.79	$58.08	$67.58	$48.85	$53.08
Net investment income(a)	0.40	0.64	0.87	0.88	1.75 (b)	0.91
Net realized and unrealized gain (loss) on investments	(0.25)(c)	5.41	(5.42)	(8.44)	17.63	(4.03)
Total from investment operations	0.15	6.05	(4.55)	(7.56)	19.38	(3.12)
Distributions to shareholders from:
Net investment income	(0.44)	(0.79)	(0.74)	(1.94)	(0.65)	(1.11)
Net asset value at end of period	$57.76	$58.05	$52.79	$58.08	$67.58	$48.85
Market price at end of period(d)	$57.70	$58.07	$52.78	$58.08	$67.44	$48.91
Net Asset Value Total Return(e)	0.24%	11.65%	(7.87)%	(11.42)%	40.03%	(5.94)%
Market Price Total Return(e)	0.10%	11.71%	(7.88)%	(11.23)%	39.57%	(5.70)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$14,439	$19,157	$19,005	$22,653	$27,034	$21,985
Ratio to average net assets of:
Expenses	0.29%(f)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	1.32%(f)	1.24%	1.57%	1.38%	2.98%(b)	1.78%
Portfolio turnover rate(g)	14%	32%	53%	40%	70%	64%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.69 and 1.17%, respectively.

(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
February 28, 2025
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)	"Dorsey Wright SmallCap Momentum ETF"
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	"S&P SmallCap Consumer Discretionary ETF"
Invesco S&P SmallCap Consumer Staples ETF (PSCC)	"S&P SmallCap Consumer Staples ETF"
Invesco S&P SmallCap Energy ETF (PSCE)	"S&P SmallCap Energy ETF"
Invesco S&P SmallCap Financials ETF (PSCF)	"S&P SmallCap Financials ETF"
Invesco S&P SmallCap Health Care ETF (PSCH)	"S&P SmallCap Health Care ETF"
Invesco S&P SmallCap Industrials ETF (PSCI)	"S&P SmallCap Industrials ETF"
Invesco S&P SmallCap Information Technology ETF (PSCT)	"S&P SmallCap Information Technology ETF"
Invesco S&P SmallCap Materials ETF (PSCM)	"S&P SmallCap Materials ETF"
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)	"S&P SmallCap Utilities & Communication Services ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Dorsey Wright SmallCap Momentum ETF	Dorsey Wright® SmallCap Technical LeadersTM Index
S&P SmallCap Consumer Discretionary ETF	S&P SmallCap 600® Capped Consumer Discretionary Index
S&P SmallCap Consumer Staples ETF	S&P SmallCap 600® Capped Consumer Staples Index
S&P SmallCap Energy ETF	S&P SmallCap 600® Capped Energy Index
S&P SmallCap Financials ETF	S&P SmallCap 600® Capped Financials & Real Estate Index
S&P SmallCap Health Care ETF	S&P SmallCap 600® Capped Health Care Index
S&P SmallCap Industrials ETF	S&P SmallCap 600® Capped Industrials Index
S&P SmallCap Information Technology ETF	S&P SmallCap 600® Capped Information Technology Index
S&P SmallCap Materials ETF	S&P SmallCap 600® Capped Materials Index
S&P SmallCap Utilities & Communication Services ETF	S&P SmallCap 600® Capped Utilities & Communication Services Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using

44

prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public

45

health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

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Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the

47

borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Dorsey Wright SmallCap Momentum ETF	$100,103
S&P SmallCap Consumer Discretionary ETF	578
S&P SmallCap Consumer Staples ETF	869
S&P SmallCap Energy ETF	1,857
S&P SmallCap Financials ETF	615
S&P SmallCap Health Care ETF	3,233
S&P SmallCap Industrials ETF	1,788
S&P SmallCap Information Technology ETF	4,603
S&P SmallCap Materials ETF	256
S&P SmallCap Utilities & Communication Services ETF	395

K.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value.

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An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because S&P SmallCap Consumer Staples ETF, S&P SmallCap Energy ETF, S&P SmallCap Materials ETF and S&P SmallCap Utilities & Communication Services ETF are non-diversified, and to the extent Dorsey Wright SmallCap Momentum ETF becomes non-diversified, and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk. Dorsey Wright SmallCap Momentum ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Small-Capitalization Company Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election

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of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
Dorsey Wright SmallCap Momentum ETF	0.60%
S&P SmallCap Consumer Discretionary ETF	0.29%
S&P SmallCap Consumer Staples ETF	0.29%
S&P SmallCap Energy ETF	0.29%
S&P SmallCap Financials ETF	0.29%
S&P SmallCap Health Care ETF	0.29%
S&P SmallCap Industrials ETF	0.29%
S&P SmallCap Information Technology ETF	0.29%
S&P SmallCap Materials ETF	0.29%
S&P SmallCap Utilities & Communication Services ETF	0.29%
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended February 28, 2025, the Adviser waived fees for each Fund in the following amounts:
Dorsey Wright SmallCap Momentum ETF	$269
S&P SmallCap Consumer Discretionary ETF	3
S&P SmallCap Consumer Staples ETF	13
S&P SmallCap Energy ETF	15
S&P SmallCap Financials ETF	6
S&P SmallCap Health Care ETF	27
S&P SmallCap Industrials ETF	49
S&P SmallCap Information Technology ETF	39
S&P SmallCap Materials ETF	7
S&P SmallCap Utilities & Communication Services ETF	8
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Dorsey Wright SmallCap Momentum ETF	Dorsey, Wright & Associates, LLC
S&P SmallCap Consumer Discretionary ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Consumer Staples ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Energy ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Financials ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Health Care ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Industrials ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Information Technology ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Materials ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Utilities & Communication Services ETF	S&P Dow Jones Indices, LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

50

For the six months ended February 28, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Dorsey Wright SmallCap Momentum ETF	$140,460
S&P SmallCap Consumer Discretionary ETF	1,135
S&P SmallCap Consumer Staples ETF	1,220
S&P SmallCap Energy ETF	4,664
S&P SmallCap Financials ETF	408
S&P SmallCap Health Care ETF	16,985
S&P SmallCap Industrials ETF	6,894
S&P SmallCap Information Technology ETF	16,215
S&P SmallCap Materials ETF	558
S&P SmallCap Utilities & Communication Services ETF	1,356
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Dorsey Wright SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$735,812,507	$-	$-	$735,812,507
Money Market Funds	128,751	176,848,706	-	176,977,457
Total Investments	$735,941,258	$176,848,706	$-	$912,789,964
S&P SmallCap Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$24,781,715	$-	$-	$24,781,715
Money Market Funds	547	7,929,179	-	7,929,726
Total Investments	$24,782,262	$7,929,179	$-	$32,711,441
S&P SmallCap Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$48,838,123	$-	$-	$48,838,123
Money Market Funds	28,274	13,004,745	-	13,033,019
Total Investments	$48,866,397	$13,004,745	$-	$61,871,142

51

	Level 1	Level 2	Level 3	Total
S&P SmallCap Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$75,538,510	$-	$-	$75,538,510
Money Market Funds	62,078	25,025,754	-	25,087,832
Total Investments	$75,600,588	$25,025,754	$-	$100,626,342
S&P SmallCap Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$21,224,258	$-	$-	$21,224,258
Money Market Funds	3,250	5,205,840	-	5,209,090
Total Investments	$21,227,508	$5,205,840	$-	$26,433,348
S&P SmallCap Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$173,785,709	$-	$0	$173,785,709
Money Market Funds	65,598	52,708,371	-	52,773,969
Total Investments	$173,851,307	$52,708,371	$0	$226,559,678
S&P SmallCap Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$208,451,399	$-	$-	$208,451,399
Money Market Funds	112,945	39,413,116	-	39,526,061
Total Investments	$208,564,344	$39,413,116	$-	$247,977,460
S&P SmallCap Information Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$273,690,014	$-	$-	$273,690,014
Money Market Funds	-	89,740,903	-	89,740,903
Total Investments	$273,690,014	$89,740,903	$-	$363,430,917
S&P SmallCap Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$15,849,848	$-	$-	$15,849,848
Money Market Funds	5,621	3,849,948	-	3,855,569
Total Investments	$15,855,469	$3,849,948	$-	$19,705,417
S&P SmallCap Utilities & Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$14,408,264	$-	$-	$14,408,264
Money Market Funds	7,536	4,701,556	-	4,709,092
Total Investments	$14,415,800	$4,701,556	$-	$19,117,356
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of August 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Dorsey Wright SmallCap Momentum ETF	$512,200,879	$-	$512,200,879
S&P SmallCap Consumer Discretionary ETF	1,987,250	14,976,826	16,964,076
S&P SmallCap Consumer Staples ETF	4,621,066	9,200,409	13,821,475
S&P SmallCap Energy ETF	9,728,016	59,415,381	69,143,397
S&P SmallCap Financials ETF	757,853	9,066,399	9,824,252

52

	No expiration
	Short-Term	Long-Term	Total*
S&P SmallCap Health Care ETF	$29,515,629	$151,248,538	$180,764,167
S&P SmallCap Industrials ETF	-	-	-
S&P SmallCap Information Technology ETF	4,646,925	44,651,729	49,298,654
S&P SmallCap Materials ETF	53,132	5,238,814	5,291,946
S&P SmallCap Utilities & Communication Services ETF	3,071,115	8,700,753	11,771,868

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the six months ended February 28, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Dorsey Wright SmallCap Momentum ETF	$863,572,469	$868,743,939
S&P SmallCap Consumer Discretionary ETF	4,550,859	4,568,426
S&P SmallCap Consumer Staples ETF	5,184,618	5,680,316
S&P SmallCap Energy ETF	18,027,201	18,294,954
S&P SmallCap Financials ETF	1,522,095	1,377,308
S&P SmallCap Health Care ETF	54,676,748	54,599,846
S&P SmallCap Industrials ETF	34,018,882	36,962,648
S&P SmallCap Information Technology ETF	60,936,766	61,360,490
S&P SmallCap Materials ETF	2,097,903	1,790,625
S&P SmallCap Utilities & Communication Services ETF	2,469,274	2,501,676
For the six months ended February 28, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Dorsey Wright SmallCap Momentum ETF	$69,598,446	$232,327,791
S&P SmallCap Consumer Discretionary ETF	-	-
S&P SmallCap Consumer Staples ETF	1,184,354	4,883,603
S&P SmallCap Energy ETF	23,776,147	23,922,353
S&P SmallCap Financials ETF	4,432,741	4,172,808
S&P SmallCap Health Care ETF	1,871,605	21,251,245
S&P SmallCap Industrials ETF	39,336,761	22,600,737
S&P SmallCap Information Technology ETF	21,834,012	43,088,150
S&P SmallCap Materials ETF	4,650,303	5,582,750
S&P SmallCap Utilities & Communication Services ETF	4,060,029	9,154,489
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Dorsey Wright SmallCap Momentum ETF	$119,540,043	$(66,986,110)	$52,553,933	$860,236,031
S&P SmallCap Consumer Discretionary ETF	4,470,130	(5,559,107)	(1,088,977)	33,800,418
S&P SmallCap Consumer Staples ETF	3,816,662	(10,821,107)	(7,004,445)	68,875,587
S&P SmallCap Energy ETF	3,589,607	(23,207,052)	(19,617,445)	120,243,787
S&P SmallCap Financials ETF	3,288,444	(2,800,951)	487,493	25,945,855
S&P SmallCap Health Care ETF	37,944,102	(44,216,305)	(6,272,203)	232,831,881
S&P SmallCap Industrials ETF	37,380,576	(16,414,781)	20,965,795	227,011,665
S&P SmallCap Information Technology ETF	59,879,736	(51,779,117)	8,100,619	355,330,298

53

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
S&P SmallCap Materials ETF	$1,417,832	$(2,563,868)	$(1,146,036)	$20,851,453
S&P SmallCap Utilities & Communication Services ETF	1,578,834	(1,821,401)	(242,567)	19,359,923
NOTE 7—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

54

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

55

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SPSCS-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
February 28, 2025
BKLN	Invesco Senior Loan ETF

2

Invesco Senior Loan ETF (BKLN)
February 28, 2025
(Unaudited)
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests-92.26%(a)(b)
Aerospace & Defense-3.94%
Amentum Government Services Holdings LLC, Term Loan B (1 mo. SOFR + 2.25%)	6.57%	09/29/2031	$108,185	$106,832,360
Arxis
Delayed Draw Term Loan(c)	-	01/29/2032	3,797	3,782,245
Term Loan B(c)	-	01/30/2032	40,250	40,091,793
KKR Apple Bidco LLC, Term Loan B (1 mo. SOFR + 2.50%)	6.82%	09/22/2028	12,341	12,289,074
Peraton Corp., First Lien Term Loan B (1 mo. SOFR + 3.85%)	8.17%	02/01/2028	170,442	154,702,170
TransDigm, Inc., Term Loan J (3 mo. SOFR + 2.50%)	6.83%	02/28/2031	81,875	81,977,034
				399,674,676
Automotive-4.37%
Belron Group S.A., Term Loan B (3 mo. SOFR + 2.75%)	7.05%	10/16/2031	132,511	133,028,940
Mavis Tire Express Services Topco Corp., Term Loan B (3 mo. SOFR + 3.00%)	7.31%	05/04/2028	52,160	52,315,434
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL)
Term Loan (Canada) (1 mo. SOFR + 2.50%)	6.82%	05/06/2030	74,544	74,329,710
Term Loan B (1 mo. SOFR + 2.75%)	7.07%	01/15/2032	114,426	114,378,435
Wand Newco 3, Inc., Term Loan B (1 mo. SOFR + 2.75%)	7.07%	01/30/2031	69,150	69,040,092
				443,092,611
Beverage & Tobacco-2.25%
AI Aqua Merger Sub, Inc., Term loan B (1 mo. SOFR + 3.00%)	7.31%	07/31/2028	142,449	142,134,163
Triton Water Holdings, Inc., Term Loan B (1 mo. SOFR + 2.25%)	6.57%	03/31/2028	85,488	85,693,452
				227,827,615
Brokers, Dealers & Investment Houses-0.04%
Ascensus Group Holdings, Inc., Term Loan B (1 mo. SOFR + 3.00%)	7.32%	08/02/2028	4,278	4,273,042
Building & Development-2.95%
Chariot Buyer LLC, First Lien Term Loan (1 mo. SOFR + 3.35%)	7.67%	11/03/2028	83,733	83,721,427
Cornerstone Building Brands, Inc., Term Loan B (1 mo. SOFR + 3.25%)	7.66%	04/12/2028	56,389	52,426,514
Quikrete Holdings, Inc.
Term Loan B (1 mo. SOFR + 2.25%)	6.56%	02/15/2032	16,804	16,795,752
Term Loan B-1 (1 mo. SOFR + 2.25%)	6.57%	04/14/2031	30,493	30,493,896
White Cap Buyer LLC, Term Loan B (1 mo. SOFR + 3.25%)	7.57%	10/19/2029	116,115	115,897,609
				299,335,198
Business Equipment & Services-8.66%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. SOFR + 3.85%)	8.17%	05/12/2028	124,321	124,597,764
Asurion LLC, Second Lien Term Loan B-4 (1 mo. SOFR + 5.36%)	9.69%	01/20/2029	74,768	72,782,632
Boost Newco Borrower LLC (WorldPay), Term Loan B (2 mo. SOFR + 2.00%)	6.29%	01/31/2031	125,786	126,006,336
Cloud Software Group, Inc.
Term Loan (3 mo. SOFR + 3.75%)	8.08%	03/21/2031	72,157	72,467,910
Term Loan B (3 mo. SOFR + 3.50%)	7.83%	03/30/2029	135,950	136,443,785
Dun & Bradstreet Corp. (The), Term Loan B (1 mo. SOFR + 2.25%)	6.57%	01/18/2029	89,437	89,422,705
Mitchell International, Inc., Term Loan B (1 mo. SOFR + 3.25%)	7.57%	06/17/2031	76,333	75,910,887
Nuvei Tech Corp., Pivotal Refi L.P., Nuvei Tech, Inc., Term Loan B (1 mo. SOFR + 3.00%)	7.32%	11/15/2031	76,769	76,807,735
Solera (Polaris Newco LLC), First Lien Term Loan (3 mo. SOFR + 4.26%)	8.55%	06/02/2028	104,088	103,925,186
				878,364,940
Cable & Satellite Television-3.12%
Charter Communications Operating LLC, Term Loan B-5 (3 mo. SOFR + 2.25%)	6.56%	11/21/2031	47,176	47,159,854
CSC Holdings LLC, Term Loan (1 mo. SOFR + 2.50%)	7.71%	04/15/2027	77,723	73,443,857
SFR-Numericable (YPSO, Altice France), Term Loan B-14 (France) (3 mo. SOFR + 5.50%)	9.80%	08/15/2028	82,611	74,349,852
Virgin Media 02 - LG, Term Loan N (1 mo. SOFR + 2.61%)	6.93%	01/31/2028	66,363	65,087,780
Ziggo Vodafone - LG, Term Loan I (1 mo. SOFR + 2.61%)	6.93%	04/30/2028	57,235	56,428,827
				316,470,170
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Senior Loan ETF (BKLN)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals & Plastics-2.23%
Nouryon Finance B.V., Term Loan B (3 mo. SOFR + 3.25%)	7.55%	04/03/2028	$89,372	$89,959,011
Proampac PG Borrower LLC, Term Loan (3 mo. SOFR + 4.00%)	8.32%	09/15/2028	58,673	58,801,502
Univar, Inc., Term Loan B (1 mo. SOFR + 3.50%)	7.82%	08/01/2030	77,913	77,888,546
				226,649,059
Clothing & Textiles-1.08%
ABG Intermediate Holdings 2 LLC, Term Loan B (1 mo. SOFR + 2.25%)	6.57%	12/21/2028	109,366	109,346,705
Containers & Glass Products-0.58%
Flex Acquisition Co., Inc., First Lien Term Loan B (1 mo. SOFR + 3.18%)	7.50%	04/13/2029	59,277	59,319,200
Cosmetics & Toiletries-0.51%
Bausch and Lomb, Inc., Term Loan (1 mo. SOFR + 3.35%)	7.67%	05/10/2027	52,187	52,089,061
Drugs-0.75%
Jazz Pharmaceuticals, Inc., Term Loan B (1 mo. SOFR + 2.25%)	6.57%	05/05/2028	25,729	25,785,346
Phoenix Guarantor Inc. (BrightSpring Health Services), Term Loan B (1 mo. SOFR + 2.50%)	6.82%	02/21/2031	49,898	49,783,179
				75,568,525
Electronics & Electrical-15.53%
Applied Systems, Inc., First Lien Term Loan (1 mo. SOFR + 2.75%)	7.08%	02/24/2031	45,370	45,712,661
Boxer Parent Co., Inc., Term Loan B (3 mo. SOFR + 3.00%)	7.29%	07/30/2031	124,405	124,316,044
Central Parent LLC, Term Loan (3 mo. SOFR + 3.25%)	7.58%	07/06/2029	115,115	105,632,392
CommScope LLC, Term Loan B (1 mo. SOFR + 5.25%)	9.57%	12/17/2029	532	544,406
CoreLogic, Inc., First Lien Term Loan (1 mo. SOFR + 3.61%)	7.94%	06/02/2028	94,854	94,667,379
Epicor Software Corp., Term Loan B (1 mo. SOFR + 2.75%)	7.07%	05/30/2031	89,951	90,342,581
Gen Digital, Inc.
Term Loan A (1 mo. SOFR + 1.60%)	5.92%	09/10/2027	73,637	73,575,842
Term Loan B (1 mo. SOFR + 1.75%)	6.07%	09/12/2029	28,776	28,740,386
McAfee LLC, Term Loan B (1 mo. SOFR + 3.00%)	7.31%	03/01/2029	153,456	153,321,866
Modena Buyer LLC (End User Computing), Term Loan (3 mo. SOFR + 4.50%)	8.79%	07/01/2031	72,994	71,519,242
Project Alpha Intermediate Holding, Inc.
Term Loan B(c)	-	10/28/2030	30,000	30,151,650
Term Loan B (3 mo. SOFR + 3.25%)	7.58%	10/28/2030	71,055	71,414,305
Proofpoint, Inc., Term Loan B (1 mo. SOFR + 3.00%)	7.32%	08/31/2028	136,072	136,560,092
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. SOFR + 4.40%)	8.69%	02/01/2029	54,031	35,930,653
RealPage, Inc.
First Lien Term Loan (3 mo. SOFR + 3.26%)	7.59%	04/24/2028	83,175	82,750,426
Incremental Term Loan (3 mo. SOFR + 3.75%)	8.08%	04/24/2028	8,000	8,047,200
Rocket Software, Inc., Term Loan B (1 mo. SOFR + 4.25%)	8.57%	11/28/2028	73,591	73,919,725
SS&C Technologies Holdings, Inc., Term Loan B-8 (1 mo. SOFR + 2.00%)	6.32%	05/09/2031	90,359	90,603,307
Syncsort, Inc., First Lien Term Loan (3 mo. SOFR + 4.26%)	8.55%	04/24/2028	74,225	73,150,437
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. SOFR + 3.25%)	7.93%	02/10/2031	184,007	184,203,227
				1,575,103,821
Financial Intermediaries-6.87%
Aretec Group, Inc., Term Loan B (1 mo. SOFR + 3.50%)	7.82%	08/09/2030	49,337	49,313,587
AssuredPartners, Inc., Term Loan B-5 (1 mo. SOFR + 3.50%)	7.82%	02/14/2031	167,511	167,698,467
Broadstreet Partners, Inc., Term Loan B (1 mo. SOFR + 3.00%)	7.32%	06/13/2031	105,645	105,759,317
Citadel Securities L.P., Term Loan B (3 mo. SOFR + 2.00%)	6.33%	10/31/2031	114,964	115,258,440
Focus Financial Partners LLC
Term Loan B-8 (1 mo. SOFR + 3.25%)	7.57%	09/11/2031	70,073	70,027,548
Term Loan B-8 (1 mo. SOFR + 2.75%)	7.07%	09/15/2031	11,517	11,509,606
Jane Street Group LLC, Term Loan B (3 mo. SOFR + 2.00%)	6.31%	12/31/2031	115,299	114,040,947
Nexus Buyer LLC, Term Loan B (1 mo. SOFR + 3.50%)	7.82%	07/31/2031	63,237	63,326,671
				696,934,583
Food Products-0.78%
Froneri International PLC, Term Loan B (6 mo. SOFR + 2.00%)	6.24%	09/17/2031	79,447	79,200,839
Food Service-3.75%
BCPE Empire Holdings, Inc. (ImperialDade), Term Loan B (1 mo. SOFR + 3.50%)	7.82%	12/26/2028	50,790	73,769,548
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Senior Loan ETF (BKLN)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food Service-(continued)
IRB Holding Corp., Term Loan B (1 mo. SOFR + 2.50%)	6.82%	12/15/2027	$123,598	$123,637,216
New Red Finance, Inc., Term Loan B-6 (1 mo. SOFR + 1.75%)	6.07%	09/20/2030	105,574	105,302,410
Whatabrands LLC, Term Loan B (1 mo. SOFR + 2.50%)	6.82%	08/03/2028	77,543	77,561,803
				380,270,977
Health Care-10.39%
athenahealth Group, Inc., Term Loan (1 mo. SOFR + 3.00%)	7.32%	02/15/2029	174,818	174,802,047
Elanco Animal Health, Inc., Term Loan (1 mo. SOFR + 1.85%)	6.16%	08/01/2027	73,659	73,652,263
Ensemble Health Partners, Term Loan B (3 mo. SOFR + 3.00%)	7.29%	08/03/2029	71,301	71,644,781
ExamWorks Group, Inc., First Lien Term Loan (1 mo. SOFR + 2.75%)	7.07%	11/01/2028	21,262	21,264,459
Gainwell Acquisition Corp., First Lien Term Loan B (3 mo. SOFR + 4.10%)	8.43%	10/01/2027	117,364	109,551,844
Global Medical Response, Inc., Term Loan (3 mo. USD LIBOR + 5.00%)	9.96%	10/31/2028	31	31,073
Mozart Debt Merger Sub, Inc. (Medline Industries), Incremental Term Loan B (1 mo. SOFR + 2.25%)	6.57%	10/23/2028	158,130	158,546,355
PAREXEL International Corp., Term Loan B (1 mo. SOFR + 2.50%)	6.81%	11/15/2028	88,244	88,476,746
R1 RCM, Inc.
Delayed Draw Term Loan B(d)	0.00%	10/24/2031	5,142	5,125,396
Term Loan B (1 mo. SOFR + 3.25%)	7.57%	10/24/2031	71,993	71,755,540
Southern Veterinary Partners LLC, Term Loan B (3 mo. SOFR + 3.25%)	7.71%	12/11/2031	81,763	81,958,481
Syneos Health, Inc., Term Loan (3 mo. SOFR + 4.00%)	8.33%	09/27/2030	74,896	73,455,287
Verscend Holding Corp., Term Loan B (1 mo. SOFR + 2.75%)	7.06%	05/01/2031	124,964	123,948,494
				1,054,212,766
Home Furnishings-0.87%
Hunter Douglas Holding B.V., Term Loan B (2 mo. SOFR + 3.25%)	7.55%	01/14/2032	88,197	87,800,557
Industrial Equipment-1.95%
Madison IAQ LLC, Term Loan (6 mo. SOFR + 2.50%)	6.76%	06/21/2028	45,638	45,645,855
MKS Instruments, Inc., Term Loan B (1 mo. SOFR + 2.00%)	6.32%	08/17/2029	64,300	64,500,577
Thyssenkrupp Elevators (Vertical Midco GmbH), Term Loan B-2 (Germany) (6 mo. SOFR + 3.50%)	7.74%	04/30/2030	86,945	87,130,132
				197,276,564
Insurance-7.44%
Acrisure LLC, Term Loan B-6 (1 mo. SOFR + 3.00%)	7.32%	11/06/2030	116,718	116,809,900
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. SOFR + 2.75%)	7.07%	09/19/2031	103,674	103,631,968
AmWINS Group, Inc., Term Loan B (1 mo. SOFR + 2.25%)	6.57%	01/23/2032	123,426	123,356,606
HUB International Ltd., Term Loan B (3 mo. SOFR + 2.50%)	6.79%	06/20/2030	133,459	133,718,482
Hyperion Insurance Group Ltd., Term Loan B (United Kingdom) (1 mo. SOFR + 3.00%)	7.32%	02/15/2031	89,852	89,751,729
Sedgwick Claims Management Services, Inc., Term Loan (3 mo. SOFR + 3.00%)	7.31%	07/31/2031	141,317	141,544,300
USI, Inc., Term Loan B (3 mo. SOFR + 2.25%)	6.58%	11/23/2029	45,930	45,836,365
				754,649,350
Leisure Goods, Activities & Movies-1.75%
Alpha Topco Ltd. (Delta 2 (Lux) S.a.r.l.)
Delayed Draw Term Loan B-2 (United Kingdom)(c)	-	09/10/2031	15,773	15,830,336
Term Loan B-1 (United Kingdom) (3 mo. SOFR + 2.00%)	6.33%	09/10/2031	31,546	31,660,675
UFC Holdings LLC, Term Loan B-4 (3 mo. SOFR + 2.25%)	6.58%	11/14/2031	80,009	80,138,391
William Morris Endeavor Entertainment LLC, Term Loan C(c)	-	01/27/2032	50,000	50,265,750
				177,895,152
Lodging & Casinos-3.77%
Caesars Entertainment, Inc.
Incremental Term Loan B (3 mo. SOFR + 2.25%)	6.56%	02/06/2030	9,896	9,912,299
Term Loan (3 mo. SOFR + 2.25%)	6.56%	02/06/2031	68,303	68,494,831
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. SOFR + 3.50%)	7.82%	01/27/2029	101,060	101,195,179
Flutter Financing BV (Stars Group), Term Loan B (3 mo. SOFR + 1.75%)	6.08%	11/25/2030	112,652	112,528,176
Hilton Worldwide Finance LLC, Term Loan B-4 (1 mo. SOFR + 1.75%)	6.07%	11/08/2030	89,624	90,058,609
				382,189,094
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Senior Loan ETF (BKLN)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Publishing-1.65%
Micro Holding L.P., First Lien Incremental Term Loan (1 mo. SOFR + 4.25%)	8.57%	05/03/2028	$84,105	$82,427,601
Nielsen Finance LLC, First Lien Term Loan B (3 mo. SOFR + 5.10%)	9.39%	04/11/2029	95,008	84,723,963
				167,151,564
Rail Industries-0.69%
Genesee & Wyoming, Inc., Term Loan (3 mo. SOFR + 1.75%)	6.08%	04/10/2031	70,536	70,354,106
Retailers (except Food & Drug)-2.11%
Bass Pro Group LLC, Term Loan B (1 mo. SOFR + 3.25%)	7.57%	01/31/2032	132,440	133,019,699
Harbor Freight Tools USA, Inc., Term Loan B (1 mo. SOFR + 2.50%)	6.82%	06/11/2031	81,381	80,622,260
				213,641,959
Telecommunications-2.81%
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. SOFR + 2.50%)	6.82%	01/26/2032	82,649	82,365,095
Radiate Holdco LLC, Term Loan B (1 mo. SOFR + 3.36%)	7.69%	09/25/2026	94,571	82,660,642
Zayo Group Holdings, Inc., Term Loan (1 mo. SOFR + 3.11%)	7.44%	03/09/2027	125,284	120,075,081
				285,100,818
Utilities-1.42%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. SOFR + 2.25%)	6.56%	01/27/2031	101,564	101,493,113
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. SOFR + 1.75%)	6.07%	12/20/2030	42,361	42,397,281
				143,890,394
Total Variable Rate Senior Loan Interests (Cost $9,364,136,306)				9,357,683,346
U.S. Dollar Denominated Bonds & Notes-3.53%
Aerospace & Defense-0.22%
TransDigm, Inc.(e)	6.75%	08/15/2028	8,000	8,147,044
TransDigm, Inc.(e)	6.38%	03/01/2029	2,000	2,028,857
TransDigm, Inc.(e)	6.88%	12/15/2030	3,000	3,081,234
TransDigm, Inc.(e)	6.63%	03/01/2032	4,000	4,080,936
TransDigm, Inc.(e)	6.00%	01/15/2033	5,000	4,954,457
				22,292,528
Automobile Components-0.04%
Belron UK Finance PLC (United Kingdom)(e)	5.75%	10/15/2029	3,000	2,997,930
Clarios Global L.P./Clarios US Finance Co.(e)	6.75%	02/15/2030	1,584	1,622,079
				4,620,009
Building Products-0.05%
Cornerstone Building Brands, Inc.(e)	9.50%	08/15/2029	5,000	4,767,677
Capital Markets-0.31%
Aretec Group, Inc.(e)	10.00%	08/15/2030	7,000	7,659,708
Boost Newco Borrower LLC(e)	7.50%	01/15/2031	22,618	23,674,571
				31,334,279
Commercial Services & Supplies-0.32%
Allied Universal Holdco LLC(e)	7.88%	02/15/2031	17,597	18,161,793
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.(e)	4.63%	06/01/2028	4,300	4,093,671
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.(e)	4.63%	06/01/2028	5,000	4,769,777
Madison IAQ LLC(e)	4.13%	06/30/2028	2,000	1,912,917
Raven Acquisition Holdings LLC(e)	6.88%	11/15/2031	3,145	3,117,422
				32,055,580
Construction Materials-0.05%
Camelot Return Merger Sub, Inc.(e)	8.75%	08/01/2028	4,100	3,890,933
Quikrete Holdings, Inc.(e)	6.38%	03/01/2032	810	822,259
				4,713,192
Containers & Packaging-0.05%
Clydesdale Acquisition Holdings, Inc.(e)	6.88%	01/15/2030	5,000	5,099,845
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Senior Loan ETF (BKLN)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Telecommunication Services-0.06%
Altice France S.A. (France)(e)	5.50%	10/15/2029	$2,600	$2,033,601
Radiate Holdco LLC/Radiate Finance, Inc.(e)	4.50%	09/15/2026	685	595,740
Zayo Group Holdings, Inc.(e)	4.00%	03/01/2027	4,000	3,777,481
				6,406,822
Electric Utilities-0.10%
Vistra Operations Co. LLC(e)	5.13%	05/13/2025	8,030	8,036,247
Vistra Operations Co. LLC(e)	4.30%	07/15/2029	2,000	1,941,843
				9,978,090
Financial Services-0.36%
Focus Financial Partners LLC(e)	6.75%	09/15/2031	13,132	13,249,820
Jane Street Group/JSG Finance, Inc.(e)	4.50%	11/15/2029	500	473,493
Jane Street Group/JSG Finance, Inc.(e)	7.13%	04/30/2031	15,000	15,572,446
Jane Street Group/JSG Finance, Inc.(e)	6.13%	11/01/2032	7,000	7,032,136
				36,327,895
Ground Transportation-0.05%
Genesee & Wyoming, Inc.(e)	6.25%	04/15/2032	5,000	5,047,200
Health Care Equipment & Supplies-0.31%
Bausch & Lomb Corp.(e)	8.38%	10/01/2028	2,000	2,087,500
Medline Borrower L.P.(e)	3.88%	04/01/2029	22,100	20,732,729
Medline Borrower L.P./Medline Co-Issuer, Inc.(e)	6.25%	04/01/2029	9,000	9,145,827
				31,966,056
Health Care Providers & Services-0.02%
Star Parent, Inc.(e)	9.00%	10/01/2030	1,600	1,676,738
Hotels, Restaurants & Leisure-0.34%
1011778 BC ULC/New Red Finance, Inc. (Canada)(e)	3.88%	01/15/2028	17,000	16,312,943
1011778 BC ULC/New Red Finance, Inc. (Canada)(e)	3.50%	02/15/2029	1,000	933,574
1011778 BC ULC/New Red Finance, Inc. (Canada)(e)	6.13%	06/15/2029	9,000	9,158,589
1011778 BC ULC/New Red Finance, Inc. (Canada)(e)	5.63%	09/15/2029	3,000	3,005,142
1011778 BC ULC/New Red Finance, Inc. (Canada)(e)	4.00%	10/15/2030	3,000	2,738,064
Caesars Entertainment, Inc.(e)	7.00%	02/15/2030	2,000	2,061,443
Caesars Entertainment, Inc.(e)	6.50%	02/15/2032	859	871,824
				35,081,579
Insurance-0.46%
Acrisure LLC/Acrisure Finance, Inc.(e)	4.25%	02/15/2029	3,282	3,109,737
Acrisure LLC/Acrisure Finance, Inc.(e)	7.50%	11/06/2030	12,833	13,256,348
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(e)	6.75%	04/15/2028	1,500	1,518,430
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(e)	7.00%	01/15/2031	2,500	2,550,350
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(e)	6.50%	10/01/2031	4,811	4,828,295
AmWINS Group, Inc.(e)	6.38%	02/15/2029	1,580	1,598,894
HUB International Ltd.(e)	7.25%	06/15/2030	18,900	19,531,336
				46,393,390
Machinery-0.12%
TK Elevator U.S. Newco, Inc. (Germany)(e)	5.25%	07/15/2027	12,200	12,087,294
Media-0.27%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.	4.91%	07/23/2025	1,000	998,725
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.	6.48%	10/23/2045	475	462,034
CSC Holdings LLC(e)	6.50%	02/01/2029	2,000	1,672,200
Virgin Media Secured Finance PLC (United Kingdom)(e)	5.50%	05/15/2029	1,500	1,436,946
Virgin Media Secured Finance PLC (United Kingdom)(e)	4.50%	08/15/2030	13,100	11,663,914
VZ Secured Financing B.V. (Netherlands)(e)	5.00%	01/15/2032	6,190	5,464,242
Ziggo B.V. (Netherlands)(e)	4.88%	01/15/2030	6,000	5,529,912
				27,227,973
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Senior Loan ETF (BKLN)—(continued)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Passenger Airlines-0.00%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(e)	5.50%	04/20/2026	$37	$37,484
Professional Services-0.08%
CoreLogic, Inc.(e)	4.50%	05/01/2028	9,100	8,621,445
Software-0.23%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(e)	8.00%	06/15/2029	1,500	1,418,865
Central Parent, Inc./CDK Global, Inc.(e)	7.25%	06/15/2029	2,500	2,321,486
Cloud Software Group, Inc.(e)	9.00%	09/30/2029	7,750	7,926,933
Cloud Software Group, Inc.(e)	8.25%	06/30/2032	5,658	5,872,540
SS&C Technologies, Inc.(e)	6.50%	06/01/2032	5,500	5,631,335
				23,171,159
Specialty Retail-0.08%
Wand NewCo 3, Inc.(e)	7.63%	01/30/2032	8,231	8,522,501
Wireless Telecommunication Services-0.01%
VMED O2 UK Financing I PLC (United Kingdom)(e)	4.75%	07/15/2031	1,000	877,652
Total U.S. Dollar Denominated Bonds & Notes (Cost $358,139,031)				358,306,388
			Shares
Money Market Funds-14.74%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.27%(f)(g) (Cost $1,495,263,589)			1,495,263,589	1,495,263,589
TOTAL INVESTMENTS IN SECURITIES-110.53% (Cost $11,217,538,926)				11,211,253,323
OTHER ASSETS LESS LIABILITIES-(10.53)%				(1,067,723,902)
NET ASSETS-100.00%				$10,143,529,421

Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Senior Loan ETF (BKLN)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(b)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	This variable rate interest will settle after February 28, 2025, at which time the interest rate will be determined.
(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 9.
(e)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2025 was $356,845,629, which represented 3.52% of the Fund’s Net Assets.

(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$403,365,070	$6,584,740,391	$(5,492,841,872)	$-	$-	$1,495,263,589	$25,586,267

(g)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statement of Assets and Liabilities
February 28, 2025
(Unaudited)
Invesco Senior Loan ETF (BKLN)
Assets:
Unaffiliated investments in securities, at value	$9,715,989,734
Affiliated investments in securities, at value	1,495,263,589
Cash	28,864,853
Foreign currencies, at value	6,819
Receivable for:
Dividends and interest	44,714,427
Investments sold	494,116,581
Fund shares sold	25,278,359
Expenses absorbed	233,074
Total assets	11,804,467,436
Liabilities:
Due to broker	8,018
Payable for:
Investments purchased	1,577,225,321
Fund shares repurchased	73,380,865
Accrued unitary management fees	5,113,453
Accrued tax expenses	1,300
Unfunded loan commitments	5,209,058
Total liabilities	1,660,938,015
Net Assets	$10,143,529,421
Net assets consist of:
Shares of beneficial interest	$11,378,039,146
Distributable earnings (loss)	(1,234,509,725)
Net Assets	$10,143,529,421
Shares outstanding (unlimited amount authorized, $0.01 par value)	483,800,000
Net asset value	$20.97
Market price	$20.95
Unaffiliated investments in securities, at cost	$9,722,275,337
Affiliated investments in securities, at cost	$1,495,263,589
Foreign currencies, at cost	$7,057
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statement of Operations
For the six months ended February 28, 2025
(Unaudited)
Invesco Senior Loan ETF (BKLN)
Investment income:
Interest income	$294,102,408
Affiliated dividend income	25,586,267
Total investment income	319,688,675
Expenses:
Unitary management fees	27,617,407
Less: Waivers	(1,021,129)
Net expenses	26,596,278
Net investment income	293,092,397
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	30,829,253
Foreign currencies	(42)
Net realized gain	30,829,211
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(47,623,708)
Foreign currencies	(299)
Change in net unrealized appreciation (depreciation)	(47,624,007)
Net realized and unrealized gain (loss)	(16,794,796)
Net increase in net assets resulting from operations	$276,297,601
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Statement of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)
	Invesco Senior Loan ETF (BKLN)
	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Operations:
Net investment income	$293,092,397	$570,096,123
Net realized gain (loss)	30,829,211	(67,871,838)
Change in net unrealized appreciation (depreciation)	(47,624,007)	30,256,743
Net increase in net assets resulting from operations	276,297,601	532,481,028
Distributions to Shareholders from:
Distributable earnings	(330,035,028)	(556,447,768)
Shareholder Transactions:
Proceeds from shares sold	4,483,760,860	6,416,672,532
Value of shares repurchased	(1,055,584,913)	(3,712,606,874)
Transaction fees	2,155,258	10,116,012
Net increase in net assets resulting from share transactions	3,430,331,205	2,714,181,670
Net increase in net assets	3,376,593,778	2,690,214,930
Net assets:
Beginning of period	6,766,935,643	4,076,720,713
End of period	$10,143,529,421	$6,766,935,643
Changes in Shares Outstanding:
Shares sold	212,600,000	304,200,000
Shares repurchased	(50,100,000)	(176,500,000)
Shares outstanding, beginning of period	321,300,000	193,600,000
Shares outstanding, end of period	483,800,000	321,300,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Financial Highlights
Invesco Senior Loan ETF (BKLN)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$21.06	$21.06	$21.08	$22.13	$21.82	$22.57
Net investment income(a)	0.72	1.84	1.68	0.77	0.68	0.93
Net realized and unrealized gain (loss) on investments	(0.00)(b)	(0.05)	(0.07)	(1.18)	0.31	(0.88)
Total from investment operations	0.72	1.79	1.61	(0.41)	0.99	0.05
Distributions to shareholders from:
Net investment income	(0.82)	(1.82)	(1.69)	(0.73)	(0.69)	(0.91)
Return of capital	-	-	-	-	(0.02)	-
Total distributions	(0.82)	(1.82)	(1.69)	(0.73)	(0.71)	(0.91)
Transaction fees(a)	0.01	0.03	0.06	0.09	0.03	0.11
Net asset value at end of period	$20.97	$21.06	$21.06	$21.08	$22.13	$21.82
Market price at end of period(c)	$20.95	$21.08	$21.09	$20.98	$22.15	$21.91
Net Asset Value Total Return(d)	3.53%	8.99%	8.34%	(1.44)%	4.72%	0.80%
Market Price Total Return(d)	3.33%	8.94%	9.04%	(1.99)%	4.38%	1.05%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$10,143,529	$6,766,936	$4,076,721	$4,109,841	$6,289,247	$4,499,824
Ratio to average net assets of:
Expenses, after Waivers(e)	0.63%(f)	0.63%	0.63%	0.65%	0.64%	0.63%
Expenses, prior to Waivers(e)	0.65%(f)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	6.90%(f)	8.75%	8.02%	3.53%	3.08%	4.22%
Portfolio turnover rate(g)	79%	199%	129%	106%	109%	107%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $(0.005) per share.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
February 28, 2025
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolio:
Full Name	Short Name
Invesco Senior Loan ETF (BKLN)	"Senior Loan ETF"
The portfolio (the “Fund”) represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on NYSE Arca, Inc.
The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in the Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash, though the Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of a basket of securities ("Deposit Securities"). Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Fund.
The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of the Morningstar LSTA US Leveraged Loan 100 Index (the “Underlying Index”).
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign

14

exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

15

withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the payments to Invesco Senior Secured Management, Inc. (the “Sub-Adviser”), set-up fees and commitment fees associated with the line of credit and the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.
To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests.

16

The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.
K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to

17

invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.
Changing Fixed-Income Market Conditions Risk. Fluctuations in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by APs, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Index Risk. Unlike many investment companies that are "actively managed", the Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from the Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, the Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, the Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also

18

concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s NAV.
Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, the Fund will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units in-kind. Additionally, the Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Investment Grade Securities Risk. All or a significant portion of the loans in which the Fund will invest may be determined to be non-investment grade loans that are considered speculative. The Fund also may invest in junk bonds. Non-investment grade loans and bonds, and unrated loans and bonds of comparable credit quality are subject to the increased risk of a borrower’s or issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the borrower of lower-rated loans or issuer of lower-rated bonds defaults, the Fund may incur additional expenses to seek recovery.
Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund may seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Risk of Investing in Loans. Investments in loans are subject to interest rate risk and credit risk. Default in the payment of interest or principal on a loan will result in a reduction in its value. Although the loans in which the Fund will invest generally are secured by specific collateral, there can be no assurance that such collateral will satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund’s access to the collateral may be limited by bankruptcy or other insolvency laws and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.
Risks of Loan Assignments and Participations. As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment, a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

19

Sampling Risk. The Fund’s use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Senior Loans Risk. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in senior loans typically are below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce the Fund’s NAV and income distributions. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. There is no assurance that the liquidation of the collateral would satisfy the claims of the borrower’s obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. Economic and other events (whether real or perceived) can reduce the demand for certain senior loans or senior loans generally, which may reduce market prices. Senior loans and other debt securities also are subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments such as senior loans in which the Fund may be expected to invest are substantially less exposed to this risk than fixed-rate debt instruments. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded senior loans. Longer interest rate reset periods generally increase fluctuations in value as a result of changes in market interest rates.
Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. Many loans are not registered with the Securities and Exchange Commission or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most loans than is the case for many other types of securities. Although a loan may be senior to equity and other debt securities in a borrower’s capital structure, such obligations may be structurally subordinated to obligations of the borrower’s subsidiaries.
There is no organized exchange on which loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market and the Fund may not realize full value in the event of the need to sell a loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods, any of which may impair the Fund’s ability to sell loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods for certain loans may result in cash not being immediately available to the Fund upon sale of the loan. As a result, the Fund may have to sell other investments with shorter settlement periods or engage in borrowing transactions to raise cash to meet its obligations. Newly originated loans (including reissuances and restructured loans) may possess lower levels of credit document protections than has historically been the case. Accordingly, in the event of default, the Fund may experience lower levels of recoveries than has historically been the norm.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services, and oversight of the Sub-Adviser.
Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.65% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the payments to the Sub-Adviser, set-up fees and commitment fees associated with the line of credit, the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds

20

(including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended February 28, 2025, the Adviser waived fees of $1,021,129.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of the Fund with Morningstar, Inc. (the “Licensor”).
The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.
The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$9,357,683,346	$-	$9,357,683,346
U.S. Dollar Denominated Bonds & Notes	-	358,306,388	-	358,306,388
Money Market Funds	1,495,263,589	-	-	1,495,263,589
Total Investments	$1,495,263,589	$9,715,989,734	$-	$11,211,253,323
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

21

The Fund had a capital loss carryforward as of August 31, 2024, as follows:
No expiration
Short-Term	Long-Term	Total*
$308,428,401	$878,249,228	$1,186,677,629

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the six months ended February 28, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $9,808,953,062 and $6,499,726,869, respectively.
As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Aggregate unrealized appreciation of investments	$52,075,623
Aggregate unrealized (depreciation) of investments	(114,543,414)
Net unrealized appreciation (depreciation) of investments	$(62,467,791)
Cost of investments for tax purposes is $11,273,721,114.
NOTE 7—Trustees’ and Officer’s Fees
The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.
NOTE 8—Borrowing
The Fund is a party to a committed line of credit facility with a syndicate administered by State Street Bank and Trust Company, which will expire on April 7, 2026. The Fund currently participates in this line of credit with another Invesco ETF on a several and not joint basis. The Fund may borrow up to the lesser of (1) $725,000,000 or (2) the limits set by its prospectus for borrowings. The Adviser, on behalf of the Fund, pays an upfront fee of 0.10% on the commitment amount and a commitment fee of 0.15% on the amount of the commitment that has not been utilized. In case of borrowings from the line of credit, the Fund pays the associated interest expenses.
During the six months ended February 28, 2025, there were no borrowings from the line of credit.
NOTE 9—Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitment as of February 28, 2025. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.
Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
R1 RCM, Inc.	Delayed Draw Term Loan B	$5,209,058	$(17,043)
NOTE 10—Senior Loan Participation Commitments
The Fund may invest in participations, assignments, or act as a party to the primary lending syndicate of a senior loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.
During the six months ended February 28, 2025, there were no interests in senior loans purchased by the Fund on a participation basis.

22

NOTE 11—Capital
Shares are issued and redeemed by the Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Fund.
To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.
Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

23

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Fund’s trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

24

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SL-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
February 28, 2025
IBBQ	Invesco Nasdaq Biotechnology ETF
QOWZ	Invesco Nasdaq Free Cash Flow Achievers ETF
SOXQ	Invesco PHLX Semiconductor ETF
TAN	Invesco Solar ETF

2

Invesco Nasdaq Biotechnology ETF (IBBQ)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Biotechnology-80.24%
2seventy bio, Inc.(b)(c)	1,965	$5,188
4D Molecular Therapeutics, Inc.(b)(c)	1,761	7,977
89bio, Inc.(b)(c)	4,436	40,944
Absci Corp.(b)(c)	4,376	16,848
AC Immune S.A. (Switzerland)(b)(c)	4,135	10,503
Acadia Pharmaceuticals, Inc.(b)	6,339	124,244
ACELYRIN, Inc.(b)(c)	3,751	10,053
Acrivon Therapeutics, Inc.(b)(c)	1,186	6,298
ADMA Biologics, Inc.(b)	9,006	147,608
Agios Pharmaceuticals, Inc.(b)(c)	2,173	77,228
Akero Therapeutics, Inc.(b)(c)	2,659	130,610
Alector, Inc.(b)(c)	4,076	6,685
Alkermes PLC(b)	6,164	211,610
Allogene Therapeutics, Inc.(b)(c)	7,988	15,577
Alnylam Pharmaceuticals, Inc.(b)	4,923	1,214,750
Altimmune, Inc.(b)(c)	2,710	18,021
Alvotech S.A. (Luxembourg)(b)	10,165	115,474
Amarin Corp. PLC, ADR (Ireland)(b)	16,769	9,087
Amgen, Inc.	11,668	3,594,444
Amicus Therapeutics, Inc.(b)	11,384	108,034
AnaptysBio, Inc.(b)(c)	1,159	19,494
Anavex Life Sciences Corp.(b)(c)	3,231	25,557
Annexon, Inc.(b)	4,061	10,721
Apellis Pharmaceuticals, Inc.(b)	4,739	119,186
Apogee Therapeutics, Inc.(b)(c)	1,715	53,920
Applied Therapeutics, Inc.(b)(c)	4,433	2,254
Arbutus Biopharma Corp.(b)	7,219	24,906
Arcellx, Inc.(b)(c)	2,060	133,529
Arcturus Therapeutics Holdings, Inc.(b)	1,032	17,327
Arcutis Biotherapeutics, Inc.(b)(c)	4,459	61,044
Ardelyx, Inc.(b)(c)	9,024	48,369
argenx SE, ADR (Netherlands)(b)	1,231	768,969
ArriVent Biopharma, Inc.(b)(c)	1,284	30,315
Arrowhead Pharmaceuticals, Inc.(b)(c)	4,741	89,652
ARS Pharmaceuticals, Inc.(b)(c)	3,703	38,807
Artiva Biotherapeutics, Inc. (South Korea)(b)	925	3,839
Ascendis Pharma A/S, ADR (Denmark)(b)	2,298	359,821
Astria Therapeutics, Inc.(b)	2,150	13,846
Aura Biosciences, Inc.(b)(c)	1,903	14,253
Aurinia Pharmaceuticals, Inc. (Canada)(b)	5,455	43,367
Autolus Therapeutics PLC, ADR (United Kingdom)(b)(c)	7,608	13,162
Avidity Biosciences, Inc.(b)(c)	4,545	139,259
Beam Therapeutics, Inc.(b)(c)	3,155	83,103
BeiGene Ltd., ADR (China)(b)(c)	1,689	459,070
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)(c)	1,747	19,165
BioCryst Pharmaceuticals, Inc.(b)(c)	7,891	67,942
Biogen, Inc.(b)	5,552	780,056
BioMarin Pharmaceutical, Inc.(b)	7,261	516,693
Biomea Fusion, Inc.(b)(c)	1,526	4,410
BioNTech SE, ADR (Germany)(b)	3,740	422,321
Blueprint Medicines Corp.(b)(c)	2,420	233,699
BridgeBio Pharma, Inc.(b)	7,200	251,280
C4 Therapeutics, Inc.(b)(c)	2,689	7,287
Cargo Therapeutics, Inc.(b)(c)	1,754	6,595
Cartesian Therapeutics, Inc.(b)(c)	968	18,237
	Shares	Value
Biotechnology-(continued)
Cartesian Therapeutics, Inc., Rts., expiring 12/31/2050(b)(d)	2,633	$474
Centessa Pharmaceuticals PLC, ADR(b)(c)	3,397	52,823
CG Oncology, Inc.(b)(c)	2,577	66,641
Climb Bio, Inc.(b)	2,561	3,713
Cogent Biosciences, Inc.(b)(c)	4,208	31,686
Compass Pathways PLC, ADR (United Kingdom)(b)(c)	1,937	7,612
Corvus Pharmaceuticals, Inc.(b)(c)	2,448	9,890
Crinetics Pharmaceuticals, Inc.(b)(c)	3,533	126,411
CRISPR Therapeutics AG (Switzerland)(b)(c)	3,252	142,828
Cullinan Therapeutics, Inc.(b)(c)	2,218	18,831
CureVac N.V. (Germany)(b)(c)	8,547	26,496
Cytokinetics, Inc.(b)(c)	4,496	206,816
Day One Biopharmaceuticals, Inc.(b)(c)	3,842	34,809
Denali Therapeutics, Inc.(b)(c)	5,483	90,798
Design Therapeutics, Inc.(b)(c)	2,157	10,483
Disc Medicine, Inc.(b)	1,134	63,708
Dynavax Technologies Corp.(b)(c)	5,008	69,060
Dyne Therapeutics, Inc.(b)(c)	3,877	52,766
Editas Medicine, Inc.(b)(c)	3,465	6,653
Enanta Pharmaceuticals, Inc.(b)(c)	807	6,278
Entrada Therapeutics, Inc.(b)	1,425	17,014
Erasca, Inc.(b)(c)	10,771	14,756
Exelixis, Inc.(b)(c)	10,880	420,947
Fate Therapeutics, Inc.(b)	4,339	4,860
Foghorn Therapeutics, Inc.(b)(c)	2,118	10,272
Galapagos N.V., ADR (Belgium)(b)(c)	532	13,875
Genmab A/S, ADR (Denmark)(b)(c)	1,597	36,220
Geron Corp.(b)	23,030	40,533
Gilead Sciences, Inc.	35,654	4,075,609
GRAIL, Inc.(b)(c)	1,294	49,897
Grifols S.A., ADR (Spain)(b)(c)	4,648	39,229
Halozyme Therapeutics, Inc.(b)(c)	4,847	286,700
Humacyte, Inc.(b)(c)	4,995	16,983
Ideaya Biosciences, Inc.(b)(c)	3,293	67,737
IGM Biosciences, Inc.(b)(c)	1,298	1,765
ImmunityBio, Inc.(b)(c)	26,548	87,343
Immunocore Holdings PLC, ADR (United Kingdom)(b)(c)	1,508	44,290
Immunovant, Inc.(b)(c)	5,592	115,195
Incyte Corp.(b)	7,340	539,490
Inhibrx Biosciences, Inc.(b)	551	7,301
Inozyme Pharma, Inc.(b)(c)	2,447	2,936
Insmed, Inc.(b)(c)	6,816	555,845
Intellia Therapeutics, Inc.(b)(c)	3,880	39,149
Ionis Pharmaceuticals, Inc.(b)(c)	6,016	199,671
Iovance Biotherapeutics, Inc.(b)(c)	11,611	49,173
Ironwood Pharmaceuticals, Inc.(b)(c)	6,097	9,816
iTeos Therapeutics, Inc.(b)(c)	1,537	11,159
Janux Therapeutics, Inc.(b)(c)	1,999	65,747
KalVista Pharmaceuticals, Inc.(b)	1,801	20,522
Keros Therapeutics, Inc.(b)	1,574	17,440
Kiniksa Pharmaceuticals International PLC(b)(c)	1,584	32,124
Krystal Biotech, Inc.(b)(c)	1,096	196,458
Kura Oncology, Inc.(b)(c)	2,963	22,845
Kymera Therapeutics, Inc.(b)(c)	2,467	77,340
Kyverna Therapeutics, Inc.(b)(c)	1,645	4,672
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Biotechnology-(continued)
Larimar Therapeutics, Inc.(b)	2,431	$7,366
Legend Biotech Corp., ADR(b)(c)	3,112	108,951
LENZ Therapeutics, Inc.(c)	1,048	22,878
Lexeo Therapeutics, Inc.(b)	1,260	3,604
Lexicon Pharmaceuticals, Inc.(b)(c)	15,153	10,600
Lyell Immunopharma, Inc.(b)(c)	10,733	7,629
MacroGenics, Inc.(b)	2,631	6,472
Madrigal Pharmaceuticals, Inc.(b)(c)	831	283,595
MannKind Corp.(b)(c)	10,507	56,107
MeiraGTx Holdings PLC(b)	2,977	21,226
Mersana Therapeutics, Inc.(b)	4,706	2,463
Merus N.V. (Netherlands)(b)	2,608	122,811
Mesoblast Ltd., ADR (Australia)(b)	1,217	20,872
Mineralys Therapeutics, Inc.(b)	1,896	17,329
Mirum Pharmaceuticals, Inc.(b)(c)	1,829	87,006
Moderna, Inc.(b)(c)	14,661	453,905
Monte Rosa Therapeutics, Inc.(b)(c)	2,341	12,875
Neurocrine Biosciences, Inc.(b)	3,857	457,903
Neurogene, Inc.(b)(c)	566	10,013
NewAmsterdam Pharma Co. N.V. (Netherlands)(b)(c)	3,520	73,920
Nkarta, Inc.(b)	2,689	4,706
Novavax, Inc.(b)(c)	6,103	50,838
Nurix Therapeutics, Inc.(b)(c)	2,694	41,622
Nuvalent, Inc., Class A(b)(c)	2,514	188,500
Olema Pharmaceuticals, Inc.(b)(c)	2,167	9,470
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	125	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(d)	125	0
OnKure Therapeutics, Inc.(b)(c)	482	2,444
ORIC Pharmaceuticals, Inc.(b)(c)	2,688	21,585
Oruka Therapeutics, Inc.(c)	1,333	13,530
PepGen, Inc.(b)(c)	1,242	3,912
Praxis Precision Medicines, Inc.(b)(c)	710	27,406
Precigen, Inc.(b)(c)	12,051	20,848
Prime Medicine, Inc.(b)(c)	5,020	12,650
Protagonist Therapeutics, Inc.(b)(c)	2,271	85,367
Prothena Corp. PLC (Ireland)(b)(c)	2,050	32,410
PTC Therapeutics, Inc.(b)	2,938	162,354
Pyxis Oncology, Inc.(b)(c)	2,266	2,697
Q32 Bio, Inc.(b)(c)	464	1,053
Recursion Pharmaceuticals, Inc., Class A(b)(c)	14,543	109,218
Regeneron Pharmaceuticals, Inc.	4,123	2,880,905
REGENXBIO, Inc.(b)(c)	1,888	12,404
Relay Therapeutics, Inc.(b)(c)	6,377	21,746
Replimune Group, Inc.(b)(c)	3,004	38,091
REVOLUTION Medicines, Inc.(b)(c)	6,409	261,103
Rhythm Pharmaceuticals, Inc.(b)(c)	2,341	128,544
Rigel Pharmaceuticals, Inc.(b)	671	15,473
Rocket Pharmaceuticals, Inc.(b)(c)	3,473	32,820
Roivant Sciences Ltd.(b)(c)	27,733	297,852
Sage Therapeutics, Inc.(b)(c)	2,269	16,564
Sana Biotechnology, Inc.(b)(c)	8,451	22,057
Sarepta Therapeutics, Inc.(b)(c)	3,639	388,463
Savara, Inc.(b)(c)	6,463	16,093
Scholar Rock Holding Corp.(b)(c)	3,567	138,471
Silence Therapeutics PLC, ADR (United Kingdom)(b)	1,790	8,055
Solid Biosciences, Inc.(b)(c)	1,522	8,508
	Shares	Value
Biotechnology-(continued)
SpringWorks Therapeutics, Inc.(b)(c)	2,834	$163,692
Spyre Therapeutics, Inc.(b)(c)	2,235	44,029
Stoke Therapeutics, Inc.(b)(c)	2,018	15,841
Summit Therapeutics, Inc.(b)(c)	28,095	581,286
Sutro Biopharma, Inc.(b)	3,141	4,994
Syndax Pharmaceuticals, Inc.(b)	3,252	50,861
Tango Therapeutics, Inc.(b)	4,002	8,284
Taysha Gene Therapies, Inc.(b)(c)	7,808	12,493
Tectonic Therapeutic, Inc.(b)	562	14,207
Tevogen Bio Holdings, Inc.(b)	6,669	8,536
Tourmaline Bio, Inc.(b)	977	12,789
Travere Therapeutics, Inc.(b)(c)	3,307	70,770
TScan Therapeutics, Inc.(b)(c)	1,870	3,927
Twist Bioscience Corp.(b)	2,261	87,772
Tyra Biosciences, Inc.(b)(c)	1,928	22,577
Ultragenyx Pharmaceutical, Inc.(b)	3,518	150,993
uniQure N.V. (Netherlands)(b)	1,857	24,420
United Therapeutics Corp.(b)	1,701	544,405
UroGen Pharma Ltd.(b)	1,608	15,212
Vanda Pharmaceuticals, Inc.(b)(c)	2,446	11,643
Vaxcyte, Inc.(b)(c)	4,748	346,699
Vera Therapeutics, Inc.(b)(c)	2,412	72,191
Veracyte, Inc.(b)(c)	2,953	102,646
Vericel Corp.(b)(c)	1,880	96,425
Vertex Pharmaceuticals, Inc.(b)	7,051	3,382,999
Verve Therapeutics, Inc.(b)	3,226	20,421
Vir Biotechnology, Inc.(b)(c)	5,247	44,022
Voyager Therapeutics, Inc.(b)(c)	2,033	8,295
Xencor, Inc.(b)(c)	2,721	41,795
Xenon Pharmaceuticals, Inc. (Canada)(b)	2,905	107,543
Y-mAbs Therapeutics, Inc.(b)(c)	1,706	9,485
Zai Lab Ltd., ADR (China)(b)(c)	1,987	68,830
Zymeworks, Inc.(b)(c)	2,632	35,269
		32,046,962
Health Care Equipment & Supplies-0.20%
Novocure Ltd.(b)(c)	4,122	78,607
Health Care Providers & Services-0.56%
Castle Biosciences, Inc.(b)(c)	1,067	23,132
Guardant Health, Inc.(b)	4,707	200,283
		223,415
Life Sciences Tools & Services-3.78%
10X Genomics, Inc., Class A(b)(c)	4,076	43,572
AbCellera Biologics, Inc. (Canada)(b)(c)	11,253	29,089
Adaptive Biotechnologies Corp.(b)(c)	5,622	46,438
Alpha Teknova, Inc.(b)(c)	2,031	13,202
Codexis, Inc.(b)	3,100	9,424
Fortrea Holdings, Inc.(b)(c)	3,417	47,325
Illumina, Inc.(b)(c)	6,042	536,167
Maravai LifeSciences Holdings, Inc., Class A(b)(c)	5,404	17,401
MaxCyte, Inc.(b)(c)	4,019	13,424
Medpace Holdings, Inc.(b)(c)	1,184	387,547
OmniAb, Inc.(b)(c)	4,554	15,848
Pacific Biosciences of California, Inc.(b)(c)	10,434	15,129
Personalis, Inc.(b)	2,692	11,145
Tempus AI, Inc.(b)(c)	5,806	326,181
		1,511,892
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Pharmaceuticals-15.06%
Alumis, Inc.(b)(c)	1,799	$8,365
Amneal Pharmaceuticals, Inc.(b)	11,804	102,341
Amphastar Pharmaceuticals, Inc.(b)	1,832	52,084
Amylyx Pharmaceuticals, Inc.(b)(c)	2,850	9,348
ANI Pharmaceuticals, Inc.(b)	801	49,574
Aquestive Therapeutics, Inc.(b)(c)	3,474	9,727
Arvinas, Inc.(b)(c)	2,618	46,339
AstraZeneca PLC, ADR (United Kingdom)	22,222	1,693,539
Atea Pharmaceuticals, Inc.(b)(c)	3,537	10,717
Avadel Pharmaceuticals PLC(b)(c)	3,671	29,038
Axsome Therapeutics, Inc.(b)	1,846	235,439
Collegium Pharmaceutical, Inc.(b)(c)	1,229	35,702
CorMedix, Inc.(b)(c)	2,312	23,952
Edgewise Therapeutics, Inc.(b)(c)	3,607	94,395
Enliven Therapeutics, Inc.(b)(c)	1,861	38,765
Esperion Therapeutics, Inc.(b)	7,507	12,762
Evolus, Inc.(b)(c)	2,412	35,191
EyePoint Pharmaceuticals, Inc.(b)(c)	2,600	16,302
Harmony Biosciences Holdings, Inc.(b)	2,173	73,556
Harrow, Inc.(b)(c)	1,357	38,104
Hutchmed (China) Ltd., ADR (China)(b)(c)	1,182	19,456
Indivior PLC (United Kingdom)(b)(c)	5,194	47,992
Innoviva, Inc.(b)	2,385	42,739
Intra-Cellular Therapies, Inc.(b)	4,039	517,800
Jazz Pharmaceuticals PLC(b)(c)	2,303	330,550
Ligand Pharmaceuticals, Inc.(b)(c)	720	88,006
Mind Medicine (MindMed), Inc.(b)	2,794	18,776
Neumora Therapeutics, Inc.(b)(c)	6,155	9,602
Ocular Therapeutix, Inc.(b)	5,990	42,769
Omeros Corp.(b)(c)	2,208	18,569
Pacira BioSciences, Inc.(b)(c)	1,759	42,304
Phathom Pharmaceuticals, Inc.(b)(c)	2,605	14,380
Phibro Animal Health Corp., Class A	775	17,623
Pliant Therapeutics, Inc.(b)(c)	2,318	7,974
Rapport Therapeutics, Inc.(b)(c)	1,393	13,972
Royalty Pharma PLC, Class A	16,927	569,424
Sanofi S.A., ADR	11,471	624,825
scPharmaceuticals, Inc.(b)(c)	1,906	6,252
SIGA Technologies, Inc.(c)	2,720	14,933
Structure Therapeutics, Inc., ADR(b)(c)	2,270	53,912
Supernus Pharmaceuticals, Inc.(b)	2,104	67,454
	Shares	Value
Pharmaceuticals-(continued)
Tarsus Pharmaceuticals, Inc.(b)	1,456	$64,763
Terns Pharmaceuticals, Inc.(b)	3,435	12,675
Theravance Biopharma, Inc.(b)	1,873	17,512
Third Harmonic Bio, Inc., Class B(b)	1,727	5,958
Trevi Therapeutics, Inc.(b)(c)	2,928	13,235
Verona Pharma PLC, ADR (United Kingdom)(b)(c)	2,819	196,287
Viatris, Inc.	45,473	419,716
WaVe Life Sciences Ltd.(b)(c)	5,811	61,422
Xeris Biopharma Holdings, Inc.(b)(c)	5,680	21,754
Zevra Therapeutics, Inc.(b)(c)	2,034	16,292
		6,014,166
Total Common Stocks & Other Equity Interests (Cost $40,531,421)		39,875,042

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(e)(f) (Cost $6,337)	6,337	6,337
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $40,537,758)		39,881,379
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.49%
Invesco Private Government Fund, 4.34%(e)(f)(g)	3,027,659	3,027,659
Invesco Private Prime Fund, 4.47%(e)(f)(g)	7,947,920	7,950,304
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,977,963)		10,977,963
TOTAL INVESTMENTS IN SECURITIES-127.34% (Cost $51,515,721)		50,859,342
OTHER ASSETS LESS LIABILITIES-(27.34)%		(10,920,550)
NET ASSETS-100.00%		$39,938,792

ADR	-American Depositary Receipt
Rts.	-Rights

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$276,518	$(270,181)	$-	$-	$6,337	$439
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,870,230	11,930,010	(11,772,581)	-	-	3,027,659	67,436 *
Invesco Private Prime Fund	7,371,186	22,611,571	(22,031,773)	(484)	(196)	7,950,304	178,547 *
Total	$10,241,416	$34,818,099	$(34,074,535)	$(484)	$(196)	$10,984,300	$246,422

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Automobiles-0.67%
Thor Industries, Inc.(b)	1,076	$106,944
Building Products-0.88%
Owens Corning	914	140,793
Commercial Services & Supplies-5.75%
Cintas Corp.	1,639	340,092
Republic Services, Inc.	1,510	357,900
Rollins, Inc.	4,274	223,915
		921,907
Consumer Finance-2.21%
Capital One Financial Corp.	1,767	354,372
Distributors-0.99%
Pool Corp.(b)	458	158,926
Electrical Equipment-0.85%
Acuity Brands, Inc.	460	136,680
Electronic Equipment, Instruments & Components-4.19%
Amphenol Corp., Class A	5,021	334,399
Littelfuse, Inc.	496	115,126
Teledyne Technologies, Inc.(c)	430	221,459
		670,984
Entertainment-1.50%
Warner Bros. Discovery, Inc.(c)	20,982	240,454
Financial Services-5.00%
Mastercard, Inc., Class A	1,390	801,071
Food Products-1.30%
McCormick & Co., Inc.	2,518	208,012
Health Care Providers & Services-3.83%
UnitedHealth Group, Inc.	1,291	613,173
Health Care Technology-0.27%
Simulations Plus, Inc.(b)	1,506	43,644
Hotels, Restaurants & Leisure-2.13%
Marriott International, Inc., Class A	1,219	341,868
Household Durables-1.79%
Cavco Industries, Inc.(c)	202	105,955
NVR, Inc.(c)	25	181,139
		287,094
Interactive Media & Services-7.95%
Meta Platforms, Inc., Class A	1,908	1,274,926
IT Services-1.50%
VeriSign, Inc.(c)	1,012	240,735
Life Sciences Tools & Services-5.58%
Mettler-Toledo International, Inc.(c)	178	226,544
Thermo Fisher Scientific, Inc.	977	516,794
West Pharmaceutical Services, Inc.	651	151,253
		894,591
Machinery-0.74%
Watts Water Technologies, Inc., Class A	554	118,877
Metals & Mining-0.20%
Radius Recycling, Inc., Class A(b)	2,273	31,436
Oil, Gas & Consumable Fuels-1.90%
Kinder Morgan, Inc.	11,238	304,550
	Shares	Value
Professional Services-4.71%
Automatic Data Processing, Inc.	1,375	$433,372
DLH Holdings Corp.(b)(c)	2,801	14,173
Paychex, Inc.	2,022	306,677
		754,222
Semiconductors & Semiconductor Equipment-20.72%
Broadcom, Inc.	5,489	1,094,671
KLA Corp.	560	396,950
Microchip Technology, Inc.	3,723	219,136
NVIDIA Corp.	11,955	1,493,419
Rambus, Inc.(c)	2,109	117,872
		3,322,048
Software-22.88%
Adobe, Inc.(c)	1,050	460,488
Cadence Design Systems, Inc.(c)	1,172	293,586
Fair Isaac Corp.(c)	130	245,225
Fortinet, Inc.(c)	3,556	384,084
Intuit, Inc.	766	470,201
Manhattan Associates, Inc.(c)	654	115,680
Progress Software Corp.(b)	1,315	71,852
PTC, Inc.(c)	1,072	175,411
Qualys, Inc.(c)	765	100,567
Roper Technologies, Inc.	553	323,228
Salesforce, Inc.	1,876	558,767
ServiceNow, Inc.(c)	505	469,529
		3,668,618
Trading Companies & Distributors-2.42%
Beacon Roofing Supply, Inc.(c)	1,134	130,886
Fastenal Co.	3,404	257,785
		388,671
Total Common Stocks & Other Equity Interests (Cost $15,172,205)		16,024,596

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $5,186)	5,186	5,186
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $15,177,391)		16,029,782
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.57%
Invesco Private Government Fund, 4.34%(d)(e)(f)	70,162	70,162
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.47%(d)(e)(f)	182,188	$182,243
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $252,405)		252,405
TOTAL INVESTMENTS IN SECURITIES-101.56% (Cost $15,429,796)		16,282,187
OTHER ASSETS LESS LIABILITIES-(1.56)%		(250,546)
NET ASSETS-100.00%		$16,031,641

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,725	$125,146	$(126,685)	$-	$-	$5,186	$229
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,183	992,639	(941,660)	-	-	70,162	831 *
Invesco Private Prime Fund	50,888	2,278,449	(2,147,082)	(3)	(9)	182,243	2,223 *
Total	$76,796	$3,396,234	$(3,215,427)	$(3)	$(9)	$257,591	$3,283

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco PHLX Semiconductor ETF (SOXQ)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Electronic Equipment, Instruments & Components-1.09%
Coherent Corp.(b)	62,147	$4,672,833
Semiconductors & Semiconductor Equipment-98.90%
Advanced Micro Devices, Inc.(b)	259,052	25,868,933
Amkor Technology, Inc.	99,102	2,091,052
Analog Devices, Inc.	81,485	18,746,439
Applied Materials, Inc.	101,698	16,075,403
ARM Holdings PLC, ADR(b)	51,467	6,777,689
ASML Holding N.V., New York Shares (Netherlands)	25,878	18,349,572
Broadcom, Inc.	274,058	54,655,387
Cirrus Logic, Inc.(b)	21,352	2,225,092
Entegris, Inc.(c)	60,674	6,141,422
GLOBALFOUNDRIES, Inc.(b)(c)	222,067	8,609,538
Intel Corp.	738,783	17,531,321
KLA Corp.	27,461	19,465,455
Lam Research Corp.	240,494	18,455,509
Lattice Semiconductor Corp.(b)(c)	55,440	3,456,130
MACOM Technology Solutions Holdings, Inc.(b)	29,091	3,364,665
Marvell Technology, Inc.	191,690	17,600,976
Microchip Technology, Inc.	215,781	12,700,870
Micron Technology, Inc.	181,395	16,984,014
Monolithic Power Systems, Inc.	19,600	11,975,796
NVIDIA Corp.	385,556	48,163,655
NXP Semiconductors N.V. (China)	77,463	16,700,248
ON Semiconductor Corp.(b)	171,094	8,049,973
Onto Innovation, Inc.(b)	19,847	2,890,914
Qorvo, Inc.(b)(c)	37,982	2,760,912
QUALCOMM, Inc.	112,078	17,615,299
Skyworks Solutions, Inc.(c)	64,259	4,283,505
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	96,219	17,370,416
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Teradyne, Inc.	65,441	$7,189,348
Texas Instruments, Inc.	88,383	17,322,184
		423,421,717
Total Common Stocks & Other Equity Interests (Cost $440,090,494)		428,094,550

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $253,307)	253,307	253,307
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $440,343,801)		428,347,857
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.37%
Invesco Private Government Fund, 4.34%(d)(e)(f)	4,008,856	4,008,856
Invesco Private Prime Fund, 4.47%(d)(e)(f)	10,410,111	10,413,234
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,422,090)		14,422,090
TOTAL INVESTMENTS IN SECURITIES-103.42% (Cost $454,765,891)		442,769,947
OTHER ASSETS LESS LIABILITIES-(3.42)%		(14,621,727)
NET ASSETS-100.00%		$428,148,220

ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$205,395	$2,482,635	$(2,434,723)	$-	$-	$253,307	$4,575
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco PHLX Semiconductor ETF (SOXQ)—(continued)
February 28, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,025,751	$53,326,558	$(56,343,453)	$-	$-	$4,008,856	$128,761 *
Invesco Private Prime Fund	10,957,299	88,301,905	(88,844,543)	(186)	(1,241)	10,413,234	338,447 *
Total	$18,188,445	$144,111,098	$(147,622,719)	$(186)	$(1,241)	$14,675,397	$471,783

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Solar ETF (TAN)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Construction & Engineering-1.37%
West Holdings Corp. (Japan)(b)	1,001,198	$10,542,400
Electrical Equipment-19.57%
Array Technologies, Inc.(b)(c)	4,155,175	21,939,324
Nextracker, Inc., Class A(b)(c)	1,911,832	84,158,845
Shoals Technologies Group, Inc., Class A(b)(c)	4,876,795	14,776,689
Sunrun, Inc.(b)(c)	4,201,241	30,458,997
		151,333,855
Financial Services-4.24%
HA Sustainable Infrastructure Capital, Inc.(b)	1,141,818	32,804,431
Independent Power and Renewable Electricity Producers-27.54%
Altus Power, Inc.(b)(c)	2,490,524	12,278,283
Clearway Energy, Inc., Class C	968,304	27,131,878
Doral Group Renewable Energy Resources Ltd. (Israel)(b)(c)	3,453,213	13,841,315
Energix-Renewable Energies Ltd. (Israel)	4,142,434	13,287,176
Enlight Renewable Energy Ltd. (Israel)(c)	1,420,585	24,553,255
Grenergy Renovables S.A. (Spain)(b)(c)	374,361	14,097,954
Neoen S.A. (France)(b)(d)	751,693	31,129,198
OY Nofar Energy Ltd. (Israel)(b)(c)	634,325	15,012,421
ReNew Energy Global PLC, Class A (India)(b)(c)	1,247,092	7,856,680
RENOVA, Inc. (Japan)(b)(c)	1,336,172	6,108,736
Scatec ASA (South Africa)(c)(d)	1,942,828	13,972,296
Solaria Energia y Medio Ambiente S.A. (Spain)(b)(c)	2,217,778	18,094,886
Sunnova Energy International, Inc.(b)(c)	4,216,125	6,998,767
Xinyi Energy Holdings Ltd. (China)(b)	83,706,760	8,627,237
		212,990,082
Semiconductors & Semiconductor Equipment-47.33%
Canadian Solar, Inc. (Canada)(b)(c)	1,344,958	13,516,828
Daqo New Energy Corp., ADR (China)(b)(c)	1,293,631	26,196,028
Enphase Energy, Inc.(b)(c)	1,119,414	64,176,005
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
First Solar, Inc.(b)(c)	413,972	$56,374,707
Flat Glass Group Co. Ltd., H Shares (China)(b)	12,290,164	21,138,161
GCL Technology Holdings Ltd. (China)(b)(c)	332,695,260	53,334,646
JinkoSolar Holding Co. Ltd., ADR (China)(b)	855,644	19,277,659
Motech Industries, Inc. (Taiwan)	15,223,000	10,235,690
SMA Solar Technology AG (Germany)(b)	683,329	10,276,298
SolarEdge Technologies, Inc.(b)(c)	1,660,082	27,374,752
TSEC Corp. (Taiwan)	19,445,000	11,866,312
United Renewable Energy Co. Ltd. (Taiwan)(c)	47,677,458	14,802,729
Xinyi Solar Holdings Ltd. (China)(b)	88,292,368	37,500,124
		366,069,939
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $1,515,947,540)		773,740,707
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-34.21%
Invesco Private Government Fund, 4.34%(e)(f)(g)	73,242,433	73,242,433
Invesco Private Prime Fund, 4.47%(e)(f)(g)	191,304,185	191,361,576
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $264,604,009)		264,604,009
TOTAL INVESTMENTS IN SECURITIES-134.26% (Cost $1,780,551,549)		1,038,344,716
OTHER ASSETS LESS LIABILITIES-(34.26)%		(264,940,160)
NET ASSETS-100.00%		$773,404,556

ADR	-American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Solar ETF (TAN)—(continued)
February 28, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2025.
(c)	Non-income producing security.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $45,101,494, which represented 5.83% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$120,097	$38,505,975	$(38,626,072)	$-	$-	$-	$25,876
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	84,758,203	165,245,880	(176,761,650)	-	-	73,242,433	1,817,887 *
Invesco Private Prime Fund	222,718,484	346,405,812	(377,740,250)	(19,083)	(3,387)	191,361,576	4,868,233 *
Total	$307,596,784	$550,157,667	$(593,127,972)	$(19,083)	$(3,387)	$264,604,009	$6,711,996

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:
China	21.47%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Assets and Liabilities
February 28, 2025
(Unaudited)

	Invesco Nasdaq Biotechnology ETF (IBBQ)	Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)	Invesco PHLX Semiconductor ETF (SOXQ)	Invesco Solar ETF (TAN)
Assets:
Unaffiliated investments in securities, at value(a)	$39,875,042	$16,024,596	$428,094,550	$773,740,707
Affiliated investments in securities, at value	10,984,300	257,591	14,675,397	264,604,009
Foreign currencies, at value	-	-	-	947,732
Receivable for:
Dividends	58,047	6,305	240,163	179
Securities lending	5,273	60	1,864	105,684
Foreign tax reclaims	537	-	-	191,142
Total assets	50,923,199	16,288,552	443,011,974	1,039,589,453
Liabilities:
Due to custodian	612	44	2,518	477,820
Payable for:
Investments purchased	-	-	272,774	-
Investments purchased - affiliated broker	-	-	99,156	-
Collateral upon return of securities loaned	10,977,963	252,405	14,422,090	264,604,009
Expenses recaptured	-	-	-	818
Accrued unitary management fees	5,832	4,462	67,216	-
Accrued advisory fees	-	-	-	312,442
Accrued trustees’ and officer’s fees	-	-	-	32,706
Accrued expenses	-	-	-	749,213
Accrued tax expenses	-	-	-	7,889
Total liabilities	10,984,407	256,911	14,863,754	266,184,897
Net Assets	$39,938,792	$16,031,641	$428,148,220	$773,404,556
Net assets consist of:
Shares of beneficial interest	$45,660,385	$14,985,808	$424,495,831	$2,930,317,832
Distributable earnings (loss)	(5,721,593)	1,045,833	3,652,389	(2,156,913,276)
Net Assets	$39,938,792	$16,031,641	$428,148,220	$773,404,556
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,770,001	480,001	11,400,001	23,768,000
Net asset value	$22.56	$33.40	$37.56	$32.54
Market price	$22.57	$33.40	$37.59	$32.43
Unaffiliated investments in securities, at cost	$40,531,421	$15,172,205	$440,090,494	$1,515,947,540
Affiliated investments in securities, at cost	$10,984,300	$257,591	$14,675,397	$264,604,009
Foreign currencies, at cost	$-	$-	$-	$998,085
(a)Includes securities on loan with an aggregate value of:	$10,883,579	$249,093	$14,346,542	$238,982,171
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Statements of Operations
For the six months ended February 28, 2025
(Unaudited)

	Invesco Nasdaq Biotechnology ETF (IBBQ)	Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)	Invesco PHLX Semiconductor ETF (SOXQ)	Invesco Solar ETF (TAN)
Investment income:
Unaffiliated dividend income	$158,421	$41,173	$2,131,062	$2,337,235
Affiliated dividend income	439	229	4,575	25,876
Securities lending income, net	26,730	120	21,816	908,389
Foreign withholding tax	-	-	(66,963)	(54,591)
Total investment income	185,590	41,522	2,090,490	3,216,909
Expenses:
Unitary management fees	36,747	21,090	458,350	-
Advisory fees	-	-	-	2,260,426
Sub-licensing fees	-	-	-	665,731
Accounting & administration fees	-	-	-	55,480
Custodian & transfer agent fees	-	-	-	71,043
Trustees’ and officer’s fees	-	-	-	10,246
Recapture (Note 3)	-	-	-	818
Other expenses	-	-	-	106,191
Total expenses	36,747	21,090	458,350	3,169,935
Less: Waivers	(9)	(4)	(89)	(503)
Net expenses	36,738	21,086	458,261	3,169,432
Net investment income	148,852	20,436	1,632,229	47,477
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(2,537,044)	(20,574)	(9,264,726)	(201,670,577)
Affiliated investment securities	(196)	(9)	(1,241)	(3,387)
In-kind redemptions	-	213,445	38,094,619	9,106,321
Foreign currencies	-	-	-	(209,716)
Net realized gain (loss)	(2,537,240)	192,862	28,828,652	(192,777,359)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(565,891)	163,145	(64,734,047)	(28,180,894)
Affiliated investment securities	(484)	(3)	(186)	(19,083)
Foreign currencies	-	-	-	(95,630)
Change in net unrealized appreciation (depreciation)	(566,375)	163,142	(64,734,233)	(28,295,607)
Net realized and unrealized gain (loss)	(3,103,615)	356,004	(35,905,581)	(221,072,966)
Net increase (decrease) in net assets resulting from operations	$(2,954,763)	$376,440	$(34,273,352)	$(221,025,489)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

15

Statements of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco Nasdaq Biotechnology ETF (IBBQ)		Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)
	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Period Ended August 31, 2024(a)
Operations:
Net investment income	$148,852	$205,153	$20,436	$20,813
Net realized gain (loss)	(2,537,240)	182,992	192,862	320,181
Change in net unrealized appreciation (depreciation)	(566,375)	4,755,135	163,142	689,249
Net increase (decrease) in net assets resulting from operations	(2,954,763)	5,143,280	376,440	1,030,243
Distributions to Shareholders from:
Distributable earnings	(249,954)	(213,126)	(48,878)	(8,203)
Shareholder Transactions:
Proceeds from shares sold	4,757,301	18,951,420	8,830,611	7,724,000
Value of shares repurchased	-	(2,826,308)	(696,582)	(1,175,990)
Net increase (decrease) in net assets resulting from share transactions	4,757,301	16,125,112	8,134,029	6,548,010
Net increase (decrease) in net assets	1,552,584	21,055,266	8,461,591	7,570,050
Net assets:
Beginning of period	38,386,208	17,330,942	7,570,050	-
End of period	$39,938,792	$38,386,208	$16,031,641	$7,570,050
Changes in Shares Outstanding:
Shares sold	200,000	850,000	260,000	280,001
Shares repurchased	-	(120,000)	(20,000)	(40,000)
Shares outstanding, beginning of period	1,570,001	840,001	240,001	-
Shares outstanding, end of period	1,770,001	1,570,001	480,001	240,001

(a)	For the period December 4, 2023 (commencement of investment operations) through August 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco PHLX Semiconductor ETF (SOXQ)		Invesco Solar ETF (TAN)
Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024

$1,632,229	$2,176,201	$47,477	$4,068,797
28,828,652	35,893,541	(192,777,359)	(574,585,331)
(64,734,233)	40,146,999	(28,295,607)	58,245,928
(34,273,352)	78,216,741	(221,025,489)	(512,270,606)

(1,684,040)	(2,025,155)	(3,947,881)	(1,500,861)

68,780,725	371,452,587	141,331,234	561,423,965
(116,067,550)	(85,576,081)	(156,223,811)	(668,269,180)
(47,286,825)	285,876,506	(14,892,577)	(106,845,215)
(83,244,217)	362,068,092	(239,865,947)	(620,616,682)

511,392,437	149,324,345	1,013,270,503	1,633,887,185
$428,148,220	$511,392,437	$773,404,556	$1,013,270,503

1,720,000	9,540,000	3,680,000	11,840,000
(2,900,000)	(2,120,000)	(4,400,000)	(15,440,000)
12,580,001	5,160,001	24,488,000	28,088,000
11,400,001	12,580,001	23,768,000	24,488,000

17

Financial Highlights
Invesco Nasdaq Biotechnology ETF (IBBQ)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,			For the Period June 9, 2021(a) Through August 31, 2021
		2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$24.45	$20.63	$19.38	$26.91	$25.34
Net investment income(b)	0.09	0.17	0.14	0.17	0.04
Net realized and unrealized gain (loss) on investments	(1.83)	3.84	1.27	(7.47)	1.53
Total from investment operations	(1.74)	4.01	1.41	(7.30)	1.57
Distributions to shareholders from:
Net investment income	(0.15)	(0.19)	(0.16)	(0.23)	-
Net asset value at end of period	$22.56	$24.45	$20.63	$19.38	$26.91
Market price at end of period(c)	$22.57	$24.45	$20.64	$19.40	$26.87
Net Asset Value Total Return(d)	(7.12)%	19.56%	7.30%	(27.24)%	6.19%(e)
Market Price Total Return(d)	(7.08)%	19.50%	7.24%	(27.06)%	6.04%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$39,939	$38,386	$17,331	$20,354	$51,669
Ratio to average net assets of:
Expenses, after Waivers	0.19%(f)	0.19%	0.19%	0.11%	- %(f)
Expenses, prior to Waivers	0.19%(f)	0.19%	0.19%	0.19%	0.19%(f)
Net investment income	0.77%(f)	0.79%	0.69%	0.76%	0.65%(f)
Portfolio turnover rate(g)	10%	19%	13%	22%	8%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 11, 2021, the first day of trading on the exchange) to August 31, 2021 was 5.16%. The market price total return from Fund Inception to August 31, 2021 was 5.00%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Financial Highlights—(continued)
Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)
	Six Months Ended February 28, 2025 (Unaudited)	For the Period December 4, 2023(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$31.54	$25.00
Net investment income(b)	0.06	0.16
Net realized and unrealized gain on investments	1.96	6.44
Total from investment operations	2.02	6.60
Distributions to shareholders from:
Net investment income	(0.09)	(0.06)
Net realized gains	(0.07)	-
Total distributions	(0.16)	(0.06)
Net asset value at end of period	$33.40	$31.54
Market price at end of period(c)	$33.40	$31.54
Net Asset Value Total Return(d)	6.41%	26.43%(e)
Market Price Total Return(d)	6.41%	26.43%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$16,032	$7,570
Ratio to average net assets of:
Expenses	0.39%(f)	0.39%(f)
Net investment income	0.38%(f)	0.74%(f)
Portfolio turnover rate(g)	5%	31%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 6, 2023, the first day of trading on the exchange) to August 31, 2024 was 33.20%. The market price total return from Fund Inception to August 31, 2024 was 33.09%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Financial Highlights—(continued)
Invesco PHLX Semiconductor ETF (SOXQ)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,			For the Period June 9, 2021(a) Through August 31, 2021
		2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$40.65	$28.94	$21.11	$26.99	$24.88
Net investment income(b)	0.13	0.27	0.28	0.31	0.06
Net realized and unrealized gain (loss) on investments	(3.08)	11.71	7.83	(5.83)	2.05
Total from investment operations	(2.95)	11.98	8.11	(5.52)	2.11
Distributions to shareholders from:
Net investment income	(0.14)	(0.27)	(0.28)	(0.36)	-
Net asset value at end of period	$37.56	$40.65	$28.94	$21.11	$26.99
Market price at end of period(c)	$37.59	$40.66	$28.95	$21.15	$27.06
Net Asset Value Total Return(d)	(7.29)%	41.58%	38.78%	(20.70)%	8.48%(e)
Market Price Total Return(d)	(7.24)%	41.57%	38.56%	(20.76)%	8.76%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$428,148	$511,392	$149,324	$60,386	$63,163
Ratio to average net assets of:
Expenses, after Waivers	0.19%(f)	0.19%	0.19%	0.13%	- %(f)
Expenses, prior to Waivers	0.19%(f)	0.19%	0.19%	0.19%	0.19%(f)
Net investment income	0.68%(f)	0.73%	1.18%	1.22%	1.09%(f)
Portfolio turnover rate(g)	14%	22%	24%	19%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 11, 2021, the first day of trading on the exchange) to August 31, 2021 was 6.72%. The market price total return from Fund Inception to August 31, 2021 was 7.08%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Financial Highlights—(continued)
Invesco Solar ETF (TAN)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$41.38	$58.17	$84.32	$86.14	$56.75	$30.63
Net investment income (loss)(a)	0.00 (b)	0.15	(0.09)	(0.19)	(0.05)	0.17
Net realized and unrealized gain (loss) on investments	(8.68)	(16.89)	(26.06)	(1.63)	29.53	26.04
Total from investment operations	(8.68)	(16.74)	(26.15)	(1.82)	29.48	26.21
Distributions to shareholders from:
Net investment income	(0.16)	(0.05)	-	-	(0.09)	(0.09)
Net asset value at end of period	$32.54	$41.38	$58.17	$84.32	$86.14	$56.75
Market price at end of period(c)	$32.43	$41.35	$58.27	$84.34	$85.59	$56.84
Net Asset Value Total Return(d)	(20.98)%	(28.80)%	(31.01)%	(2.11)%	51.93%	85.82%
Market Price Total Return(d)	(21.19)%	(28.97)%	(30.91)%	(1.46)%	50.72%	86.67%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$773,405	$1,013,271	$1,633,887	$2,975,483	$3,218,748	$1,335,274
Ratio to average net assets of:
Expenses	0.70%(e)	0.77%	0.67%	0.69%	0.65%	0.69%
Net investment income (loss)	0.01%(e)	0.32%	(0.13)%	(0.24)%	(0.05)%	0.49%
Portfolio turnover rate(f)	20%	43%	34%	38%	55%	28%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
February 28, 2025
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Nasdaq Biotechnology ETF (IBBQ)	"Nasdaq Biotechnology ETF"
Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)	"Nasdaq Free Cash Flow Achievers ETF"
Invesco PHLX Semiconductor ETF (SOXQ)	"PHLX Semiconductor ETF"
Invesco Solar ETF (TAN)	"Solar ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC, except for Shares of Solar ETF, which are listed and traded on NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Nasdaq Biotechnology ETF	Nasdaq Biotechnology Index®
Nasdaq Free Cash Flow Achievers ETF	Nasdaq US Free Cash Flow AchieversTM Index
PHLX Semiconductor ETF	PHLX Semiconductor Sector Index®
Solar ETF	MAC Global Solar Energy Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for

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debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest

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income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except for Solar ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Solar ETF declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Each Fund (except for Solar ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Solar ETF is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its Underlying Index, any distribution fees or expenses,

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litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends

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received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Nasdaq Biotechnology ETF	$1,966
Nasdaq Free Cash Flow Achievers ETF	11
PHLX Semiconductor ETF	932
Solar ETF	13,187

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks
ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares.

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This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
China Investment Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; lack of publicly available information and difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by a Fund. Further, health events may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, any difficulties of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may

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depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Environmental, Social and Governance ("ESG") Investing Strategy Risk. The stocks of companies with favorable ESG attributes may underperform the stock market as a whole. As a result, a Fund may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in such Funds investing in securities, industries or sectors that underperform the market as a whole or underperform other funds screened for ESG standards.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Free Cash Flow Investing Risk. Generally speaking, free cash flow is the cash a company generates after accounting for operating expenses and capital expenditures. While free cash flow yield can be a useful metric for evaluating a company, there is no guarantee that companies with high free cash flow yields will continue to maintain high free cash flow yields in the future, or that these companies will outperform companies with lower free cash flow yields. Investing in companies with high free cash flows may lead to underperformance during periods when such investments are unpopular, and/or when fluctuations in market conditions, industry disruptions, or company-specific factors may jeopardize a company’s ability to generate free cash flow.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

28

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Micro-Capitalization Company Risk. Investments in the securities of micro-capitalization companies involve substantially greater risks of loss and price fluctuations than other securities with larger capitalizations. Micro-capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may experience significant losses), their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and they may lack management depth or may be overly reliant on specific key individuals. In addition, less public information may be available about these companies. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of each Fund’s investments, managing each Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to an Investment Advisory Agreement, Solar ETF accrues daily and pays monthly to the Adviser an annual fee equal to 0.50% of the Fund’s average daily net assets. The Trust also has entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement"), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Solar ETF (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if applicable, and extraordinary expenses) from exceeding 0.65% of the Fund’s average daily net assets per year through August 31, 2026 (the "Expense Cap"). Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2026. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under the Expense Cap.
Pursuant to another Investment Advisory Agreement, each Fund listed below accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
Nasdaq Biotechnology ETF	0.19%
Nasdaq Free Cash Flow Achievers ETF	0.39%
PHLX Semiconductor ETF	0.19%
Further, through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other

29

funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.
For the six months ended February 28, 2025, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
Nasdaq Biotechnology ETF	$9
Nasdaq Free Cash Flow Achievers ETF	4
PHLX Semiconductor ETF	89
Solar ETF	503
The fees waived and/or expenses borne by the Adviser, pursuant to the Expense Cap, for Solar ETF are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Nasdaq Biotechnology ETF	Nasdaq, Inc.
Nasdaq Free Cash Flow Achievers ETF	Nasdaq, Inc.
PHLX Semiconductor ETF	Nasdaq, Inc.
Solar ETF	MAC Indexing LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended February 28, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Nasdaq Biotechnology ETF	$2,254
Nasdaq Free Cash Flow Achievers ETF	21
PHLX Semiconductor ETF	9,418
Solar ETF	44,390
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.

30

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Nasdaq Biotechnology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$39,874,568	$-	$474	$39,875,042
Money Market Funds	6,337	10,977,963	-	10,984,300
Total Investments	$39,880,905	$10,977,963	$474	$50,859,342
Nasdaq Free Cash Flow Achievers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$16,024,596	$-	$-	$16,024,596
Money Market Funds	5,186	252,405	-	257,591
Total Investments	$16,029,782	$252,405	$-	$16,282,187
PHLX Semiconductor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$428,094,550	$-	$-	$428,094,550
Money Market Funds	253,307	14,422,090	-	14,675,397
Total Investments	$428,347,857	$14,422,090	$-	$442,769,947
Solar ETF
Investments in Securities
Common Stocks & Other Equity Interests	$445,319,873	$328,420,834	$-	$773,740,707
Money Market Funds	-	264,604,009	-	264,604,009
Total Investments	$445,319,873	$593,024,843	$-	$1,038,344,716
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of August 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Nasdaq Biotechnology ETF	$588,211	$1,711,039	$2,299,250
PHLX Semiconductor ETF	9,497,875	3,785,372	13,283,247
Solar ETF	227,672,482	857,980,365	1,085,652,847

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

31

NOTE 6—Investment Transactions
For the six months ended February 28, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Nasdaq Biotechnology ETF	$3,771,387	$3,900,014
Nasdaq Free Cash Flow Achievers ETF	587,881	556,640
PHLX Semiconductor ETF	66,499,013	66,221,537
Solar ETF	189,640,549	189,097,691
For the six months ended February 28, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Nasdaq Biotechnology ETF	$4,753,546	$-
Nasdaq Free Cash Flow Achievers ETF	8,768,181	694,193
PHLX Semiconductor ETF	68,740,381	115,982,784
Solar ETF	125,367,493	142,048,668
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Nasdaq Biotechnology ETF	$6,548,517	$(7,443,382)	$(894,865)	$51,754,207
Nasdaq Free Cash Flow Achievers ETF	1,275,311	(428,653)	846,658	15,435,529
PHLX Semiconductor ETF	44,261,231	(56,435,983)	(12,174,752)	454,944,699
Solar ETF	10,430,463	(888,543,612)	(878,113,149)	1,916,457,865
NOTE 7—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Nasdaq Biotechnology ETF, Nasdaq Free Cash Flow Achievers ETF and PHLX Semiconductor ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

32

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

33

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-TII-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
February 28, 2025
QQMG	Invesco ESG NASDAQ 100 ETF
QQJG	Invesco ESG NASDAQ Next Gen 100 ETF
QQQM	Invesco NASDAQ 100 ETF
QQQS	Invesco NASDAQ Future Gen 200 ETF
QQQJ	Invesco NASDAQ Next Gen 100 ETF
QQLV	Invesco QQQ Low Volatility ETF

2

Invesco ESG NASDAQ 100 ETF (QQMG)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-12.51%
Alphabet, Inc., Class A	8,886	$1,513,108
Alphabet, Inc., Class C	8,413	1,448,887
Charter Communications, Inc., Class A(b)	541	196,692
Comcast Corp., Class A	15,794	566,689
Electronic Arts, Inc.	1,651	213,177
Meta Platforms, Inc., Class A	1,495	998,959
Netflix, Inc.(b)	2,434	2,386,683
Take-Two Interactive Software, Inc.(b)(c)	989	209,648
T-Mobile US, Inc.	4,600	1,240,574
Trade Desk, Inc. (The), Class A(b)	1,848	129,951
Warner Bros. Discovery, Inc.(b)	12,502	143,273
		9,047,641
Consumer Discretionary-10.91%
Airbnb, Inc., Class A(b)	1,639	227,608
Amazon.com, Inc.(b)	10,913	2,316,612
Booking Holdings, Inc.	182	912,914
DoorDash, Inc., Class A(b)	1,638	325,045
lululemon athletica, inc.(b)(c)	710	259,583
Marriott International, Inc., Class A	1,342	376,364
MercadoLibre, Inc. (Brazil)(b)	205	434,983
O’Reilly Automotive, Inc.(b)	378	519,236
PDD Holdings, Inc., ADR (China)(b)	1,721	195,660
Ross Stores, Inc.	1,774	248,928
Starbucks Corp.	4,670	540,833
Tesla, Inc.(b)	5,231	1,532,578
		7,890,344
Consumer Staples-4.24%
Coca-Cola Europacific Partners PLC (United Kingdom)	2,826	243,771
Costco Wholesale Corp.	1,119	1,173,394
Keurig Dr Pepper, Inc.	5,068	169,879
Kraft Heinz Co. (The)	2,529	77,666
Mondelez International, Inc., Class A	5,899	378,893
Monster Beverage Corp.(b)	1,609	87,932
PepsiCo, Inc.	6,101	936,320
		3,067,855
Financials-0.54%
PayPal Holdings, Inc.(b)	5,493	390,278
Health Care-5.68%
Amgen, Inc.	2,152	662,945
AstraZeneca PLC, ADR (United Kingdom)	2,511	191,363
Biogen, Inc.(b)	662	93,011
DexCom, Inc.(b)(c)	1,665	147,136
GE HealthCare Technologies, Inc.	1,973	172,342
Gilead Sciences, Inc.	5,301	605,957
IDEXX Laboratories, Inc.(b)(c)	453	198,011
Intuitive Surgical, Inc.(b)	1,821	1,043,706
Regeneron Pharmaceuticals, Inc.	587	410,161
Vertex Pharmaceuticals, Inc.(b)	1,219	584,864
		4,109,496
Industrials-3.57%
Automatic Data Processing, Inc.	2,351	740,988
Cintas Corp.	2,151	446,332
Copart, Inc.(b)	5,458	299,098
	Shares	Value
Industrials-(continued)
Fastenal Co.	1,998	$151,309
Old Dominion Freight Line, Inc.	1,199	211,623
PACCAR, Inc.	1,894	203,113
Paychex, Inc.(c)	1,957	296,818
Verisk Analytics, Inc.	781	231,887
		2,581,168
Information Technology-59.99%
Adobe, Inc.(b)	2,650	1,162,184
Advanced Micro Devices, Inc.(b)	9,859	984,520
ANSYS, Inc.(b)	518	172,624
Apple, Inc.	33,152	8,017,480
Applied Materials, Inc.	5,461	863,220
AppLovin Corp., Class A(b)	1,445	470,694
ASML Holding N.V., New York Shares (Netherlands)	634	449,557
Atlassian Corp., Class A(b)	839	238,494
Autodesk, Inc.(b)	1,241	340,295
Broadcom, Inc.	15,189	3,029,142
Cadence Design Systems, Inc.(b)	1,814	454,407
CDW Corp.	1,009	179,804
Cisco Systems, Inc.	25,048	1,605,827
Cognizant Technology Solutions Corp., Class A	2,865	238,740
CrowdStrike Holdings, Inc., Class A(b)	1,208	470,709
Datadog, Inc., Class A(b)	1,741	202,914
Fortinet, Inc.(b)	4,307	465,199
GLOBALFOUNDRIES, Inc.(b)(c)	3,000	116,310
Intel Corp.	24,695	586,012
Intuit, Inc.	1,505	923,829
KLA Corp.	740	524,542
Lam Research Corp.	8,285	635,791
Marvell Technology, Inc.	4,821	442,664
Microchip Technology, Inc.	1,305	76,812
Micron Technology, Inc.	5,535	518,242
Microsoft Corp.	18,105	7,187,504
MicroStrategy, Inc., Class A(b)	689	175,991
MongoDB, Inc.(b)	392	104,833
NVIDIA Corp.	62,700	7,832,484
NXP Semiconductors N.V. (China)	1,232	265,607
ON Semiconductor Corp.(b)(c)	1,883	88,595
Palantir Technologies, Inc., Class A(b)	8,820	748,994
Palo Alto Networks, Inc.(b)(c)	4,030	767,433
QUALCOMM, Inc.	7,176	1,127,852
Roper Technologies, Inc.(c)	515	301,017
Synopsys, Inc.(b)	931	425,728
Texas Instruments, Inc.	3,806	745,938
Workday, Inc., Class A(b)	1,115	293,624
Zscaler, Inc.(b)(c)	839	164,637
		43,400,249
Materials-2.02%
Linde PLC	3,135	1,464,202
Real Estate-0.19%
CoStar Group, Inc.(b)(c)	1,793	136,716
Utilities-0.30%
Exelon Corp.	4,964	219,409
Total Common Stocks & Other Equity Interests (Cost $61,930,176)		72,307,358
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco ESG NASDAQ 100 ETF (QQMG)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $9,127)	9,127	$9,127
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $61,939,303)		72,316,485
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.15%
Invesco Private Government Fund, 4.34%(d)(e)(f)	635,788	635,788
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.47%(d)(e)(f)	1,642,322	$1,642,815
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,278,603)		2,278,603
TOTAL INVESTMENTS IN SECURITIES-103.11% (Cost $64,217,906)		74,595,088
OTHER ASSETS LESS LIABILITIES-(3.11)%		(2,253,132)
NET ASSETS-100.00%		$72,341,956

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$59,151	$296,641	$(346,665)	$-	$-	$9,127	$809
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	86,430	7,280,317	(6,730,959)	-	-	635,788	8,304 *
Invesco Private Prime Fund	224,802	15,154,724	(13,736,695)	(17)	1	1,642,815	21,663 *
Total	$370,383	$22,731,682	$(20,814,319)	$(17)	$1	$2,287,730	$30,776

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-7.71%
Fox Corp., Class A	1,236	$71,194
Fox Corp., Class B	1,316	71,156
Liberty Broadband Corp., Class A(b)	78	6,359
Liberty Broadband Corp., Class C(b)(c)	526	43,269
Liberty Media Corp.-Liberty Formula One(b)(c)	939	90,548
Liberty Media Corp.-Liberty Formula One(b)	101	9,001
NetEase, Inc., ADR (China)(c)	608	60,630
News Corp., Class A	2,288	65,482
News Corp., Class B(c)	1,146	36,993
		454,632
Consumer Discretionary-12.73%
Duolingo, Inc.(b)	99	30,895
eBay, Inc.	2,374	153,693
Expedia Group, Inc.(b)	431	85,321
JD.com, Inc., ADR (China)	1,348	56,481
Pool Corp.(c)	223	77,381
Rivian Automotive, Inc., Class A(b)(c)	1,991	23,573
Tractor Supply Co.(c)	2,803	155,146
Trip.com Group Ltd., ADR (China)(b)(c)	1,354	76,745
Ulta Beauty, Inc.(b)	249	91,223
		750,458
Consumer Staples-2.47%
Dollar Tree, Inc.(b)	917	66,813
Sprouts Farmers Market, Inc.(b)	309	45,855
The Campbell’s Company	820	32,849
		145,517
Financials-1.94%
Affirm Holdings, Inc.(b)	933	59,852
Jack Henry & Associates, Inc.	313	54,334
		114,186
Health Care-20.65%
Align Technology, Inc.(b)	322	60,224
Alnylam Pharmaceuticals, Inc.(b)(c)	346	85,376
argenx SE, ADR (Netherlands)(b)	96	59,968
BioMarin Pharmaceutical, Inc.(b)(c)	634	45,115
BioNTech SE, ADR (Germany)(b)	286	32,295
Bio-Techne Corp.	449	27,726
Cooper Cos., Inc. (The)(b)	1,014	91,645
Hologic, Inc.(b)	842	53,374
ICON PLC(b)	405	76,958
Illumina, Inc.(b)(c)	671	59,545
Incyte Corp.(b)	631	46,379
Insmed, Inc.(b)(c)	515	41,998
Insulet Corp.(b)	263	71,607
Medpace Holdings, Inc.(b)(c)	142	46,479
Moderna, Inc.(b)(c)	1,613	49,939
Natera, Inc.(b)	287	44,654
Neurocrine Biosciences, Inc.(b)	366	43,452
Royalty Pharma PLC, Class A	1,185	39,863
Sanofi S.A., ADR	1,283	69,885
Sarepta Therapeutics, Inc.(b)(c)	192	20,496
Summit Therapeutics, Inc.(b)(c)	1,992	41,214
United Therapeutics Corp.(b)	162	51,848
	Shares	Value
Health Care-(continued)
Vaxcyte, Inc.(b)(c)	344	$25,119
Viatris, Inc.	3,498	32,287
		1,217,446
Industrials-10.75%
AAON, Inc.(c)	303	23,270
C.H. Robinson Worldwide, Inc.	538	54,671
FTAI Aviation Ltd.	192	24,712
Grab Holdings Ltd., Class A (Singapore)(b)(c)	13,175	63,899
J.B. Hunt Transport Services, Inc.	520	83,819
Lincoln Electric Holdings, Inc.	216	44,645
Nordson Corp.(b)	182	38,273
Paylocity Holding Corp.(b)	196	40,041
Ryanair Holdings PLC, ADR (Italy)(c)	795	38,581
Saia, Inc.(b)(c)	120	49,133
SS&C Technologies Holdings, Inc.	900	80,145
Tetra Tech, Inc.	1,393	40,662
United Airlines Holdings, Inc.(b)	554	51,971
		633,822
Information Technology-42.08%
Akamai Technologies, Inc.(b)	806	65,028
Aspen Technology, Inc.(b)(c)	302	80,105
Bentley Systems, Inc., Class B(c)	1,430	62,777
Check Point Software Technologies Ltd. (Israel)(b)	490	107,927
CyberArk Software Ltd.(b)	224	81,502
DocuSign, Inc.(b)	941	78,263
Entegris, Inc.(c)	647	65,489
F5, Inc.(b)	279	81,588
First Solar, Inc.(b)	489	66,592
Flex Ltd.(b)	2,528	95,786
Gen Digital, Inc.	3,126	85,434
Logitech International S.A., Class R (Switzerland)(c)	958	94,785
Manhattan Associates, Inc.(b)	280	49,526
Monday.com Ltd.(b)	219	64,993
Monolithic Power Systems, Inc.	206	125,868
NetApp, Inc.	1,049	104,701
Nutanix, Inc., Class A(b)(c)	1,127	86,655
Okta, Inc.(b)	885	80,084
PTC, Inc.(b)	520	85,088
Sandisk Corp.(b)(c)	702	32,889
Seagate Technology Holdings PLC	1,210	123,311
Skyworks Solutions, Inc.	511	34,063
Super Micro Computer, Inc.(b)(c)	2,412	100,001
Teradyne, Inc.	808	88,767
Trimble, Inc.(b)	1,496	107,682
VeriSign, Inc.(b)	368	87,540
Western Digital Corp.(b)(c)	2,107	103,095
Wix.com Ltd. (Israel)(b)	224	44,955
Zebra Technologies Corp., Class A(b)	312	98,296
Zoom Communications, Inc., Class A(b)	1,331	98,095
		2,480,885
Materials-0.60%
Steel Dynamics, Inc.	262	35,388
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Real Estate-1.03%
Zillow Group, Inc., Class A(b)(c)	189	$14,060
Zillow Group, Inc., Class C(b)	605	46,379
		60,439
Total Common Stocks & Other Equity Interests (Cost $5,213,176)		5,892,773
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $868)	868	868
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $5,214,044)		5,893,641
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.88%
Invesco Private Government Fund, 4.34%(d)(e)(f)	387,821	$387,821
Invesco Private Prime Fund, 4.47%(d)(e)(f)	1,196,661	1,197,020
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,584,841)		1,584,841
TOTAL INVESTMENTS IN SECURITIES-126.86% (Cost $6,798,885)		7,478,482
OTHER ASSETS LESS LIABILITIES-(26.86)%		(1,583,532)
NET ASSETS-100.00%		$5,894,950

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,323	$39,152	$(41,607)	$-	$-	$868	$46
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	282,581	3,053,479	(2,948,239)	-	-	387,821	8,126 *
Invesco Private Prime Fund	661,935	6,704,383	(6,169,231)	(42)	(25)	1,197,020	21,282 *
Total	$947,839	$9,797,014	$(9,159,077)	$(42)	$(25)	$1,585,709	$29,454

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco NASDAQ 100 ETF (QQQM)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-15.56%
Alphabet, Inc., Class A	6,475,645	$1,102,672,831
Alphabet, Inc., Class C	6,132,980	1,056,221,816
Charter Communications, Inc., Class A(b)(c)	387,412	140,851,381
Comcast Corp., Class A	10,404,243	373,304,239
Electronic Arts, Inc.	713,641	92,145,326
Meta Platforms, Inc., Class A	2,418,922	1,616,323,680
Netflix, Inc.(b)	1,165,081	1,142,431,825
Take-Two Interactive Software, Inc.(b)(c)	477,829	101,290,191
T-Mobile US, Inc.	3,163,250	853,096,892
Trade Desk, Inc. (The), Class A(b)	1,225,333	86,165,417
Warner Bros. Discovery, Inc.(b)(c)	6,708,514	76,879,570
		6,641,383,168
Consumer Discretionary-14.09%
Airbnb, Inc., Class A(b)	1,180,184	163,892,152
Amazon.com, Inc.(b)	11,664,883	2,476,221,363
Booking Holdings, Inc.	90,535	454,124,465
DoorDash, Inc., Class A(b)	1,059,600	210,267,024
lululemon athletica, inc.(b)	321,025	117,369,950
Marriott International, Inc., Class A	755,320	211,829,494
MercadoLibre, Inc. (Brazil)(b)	138,418	293,705,002
O’Reilly Automotive, Inc.(b)	157,643	216,544,731
PDD Holdings, Inc., ADR (China)(b)	1,819,221	206,827,236
Ross Stores, Inc.	903,120	126,725,798
Starbucks Corp.	3,085,203	357,297,359
Tesla, Inc.(b)	4,020,038	1,177,790,733
		6,012,595,307
Consumer Staples-5.98%
Coca-Cola Europacific Partners PLC (United Kingdom)	1,252,686	108,056,694
Costco Wholesale Corp.	1,209,842	1,268,652,420
Keurig Dr Pepper, Inc.	3,694,190	123,829,249
Kraft Heinz Co. (The)	3,289,955	101,034,518
Mondelez International, Inc., Class A	3,634,746	233,459,736
Monster Beverage Corp.(b)	2,649,314	144,785,010
PepsiCo, Inc.	3,739,077	573,836,147
		2,553,653,774
Energy-0.58%
Baker Hughes Co., Class A	2,695,830	120,207,060
Diamondback Energy, Inc.	795,560	126,462,217
		246,669,277
Financials-0.46%
PayPal Holdings, Inc.(b)	2,727,489	193,788,094
Health Care-5.66%
Amgen, Inc.	1,465,418	451,436,669
AstraZeneca PLC, ADR (United Kingdom)	1,585,488	120,830,041
Biogen, Inc.(b)	399,457	56,123,709
DexCom, Inc.(b)	1,067,301	94,317,389
GE HealthCare Technologies, Inc.	1,243,569	108,625,752
Gilead Sciences, Inc.	3,393,485	387,909,271
IDEXX Laboratories, Inc.(b)(c)	222,892	97,428,322
Intuitive Surgical, Inc.(b)	971,241	556,666,779
	Shares	Value
Health Care-(continued)
Regeneron Pharmaceuticals, Inc.	296,757	$207,355,986
Vertex Pharmaceuticals, Inc.(b)	700,329	336,010,851
		2,416,704,769
Industrials-4.72%
Automatic Data Processing, Inc.	1,109,050	349,550,379
Axon Enterprise, Inc.(b)	208,036	109,936,624
Cintas Corp.	1,098,953	228,032,747
Copart, Inc.(b)(c)	2,626,451	143,929,515
CSX Corp.	5,253,291	168,157,845
Fastenal Co.	1,561,105	118,222,482
Honeywell International, Inc.	1,772,730	377,396,490
Old Dominion Freight Line, Inc.	582,238	102,765,007
PACCAR, Inc.	1,428,968	153,242,528
Paychex, Inc.(c)	980,487	148,710,463
Verisk Analytics, Inc.	384,658	114,208,807
		2,014,152,887
Information Technology-49.88%
Adobe, Inc.(b)	1,200,105	526,318,049
Advanced Micro Devices, Inc.(b)	4,423,630	441,743,692
Analog Devices, Inc.	1,350,754	310,754,465
ANSYS, Inc.(b)	238,444	79,461,463
Apple, Inc.	16,765,670	4,054,609,633
Applied Materials, Inc.	2,246,506	355,105,203
AppLovin Corp., Class A(b)	813,271	264,914,896
ARM Holdings PLC, ADR(b)(c)	349,873	46,074,775
ASML Holding N.V., New York Shares (Netherlands)(c)	241,804	171,458,380
Atlassian Corp., Class A(b)	440,499	125,216,246
Autodesk, Inc.(b)	585,744	160,616,862
Broadcom, Inc.	8,571,023	1,709,319,117
Cadence Design Systems, Inc.(b)	746,732	187,056,366
CDW Corp.	364,706	64,990,609
Cisco Systems, Inc.	10,859,079	696,175,555
Cognizant Technology Solutions Corp., Class A	1,349,022	112,414,003
CrowdStrike Holdings, Inc., Class A(b)	635,584	247,661,661
Datadog, Inc., Class A(b)	853,208	99,441,392
Fortinet, Inc.(b)(c)	2,087,579	225,479,408
GLOBALFOUNDRIES, Inc.(b)(c)	1,511,051	58,583,447
Intel Corp.	11,730,852	278,373,118
Intuit, Inc.	762,600	468,114,384
KLA Corp.	364,157	258,129,048
Lam Research Corp.	3,502,042	268,746,703
Marvell Technology, Inc.	2,358,385	216,546,911
Microchip Technology, Inc.(c)	1,460,795	85,982,394
Micron Technology, Inc.	3,032,968	283,976,794
Microsoft Corp.	8,246,704	3,273,859,021
MicroStrategy, Inc., Class A(b)	616,648	157,510,399
MongoDB, Inc.(b)	202,209	54,076,753
NVIDIA Corp.	27,163,640	3,393,281,909
NXP Semiconductors N.V. (China)	692,722	149,343,936
ON Semiconductor Corp.(b)(c)	1,164,172	54,774,293
Palantir Technologies, Inc., Class A(b)	5,948,240	505,124,541
Palo Alto Networks, Inc.(b)(c)	1,788,426	340,569,963
QUALCOMM, Inc.	3,027,289	475,799,012
Roper Technologies, Inc.(c)	292,404	170,910,138
Synopsys, Inc.(b)	421,454	192,722,485
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco NASDAQ 100 ETF (QQQM)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Texas Instruments, Inc.	2,487,866	$487,596,856
Workday, Inc., Class A(b)	579,426	152,586,043
Zscaler, Inc.(b)(c)	417,131	81,853,616
		21,287,273,539
Materials-1.42%
Linde PLC	1,298,217	606,332,250
Real Estate-0.20%
CoStar Group, Inc.(b)(c)	1,121,131	85,486,239
Utilities-1.41%
American Electric Power Co., Inc.	1,450,830	153,860,521
Constellation Energy Corp.	853,091	213,737,685
Exelon Corp.	2,736,120	120,936,504
Xcel Energy, Inc.(c)	1,563,551	112,732,027
		601,266,737
Total Common Stocks & Other Equity Interests (Cost $36,822,724,071)		42,659,306,041
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $450,506)	450,506	450,506
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $36,823,174,577)		42,659,756,547
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.79%
Invesco Private Government Fund, 4.34%(d)(e)(f)	81,286,214	$81,286,214
Invesco Private Prime Fund, 4.47%(d)(e)(f)	256,448,660	256,525,595
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $337,811,809)		337,811,809
TOTAL INVESTMENTS IN SECURITIES-100.75% (Cost $37,160,986,386)		42,997,568,356
OTHER ASSETS LESS LIABILITIES-(0.75)%		(318,812,009)
NET ASSETS-100.00%		$42,678,756,347

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,149,472	$158,307,487	$(170,006,453)	$-	$-	$450,506	$210,782
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco NASDAQ 100 ETF (QQQM)—(continued)
February 28, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$73,775,478	$1,194,038,362	$(1,186,527,626)	$-	$-	$81,286,214	$2,214,579 *
Invesco Private Prime Fund	199,210,478	2,869,210,747	(2,811,863,139)	(13,357)	(19,134)	256,525,595	5,976,823 *
Total	$285,135,428	$4,221,556,596	$(4,168,397,218)	$(13,357)	$(19,134)	$338,262,315	$8,402,184

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco NASDAQ Future Gen 200 ETF (QQQS)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-3.82%
EchoStar Corp., Class A(b)	1,837	$57,369
Gogo, Inc.(b)(c)	5,744	42,104
iHeartMedia, Inc., Class A(b)	20,142	35,651
iQIYI, Inc., ADR (China)(b)	21,354	44,416
JOYY, Inc., ADR (China)(b)	1,194	55,867
Roku, Inc., Class A(b)	670	55,952
TrueCar, Inc.(b)	10,715	24,966
		316,325
Consumer Discretionary-7.54%
BRP, Inc.	947	37,549
Garrett Motion, Inc. (Switzerland)	5,475	52,888
Gentex Corp.	1,494	36,334
Gentherm, Inc.(b)	1,096	36,256
Goodyear Tire & Rubber Co. (The)(b)	4,250	40,162
GoPro, Inc., Class A(b)	37,110	27,699
Helen of Troy Ltd.(b)	622	34,229
iRobot Corp.(b)	6,106	44,391
Johnson Outdoors, Inc., Class A	1,356	36,476
MasterCraft Boat Holdings, Inc.(b)	2,153	37,850
Newell Brands, Inc.	4,810	30,880
Qurate Retail, Inc., Class A(b)	97,658	32,588
Sleep Number Corp.(b)	3,093	43,518
Sonos, Inc.(b)	3,389	44,803
Stitch Fix, Inc., Class A(b)	9,690	45,834
VOXX International Corp.(b)(c)	5,906	44,000
		625,457
Energy-0.59%
DMC Global, Inc.(b)	5,756	48,811
Health Care-45.92%
10X Genomics, Inc., Class A(b)	2,901	31,012
Accuray, Inc.(b)	20,684	41,575
Aclaris Therapeutics, Inc.(b)	11,215	22,318
Adaptimmune Therapeutics PLC, ADR(b)	63,335	34,201
Adaptive Biotechnologies Corp.(b)	7,780	64,263
Agios Pharmaceuticals, Inc.(b)	769	27,330
Akebia Therapeutics, Inc.(b)	22,564	41,743
Aldeyra Therapeutics, Inc.(b)	9,480	48,443
Alector, Inc.(b)	17,624	28,903
Alphatec Holdings, Inc.(b)	4,429	55,495
Altimmune, Inc.(b)(c)	5,326	35,418
Amicus Therapeutics, Inc.(b)	4,622	43,863
AnaptysBio, Inc.(b)	1,829	30,764
AngioDynamics, Inc.(b)	6,665	61,918
Anika Therapeutics, Inc.(b)	2,618	45,684
Aquestive Therapeutics, Inc.(b)(c)	8,968	25,110
Arbutus Biopharma Corp.(b)	13,331	45,992
Ardelyx, Inc.(b)	8,135	43,604
Arrowhead Pharmaceuticals, Inc.(b)	1,794	33,924
AtriCure, Inc.(b)	1,280	49,587
Autolus Therapeutics PLC, ADR (United Kingdom)(b)	13,749	23,786
Axogen, Inc.(b)	3,325	66,533
Azenta, Inc.(b)	1,005	43,838
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)	2,238	24,551
	Shares	Value
Health Care-(continued)
BioCryst Pharmaceuticals, Inc.(b)	6,195	$53,339
Bruker Corp.	796	37,587
Cartesian Therapeutics, Inc., Rts., expiring 12/31/2050(b)(d)	27,325	4,918
Cerus Corp.(b)(c)	24,932	41,138
ChromaDex Corp.(b)	5,913	33,349
ClearPoint Neuro, Inc.(b)	3,740	54,305
Codexis, Inc.(b)	10,071	30,616
Coherus BioSciences, Inc.(b)(c)	37,807	41,966
CryoPort, Inc.(b)	6,515	36,288
DENTSPLY SIRONA, Inc.	2,347	38,843
Editas Medicine, Inc.(b)	20,377	39,124
Enanta Pharmaceuticals, Inc.(b)	5,308	41,296
Fate Therapeutics, Inc.(b)	14,399	16,127
Guardant Health, Inc.(b)	1,299	55,272
Heron Therapeutics, Inc.(b)	38,847	95,952
ICU Medical, Inc.(b)	283	41,411
IGM Biosciences, Inc.(b)	4,546	6,183
Immunic, Inc.(b)	36,811	43,805
Innoviva, Inc.(b)	2,429	43,528
Inogen, Inc.(b)	4,766	39,701
Integra LifeSciences Holdings Corp.(b)	1,891	43,890
Ionis Pharmaceuticals, Inc.(b)	1,298	43,081
Ironwood Pharmaceuticals, Inc.(b)	12,967	20,877
KalVista Pharmaceuticals, Inc.(b)(c)	4,585	52,246
Kodiak Sciences, Inc.(b)	6,915	28,421
Lexicon Pharmaceuticals, Inc.(b)(c)	57,390	40,144
Ligand Pharmaceuticals, Inc.(b)(c)	380	46,447
LivaNova PLC(b)	883	36,759
MacroGenics, Inc.(b)	12,715	31,279
MannKind Corp.(b)	6,803	36,328
Masimo Corp.(b)	265	50,024
MaxCyte, Inc.(b)	13,040	43,554
MeiraGTx Holdings PLC(b)	6,813	48,577
Merit Medical Systems, Inc.(b)	444	45,306
Mersana Therapeutics, Inc.(b)	20,020	10,478
MiMedx Group, Inc.(b)	4,986	41,907
Nektar Therapeutics(b)	40,040	33,634
Ocugen, Inc.(b)(c)	46,477	30,289
Omeros Corp.(b)	4,022	33,825
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
Omnicell, Inc.(b)	990	37,679
OPKO Health, Inc.(b)(c)	30,191	52,532
OraSure Technologies, Inc.(b)	12,233	42,571
Orthofix Medical, Inc.(b)	2,362	41,052
Pacific Biosciences of California, Inc.(b)(c)	23,898	34,652
Pacira BioSciences, Inc.(b)	2,732	65,705
Personalis, Inc.(b)	11,647	48,219
Pro-Dex, Inc.(b)	895	31,074
ProQR Therapeutics N.V. (Netherlands)(b)	11,887	27,697
Prothena Corp. PLC (Ireland)(b)	2,816	44,521
PTC Therapeutics, Inc.(b)	1,056	58,355
Quanterix Corp.(b)	3,702	28,098
Sage Therapeutics, Inc.(b)	8,448	61,670
Sangamo Therapeutics, Inc.(b)	20,197	20,601
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Scilex Holding Co., Class C (Singapore)(b)	2,540	$599
scPharmaceuticals, Inc.(b)(c)	12,742	41,794
Seres Therapeutics, Inc.(b)(c)	46,577	35,366
SI-BONE, Inc.(b)	3,413	61,844
SIGA Technologies, Inc.	6,270	34,422
Standard BioTools, Inc.(b)	24,807	26,419
Supernus Pharmaceuticals, Inc.(b)	1,270	40,716
SurModics, Inc.(b)	1,157	38,019
Sutro Biopharma, Inc.(b)	17,568	27,933
Tactile Systems Technology, Inc.(b)	2,361	33,739
Theravance Biopharma, Inc.(b)	4,986	46,619
uniQure N.V. (Netherlands)(b)	7,718	101,492
Vanda Pharmaceuticals, Inc.(b)	8,863	42,188
Varex Imaging Corp.(b)	2,737	35,198
Vaxart, Inc.(b)	76,921	39,176
Verrica Pharmaceuticals, Inc.(b)	35,660	23,147
Vir Biotechnology, Inc.(b)	5,807	48,721
Voyager Therapeutics, Inc.(b)	6,654	27,148
Xencor, Inc.(b)	1,783	27,387
		3,808,022
Industrials-7.70%
AeroVironment, Inc.(b)	239	35,759
Allient, Inc.	1,776	44,187
American Superconductor Corp.(b)	1,340	30,431
Ballard Power Systems, Inc. (Canada)(b)(c)	30,956	38,076
Conduent, Inc.(b)	12,461	44,112
Energy Recovery, Inc.(b)	2,964	44,341
Interface, Inc.	1,737	35,140
LSI Industries, Inc.	2,274	42,046
Lyft, Inc., Class A(b)	2,629	35,071
Matthews International Corp., Class A	1,529	38,103
Microvast Holdings, Inc.(b)(c)	60,669	98,890
MillerKnoll, Inc.	1,816	39,044
Omega Flex, Inc.	924	32,904
Stratasys Ltd.(b)	4,814	50,884
TTEC Holdings, Inc.	8,812	29,785
		638,773
Information Technology-33.53%
8x8, Inc.(b)	14,879	37,197
Advanced Energy Industries, Inc.	403	46,414
Aehr Test Systems(b)(c)	3,879	37,394
Allegro MicroSystems, Inc. (Japan)(b)	2,138	47,677
Alpha & Omega Semiconductor Ltd.(b)	1,112	33,671
Amkor Technology, Inc.	1,744	36,798
Applied Optoelectronics, Inc.(b)(c)	1,107	24,199
Atomera, Inc.(b)(c)	7,485	43,937
AudioEye, Inc.(b)(c)	1,696	22,065
Aviat Networks, Inc.(b)	2,925	61,220
Axcelis Technologies, Inc.(b)	615	33,696
Bel Fuse, Inc., Class B	575	48,248
Canadian Solar, Inc. (Canada)(b)(c)	3,678	36,964
Cirrus Logic, Inc.(b)	446	46,478
Cognex Corp.	1,154	37,851
Cohu, Inc.(b)	1,729	33,992
CommScope Holding Co., Inc.(b)	9,743	61,868
Commvault Systems, Inc.(b)	271	46,222
Digimarc Corp.(b)	1,370	22,399
Diodes, Inc.(b)	710	35,060
Dropbox, Inc., Class A(b)	1,674	43,491
	Shares	Value
Information Technology-(continued)
Extreme Networks, Inc.(b)	2,794	$43,167
FARO Technologies, Inc.(b)	1,763	56,345
Himax Technologies, Inc., ADR (Taiwan)(c)	8,545	86,134
Immersion Corp.	5,331	42,861
InterDigital, Inc.	233	49,778
IPG Photonics Corp.(b)	591	34,390
Itron, Inc.(b)	389	42,358
Kulicke & Soffa Industries, Inc. (Singapore)	953	36,471
Lantronix, Inc.(b)	15,414	39,460
Lattice Semiconductor Corp.(b)	820	51,119
Littelfuse, Inc.	187	43,405
Lumentum Holdings, Inc.(b)	530	37,275
Materialise N.V., ADR (Belgium)(b)	6,087	32,018
MaxLinear, Inc.(b)	3,057	44,663
MicroVision, Inc.(b)(c)	51,314	74,405
Mitek Systems, Inc.(b)	4,984	46,700
MKS Instruments, Inc.	406	37,279
Neonode, Inc.(b)(c)	5,668	49,085
NETGEAR, Inc.(b)	1,887	49,628
nLight, Inc.(b)	4,247	38,945
Open Text Corp. (Canada)	1,516	39,143
OSI Systems, Inc.(b)	261	53,821
Penguin Solutions, Inc.(b)(c)	2,552	50,861
Power Integrations, Inc.	704	42,803
Qorvo, Inc.(b)	670	48,702
Radware Ltd. (Israel)(b)	1,953	42,263
Rambus, Inc.(b)	804	44,936
Ribbon Communications, Inc.(b)	11,797	55,682
Semtech Corp.(b)	720	27,497
Silicon Laboratories, Inc.(b)	418	58,645
Silicon Motion Technology Corp., ADR (Taiwan)	869	48,751
SolarEdge Technologies, Inc.(b)(c)	2,931	48,332
SoundHound AI, Inc., Class A(b)(c)	4,963	53,700
Synaptics, Inc.(b)	575	38,030
Turtle Beach Corp.(b)	2,665	45,678
Universal Display Corp.	282	43,321
Veeco Instruments, Inc.(b)	1,655	36,807
Verint Systems, Inc.(b)	1,830	41,303
Viasat, Inc.(b)	4,944	43,211
Viavi Solutions, Inc.(b)	4,655	52,043
Vuzix Corp.(b)(c)	19,987	59,162
Xerox Holdings Corp.	5,046	33,455
		2,780,473
Materials-0.86%
Arq, Inc.(b)	5,920	30,902
Innospec, Inc.	389	40,227
		71,129
Total Common Stocks & Other Equity Interests (Cost $8,974,459)		8,288,990
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(e)(f) (Cost $274)	274	274
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $8,974,733)		8,289,264
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.80%
Invesco Private Government Fund, 4.34%(e)(f)(g)	270,736	$270,736
Invesco Private Prime Fund, 4.47%(e)(f)(g)	707,655	707,867
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $978,603)		978,603
TOTAL INVESTMENTS IN SECURITIES-111.77% (Cost $9,953,336)		9,267,867
OTHER ASSETS LESS LIABILITIES-(11.77)%		(975,609)
NET ASSETS-100.00%		$8,292,258

Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$199,613	$(199,339)	$-	$-	$274	$92
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	342,395	2,124,610	(2,196,269)	-	-	270,736	7,918 *
Invesco Private Prime Fund	863,306	3,775,804	(3,931,141)	(46)	(56)	707,867	20,990 *
Total	$1,205,701	$6,100,027	$(6,326,749)	$(46)	$(56)	$978,877	$29,000

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco NASDAQ Next Gen 100 ETF (QQQJ)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-6.70%
Baidu, Inc., ADR (China)(b)(c)	55,594	$4,806,101
Fox Corp., Class A	86,817	5,000,659
Fox Corp., Class B	92,463	4,999,475
Liberty Broadband Corp., Class A(b)	7,191	586,282
Liberty Broadband Corp., Class C(b)(c)	48,143	3,960,243
Liberty Media Corp.-Liberty Formula One(b)(c)	87,364	8,424,511
Liberty Media Corp.-Liberty Formula One(b)	9,386	836,480
Liberty Media Corp.-Liberty Live(b)(c)	10,025	716,988
Liberty Media Corp.-Liberty Live, Series C(b)	24,986	1,833,223
NetEase, Inc., ADR (China)(c)	49,310	4,917,193
News Corp., Class A	148,742	4,256,996
News Corp., Class B(c)	74,499	2,404,828
		42,742,979
Consumer Discretionary-13.17%
DraftKings, Inc., Class A(b)(c)	191,616	8,404,278
Duolingo, Inc.(b)	14,890	4,646,722
eBay, Inc.	188,240	12,186,658
Expedia Group, Inc.(b)	48,281	9,557,707
JD.com, Inc., ADR (China)	188,026	7,878,289
Pool Corp.(c)	14,954	5,189,038
Rivian Automotive, Inc., Class A(b)(c)	398,010	4,712,438
Texas Roadhouse, Inc.	26,205	4,824,078
Tractor Supply Co.(c)	209,911	11,618,574
Trip.com Group Ltd., ADR (China)(b)(c)	145,772	8,262,357
Ulta Beauty, Inc.(b)	18,513	6,782,423
		84,062,562
Consumer Staples-5.00%
Casey’s General Stores, Inc.	14,574	6,036,697
Dollar Tree, Inc.(b)(c)	84,463	6,153,974
Maplebear, Inc.(b)	100,833	4,143,228
Pilgrim’s Pride Corp.(b)(c)	93,088	5,063,056
Sprouts Farmers Market, Inc.(b)	39,295	5,831,378
The Campbell’s Company(c)	116,941	4,684,657
		31,912,990
Energy-1.41%
Expand Energy Corp.	90,814	8,979,688
Financials-1.85%
Affirm Holdings, Inc.(b)(c)	106,846	6,854,171
Jack Henry & Associates, Inc.	28,666	4,976,131
		11,830,302
Health Care-21.93%
Align Technology, Inc.(b)	29,345	5,488,395
Alnylam Pharmaceuticals, Inc.(b)(c)	50,668	12,502,329
argenx SE, ADR (Netherlands)(b)	12,676	7,918,317
BioMarin Pharmaceutical, Inc.(b)(c)	74,829	5,324,832
BioNTech SE, ADR (Germany)(b)(c)	38,569	4,355,211
Bio-Techne Corp.	62,387	3,852,397
Cooper Cos., Inc. (The)(b)	78,259	7,073,048
Hologic, Inc.(b)	89,189	5,653,691
ICON PLC(b)	32,432	6,162,729
Illumina, Inc.(b)(c)	62,333	5,531,430
Incyte Corp.(b)	75,693	5,563,436
Insmed, Inc.(b)(c)	70,229	5,727,175
	Shares	Value
Health Care-(continued)
Insulet Corp.(b)	27,558	$7,503,217
Medpace Holdings, Inc.(b)(c)	12,195	3,991,667
Moderna, Inc.(b)(c)	151,232	4,682,143
Natera, Inc.(b)	51,885	8,072,787
Neurocrine Biosciences, Inc.(b)	39,761	4,720,426
Royalty Pharma PLC, Class A	174,408	5,867,085
Sanofi S.A., ADR	118,338	6,445,871
Sarepta Therapeutics, Inc.(b)(c)	37,507	4,003,872
Summit Therapeutics, Inc.(b)(c)	289,810	5,996,169
United Therapeutics Corp.(b)	17,540	5,613,677
Vaxcyte, Inc.(b)(c)	48,906	3,571,116
Viatris, Inc.	469,055	4,329,378
		139,950,398
Industrials-12.93%
AAON, Inc.(c)	31,937	2,452,762
C.H. Robinson Worldwide, Inc.	46,433	4,718,521
Elbit Systems Ltd. (Israel)(c)	17,486	5,437,971
FTAI Aviation Ltd.	40,280	5,184,439
Grab Holdings Ltd., Class A (Singapore)(b)	1,536,125	7,450,206
J.B. Hunt Transport Services, Inc.	39,631	6,388,121
Lincoln Electric Holdings, Inc.(c)	22,164	4,581,077
Nordson Corp.(b)	22,466	4,724,375
Paylocity Holding Corp.(b)	21,892	4,472,317
Ryanair Holdings PLC, ADR (Italy)(c)	94,634	4,592,588
Saia, Inc.(b)(c)	10,444	4,276,191
SS&C Technologies Holdings, Inc.	97,339	8,668,038
Tetra Tech, Inc.	105,095	3,067,723
United Airlines Holdings, Inc.(b)	129,223	12,122,410
Woodward, Inc.	23,228	4,389,976
		82,526,715
Information Technology-31.97%
Akamai Technologies, Inc.(b)	59,019	4,761,653
Aspen Technology, Inc.(b)(c)	24,857	6,593,319
Astera Labs, Inc.(b)	62,337	4,634,756
Bentley Systems, Inc., Class B(c)	114,137	5,010,614
Check Point Software Technologies Ltd. (Israel)(b)	43,217	9,518,977
CyberArk Software Ltd.(b)	18,004	6,550,755
DocuSign, Inc.(b)	79,748	6,632,641
Entegris, Inc.(c)	59,328	6,005,180
F5, Inc.(b)	23,019	6,731,446
First Solar, Inc.(b)(c)	42,085	5,731,135
Flex Ltd.(b)	152,380	5,773,678
Gen Digital, Inc.	242,162	6,618,288
Logitech International S.A., Class R (Switzerland)(c)	59,561	5,892,965
Manhattan Associates, Inc.(b)	23,986	4,242,644
Monday.com Ltd.(b)(c)	19,604	5,817,879
Monolithic Power Systems, Inc.	19,180	11,719,172
NetApp, Inc.	79,882	7,973,022
Nutanix, Inc., Class A(b)(c)	105,257	8,093,211
Okta, Inc.(b)	63,821	5,775,162
PTC, Inc.(b)	47,202	7,723,663
Sandisk Corp.(b)(c)	45,480	2,130,738
Seagate Technology Holdings PLC	83,135	8,472,288
Skyworks Solutions, Inc.	62,804	4,186,515
Super Micro Computer, Inc.(b)(c)	230,128	9,541,107
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco NASDAQ Next Gen 100 ETF (QQQJ)—(continued)
February 28, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Teradyne, Inc.	64,000	$7,031,040
Trimble, Inc.(b)	95,976	6,908,353
VeriSign, Inc.(b)	37,776	8,986,155
Western Digital Corp.(b)(c)	135,846	6,646,945
Wix.com Ltd. (Israel)(b)	21,549	4,324,669
Zebra Technologies Corp., Class A(b)	20,262	6,383,543
Zoom Communications, Inc., Class A(b)	102,993	7,590,584
		204,002,097
Materials-1.27%
Steel Dynamics, Inc.	59,827	8,080,833
Real Estate-1.07%
Zillow Group, Inc., Class A(b)(c)	21,347	1,588,003
Zillow Group, Inc., Class C(b)	67,988	5,211,960
		6,799,963
Utilities-2.65%
Alliant Energy Corp.	100,830	6,506,560
Evergy, Inc.(b)	90,365	6,227,052
Talen Energy Corp.(b)	19,972	4,153,177
		16,886,789
Total Common Stocks & Other Equity Interests (Cost $586,818,921)		637,775,316
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $87,012)	87,012	87,012
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $586,905,933)		637,862,328
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.33%
Invesco Private Government Fund, 4.34%(d)(e)(f)	30,560,570	$30,560,570
Invesco Private Prime Fund, 4.47%(d)(e)(f)	80,015,252	80,039,257
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $110,599,827)		110,599,827
TOTAL INVESTMENTS IN SECURITIES-117.30% (Cost $697,505,760)		748,462,155
OTHER ASSETS LESS LIABILITIES-(17.30)%		(110,377,337)
NET ASSETS-100.00%		$638,084,818

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$122,819	$4,921,539	$(4,957,346)	$-	$-	$87,012	$4,247
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco NASDAQ Next Gen 100 ETF (QQQJ)—(continued)
February 28, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$29,413,897	$183,418,392	$(182,271,719)	$-	$-	$30,560,570	$707,699 *
Invesco Private Prime Fund	68,121,348	352,902,789	(340,979,348)	(4,280)	(1,252)	80,039,257	1,853,718 *
Total	$97,658,064	$541,242,720	$(528,208,413)	$(4,280)	$(1,252)	$110,686,839	$2,565,664

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco QQQ Low Volatility ETF (QQLV)
February 28, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-8.42%
Electronic Arts, Inc.	577	$74,502
T-Mobile US, Inc.	431	116,236
		190,738
Consumer Discretionary-7.29%
O’Reilly Automotive, Inc.(b)	68	93,407
Ross Stores, Inc.	512	71,844
		165,251
Consumer Staples-25.17%
Coca-Cola Europacific Partners PLC (United Kingdom)	1,257	108,429
Costco Wholesale Corp.	87	91,229
Keurig Dr Pepper, Inc.	2,894	97,007
Kraft Heinz Co. (The)	2,682	82,364
Mondelez International, Inc., Class A	1,503	96,538
PepsiCo, Inc.	617	94,691
		570,258
Health Care-7.22%
AstraZeneca PLC, ADR (United Kingdom)	1,194	90,995
Regeneron Pharmaceuticals, Inc.	104	72,669
		163,664
Industrials-23.09%
Automatic Data Processing, Inc.	359	113,150
	Shares	Value
Industrials-(continued)
Cintas Corp.	388	$80,510
CSX Corp.	2,133	68,277
Honeywell International, Inc.	411	87,498
Paychex, Inc.	582	88,272
Verisk Analytics, Inc.	288	85,510
		523,217
Information Technology-15.86%
Cisco Systems, Inc.	1,556	99,755
Cognizant Technology Solutions Corp., Class A	1,004	83,663
Microsoft Corp.	200	79,398
Roper Technologies, Inc.	165	96,443
		359,259
Materials-4.80%
Linde PLC	233	108,823
Utilities-8.04%
American Electric Power Co., Inc.	877	93,006
Exelon Corp.	2,017	89,151
		182,157
TOTAL INVESTMENTS IN SECURITIES-99.89% (Cost $2,253,643)		2,263,367
OTHER ASSETS LESS LIABILITIES-0.11%		2,500
NET ASSETS-100.00%		$2,265,867

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended February 28, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,463	$(7,463)	$-	$-	$-	$8
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	284,241	(284,241)	-	-	-	90
Invesco Private Prime Fund	-	404,858	(404,858)	-	-	-	184
Total	$-	$696,562	$(696,562)	$-	$-	$-	$282
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

17

Statements of Assets and Liabilities
February 28, 2025
(Unaudited)

	Invesco ESG NASDAQ 100 ETF (QQMG)	Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)	Invesco NASDAQ 100 ETF (QQQM)	Invesco NASDAQ Future Gen 200 ETF (QQQS)	Invesco NASDAQ Next Gen 100 ETF (QQQJ)
Assets:
Unaffiliated investments in securities, at value(a)	$72,307,358	$5,892,773	$42,659,306,041	$8,288,990	$637,775,316
Affiliated investments in securities, at value	2,287,730	1,585,709	338,262,315	978,877	110,686,839
Cash	-	-	42,364	-	-
Receivable for:
Dividends	36,563	2,107	24,027,012	1,180	219,476
Securities lending	188	145	33,936	3,168	13,342
Investments sold	-	-	75,262,703	-	-
Foreign tax reclaims	-	-	-	-	67,409
Total assets	74,631,839	7,480,734	43,096,934,371	9,272,215	748,762,382
Liabilities:
Due to custodian	-	-	-	-	351
Payable for:
Collateral upon return of securities loaned	2,278,603	1,584,841	337,811,809	978,603	110,599,827
Fund shares repurchased	-	-	75,352,390	-	-
Accrued unitary management fees	11,280	943	5,013,825	1,354	77,386
Accrued tax expenses	-	-	-	-	-
Total liabilities	2,289,883	1,585,784	418,178,024	979,957	110,677,564
Net Assets	$72,341,956	$5,894,950	$42,678,756,347	$8,292,258	$638,084,818
Net assets consist of:
Shares of beneficial interest	$62,048,775	$5,646,392	$35,586,048,170	$9,621,822	$881,307,889
Distributable earnings (loss)	10,293,181	248,558	7,092,708,177	(1,329,564)	(243,223,071)
Net Assets	$72,341,956	$5,894,950	$42,678,756,347	$8,292,258	$638,084,818
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,100,001	250,001	203,900,001	310,001	20,640,001
Net asset value	$34.45	$23.58	$209.31	$26.75	$30.91
Market price	$34.45	$23.57	$209.23	$26.73	$30.90
Unaffiliated investments in securities, at cost	$61,930,176	$5,213,176	$36,822,724,071	$8,974,459	$586,818,921
Affiliated investments in securities, at cost	$2,287,730	$1,585,709	$338,262,315	$978,877	$110,686,839
(a)Includes securities on loan with an aggregate value of:	$2,261,848	$1,563,161	$335,606,081	$939,390	$109,822,323
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco QQQ Low Volatility ETF (QQLV)

$2,263,367
-
-

4,512
5
-
-
2,267,884

1,487

-
-
432
98
2,017
$2,265,867

$2,275,027
(9,160)
$2,265,867
90,001
$25.18
$25.17
$2,253,643
$-
$-

19

Statements of Operations
For the six months ended February 28, 2025
(Unaudited)

	Invesco ESG NASDAQ 100 ETF (QQMG)	Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)	Invesco NASDAQ 100 ETF (QQQM)	Invesco NASDAQ Future Gen 200 ETF (QQQS)	Invesco NASDAQ Next Gen 100 ETF (QQQJ)	Invesco QQQ Low Volatility ETF (QQLV)(a)
Investment income:
Unaffiliated dividend income	$230,915	$16,688	$143,222,270	$12,840	$1,910,678	$9,901
Affiliated dividend income	809	46	210,782	92	4,247	8
Securities lending income, net	911	975	277,230	27,376	99,160	6
Foreign withholding tax	(591)	(516)	(282,956)	(35)	(25,419)	-
Total investment income	232,044	17,193	143,427,326	40,273	1,988,666	9,915
Expenses:
Unitary management fees	63,801	5,924	27,946,726	8,791	498,134	1,377
Tax expenses	-	-	-	-	-	98
Total expenses	63,801	5,924	27,946,726	8,791	498,134	1,475
Less: Waivers	(16)	(1)	(4,247)	(1)	(82)	-
Net expenses	63,785	5,923	27,942,479	8,790	498,052	1,475
Net investment income	168,259	11,270	115,484,847	31,483	1,490,614	8,440
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(718,526)	(245,835)	(384,736,717)	(89,191)	(26,192,995)	(17,168)
Affiliated investment securities	1	(25)	(19,134)	(56)	(1,252)	-
In-kind redemptions	1,690,165	304,556	2,113,082,294	831,562	41,503,723	(6,251)
Foreign currencies	-	-	-	(2)	-	-
Net realized gain (loss)	971,640	58,696	1,728,326,443	742,313	15,309,476	(23,419)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,398,827	132,809	394,268,879	(774,151)	24,650,321	9,724
Affiliated investment securities	(17)	(42)	(13,357)	(46)	(4,280)	-
Change in net unrealized appreciation (depreciation)	1,398,810	132,767	394,255,522	(774,197)	24,646,041	9,724
Net realized and unrealized gain (loss)	2,370,450	191,463	2,122,581,965	(31,884)	39,955,517	(13,695)
Net increase (decrease) in net assets resulting from operations	$2,538,709	$202,733	$2,238,066,812	$(401)	$41,446,131	$(5,255)

(a)	For the period December 2, 2024 (commencement of investment operations) through February 28, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

21

Statements of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)

	Invesco ESG NASDAQ 100 ETF (QQMG)		Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)
	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Operations:
Net investment income	$168,259	$209,173	$11,270	$28,797
Net realized gain (loss)	971,640	(256,374)	58,696	(32,721)
Change in net unrealized appreciation (depreciation)	1,398,810	8,149,000	132,767	744,932
Net increase (decrease) in net assets resulting from operations	2,538,709	8,101,799	202,733	741,008
Distributions to Shareholders from:
Distributable earnings	(154,547)	(192,439)	(16,305)	(31,705)
Shareholder Transactions:
Proceeds from shares sold	22,486,567	26,324,645	600,006	2,534,576
Value of shares repurchased	(3,530,910)	(1,330,798)	(583,101)	(550,312)
Net increase (decrease) in net assets resulting from share transactions	18,955,657	24,993,847	16,905	1,984,264
Net increase (decrease) in net assets	21,339,819	32,903,207	203,333	2,693,567
Net assets:
Beginning of period	51,002,137	18,098,930	5,691,617	2,998,050
End of period	$72,341,956	$51,002,137	$5,894,950	$5,691,617
Changes in Shares Outstanding:
Shares sold	650,000	900,000	25,000	125,000
Shares repurchased	(100,000)	(50,000)	(25,000)	(25,000)
Shares outstanding, beginning of period	1,550,001	700,001	250,001	150,001
Shares outstanding, end of period	2,100,001	1,550,001	250,001	250,001

(a)	For the period December 2, 2024 (commencement of investment operations) through February 28, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco NASDAQ 100 ETF (QQQM)		Invesco NASDAQ Future Gen 200 ETF (QQQS)		Invesco NASDAQ Next Gen 100 ETF (QQQJ)		Invesco QQQ Low Volatility ETF (QQLV)
Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Six Months Ended February 28, 2025	Year Ended August 31, 2024	Period Ended February 28, 2025(a)

$115,484,847	$163,454,095	$31,483	$39,883	$1,490,614	$4,758,050	$8,440
1,728,326,443	963,336,512	742,313	(478,066)	15,309,476	893,334	(23,419)
394,255,522	3,998,787,767	(774,197)	757,433	24,646,041	68,060,472	9,724
2,238,066,812	5,125,578,374	(401)	319,250	41,446,131	73,711,856	(5,255)

(106,469,865)	(153,650,135)	(51,291)	(36,511)	(1,787,585)	(5,882,121)	(3,905)

13,115,609,665	16,335,517,593	2,227,199	2,652,413	45,152,703	54,074,221	3,487,455
(4,463,841,941)	(3,894,962,454)	(2,594,542)	(787,905)	(104,349,137)	(168,453,882)	(1,212,428)
8,651,767,724	12,440,555,139	(367,343)	1,864,508	(59,196,434)	(114,379,661)	2,275,027
10,783,364,671	17,412,483,378	(419,035)	2,147,247	(19,537,888)	(46,549,926)	2,265,867

31,895,391,676	14,482,908,298	8,711,293	6,564,046	657,622,706	704,172,632	-
$42,678,756,347	$31,895,391,676	$8,292,258	$8,711,293	$638,084,818	$657,622,706	$2,265,867

62,550,000	92,490,000	80,000	100,000	1,440,000	1,940,000	140,001
(21,240,000)	(23,060,000)	(90,000)	(30,000)	(3,400,000)	(6,220,000)	(50,000)
162,590,001	93,160,001	320,001	250,001	22,600,001	26,880,001	-
203,900,001	162,590,001	310,001	320,001	20,640,001	22,600,001	90,001

23

Financial Highlights
Invesco ESG NASDAQ 100 ETF (QQMG)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,		For the Period October 25, 2021(a) Through August 31, 2022
		2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$32.90	$25.86	$19.91	$25.00
Net investment income(b)	0.09	0.18	0.16	0.13
Net realized and unrealized gain (loss) on investments	1.55	7.03	5.95	(5.13)
Total from investment operations	1.64	7.21	6.11	(5.00)
Distributions to shareholders from:
Net investment income	(0.09)	(0.17)	(0.16)	(0.09)
Net asset value at end of period	$34.45	$32.90	$25.86	$19.91
Market price at end of period(c)	$34.45	$32.88	$25.88	$19.94
Net Asset Value Total Return(d)	4.98%	28.00%	30.88%	(20.03)%(e)
Market Price Total Return(d)	5.04%	27.82%	30.78%	(19.91)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$72,342	$51,002	$18,099	$9,956
Ratio to average net assets of:
Expenses	0.20%(f)	0.20%	0.20%	0.20%(f)
Net investment income	0.53%(f)	0.62%	0.76%	0.69%(f)
Portfolio turnover rate(g)	5%	17%	14%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (October 27, 2021, the first day of trading on the exchange) to August 31, 2022 was (20.63)%. The market price total return from Fund Inception to August 31, 2022 was (20.54)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Financial Highlights—(continued)
Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,		For the Period October 25, 2021(a) Through August 31, 2022
		2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$22.77	$19.99	$18.79	$25.00
Net investment income(b)	0.04	0.13	0.13	0.09
Net realized and unrealized gain (loss) on investments	0.84	2.79	1.20	(6.23)
Total from investment operations	0.88	2.92	1.33	(6.14)
Distributions to shareholders from:
Net investment income	(0.07)	(0.14)	(0.13)	(0.07)
Net asset value at end of period	$23.58	$22.77	$19.99	$18.79
Market price at end of period(c)	$23.57	$22.76	$20.00	$18.81
Net Asset Value Total Return(d)	3.84%	14.67%	7.16%	(24.57)%(e)
Market Price Total Return(d)	3.84%	14.56%	7.10%	(24.49)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,895	$5,692	$2,998	$2,819
Ratio to average net assets of:
Expenses	0.20%(f)	0.20%	0.20%	0.20%(f)
Net investment income	0.38%(f)	0.62%	0.67%	0.52%(f)
Portfolio turnover rate(g)	19%	30%	28%	46%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (October 27, 2021, the first day of trading on the exchange) to August 31, 2022 was (23.10)%. The market price total return from Fund Inception to August 31, 2022 was (23.05)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Financial Highlights—(continued)
Invesco NASDAQ 100 ETF (QQQM)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,			For the Period October 12, 2020(a) Through August 31, 2021
		2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$196.17	$155.46	$123.13	$156.10	$120.98
Net investment income(b)	0.64	1.32	1.03	0.98	0.74
Net realized and unrealized gain (loss) on investments	13.11	40.68	32.29	(33.24)	34.93
Total from investment operations	13.75	42.00	33.32	(32.26)	35.67
Distributions to shareholders from:
Net investment income	(0.61)	(1.29)	(0.99)	(0.71)	(0.55)
Net asset value at end of period	$209.31	$196.17	$155.46	$123.13	$156.10
Market price at end of period(c)	$209.23	$196.10	$155.47	$123.29	$156.11
Net Asset Value Total Return(d)	7.02%	27.14%	27.26%	(20.72)%	29.56%(e)
Market Price Total Return(d)	7.00%	27.07%	27.11%	(20.61)%	29.57%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$42,678,756	$31,895,392	$14,482,908	$4,914,013	$1,809,161
Ratio to average net assets of:
Expenses	0.15%(f)	0.15%	0.15%	0.15%	0.15%(f)
Net investment income	0.62%(f)	0.75%	0.78%	0.71%	0.61%(f)
Portfolio turnover rate(g)	4%	8%	27%	6%	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (October 13, 2020, the first day of trading on the exchange) to August 31, 2021 was 29.61%. The market price total return from Fund Inception to August 31, 2021 was 29.48%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Financial Highlights—(continued)
Invesco NASDAQ Future Gen 200 ETF (QQQS)
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	For the Period October 11, 2022(a) Through August 31, 2023
Per Share Operating Performance:
Net asset value at beginning of period	$27.22	$26.26	$25.00
Net investment income(b)	0.10	0.14	0.14
Net realized and unrealized gain (loss) on investments	(0.41)	0.95	1.24
Total from investment operations	(0.31)	1.09	1.38
Distributions to shareholders from:
Net investment income	(0.16)	(0.13)	(0.12)
Net asset value at end of period	$26.75	$27.22	$26.26
Market price at end of period(c)	$26.73	$27.21	$26.26
Net Asset Value Total Return(d)	(1.14)%	4.20%	5.51%(e)
Market Price Total Return(d)	(1.18)%	4.16%	5.51%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$8,292	$8,711	$6,564
Ratio to average net assets of:
Expenses	0.20%(f)	0.20%	0.20%(f)
Net investment income	0.72%(f)	0.55%	0.56%(f)
Portfolio turnover rate(g)	37%	72%	61%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (October 13, 2022, the first day of trading on the exchange) to August 31, 2023 was 4.09%. The market price total return from Fund Inception to August 31, 2023 was 4.01%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Financial Highlights—(continued)
Invesco NASDAQ Next Gen 100 ETF (QQQJ)
	Six Months Ended February 28, 2025 (Unaudited)	Years Ended August 31,			For the Period October 12, 2020(a) Through August 31, 2021
		2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$29.10	$26.20	$24.77	$34.79	$26.71
Net investment income(b)	0.07	0.19	0.18	0.15	0.10
Net realized and unrealized gain (loss) on investments	1.82	2.95	1.46	(9.85)	8.06
Total from investment operations	1.89	3.14	1.64	(9.70)	8.16
Distributions to shareholders from:
Net investment income	(0.08)	(0.24)	(0.21)	(0.11)	(0.08)
Net realized gains	-	-	-	(0.21)	-
Total distributions	(0.08)	(0.24)	(0.21)	(0.32)	(0.08)
Net asset value at end of period	$30.91	$29.10	$26.20	$24.77	$34.79
Market price at end of period(c)	$30.90	$29.10	$26.20	$24.80	$34.77
Net Asset Value Total Return(d)	6.51%	12.04%	6.70%	(28.06)%	30.58%(e)
Market Price Total Return(d)	6.47%	12.04%	6.57%	(27.93)%	30.51%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$638,085	$657,623	$704,173	$803,170	$1,209,202
Ratio to average net assets of:
Expenses	0.15%(f)	0.15%	0.15%	0.15%	0.15%(f)
Net investment income	0.45%(f)	0.71%	0.74%	0.50%	0.35%(f)
Portfolio turnover rate(g)	24%	30%	31%	45%	29%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (October 13, 2020, the first day of trading on the exchange) to August 31, 2021 was 30.39%. The market price total return from Fund Inception to August 31, 2021 was 29.93%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights—(continued)
Invesco QQQ Low Volatility ETF (QQLV)
For the Period December 2, 2024(a) Through February 28, 2025 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.09
Net realized and unrealized gain on investments	0.13 (c)
Total from investment operations	0.22
Distributions to shareholders from:
Net investment income	(0.04)
Net asset value at end of period	$25.18
Market price at end of period(d)	$25.17
Net Asset Value Total Return(e)	0.90%(f)
Market Price Total Return(e)	0.86%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,266
Ratio to average net assets of:
Expenses	0.27%(g)
Net investment income	1.53%(g)
Portfolio turnover rate(h)	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)
The net asset value total return from Fund Inception (December 4, 2024, the first day of trading on the exchange) to February 28, 2025 was 1.22%. The market price total return from Fund Inception to February 28, 2025 was 1.14%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
February 28, 2025
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco ESG NASDAQ 100 ETF (QQMG)	"ESG NASDAQ 100 ETF"
Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)	"ESG NASDAQ Next Gen 100 ETF"
Invesco NASDAQ 100 ETF (QQQM)	"NASDAQ 100 ETF"
Invesco NASDAQ Future Gen 200 ETF (QQQS)	"NASDAQ Future Gen 200 ETF"
Invesco NASDAQ Next Gen 100 ETF (QQQJ)	"NASDAQ Next Gen 100 ETF"
Invesco QQQ Low Volatility ETF (QQLV)	"QQQ Low Volatility ETF"
Each portfolio (each, a “Fund”, and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”).
Fund	Underlying Index
ESG NASDAQ 100 ETF	Nasdaq-100® ESG Index
ESG NASDAQ Next Gen 100 ETF	Nasdaq Next Generation 100 ESG Index®
NASDAQ 100 ETF	NASDAQ-100 Index®
NASDAQ Future Gen 200 ETF	Nasdaq Innovators Completion Cap IndexTM
NASDAQ Next Gen 100 ETF	NASDAQ Next Generation 100 Index®
QQQ Low Volatility ETF	Nasdaq-100 Low VolatilityTM Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

30

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market

31

quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except for QQQ Low Volatility ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. QQQ Low Volatility ETF declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses

32

(except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
J.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends

33

received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
ESG NASDAQ 100 ETF	$89
ESG NASDAQ Next Gen 100 ETF	96
NASDAQ 100 ETF	10,406
NASDAQ Future Gen 200 ETF	2,393
NASDAQ Next Gen 100 ETF	8,010
QQQ Low Volatility ETF(a)	1

(a)	For the period December 2, 2024 (commencement of investment operations) through February 28, 2025.

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks
ADR Risk. The Funds may invest in American depositary receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption

34

orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, investments in non-U.S. securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Environmental, Social and Governance ("ESG") Investing Strategy Risk. The stocks of companies with favorable ESG attributes may underperform the stock market as a whole. As a result, a Fund may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in such Funds investing in securities, industries or sectors that underperform the market as a whole or underperform other funds screened for ESG standards.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry

35

or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because each Fund (except ESG NASDAQ Next Gen 100 ETF and NASDAQ Next Gen 100 ETF) is non-diversified, and to the extent NASDAQ Next Gen 100 ETF becomes non-diversified, and can invest a greater portion of its respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
ESG NASDAQ 100 ETF	0.20%
ESG NASDAQ Next Gen 100 ETF	0.20%
NASDAQ 100 ETF	0.15%
NASDAQ Future Gen 200 ETF	0.20%
NASDAQ Next Gen 100 ETF	0.15%
QQQ Low Volatility ETF	0.25%
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

36

For the six months ended February 28, 2025, the Adviser waived fees for each Fund in the following amounts:
ESG NASDAQ 100 ETF	$16
ESG NASDAQ Next Gen 100 ETF	1
NASDAQ 100 ETF	4,247
NASDAQ Future Gen 200 ETF	1
NASDAQ Next Gen 100 ETF	82
QQQ Low Volatility ETF(a)	-

(a)	For the period December 2, 2024 (commencement of investment operations) through February 28, 2025.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into licensing agreements on behalf of each Fund with Nasdaq, Inc. (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended February 28, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
ESG NASDAQ 100 ETF	$78
ESG NASDAQ Next Gen 100 ETF	273
NASDAQ 100 ETF	13,338
NASDAQ Future Gen 200 ETF	11,707
NASDAQ Next Gen 100 ETF	35,044
QQQ Low Volatility ETF(a)	151

(a)	For the period December 2, 2024 (commencement of investment operations) through February 28, 2025.
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025, for each Fund (except for QQQ Low Volatility ETF). As of February 28, 2025, all of the securities in QQQ Low Volatility ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of

37

the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
ESG NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$72,307,358	$-	$-	$72,307,358
Money Market Funds	9,127	2,278,603	-	2,287,730
Total Investments	$72,316,485	$2,278,603	$-	$74,595,088
ESG NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,892,773	$-	$-	$5,892,773
Money Market Funds	868	1,584,841	-	1,585,709
Total Investments	$5,893,641	$1,584,841	$-	$7,478,482
NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$42,659,306,041	$-	$-	$42,659,306,041
Money Market Funds	450,506	337,811,809	-	338,262,315
Total Investments	$42,659,756,547	$337,811,809	$-	$42,997,568,356
NASDAQ Future Gen 200 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,284,072	$-	$4,918	$8,288,990
Money Market Funds	274	978,603	-	978,877
Total Investments	$8,284,346	$978,603	$4,918	$9,267,867
NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$637,775,316	$-	$-	$637,775,316
Money Market Funds	87,012	110,599,827	-	110,686,839
Total Investments	$637,862,328	$110,599,827	$-	$748,462,155
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of August 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
ESG NASDAQ 100 ETF	$442,150	$654,328	$1,096,478
ESG NASDAQ Next Gen 100 ETF	188,531	252,262	440,793
NASDAQ 100 ETF	90,177,336	398,309,584	488,486,920
NASDAQ Future Gen 200 ETF	1,046,759	326,074	1,372,833
NASDAQ Next Gen 100 ETF	161,428,163	146,326,483	307,754,646
QQQ Low Volatility ETF	-	-	-

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

38

NOTE 6—Investment Transactions
For the six months ended February 28, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
ESG NASDAQ 100 ETF	$2,848,776	$3,508,129
ESG NASDAQ Next Gen 100 ETF	1,138,229	1,323,936
NASDAQ 100 ETF	1,401,673,392	1,402,093,125
NASDAQ Future Gen 200 ETF	3,227,242	3,350,905
NASDAQ Next Gen 100 ETF	157,289,189	155,620,406
QQQ Low Volatility ETF(a)	2,724,213	223,100

(a)	For the period December 2, 2024 (commencement of investment operations) through February 28, 2025.
For the six months ended February 28, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
ESG NASDAQ 100 ETF	$22,477,719	$2,807,665
ESG NASDAQ Next Gen 100 ETF	598,436	397,338
NASDAQ 100 ETF	13,101,482,252	4,432,860,468
NASDAQ Future Gen 200 ETF	2,221,538	2,484,549
NASDAQ Next Gen 100 ETF	45,084,226	105,964,182
QQQ Low Volatility ETF(a)	988,984	1,213,036

(a)	For the period December 2, 2024 (commencement of investment operations) through February 28, 2025.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
ESG NASDAQ 100 ETF	$12,154,569	$(1,787,167)	$10,367,402	$64,227,686
ESG NASDAQ Next Gen 100 ETF	923,572	(291,809)	631,763	6,846,719
NASDAQ 100 ETF	6,840,832,025	(1,024,064,563)	5,816,767,462	37,180,800,894
NASDAQ Future Gen 200 ETF	1,065,910	(1,775,583)	(709,673)	9,977,540
NASDAQ Next Gen 100 ETF	102,266,907	(53,354,683)	48,912,224	699,549,931
QQQ Low Volatility ETF	84,313	(74,589)	9,724	2,253,643
NOTE 7—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which

39

undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

40

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on September 19, 2024, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco MSCI North America Climate ETF and Invesco QQQ Low Volatility ETF (each a  “Fund” and collectively, the “Funds”).
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with each Fund.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, including the identity of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”).  The Trustees noted that the portfolio managers of each Fund also manage other ETFs on behalf of the Adviser that are overseen by the Board and that the Board is familiar with the background and experience of the portfolio managers of each Fund.  The Trustees also noted other information the Board received and considered in connection with its March 14, 2024 and April 18, 2024 meetings describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd.  The Trustees reviewed information related to the Adviser’s portfolio transaction policies and procedures.  Because the Funds had not yet commenced operations, the Trustees noted that no performance information for the Funds could be provided.
The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and that was expected to be provided for each Fund.
Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and to Adviser-identified select peer funds.  The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of each Fund except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.  The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its Lipper peer groups and a select peer group as shown below:
Fund	Passive ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco MSCI North America Climate ETF	Lower than median (65)	Lower than median (23)	Lower than median (145)	Lower than median (4)
Invesco QQQ Low Volatility ETF	Lower than median (59)	Higher than median (20)	Lower than median (159)	Higher than median (3)
Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the services to be provided, the nature of the indices, the distinguishing factors of the Fund, and the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.
In conjunction with their review of the unitary advisory fees, the Trustees also considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations.  However, the

41

Approval of Investment Advisory Contracts—(continued)
Trustees noted other information the Board received and considered in connection with its March 14, 2024 and April 18, 2024 meetings regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for each Fund.  The Board considered whether the proposed unitary advisory fee rate for each Fund was reasonable in relation to the proposed services and product strategy of each Fund, and it concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Funds, and noted that the Adviser will not be a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, will serve as each Fund’s distributor and will be paid a distribution fee by the Adviser.  The Board concluded that each Fund’s proposed unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

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Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

43

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-TIIQQQ-NCSRS
invesco.com/ETFs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust II

By:    /s/ Brian Hartigan                                          .

Name: Brian Hartigan

Title:Principal Executive Officer

Date: May 1, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Brian Hartigan                                          ..

Name:Brian Hartigan

Title:Principal Executive Officer

Date: May 1, 2025

By:       /s/ Kelli Gallegos                                             ____

Name:Kelli Gallegos

Title:Principal Financial Officer

Date:May 1, 2025